DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
January 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2005 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
CPI	Consumer Price Index
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
USTMMR	U.S. Treasury Money Market Rate
AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
AMBAC	American Municipal Bond Assurance Corporation
SCH BD RES FD	School Board Resolution Fund
FGIC	Federal Guaranty Insurance Corporation
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
AUD	Australian Dollars
CHF	Swiss Franc
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SGD	Singapore Dollars

CONTINUED
Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2020
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
†	See Note B to Financial Statements.

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	398,099	$9,860,923
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	384,346	9,820,047
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	227,963	5,240,868
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	130,456	2,667,830
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	196,978	2,621,774
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	74,809	811,675
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	81,650	810,785
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $27,687,031)^^		$31,833,902
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$31,833,902	—	—	$31,833,902
TOTAL	$31,833,902	—	—	$31,833,902

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	293,325	$7,265,650
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	283,869	7,252,853
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	166,427	3,826,166
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	95,425	1,951,443
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	143,999	1,916,630
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	54,869	595,328
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	59,941	595,216
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $20,512,383)^^		$23,403,286
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$23,403,286	—	—	$23,403,286
TOTAL	$23,403,286	—	—	$23,403,286

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	526	$13,027
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	505	12,899
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	300	6,896
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	172	3,519
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	258	3,436
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	99	1,082
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	109	1,080
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $43,162)^^		$41,939
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$41,939	—	—	$41,939
TOTAL	$41,939	—	—	$41,939

Dimensional 2005 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	254,378	$3,136,481
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	200,045	2,062,463
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	16,501	408,724
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	15,936	407,175
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	9,412	216,390
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,382	110,053
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,111	107,951
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $5,920,916)		$6,449,237

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $554)	554	554
TOTAL INVESTMENTS — (100.0%) (Cost $5,921,470)^^		$6,449,791
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,449,237	—	—	$6,449,237
Temporary Cash Investments	554	—	—	554
TOTAL	$6,449,791	—	—	$6,449,791

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,037,091	$12,787,336
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	54,412	1,347,797
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	52,671	1,345,739
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	31,138	715,863
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	17,788	363,772
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	26,919	358,286
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	23,010	237,231
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $15,190,886)		$17,156,024

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $9,529)	9,529	9,529
TOTAL INVESTMENTS — (100.0%) (Cost $15,200,415)^^		$17,165,553
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$17,156,024	—	—	$17,156,024
Temporary Cash Investments	9,529	—	—	9,529
TOTAL	$17,165,553	—	—	$17,165,553

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,516,225	$31,025,058
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	426,918	4,644,867
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	148,590	3,680,566
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	143,671	3,670,784
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	85,033	1,954,917
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	48,583	993,529
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	73,510	978,420
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $41,187,209)		$46,948,141

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $14,449)	14,449	14,449
TOTAL INVESTMENTS — (100.0%) (Cost $41,201,658)^^		$46,962,590
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$46,948,141	—	—	$46,948,141
Temporary Cash Investments	14,449	—	—	14,449
TOTAL	$46,962,590	—	—	$46,962,590

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	5,112,277	$63,034,380
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	2,165,189	23,557,257
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	359,095	8,894,784
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	347,523	8,879,197
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	205,284	4,719,487
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	117,269	2,398,145
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	177,457	2,361,946
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $98,377,045)		$113,845,196

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $89,410)	89,410	89,410
TOTAL INVESTMENTS — (100.0%) (Cost $98,466,455)^^		$113,934,606
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$113,845,196	—	—	$113,845,196
Temporary Cash Investments	89,410	—	—	89,410
TOTAL	$113,934,606	—	—	$113,934,606

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,981,889	$54,202,957
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	3,358,271	41,407,479
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	798,751	19,785,053
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	771,915	19,722,431
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	455,834	10,479,637
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	261,494	5,347,545
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	394,297	5,248,091
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	387,120	4,200,257
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	422,915	4,199,546
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $138,056,441)		$164,592,996

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $37,294)	37,294	37,294
TOTAL INVESTMENTS — (100.0%) (Cost $138,093,735)^^		$164,630,290
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$164,592,996	—	—	$164,592,996
Temporary Cash Investments	37,294	—	—	37,294
TOTAL	$164,630,290	—	—	$164,630,290

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,695,802	$51,090,327
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,001,391	24,804,455
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	966,788	24,701,441
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	573,036	13,174,104
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	720,856	8,888,158
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	729,004	7,909,686
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	796,465	7,908,901
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	326,934	6,685,796
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	493,874	6,573,456
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $125,174,997)		$151,736,324

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $32,677)	32,677	32,677
TOTAL INVESTMENTS — (100.0%) (Cost $125,207,674)^^		$151,769,001
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$151,736,324	—	—	$151,736,324
Temporary Cash Investments	32,677	—	—	32,677
TOTAL	$151,769,001	—	—	$151,769,001

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	999,737	$24,763,477
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	966,647	24,697,836
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	2,185,174	23,774,695
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	567,056	13,036,625
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	859,909	9,330,013
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	939,578	9,330,012
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	325,189	6,650,103
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	490,652	6,530,581
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $98,152,772)^^		$118,113,342
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$118,113,342	—	—	$118,113,342
TOTAL	$118,113,342	—	—	$118,113,342

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	991,817	$24,567,319
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	957,405	24,461,712
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	568,937	13,079,855
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	943,855	10,240,826
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,031,111	10,238,931
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	323,972	6,625,231
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	491,301	6,539,211
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	25,651	279,080
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $80,249,138)		$96,032,165

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $56,896)	56,896	56,896
TOTAL INVESTMENTS — (100.0%) (Cost $80,306,034)^^		$96,089,061
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$96,032,165	—	—	$96,032,165
Temporary Cash Investments	56,896	—	—	56,896
TOTAL	$96,089,061	—	—	$96,089,061

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (86.0%)
AUSTRALIA — (3.2%)
	ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	200	$224,498
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	3,800	4,279,838
	Australia & New Zealand Banking Group Ltd.
(r)	2.364%, 05/17/21		2,000	2,009,160
	Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		2,700	2,742,026
(r)Ω	2.780%, 11/23/21		4,000	4,047,379
	2.625%, 05/19/22		250	255,507
	Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	5,082,964
	2.750%, 03/10/22		200	204,381
	0.500%, 07/11/22	EUR	2,500	2,818,189
	National Australia Bank, Ltd.
#	2.800%, 01/10/22		8,000	8,163,199
	0.875%, 01/20/22	EUR	1,700	1,924,800
	2.500%, 05/22/22		1,635	1,664,110
	0.350%, 09/07/22	EUR	1,600	1,798,442
	Westpac Banking Corp.
	2.100%, 05/13/21		461	463,426
	2.800%, 01/11/22		11,749	11,995,032
	0.250%, 01/17/22	EUR	450	502,825
	TOTAL AUSTRALIA			48,175,776
BELGIUM — (1.7%)
	Anheuser-Busch InBev SA
	0.800%, 04/20/23	EUR	1,700	1,940,796
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,000	2,269,514
	0.200%, 03/16/21	EUR	5,000	5,581,802
	0.250%, 06/02/22	EUR	350	393,876
	0.750%, 01/25/23	EUR	7,750	8,878,825
	0.250%, 06/01/23	EUR	5,400	6,107,423
	TOTAL BELGIUM			25,172,236
CANADA — (8.7%)
	Bank of Montreal
(r)	2.188%, 07/13/20		1,990	1,992,749
	3.100%, 07/13/20		5,000	5,030,696
(r)	2.709%, 08/27/21		800	808,047
	Bank of Nova Scotia (The)
#	2.350%, 10/21/20		8,005	8,043,431
	Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		4,500	4,624,686
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Enbridge, Inc.
	2.900%, 07/15/22		6,010	$6,151,126
Export Development Canada Floating Rate Note
(r)	1.001%, 01/31/22	GBP	4,000	5,287,098
Husky Energy, Inc.
#	3.950%, 04/15/22		1,250	1,294,572
Ontario, Province of Canada Floating Rate Note
(r)	2.266%, 10/27/21	CAD	10,000	7,610,322
Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,236,949
Royal Bank of Canada
	2.125%, 03/02/20		3,965	3,966,269
	2.350%, 10/30/20		11,000	11,052,691
(r)	2.160%, 04/30/21		11,812	11,857,692
	1.583%, 09/13/21	CAD	6,000	4,515,868
	1.968%, 03/02/22	CAD	2,300	1,742,327
	2.000%, 03/21/22	CAD	11,000	8,342,345
Royal Bank of Canada Floating Rate Note
(r)	0.110%, 07/24/20	EUR	1,000	1,111,545
Toronto-Dominion Bank (The)
#	3.150%, 09/17/20		2,000	2,018,120
#	2.500%, 12/14/20		16,681	16,799,700
	1.994%, 03/23/22	CAD	16,300	12,355,188
	3.005%, 05/30/23	CAD	5,000	3,915,747
	0.625%, 07/20/23	EUR	7,300	8,314,396
TOTAL CANADA				130,071,564
DENMARK — (0.2%)
Danske Bank A.S.
Ω	2.750%, 09/17/20	USD	3,000	3,015,504
FINLAND — (1.4%)
Municipality Finance P.L.C. Floating Rate Note
(r)	1.804%, 10/26/20		3,000	3,000,084
(r)	1.954%, 02/17/21		5,000	5,001,100
Municipality Finance P.L.C.
	0.750%, 12/15/20	GBP	1,017	1,341,095
Nordea Bank Abp
#Ω	2.500%, 09/17/20		4,000	4,018,232
#Ω	2.250%, 05/27/21		3,800	3,824,930
	0.300%, 06/30/22	EUR	1,000	1,122,487
OP Corporate Bank P.L.C.
	0.375%, 08/29/23	EUR	3,000	3,383,177
TOTAL FINLAND				21,691,105

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (3.1%)
Agence Francaise de Developpement EPIC Floating Rate Note
(r)	2.005%, 06/07/21		3,000	$2,993,573
Agence Francaise de Developpement EPIC
	0.500%, 10/25/22	EUR	500	567,744
BNP Paribas SA
	2.375%, 05/21/20		500	500,978
#Ω	2.950%, 05/23/22		2,500	2,559,320
BPCE SA
	2.650%, 02/03/21		1,300	1,311,609
Bpifrance Financement SA
	0.100%, 02/19/21	EUR	5,000	5,572,486
Caisse d'Amortissement de la Dette Sociale
	0.500%, 05/25/23	EUR	4,500	5,149,697
Credit Agricole SA
Ω	3.375%, 01/10/22		2,000	2,054,397
Electricite de France SA
#Ω	2.350%, 10/13/20		1,000	1,002,792
Pernod Ricard SA
Ω	5.750%, 04/07/21		5,000	5,233,338
Sanofi
	0.500%, 03/21/23	EUR	5,900	6,689,716
	2.500%, 11/14/23	EUR	3,500	4,259,655
Societe Generale S.A.
Ω	4.250%, 09/14/23		5,000	5,340,950
Societe Generale SA
Ω	3.250%, 01/12/22		2,000	2,052,119
Total Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,689,692
TOTAL FRANCE				46,978,066
GERMANY — (6.9%)
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,498,808
BMW US Capital LLC
(r)Ω	2.401%, 08/13/21		5,463	5,485,871
#Ω	3.450%, 04/12/23		2,000	2,097,854
Daimler Finance North America LLC
#Ω	2.700%, 08/03/20		3,085	3,099,178
Ω	2.850%, 01/06/22		3,000	3,047,916
Daimler Finance North America, LLC
(r)Ω	2.349%, 02/22/21		2,125	2,129,864
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	850	1,014,035
Deutsche Bank AG
#	2.950%, 08/20/20		1,900	1,907,141
Erste Abwicklungsanstalt Floating Rate Note
(r)	2.095%, 03/09/20		1,000	1,000,370
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
	0.000%, 12/15/22	EUR	12,500	$14,070,955
	0.125%, 06/07/23	EUR	3,400	3,848,635
	0.000%, 09/15/23	EUR	2,000	2,257,099
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	2.156%, 06/03/21		4,806	4,819,687
Landwirtschaftliche Rentenbank
	0.050%, 06/12/23	EUR	7,500	8,463,185
NRW Bank
(r)	1.944%, 02/08/21		16,600	16,595,518
	0.000%, 08/10/22	EUR	3,500	3,924,061
	0.125%, 07/07/23	EUR	2,400	2,709,465
Nrw. Bank Floating Rate Note
(r)	1.952%, 03/05/21		10,000	10,000,800
State of North Rhine-Westphalia Germany
	1.250%, 03/13/20	EUR	2,698	2,997,410
	0.200%, 04/17/23	EUR	1,000	1,131,219
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		4,000	4,005,830
(r)Ω	2.675%, 11/13/20		2,890	2,903,024
Ω	4.000%, 11/12/21		3,000	3,106,880
TOTAL GERMANY				103,114,805
ITALY — (0.2%)
Enel Finance International NV
Ω	2.875%, 05/25/22	USD	2,500	2,550,240
JAPAN — (6.3%)
American Honda Finance Corp.
	2.450%, 09/24/20		3,000	3,015,352
(r)	2.111%, 02/12/21		3,000	3,002,918
(r)	2.241%, 11/05/21		1,000	1,003,772
	0.550%, 03/17/23	EUR	3,000	3,394,630
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,770	1,809,650
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		5,000	5,070,432
	2.190%, 09/13/21		2,000	2,012,055
Mizuho Bank, Ltd.
Ω	2.700%, 10/20/20		2,000	2,013,307
Mizuho Financial Group, Inc.
(r)	3.027%, 09/13/21		1,786	1,811,359
	2.953%, 02/28/22		5,000	5,114,864
MUFG Bank, Ltd.
Ω	2.300%, 03/05/20		3,900	3,901,871
Nissan Motor Acceptance Corp.
Ω	2.125%, 03/03/20		2,250	2,250,379

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
(r)Ω	2.558%, 09/21/21		730	$732,333
	Nissan Motor Acceptance Corp. Floating Rate Note
(r)Ω	2.414%, 03/15/21		200	200,207
	Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		5,000	5,143,519
	Sumitomo Mitsui Financial Group, Inc.
	2.934%, 03/09/21		5,000	5,069,585
(r)	3.565%, 03/09/21		1,000	1,015,899
	2.058%, 07/14/21		400	401,942
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	5,000	5,708,012
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	8,500	6,436,595
	2.350%, 07/18/22	CAD	3,000	2,290,487
	2.700%, 01/25/23	CAD	4,000	3,085,416
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	738	820,551
	Toyota Motor Credit Corp. Floating Rate Note
(r)	2.412%, 01/08/21		1,652	1,658,394
	1.900%, 04/08/21		10,500	10,536,672
	1.000%, 09/10/21	EUR	1,800	2,035,540
(r)	2.164%, 10/07/21		7,000	7,017,317
	2.600%, 01/11/22		3,000	3,056,356
	3.300%, 01/12/22		1,561	1,610,583
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	1,000	1,119,242
	0.625%, 09/26/23	EUR	1,500	1,710,633
	TOTAL JAPAN			94,049,872
NETHERLANDS — (3.7%)
	Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	1,000	1,192,554
	Allianz Finance II BV Floating Rate Note
(r)	0.105%, 12/07/20	EUR	1,000	1,113,153
	BNG Bank NV
	0.050%, 07/11/23	EUR	9,000	10,142,826
	Cooperatieve Rabobank UA
	4.500%, 01/11/21		3,000	3,077,953
	2.750%, 01/10/22		5,000	5,103,306
	4.000%, 01/11/22	EUR	2,950	3,539,059
	ING Bank NV
Ω	2.750%, 03/22/21		3,000	3,037,436
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)	1.911%, 11/10/20		6,500	6,499,214
	Shell International Finance BV
	2.125%, 05/11/20		2,200	2,202,632
	1.875%, 05/10/21		1,900	1,906,984
#	1.750%, 09/12/21		8,500	8,522,742
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	1.250%, 03/15/22	EUR	2,006	$2,296,560
	1.000%, 04/06/22	EUR	6,000	6,833,431
	TOTAL NETHERLANDS			55,467,850
NORWAY — (0.3%)
	Equinor ASA
	5.625%, 03/11/21	EUR	800	944,062
	Kommunalbanken A.S. Floating Rate Note
(r)	1.927%, 03/12/21		2,250	2,250,515
	Kommunalbanken A.S.
(r)Ω	1.927%, 03/12/21		1,200	1,200,274
	TOTAL NORWAY			4,394,851
SPAIN — (1.2%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,107,011
	Santander Holdings USA, Inc.
	2.650%, 04/17/20		2,000	2,002,101
	3.700%, 03/28/22		780	805,411
	3.400%, 01/18/23		2,150	2,221,487
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		750	759,252
	Santander UK P.L.C.
	2.375%, 03/16/20		4,600	4,603,588
	Telefonica Emisiones SA
	5.134%, 04/27/20		4,250	4,281,492
	5.462%, 02/16/21		1,000	1,037,106
	TOTAL SPAIN			17,817,448
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.8%)
	Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	1,000	1,125,750
	0.125%, 05/25/23	EUR	8,500	9,611,764
	EUROFIMA
(r)	2.000%, 11/15/21		3,350	3,349,765
	European Financial Stability Facility
	0.000%, 11/17/22	EUR	9,842	11,063,407
	0.125%, 10/17/23	EUR	1,000	1,132,891
	European Investment Bank
	0.000%, 10/16/23	EUR	2,000	2,258,720
	European Stability Mechanism
	0.000%, 10/18/22	EUR	13,950	15,679,917
	0.100%, 07/31/23	EUR	14,500	16,398,790
	European Stability Mechanism Treasury Bill
	0.000%, 03/05/20	EUR	7,000	7,766,485
	Inter-American Investment Corp.
(r)	1.938%, 10/12/21		1,500	1,500,315

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	International Bank for Reconstruction & Development Floating Rate Note
(r)	0.997%, 05/15/24	GBP	1,000	$1,320,222
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			71,208,026
SWEDEN — (4.4%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	185,000	19,280,423
	0.750%, 02/22/23	SEK	170,000	17,967,057
	1.000%, 11/13/23	SEK	50,000	5,354,745
	Skandinaviska Enskilda Banken AB
(r)Ω	2.334%, 05/17/21		4,823	4,836,437
	Svensk Exportkredit AB
(r)	2.007%, 12/13/21		7,000	7,005,519
	Svenska Handelsbanken AB
	1.875%, 09/07/21		447	448,998
	0.250%, 02/28/22	EUR	1,900	2,126,858
	Swedbank AB
	0.300%, 09/06/22	EUR	3,000	3,357,885
	0.250%, 11/07/22	EUR	4,400	4,921,794
	0.400%, 08/29/23	EUR	250	281,469
	TOTAL SWEDEN			65,581,185
SWITZERLAND — (0.9%)
	Credit Suisse AG
	3.000%, 10/29/21		480	490,554
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	1,500	1,694,856
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	1,000	1,329,585
	Novartis Finance SA
	0.750%, 11/09/21	EUR	200	225,950
	0.500%, 08/14/23	EUR	3,000	3,404,842
	0.125%, 09/20/23	EUR	3,000	3,373,562
	UBS Group Funding Switzerland AG Floating Rate Note
(r)	3.618%, 04/14/21		2,850	2,906,627
	TOTAL SWITZERLAND			13,425,976
UNITED KINGDOM — (3.1%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		5,071	5,098,862
	Barclays P.L.C.
	3.250%, 01/12/21		3,500	3,541,090
	Barclays PLC
	3.200%, 08/10/21		5,500	5,593,717
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	BAT International Finance P.L.C.
Ω	3.250%, 06/07/22		7,900	$8,126,309
	BP Capital Markets P.L.C.
	1.117%, 01/25/24	EUR	3,000	3,476,371
	BP Capital Markets plc
(r)	2.764%, 09/16/21		137	138,725
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		700	732,318
	3.600%, 05/25/23		775	814,876
	HSBC USA, Inc.
	2.750%, 08/07/20		4,000	4,019,408
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,156	1,176,878
	3.000%, 01/11/22		2,500	2,549,999
	Mead Johnson Nutrition Co.
	3.000%, 11/15/20		700	706,697
	Praxair, Inc.
	1.200%, 02/12/24	EUR	6,625	7,752,004
	Unilever Capital Corp.
	4.250%, 02/10/21		1,200	1,229,898
	United Kingdom Treasury Bill
	0.000%, 03/09/20	GBP	535	706,582
	TOTAL UNITED KINGDOM			45,663,734
UNITED STATES — (35.9%)
	3M Co.
	1.875%, 11/15/21	EUR	2,600	2,992,814
	AbbVie, Inc.
	2.500%, 05/14/20		6,000	6,007,357
	2.900%, 11/06/22		1,000	1,026,879
	Aetna, Inc.
	2.750%, 11/15/22		825	841,905
	Agilent Technologies, Inc.
	3.200%, 10/01/22		2,000	2,058,017
	Allergan Finance LLC
	3.250%, 10/01/22		2,300	2,373,777
	Allergan Funding SCS
	3.450%, 03/15/22		7,800	8,029,889
	Altria Group, Inc.
	4.750%, 05/05/21		500	518,309
	American Express Co.
	2.500%, 08/01/22		7,383	7,514,442
	American Express Credit Corp.
	2.375%, 05/26/20		800	801,000
	American International Group, Inc.
	3.375%, 08/15/20		3,000	3,024,502
	6.400%, 12/15/20		2,475	2,573,348
	3.300%, 03/01/21		500	507,966
	4.875%, 06/01/22		1,400	1,495,157
	Ameriprise Financial, Inc.
	5.300%, 03/15/20		1,000	1,004,000
	Anthem, Inc.
	3.125%, 05/15/22		1,907	1,965,702
	3.300%, 01/15/23		825	860,150

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Aon Corp.
	5.000%, 09/30/20		2,710	$2,766,072
	Apache Corp.
	3.250%, 04/15/22		257	262,602
	Apple, Inc.
#(r)	3.040%, 02/23/21		496	501,544
	2.500%, 02/09/22		1,628	1,657,445
#	2.300%, 05/11/22		7,500	7,621,831
#	2.100%, 09/12/22		5,000	5,067,006
	1.000%, 11/10/22	EUR	2,700	3,097,999
	Ares Capital Corp.
	4.200%, 06/10/24		3,000	3,170,771
	Assurant, Inc.
	4.000%, 03/15/23		3,000	3,161,109
	AT&T, Inc.
	2.450%, 06/30/20		1,331	1,332,733
#	4.600%, 02/15/21		1,000	1,022,332
(r)	2.781%, 07/15/21		5,000	5,052,705
	4.000%, 01/15/22		1,500	1,563,697
	3.000%, 06/30/22		620	635,860
	Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,042,557
	AutoZone, Inc.
	3.700%, 04/15/22		750	777,201
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		3,000	3,072,984
	Baltimore Gas & Electric Co.
	3.350%, 07/01/23		610	638,300
	Bank of America Corp.
	2.625%, 10/19/20		2,500	2,514,491
	3.300%, 01/11/23		500	522,077
	Bank of New York Mellon Corp. (The)
#	2.150%, 02/24/20		1,200	1,200,000
	3.500%, 04/28/23		2,000	2,111,925
	BB&T Corp.
	2.050%, 05/10/21		731	734,491
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,500	1,700,915
	0.750%, 03/16/23	EUR	600	682,119
	Biogen, Inc.
	2.900%, 09/15/20		1,500	1,510,192
	3.625%, 09/15/22		4,500	4,708,131
	Booking Holdings, Inc.
#	2.750%, 03/15/23		4,500	4,632,234
	Bristol-Myers Squibb Co.
Ω	2.750%, 02/15/23		5,500	5,660,016
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		5,000	5,089,200
	Bunge, Ltd. Finance Corp.
#	3.000%, 09/25/22		2,600	2,660,880
	Campbell Soup Co.
	2.500%, 08/02/22		1,000	1,012,381
	3.650%, 03/15/23		3,143	3,299,773
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Capital One Financial Corp.
	3.200%, 01/30/23	6,000	$6,219,828
	Cardinal Health, Inc.
#	4.625%, 12/15/20	1,700	1,740,150
	Caterpillar Financial Services Corp.
(r)	2.090%, 05/15/20	3,000	3,001,604
(r)	2.124%, 03/15/21	4,000	4,007,467
	1.700%, 08/09/21	1,000	1,000,374
(r)	2.165%, 09/07/21	1,319	1,322,256
	2.625%, 03/01/23	500	513,003
	CBS Corp.
#	2.500%, 02/15/23	3,000	3,058,696
	Chevron Corp.
#	2.419%, 11/17/20	800	803,978
#	2.498%, 03/03/22	4,680	4,766,520
	Chubb INA Holdings, Inc.
	2.300%, 11/03/20	425	426,508
	Church & Dwight Co., Inc.
	2.875%, 10/01/22	1,000	1,028,833
	Cigna Corp.
Ω	3.900%, 02/15/22	1,866	1,939,085
	Cisco Systems, Inc.
	1.850%, 09/20/21	9,700	9,740,828
	Citigroup, Inc.
	2.400%, 02/18/20	3,000	3,000,689
	3.875%, 10/25/23	530	568,733
	Citizens Bank N.A.
	3.700%, 03/29/23	8,178	8,625,879
	CMS Energy Corp.
	5.050%, 03/15/22	2,549	2,693,906
	CNA Financial Corp.
	5.750%, 08/15/21	880	932,130
	Comcast Corp.
(r)	2.349%, 10/01/21	5,765	5,795,511
	Conagra Brands, Inc.
	3.200%, 01/25/23	2,075	2,143,876
	Constellation Brands, Inc.
	2.700%, 05/09/22	7,000	7,121,031
	3.200%, 02/15/23	1,706	1,766,481
	Cox Communications, Inc.
Ω	3.250%, 12/15/22	975	1,009,242
	CVS Health Corp.
	2.125%, 06/01/21	500	502,285
	3.500%, 07/20/22	2,500	2,589,668
	2.750%, 12/01/22	2,500	2,552,546
	Discovery Communications LLC
	3.250%, 04/01/23	1,489	1,549,809
	Dollar General Corp.
	3.250%, 04/15/23	2,320	2,413,205
	Dollar Tree, Inc.
	3.700%, 05/15/23	8,393	8,851,784
	Dominion Energy Gas Holdings LLC
(r)	2.494%, 06/15/21	4,500	4,523,145

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Dow Chemical Co. (The)
	3.000%, 11/15/22		2,000	$2,057,824
	DTE Energy Co.
	3.300%, 06/15/22		503	518,073
	Duke Energy Corp.
#	2.400%, 08/15/22		1,357	1,376,982
	E*TRADE Financial Corp.
	2.950%, 08/24/22		8,280	8,471,854
	eBay, Inc.
	2.750%, 01/30/23		417	426,171
	Edison International
#	2.950%, 03/15/23		2,998	3,071,609
	Electronic Arts, Inc.
	3.700%, 03/01/21		2,000	2,037,436
	Energy Transfer Operating L.P.
	4.650%, 06/01/21		1,180	1,211,544
	Enterprise Products Operating LLC
	3.350%, 03/15/23		2,000	2,084,311
	Equifax, Inc.
	3.950%, 06/15/23		5,000	5,332,448
	Exelon Generation Co. LLC
#	4.000%, 10/01/20		600	605,392
	Exxon Mobil Corp.
#	1.912%, 03/06/20		2,400	2,399,881
#	2.397%, 03/06/22		11,161	11,350,999
	Fifth Third Bancorp
	3.500%, 03/15/22		2,000	2,069,269
	Flex, Ltd.
#	5.000%, 02/15/23		8,000	8,634,427
	GE Capital European Funding Un, Ltd. Co.
	0.800%, 01/21/22	EUR	2,400	2,701,953
	GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20		3,046	3,056,370
	General Mills, Inc.
	3.150%, 12/15/21		500	511,903
#	2.600%, 10/12/22		4,385	4,469,689
	General Motors Financial Co., Inc.
	3.200%, 07/06/21		7,200	7,313,336
	Gilead Sciences, Inc.
	2.550%, 09/01/20		1,000	1,004,506
	Global Payments, Inc.
	3.750%, 06/01/23		4,480	4,718,433
	Goldman Sachs Group, Inc. (The)
	5.750%, 01/24/22		5,500	5,915,511
	Harley-Davidson Financial Services, Inc.
Ω	2.850%, 01/15/21		500	504,016
Ω	3.550%, 05/21/21		1,000	1,020,617
Ω	2.550%, 06/09/22		2,924	2,953,085
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		3,800	$3,841,700
#(r)	2.567%, 03/12/21		500	502,368
	Huntington National Bank (The)
	2.400%, 04/01/20		2,600	2,601,157
	IBM Credit LLC
(r)	2.079%, 01/20/21		7,200	7,215,031
(r)	2.051%, 02/05/21		1,000	1,001,021
	Intercontinental Exchange, Inc.
#	2.750%, 12/01/20		268	270,093
	International Business Machines Corp.
#	1.625%, 05/15/20		1,390	1,389,972
	0.375%, 01/31/23	EUR	1,000	1,125,242
	JM Smucker Co. (The)
	2.500%, 03/15/20		3,320	3,322,291
	John Deere Capital Corp.
	2.050%, 03/10/20		1,625	1,625,679
	Johnson & Johnson
	0.250%, 01/20/22	EUR	1,000	1,121,726
	JPMorgan Chase & Co.
#	3.250%, 09/23/22		1,300	1,349,991
	Kellogg Co.
	4.000%, 12/15/20		162	165,084
	KeyCorp
	2.900%, 09/15/20		2,000	2,013,389
	Kohl's Corp.
	3.250%, 02/01/23		2,000	2,042,090
	Kroger Co. (The)
	3.400%, 04/15/22		1,000	1,033,080
#	2.800%, 08/01/22		500	512,704
	L3Harris Technologies, Inc.
Ω	4.950%, 02/15/21		701	716,948
	Laboratory Corp. of America Holdings
#	3.200%, 02/01/22		1,500	1,539,276
	4.000%, 11/01/23		5,000	5,328,954
	Lam Research Corp.
	2.750%, 03/15/20		2,800	2,801,677
	Liberty Mutual Group, Inc.
#Ω	5.000%, 06/01/21		2,900	3,014,610
	LyondellBasell Industries NV
	6.000%, 11/15/21		3,853	4,093,198
	Marriott International, Inc.
	2.300%, 01/15/22		1,385	1,396,156
	Marsh & McLennan Cos., Inc.
	2.350%, 03/06/20		2,000	2,000,540
	2.750%, 01/30/22		1,500	1,528,312
	McKesson Corp.
#	2.700%, 12/15/22		2,451	2,495,015
#	2.850%, 03/15/23		1,220	1,249,728
	Microsoft Corp.
	2.375%, 02/12/22		14,000	14,239,251
#	2.650%, 11/03/22		6,400	6,582,688

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.000%, 08/08/23		4,000	$4,062,636
Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		2,258	2,266,568
Mondelez International, Inc.
	3.625%, 05/07/23		890	939,238
Morgan Stanley
	2.800%, 06/16/20		3,000	3,010,951
	5.500%, 07/28/21		925	975,857
	3.125%, 01/23/23		3,000	3,112,357
Mosaic Co. (The)
	3.750%, 11/15/21		1,000	1,025,403
	3.250%, 11/15/22		1,000	1,030,845
Motorola Solutions, Inc.
#	3.500%, 03/01/23		1,750	1,818,851
National Oilwell Varco, Inc.
	2.600%, 12/01/22		2,503	2,545,791
National Rural Utilities Cooperative Finance Corp.
(r)	2.336%, 06/30/21		7,000	7,022,123
NBCUniversal Enterprise, Inc.
(r)Ω	2.309%, 04/01/21		3,500	3,514,409
NetApp, Inc.
	3.250%, 12/15/22		2,000	2,070,356
Newell Brands, Inc.
	4.000%, 06/15/22		1,000	1,032,429
Newmont Corp.
	3.625%, 06/09/21		398	406,028
Northrop Grumman Corp.
	3.500%, 03/15/21		535	545,410
NVIDIA Corp.
	2.200%, 09/16/21		575	578,755
Occidental Petroleum Corp.
	2.700%, 02/15/23		2,352	2,389,543
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		6,335	6,588,799
ONEOK, Inc.
	4.250%, 02/01/22		3,000	3,115,631
Oracle Corp.
	1.900%, 09/15/21		8,600	8,636,499
#	2.500%, 10/15/22		2,000	2,048,367
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		1,605	1,647,100
Ω	4.875%, 07/11/22		1,455	1,555,415
Ω	4.250%, 01/17/23		822	877,245
PepsiCo, Inc.
	2.250%, 05/02/22		710	721,850
Pfizer, Inc.
	0.250%, 03/06/22	EUR	4,500	5,038,444
Philip Morris International, Inc.
#	2.375%, 08/17/22		200	202,827
Phillips 66
	4.300%, 04/01/22		990	1,040,816
Principal Financial Group, Inc.
	3.300%, 09/15/22		1,416	1,469,181
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.125%, 05/15/23		890	$925,038
Procter & Gamble Co. (The)
2.000%, 08/16/22	EUR	1,600	1,877,172
Progress Energy, Inc.
4.400%, 01/15/21		2,150	2,187,822
Prudential Financial, Inc.
5.375%, 06/21/20		3,000	3,043,570
QUALCOMM, Inc.
2.250%, 05/20/20		3,000	3,004,702
2.600%, 01/30/23		6,690	6,853,026
Regions Financial Corp.
# 2.750%, 08/14/22		2,750	2,812,103
Reinsurance Group of America, Inc.
4.700%, 09/15/23		4,600	5,032,152
Ryder System, Inc.
3.400%, 03/01/23		1,200	1,249,241
Sempra Energy
2.850%, 11/15/20		5,000	5,032,263
4.050%, 12/01/23		735	789,376
Sherwin-Williams Co. (The)
2.750%, 06/01/22		1,913	1,958,137
Southern Power Co.
2.500%, 12/15/21		539	546,148
Spirit AeroSystems, Inc.
3.950%, 06/15/23		500	506,166
Stryker Corp.
2.625%, 03/15/21		2,378	2,400,342
Sunoco Logistics Partners Operations L.P.
3.450%, 01/15/23		740	759,915
Sysco Corp.
2.600%, 10/01/20		3,970	3,989,702
Thermo Fisher Scientific, Inc.
3.000%, 04/15/23		1,200	1,242,772
Truist Financial Corp.
2.900%, 03/03/21		3,000	3,036,978
2.750%, 04/01/22		1,090	1,112,295
Tupperware Brands Corp.
# 4.750%, 06/01/21		437	431,373
Tyson Foods, Inc.
4.500%, 06/15/22		2,000	2,111,769
United Parcel Service, Inc.
# 2.450%, 10/01/22		300	306,382
UnitedHealth Group, Inc.
2.700%, 07/15/20		439	440,952
2.125%, 03/15/21		2,000	2,011,728
Viacom, Inc.
3.875%, 12/15/21		2,740	2,845,010
Walgreen Co.
3.100%, 09/15/22		1,500	1,542,885
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		500	510,525
Walmart, Inc.
(r) 2.158%, 06/23/21		4,880	4,893,412
Wells Fargo & Co.
2.094%, 04/25/22	CAD	1,000	757,095

DFA Short-Duration Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Wells Fargo Bank NA
(r) 2.312%, 10/22/21	8,000	$8,039,740
Whirlpool Corp.
3.700%, 03/01/23	2,170	2,281,062
Williams Cos., Inc. (The)
# 3.700%, 01/15/23	1,190	1,238,267
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22	950	973,283
Zoetis, Inc.
3.250%, 02/01/23	2,976	3,092,183
TOTAL UNITED STATES		535,348,757
TOTAL BONDS		1,283,726,995
U.S. TREASURY OBLIGATIONS — (12.2%)
Treasury Inflation Protected Security
0.125%, 04/15/20	15,377	15,360,082
1.125%, 01/15/21	3,527	3,553,475
U.S. Treasury Notes
(r) 1.675%, 04/30/21	9,500	9,503,416
(r) 1.756%, 07/31/21	124,000	124,193,917
(r) 1.836%, 10/31/21	29,500	29,589,697
TOTAL U.S. TREASURY OBLIGATIONS		182,200,587
		Face Amount^	Value†
		(000)
CERTIFICATES OF DEPOSIT — (0.8%)
CANADA — (0.5%)
(r)	Canadian Imperial Bank of Commerce, Floating Rate Note	7,000,000	$7,000,000
SINGAPORE — (0.3%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	5,000,000	5,000,442
TOTAL CERTIFICATES OF DEPOSIT			12,000,442
TOTAL INVESTMENT SECURITIES (Cost $1,470,569,768)			1,477,928,024

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,253,183	14,501,837
TOTAL INVESTMENTS — (100.0%)
(Cost $1,485,068,134)^^			$1,492,429,861

As of January 31, 2020, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	43,438,298	SEK	411,216,551	Citibank, N.A.	02/14/20	$702,661
USD	36,729,368	EUR	32,986,463	Citibank, N.A.	02/20/20	110,018
USD	3,076,591	EUR	2,758,384	ANZ Securities	02/28/20	12,914
USD	6,877,534	EUR	6,163,383	ANZ Securities	02/28/20	31,999
USD	12,550,303	EUR	11,227,119	Barclays Capital	02/28/20	80,586
USD	32,575,816	EUR	28,907,136	Barclays Capital	02/28/20	469,289
USD	103,398,801	EUR	92,456,459	Citibank, N.A.	04/14/20	419,317
USD	51,417,727	CAD	67,819,967	Barclays Capital	04/27/20	172,213
Total Appreciation						$1,998,997
USD	697,966	GBP	534,829	Citibank, N.A.	02/10/20	$(8,385)
USD	2,641,256	GBP	2,027,263	Barclays Capital	02/10/20	(36,162)
USD	6,530,046	GBP	5,010,163	Citibank, N.A.	02/10/20	(86,904)
USD	2,146,691	EUR	1,945,908	Barclays Capital	02/20/20	(13,525)
USD	78,635,948	EUR	71,197,084	Barclays Capital	02/26/20	(431,390)
Total (Depreciation)						$(576,366)
Total Appreciation (Depreciation)						$1,422,631

DFA Short-Duration Real Return Portfolio
CONTINUED
As of January 31, 2020, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.769%	Fixed	CPI	Maturity	USD	26,000,000	05/30/20	—	—	$67,872	$67,872
Bank of America Corp.	1.633%	Fixed	CPI	Maturity	USD	27,000,000	04/14/21	—	—	465,710	465,710
Bank of America Corp.	1.525%	Fixed	CPI	Maturity	USD	43,000,000	08/31/21	—	—	760,979	760,979
Bank of America Corp.	1.435%	Fixed	CPI	Maturity	USD	30,000,000	10/30/20	—	—	603,301	603,301
Bank of America Corp.	1.244%	Fixed	CPI	Maturity	USD	30,000,000	09/05/20	—	—	139,936	139,936
Citibank, N.A.	1.879%	Fixed	CPI	Maturity	USD	54,000,000	07/26/21	—	—	59,449	59,449
Citibank, N.A.	1.849%	Fixed	CPI	Maturity	USD	20,000,000	10/27/21	—	—	61,893	61,893
Citibank, N.A.	1.788%	Fixed	CPI	Maturity	USD	30,000,000	03/08/20	—	—	146,132	146,132
Citibank, N.A.	1.695%	Fixed	CPI	Maturity	USD	42,000,000	02/21/20	—	—	220,486	220,486
Citibank, N.A.	1.683%	Fixed	CPI	Maturity	USD	22,000,000	02/28/20	—	—	131,254	131,254
Citibank, N.A.	1.655%	Fixed	CPI	Maturity	USD	40,000,000	07/20/20	—	—	666,119	666,119
Citibank, N.A.	1.623%	Fixed	CPI	Maturity	USD	38,000,000	06/20/20	—	—	791,989	791,989
Citibank, N.A.	1.350%	Fixed	CPI	Maturity	USD	43,000,000	08/07/20	—	—	136,222	136,222
Citibank, N.A.	1.350%	Fixed	CPI	Maturity	USD	48,000,000	10/09/20	—	—	116,956	116,956
Deutsche Bank AG, London Branch	1.860%	Fixed	CPI	Maturity	USD	60,000,000	06/30/20	—	—	352,513	352,513
Total Appreciation										$4,720,811	$4,720,811
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	(727,132)	(727,132)
Bank of America Corp.	2.282%	Fixed	CPI	Maturity	USD	40,000,000	02/08/20	—	—	(194,062)	(194,062)
Bank of America Corp.	2.254%	Fixed	CPI	Maturity	USD	30,000,000	10/24/23	—	—	(884,827)	(884,827)
Bank of America Corp.	2.228%	Fixed	CPI	Maturity	USD	26,000,000	03/12/22	—	—	(535,359)	(535,359)
Bank of America Corp.	2.225%	Fixed	CPI	Maturity	USD	29,000,000	03/01/20	—	—	(116,214)	(116,214)
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	(603,572)	(603,572)
Bank of America Corp.	1.628%	Fixed	CPI	Maturity	USD	26,000,000	01/16/21	—	—	(89,078)	(89,078)
Citibank, N.A.	2.318%	Fixed	CPI	Maturity	USD	24,000,000	07/05/22	—	—	(634,264)	(634,264)
Citibank, N.A.	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	(599,449)	(599,449)
Citibank, N.A.	2.190%	Fixed	CPI	Maturity	USD	23,000,000	08/13/21	—	—	(405,132)	(405,132)
Citibank, N.A.	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	(489,716)	(489,716)
Citibank, N.A.	2.149%	Fixed	CPI	Maturity	USD	38,000,000	01/23/21	—	—	(367,734)	(367,734)
Citibank, N.A.	2.144%	Fixed	CPI	Maturity	USD	44,000,000	01/11/21	—	—	(417,599)	(417,599)
Citibank, N.A.	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	(198,469)	(198,469)
Citibank, N.A.	2.036%	Fixed	CPI	Maturity	USD	36,000,000	11/21/22	—	—	(431,274)	(431,274)
Citibank, N.A.	2.009%	Fixed	CPI	Maturity	USD	42,000,000	10/23/22	—	—	(290,193)	(290,193)
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	(378,741)	(378,741)
Citibank, N.A.	1.640%	Fixed	CPI	Maturity	USD	22,000,000	11/20/20	—	—	(1,166)	(1,166)
Deutsche Bank AG	2.333%	Fixed	CPI	Maturity	USD	40,000,000	07/11/21	—	—	(817,413)	(817,413)
Deutsche Bank AG	2.289%	Fixed	CPI	Maturity	USD	33,000,000	06/13/22	—	—	(807,350)	(807,350)
Deutsche Bank AG	2.235%	Fixed	CPI	Maturity	USD	38,000,000	05/02/22	—	—	(896,691)	(896,691)
Deutsche Bank AG	2.208%	Fixed	CPI	Maturity	USD	20,000,000	04/05/23	—	—	(528,387)	(528,387)
Deutsche Bank AG	2.203%	Fixed	CPI	Maturity	USD	31,000,000	10/25/22	—	—	(697,682)	(697,682)
Deutsche Bank AG	2.193%	Fixed	CPI	Maturity	USD	40,000,000	03/08/21	—	—	(520,593)	(520,593)

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.128%	Fixed	CPI	Maturity	USD	34,000,000	11/15/22	—	—	$(658,642)	$(658,642)
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	(73,850)	(73,850)
Deutsche Bank AG, London Branch	2.145%	Fixed	CPI	Maturity	USD	25,000,000	03/17/20	—	—	(84,847)	(84,847)
Deutsche Bank AG, London Branch	2.135%	Fixed	CPI	Maturity	USD	30,000,000	04/05/21	—	—	(428,847)	(428,847)
Deutsche Bank AG, London Branch	1.990%	Fixed	CPI	Maturity	USD	45,000,000	06/05/22	—	—	(360,455)	(360,455)
Deutsche Bank AG, London Branch	1.983%	Fixed	CPI	Maturity	USD	32,000,000	05/12/22	—	—	(319,926)	(319,926)
Total (Depreciation)										$(13,558,664)	$(13,558,664)
Total Appreciation (Depreciation)										$(8,837,853)	$(8,837,853)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$48,175,776	—	$48,175,776
Belgium	—	25,172,236	—	25,172,236
Canada	—	130,071,564	—	130,071,564
Denmark	—	3,015,504	—	3,015,504
Finland	—	21,691,105	—	21,691,105
France	—	46,978,066	—	46,978,066
Germany	—	103,114,805	—	103,114,805
Italy	—	2,550,240	—	2,550,240
Japan	—	94,049,872	—	94,049,872
Netherlands	—	55,467,850	—	55,467,850
Norway	—	4,394,851	—	4,394,851
Spain	—	17,817,448	—	17,817,448
Supranational Organization Obligations	—	71,208,026	—	71,208,026
Sweden	—	65,581,185	—	65,581,185
Switzerland	—	13,425,976	—	13,425,976
United Kingdom	—	45,663,734	—	45,663,734
United States	—	535,348,757	—	535,348,757
Certificates of Deposit	—	12,000,442	—	12,000,442
U.S. Treasury Obligations	—	182,200,587	—	182,200,587
Securities Lending Collateral	—	14,501,837	—	14,501,837
Forward Currency Contracts**	—	1,422,631	—	1,422,631
Swap Agreements**	—	(8,837,853)	—	(8,837,853)
TOTAL	—	$1,485,014,639	—	$1,485,014,639
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.5%)
ALABAMA — (0.5%)
Alabama State (GO) Series A
5.000%, 08/01/20	2,250	$2,295,832
5.000%, 08/01/23	2,200	2,510,574
TOTAL ALABAMA		4,806,406
ALASKA — (0.5%)
City of Anchorage (GO) Series A
5.000%, 09/01/23	600	686,454
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,957,473
Municipality of Municipality of Anchorage AKAnchorage AK (GO) Series A
5.000%, 09/01/21	900	957,717
TOTAL ALASKA		4,601,644
ARIZONA — (0.6%)
City of Phoenix (GO)
4.000%, 07/01/20	1,500	1,519,275
5.000%, 07/01/20	875	889,796
City of Tempe (GO) Series C
4.000%, 07/01/22	1,400	1,505,252
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	695,832
Scottsdale Municipal Property Corp. (RB)
3.000%, 07/01/21	805	829,287
TOTAL ARIZONA		5,439,442
ARKANSAS — (1.1%)
Arkansas State (GO)
5.000%, 04/01/21	2,600	2,724,384
5.000%, 10/01/21	7,195	7,686,778
TOTAL ARKANSAS		10,411,162
CALIFORNIA — (2.4%)
California State (GO)
5.000%, 08/01/26	9,000	11,324,340
3.500%, 08/01/27	1,500	1,772,130
5.000%, 08/01/27	4,000	5,158,040
California State (GO) Series B
5.000%, 09/01/25	3,140	3,848,761
TOTAL CALIFORNIA		22,103,271
	Face Amount	Value†
	(000)
COLORADO — (1.1%)
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	$3,789,030
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	1,074,915
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,335,182
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,207,230
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,707,367
TOTAL COLORADO		10,113,724
CONNECTICUT — (0.2%)
City of Danbury (GO)
3.000%, 07/16/20	2,000	2,018,740
DELAWARE — (0.5%)
New Castle County (GO)
5.000%, 10/01/23	2,275	2,617,387
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,596,914
TOTAL DELAWARE		4,214,301
DISTRICT OF COLUMBIA — (1.4%)
District of Columbia (GO) Series A
5.000%, 06/01/20	1,900	1,925,574
District of Columbia (GO) Series E
5.000%, 06/01/21	2,550	2,689,459
5.000%, 06/01/26	1,875	2,350,313
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,810,378
TOTAL DISTRICT OF COLUMBIA		12,775,724

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (2.6%)
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	$6,224,800
Florida State (GO) Series A
5.000%, 07/01/21	2,000	2,116,220
5.000%, 06/01/23	700	793,933
5.000%, 07/01/24	500	589,190
Florida State (GO) Series B
5.000%, 06/01/20	3,300	3,344,418
5.000%, 06/01/23	650	737,223
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,258,464
Miami-Dade County (GO) Series D
5.000%, 07/01/20	3,520	3,579,523
State of Florida (GO) Series B
5.000%, 06/01/25	3,000	3,635,940
TOTAL FLORIDA		23,279,711
GEORGIA — (2.8%)
Cobb County (GO)
5.000%, 01/01/22	2,335	2,518,484
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,505,796
5.000%, 07/01/27	8,000	10,289,360
Georgia State (GO) Series C
5.000%, 10/01/21	2,490	2,660,191
Georgia State (GO) Series C-1
5.000%, 07/01/23	3,000	3,419,010
5.000%, 07/01/24	3,200	3,773,856
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,816,558
TOTAL GEORGIA		25,983,255
HAWAII — (0.9%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,469,382
5.000%, 10/01/25	450	551,903
Hawaii State (GO)
5.000%, 05/01/23	1,800	2,037,438
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	333,648
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,107,653
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,399,072
	Face Amount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	$348,341
TOTAL HAWAII		8,247,437
KANSAS — (1.4%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	638,970
City of Lenexa (GO) Series B
5.000%, 09/01/20	1,610	1,648,334
City of Merriam (GO)
5.000%, 10/01/25	200	245,414
City of Wichita (GO) Series A
5.000%, 12/01/20	3,000	3,102,360
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,552,399
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,892,130
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,000	1,281,910
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/20	1,975	2,021,669
TOTAL KANSAS		12,383,186
KENTUCKY — (0.7%)
Louisville & Jefferson County (GO)
5.000%, 12/01/25	3,800	4,670,010
Louisville/Jefferson County Metropolitan Government (GO)
5.000%, 12/01/22	1,500	1,671,480
TOTAL KENTUCKY		6,341,490
LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	274,687
5.000%, 08/01/23	1,100	1,253,252
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	644,538
TOTAL LOUISIANA		2,172,477
MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/23	495	561,597

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (9.2%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	$4,514,320
Baltimore County (GO)
4.000%, 03/19/20	6,800	6,825,568
5.000%, 08/01/21	500	530,845
3.000%, 11/01/24	5,015	5,496,139
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	716,008
City of Frederick (GO) Series C
5.000%, 03/01/27	3,100	3,936,163
Harford County (GO) Series A
5.000%, 09/15/20	900	922,923
Howard County (GO) Series A
5.000%, 02/15/28	3,000	3,910,920
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,656,920
5.000%, 02/15/25	8,390	10,102,063
Maryland State (GO) Series A
5.000%, 03/15/28	7,000	9,143,750
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,978,351
5.000%, 08/01/26	5,500	6,916,470
5.000%, 08/01/26	1,000	1,257,540
5.000%, 08/01/27	325	418,548
Maryland State (GO) Series C
5.000%, 08/01/20	2,000	2,041,040
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	8,603,318
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,156,780
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
4.000%, 06/01/20	2,600	2,626,676
5.000%, 06/01/24	4,325	5,086,200
3.000%, 06/01/26	2,080	2,327,333
TOTAL MARYLAND		84,167,875
MASSACHUSETTS — (5.0%)
City of Boston (GO) Series A
5.000%, 03/01/20	1,200	1,203,816
City of Boston (GO) Series B
5.000%, 04/01/24	3,500	4,109,910
City of Quincy (GO)
2.000%, 01/15/21	10,000	10,098,100
Commonwealth of Massachusetts (GO) Series A
4.000%, 04/23/20	2,000	2,013,440
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series B
4.000%, 05/21/20	3,000	$3,027,300
5.250%, 08/01/21	500	532,540
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,514,320
5.000%, 08/01/24	1,360	1,607,098
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,292,610
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	400	408,168
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,988,635
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	12,000,690
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,215,080
TOTAL MASSACHUSETTS		46,011,707
MICHIGAN — (0.5%)
Michigan State (GO) Series A
5.000%, 05/01/23	2,425	2,746,555
5.000%, 05/01/25	1,500	1,815,780
TOTAL MICHIGAN		4,562,335
MINNESOTA — (3.6%)
Hennepin County (GO) Series C
5.000%, 12/01/28	1,150	1,530,673
Metropolitan Council (GO)
5.000%, 03/01/20	955	957,980
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	7,284,812
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/28	2,590	3,348,041
Minnesota State (GO) Series A
5.000%, 08/01/21	1,330	1,411,848
5.000%, 08/01/25	7,000	8,553,370
5.000%, 08/01/28	6,000	7,913,400

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota State (GO) Series D
5.000%, 08/01/21	700	$743,078
Saint Paul Public Library Agency (GO) Series C
5.000%, 03/01/20	900	902,799
TOTAL MINNESOTA		32,646,001
MISSISSIPPI — (0.2%)
Mississippi State (GO) Series B
5.000%, 11/01/20	600	618,408
Mississippi State (GO) Series C
5.000%, 10/01/20	1,565	1,607,631
TOTAL MISSISSIPPI		2,226,039
MISSOURI — (0.5%)
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,810,675
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	2,166,860
TOTAL MISSOURI		4,977,535
NEBRASKA — (1.1%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,593,790
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,660,940
5.000%, 12/15/26	3,975	5,036,802
TOTAL NEBRASKA		10,291,532
NEVADA — (3.1%)
City of Henderson NV (GO)
5.000%, 06/01/21	600	632,814
Clark County (GO) Series B
5.000%, 11/01/24	8,665	10,311,697
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	14,002,545
Nevada State (GO) Series D1
5.000%, 03/01/22	2,000	2,168,700
Washoe County School District (GO) Series F
5.000%, 06/01/21	900	948,609
TOTAL NEVADA		28,064,365
NEW HAMPSHIRE — (0.3%)
City of Dover (GO) Series C
5.000%, 07/01/20	220	223,740
	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (Continued)
City of Nashua (GO)
4.000%, 07/15/24	2,000	$2,271,840
TOTAL NEW HAMPSHIRE		2,495,580
NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,111,220
City of Jersey (GO)
3.000%, 01/13/21	3,000	3,055,950
Hudson County (GO)
5.000%, 09/01/20	1,000	1,023,980
Mercer County (GO) Series B
2.000%, 06/15/20	2,000	2,007,220
Ocean County (GO)
4.000%, 10/01/20	1,000	1,020,890
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	1,515	1,543,846
TOTAL NEW JERSEY		9,763,106
NEW MEXICO — (1.6%)
New Mexico State (GO)
5.000%, 03/01/21	2,105	2,197,578
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,570	3,280,142
New Mexico State Severance Tax Permanent Fund (RB) Series B
4.000%, 07/01/20	2,000	2,025,860
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,958,651
TOTAL NEW MEXICO		14,462,231
NEW YORK — (6.4%)
City of New York (GO)
5.000%, 08/01/26	3,825	4,796,397
City of New York (GO) Series A-1
3.000%, 08/01/20	2,615	2,642,771
4.000%, 08/01/20	2,220	2,254,454
City of New York (GO) Series C
5.000%, 08/01/26	500	626,980
5.000%, 08/01/26	3,650	4,576,954
City of New York (GO) Series J
5.000%, 08/01/22	650	716,359
City of New York (GO) (ETM) Series G-1
5.000%, 04/01/20	2,270	2,285,164

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	$601,775
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	2,500	2,706,975
5.000%, 02/15/24	700	814,961
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	17,906,560
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	8,953,280
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,571,298
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	721,007
TOTAL NEW YORK		58,174,935
NORTH CAROLINA — (5.4%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/21	1,800	1,904,868
Forsyth County (GO)
4.000%, 12/01/21	1,500	1,585,935
Gaston County (GO)
5.000%, 02/01/26	2,500	3,087,850
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,415,405
Mecklenburg County (GO) Series A
5.000%, 04/01/22	5,000	5,445,200
Mecklenburg County (GO) Series B
5.000%, 12/01/21	6,120	6,581,203
5.000%, 12/01/26	8,430	10,697,164
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	650	712,576
North Carolina State (GO) Series C
4.000%, 05/01/20	1,000	1,007,620
Wake County (GO)
5.000%, 09/01/21	2,250	2,396,498
5.000%, 09/01/24	4,000	4,745,880
Wake County (GO) Series C
5.000%, 03/01/25	7,530	9,083,740
TOTAL NORTH CAROLINA		49,663,939
	Face Amount	Value†
	(000)
NORTH DAKOTA — (0.1%)
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	545	$570,490
OHIO — (5.4%)
City of Columbus (GO)
2.000%, 08/15/22	2,000	2,057,940
4.000%, 08/15/25	3,500	4,078,830
City of Columbus (GO) Series 1
5.000%, 07/01/21	2,775	2,936,255
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	5,053,947
City of Columbus (GO) Series A
5.000%, 02/15/20	650	650,819
City of Columbus (GO)
4.000%, 04/01/24	4,000	4,507,240
Columbus City School District (GO) Series A
5.000%, 12/01/21	1,595	1,714,290
Franklin County (GO)
5.000%, 06/01/21	1,830	1,930,083
Ohio State (GO) Series A
4.000%, 03/01/21	1,475	1,524,604
5.000%, 09/15/25	1,950	2,384,675
5.000%, 09/01/28	2,500	3,289,250
Ohio State (GO) Series B
5.000%, 08/01/20	650	663,208
5.000%, 09/01/27	9,300	11,952,918
5.000%, 09/15/27	3,500	4,502,260
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,933,385
TOTAL OHIO		49,179,704
OREGON — (1.1%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	4,101,716
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,005	1,143,208
Oregon State (GO) Series A
5.000%, 05/01/20	1,800	1,818,018
5.000%, 05/01/21	800	841,008
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,287,410
TOTAL OREGON		10,191,360

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (0.5%)
Commonwealth of Pennsylvania (GO)
5.000%, 04/01/22	3,925	$4,270,949
RHODE ISLAND — (0.4%)
Rhode Island State (GO) Series A
5.000%, 08/01/20	1,900	1,938,418
Rhode Island State (GO) Series D
5.000%, 08/01/22	600	660,942
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,351,903
TOTAL RHODE ISLAND		3,951,263
SOUTH CAROLINA — (2.5%)
Beaufort County (GO) (ST AID WITHHLDG)
4.000%, 03/01/22	640	680,858
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/23	6,000	6,745,620
Berkeley County School District (GO) (SCSDE)
5.000%, 03/01/27	2,500	3,172,375
Charleston County (GO)
5.000%, 11/01/23	1,000	1,153,070
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	800	832,552
Clemson University (RB) Series B
5.000%, 05/01/25	750	906,608
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,200,505
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	2,325,999
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,447,990
TOTAL SOUTH CAROLINA		22,465,577
TENNESSEE — (4.2%)
City of Kingsport (GO) Series A
5.000%, 09/01/21	510	543,125
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Hamilton County (GO) Series B
5.000%, 03/01/22	2,000	$2,170,860
Maury County (GO) Series B
5.000%, 04/01/20	1,205	1,212,905
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	5,000	5,290,550
5.000%, 01/01/26	5,000	6,173,200
4.000%, 07/01/28	1,000	1,226,170
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,608,860
Shelby County (GO)
5.000%, 04/01/25	5,000	6,033,850
Shelby County (GO) Series A
5.000%, 04/01/20	1,500	1,509,840
5.000%, 04/01/27	3,975	5,053,934
Sullivan County (GO) Series A
5.000%, 04/01/21	1,000	1,047,600
Sumner County (GO)
5.000%, 06/01/21	650	685,549
5.000%, 12/01/21	900	967,653
Washington County (GO) Series A
4.000%, 06/01/26	1,705	2,012,957
TOTAL TENNESSEE		38,537,053
TEXAS — (14.0%)
City of Arlington (GO)
5.000%, 08/15/25	1,000	1,214,950
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,966,690
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	2,397,200
City of Garland (GO) Series A
5.000%, 02/15/24	400	463,620
City of Houston (RN)
3.000%, 06/26/20	5,000	5,038,900
City of Houston (GO) Series A
5.000%, 03/01/20	1,515	1,519,651
5.000%, 03/01/27	5,000	6,302,000
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,487,440
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	9,515	11,038,447
5.000%, 02/01/26	2,850	3,522,030
City of Sugar Land (GO)
5.000%, 02/15/21	1,050	1,094,719

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	$10,751,537
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	800	834,072
Dallas County Community College District (GO)
5.000%, 02/15/21	2,155	2,246,566
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,583,698
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	2,460	2,514,046
Georgetown Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	3,405	3,515,186
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,781,890
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,499,205
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	5,000	6,330,200
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,470,674
Pflugerville Independent School District (GO) (PSF-GTD)
4.000%, 08/15/20	2,000	2,033,380
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,581,779
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	1,790	1,792,255
Texas State (RN)
4.000%, 08/27/20	5,000	5,086,250
Texas State (GO)
5.000%, 10/01/23	4,200	4,823,910
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/26	2,505	3,141,470
	Face Amount	Value†
	(000)
TEXAS — (Continued)
University of Texas System (The) (RB)
5.000%, 08/15/25	12,500	$15,269,750
5.000%, 08/15/26	3,850	4,832,443
Ysleta Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/20	460	470,106
TOTAL TEXAS		127,604,064
UTAH — (0.6%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,439,556
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,135,950
Tooele County School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/22	650	711,815
Utah State (GO)
5.000%, 07/01/22	1,500	1,649,205
Weber School District (GO) (SCH BD GTY)
5.000%, 06/15/21	650	686,679
TOTAL UTAH		5,623,205
VIRGINIA — (6.2%)
Arlington County (GO)
5.000%, 08/15/26	3,575	4,500,174
5.000%, 08/15/27	4,000	5,155,920
5.000%, 08/15/27	3,820	4,923,904
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	5,334,494
Chesterfield County (GO) (ST AID WITHHLDG) Series A
5.000%, 01/01/22	1,735	1,872,030
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,393,991
City of Manassas (GO) (ST AID WITHHLDG) Series C
5.000%, 07/01/21	1,040	1,100,736
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/27	2,300	2,954,373
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/21	900	940,176
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/20	2,200	2,241,052
5.000%, 09/15/24	3,000	3,562,560

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Fairfax County (GO) (ST AID WITHHLDG)
5.000%, 10/01/26	5,535	$6,998,288
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,489,913
Loudoun County (GO) Series A
5.000%, 12/01/21	5,000	5,377,750
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	685,146
Virginia Resources Authority (GO) Series A
5.000%, 06/01/27	2,115	2,718,346
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	200	206,196
TOTAL VIRGINIA		56,455,049
WASHINGTON — (3.7%)
City of Marysville Water & Sewer Revenue (RB)
5.000%, 04/01/20	175	176,150
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,507,990
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,432,472
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	538,647
King County (GO) Series A
5.000%, 07/01/20	700	711,865
5.000%, 12/01/25	1,830	2,252,474
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,699,291
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	1,031,847
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/22	2,080	2,319,034
Port of Seattle (GO)
5.000%, 06/01/21	3,150	3,321,832
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,857,977
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series A
5.000%, 08/01/21	500	$531,000
Washington State (GO) Series C
5.000%, 02/01/25	1,930	2,318,837
Washington State (GO) Series R-2012C
4.000%, 07/01/21	150	156,686
Washington State (GO) Series R-2013A
5.000%, 07/01/20	2,775	2,822,286
Washington State (GO) Series R-2015
5.000%, 07/01/20	1,560	1,586,582
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	6,153,696
TOTAL WASHINGTON		33,418,666
WISCONSIN — (4.8%)
City of Janesville (GO)
3.000%, 03/01/24	1,245	1,343,305
City of Milwaukee (GO)
5.000%, 05/01/20	2,370	2,393,534
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	7,272,070
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,913,895
5.000%, 04/01/28	9,990	12,900,786
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	699,010
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,807,596
Oregon School District (GO)
3.000%, 03/01/21	1,900	1,942,370
Wisconsin State (GO)
5.000%, 11/01/22	600	667,644
Wisconsin State (GO) Series 1
5.000%, 05/01/20	2,300	2,323,138
5.000%, 11/01/24	4,025	4,789,911
Wisconsin State (GO) Series 2
5.000%, 11/01/20	800	824,664

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series B
5.000%, 05/01/21	3,405	$3,580,426
TOTAL WISCONSIN		43,458,349
TOTAL MUNICIPAL BONDS Cost ($859,811,863)		898,686,476

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.5%)
BlackRock Liquidity Funds MuniCash Portfolio	13,684,646	$13,684,646
TOTAL INVESTMENTS — (100.0%)
(Cost $873,499,246)^^		$912,371,122

As of January 31, 2020, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.826%	Fixed	CPI	Maturity	USD	26,000,000	11/07/20	—	—	$189,672	$189,672
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	118,894	118,894
Bank of America Corp.	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	145,351	145,351
Bank of America Corp.	1.704%	Fixed	CPI	Maturity	USD	27,000,000	05/31/21	—	—	382,130	382,130
Bank of America Corp.	1.663%	Fixed	CPI	Maturity	USD	17,000,000	04/15/22	—	—	263,579	263,579
Bank of America Corp.	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	107,189	107,189
Bank of America Corp.	1.610%	Fixed	CPI	Maturity	USD	20,000,000	12/31/20	—	—	264,098	264,098
Bank of America Corp.	1.609%	Fixed	CPI	Maturity	USD	17,000,000	06/24/21	—	—	305,531	305,531
Bank of America Corp.	1.580%	Fixed	CPI	Maturity	USD	14,000,000	12/30/20	—	—	207,044	207,044
Bank of America Corp.	1.548%	Fixed	CPI	Maturity	USD	8,000,000	01/08/21	—	—	133,667	133,667
Bank of America Corp.	1.530%	Fixed	CPI	Maturity	USD	19,000,000	12/24/20	—	—	331,593	331,593
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	134,559	134,559
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	200,791	200,791
Citibank, N.A.	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	320,141	320,141
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	27,739	27,739
Citibank, N.A.	1.578%	Fixed	CPI	Maturity	USD	25,000,000	08/09/23	—	—	506,633	506,633
Citibank, N.A.	1.577%	Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	137,078	137,078
Citibank, N.A.	1.555%	Fixed	CPI	Maturity	USD	10,000,000	12/11/20	—	—	161,955	161,955
Citibank, N.A.	1.533%	Fixed	CPI	Maturity	USD	10,000,000	11/10/20	—	—	158,196	158,196
Citibank, N.A.	1.520%	Fixed	CPI	Maturity	USD	24,000,000	08/01/21	—	—	485,099	485,099
Citibank, N.A.	1.481%	Fixed	CPI	Maturity	USD	17,000,000	08/18/21	—	—	356,557	356,557
Citibank, N.A.	1.253%	Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	445,040	445,040
Total Appreciation										$5,382,536	$5,382,536
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	(944,850)	(944,850)
Bank of America Corp.	2.355%	Fixed	CPI	Maturity	USD	17,000,000	05/29/28	—	—	(995,300)	(995,300)
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	(783,874)	(783,874)
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	(715,481)	(715,481)
Bank of America Corp.	2.327%	Fixed	CPI	Maturity	USD	17,000,000	07/30/24	—	—	(675,208)	(675,208)

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	$(658,675)	$(658,675)
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	(411,458)	(411,458)
Bank of America Corp.	2.192%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	(487,951)	(487,951)
Bank of America Corp.	2.186%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	(659,029)	(659,029)
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	(345,825)	(345,825)
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	(417,565)	(417,565)
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	(195,054)	(195,054)
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	(264,135)	(264,135)
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	(203,002)	(203,002)
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	(344,752)	(344,752)
Bank of America Corp.	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	(67,895)	(67,895)
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	(448,916)	(448,916)
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	(617,788)	(617,788)
Citibank, N.A.	2.234%	Fixed	CPI	Maturity	USD	34,000,000	01/23/24	—	—	(977,549)	(977,549)
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	(325,545)	(325,545)
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	(426,635)	(426,635)
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	(495,272)	(495,272)
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	(290,763)	(290,763)
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	(273,124)	(273,124)
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	(623,740)	(623,740)
Citibank, N.A.	2.102%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	(283,670)	(283,670)
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	(448,513)	(448,513)
Citibank, N.A.	2.087%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	(359,431)	(359,431)
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	(166,527)	(166,527)
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	(174,888)	(174,888)
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	(9,715)	(9,715)
Citibank, N.A.	1.455%	Fixed	CPI	Maturity	USD	20,000,000	01/30/22	—	—	(14,992)	(14,992)
Total (Depreciation)										$(14,107,122)	$(14,107,122)
Total Appreciation (Depreciation)										$(8,724,586)	$(8,724,586)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$898,686,476	—	$898,686,476
Temporary Cash Investments	—	13,684,646	—	13,684,646
Swap Agreements**	—	(8,724,586)	—	(8,724,586)
TOTAL	—	$903,646,536	—	$903,646,536
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.6%)
ALABAMA — (0.4%)
Alabama State (GO) Series A
5.000%, 08/01/20	200	$204,074
5.000%, 08/01/21	1,000	1,061,230
5.000%, 08/01/23	300	342,351
Baldwin County (GO)
4.000%, 05/01/20	610	614,636
TOTAL ALABAMA		2,222,291
ALASKA — (0.3%)
Alaska State (GO) Series B
5.000%, 08/01/20	290	295,835
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	588,599
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	806,180
TOTAL ALASKA		1,690,614
ARIZONA — (0.5%)
City of Chandler (GO)
3.000%, 07/01/20	550	554,829
City of Phoenix (GO)
5.000%, 07/01/20	880	894,881
4.000%, 07/01/21	500	522,070
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	550	566,593
TOTAL ARIZONA		2,538,373
ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	400	419,136
5.000%, 06/15/21	1,250	1,320,362
5.000%, 04/01/22	1,110	1,208,091
TOTAL ARKANSAS		2,947,589
CALIFORNIA — (1.9%)
California State (GO)
3.500%, 08/01/27	5,000	5,907,100
5.000%, 10/01/27	2,000	2,588,940
California State (GO) Series B
5.000%, 09/01/26	1,195	1,506,835
TOTAL CALIFORNIA		10,002,875
	Face Amount	Value†
	(000)
COLORADO — (2.2%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	$1,146,700
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	5,110,725
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	656,893
Pueblo City Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	550	569,696
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,238,929
5.000%, 12/01/24	2,280	2,719,538
TOTAL COLORADO		11,442,481
CONNECTICUT — (0.5%)
City of Danbury (GO)
3.000%, 07/16/20	2,000	2,018,740
Connecticut State (GO) Series E
4.000%, 09/15/20	550	560,445
TOTAL CONNECTICUT		2,579,185
DELAWARE — (0.4%)
Kent County (GO)
4.000%, 09/01/24	415	472,992
New Castle County (GO)
5.000%, 10/01/23	1,600	1,840,800
TOTAL DELAWARE		2,313,792
DISTRICT OF COLUMBIA — (0.4%)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	875,750
5.000%, 07/01/27	1,000	1,281,230
TOTAL DISTRICT OF COLUMBIA		2,156,980
FLORIDA — (1.2%)
City of Port Saint Lucie (GO)
5.000%, 07/01/20	420	426,930

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	$509,496
Florida State (GO) Series A
5.000%, 06/01/24	350	410,620
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,151,203
Florida State Board of Education (GO) Series E
5.000%, 06/01/20	1,390	1,408,709
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	560,884
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,114,800
Palm Beach County (RB)
5.000%, 11/01/23	810	933,015
TOTAL FLORIDA		6,515,657
GEORGIA — (3.3%)
Columbia County School District (GO) (ST AID WITHHLDG)
5.000%, 04/01/20	1,305	1,313,535
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,505,796
Georgia State (GO) Series E
5.000%, 12/01/21	3,000	3,225,510
5.000%, 12/01/26	2,000	2,536,360
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,819,503
Georgia State (GO) Series I
5.000%, 07/01/20	2,000	2,033,820
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,277,215
TOTAL GEORGIA		17,711,739
HAWAII — (2.9%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	172,283
5.000%, 10/01/25	725	889,176
Hawaii County (GO) Series D
5.000%, 09/01/20	1,375	1,407,890
Hawaii State (GO) Series EE
5.000%, 11/01/20	1,300	1,339,884
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	1,102,090
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,476,109
Hawaii State (GO) Series FE
5.000%, 10/01/23	2,000	2,297,100
5.000%, 10/01/24	1,005	1,193,719
	Face Amount	Value†
	(000)
HAWAII — (Continued)
5.000%, 10/01/25	2,790	$3,425,255
TOTAL HAWAII		15,303,506
INDIANA — (0.5%)
Indiana University (RB) Series A
5.000%, 06/01/21	2,755	2,905,285
IOWA — (0.3%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,590,706
KANSAS — (1.3%)
City of Merriam (GO)
5.000%, 10/01/25	800	981,656
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	602,173
Johnson County (GO) Series B
5.000%, 09/01/22	650	718,192
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	283,820
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	861,997
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,253,690
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,900	1,945,239
TOTAL KANSAS		6,646,767
KENTUCKY — (2.1%)
Louisville & Jefferson County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/35)	2,200	2,404,908
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,819,850
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	2,091,776
Louisville Water Co (RB)
5.000%, 11/15/29	3,000	4,032,390

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	$844,432
TOTAL KENTUCKY		11,193,356
LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,060,770
5.000%, 08/01/23	500	569,660
TOTAL LOUISIANA		1,630,430
MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,134,540
MARYLAND — (6.9%)
Anne County Arundel (GO)
5.000%, 10/01/20	500	513,655
Baltimore County (GO)
5.000%, 08/01/20	750	765,315
5.000%, 08/01/22	600	661,566
5.000%, 03/01/28	1,335	1,742,242
Carroll County (GO)
5.000%, 11/01/21	550	589,567
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,602,834
Harford County (GO) Series A
5.000%, 09/15/20	570	584,518
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,513,499
Maryland State (GO)
5.000%, 06/01/22	1,175	1,287,600
5.000%, 06/01/23	3,000	3,407,850
Maryland State (GO) Series A
5.000%, 08/01/27	3,500	4,507,440
Maryland State (GO) Series B
5.000%, 08/01/20	1,000	1,020,520
4.000%, 08/01/23	850	942,072
5.000%, 08/01/24	1,000	1,182,660
5.000%, 08/01/27	500	643,920
Maryland State (GO) Series C
5.000%, 08/01/20	700	714,364
5.000%, 08/01/22	1,000	1,102,610
Montgomery County (GO) Series A
5.000%, 11/01/24	2,000	2,385,220
Montgomery County (GO) Series B
5.000%, 12/01/21	350	376,376
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,235,170
Prince County George's (GO) Series A
5.000%, 07/15/29	3,500	4,708,585
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	$770,280
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,046,900
TOTAL MARYLAND		36,304,763
MASSACHUSETTS — (2.3%)
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	277,713
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	315,561
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,566,762
Commonwealth of Massachusetts (GO) Series B
5.000%, 01/01/22	1,000	1,078,380
5.000%, 08/01/22	1,165	1,284,238
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/20	100	102,032
5.000%, 10/01/21	1,750	1,869,315
5.000%, 04/01/22	1,275	1,388,245
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	478,472
Massachusetts Development Finance Agency (RB) Series I
¤ 6.750%, 01/01/36 (Pre-refunded @ $100, 1/1/21)	2,865	3,017,590
Town of Holbrook (GO)
5.000%, 12/01/21	755	812,327
TOTAL MASSACHUSETTS		12,190,635
MICHIGAN — (1.0%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,524,798
Michigan State Trunk Line Revenue (RB) (AGM)
5.500%, 11/01/21	3,275	3,540,046
TOTAL MICHIGAN		5,064,844

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (3.3%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,100	$1,145,210
City of Rochester (GO) Series A
5.000%, 02/01/20	150	150,000
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	426,044
City of Saint Paul (GO) Series B
5.000%, 11/01/20	100	103,076
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	520	541,372
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	3,000	3,123,300
Hennepin County (GO) Series B
5.000%, 12/01/21	350	375,981
Metropolitan Council (GO)
5.000%, 03/01/24	1,295	1,509,413
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,587,220
Minnesota State (GO) Series D
5.000%, 08/01/21	2,000	2,123,080
Minnesota State (GO) Series E
5.000%, 08/01/22	760	837,786
4.000%, 10/01/22	3,000	3,249,390
Saint Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/21	1,425	1,483,567
TOTAL MINNESOTA		17,655,439
MISSISSIPPI — (0.2%)
Mississippi State (GO) Series C
5.000%, 10/01/20	950	975,878
MISSOURI — (1.8%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,110	1,158,452
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	$2,073,312
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	6,182,300
TOTAL MISSOURI		9,414,064
MONTANA — (0.1%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	500	521,710
NEBRASKA — (1.2%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	700	727,076
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	300	310,134
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,939,600
Southern Public Power District (RB)
5.000%, 12/15/21	400	430,320
TOTAL NEBRASKA		6,407,130
NEVADA — (1.1%)
Clark County School District (GO) Series A
5.000%, 06/15/21	1,250	1,318,600
Nevada State (GO) Series C
5.000%, 11/01/24	450	535,288
Nevada State (GO) Series D1
5.000%, 03/01/22	250	271,088
Washoe County School District (GO) Series D
5.000%, 06/01/21	3,335	3,515,123
TOTAL NEVADA		5,640,099
NEW HAMPSHIRE — (0.3%)
City of Dover (GO)
3.000%, 06/15/20	610	614,819
City of Nashua (GO)
4.000%, 07/15/24	770	874,658
TOTAL NEW HAMPSHIRE		1,489,477
NEW JERSEY — (2.6%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,114,360
3.000%, 02/01/25	910	992,956
Middlesex County (GO)
4.000%, 01/15/21	1,210	1,246,348

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Montville Township (GO)
3.000%, 10/01/25	500	$556,405
Princeton (GO)
3.000%, 09/15/24	1,515	1,656,516
Township of North Brunswick (GO) Series A
3.000%, 07/21/20	5,000	5,044,300
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	2,000	2,038,080
TOTAL NEW JERSEY		13,648,965
NEW MEXICO — (1.3%)
New Mexico State (GO)
5.000%, 03/01/21	1,000	1,043,980
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	5,105,280
Santa Fe County (GO)
5.000%, 07/01/22	710	780,269
TOTAL NEW MEXICO		6,929,529
NEW YORK — (6.0%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,181,200
5.000%, 08/01/24	2,100	2,480,520
5.000%, 08/01/25	1,500	1,829,250
City of New York (GO) Series C
5.000%, 08/01/22	500	551,045
City of New York (GO) Series E
5.000%, 08/01/21	265	281,348
5.000%, 08/01/22	1,000	1,102,090
City of New York (GO) Series F
5.000%, 08/01/21	450	477,760
City of New York (GO) Series F-1
5.000%, 06/01/21	2,110	2,225,670
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,215,201
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,702,018
Metropolitan Transportation Authority (RB)
5.000%, 11/15/25	1,275	1,556,762
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	407,408
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Middletown City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	760	$763,276
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,000	1,045,670
5.000%, 02/15/22	2,000	2,165,580
5.000%, 03/15/23	600	676,278
5.000%, 02/15/25	500	601,775
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	800	866,232
5.000%, 02/15/24	300	349,269
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	100	104,228
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/20	810	813,791
5.000%, 03/15/25	500	603,385
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	329,030
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	556,205
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,700	4,852,844
Triborough Bridge & Tunnel Authority (RB) Series C1
4.000%, 11/15/27	1,500	1,835,085
TOTAL NEW YORK		31,572,920
NORTH CAROLINA — (4.6%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,686,220
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,740,417
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	1,725	1,891,066
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,432,080
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,588,212
5.000%, 06/01/25	655	796,506

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	$4,201,418
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,637,513
5.000%, 05/01/22	1,950	2,130,258
North Carolina State (GO) Series D
4.000%, 06/01/23	350	386,253
Wake County (GO)
5.000%, 09/01/21	1,300	1,384,643
Wake County (GO) Series B
5.000%, 03/01/21	2,390	2,496,427
TOTAL NORTH CAROLINA		24,371,013
NORTH DAKOTA — (0.4%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,327,756
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	500	523,385
TOTAL NORTH DAKOTA		1,851,141
OHIO — (5.2%)
City of Columbus (GO)
5.000%, 04/01/29	2,000	2,664,900
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,588,362
City of Columbus (GO) Series A
4.000%, 04/01/22	2,000	2,134,940
3.000%, 07/01/22	835	877,911
5.000%, 02/15/23	4,000	4,493,840
City of Columbus (GO) Series B
5.000%, 02/15/23	475	533,643
City of Columbus (GO)
4.000%, 04/01/24	1,500	1,690,215
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	537,585
Ohio State (GO) Series
5.000%, 02/01/24	2,820	3,272,723
Ohio State (GO) Series A
5.000%, 09/15/21	800	853,096
5.000%, 08/01/22	1,000	1,101,830
5.000%, 09/15/22	2,250	2,490,165
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,061,380
5.000%, 06/15/22	450	493,502
	Face Amount	Value†
	(000)
OHIO — (Continued)
5.000%, 09/01/24	2,000	$2,367,000
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,550	1,634,134
TOTAL OHIO		27,795,226
OKLAHOMA — (1.0%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,840,608
4.000%, 03/01/25	1,255	1,449,701
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	2,000	2,010,660
TOTAL OKLAHOMA		5,300,969
OREGON — (2.0%)
City of McMinnville (GO)
5.000%, 02/01/22	290	313,615
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	1,250	1,309,800
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,041,417
5.000%, 06/15/28	2,500	3,264,050
Oregon State (GO) Series E
5.000%, 08/01/21	410	435,231
Oregon State (GO) Series F
3.000%, 05/01/20	750	753,892
Washington County (GO)
5.000%, 03/01/24	3,000	3,498,000
TOTAL OREGON		10,616,005
PENNSYLVANIA — (0.4%)
Berks County (GO)
5.000%, 11/15/22	445	495,477
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/21	550	582,043
5.000%, 07/01/22	1,025	1,125,665
TOTAL PENNSYLVANIA		2,203,185
RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/21	1,000	1,061,080

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (3.4%)
Aiken County Consolidated School District (GO) (SCSDE) Series A
5.000%, 03/01/20	770	$772,372
Anderson County School District No. 4 (GO) (SCSDE) Series A
5.000%, 03/01/21	500	522,045
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	500	526,320
Clemson University (RB) Series B
5.000%, 05/01/25	750	906,607
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,168,700
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	1,085	1,177,464
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	645,092
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/20	500	501,540
5.000%, 03/01/21	1,235	1,289,451
5.000%, 03/01/28	3,000	3,896,280
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/20	600	600,000
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,907,227
TOTAL SOUTH CAROLINA		17,913,098
TENNESSEE — (4.1%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,884,297
City of Clarksville Water Sewer & Gas Revenue (RB)
5.000%, 02/01/20	565	565,000
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	330,643
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,504,950
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,883,221
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	$713,837
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	663,327
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	3,000	3,050,250
5.000%, 07/01/25	2,325	2,826,572
Sullivan County (GO) Series A
5.000%, 04/01/21	450	471,420
Sumner County (GO)
5.000%, 12/01/21	230	247,289
5.000%, 12/01/22	640	713,165
Town of Collierville (GO) Series A
5.000%, 01/01/21	1,095	1,136,128
Williamson County (GO)
5.000%, 04/01/29	3,620	4,834,582
TOTAL TENNESSEE		21,824,681
TEXAS — (12.7%)
Austin Independent School District (GO) Series B
5.000%, 08/01/20	2,410	2,459,092
Bexar County (GO)
5.000%, 06/15/20	500	507,535
5.000%, 06/15/21	1,275	1,346,770
City of Austin (GO)
5.000%, 09/01/27	2,255	2,890,707
City of Dallas (GO) Series A
5.000%, 02/15/21	500	520,875
City of Fort Worth Water & Sewer System Revenue (RB)
5.000%, 02/15/21	1,745	1,819,320
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	1,930	2,314,340
City of Garland (GO) Series A
5.000%, 02/15/24	200	231,810
City of Houston (GO) Series A
5.000%, 03/01/20	1,000	1,003,070
5.000%, 03/01/21	3,000	3,131,940
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	700	728,413

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	$3,633,403
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,468,780
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	790	823,646
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,840,720
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	590,395
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,481,639
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	549,597
Highland Park Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	1,500	1,501,890
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,243,080
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,323,280
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	750	928,268
Humble Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/20	1,000	1,001,260
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/20	750	750,945
5.000%, 02/15/21	400	417,036
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,951,611
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	$1,160,350
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/20	2,875	2,923,616
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	400	400,504
Texas State (GO)
5.000%, 10/01/22	1,140	1,264,351
5.000%, 10/01/23	375	430,706
Texas State (GO) Series A
5.000%, 10/01/21	1,300	1,388,855
5.000%, 04/01/25	2,185	2,636,792
5.000%, 10/01/25	2,465	3,021,671
University of Texas System (The) (RB)
5.000%, 08/15/21	615	653,825
5.000%, 08/15/25	3,000	3,664,740
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,183,230
Williamson County (GO)
5.000%, 02/15/21	5,640	5,880,208
TOTAL TEXAS		67,068,270
UTAH — (2.0%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	550	575,372
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/20	450	462,321
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,777,398
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,915,952
Snyderville Basin Special Recreation District (GO) Series B
4.000%, 12/15/20	540	554,747
State of Utah (GO)
5.000%, 07/01/22	1,045	1,148,946
Utah State (GO)
5.000%, 07/01/22	800	879,576
5.000%, 07/01/24	2,000	2,360,560
TOTAL UTAH		10,674,872

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	$1,143,840
VIRGINIA — (5.0%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,292,980
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,807,719
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	894,827
5.000%, 09/01/22	475	524,832
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/20	1,635	1,640,118
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,172,086
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	1,768,000
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,739,781
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,868,530
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	4,620	5,157,814
5.000%, 12/01/22	1,225	1,367,602
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/20	550	568,903
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	1,830	1,904,463
TOTAL VIRGINIA		26,707,655
WASHINGTON — (7.0%)
City of Marysville Water & Sewer Revenue (RB)
5.000%, 04/01/20	755	759,960
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,949,888
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	1,500	1,535,535
5.000%, 04/01/21	445	466,182
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	650	665,477
County of Kitsap WA (GO)
5.000%, 06/01/21	1,455	1,534,763
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County (GO) Series A
5.000%, 07/01/20	265	$269,492
King County (GO) Series E
5.000%, 12/01/25	1,275	1,569,347
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series A
5.000%, 12/01/20	1,350	1,396,062
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,661,702
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	2,231,020
King County Sewer Revenue (RB)
5.000%, 01/01/21	585	607,025
King County Sewer Revenue (RB) Series B
5.000%, 07/01/22	1,165	1,279,706
5.000%, 07/01/25	1,305	1,585,758
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,463,000
Spokane County (GO)
5.000%, 12/01/20	450	465,390
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	376,376
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	212,400
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	2,102,778
Washington State (GO) Series A-1
5.000%, 08/01/21	800	849,600
Washington State (GO) Series B
5.000%, 07/01/20	325	330,538
5.000%, 07/01/24	800	942,320
5.000%, 07/01/25	475	578,593
Washington State (GO) Series C
5.000%, 02/01/20	1,320	1,320,000
5.000%, 02/01/23	500	560,795
Washington State (GO) Series R-2012C
4.000%, 07/01/21	100	104,457
Washington State (GO) Series R-2013A
5.000%, 07/01/21	1,520	1,608,996

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2017A
5.000%, 08/01/22	1,000	$1,102,350
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	3,053,250
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,667,074
TOTAL WASHINGTON		37,249,834
WEST VIRGINIA — (0.4%)
Jefferson County Board of Education (GO) (WV BD COMM)
4.000%, 05/01/20	250	251,900
West Virginia State (GO)
4.000%, 11/01/20	1,975	2,020,287
TOTAL WEST VIRGINIA		2,272,187
WISCONSIN — (3.6%)
City of Janesville (GO)
3.000%, 03/01/24	2,000	2,157,920
City of Madison Water Utility Revenue (RB)
5.000%, 01/01/21	1,000	1,037,280
City of Milwaukee (GO) Series N3
5.000%, 05/15/20	1,000	1,011,530
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,276,180
Milwaukee County (GO) Series E
2.000%, 12/01/20	1,060	1,069,296
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	$3,230,062
Oak Creek Franklin Joint School District (GO) Series B
3.000%, 04/01/20	630	632,092
Wisconsin State (GO)
5.000%, 05/01/27	3,000	3,831,270
5.000%, 11/01/22	1,400	1,557,836
Wisconsin State (GO) Series 2
5.000%, 11/01/20	600	618,498
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	2,086,387
Wisconsin State (GO) Series B
5.000%, 05/01/21	400	420,608
TOTAL WISCONSIN		18,928,959
TOTAL MUNICIPAL BONDS Cost ($512,549,107)		527,323,634

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds MuniCash Portfolio	2,292,988	2,292,988
TOTAL INVESTMENTS — (100.0%)
(Cost $514,842,554)^^		$529,616,622

Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$527,323,634	—	$527,323,634
Temporary Cash Investments	—	2,292,988	—	2,292,988
TOTAL	—	$529,616,622	—	$529,616,622

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	19,637,076	$501,727,301
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	22,594,325	300,730,459
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	4,977,812	101,796,253
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $765,400,900)^^		$904,254,013
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$904,254,013	—	—	$904,254,013
TOTAL	$904,254,013	—	—	$904,254,013

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/46	18,255	$23,445,653
0.875%, 02/15/47	56,215	69,354,161
1.000%, 02/15/48	55,685	69,544,431
1.000%, 02/15/49	56,250	69,381,996
TOTAL INVESTMENTS — (100.0%)
(Cost $194,828,515)^^		$231,726,241
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$231,726,241	—	$231,726,241
TOTAL	—	$231,726,241	—	$231,726,241

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.2%)
COMMUNICATION SERVICES — (7.9%)
	A.H. Belo Corp., Class A	1,763	$5,148
	Activision Blizzard, Inc.	22,762	1,331,122
*	Alaska Communications Systems Group, Inc.	2,160	4,406
*	Alphabet, Inc., Class A	4,983	7,139,543
*	Alphabet, Inc., Class C	5,216	7,480,944
*	Altice USA, Inc., Class A	23,147	633,302
#	AMC Entertainment Holdings, Inc., Class A	8,224	53,620
#*	AMC Networks, Inc., Class A	5,887	215,405
#*	ANGI Homeservices, Inc., Class A	3,777	30,329
#	Anterix, Inc.	1,929	89,621
	AT&T, Inc.	342,304	12,877,477
	ATN International, Inc.	2,682	155,207
*	Ballantyne Strong, Inc.	900	3,110
*	Boingo Wireless, Inc.	6,938	77,983
	Cable One, Inc.	630	1,073,539
*	Care.com, Inc.	2,861	42,829
*	Cargurus, Inc.	1,568	55,899
#*	Cars.com, Inc.	10,644	124,215
*	Central European Media Enterprises, Ltd., Class A	1,891	8,453
	CenturyLink, Inc.	107,611	1,469,966
*	Charter Communications, Inc., Class A	7,207	3,729,334
#*	Cincinnati Bell, Inc.	8,716	119,496
#	Cinemark Holdings, Inc.	16,489	519,568
*	Clear Channel Outdoor Holdings, Inc.	5,653	15,433
	Cogent Communications Holdings, Inc.	4,641	329,186
	Comcast Corp., Class A	228,530	9,870,211
*	comScore, Inc.	8,429	33,295
	Consolidated Communications Holdings, Inc.	14,555	70,301
*	Cumulus Media, Inc., Class A	633	8,862
*	DHI Group, Inc.	3,750	10,500
#*	Discovery, Inc., Class A	10,265	300,354
*	Discovery, Inc., Class C	24,228	672,812
*	DISH Network Corp., Class A	18,851	692,963
*	Electronic Arts, Inc.	6,085	656,693
	Emerald Expositions Events, Inc.	8,308	86,652
#	Entercom Communications Corp., Class A	22,559	89,559
	Entravision Communications Corp., Class A	9,735	21,612
	EW Scripps Co. (The), Class A	9,868	119,798
*	Facebook, Inc., Class A	63,263	12,773,432
#*	Fluent, Inc.	6,199	16,799
	Fox Corp., Class A	19,936	739,227
*	Fox Corp., Class B	12,687	460,919
#*	Frontier Communications Corp.	3,122	1,722
#*	Gaia, Inc.	1,300	10,998
#	Gannett Co., Inc.	19,704	120,391
*	GCI Liberty, Inc., Class A	10,919	799,052
*	Glu Mobile, Inc.	5,578	32,910
*	Gray Television, Inc.	14,857	301,300
*	Hemisphere Media Group, Inc.	1,613	21,679
*	IAC/InterActiveCorp	1,437	350,039
*	IMAX Corp.	8,607	142,360
#*	Intelsat SA	14,547	49,605
	Interpublic Group of Cos., Inc. (The)	45,927	1,042,543
*	Iridium Communications, Inc.	14,903	380,772

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class A	7,363	$321,174
	John Wiley & Sons, Inc., Class B	312	13,531
*	Lee Enterprises, Inc.	1,100	2,321
*	Liberty Broadband Corp., Class A	1,324	174,225
*	Liberty Broadband Corp., Class C	7,034	935,030
*	Liberty Latin America, Ltd., Class A	9,637	160,745
*	Liberty Latin America, Ltd., Class C	20,101	338,702
*	Liberty Media Corp.-Liberty Braves, Class A	363	10,618
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	120,885
*	Liberty Media Corp.-Liberty Formula One, Class A	1,510	67,271
*	Liberty Media Corp.-Liberty Formula One, Class C	10,538	493,073
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,683	276,023
*	Liberty Media Corp.-Liberty SiriusXM, Class C	11,335	555,642
*	Liberty TripAdvisor Holdings, Inc., Class A	9,889	58,246
#*	Lions Gate Entertainment Corp., Class A	10,479	104,056
*	Lions Gate Entertainment Corp., Class B	16,116	150,362
#*	Live Nation Entertainment, Inc.	7,217	491,911
*	Loral Space & Communications, Inc.	2,740	88,146
*	Madison Square Garden Co. (The), Class A	1,674	495,822
*	Marchex, Inc., Class B	3,498	11,928
	Marcus Corp. (The)	3,336	97,244
#*	Match Group, Inc.	4,722	369,355
*	Meet Group, Inc. (The)	11,744	62,596
#	Meredith Corp.	6,490	195,025
#*	MSG Networks, Inc., Class A	5,969	90,789
	National CineMedia, Inc.	12,798	94,449
*	Netflix, Inc.	3,142	1,084,273
	New York Times Co. (The), Class A	10,741	343,819
	News Corp., Class A	39,483	537,758
	News Corp., Class B	21,216	296,388
#	Nexstar Media Group, Inc., Class A	6,119	741,317
#	Omnicom Group, Inc.	17,720	1,334,493
*	ORBCOMM, Inc.	6,642	23,845
#*	QuinStreet, Inc.	6,390	82,782
*	Reading International, Inc., Class A	2,550	26,010
#*	Roku, Inc.	399	48,259
	Saga Communications, Inc., Class A	347	10,521
	Salem Media Group, Inc.	1,500	2,070
	Scholastic Corp.	5,612	184,915
	Shenandoah Telecommunications Co.	9,059	365,531
#	Sinclair Broadcast Group, Inc., Class A	12,321	368,644
#	Sirius XM Holdings, Inc.	35,386	250,179
#*	Snap, Inc., Class A	16,364	300,770
	Spok Holdings, Inc.	2,587	27,474
#*	Sprint Corp.	65,319	285,444
*	Take-Two Interactive Software, Inc.	6,093	759,432
*	TechTarget, Inc.	3,207	81,426
	TEGNA, Inc.	34,128	576,763
	Telephone & Data Systems, Inc.	16,403	372,020
*	T-Mobile US, Inc.	18,373	1,454,958
	Townsquare Media, Inc., Class A	1,300	12,545
*	Travelzoo	2,000	20,300
	Tribune Publishing Co.	5,864	73,652
	TripAdvisor, Inc.	9,352	255,497
#*	TrueCar Inc.	11,250	41,625
*	Twitter, Inc.	24,008	779,780
*	United States Cellular Corp.	6,305	201,886
	Verizon Communications, Inc.	211,773	12,587,787
#	ViacomCBS, Inc., Class A	1,096	41,626

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	ViacomCBS, Inc., Class B	49,578	$1,692,097
*	Vonage Holdings Corp.	32,155	285,215
	Walt Disney Co. (The)	30,995	4,286,918
#	World Wrestling Entertainment, Inc., Class A	2,404	117,508
*	Yelp, Inc.	9,440	307,744
*	Zayo Group Holdings, Inc.	28,061	975,120
*	Zedge, Inc., Class B	1,022	1,737
#*	Zillow Group, Inc., Class A	4,266	197,089
#*	Zillow Group, Inc., Class C	9,269	428,321
*	Zynga, Inc., Class A	85,388	514,036
TOTAL COMMUNICATION SERVICES			105,621,238
CONSUMER DISCRETIONARY — (12.2%)
*	1-800-Flowers.com, Inc., Class A	5,186	78,775
	Aaron's, Inc.	8,664	514,295
#	Abercrombie & Fitch Co., Class A	14,633	239,396
	Acushnet Holdings Corp.	9,745	301,803
*	Adient P.L.C.	14,296	367,550
*	Adtalem Global Education, Inc.	7,923	273,423
	Advance Auto Parts, Inc.	3,773	497,093
*	Amazon.com, Inc.	14,076	28,274,743
*	American Axle & Manufacturing Holdings, Inc.	20,599	190,335
	American Eagle Outfitters, Inc.	27,256	392,486
*	American Public Education, Inc.	2,802	66,772
*	America's Car-Mart, Inc.	1,100	120,758
	Aptiv P.L.C.	22,823	1,935,162
	Aramark	21,930	967,990
	Ark Restaurants Corp.	120	2,617
#*	Asbury Automotive Group, Inc.	3,077	296,777
#*	Ascena Retail Group, Inc.	1,933	8,505
#*	At Home Group, Inc.	8,348	47,250
#	Autoliv, Inc.	13,399	1,026,765
*	AutoNation, Inc.	13,704	581,598
*	AutoZone, Inc.	902	954,280
*	Barnes & Noble Education, Inc.	6,289	21,634
	Bassett Furniture Industries, Inc.	1,200	14,676
	BBX Capital Corp.	10,920	42,370
*	Beazer Homes USA, Inc.	4,142	56,952
#	Bed Bath & Beyond, Inc.	21,255	302,884
	Best Buy Co., Inc.	25,279	2,140,878
	Big 5 Sporting Goods Corp.	3,788	14,129
#	Big Lots, Inc.	6,301	170,505
*	Biglari Holdings, Inc., Class A	22	13,849
*	Biglari Holdings, Inc., Class B	227	24,625
	Bloomin' Brands, Inc.	11,019	228,865
*	Booking Holdings, Inc.	1,884	3,448,756
*	Boot Barn Holdings, Inc.	4,393	184,374
	BorgWarner, Inc.	26,807	919,212
*	Bright Horizons Family Solutions, Inc.	4,585	750,702
#	Brinker International, Inc.	3,652	155,904
	Brunswick Corp.	11,366	714,353
#	Buckle, Inc. (The)	6,943	169,479
#*	Build-A-Bear Workshop, Inc.	2,400	10,032
*	Burlington Stores, Inc.	4,185	910,112
	Caleres, Inc.	7,051	123,745
	Callaway Golf Co.	12,039	257,875
*	Capri Holdings, Ltd.	21,090	631,856
#*	CarMax, Inc.	11,811	1,146,139
	Carnival Corp.	22,917	997,577

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Carriage Services, Inc.	2,352	$55,672
#*	Carrols Restaurant Group, Inc.	8,663	39,330
#	Carter's, Inc.	6,367	675,348
#*	Carvana Co.	843	66,808
	Cato Corp. (The), Class A	4,682	75,099
*	Cavco Industries, Inc.	1,219	273,080
*	Century Communities, Inc.	4,391	130,281
#	Cheesecake Factory, Inc. (The)	7,163	275,059
#*	Chegg, Inc.	2,753	113,506
	Chico's FAS, Inc.	20,302	78,975
#	Children's Place, Inc. (The)	2,492	148,698
*	Chipotle Mexican Grill, Inc.	1,339	1,160,592
#	Choice Hotels International, Inc.	3,662	366,932
	Citi Trends, Inc.	2,312	53,846
	Collectors Universe, Inc.	1,300	31,928
#	Columbia Sportswear Co.	7,254	681,296
#*	Conn's, Inc.	4,758	41,680
#*	Container Store Group, Inc. (The)	4,590	18,544
	Cooper Tire & Rubber Co.	7,704	204,079
*	Cooper-Standard Holdings, Inc.	3,315	87,914
	Cracker Barrel Old Country Store, Inc.	3,078	470,719
*	Crocs, Inc.	7,359	278,980
	CSS Industries, Inc.	770	7,199
	Culp, Inc.	1,923	24,287
	Dana, Inc.	22,857	352,226
	Darden Restaurants, Inc.	9,803	1,141,363
#	Dave & Buster's Entertainment, Inc.	5,781	255,289
*	Deckers Outdoor Corp.	4,029	769,176
*	Del Taco Restaurants, Inc.	5,595	42,186
*	Delphi Technologies P.L.C.	12,365	189,679
*	Delta Apparel, Inc.	600	15,048
*	Denny's Corp.	5,995	122,718
#	Designer Brands, Inc., Class A	13,719	195,359
*	Destination XL Group, Inc.	6,598	7,324
	Dick's Sporting Goods, Inc.	11,333	501,259
#	Dillard's, Inc., Class A	3,432	208,391
#	Dine Brands Global, Inc.	1,722	146,800
*	Dixie Group, Inc. (The)	1,369	1,917
	Dollar General Corp.	9,783	1,500,810
*	Dollar Tree, Inc.	20,807	1,811,665
	Domino's Pizza, Inc.	1,500	422,625
*	Dorman Products, Inc.	5,212	363,798
	DR Horton, Inc.	19,658	1,163,754
	Dunkin' Brands Group, Inc.	5,290	413,096
	eBay, Inc.	43,028	1,444,020
*	El Pollo Loco Holdings, Inc.	4,262	58,730
	Escalade, Inc.	1,450	12,760
	Ethan Allen Interiors, Inc.	4,083	65,940
#*	Etsy, Inc.	4,318	210,762
	Expedia Group, Inc.	11,270	1,222,231
#*	Express, Inc.	11,471	45,999
	Extended Stay America, Inc.	29,125	376,295
*	Fiesta Restaurant Group, Inc.	3,560	35,351
*	Five Below, Inc.	5,358	606,633
	Flexsteel Industries, Inc.	1,721	28,224
#*	Floor & Decor Holdings, Inc., Class A	11,435	563,860
	Foot Locker, Inc.	15,240	578,663
	Ford Motor Co.	183,302	1,616,724
#*	Fossil Group, Inc.	8,906	59,937

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Fox Factory Holding Corp.	5,006	$329,495
*	Francesca's Holdings Corp.	760	5,806
*	frontdoor, Inc.	6,655	283,370
#*	Funko, Inc., Class A	3,500	52,605
#	GameStop Corp., Class A	16,305	62,611
#	Gap, Inc. (The)	52,455	913,242
	Garmin, Ltd.	7,514	728,482
*	Garrett Motion, Inc.	2,881	24,258
	General Motors Co.	73,459	2,452,796
*	Genesco, Inc.	3,112	122,364
	Gentex Corp.	34,681	1,032,453
*	Gentherm, Inc.	4,760	219,484
	Genuine Parts Co.	10,381	971,350
*	G-III Apparel Group, Ltd.	7,768	211,367
	Goodyear Tire & Rubber Co. (The)	33,965	445,960
#*	GoPro, Inc., Class A	15,660	61,700
	Graham Holdings Co., Class B	687	377,314
*	Grand Canyon Education, Inc.	5,044	394,844
*	Green Brick Partners, Inc.	5,861	67,929
	Group 1 Automotive, Inc.	2,918	294,047
*	Groupon, Inc.	71,300	205,344
*	GrubHub, Inc.	4,398	238,152
#	Guess?, Inc.	14,243	303,233
#	H&R Block, Inc.	18,895	438,364
*	Habit Restaurants, Inc. (The), Class A	2,378	33,078
	Hamilton Beach Brands Holding Co., Class A	1,000	15,800
#	Hanesbrands, Inc.	42,867	589,850
#	Harley-Davidson, Inc.	24,436	816,162
	Hasbro, Inc.	4,580	466,565
	Haverty Furniture Cos., Inc.	4,379	88,149
*	Helen of Troy, Ltd.	3,202	605,338
*	Hibbett Sports, Inc.	3,281	81,303
*	Hilton Grand Vacations, Inc.	14,676	468,311
	Hilton Worldwide Holdings, Inc.	6,628	714,498
	Home Depot, Inc. (The)	17,760	4,051,056
	Hooker Furniture Corp.	1,478	36,418
*	Horizon Global Corp.	3,114	10,494
*	Houghton Mifflin Harcourt Co.	20,187	111,432
*	Hudson, Ltd., Class A	5,289	58,020
#	Hyatt Hotels Corp., Class A	2,805	237,135
*	Installed Building Products, Inc.	4,932	365,609
#*	iRobot Corp.	3,767	177,237
#	J. Jill, Inc.	4,381	5,213
#	Jack in the Box, Inc.	2,513	205,438
#*	JC Penney Co., Inc.	51,435	38,319
	Johnson Outdoors, Inc., Class A	1,404	110,354
*	K12, Inc.	7,870	127,022
	KB Home	11,801	443,128
#*	Kirkland's, Inc.	2,193	2,522
	Kohl's Corp.	21,863	934,643
#*	Kontoor Brands, Inc.	2,650	101,071
#	L Brands, Inc.	16,930	392,099
*	Lakeland Industries, Inc.	1,000	13,940
#*	Lands' End, Inc.	4,280	49,862
*	Laureate Education, Inc., Class A	13,798	287,550
	La-Z-Boy, Inc.	7,281	223,090
	LCI Industries	3,843	414,929
*	Leaf Group, Ltd.	2,563	8,945
	Lear Corp.	7,881	970,782

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Leggett & Platt, Inc.	18,744	$892,027
	Lennar Corp., Class A	19,828	1,315,786
	Lennar Corp., Class B	1,637	85,959
*	LGI Homes, Inc.	3,499	279,010
#*	Libbey, Inc.	2,657	3,534
	Lifetime Brands, Inc.	1,597	10,812
*	Lindblad Expeditions Holdings, Inc.	7,580	124,994
*	Liquidity Services, Inc.	3,459	18,402
#	Lithia Motors, Inc., Class A	3,529	478,674
*	LKQ Corp.	21,787	712,108
	Lowe's Cos., Inc.	27,879	3,240,655
*	Luby's, Inc.	1,850	4,477
*	Lululemon Athletica, Inc.	5,841	1,398,277
#*	Lumber Liquidators Holdings, Inc.	3,367	25,623
*	M/I Homes, Inc.	3,235	143,602
#	Macy's, Inc.	40,676	648,782
*	Malibu Boats, Inc., Class A	3,128	136,975
	Marine Products Corp.	5,029	70,406
*	MarineMax, Inc.	3,867	77,069
	Marriott International, Inc., Class A	9,218	1,291,073
	Marriott Vacations Worldwide Corp.	4,748	570,899
*	MasterCraft Boat Holdings, Inc.	3,129	54,977
#*	Mattel, Inc.	8,765	128,232
	McDonald's Corp.	9,775	2,091,557
	MDC Holdings, Inc.	9,687	408,210
»	Media General, Inc.	13,638	1,289
*	Meritage Homes Corp.	5,126	363,741
#*	Michaels Cos., Inc. (The)	15,366	75,754
*	Modine Manufacturing Co.	7,038	49,477
*	Mohawk Industries, Inc.	6,543	861,582
#	Monro, Inc.	5,228	327,796
#*	Motorcar Parts of America, Inc.	2,723	54,079
	Movado Group, Inc.	2,400	41,328
*	Murphy USA, Inc.	4,942	504,924
	Nathan's Famous, Inc.	600	39,600
*	National Vision Holdings, Inc.	9,444	322,229
*	Nautilus, Inc.	4,510	14,342
*	New Home Co., Inc. (The)	1,900	9,918
	NIKE, Inc., Class B	45,466	4,378,376
#*	Noodles & Co.	5,800	41,412
#	Nordstrom, Inc.	20,001	737,237
*	Norwegian Cruise Line Holdings, Ltd.	15,307	824,282
*	NVR, Inc.	328	1,251,966
	Office Depot, Inc.	101,785	225,963
#*	Ollie's Bargain Outlet Holdings, Inc.	2,994	158,802
*	O'Reilly Automotive, Inc.	3,427	1,391,705
#	Oxford Industries, Inc.	2,746	190,572
	Papa John's International, Inc.	2,782	180,218
#*	Party City Holdco, Inc.	16,849	48,525
	Penske Automotive Group, Inc.	13,288	624,137
*	Perdoceo Education Corp.	8,848	157,317
#	PetMed Express, Inc.	3,666	92,420
#*	Pier 1 Imports, Inc.	486	1,526
*	Planet Fitness, Inc., Class A	7,423	599,704
*	Playa Hotels & Resorts NV	17,215	120,849
	Polaris, Inc.	7,148	656,472
	Pool Corp.	4,278	938,165
*	Potbelly Corp.	2,522	10,870
	PulteGroup, Inc.	27,921	1,246,673

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PVH Corp.	7,338	$639,653
#*	Quotient Technology Inc.	10,037	101,073
*	Qurate Retail, Inc.	45,923	391,723
	Ralph Lauren Corp.	5,371	609,608
*	Red Lion Hotels Corp.	3,317	9,155
#*	Red Robin Gourmet Burgers, Inc.	1,987	65,313
*	Regis Corp.	6,020	93,430
	Rent-A-Center, Inc.	8,566	249,528
*	RH	2,156	450,065
	Rocky Brands, Inc.	402	10,910
	Ross Stores, Inc.	15,994	1,794,367
	Royal Caribbean Cruises, Ltd.	11,036	1,292,095
*	RTW RetailWinds, Inc.	9,740	3,842
*	Rubicon Project, Inc. (The)	4,400	41,184
#*	Sally Beauty Holdings, Inc.	13,103	201,131
*	SeaWorld Entertainment, Inc.	11,472	395,325
*	Select Interior Concepts, Inc., Class A	1,800	14,868
	Service Corp. International	24,729	1,185,756
*	ServiceMaster Global Holdings, Inc.	11,512	415,008
#*	Shake Shack, Inc., Class A	2,708	182,655
*	Shiloh Industries, Inc.	1,671	5,665
#	Shoe Carnival, Inc.	2,230	79,968
*	Shutterstock, Inc.	5,086	220,376
#	Signet Jewelers, Ltd.	8,025	195,088
	Six Flags Entertainment Corp.	5,071	193,357
*	Skechers U.S.A., Inc., Class A	14,807	553,634
*	Skyline Champion Corp.	7,662	220,282
*	Sleep Number Corp.	2,862	147,651
#	Sonic Automotive, Inc., Class A	4,084	129,177
*	Sonos, Inc.	6,642	91,128
#*	Sportsman's Warehouse Holdings, Inc.	2,963	19,200
*	Stamps.com, Inc.	2,929	218,181
	Standard Motor Products, Inc.	3,872	188,102
	Starbucks Corp.	15,505	1,315,289
	Steven Madden, Ltd.	10,477	403,993
*	Stoneridge, Inc.	5,645	157,270
	Strategic Education, Inc.	2,887	468,531
	Strattec Security Corp.	400	8,798
	Superior Group of Cos, Inc.	1,686	19,440
	Superior Industries International, Inc.	2,981	9,539
#	Tailored Brands, Inc.	6,122	24,366
	Tapestry, Inc.	30,654	789,954
	Target Corp.	26,168	2,897,844
*	Taylor Morrison Home Corp.	18,612	481,679
*	Tempur Sealy International, Inc.	5,761	527,823
#	Tenneco, Inc., Class A	9,882	93,583
*	Tesla, Inc.	1,026	667,485
	Texas Roadhouse, Inc.	9,453	590,812
#	Thor Industries, Inc.	7,247	583,528
	Tiffany & Co.	8,629	1,156,459
	Tilly's, Inc., Class A	1,998	16,983
	TJX Cos., Inc. (The)	50,590	2,986,834
	Toll Brothers, Inc.	14,952	663,271
*	TopBuild Corp.	5,984	685,228
#*	Town Sports International Holdings, Inc.	2,998	6,296
	Tractor Supply Co.	8,913	828,463
*	TRI Pointe Group, Inc.	20,623	335,330
#*	Tuesday Morning Corp.	4,854	6,213
	Tupperware Brands Corp.	5,794	36,270

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ulta Salon Cosmetics & Fragrance, Inc.	3,209	$859,723
#*	Under Armour, Inc., Class A	7,938	160,189
#*	Under Armour, Inc., Class C	11,684	209,845
*	Unifi, Inc.	2,302	49,539
*	Universal Electronics, Inc.	2,569	127,243
*	Universal Technical Institute, Inc.	1,356	10,428
#*	Urban Outfitters, Inc.	15,915	407,424
	Vail Resorts, Inc.	2,447	573,846
#*	Veoneer, Inc.	13,133	171,123
*	Vera Bradley, Inc.	7,851	75,213
	VF Corp.	12,437	1,031,898
#*	Visteon Corp.	4,374	349,089
*	VOXX International Corp.	2,097	9,017
#*	Wayfair, Inc., Class A	2,283	213,917
	Wendy's Co. (The)	24,810	537,633
	Weyco Group, Inc.	1,047	23,715
#	Whirlpool Corp.	8,120	1,186,900
#*	William Lyon Homes, Class A	5,183	120,194
#	Williams-Sonoma, Inc.	10,952	767,516
#	Wingstop, Inc.	3,132	290,556
	Winmark Corp.	400	79,588
	Winnebago Industries, Inc.	5,225	286,121
	Wolverine World Wide, Inc.	9,969	314,721
#*	WW International, Inc	6,624	218,460
	Wyndham Destinations, Inc.	8,926	433,179
	Wyndham Hotels & Resorts, Inc.	9,513	543,858
	Yum! Brands, Inc.	8,331	881,170
*	ZAGG, Inc.	4,743	35,857
*	Zovio, Inc.	6,286	9,995
*	Zumiez, Inc.	4,107	128,015
TOTAL CONSUMER DISCRETIONARY			163,023,373
CONSUMER STAPLES — (4.9%)
	Alico, Inc.	938	33,759
	Andersons, Inc. (The)	5,770	130,517
	Archer-Daniels-Midland Co.	29,517	1,321,181
#	B&G Foods, Inc.	10,036	161,178
#*	BJ's Wholesale Club Holdings, Inc.	13,934	285,926
	Bunge, Ltd.	15,938	835,629
#	Calavo Growers, Inc.	2,253	172,602
	Cal-Maine Foods, Inc.	5,619	200,542
#	Campbell Soup Co.	21,856	1,057,612
	Casey's General Stores, Inc.	5,772	928,484
*	Central Garden & Pet Co.	1,889	60,845
*	Central Garden & Pet Co., Class A	6,556	196,418
*	Chefs' Warehouse, Inc. (The)	3,811	138,720
#	Clorox Co. (The)	7,826	1,231,108
	Coca-Cola Co. (The)	151,781	8,864,010
	Coca-Cola Consolidated, Inc.	1,254	339,596
	Colgate-Palmolive Co.	10,406	767,755
	Conagra Brands, Inc.	20,795	684,571
	Costco Wholesale Corp.	17,097	5,223,475
	Coty, Inc., Class A	58,579	601,021
*	Darling Ingredients, Inc.	25,308	686,606
#*	Dean Foods Co.	15,230	4,554
*	Edgewell Personal Care Co.	8,356	215,752
*	elf Beauty Inc.	4,104	64,351
#	Energizer Holdings, Inc.	7,961	368,276
*	Farmer Brothers Co.	2,029	24,307

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Flowers Foods, Inc.	18,606	$400,587
	Fresh Del Monte Produce, Inc.	8,311	260,799
*	Freshpet Inc.	834	52,442
	General Mills, Inc.	19,694	1,028,421
#*	Hain Celestial Group, Inc. (The)	16,656	403,242
*	Herbalife Nutrition, Ltd.	9,000	349,650
#	Hormel Foods Corp.	23,828	1,126,111
*	Hostess Brands, Inc.	19,002	255,007
	Ingles Markets, Inc., Class A	3,705	154,461
	Ingredion, Inc.	9,049	796,312
	Inter Parfums, Inc.	3,504	242,161
	J&J Snack Foods Corp.	1,979	328,197
	JM Smucker Co. (The)	6,224	644,869
	John B. Sanfilippo & Son, Inc.	1,772	149,380
	Kellogg Co.	24,544	1,674,146
#	Keurig Dr Pepper, Inc.	6,921	197,456
	Kimberly-Clark Corp.	5,621	805,152
	Kraft Heinz Co. (The)	14,430	421,356
	Kroger Co. (The)	82,614	2,219,012
	Lamb Weston Holdings, Inc.	6,045	551,969
	Lancaster Colony Corp.	3,757	581,020
*	Landec Corp.	3,686	41,283
*	Lifevantage Corp.	1,400	22,932
*	Lifeway Foods, Inc.	2,341	5,267
	Limoneira Co.	2,048	39,977
	Mannatech, Inc.	40	636
	McCormick & Co., Inc.	90	14,758
#	McCormick & Co., Inc. Non-Voting	8,103	1,323,787
	Medifast, Inc.	1,250	120,788
*	Monster Beverage Corp.	7,270	484,182
#*	National Beverage Corp.	3,892	167,006
*	Natura & Co. Holding SA, ADR	15,813	345,988
*	Natural Alternatives International, Inc.	920	7,526
	Natural Grocers by Vitamin Cottage, Inc.	3,961	35,847
#	Natural Health Trends Corp.	1,566	5,638
*	Nature's Sunshine Products, Inc.	1,300	12,428
	Nu Skin Enterprises, Inc., Class A	9,660	314,819
	Oil-Dri Corp. of America	877	31,046
	PepsiCo, Inc.	59,559	8,458,569
*	Performance Food Group Co.	14,676	760,070
*	Pilgrim's Pride Corp.	21,104	549,759
*	Post Holdings, Inc.	9,947	1,040,158
	PriceSmart, Inc.	4,237	259,559
#*	Primo Water Corp.	4,305	64,876
#*	Revlon, Inc., Class A	2,436	52,057
#*	Rite Aid Corp.	4,177	49,915
	Rocky Mountain Chocolate Factory, Inc.	400	3,320
	Sanderson Farms, Inc.	2,916	401,504
	Seaboard Corp.	70	269,893
*	Seneca Foods Corp., Class A	1,000	39,550
*	Simply Good Foods Co. (The)	10,526	241,782
	SpartanNash Co.	6,615	80,571
	Spectrum Brands Holdings, Inc.	8,176	502,088
*	Sprouts Farmers Market, Inc.	18,120	283,216
	Sysco Corp.	18,062	1,483,613
#	Tootsie Roll Industries, Inc.	2,735	93,291
*	TreeHouse Foods, Inc.	9,109	406,261
	Tyson Foods, Inc., Class A	18,199	1,503,783
*	United Natural Foods, Inc.	8,568	61,690

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	US Foods Holding Corp.	25,061	$1,006,700
*	USANA Health Sciences, Inc.	3,684	227,303
	Village Super Market, Inc., Class A	1,203	26,779
	Walgreens Boots Alliance, Inc.	35,815	1,821,193
	Walmart, Inc.	46,193	5,288,637
#	WD-40 Co.	1,271	237,448
	Weis Markets, Inc.	4,404	161,583
TOTAL CONSUMER STAPLES			65,589,621
ENERGY — (4.7%)
*	Abraxas Petroleum Corp.	36,839	8,436
	Adams Resources & Energy, Inc.	617	21,817
	Amplify Energy Corp.	3,560	19,188
#*	Antero Resources Corp.	35,349	65,396
	Apache Corp.	38,318	1,051,446
*	Apergy Corp.	12,063	311,949
	Arch Coal, Inc., Class A	3,328	171,492
	Archrock, Inc.	23,037	192,359
*	Ardmore Shipping Corp.	4,312	26,519
	Baker Hughes Co.	30,503	660,695
	Berry Petroleum Corp.	9,690	66,377
*	Bonanza Creek Energy, Inc.	3,181	57,862
	Cabot Oil & Gas Corp.	38,114	537,026
	Cactus, Inc., Class A	5,964	171,882
#*	California Resources Corp.	4,753	34,887
#*	Callon Petroleum Co.	89,555	268,665
*	Centennial Resource Development, Inc., Class A	32,332	105,402
*	Cheniere Energy, Inc.	9,449	559,759
#*	Chesapeake Energy Corp.	107,375	54,955
	Chevron Corp.	73,150	7,837,291
	Cimarex Energy Co.	16,882	740,951
*	Clean Energy Fuels Corp.	31,215	71,795
*	CNX Resources Corp.	37,697	272,549
	Concho Resources, Inc.	9,988	756,891
	ConocoPhillips	60,765	3,611,264
#*	CONSOL Energy, Inc.	5,068	41,203
#*	Contango Oil & Gas Co.	10,050	39,296
	Continental Resources, Inc.	15,192	413,526
#	Core Laboratories NV	5,333	187,348
#	CVR Energy, Inc.	12,089	418,400
*	Dawson Geophysical Co.	3,320	7,968
	Delek US Holdings, Inc.	12,636	346,985
#*	Denbury Resources, Inc.	78,980	77,795
	Devon Energy Corp.	41,361	898,361
	DHT Holdings, Inc.	22,418	126,213
#*	Diamond Offshore Drilling, Inc.	23,041	106,680
	Diamondback Energy, Inc.	8,622	641,477
#	DMC Global, Inc.	2,624	109,762
*	Dorian LPG, Ltd.	8,362	109,709
#*	Dril-Quip, Inc.	6,451	263,846
*	Earthstone Energy, Inc., Class A	2,192	10,960
#	EnLink Midstream LLC	36,853	185,371
	EOG Resources, Inc.	28,191	2,055,406
#	EQT Corp.	13,524	81,820
#	Equitrans Midstream Corp.	9,753	94,312
*	Era Group, Inc.	2,969	29,512
	Evolution Petroleum Corp.	7,931	39,972
*	Exterran Corp.	5,185	27,999
#*	Extraction Oil & Gas, Inc.	28,594	40,603

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Exxon Mobil Corp.	157,263	$9,769,178
*	Forum Energy Technologies, Inc.	17,036	18,058
*	Frank's International NV	37,238	130,333
	GasLog, Ltd.	11,104	71,954
*	Geospace Technologies Corp.	900	12,069
	Green Plains, Inc.	6,606	82,377
*	Gulf Island Fabrication, Inc.	2,558	13,046
#*	Gulfport Energy Corp.	24,474	37,935
	Hallador Energy Co.	3,488	5,790
	Halliburton Co.	55,275	1,205,548
*	Helix Energy Solutions Group, Inc.	26,378	219,993
	Helmerich & Payne, Inc.	11,688	473,948
	Hess Corp.	15,878	898,218
#*	HighPoint Resources Corp.	31,175	36,163
	HollyFrontier Corp.	21,941	985,590
*	Independence Contract Drilling, Inc.	5,696	4,001
*	International Seaways, Inc.	5,977	133,048
*	ION Geophysical Corp.	1,761	10,091
	Kinder Morgan, Inc.	61,797	1,289,703
#*	KLX Energy Services Holdings, Inc.	3,456	13,962
	Kosmos Energy, Ltd.	46,744	238,862
*	Laredo Petroleum, Inc.	39,250	67,510
#	Liberty Oilfield Services, Inc., Class A	11,485	97,393
*	Lonestar Resources US, Inc., Class A	3,122	5,682
#	Mammoth Energy Services, Inc.	4,395	6,241
	Marathon Oil Corp.	77,681	883,233
	Marathon Petroleum Corp.	23,907	1,302,931
#*	Matador Resources Co.	19,784	290,231
*	Matrix Service Co.	3,686	74,162
*	Mitcham Industries, Inc.	900	2,556
#*	Montage Resources Corp.	2,270	8,286
#	Murphy Oil Corp.	25,293	530,141
#	Nabors Industries, Ltd.	64,804	134,144
	NACCO Industries, Inc., Class A	500	23,570
	National Oilwell Varco, Inc.	36,153	745,113
*	Natural Gas Services Group, Inc.	1,608	16,916
#*	NCS Multistage Holdings, Inc.	1,235	1,890
*	Newpark Resources, Inc.	15,130	75,650
*	NexTier Oilfield Solutions, Inc.	35,733	184,025
#*	Nine Energy Service, Inc.	3,403	16,471
#*	Noble Corp. P.L.C.	39,705	32,074
	Noble Energy, Inc.	36,913	729,770
	Nordic American Tankers, Ltd.	4,687	15,842
#*	Northern Oil and Gas, Inc.	52,195	86,644
*	Oasis Petroleum, Inc.	73,652	165,717
	Occidental Petroleum Corp.	49,153	1,952,357
*	Oceaneering International, Inc.	17,327	215,028
*	Oil States International, Inc.	10,349	111,562
	ONEOK, Inc.	13,451	1,007,076
*	Overseas Shipholding Group, Inc., Class A	7,143	12,715
#*	Pacific Drilling SA	1,420	2,613
	Panhandle Oil and Gas, Inc., Class A	1,762	12,739
*	Par Pacific Holdings, Inc.	8,758	176,211
	Parsley Energy, Inc., Class A	37,834	629,558
	Patterson-UTI Energy, Inc.	34,781	276,161
	PBF Energy, Inc., Class A	18,928	516,734
*	PDC Energy, Inc.	18,728	404,338
	Peabody Energy Corp.	17,090	115,528
*	Penn Virginia Corp.	2,482	53,040

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Phillips 66	14,701	$1,343,230
	Pioneer Natural Resources Co.	7,466	1,007,910
*	ProPetro Holding Corp.	13,968	136,048
	QEP Resources, Inc.	41,564	131,758
#	Range Resources Corp.	47,668	143,004
#*	Renewable Energy Group, Inc.	4,824	126,775
*	REX American Resources Corp.	885	66,685
*	RigNet, Inc.	1,558	6,481
#*	Ring Energy, Inc.	8,136	17,574
#	RPC, Inc.	26,451	119,823
*	SandRidge Energy, Inc.	2,796	7,130
	Schlumberger, Ltd.	58,751	1,968,746
	Scorpio Tankers, Inc.	8,735	203,875
*	SEACOR Holdings, Inc.	3,070	115,401
*	SEACOR Marine Holdings, Inc.	2,298	23,991
*	Select Energy Services, Inc., Class A	11,822	82,281
	SFL Corp., Ltd.	21,220	280,953
*	SilverBow Resources, Inc.	693	3,687
	SM Energy Co.	23,230	213,251
#	Solaris Oilfield Infrastructure, Inc., Class A	2,781	32,065
#*	Southwestern Energy Co.	128,631	201,951
*	Talos Energy, Inc.	9,633	211,348
#	Targa Resources Corp.	18,247	666,015
	TechnipFMC P.L.C.	29,624	489,092
#	Teekay Corp.	5,911	21,043
*	Teekay Tankers, Ltd., Class A	3,398	55,353
*	TETRA Technologies, Inc.	16,092	24,621
*	Tidewater, Inc.	6,073	92,188
#*	Transocean, Ltd.	55,537	253,249
*	Unit Corp.	9,588	3,833
#	US Silica Holdings, Inc.	13,336	68,547
#	Valaris P.L.C.	34,361	175,585
	Valero Energy Corp.	18,213	1,535,538
*	W&T Offshore, Inc.	21,180	87,685
#*	Whiting Petroleum Corp.	15,039	68,277
	Williams Cos., Inc. (The)	50,477	1,044,369
	World Fuel Services Corp.	11,456	448,159
*	WPX Energy, Inc.	56,284	672,594
TOTAL ENERGY			62,813,211
FINANCIALS — (16.9%)
	1st Constitution Bancorp	749	15,092
	1st Source Corp.	4,346	205,088
	ACNB Corp.	303	9,711
	Affiliated Managers Group, Inc.	3,770	301,035
	Aflac, Inc.	19,614	1,011,494
*	Alleghany Corp.	799	637,330
#*	Allegiance Bancshares, Inc.	2,498	92,926
	Allstate Corp. (The)	12,328	1,461,361
	Ally Financial, Inc.	30,614	980,566
*	A-Mark Precious Metals, Inc.	1,195	9,536
*	Ambac Financial Group, Inc.	5,554	119,022
	American Equity Investment Life Holding Co.	14,447	381,545
	American Express Co.	31,736	4,121,554
	American Financial Group, Inc.	5,548	603,567
	American International Group, Inc.	22,732	1,142,510
	American National Bankshares, Inc.	1,300	44,330
	American National Insurance Co.	3,670	404,287
	Ameriprise Financial, Inc.	13,713	2,268,267

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ameris Bancorp	11,395	$457,965
	AMERISAFE, Inc.	2,385	163,182
	AmeriServ Financial, Inc.	300	1,230
	Ames National Corp.	500	13,340
	Aon P.L.C.	8,828	1,944,367
*	Arch Capital Group, Ltd.	21,305	940,829
	Ares Management Corp., Class A	6,388	230,351
	Argo Group International Holdings, Ltd.	5,421	355,618
	Arrow Financial Corp.	2,296	80,498
	Arthur J Gallagher & Co.	9,965	1,022,110
	Artisan Partners Asset Management, Inc., Class A	5,857	195,624
	Associated Banc-Corp	26,016	518,499
	Assurant, Inc.	6,594	860,913
	Assured Guaranty, Ltd.	10,813	495,668
*	Asta Funding, Inc.	271	2,783
*	Athene Holding, Ltd., Class A	17,332	754,982
*	Atlantic Capital Bancshares, Inc.	4,182	78,914
	Atlantic Union Bankshares Corp.	12,908	434,871
	Axis Capital Holdings, Ltd.	8,837	567,777
*	Axos Financial, Inc.	9,044	254,769
	Banc of California, Inc.	9,859	157,350
	BancFirst Corp.	4,666	269,695
*	Bancorp, Inc. (The)	11,054	130,769
	BancorpSouth Bank	15,525	443,549
	Bank of America Corp.	227,230	7,459,961
	Bank of Commerce Holdings	300	3,210
#	Bank of Hawaii Corp.	5,432	486,707
	Bank of Marin Bancorp	2,280	100,457
	Bank of New York Mellon Corp. (The)	20,847	933,529
	Bank of NT Butterfield & Son, Ltd. (The)	9,367	311,172
	Bank of Princeton (The)	613	18,697
	Bank OZK	19,773	537,430
	BankFinancial Corp.	2,924	36,462
	BankUnited, Inc.	15,112	498,696
	Bankwell Financial Group, Inc.	700	18,921
	Banner Corp.	5,895	303,887
	Bar Harbor Bankshares	1,390	30,580
*	Baycom Corp.	742	16,665
	BCB Bancorp, Inc.	1,443	18,932
*	Berkshire Hathaway, Inc., Class B	52,679	11,822,748
	Berkshire Hills Bancorp, Inc.	7,920	222,948
	BGC Partners, Inc., Class A	41,530	239,628
	BlackRock, Inc.	3,658	1,929,046
	Blackstone Group, Inc. (The), Class A	5,666	346,023
*	Blucora, Inc.	5,883	132,662
	BOK Financial Corp.	6,081	479,791
	Boston Private Financial Holdings, Inc.	13,196	150,434
	Bridge Bancorp, Inc.	3,707	112,507
*	Bridgewater Bancshares, Inc.	3,552	46,886
*	Brighthouse Financial, Inc.	12,273	477,420
*	BrightSphere Investment Group P.L.C.	14,556	134,061
	Brookline Bancorp, Inc.	14,704	223,501
	Brown & Brown, Inc.	17,026	764,467
	Bryn Mawr Bank Corp.	3,259	122,278
#	Business First Bancshares, Inc.	974	24,136
	Byline Bancorp, Inc.	5,176	99,897
	C&F Financial Corp.	500	25,025
	Cadence BanCorp	21,245	332,059
#	Cambridge Bancorp	338	24,397

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Camden National Corp.	3,149	$148,822
*	Cannae Holdings, Inc.	13,199	536,671
	Capital City Bank Group, Inc.	2,300	65,596
	Capital One Financial Corp.	18,035	1,799,893
	Capitol Federal Financial, Inc.	22,312	294,072
	Capstar Financial Holdings, Inc.	1,712	25,629
	Carolina Financial Corp.	3,703	142,010
	Cathay General Bancorp	12,692	457,674
	Cboe Global Markets, Inc.	5,235	645,057
	CBTX, Inc.	2,954	87,291
	CenterState Bank Corp.	20,104	453,546
	Central Pacific Financial Corp.	4,075	113,000
	Central Valley Community Bancorp	1,231	23,130
	Century Bancorp, Inc., Class A	292	25,112
	Charles Schwab Corp. (The)	53,412	2,432,917
	Chemung Financial Corp.	400	15,868
	Chubb, Ltd.	12,309	1,870,845
	Cincinnati Financial Corp.	7,729	811,159
#	CIT Group, Inc.	10,425	476,527
	Citigroup, Inc.	55,203	4,107,655
	Citizens & Northern Corp.	1,891	48,353
	Citizens Financial Group, Inc.	22,571	841,447
	Citizens Holding Co.	160	3,448
#*	Citizens, Inc.	3,580	21,695
	City Holding Co.	2,229	168,691
	Civista Bancshares, Inc.	1,487	32,729
	CME Group, Inc.	6,500	1,411,215
	CNA Financial Corp.	500	22,315
	CNB Financial Corp.	2,238	66,155
	CNO Financial Group, Inc.	13,279	233,578
	Codorus Valley Bancorp, Inc.	633	13,799
	Cohen & Steers, Inc.	6,215	459,786
	Columbia Banking System, Inc.	11,299	437,271
*	Columbia Financial, Inc.	15,415	258,510
	Comerica, Inc.	11,832	723,645
#	Commerce Bancshares, Inc.	12,180	824,099
	Community Bank System, Inc.	6,596	437,117
	Community Bankers Trust Corp.	100	883
	Community Financial Corp. (The)	300	10,200
	Community Trust Bancorp, Inc.	2,916	127,575
	ConnectOne Bancorp, Inc.	5,084	120,033
*	Consumer Portfolio Services, Inc.	4,008	14,148
*	Cowen, Inc., Class A	4,505	72,395
	Crawford & Co., Class A	2,549	22,278
	Crawford & Co., Class B	3,450	27,566
#*	Credit Acceptance Corp.	2,190	939,466
#	Cullen/Frost Bankers, Inc.	5,733	511,154
#*	Curo Group Holdings Corp.	8,089	84,206
*	Customers Bancorp, Inc.	5,789	123,769
	CVB Financial Corp.	19,536	405,763
	Diamond Hill Investment Group, Inc.	832	117,121
	Dime Community Bancshares, Inc.	7,365	142,955
	Discover Financial Services	24,433	1,835,651
	Donegal Group, Inc., Class A	3,167	44,180
*	Donnelley Financial Solutions, Inc.	7,932	71,864
	E*TRADE Financial Corp.	17,387	741,034
	Eagle Bancorp, Inc.	5,217	227,983
	East West Bancorp, Inc.	16,396	751,593
	Eaton Vance Corp.	14,602	668,041

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	eHealth, Inc.	2,510	$263,952
*	Elevate Credit, Inc.	3,112	18,081
	Employers Holdings, Inc.	6,414	273,557
#*	Encore Capital Group, Inc.	4,540	154,133
*	Enova International, Inc.	5,913	148,180
*	Enstar Group, Ltd.	2,076	405,422
	Enterprise Bancorp, Inc.	1,259	39,054
	Enterprise Financial Services Corp.	3,833	166,774
	Equitable Holdings, Inc.	8,175	196,364
*	Equity Bancshares, Inc., Class A	2,425	65,136
	Erie Indemnity Co., Class A	3,027	503,995
	ESSA Bancorp, Inc.	1,600	27,120
	Essent Group, Ltd.	13,267	658,176
	Evercore, Inc., Class A	6,474	496,038
	Everest Re Group, Ltd.	2,258	624,495
*	EZCORP, Inc., Class A	8,301	51,632
#	FactSet Research Systems, Inc.	2,416	691,242
#	Farmers & Merchants Bancorp, Inc.	978	28,753
	Farmers National Banc Corp.	4,026	63,691
	FB Financial Corp.	5,174	184,453
	FBL Financial Group, Inc., Class A	4,367	234,857
	Federal Agricultural Mortgage Corp., Class C	1,582	120,707
	Federated Investors, Inc., Class B	15,549	563,340
	FedNat Holding Co.	1,756	27,271
	Fidelity National Financial, Inc.	14,494	706,582
	Fifth Third Bancorp	46,370	1,319,226
	Financial Institutions, Inc.	2,921	89,996
	First American Financial Corp.	11,767	729,319
	First Bancorp	4,770	169,240
	First BanCorp	35,938	333,145
	First Bancorp, Inc.	1,481	41,883
	First Bancshares, Inc. (The)	1,821	62,679
	First Bank	916	9,801
	First Busey Corp.	8,680	221,340
	First Business Financial Services, Inc.	989	24,903
	First Choice Bancorp	624	15,188
	First Citizens BancShares, Inc., Class A	1,252	659,579
	First Commonwealth Financial Corp.	16,640	224,973
	First Community Bancshares, Inc.	3,590	105,223
	First Defiance Financial Corp.	3,646	107,156
	First Financial Bancorp	16,417	394,665
#	First Financial Bankshares, Inc.	13,654	457,682
	First Financial Corp.	1,139	47,530
	First Financial Northwest, Inc.	1,800	26,334
	First Foundation, Inc.	5,470	90,255
	First Hawaiian, Inc.	21,301	619,007
	First Horizon National Corp.	33,203	531,248
	First Internet Bancorp	1,237	32,793
	First Interstate BancSystem, Inc., Class A	6,686	257,411
	First Merchants Corp.	8,552	339,942
	First Mid Bancshares, Inc.	2,167	70,969
	First Midwest Bancorp, Inc.	17,127	341,512
	First Northwest Bancorp	1,283	20,259
	First of Long Island Corp. (The)	3,590	79,195
	First Republic Bank	6,942	769,729
	FirstCash, Inc.	5,521	480,161
	Flagstar Bancorp, Inc.	8,915	314,165
	Flushing Financial Corp.	5,263	104,576
	FNB Corp.	52,496	612,628

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Franklin Financial Network, Inc.	2,340	$86,276
	Franklin Resources, Inc.	24,561	621,393
	FS Bancorp, Inc.	425	23,256
	Fulton Financial Corp.	26,830	441,890
	GAIN Capital Holdings, Inc.	6,727	26,303
	GAMCO Investors, Inc., Class A	1,540	25,487
*	Genworth Financial, Inc., Class A	60,600	248,460
	German American Bancorp, Inc.	3,377	115,460
	Glacier Bancorp, Inc.	9,633	408,150
	Global Indemnity, Ltd.	1,700	53,601
	Globe Life, Inc	5,807	605,438
	Goldman Sachs Group, Inc. (The)	8,353	1,985,926
#	Goosehead Insurance, Inc., Class A	1,361	71,017
*	Great Elm Capital Group, Inc.	619	1,857
	Great Southern Bancorp, Inc.	2,505	142,560
	Great Western Bancorp, Inc.	9,899	292,515
*	Green Dot Corp., Class A	6,779	203,912
#*	Greenlight Capital Re, Ltd., Class A	4,400	40,964
	Guaranty Bancshares, Inc.	1,200	36,720
*	Hallmark Financial Services, Inc.	2,410	41,452
	Hamilton Lane, Inc., Class A	3,546	230,313
	Hancock Whitney Corp.	13,522	537,364
	Hanmi Financial Corp.	4,733	79,609
	Hanover Insurance Group, Inc. (The)	3,543	490,989
*	HarborOne Bancrop, Inc.	7,463	81,421
	Hartford Financial Services Group, Inc. (The)	33,320	1,975,210
	HCI Group, Inc.	1,645	72,824
	Heartland Financial USA, Inc.	5,901	288,618
#	Hennessy Advisors, Inc.	1,107	11,070
	Heritage Commerce Corp.	8,432	97,811
	Heritage Financial Corp.	6,566	169,271
	Heritage Insurance Holdings, Inc.	4,010	48,361
	Hilltop Holdings, Inc.	12,037	272,518
	Hingham Institution for Savings	155	32,455
	Home Bancorp, Inc.	1,154	41,036
	Home BancShares, Inc.	25,808	493,449
*	HomeStreet, Inc.	4,364	140,128
	HomeTrust Bancshares, Inc.	3,038	80,568
	Hope Bancorp, Inc.	19,458	270,563
	Horace Mann Educators Corp.	6,832	293,844
	Horizon Bancorp, Inc.	6,336	107,205
	Houlihan Lokey, Inc.	4,722	244,836
*	Howard Bancorp, Inc.	1,896	32,023
	Huntington Bancshares, Inc.	80,223	1,088,626
	IBERIABANK Corp.	7,101	516,314
	Independence Holding Co.	2,048	82,924
	Independent Bank Corp.	4,037	291,471
	Independent Bank Corp.	4,359	93,195
	Independent Bank Group, Inc.	6,708	359,012
#	Interactive Brokers Group, Inc., Class A	10,466	491,902
	Intercontinental Exchange, Inc.	17,613	1,756,721
	International Bancshares Corp.	10,085	397,349
*	INTL. FCStone, Inc.	3,467	165,237
	Invesco, Ltd.	41,052	710,200
	Investar Holding Corp.	501	11,077
	Investors Bancorp, Inc.	44,334	535,776
	Investors Title Co.	166	26,195
	James River Group Holdings, Ltd.	5,019	215,516
	Janus Henderson Group P.L.C.	19,486	492,411

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Jefferies Financial Group, Inc.	31,263	$676,531
	JPMorgan Chase & Co.	125,349	16,591,194
	Kearny Financial Corp.	16,555	204,454
	Kemper Corp.	6,945	516,847
	KeyCorp	55,362	1,035,823
	Kingstone Cos., Inc.	707	5,585
	Kinsale Capital Group, Inc.	1,356	154,882
	KKR & Co., Inc., Class A	19,308	615,925
	Ladenburg Thalmann Financial Services, Inc.	20,093	70,125
	Lakeland Bancorp, Inc.	6,960	113,030
	Lakeland Financial Corp.	3,857	182,976
	Lazard, Ltd., Class A	16,157	677,948
	LCNB Corp.	700	11,599
	Legg Mason, Inc.	9,673	378,698
*	LendingClub Corp.	14,348	168,159
#*	LendingTree, Inc.	638	198,546
	Lincoln National Corp.	10,638	579,558
#	Live Oak Bancshares, Inc.	5,676	99,216
	Loews Corp.	16,236	835,342
	LPL Financial Holdings, Inc.	12,925	1,190,780
	Luther Burbank Corp.	2,386	24,600
	M&T Bank Corp.	10,144	1,709,467
	Macatawa Bank Corp.	4,300	45,365
*	Maiden Holdings, Ltd.	14,428	12,697
#	Manning & Napier, Inc.	1,962	3,728
*	Markel Corp.	756	886,765
	MarketAxess Holdings, Inc.	1,519	537,999
	Marlin Business Services Corp.	1,780	35,066
	Marsh & McLennan Cos., Inc.	11,393	1,274,421
*	MBIA, Inc.	17,849	161,712
	Mercantile Bank Corp.	2,926	95,885
	Merchants Bancorp	2,662	52,388
	Mercury General Corp.	8,544	419,425
	Meridian Bancorp, Inc.	8,479	152,537
	Meta Financial Group, Inc.	5,963	221,943
	MetLife, Inc.	20,158	1,002,054
*	Metropolitan Bank Holding Corp.	506	24,870
	MGIC Investment Corp.	12,754	175,878
	Midland States Bancorp, Inc.	3,717	98,203
	MidWestOne Financial Group, Inc.	1,517	49,060
	Moelis & Co., Class A	6,240	224,640
	Moody's Corp.	5,610	1,440,592
	Morgan Stanley	48,454	2,532,206
	Morningstar, Inc.	4,864	763,113
*	Mr Cooper Group, Inc.	14,074	174,236
	MSCI, Inc.	3,231	923,420
	MutualFirst Financial, Inc.	1,200	44,676
	MVB Financial Corp.	1,500	29,970
	Nasdaq, Inc.	8,708	1,014,134
	National Bank Holdings Corp., Class A	5,328	173,693
	National Bankshares, Inc.	518	21,155
	National General Holdings Corp.	17,952	390,815
	National Western Life Group, Inc., Class A	548	145,768
	Navient Corp.	38,838	558,490
	NBT Bancorp, Inc.	7,509	283,765
	Nelnet, Inc., Class A	4,956	283,781
#	New York Community Bancorp, Inc.	49,204	544,196
»	NewStar Financial, Inc.	10,836	4,826
*	NI Holdings, Inc.	1,752	26,893

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Nicholas Financial, Inc.	801	$6,632
*	Nicolet Bankshares, Inc.	1,249	88,242
*	NMI Holdings, Inc., Class A	9,763	311,635
	Northern Trust Corp.	11,502	1,125,011
	Northfield Bancorp, Inc.	8,607	136,765
	Northrim BanCorp, Inc.	900	33,867
	Northwest Bancshares, Inc.	18,491	290,771
	OceanFirst Financial Corp.	8,952	208,224
*	Ocwen Financial Corp.	14,518	17,857
	OFG Bancorp	9,654	190,280
	Old National Bancorp	28,697	513,963
	Old Republic International Corp.	30,944	697,787
	Old Second Bancorp, Inc.	4,090	50,246
*	On Deck Capital, Inc.	10,484	42,775
	OneMain Holdings, Inc.	16,432	696,224
	Oppenheimer Holdings, Inc., Class A	3,256	89,703
	Opus Bank	5,305	141,299
#	Origin Bancorp, Inc.	3,105	109,420
	Orrstown Financial Services, Inc.	909	18,734
*	Pacific Mercantile Bancorp	2,550	17,672
	Pacific Premier Bancorp, Inc.	9,455	281,759
	PacWest Bancorp	12,656	443,593
	Park National Corp.	2,477	235,241
	Parke Bancorp, Inc.	1,315	28,299
	PCB Bancorp	783	11,909
	PCSB Financial Corp.	2,196	43,656
	Peapack Gladstone Financial Corp.	2,762	80,733
	Penns Woods Bancorp, Inc.	1,243	39,217
	Pennymac Financial Services, Inc.	11,137	375,540
	Peoples Bancorp, Inc.	2,534	82,456
	Peoples Financial Services Corp.	400	18,540
	People's United Financial, Inc.	46,947	723,923
	People's Utah Bancorp	1,700	44,336
	Pinnacle Financial Partners, Inc.	8,118	479,449
	Piper Sandler Cos.	2,600	214,318
	PJT Partners, Inc., Class A	747	34,377
	PNC Financial Services Group, Inc. (The)	15,921	2,365,065
*	Ponce de Leon Federal Bank	1,100	15,499
	Popular, Inc.	10,173	569,281
#*	PRA Group, Inc.	7,470	264,139
	Preferred Bank	2,495	149,974
	Premier Financial Bancorp, Inc.	1,898	32,266
	Primerica, Inc.	6,504	771,114
	Principal Financial Group, Inc.	14,055	744,212
	ProAssurance Corp.	8,871	269,412
	Progressive Corp. (The)	25,117	2,026,691
	Prosperity Bancshares, Inc.	10,646	747,349
	Protective Insurance Corp., Class B	2,066	32,209
*	Provident Bancorp, Inc.	1,022	12,070
	Provident Financial Holdings, Inc.	1,300	28,613
	Provident Financial Services, Inc.	11,857	270,458
	Prudential Bancorp, Inc.	845	14,880
	Prudential Financial, Inc.	10,128	922,256
	Pzena Investment Management, Inc., Class A	1,300	10,647
	QCR Holdings, Inc.	1,925	79,118
	Radian Group, Inc.	10,400	254,696
	Raymond James Financial, Inc.	7,425	678,868
	RBB Bancorp	2,116	41,643
*	Regional Management Corp.	1,515	41,738

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	53,679	$835,782
	Reinsurance Group of America, Inc.	3,257	469,171
	RenaissanceRe Holdings, Ltd.	4,814	911,964
	Renasant Corp.	9,006	287,562
	Republic Bancorp, Inc., Class A	3,438	144,052
*	Republic First Bancorp, Inc.	6,280	20,033
	Riverview Bancorp, Inc.	100	736
	RLI Corp.	3,185	296,237
	S&P Global, Inc.	9,063	2,662,075
	S&T Bancorp, Inc.	7,178	269,821
	Safeguard Scientifics, Inc.	1,519	16,162
	Safety Insurance Group, Inc.	2,330	214,546
	Sandy Spring Bancorp, Inc.	5,754	200,239
#	Santander Consumer USA Holdings, Inc.	38,856	1,034,347
	SB One Bancorp	800	19,120
*	Seacoast Banking Corp. of Florida	4,740	128,691
	SEI Investments Co.	15,937	1,040,049
*	Select Bancorp, Inc.	2,670	30,972
	Selective Insurance Group, Inc.	6,723	445,399
	ServisFirst Bancshares, Inc.	7,036	258,573
	Shore Bancshares, Inc.	1,532	24,895
	Sierra Bancorp	1,944	52,060
	Signature Bank	5,653	802,104
	Silvercrest Asset Management Group, Inc., Class A	800	9,504
	Simmons First National Corp., Class A	14,506	347,854
	SLM Corp.	48,696	531,760
	SmartFinancial, Inc.	641	13,858
	South State Corp.	5,433	410,789
*	Southern First Bancshares, Inc.	700	27,335
	Southern Missouri Bancorp, Inc.	1,213	43,207
	Southern National Bancorp of Virginia, Inc.	3,254	50,535
	Southside Bancshares, Inc.	5,693	199,710
*	Spirit of Texas Bancshares, Inc.	1,299	26,954
	State Auto Financial Corp.	7,246	218,177
	State Street Corp.	20,064	1,517,440
	Sterling Bancorp	21,474	429,480
	Sterling Bancorp, Inc.	3,844	28,177
	Stewart Information Services Corp.	3,962	165,414
	Stifel Financial Corp.	11,434	739,665
	Stock Yards Bancorp, Inc.	2,400	92,976
	Summit Financial Group, Inc.	1,249	30,663
*	SVB Financial Group	3,366	808,951
	Synchrony Financial	65,540	2,124,151
	Synovus Financial Corp.	17,844	624,897
	T Rowe Price Group, Inc.	16,347	2,182,815
	TCF Financial Corp.	21,407	905,088
	TD Ameritrade Holding Corp.	22,397	1,063,410
	Territorial Bancorp, Inc.	1,300	37,739
*	Texas Capital Bancshares, Inc.	6,755	371,255
	TFS Financial Corp.	10,988	224,485
*	Third Point Reinsurance, Ltd.	15,019	163,557
	Timberland Bancorp, Inc.	500	14,080
	Tiptree, Inc.	5,339	36,572
	Tompkins Financial Corp.	1,833	157,803
	Towne Bank	12,538	332,884
	Travelers Cos., Inc. (The)	12,070	1,588,653
	TriCo Bancshares	5,202	189,353
*	TriState Capital Holdings, Inc.	4,350	100,007
*	Triumph Bancorp, Inc.	3,989	155,491

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Truist Financial Corp.	35,384	$1,824,753
	TrustCo Bank Corp. NY	13,664	108,356
#	Trustmark Corp.	10,221	326,868
	U.S. Bancorp.	51,879	2,761,000
	UMB Financial Corp.	7,538	500,975
	Umpqua Holdings Corp.	32,017	541,087
	United Bankshares, Inc.	16,146	553,808
	United Community Banks, Inc.	13,224	369,214
	United Community Financial Corp.	6,434	70,324
	United Fire Group, Inc.	3,989	176,553
	United Insurance Holdings Corp.	6,562	66,539
	United Security Bancshares	402	3,915
	Unity Bancorp, Inc.	471	10,324
	Universal Insurance Holdings, Inc.	6,041	147,038
	Univest Financial Corp.	4,401	109,321
	Unum Group	20,442	545,597
	Valley National Bancorp	55,999	589,669
	Value Line, Inc.	213	7,018
	Veritex Holdings, Inc.	7,085	200,647
#	Victory Capital Holdings, Inc., Class A	1,612	33,626
#	Virtu Financial, Inc., Class A	13,028	217,437
	Virtus Investment Partners, Inc.	1,053	129,551
	Voya Financial, Inc.	14,371	858,380
#	Waddell & Reed Financial, Inc., Class A	12,818	204,832
	Walker & Dunlop, Inc.	5,376	356,805
	Washington Federal, Inc.	8,533	290,122
	Washington Trust Bancorp, Inc.	2,152	101,854
	Waterstone Financial, Inc.	4,026	70,415
	Webster Financial Corp.	9,015	404,413
	Wells Fargo & Co.	163,973	7,696,893
	WesBanco, Inc.	10,613	351,503
	West Bancorporation, Inc.	1,799	41,179
	Westamerica Bancorporation	3,633	230,187
	Western Alliance Bancorp	10,967	605,707
	Western New England Bancorp, Inc.	3,241	29,104
	Westwood Holdings Group, Inc.	1,130	31,730
	White Mountains Insurance Group, Ltd.	520	580,954
	Willis Towers Watson P.L.C.	5,793	1,224,003
	Wintrust Financial Corp.	8,704	550,789
	WisdomTree Investments, Inc.	22,580	95,062
#*	World Acceptance Corp.	1,607	138,957
	WR Berkley Corp.	8,899	654,343
	WSFS Financial Corp.	9,099	362,959
	Zions Bancorp NA	16,756	762,230
TOTAL FINANCIALS			225,684,666
HEALTH CARE — (6.4%)
	Abbott Laboratories	34,459	3,002,757
*	ABIOMED, Inc.	1,829	340,724
#*	Acadia Healthcare Co., Inc.	14,410	462,993
#*	ACADIA Pharmaceuticals, Inc.	3,829	152,930
#*	Acceleron Pharma Inc.	288	26,145
»	Achillion Pharmaceuticals, Inc.	23,563	9,745
*	Acorda Therapeutics, Inc.	6,805	13,814
*	Addus HomeCare Corp.	1,934	182,454
*	Aduro Biotech, Inc.	4,711	7,914
#*	Adverum Biotechnologies, Inc.	4,625	45,649
#*	Agios Pharmaceuticals, Inc.	2,785	135,713
#*	Akebia Therapeutics, Inc.	14,257	102,936

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Albireo Pharma, Inc.	887	$20,135
*	Alexion Pharmaceuticals, Inc.	9,121	906,536
*	Align Technology, Inc.	3,480	894,708
*	Alkermes P.L.C.	7,558	131,585
*	Allscripts Healthcare Solutions, Inc.	26,335	225,954
#*	Alnylam Pharmaceuticals, Inc.	3,781	434,021
#*	AMAG Pharmaceuticals, Inc.	7,011	62,117
*	Amedisys, Inc.	4,356	768,790
*	American Renal Associates Holdings, Inc.	5,573	50,603
	AmerisourceBergen Corp.	18,230	1,559,759
*	AMN Healthcare Services, Inc.	7,401	498,679
*	AnaptysBio, Inc.	3,513	51,009
*	AngioDynamics, Inc.	5,619	77,374
*	Anika Therapeutics, Inc.	2,097	86,208
	Anthem, Inc.	8,231	2,183,520
#*	Apollo Medical Holdings, Inc.	2,065	37,005
*	Applied Genetic Technologies Corp.	868	5,451
*	Arcus Biosciences, Inc.	4,000	35,120
*	Ardelyx, Inc.	4,740	33,559
*	Arrowhead Pharmaceuticals, Inc.	4,636	194,295
*	Assembly Biosciences, Inc.	4,021	70,609
#*	Assertio Therapeutics, Inc.	8,079	8,645
*	Atara Biotherapeutics, Inc.	5,527	73,122
*	AtriCure Inc.	3,311	128,798
	Atrion Corp.	237	170,448
*	Avanos Medical, Inc.	7,494	206,385
#*	Avrobio, Inc.	2,900	63,017
*	AxoGen, Inc.	3,229	39,910
	Baxter International, Inc.	13,945	1,244,173
*	BioMarin Pharmaceutical, Inc.	5,370	448,395
*	BioSpecifics Technologies Corp.	1,201	70,955
*	BioTelemetry, Inc.	3,516	172,003
*	Boston Scientific Corp.	20,865	873,618
*	Brookdale Senior Living, Inc.	34,248	225,694
	Bruker Corp.	14,813	732,799
*	Calithera Biosciences, Inc.	4,617	27,702
#	Cantel Medical Corp.	3,845	250,156
*	Capital Senior Living Corp.	2,106	5,876
#*	Cara Therapeutics, Inc.	1,547	24,907
	Cardinal Health, Inc.	22,988	1,177,215
*	Cardiovascular Systems, Inc.	1,446	65,634
*	Castlight Health, Inc., Class B	9,290	11,520
*	Centene Corp.	30,724	1,929,774
	Cerner Corp.	22,496	1,615,888
	Chemed Corp.	1,762	822,924
*	ChemoCentryx, Inc.	5,991	254,138
*	Cigna Corp.	17,801	3,424,556
#*	Codexis, Inc.	3,003	47,087
*	Collegium Pharmaceutical, Inc.	1,638	32,948
	Computer Programs & Systems, Inc.	864	22,464
*	Concert Pharmaceuticals, Inc.	4,356	46,522
	CONMED Corp.	3,906	397,162
*	CorVel Corp.	2,976	272,512
#*	Covetrus, Inc.	4,351	53,517
*	Cross Country Healthcare, Inc.	7,273	72,003
*	CryoLife, Inc.	4,083	121,428
#*	Cumberland Pharmaceuticals, Inc.	1,600	7,776
*	Cutera, Inc.	1,041	29,335
	CVS Health Corp.	49,878	3,382,726

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Cyclerion Therapeutics, Inc.	1,828	$5,996
*	Cymabay Therapeutics, Inc.	5,469	8,422
*	CytomX Therapeutics, Inc.	1,868	13,861
*	DaVita, Inc.	14,775	1,180,079
*	Deciphera Pharmaceuticals, Inc.	6,534	409,224
#*	Denali Therapeutics, Inc.	8,692	201,307
	DENTSPLY SIRONA, Inc.	9,782	547,792
#*	Dermira, Inc.	3,600	68,220
*	DexCom, Inc.	979	235,694
*	Digirad Corp.	290	824
*	Diplomat Pharmacy, Inc.	13,263	52,787
*	Edwards Lifesciences Corp.	1,841	404,762
*	Elanco Animal Health, Inc.	12,714	392,863
*	Emergent BioSolutions, Inc.	6,778	373,400
*	Enanta Pharmaceuticals, Inc.	2,515	129,623
	Encompass Health Corp.	13,306	1,024,961
	Ensign Group, Inc. (The)	7,280	329,056
#*	Epizyme, Inc.	11,524	241,197
#*	Evolent Health, Inc., Class A	15,042	151,623
#*	Exact Sciences Corp.	2,569	239,636
*	Exelixis, Inc.	38,631	664,453
#*	FibroGen, Inc.	3,372	141,118
#*	Five Star Senior Living, Inc.	85	385
*	FONAR Corp.	1,170	24,699
#*	G1 Therapeutics, Inc.	4,737	91,708
#*	Global Blood Therapeutics, Inc.	4,548	296,802
*	Globus Medical, Inc., Class A	4,611	241,063
*	GlycoMimetics, Inc.	3,403	14,565
*	Guardant Health, Inc.	2,103	159,912
*	Haemonetics Corp.	3,933	422,365
*	Hanger, Inc.	2,841	69,406
*	HealthEquity, Inc.	2,890	190,913
*	HealthStream, Inc.	4,637	118,475
*	Henry Schein, Inc.	7,869	542,489
#*	Heron Therapeutics, Inc.	1,420	29,621
#*	Heska Corp.	405	40,577
	Hill-Rom Holdings, Inc.	8,548	910,276
*	HMS Holdings Corp.	9,021	246,454
*	Hologic, Inc.	21,592	1,155,604
*	Horizon Therapeutics P.L.C.	21,518	742,156
	Humana, Inc.	5,225	1,756,854
*	ICU Medical, Inc.	1,300	237,211
*	IDEXX Laboratories, Inc.	3,973	1,076,723
*	Incyte Corp.	3,843	280,808
*	Innoviva, Inc.	12,963	178,954
*	Inogen, Inc.	2,871	127,099
#*	Inovalon Holdings, Inc., Class A	4,195	84,991
#*	Insmed, Inc.	2,550	52,377
*	Insulet Corp.	1,294	251,088
*	Integer Holdings Corp.	4,638	396,085
*	Integra LifeSciences Holdings Corp.	6,033	332,056
#*	Intellia Therapeutics, Inc.	4,713	56,132
*	IntriCon Corp.	300	5,109
*	Intuitive Surgical, Inc.	1,035	579,372
#	Invacare Corp.	5,484	42,172
*	Ionis Pharmaceuticals, Inc.	4,077	237,771
#*	Iovance Biotherapeutics, Inc.	6,498	141,267
*	IQVIA Holdings, Inc.	12,267	1,904,452
	IVERIC bio, Inc.	5,889	39,103

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Jazz Pharmaceuticals P.L.C.	6,496	$931,202
#*	Kala Pharmaceuticals, Inc.	1,454	8,666
#*	KalVista Pharmaceuticals, Inc.	1,219	18,651
#*	Karyopharm Therapeutics, Inc.	3,855	62,258
*	Kindred Biosciences, Inc.	4,043	35,295
*	Kura Oncology, Inc.	4,804	56,399
*	Laboratory Corp. of America Holdings	5,474	960,140
#*	Lannett Co., Inc.	1,300	10,582
*	Lantheus Holdings, Inc.	8,507	148,958
#	LeMaitre Vascular, Inc.	1,973	70,998
*	LHC Group, Inc.	4,032	587,664
#*	Ligand Pharmaceuticals, Inc.	2,779	244,024
*	LivaNova P.L.C.	5,324	361,872
	Luminex Corp.	6,401	145,207
*	MacroGenics, Inc.	6,127	56,675
#*	Madrigal Pharmaceuticals, Inc.	1,747	145,036
*	Magellan Health, Inc.	4,058	297,086
#*	Mallinckrodt P.L.C.	14,740	67,657
*	Masimo Corp.	2,528	431,277
	McKesson Corp.	13,633	1,944,202
*	Medpace Holdings, Inc.	4,749	406,277
	Medtronic P.L.C.	22,826	2,635,033
	Meridian Bioscience, Inc.	7,966	78,385
#*	Merit Medical Systems, Inc.	7,216	262,807
#*	Mersana Therapeutics, Inc.	2,705	18,259
#	Mesa Laboratories, Inc.	245	64,298
*	Mettler-Toledo International, Inc.	1,569	1,188,015
*	Minerva Neurosciences, Inc.	5,706	46,390
*	Molecular Templates, Inc.	2,700	40,338
#*	Molina Healthcare, Inc.	8,818	1,084,349
*	Momenta Pharmaceuticals, Inc.	9,562	277,489
*	Myriad Genetics, Inc.	9,262	256,094
*	NantKwest, Inc.	3,700	23,384
	National HealthCare Corp.	2,673	224,318
	National Research Corp.	2,585	174,927
*	Natus Medical, Inc.	4,797	150,098
*	Neogen Corp.	3,025	203,492
*	NeoGenomics, Inc.	5,221	168,273
*	Neurocrine Biosciences, Inc.	1,050	105,084
#*	NewLink Genetics Corp.	540	886
*	NextGen Healthcare, Inc.	7,770	107,692
*	Novocure, Ltd.	1,128	91,887
*	NuVasive, Inc.	3,653	281,719
*	ObsEva SA	3,939	13,983
*	Omnicell, Inc.	2,910	236,525
#*	OPKO Health, Inc.	81,984	118,877
*	Option Care Health, Inc.	15,003	62,713
*	OraSure Technologies, Inc.	7,089	49,977
*	Orthofix Medical, Inc.	2,488	107,631
*	Otonomy, Inc.	4,367	13,974
	Owens & Minor, Inc.	9,088	56,891
*	Oxford Immunotec Global P.L.C.	4,271	66,115
*	Pacira BioSciences, Inc.	3,056	132,080
#	Patterson Cos., Inc.	15,555	342,366
*	PDL BioPharma, Inc.	20,904	68,774
*	Pennant Group, Inc.	4,190	110,616
#*	Penumbra, Inc.	718	125,980
#*	PetIQ, Inc.	2,017	60,006
	Phibro Animal Health Corp., Class A	3,118	73,959

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	PRA Health Sciences, Inc.	6,179	$625,994
#*	Premier, Inc., Class A	8,390	291,720
#*	Prestige Consumer Healthcare, Inc.	8,493	344,476
*	Progenics Pharmaceuticals, Inc.	4,762	21,239
*	Protagonist Therapeutics, Inc.	3,345	25,255
*	Prothena Corp. P.L.C.	5,425	66,022
*	Providence Service Corp. (The)	1,714	111,153
	Quest Diagnostics, Inc.	6,881	761,520
*	Quidel Corp.	3,607	277,018
*	R1 RCM, Inc.	10,065	125,812
*	RadNet, Inc.	5,706	128,784
*	Reata Pharmaceuticals Inc., Class A	198	43,320
*	Repligen Corp.	3,025	303,680
	ResMed, Inc.	6,035	959,384
*	Retrophin, Inc.	4,493	69,462
*	Revance Therapeutics, Inc.	5,715	127,845
#*	Rhythm Pharmaceuticals, Inc.	2,859	50,147
*	Rigel Pharmaceuticals, Inc.	17,905	40,465
#*	Rocket Pharmaceuticals, Inc.	5,894	120,709
*	RTI Surgical Holdings, Inc.	9,786	40,710
#*	Sage Therapeutics, Inc.	1,801	119,370
#*	Sarepta Therapeutics, Inc.	1,252	145,182
*	SeaSpine Holdings Corp.	959	14,155
*	Seattle Genetics, Inc.	3,143	340,670
*	Select Medical Holdings Corp.	17,803	406,621
*	Sientra, Inc.	4,064	24,628
#*	SIGA Technologies, Inc.	3,400	17,510
	Simulations Plus, Inc.	2,208	71,937
*	Spectrum Pharmaceuticals, Inc.	11,608	29,368
#*	STAAR Surgical Co.	1,031	34,683
	STERIS P.L.C.	4,540	684,133
	Stryker Corp.	6,196	1,305,497
*	Supernus Pharmaceuticals, Inc.	7,971	182,297
*	Surmodics, Inc.	551	21,704
*	Syneos Health, Inc.	9,646	591,879
#*	Synlogic, Inc.	2,058	5,515
#*	Syros Pharmaceuticals, Inc.	1,876	13,245
#*	Tactile Systems Technology, Inc.	752	42,255
#*	Teladoc Health, Inc.	2,994	304,520
	Teleflex, Inc.	1,724	640,483
#*	Tivity Health, Inc.	7,570	163,853
#*	Triple-S Management Corp., Class B	2,937	51,750
*	United Therapeutics Corp.	7,208	704,005
	US Physical Therapy, Inc.	789	92,423
	Utah Medical Products, Inc.	296	27,253
*	Vanda Pharmaceuticals, Inc.	6,449	82,225
*	Varex Imaging Corp.	5,401	149,338
*	Varian Medical Systems, Inc.	4,425	622,022
*	Veeva Systems, Inc., Class A	2,151	315,358
#*	Verastem, Inc.	3,540	6,655
*	Vertex Pharmaceuticals, Inc.	2,086	473,626
#*	Vocera Communications, Inc.	864	19,034
#*	Waters Corp.	4,097	916,868
	West Pharmaceutical Services, Inc.	3,544	552,687
*	Wright Medical Group NV	8,318	250,705
#*	Xencor, Inc.	6,719	228,043
	Zimmer Biomet Holdings, Inc.	7,178	1,061,626
	Zoetis, Inc.	17,748	2,381,959

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Zogenix, Inc.	2,973	$149,750
TOTAL HEALTH CARE			85,151,892
INDUSTRIALS — (13.5%)
	3M Co.	26,354	4,181,326
	AAON, Inc.	9,578	502,270
	AAR Corp.	5,387	229,378
	ABM Industries, Inc.	8,479	323,389
*	Acacia Research Corp.	2,366	5,915
	ACCO Brands Corp.	18,062	156,056
	Acuity Brands, Inc.	5,701	671,977
#	ADT, Inc.	4,684	29,041
*	Advanced Disposal Services, Inc.	12,761	420,475
	Advanced Drainage Systems, Inc.	7,097	295,022
*	AECOM	16,114	777,178
*	Aegion Corp.	5,936	124,062
	AGCO Corp.	8,279	580,689
	Air Lease Corp.	17,658	758,235
*	Air Transport Services Group, Inc.	9,198	192,882
	Aircastle, Ltd.	14,004	449,388
	Alamo Group, Inc.	1,500	186,840
	Alaska Air Group, Inc.	13,705	885,206
	Albany International Corp., Class A	4,589	320,175
#	Allegiant Travel Co.	2,502	420,436
	Allegion P.L.C.	5,773	746,564
	Allied Motion Technologies, Inc.	1,625	74,490
	Allison Transmission Holdings, Inc.	14,113	623,795
	Altra Industrial Motion Corp.	6,844	227,631
	AMERCO	3,162	1,173,956
*	Ameresco, Inc., Class A	3,516	67,472
#	American Airlines Group, Inc.	23,572	632,672
*	American Woodmark Corp.	2,938	322,152
	AMETEK, Inc.	13,465	1,308,125
#	AO Smith Corp.	12,619	538,705
	Apogee Enterprises, Inc.	4,460	141,917
	Applied Industrial Technologies, Inc.	5,929	382,836
	ARC Document Solutions, Inc.	6,764	8,658
	ArcBest Corp.	4,841	108,003
	Arconic, Inc.	31,252	935,997
	Arcosa, Inc.	6,452	282,275
	Argan, Inc.	2,682	112,939
*	Armstrong Flooring, Inc.	4,306	15,243
	Armstrong World Industries, Inc.	5,207	522,418
*	ASGN, Inc.	7,408	501,448
	Astec Industries, Inc.	3,697	152,464
*	Astronics Corp.	3,552	89,510
*	Astronics Corp., Class B	835	21,063
*	Atkore International Group, Inc.	6,051	240,225
*	Atlas Air Worldwide Holdings, Inc.	4,083	91,255
*	Avis Budget Group, Inc.	11,933	391,402
	AZZ, Inc.	3,732	153,982
	Barnes Group, Inc.	6,940	438,400
	Barrett Business Services, Inc.	1,545	127,972
*	Beacon Roofing Supply, Inc.	10,519	348,284
	BG Staffing, Inc.	1,394	28,047
*	Blue Bird Corp.	4,546	89,693
*	BMC Stock Holdings, Inc.	10,755	313,885
	Brady Corp., Class A	6,607	365,830
#	Briggs & Stratton Corp.	7,415	27,213

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Brink's Co. (The)	5,107	$429,958
*	Broadwind Energy, Inc.	2,383	3,670
*	Builders FirstSource, Inc.	18,911	468,898
*	CAI International, Inc.	3,296	89,651
	Carlisle Cos., Inc.	6,318	987,061
*	Casella Waste Systems, Inc., Class A	6,117	313,129
	Caterpillar, Inc.	27,830	3,655,470
*	CBIZ, Inc.	7,764	209,628
*	CECO Environmental Corp.	5,117	38,889
#	CH Robinson Worldwide, Inc.	11,337	818,758
*	Chart Industries, Inc.	5,165	330,457
#*	Cimpress P.L.C.	3,363	402,316
	Cintas Corp.	6,055	1,689,163
*	CIRCOR International, Inc.	3,070	127,497
*	Civeo Corp.	23,478	31,461
*	Clean Harbors, Inc.	8,583	705,694
#*	Colfax Corp.	15,380	540,761
	Columbus McKinnon Corp.	2,711	94,858
	Comfort Systems USA, Inc.	5,828	270,419
*	Commercial Vehicle Group, Inc.	7,440	37,126
*	Construction Partners, Inc., Class A	4,406	73,933
*	Continental Building Products, Inc.	6,680	247,093
	Copa Holdings SA, Class A	2,759	270,272
*	Copart, Inc.	13,215	1,340,794
*	Cornerstone Building Brands, Inc.	16,073	137,906
	Costamare, Inc.	18,803	149,108
*	CoStar Group, Inc.	661	431,626
	Covanta Holding Corp.	16,529	247,604
*	Covenant Transportation Group, Inc., Class A	2,890	36,660
*	CPI Aerostructures, Inc.	1,046	6,904
	CRA International, Inc.	1,211	64,522
	Crane Co.	8,493	725,812
	CSW Industrials, Inc.	2,635	199,944
	CSX Corp.	35,426	2,704,421
	Cummins, Inc.	16,129	2,580,156
	Curtiss-Wright Corp.	6,017	875,052
	Deere & Co.	13,504	2,141,464
	Delta Air Lines, Inc.	36,528	2,036,071
	Deluxe Corp.	5,180	249,676
	Donaldson Co., Inc.	13,954	723,515
	Douglas Dynamics, Inc.	4,778	250,511
	Dover Corp.	10,328	1,175,843
*	Ducommun, Inc.	1,848	75,639
*	DXP Enterprises, Inc.	1,836	63,654
*	Dycom Industries, Inc.	4,836	195,471
#*	Eagle Bulk Shipping, Inc.	6,676	21,697
	Eastern Co. (The)	312	8,642
	Eaton Corp. P.L.C.	13,958	1,318,612
*	Echo Global Logistics, Inc.	4,801	93,043
	EMCOR Group, Inc.	7,611	625,396
	Emerson Electric Co.	28,042	2,008,648
	Encore Wire Corp.	3,557	193,181
#*	Energy Recovery, Inc.	4,025	41,095
	Enerpac Tool Group Corp.	6,320	146,055
	EnerSys	6,065	436,437
	Ennis, Inc.	3,943	82,251
	EnPro Industries, Inc.	3,288	192,151
	Equifax, Inc.	1,902	285,110
	ESCO Technologies, Inc.	3,769	361,673

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Espey Manufacturing & Electronics Corp.	200	$4,100
*	Evoqua Water Technologies Corp.	5,531	110,454
	Expeditors International of Washington, Inc.	13,844	1,011,166
	Exponent, Inc.	6,644	483,484
	Fastenal Co.	33,730	1,176,502
	Federal Signal Corp.	10,280	330,605
	FedEx Corp.	12,171	1,760,413
	Flowserve Corp.	11,479	535,840
	Fluor Corp.	15,166	271,320
	Forrester Research, Inc.	2,047	84,684
	Fortive Corp.	13,529	1,013,728
	Fortune Brands Home & Security, Inc.	18,981	1,304,185
	Forward Air Corp.	4,408	288,504
*	Franklin Covey Co.	1,696	53,933
	Franklin Electric Co., Inc.	6,549	377,812
*	FreightCar America, Inc.	1,800	2,898
*	FTI Consulting, Inc.	4,198	504,012
#*	Gardner Denver Holdings, Inc.	28,508	1,006,617
#	GATX Corp.	5,561	423,359
	Genco Shipping & Trading, Ltd.	4,464	35,132
*	Gencor Industries, Inc.	1,048	11,748
*	Generac Holdings, Inc.	9,570	991,356
*	Gibraltar Industries, Inc.	4,567	248,993
*	GMS, Inc.	6,537	174,669
	Golden Ocean Group, Ltd.	11,267	50,476
*	Goldfield Corp. (The)	5,963	20,274
	Gorman-Rupp Co. (The)	4,380	161,666
*	GP Strategies Corp.	2,129	28,337
	Graco, Inc.	18,078	960,846
#	GrafTech International, Ltd.	18,235	195,662
	Graham Corp.	739	13,509
#	Granite Construction, Inc.	8,076	219,102
*	Great Lakes Dredge & Dock Corp.	8,897	93,152
	Greenbrier Cos., Inc. (The)	5,318	128,111
	Griffon Corp.	7,377	153,368
	H&E Equipment Services, Inc.	6,393	173,314
*	Harsco Corp.	12,092	180,171
	Hawaiian Holdings, Inc.	7,630	212,724
*	HD Supply Holdings, Inc.	23,170	943,946
#	Healthcare Services Group, Inc.	7,940	203,264
	Heartland Express, Inc.	12,593	235,363
#	HEICO Corp.	3,145	385,042
	HEICO Corp., Class A	4,738	455,559
	Heidrick & Struggles International, Inc.	2,552	72,528
	Helios Technologies, Inc.	4,776	203,076
*	Herc Holdings, Inc.	4,935	197,992
*	Heritage-Crystal Clean, Inc.	2,711	76,857
	Herman Miller, Inc.	9,288	358,981
*	Hertz Global Holdings, Inc.	22,427	353,450
	Hexcel Corp.	11,394	845,663
*	Hill International, Inc.	4,939	16,348
	Hillenbrand, Inc.	11,453	332,481
	HNI Corp.	7,531	270,890
	Honeywell International, Inc.	26,672	4,620,124
*	Houston Wire & Cable Co.	3,000	11,940
*	Hub Group, Inc., Class A	5,239	276,986
	Hubbell, Inc.	8,775	1,256,843
*	Hudson Global, Inc.	230	2,762
	Hurco Cos., Inc.	876	27,419

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Huron Consulting Group, Inc.	3,546	$229,816
*	Huttig Building Products, Inc.	812	1,177
	Hyster-Yale Materials Handling, Inc.	1,661	89,677
*	IAA Inc.	12,630	596,894
	ICF International, Inc.	2,339	204,873
	IDEX Corp.	5,387	882,660
*	IES Holdings, Inc.	2,130	53,271
	Illinois Tool Works, Inc.	11,931	2,087,686
	Ingersoll-Rand P.L.C.	7,760	1,033,865
*	InnerWorkings, Inc.	10,091	41,878
*	Innovative Solutions & Support, Inc.	400	2,280
	Insperity, Inc.	4,225	369,138
	Insteel Industries, Inc.	2,607	58,319
	Interface, Inc.	9,215	148,177
	ITT, Inc.	12,504	838,768
	Jacobs Engineering Group, Inc.	6,610	611,623
	JB Hunt Transport Services, Inc.	10,044	1,084,049
*	JELD-WEN Holding, Inc.	15,474	369,519
*	JetBlue Airways Corp.	31,686	628,333
	John Bean Technologies Corp.	5,117	578,170
	Johnson Controls International P.L.C.	37,886	1,494,603
	Kadant, Inc.	1,782	189,961
	Kaman Corp.	3,667	226,327
	Kansas City Southern	5,295	893,214
#	KAR Auction Services, Inc.	18,085	380,147
	Kelly Services, Inc., Class A	6,650	118,104
	Kennametal, Inc.	12,657	396,038
	Kforce, Inc.	6,654	246,531
	Kimball International, Inc., Class B	8,202	154,034
*	Kirby Corp.	6,080	445,603
#	Knight-Swift Transportation Holdings, Inc.	20,724	768,446
	Knoll, Inc.	8,232	203,824
	Korn Ferry	7,932	325,053
	Landstar System, Inc.	4,726	523,404
*	Lawson Products, Inc.	700	33,054
*	LB Foster Co., Class A	1,400	23,744
	Lennox International, Inc.	1,620	377,428
	Lincoln Electric Holdings, Inc.	8,164	728,066
#	Lindsay Corp.	518	51,816
*	LS Starrett Co. (The), Class A	230	1,295
	LSI Industries, Inc.	3,205	21,313
*	Lydall, Inc.	2,299	46,992
	Macquarie Infrastructure Corp.	13,465	593,941
*	Manitowoc Co., Inc. (The)	5,671	81,946
	ManpowerGroup, Inc.	8,117	742,624
	Marten Transport, Ltd.	7,874	163,464
	Masco Corp.	11,232	533,745
*	Masonite International Corp.	4,533	340,474
*	MasTec, Inc.	12,037	695,137
	Matson, Inc.	8,426	303,420
	Matthews International Corp., Class A	5,311	198,207
	McGrath RentCorp	4,273	330,388
*	Mercury Systems, Inc.	3,508	269,239
*	Meritor, Inc.	17,090	374,442
*	Mesa Air Group, Inc.	2,656	22,682
*	Middleby Corp. (The)	7,127	799,364
	Miller Industries, Inc.	1,300	44,733
*	Mistras Group, Inc.	3,322	36,775
	Mobile Mini, Inc.	6,113	255,157

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Moog, Inc., Class A	4,615	$413,550
*	MRC Global, Inc.	12,769	143,779
	MSA Safety, Inc.	4,044	548,366
	MSC Industrial Direct Co., Inc., Class A	6,274	427,071
	Mueller Industries, Inc.	10,050	293,159
	Mueller Water Products, Inc., Class A	22,826	265,923
*	MYR Group, Inc.	2,344	67,320
*	Navistar International Corp.	9,648	353,310
	Nielsen Holdings P.L.C.	40,248	821,059
*	NL Industries, Inc.	7,700	25,872
#	NN, Inc.	5,147	44,419
	Nordson Corp.	6,463	1,091,342
	Norfolk Southern Corp.	12,257	2,552,030
*	Northwest Pipe Co.	1,465	47,949
*	NOW, Inc.	20,144	201,641
#*	NV5 Global, Inc.	1,346	83,600
	nVent Electric P.L.C.	15,895	395,785
	Old Dominion Freight Line, Inc.	6,588	1,292,763
#	Omega Flex, Inc.	981	103,397
*	Orion Group Holdings, Inc.	3,661	15,816
	Oshkosh Corp.	9,487	816,261
	Owens Corning	15,288	924,771
	PACCAR, Inc.	35,480	2,632,971
*	PAM Transportation Services, Inc.	751	40,111
	Park Aerospace Corp.	2,637	40,794
	Parker-Hannifin Corp.	9,381	1,835,768
	Park-Ohio Holdings Corp.	1,783	52,420
	Patrick Industries, Inc.	3,766	195,380
	Patriot Transportation Holding, Inc.	133	1,596
	Pentair P.L.C.	18,044	774,629
*	Performant Financial Corp.	6,812	6,604
*	Perma-Pipe International Holdings, Inc.	300	2,709
*	PGT Innovations, Inc.	8,062	124,961
*	PICO Holdings, Inc.	3,320	33,034
#	Pitney Bowes, Inc.	35,018	130,967
	Powell Industries, Inc.	1,301	53,692
	Preformed Line Products Co.	889	48,557
	Primoris Services Corp.	8,827	188,280
*	Proto Labs, Inc.	2,337	241,880
#	Quad/Graphics, Inc.	7,683	32,653
	Quanex Building Products Corp.	5,988	106,107
	Quanta Services, Inc.	16,785	657,133
*	Radiant Logistics, Inc.	4,889	23,614
	Raven Industries, Inc.	4,856	152,284
*	RBC Bearings, Inc.	1,746	271,520
*	RCM Technologies, Inc.	300	819
	Regal Beloit Corp.	6,577	516,031
	Republic Services, Inc.	20,710	1,968,485
*	Resideo Technologies, Inc.	17,005	173,111
	Resources Connection, Inc.	5,098	77,617
	REV Group, Inc.	10,564	105,640
*	Rexnord Corp.	13,889	453,476
	Robert Half International, Inc.	13,356	776,919
	Rockwell Automation, Inc.	7,273	1,393,943
#	Rollins, Inc.	10,666	404,775
	Roper Technologies, Inc.	1,858	709,124
#	RR Donnelley & Sons Co.	1,892	4,541
	Rush Enterprises, Inc., Class A	4,805	206,615
	Ryder System, Inc.	8,414	401,516

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Saia, Inc.	4,422	$385,156
	Schneider National, Inc., Class B	10,750	239,403
	Scorpio Bulkers, Inc.	8,594	31,540
*	Sensata Technologies Holding P.L.C.	21,933	1,036,773
*	SIFCO Industries, Inc.	157	705
	Simpson Manufacturing Co., Inc.	5,786	478,329
#*	SiteOne Landscape Supply, Inc.	4,790	462,474
	SkyWest, Inc.	7,870	434,188
	Snap-on, Inc.	5,870	937,028
	Southwest Airlines Co.	46,362	2,548,983
*	SP Plus Corp.	3,718	155,450
	Spartan Motors, Inc.	4,649	79,033
	Spirit AeroSystems Holdings, Inc., Class A	10,231	668,289
*	Spirit Airlines, Inc.	9,581	393,492
*	SPX Corp.	6,066	297,659
*	SPX FLOW, Inc.	7,343	321,183
	Standex International Corp.	1,553	113,509
	Stanley Black & Decker, Inc.	7,968	1,269,541
	Steelcase, Inc., Class A	13,557	252,296
#*	Stericycle, Inc.	8,516	533,783
*	Sterling Construction Co., Inc.	2,955	38,932
#*	Sunrun, Inc.	18,549	315,889
	Systemax, Inc.	5,216	123,358
*	Team, Inc.	2,690	36,584
*	Teledyne Technologies, Inc.	1,813	661,854
	Tennant Co.	3,041	234,826
	Terex Corp.	11,318	286,911
	Tetra Tech, Inc.	5,408	462,925
*	Textainer Group Holdings, Ltd.	9,854	93,317
*	Thermon Group Holdings, Inc.	3,864	91,577
	Timken Co. (The)	9,088	477,393
	Titan International, Inc.	8,488	24,276
*	Titan Machinery, Inc.	4,124	50,354
	Toro Co. (The)	10,992	879,580
#*	TPI Composites, Inc.	3,818	79,224
#	TransDigm Group, Inc.	1,060	681,877
	TransUnion	7,673	703,614
#*	Trex Co., Inc.	5,729	562,817
*	TriMas Corp.	7,022	201,742
*	TriNet Group, Inc.	9,757	556,734
#	Trinity Industries, Inc.	19,945	405,482
	Triton International, Ltd.	12,587	472,642
	Triumph Group, Inc.	4,683	95,674
*	TrueBlue, Inc.	6,368	139,523
*	Tutor Perini Corp.	8,900	100,214
*	Twin Disc, Inc.	1,100	10,725
*	Ultralife Corp.	900	6,255
	UniFirst Corp.	1,551	316,295
	Union Pacific Corp.	27,184	4,877,353
*	United Airlines Holdings, Inc.	27,064	2,024,387
	United Parcel Service, Inc., Class B	26,141	2,706,116
*	United Rentals, Inc.	9,260	1,256,489
	United Technologies Corp.	36,129	5,426,576
#*	Univar Solutions, Inc.	19,239	414,600
	Universal Forest Products, Inc.	11,574	554,395
	Universal Logistics Holdings, Inc.	3,206	54,181
	US Ecology, Inc.	4,032	217,768
#*	USA Truck, Inc.	905	5,149
	Valmont Industries, Inc.	2,887	410,127

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Vectrus, Inc.	1,615	$90,036
	Verisk Analytics, Inc.	7,543	1,225,511
*	Veritiv Corp.	2,207	31,075
	Viad Corp.	3,384	219,960
#*	Vicor Corp.	2,134	106,807
*	Volt Information Sciences, Inc.	639	1,610
	VSE Corp.	1,308	40,692
	Wabash National Corp.	10,621	123,204
*	WABCO Holdings, Inc.	8,028	1,088,998
	Wabtec Corp.	9,507	702,187
	Waste Management, Inc.	19,722	2,400,167
#	Watsco, Inc.	2,781	483,672
	Watts Water Technologies, Inc., Class A	3,668	365,736
*	Welbilt, Inc.	15,412	232,567
	Werner Enterprises, Inc.	11,037	406,824
*	WESCO International, Inc.	7,649	370,288
#*	Willdan Group, Inc.	1,339	44,361
*	Willis Lease Finance Corp.	856	50,761
*	WillScot Corp.	12,485	235,342
	Woodward, Inc.	6,752	785,325
	WW Grainger, Inc.	4,089	1,237,618
#*	XPO Logistics, Inc.	11,099	986,923
	Xylem, Inc.	9,382	766,134
#*	YRC Worldwide, Inc.	2,988	6,753
TOTAL INDUSTRIALS			180,936,174
INFORMATION TECHNOLOGY — (23.3%)
#*	2U, Inc.	2,449	48,515
#*	3D Systems Corp.	13,845	150,772
*	A10 Networks Inc.	1,700	11,577
*	Acacia Communications, Inc.	3,716	254,732
	Accenture P.L.C., Class A	24,451	5,017,590
*	ACI Worldwide, Inc.	8,237	283,765
*	Adobe, Inc.	4,495	1,578,374
	ADTRAN, Inc.	7,336	66,391
*	Advanced Energy Industries, Inc.	3,527	246,678
*	Advanced Micro Devices, Inc.	9,466	444,902
*	Agilysys, Inc.	2,641	85,833
*	Akamai Technologies, Inc.	10,003	933,780
*	Alarm.com Holdings, Inc.	2,378	104,466
	Alliance Data Systems Corp.	6,529	671,116
*	Alpha & Omega Semiconductor, Ltd.	2,773	33,803
#*	Altair Engineering, Inc., Class A	1,766	65,254
#*	Alteryx, Inc., Class A	585	81,590
*	Ambarella, Inc.	4,675	276,479
	Amdocs, Ltd.	8,327	599,128
	American Software, Inc., Class A	2,466	36,817
*	Amkor Technology, Inc.	42,762	481,072
	Amphenol Corp., Class A	12,151	1,208,660
*	Amtech Systems, Inc.	531	2,724
	Analog Devices, Inc.	11,118	1,220,200
*	Anixter International, Inc.	5,319	519,134
*	ANSYS, Inc.	3,532	968,934
#*	Appfolio, Inc., Class A	1,129	148,396
	Apple, Inc.	171,683	53,137,605
	Applied Materials, Inc.	41,246	2,391,856
#*	Applied Optoelectronics, Inc.	1,137	12,848
*	Arista Networks, Inc.	3,919	875,269
*	Arlo Technologies, Inc.	6,293	26,871

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arrow Electronics, Inc.	8,572	$650,958
*	Aspen Technology, Inc.	6,166	733,631
*	Atlassian Corp. P.L.C., Class A	969	142,443
*	Autodesk, Inc.	2,840	559,054
	Automatic Data Processing, Inc.	15,490	2,654,831
*	Avalara, Inc.	844	71,858
#*	Avaya Holdings Corp.	16,002	204,346
*	Avid Technology, Inc.	4,744	39,873
	Avnet, Inc.	12,316	449,411
	AVX Corp.	23,635	479,081
*	Aware, Inc.	2,169	7,808
*	Axcelis Technologies, Inc.	5,425	131,014
*	AXT, Inc.	5,700	22,230
	Badger Meter, Inc.	4,929	291,107
	Bel Fuse, Inc., Class B	1,369	23,711
	Belden, Inc.	6,061	298,625
	Benchmark Electronics, Inc.	7,549	232,358
#*	Black Knight, Inc.	9,603	642,633
	Blackbaud, Inc.	5,088	398,543
	Booz Allen Hamilton Holding Corp.	14,453	1,127,912
*	Bottomline Technologies De, Inc.	3,335	178,756
	Broadcom, Inc.	10,135	3,092,797
	Broadridge Financial Solutions, Inc.	7,308	870,748
#*	BroadVision, Inc.	200	588
	Brooks Automation, Inc.	8,503	323,794
*	BSQUARE Corp.	1,400	2,044
	Cabot Microelectronics Corp.	2,119	308,336
*	CACI International, Inc., Class A	3,266	873,459
*	Cadence Design Systems, Inc.	12,785	921,926
#*	CalAmp Corp.	2,256	21,703
*	Calix, Inc.	5,648	51,736
*	Cardtronics P.L.C., Class A	8,186	368,370
	Cass Information Systems, Inc.	1,795	96,966
*	CCUR Holdings, Inc.	1,400	6,160
	CDK Global, Inc.	8,207	440,552
	CDW Corp.	9,329	1,216,968
	Cerence Inc.	3,238	69,131
#*	Ceridian HCM Holding, Inc.	2,349	172,158
*	CEVA, Inc.	3,198	87,465
*	ChannelAdvisor Corp.	1,349	12,627
*	Ciena Corp.	13,957	567,631
*	Cirrus Logic, Inc.	8,489	652,040
	Cisco Systems, Inc.	192,180	8,834,515
	Citrix Systems, Inc.	8,342	1,011,217
*	Clearfield, Inc.	600	7,632
	Cognex Corp.	3,079	156,937
	Cognizant Technology Solutions Corp., Class A	22,678	1,391,976
#*	Coherent, Inc.	2,590	366,304
	Cohu, Inc.	5,805	129,858
#*	CommScope Holding Co., Inc.	20,226	246,454
	Communications Systems, Inc.	400	2,460
*	CommVault Systems, Inc.	1,529	68,836
*	Computer Task Group, Inc.	1,668	9,941
	Comtech Telecommunications Corp.	4,246	122,752
*	Conduent, Inc.	30,112	128,879
	CoreLogic, Inc.	12,654	588,411
*	Cornerstone OnDemand Inc.	2,231	131,183
#*	Coupa Software, Inc.	663	106,842
*	Cree, Inc.	10,015	465,597

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CSG Systems International, Inc.	5,276	$262,850
	CTS Corp.	5,074	148,719
*	CyberOptics Corp.	1,062	23,863
	Cypress Semiconductor Corp.	39,541	922,492
	Daktronics, Inc.	6,045	35,666
*	Dell Technologies, Inc., Class C	3,458	168,647
#*	Diebold Nixdorf, Inc.	2,124	24,447
*	Digi International, Inc.	3,785	59,784
*	Digital Turbine, Inc.	6,691	41,752
*	Diodes, Inc.	7,824	404,031
#*	DocuSign, Inc.	1,939	152,231
	Dolby Laboratories, Inc., Class A	5,762	399,537
*	Dropbox, Inc., Class A	4,067	69,220
*	DSP Group, Inc.	4,082	59,026
	DXC Technology Co.	25,421	810,421
#	Ebix, Inc.	4,651	160,134
*	EchoStar Corp., Class A	5,493	219,198
*	EMCORE Corp.	2,998	10,103
*	Endurance International Group Holdings, Inc.	19,562	92,333
#*	Enphase Energy Inc.	5,961	187,891
	Entegris, Inc.	21,829	1,129,869
*	Envestnet, Inc.	3,280	258,694
*	EPAM Systems, Inc.	2,074	473,162
*	ePlus, Inc.	2,309	184,073
*	Euronet Worldwide, Inc.	5,438	857,246
	EVERTEC, Inc.	9,562	320,996
*	Evo Payments, Inc., Class A	2,456	68,056
*	ExlService Holdings, Inc.	4,354	318,321
*	F5 Networks, Inc.	7,244	884,637
*	Fabrinet	4,857	306,185
*	Fair Isaac Corp.	2,573	1,035,324
*	FARO Technologies, Inc.	2,355	121,659
	Fidelity National Information Services, Inc.	16,431	2,360,477
*	FireEye, Inc.	2,292	36,626
#*	First Solar, Inc.	10,059	498,725
*	Fiserv, Inc.	11,924	1,414,306
#*	Fitbit, Inc., Class A	26,095	170,139
*	FleetCor Technologies, Inc.	5,525	1,741,646
*	Flex, Ltd.	65,335	859,155
	FLIR Systems, Inc.	14,873	766,554
*	FormFactor, Inc.	10,578	267,729
*	Fortinet, Inc.	5,439	627,443
*	Frequency Electronics, Inc.	400	3,700
*	Gartner, Inc.	3,950	635,081
	Genpact, Ltd.	24,362	1,078,506
	Global Payments, Inc.	5,148	1,006,177
*	Globant SA	3,600	441,720
*	GoDaddy, Inc., Class A	5,914	397,480
*	GSI Technology, Inc.	1,378	11,176
#*	GTT Communications, Inc.	7,469	88,508
#*	Guidewire Software, Inc.	3,721	418,612
	Hackett Group, Inc. (The)	7,650	118,231
*	Harmonic, Inc.	12,292	86,474
	Hewlett Packard Enterprise Co.	99,939	1,392,150
	HP, Inc.	52,291	1,114,844
*	HubSpot, Inc.	762	137,876
*	Ichor Holdings, Ltd.	4,545	151,758
#*	II-VI, Inc.	13,298	447,478
*	Immersion Corp.	4,084	29,895

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Infinera Corp.	27,543	$202,992
*	Inphi Corp.	1,905	144,704
*	Insight Enterprises, Inc.	5,305	349,440
	Intel Corp.	240,711	15,388,654
	InterDigital, Inc.	4,536	250,614
#*	Internap Corp.	2,275	2,275
	International Business Machines Corp.	41,120	5,910,178
	Intuit, Inc.	5,933	1,663,495
*	IPG Photonics Corp.	4,604	587,793
*	Itron, Inc.	5,664	463,032
#	j2 Global, Inc.	7,345	704,092
	Jabil, Inc.	24,596	956,538
	Jack Henry & Associates, Inc.	3,250	486,005
	Juniper Networks, Inc.	32,523	746,078
	KBR, Inc.	22,339	607,621
	KEMET Corp.	9,197	239,490
*	Key Tronic Corp.	700	4,060
*	Keysight Technologies, Inc.	12,353	1,148,705
*	Kimball Electronics, Inc.	4,412	71,386
	KLA Corp.	13,071	2,166,388
*	Knowles Corp.	13,964	275,510
	Kulicke & Soffa Industries, Inc.	10,024	259,521
*	KVH Industries, Inc.	2,284	23,502
	Lam Research Corp.	12,865	3,836,472
*	Lattice Semiconductor Corp.	13,214	245,780
*	Limelight Networks, Inc.	10,418	51,986
	Littelfuse, Inc.	2,767	489,510
*	LiveRamp Holdings, Inc.	9,016	362,804
	LogMeIn, Inc.	7,911	680,109
#*	Lumentum Holdings, Inc.	7,258	549,939
#*	MACOM Technology Solutions Holdings, Inc.	9,413	267,517
*	MagnaChip Semiconductor Corp.	3,475	46,739
*	Manhattan Associates, Inc.	7,823	668,554
	Marvell Technology Group, Ltd.	31,228	750,721
	Mastercard, Inc., Class A	33,547	10,598,839
	Maxim Integrated Products, Inc.	15,883	954,886
	MAXIMUS, Inc.	8,637	619,705
*	MaxLinear, Inc.	7,572	147,578
	Methode Electronics, Inc.	6,969	228,235
#	Microchip Technology, Inc.	15,042	1,466,294
*	Micron Technology, Inc.	62,936	3,341,272
	Microsoft Corp.	273,545	46,565,565
*	MicroStrategy, Inc., Class A	1,129	171,642
*	Mimecast, Ltd.	1,199	61,185
	MKS Instruments, Inc.	8,036	842,334
#*	MongoDB, Inc.	399	65,400
	Monolithic Power Systems, Inc.	2,213	378,799
	Motorola Solutions, Inc.	6,014	1,064,478
	MTS Systems Corp.	2,499	126,674
*	Napco Security Technologies, Inc.	990	29,106
	National Instruments Corp.	10,494	468,347
*	NCR Corp.	15,375	518,445
*	NeoPhotonics Corp.	3,479	26,545
	NetApp, Inc.	15,602	833,147
*	NETGEAR, Inc.	5,417	139,325
*	Netscout Systems, Inc.	11,956	307,389
*	New Relic, Inc.	959	63,304
	NIC, Inc.	9,323	183,943
	NortonLifeLock Inc.	24,374	692,709

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Novanta, Inc.	3,833	$347,768
*	Nuance Communications, Inc.	14,552	275,324
#*	Nutanix, Inc., Class A	1,594	51,757
	NVE Corp.	473	34,699
	NVIDIA Corp.	9,113	2,154,587
#*	Okta, Inc.	828	106,025
*	ON Semiconductor Corp.	36,110	835,946
*	OneSpan, Inc.	4,122	68,508
*	Onto Innovation Inc.	7,973	302,496
	Oracle Corp.	104,371	5,474,259
*	OSI Systems, Inc.	2,831	244,995
*	Palo Alto Networks, Inc.	658	154,485
*	PAR Technology Corp.	700	23,821
	Paychex, Inc.	11,081	950,417
*	Paycom Software, Inc.	3,694	1,175,283
*	Paylocity Holding Corp.	2,071	293,854
*	PayPal Holdings, Inc.	10,382	1,182,406
	PC Connection, Inc.	4,626	230,560
	PC-Tel, Inc.	700	5,635
#*	PDF Solutions, Inc.	3,755	59,179
	Pegasystems, Inc.	1,997	172,161
*	Perceptron, Inc.	800	4,888
*	Perficient, Inc.	5,213	259,086
	Perspecta, Inc.	24,797	696,052
*	PFSweb, Inc.	1,937	8,348
*	Photronics, Inc.	9,051	115,672
#	Plantronics, Inc.	5,208	149,574
*	Plexus Corp.	4,564	324,592
	Power Integrations, Inc.	3,306	322,897
#*	Powerfleet, Inc.	100	754
*	PRGX Global, Inc.	2,000	7,920
	Progress Software Corp.	5,856	264,281
*	Proofpoint, Inc.	880	108,073
*	PTC, Inc.	3,565	296,323
*	Pure Storage, Inc., Class A	10,661	189,766
	QAD, Inc., Class A	1,197	61,586
	QAD, Inc., Class B	92	3,450
*	Qorvo, Inc.	8,628	913,360
	QUALCOMM, Inc.	41,894	3,573,977
*	Qualys, Inc.	4,010	343,817
*	Rambus, Inc.	17,769	281,994
*	RealNetworks, Inc.	4,961	6,549
*	RealPage, Inc.	5,404	315,323
*	Ribbon Communications, Inc.	13,426	37,861
	Richardson Electronics, Ltd.	900	4,743
#*	RingCentral, Inc., Class A	851	174,949
*	Rogers Corp.	1,882	221,606
*	Rosetta Stone, Inc.	2,177	37,336
	Sabre Corp.	34,255	737,853
*	salesforce.com, Inc.	6,166	1,124,123
*	Sanmina Corp.	10,807	344,095
	Sapiens International Corp. NV	5,133	130,532
*	ScanSource, Inc.	4,044	141,095
	Science Applications International Corp.	6,654	584,022
	Seagate Technology P.L.C.	21,865	1,246,086
*	Semtech Corp.	6,025	290,345
*	ServiceNow, Inc.	712	240,820
*	ServiceSource International, Inc.	4,300	8,170
*	Silicon Laboratories, Inc.	2,427	238,598

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Skyworks Solutions, Inc.	12,725	$1,439,834
*	SMART Global Holdings, Inc.	3,473	104,746
*	SolarEdge Technologies, Inc.	6,939	679,051
*	Splunk, Inc.	1,083	168,147
*	SPS Commerce, Inc.	2,414	137,188
*	Square, Inc., Class A	1,700	126,973
	SS&C Technologies Holdings, Inc.	14,214	895,624
*	StarTek, Inc.	2,316	17,671
#*	Stratasys, Ltd.	9,417	169,318
*	Super Micro Computer, Inc.	1,972	55,137
*	Sykes Enterprises, Inc.	8,051	270,433
*	Synaptics, Inc.	5,180	345,454
*	Synchronoss Technologies, Inc.	4,424	24,177
	SYNNEX Corp.	6,842	942,554
*	Synopsys, Inc.	5,599	825,908
	TE Connectivity, Ltd.	15,525	1,431,094
*	Tech Data Corp.	6,512	937,337
*	Telenav, Inc.	4,400	19,756
*	Teradata Corp.	10,594	257,858
	Teradyne, Inc.	21,941	1,447,887
	TESSCO Technologies, Inc.	672	4,166
	Texas Instruments, Inc.	43,468	5,244,414
	TiVo Corp.	14,680	106,870
#*	Trade Desk, Inc. (The), Class A	931	250,607
	TransAct Technologies, Inc.	400	4,208
*	Trimble, Inc.	10,863	461,895
	TTEC Holdings, Inc.	7,261	288,407
#*	TTM Technologies, Inc.	19,870	285,929
#*	Twilio, Inc., Class A	4,028	500,842
*	Tyler Technologies, Inc.	731	236,610
#	Ubiquiti, Inc.	2,748	449,078
*	Ultra Clean Holdings, Inc.	5,638	129,730
*	Unisys Corp.	6,481	62,931
	Universal Display Corp.	1,757	309,531
*	Upland Software, Inc.	318	12,415
*	Veeco Instruments, Inc.	7,204	91,851
*	Verint Systems, Inc.	6,720	389,760
*	VeriSign, Inc.	4,227	879,808
*	ViaSat, Inc.	5,454	347,147
*	Viavi Solutions, Inc.	18,540	261,414
*	Virtusa Corp.	3,383	140,868
	Visa, Inc., Class A	64,509	12,835,356
	Vishay Intertechnology, Inc.	22,767	461,942
*	Vishay Precision Group, Inc.	793	27,390
#*	VMware, Inc., Class A	2,289	338,909
	Wayside Technology Group, Inc.	200	3,210
	Western Digital Corp.	21,435	1,403,992
#	Western Union Co. (The)	28,699	772,003
*	WEX, Inc.	4,358	945,337
*	Workday, Inc., Class A	696	128,502
*	Xerox Holdings Corp.	22,478	799,542
	Xilinx, Inc.	10,402	878,761
	Xperi Corp.	6,862	110,410
*	Zebra Technologies Corp., Class A	4,608	1,101,404
*	Zendesk, Inc.	863	74,563
*	Zix Corp.	5,219	35,228
TOTAL INFORMATION TECHNOLOGY			310,888,548

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (4.4%)
*	AdvanSix, Inc.	5,953	$111,440
*	AgroFresh Solutions, Inc.	3,300	7,722
	Air Products & Chemicals, Inc.	5,648	1,348,234
#*	AK Steel Holding Corp.	49,152	135,659
#	Albemarle Corp.	12,823	1,029,430
*	Alcoa Corp.	22,972	320,459
#*	Allegheny Technologies, Inc.	20,116	347,001
*	Amcor, PLC.	74,077	784,475
	American Vanguard Corp.	4,707	87,927
*	Ampco-Pittsburgh Corp.	1,853	5,374
	AptarGroup, Inc.	8,090	934,476
	Ashland Global Holdings, Inc.	5,914	437,518
	Avery Dennison Corp.	8,318	1,091,654
*	Axalta Coating Systems, Ltd.	33,036	951,767
	Balchem Corp.	3,382	365,324
	Ball Corp.	23,749	1,714,203
*	Berry Global Group, Inc.	18,531	787,938
	Boise Cascade Co.	6,896	249,635
	Cabot Corp.	7,933	316,130
	Carpenter Technology Corp.	7,820	310,767
	Celanese Corp.	12,318	1,274,913
*	Century Aluminum Co.	13,837	73,198
	CF Industries Holdings, Inc.	11,708	471,598
	Chase Corp.	1,440	132,437
	Chemours Co. (The)	19,641	272,421
*	Clearwater Paper Corp.	3,333	93,991
#	Cleveland-Cliffs, Inc.	36,208	254,180
*	Coeur Mining, Inc.	38,110	229,803
	Commercial Metals Co.	18,623	382,703
#	Compass Minerals International, Inc.	5,350	309,711
*	Core Molding Technologies, Inc.	1,483	4,686
*	Corteva, Inc.	37,596	1,087,276
*	Crown Holdings, Inc.	15,246	1,128,661
	Domtar Corp.	9,965	346,981
*	Dow, Inc.	31,505	1,451,435
	DuPont de Nemours, Inc.	20,130	1,030,253
	Eagle Materials, Inc.	3,770	343,711
	Eastman Chemical Co.	12,106	862,795
	Ecolab, Inc.	5,740	1,125,671
*	Element Solutions, Inc.	41,494	485,480
*	Ferro Corp.	15,399	210,658
*	Ferroglobe P.L.C.	28,473	24,268
*	Flotek Industries, Inc.	9,677	16,451
	FMC Corp.	9,353	894,053
	Freeport-McMoRan, Inc.	74,983	832,311
	Friedman Industries, Inc.	400	2,348
	FutureFuel Corp.	5,733	62,834
*	GCP Applied Technologies, Inc.	11,750	261,085
	Gold Resource Corp.	7,506	41,283
	Graphic Packaging Holding Co.	45,360	708,977
	Greif, Inc., Class A	5,069	204,889
	Greif, Inc., Class B	1,804	85,510
	Hawkins, Inc.	1,749	73,073
	Haynes International, Inc.	2,316	62,092
#	HB Fuller Co.	7,056	326,058
	Hecla Mining Co.	75,093	227,532
	Huntsman Corp.	35,873	737,549
*	Ingevity Corp.	4,396	286,707
	Innophos Holdings, Inc.	2,975	95,081

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Innospec, Inc.	3,417	$344,194
#	International Flavors & Fragrances, Inc.	4,578	600,222
	International Paper Co.	30,955	1,260,488
*	Intrepid Potash, Inc.	24,709	58,807
	Kaiser Aluminum Corp.	1,125	112,669
*	Koppers Holdings, Inc.	2,199	69,005
*	Kraton Corp.	5,299	87,169
	Kronos Worldwide, Inc.	11,641	126,188
	Linde P.L.C.	8,966	1,821,264
#*	Livent Corp.	23,225	218,547
	Louisiana-Pacific Corp.	15,390	472,165
*	LSB Industries, Inc.	2,432	7,345
	LyondellBasell Industries NV, Class A	31,929	2,485,992
	Martin Marietta Materials, Inc.	3,289	867,638
	Materion Corp.	2,606	141,506
	Mercer International, Inc.	9,632	106,048
	Minerals Technologies, Inc.	5,497	297,553
	Mosaic Co. (The)	25,117	498,321
	Myers Industries, Inc.	5,581	90,301
	Neenah, Inc.	3,401	226,643
	NewMarket Corp.	760	334,111
	Newmont Corp.	22,397	1,009,209
#	Nexa Resources SA	8,788	69,689
	Nucor Corp.	26,786	1,272,067
	O-I Glass, Inc.	24,514	309,367
	Olympic Steel, Inc.	1,248	18,346
*	OMNOVA Solutions, Inc.	6,502	65,735
	Packaging Corp. of America	9,677	926,573
	PH Glatfelter Co.	8,364	139,679
	PolyOne Corp.	11,954	396,634
	PPG Industries, Inc.	19,780	2,370,435
*	PQ Group Holdings, Inc.	800	12,248
#	Quaker Chemical Corp.	1,334	221,471
	Rayonier Advanced Materials, Inc.	9,093	28,006
	Reliance Steel & Aluminum Co.	7,877	904,280
*	Resolute Forest Products, Inc.	12,875	44,934
	Royal Gold, Inc.	5,963	687,653
	RPM International, Inc.	11,333	808,836
*	Ryerson Holding Corp.	2,729	27,972
	Schnitzer Steel Industries, Inc., Class A	3,400	54,672
	Scotts Miracle-Gro Co. (The)	5,681	697,286
	Sealed Air Corp.	10,249	363,839
#	Sensient Technologies Corp.	7,028	419,923
	Sherwin-Williams Co. (The)	3,607	2,009,063
	Silgan Holdings, Inc.	18,127	559,399
	Sonoco Products Co.	13,576	775,733
#	Southern Copper Corp.	6,190	233,239
	Steel Dynamics, Inc.	34,141	1,020,133
	Stepan Co.	3,841	378,915
*	Summit Materials, Inc., Class A	19,243	422,769
	SunCoke Energy, Inc.	13,379	78,669
*	Synalloy Corp.	498	6,389
	Tecnoglass, Inc.	6,128	46,389
*	TimkenSteel Corp.	6,176	39,403
*	Trecora Resources	2,437	16,498
	Tredegar Corp.	4,800	97,680
	Trinseo SA	6,272	180,132
*	Tronox Holdings P.L.C., Class A	20,100	170,046
*	UFP Technologies, Inc.	1,356	63,230

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	United States Lime & Minerals, Inc.	600	$53,850
#	United States Steel Corp.	29,019	263,202
*	Universal Stainless & Alloy Products, Inc.	900	11,925
#*	US Concrete, Inc.	2,301	81,893
	Valvoline, Inc.	18,327	386,333
*	Venator Materials P.L.C	14,175	38,839
*	Verso Corp., Class A	6,331	106,677
	Vulcan Materials Co.	6,953	984,753
	Warrior Met Coal, Inc.	9,650	181,999
	Westlake Chemical Corp.	8,070	493,884
	WestRock Co.	19,183	748,137
	Worthington Industries, Inc.	8,015	294,792
	WR Grace & Co.	6,853	461,618
TOTAL MATERIALS			59,132,415
REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	1,456	27,082
*	CBRE Group, Inc., Class A	23,898	1,458,973
	Consolidated-Tomoka Land Co.	400	25,384
#*	Five Point Holdings LLC, Class A	3,432	27,833
*	Forestar Group, Inc.	5,762	116,796
*	FRP Holdings, Inc.	1,450	68,643
	Griffin Industrial Realty, Inc.	375	15,187
*	Howard Hughes Corp. (The)	4,563	555,226
	Jones Lang LaSalle, Inc.	6,012	1,020,958
	Kennedy-Wilson Holdings, Inc.	17,337	373,786
*	Marcus & Millichap, Inc.	7,113	251,800
	Newmark Group, Inc., Class A	22,861	269,074
*	Rafael Holdings, Inc., Class B	1,879	38,031
	RE/MAX Holdings, Inc., Class A	3,265	124,984
#	Realogy Holdings Corp.	21,100	223,449
	RMR Group, Inc. (The), Class A	2,582	118,953
#*	St Joe Co. (The)	9,888	207,747
*	Stratus Properties, Inc.	889	26,448
*	Tejon Ranch Co.	3,235	52,083
TOTAL REAL ESTATE			5,002,437
UTILITIES — (2.6%)
	AES Corp.	25,282	502,101
	ALLETE, Inc.	3,527	294,434
	Alliant Energy Corp.	8,610	511,090
	Ameren Corp.	9,183	753,465
	American Electric Power Co., Inc.	6,317	658,358
	American States Water Co.	4,161	368,498
	American Water Works Co., Inc.	6,549	891,974
*	AquaVenture Holdings, Ltd.	3,728	100,656
	Artesian Resources Corp., Class A	900	33,948
#*	Atlantic Power Corp.	16,242	38,818
	Atlantica Yield P.L.C.	10,848	311,609
	Atmos Energy Corp.	4,318	505,336
#	Avangrid, Inc.	3,794	202,068
	Avista Corp.	6,403	325,593
	Black Hills Corp.	3,864	320,828
	California Water Service Group	4,692	246,612
	CenterPoint Energy, Inc.	16,294	431,465
	Chesapeake Utilities Corp.	1,966	189,149
	Clearway Energy, Inc., Class A	4,404	91,119
	Clearway Energy, Inc., Class C	7,141	151,175

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	CMS Energy Corp.	10,286	$704,694
	Consolidated Edison, Inc.	11,520	1,082,880
	Consolidated Water Co., Ltd.	959	16,409
	Dominion Energy, Inc.	9,808	841,036
	DTE Energy Co.	6,782	899,361
	Duke Energy Corp.	9,590	936,272
	Edison International	12,819	981,294
	El Paso Electric Co.	4,149	282,505
	Entergy Corp.	7,208	947,996
	Essential Utilities, Inc.	8,009	415,987
	Evergy, Inc.	9,451	681,984
	Eversource Energy	11,729	1,084,229
	Exelon Corp.	12,417	590,925
	FirstEnergy Corp.	19,283	979,384
	Genie Energy, Ltd., Class B	1,601	11,575
#	Hawaiian Electric Industries, Inc.	7,563	369,906
	IDACORP, Inc.	3,183	357,101
	MDU Resources Group, Inc.	21,189	627,406
	MGE Energy, Inc.	3,981	318,201
	Middlesex Water Co.	2,438	159,104
	National Fuel Gas Co.	5,754	248,515
	New Jersey Resources Corp.	9,580	395,846
	NextEra Energy, Inc.	6,131	1,644,334
	NiSource, Inc.	13,217	387,390
	Northwest Natural Holding Co.	2,744	201,355
	NorthWestern Corp.	4,909	377,846
	NRG Energy, Inc.	14,705	542,467
	OGE Energy Corp.	10,740	492,429
	ONE Gas, Inc.	3,622	342,279
	Ormat Technologies, Inc.	6,540	518,360
	Otter Tail Corp.	5,140	275,298
	Pattern Energy Group, Inc., Class A	9,652	259,735
#*	PG&E Corp.	8,497	129,239
	Pinnacle West Capital Corp.	4,285	418,602
#	PNM Resources, Inc.	7,457	404,393
	Portland General Electric Co.	5,879	361,559
	PPL Corp.	25,418	919,877
	Public Service Enterprise Group, Inc.	17,716	1,048,787
	RGC Resources, Inc.	150	3,798
	Sempra Energy	3,598	577,983
	SJW Group	2,694	197,605
#	South Jersey Industries, Inc.	8,752	269,562
	Southern Co. (The)	13,331	938,502
	Southwest Gas Holdings, Inc.	3,399	256,659
#	Spark Energy, Inc., Class A	1,000	9,490
	Spire, Inc.	4,198	353,975
	TerraForm Power, Inc., Class A	23,510	425,296
	UGI Corp.	8,314	345,779
	Unitil Corp.	1,532	94,509
	Vistra Energy Corp.	42,474	956,515
	WEC Energy Group, Inc.	10,947	1,093,496
	Xcel Energy, Inc.	6,589	455,893

U.S. Social Core Equity 2 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	1,162	$55,032
TOTAL UTILITIES		34,218,950
TOTAL COMMON STOCKS		1,298,062,525
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	1,025	27,931
TOTAL INVESTMENT SECURITIES (Cost $884,394,481)		1,298,090,456

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	4,110,039	4,110,039
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	2,830,576	32,755,431
TOTAL INVESTMENTS — (100.0%)
(Cost $921,254,234)^^			$1,334,955,926
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$105,621,238	—	—	$105,621,238
Consumer Discretionary	163,022,084	$1,289	—	163,023,373
Consumer Staples	65,589,621	—	—	65,589,621
Energy	62,813,211	—	—	62,813,211
Financials	225,679,840	4,826	—	225,684,666
Health Care	85,142,147	9,745	—	85,151,892
Industrials	180,936,174	—	—	180,936,174
Information Technology	310,888,548	—	—	310,888,548
Materials	59,132,415	—	—	59,132,415
Real Estate	5,002,437	—	—	5,002,437
Utilities	34,218,950	—	—	34,218,950
Preferred Stocks
Communication Services	27,931	—	—	27,931
Temporary Cash Investments	4,110,039	—	—	4,110,039
Securities Lending Collateral	—	32,755,431	—	32,755,431
TOTAL	$1,302,184,635	$32,771,291	—	$1,334,955,926

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (9.6%)
	A.H. Belo Corp., Class A	200	$584
	Activision Blizzard, Inc.	53,407	3,123,241
*	Alphabet, Inc., Class A	19,325	27,688,473
*	Alphabet, Inc., Class C	19,923	28,574,164
*	Altice USA, Inc., Class A	47,079	1,288,081
#	AMC Entertainment Holdings, Inc., Class A	7,693	50,158
#*	AMC Networks, Inc., Class A	8,450	309,186
#*	ANGI Homeservices, Inc., Class A	9,304	74,711
#	Anterix, Inc.	1,027	47,714
	AT&T, Inc.	339,989	12,790,386
	ATN International, Inc.	3,315	191,839
#*	AutoWeb, Inc.	864	1,875
*	Ballantyne Strong, Inc.	1,448	5,003
	Beasley Broadcast Group, Inc., Class A	1,101	4,156
*	Boingo Wireless, Inc.	8,699	97,777
	Cable One, Inc.	1,065	1,814,792
*	Care.com, Inc.	3,200	47,904
*	Cargurus, Inc.	6,312	225,023
#*	Cars.com, Inc.	16,889	197,095
*	Central European Media Enterprises, Ltd., Class A	13,095	58,535
*	Charter Communications, Inc., Class A	13,951	7,219,084
#*	Cincinnati Bell, Inc.	6,277	86,058
#	Cinemark Holdings, Inc.	26,577	837,441
*	Clear Channel Outdoor Holdings, Inc.	6,385	17,431
	Cogent Communications Holdings, Inc.	5,178	367,276
	Comcast Corp., Class A	365,646	15,792,251
*	comScore, Inc.	6,024	23,795
	Consolidated Communications Holdings, Inc.	14,002	67,630
#*	Daily Journal Corp.	490	134,750
*	DHI Group, Inc.	2,357	6,600
#*	Discovery, Inc., Class A	27,789	813,106
*	Discovery, Inc., Class C	59,297	1,646,678
*	DISH Network Corp., Class A	41,651	1,531,091
*	Electronic Arts, Inc.	21,470	2,317,042
	Emerald Expositions Events, Inc.	2,613	27,254
#	Entercom Communications Corp., Class A	25,371	100,723
	Entravision Communications Corp., Class A	13,516	30,006
	EW Scripps Co. (The), Class A	22,068	267,906
*	Facebook, Inc., Class A	162,322	32,774,435
	Fox Corp., Class A	41,763	1,548,572
*	Fox Corp., Class B	30,733	1,116,530
#*	Frontier Communications Corp.	5,677	3,132
#	Gannett Co., Inc.	21,372	130,583
*	GCI Liberty, Inc., Class A	9,281	679,184
#*	Gogo Inc.	4,600	24,196
*	Gray Television, Inc.	31,074	630,181
*	Hemisphere Media Group, Inc.	1,000	13,440
*	IAC/InterActiveCorp	5,588	1,361,181
*	IDT Corp., Class B	3,461	26,165
*	IMAX Corp.	7,797	128,962
#*	Intelsat SA	24,213	82,566
	Interpublic Group of Cos., Inc. (The)	141,079	3,202,493
*	Iridium Communications, Inc.	18,004	460,002
	John Wiley & Sons, Inc., Class A	14,877	648,935

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class B	200	$8,674
*	Liberty Broadband Corp., Class A	2,289	301,210
*	Liberty Broadband Corp., Class C	14,716	1,956,198
*	Liberty Latin America, Ltd., Class A	12,581	209,851
*	Liberty Latin America, Ltd., Class C	22,922	386,236
*	Liberty Media Corp.-Liberty Braves, Class A	527	15,415
*	Liberty Media Corp.-Liberty Braves, Class C	2,704	78,822
*	Liberty Media Corp.-Liberty Formula One, Class A	3,337	148,663
*	Liberty Media Corp.-Liberty Formula One, Class C	24,015	1,123,662
*	Liberty Media Corp.-Liberty SiriusXM, Class A	12,315	598,140
*	Liberty Media Corp.-Liberty SiriusXM, Class C	24,663	1,208,980
*	Liberty TripAdvisor Holdings, Inc., Class A	16,746	98,634
#*	Lions Gate Entertainment Corp., Class A	17,848	177,231
*	Lions Gate Entertainment Corp., Class B	19,968	186,301
#*	Live Nation Entertainment, Inc.	15,895	1,083,403
*	Loral Space & Communications, Inc.	400	12,868
*	Madison Square Garden Co. (The), Class A	2,970	879,684
*	Marchex, Inc., Class B	2,015	6,871
#*	Match Group, Inc.	7,675	600,338
*	Meet Group, Inc. (The)	25,182	134,220
#	Meredith Corp.	10,660	320,333
#*	MSG Networks, Inc., Class A	12,712	193,350
	National CineMedia, Inc.	21,103	155,740
*	Netflix, Inc.	22,867	7,891,173
#	New York Times Co. (The), Class A	32,700	1,046,727
	News Corp., Class A	67,061	913,371
	News Corp., Class B	31,734	443,324
#	Nexstar Media Group, Inc., Class A	15,362	1,861,106
#	Omnicom Group, Inc.	34,929	2,630,503
*	ORBCOMM, Inc.	7,866	28,239
#*	QuinStreet, Inc.	6,800	88,094
*	Reading International, Inc., Class A	1,600	16,320
#*	Roku, Inc.	1,817	219,766
	Saga Communications, Inc., Class A	369	11,188
	Salem Media Group, Inc.	1,000	1,380
	Scholastic Corp.	9,232	304,194
	Shenandoah Telecommunications Co.	8,687	350,520
	Sinclair Broadcast Group, Inc., Class A	23,883	714,579
#	Sirius XM Holdings, Inc.	199,003	1,406,951
#*	Snap, Inc., Class A	50,469	927,620
	Spok Holdings, Inc.	3,028	32,157
*	Spotify Technology S.A.	12,539	1,771,761
#*	Sprint Corp.	80,731	352,794
*	Take-Two Interactive Software, Inc.	14,752	1,838,689
*	TechTarget, Inc.	6,809	172,881
	TEGNA, Inc.	67,970	1,148,693
	Telephone & Data Systems, Inc.	12,956	293,842
*	T-Mobile US, Inc.	32,524	2,575,576
	Townsquare Media, Inc., Class A	1,134	10,943
*	Travelzoo	800	8,120
	Tribune Publishing Co.	12,777	160,479
	TripAdvisor, Inc.	17,169	469,057
#*	TrueCar Inc.	15,836	58,593
*	Twitter, Inc.	66,055	2,145,466
*	United States Cellular Corp.	6,027	192,985
	Verizon Communications, Inc.	325,654	19,356,874
#	ViacomCBS, Inc., Class A	2,257	85,721
	ViacomCBS, Inc., Class B	107,400	3,665,562
*	Vonage Holdings Corp.	25,042	222,123

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Walt Disney Co. (The)	83,682	$11,574,057
#	World Wrestling Entertainment, Inc., Class A	5,014	245,084
*	Yelp, Inc.	16,822	548,397
*	Zayo Group Holdings, Inc.	34,820	1,209,995
*	Zedge, Inc., Class B	894	1,520
#*	Zillow Group, Inc., Class A	11,547	533,471
#*	Zillow Group, Inc., Class C	27,642	1,277,337
*	Zynga, Inc., Class A	196,626	1,183,689
TOTAL COMMUNICATION SERVICES			230,583,121
CONSUMER DISCRETIONARY — (13.0%)
*	1-800-Flowers.com, Inc., Class A	4,534	68,871
	Aaron's, Inc.	12,130	720,037
	Abercrombie & Fitch Co., Class A	23,143	378,619
	Acushnet Holdings Corp.	12,965	401,526
*	Adient P.L.C.	9,870	253,758
*	Adtalem Global Education, Inc.	43	1,484
	Advance Auto Parts, Inc.	6,782	893,528
*	Amazon.com, Inc.	38,076	76,484,023
*	American Axle & Manufacturing Holdings, Inc.	12,278	113,449
	American Eagle Outfitters, Inc.	39,731	572,126
*	America's Car-Mart, Inc.	1,915	210,229
	Aptiv P.L.C.	33,005	2,798,494
	Aramark	25,767	1,137,355
	Ark Restaurants Corp.	500	10,905
#*	Asbury Automotive Group, Inc.	5,471	527,678
#*	Ascena Retail Group, Inc.	3,255	14,322
#*	At Home Group, Inc.	10,212	57,800
#	Autoliv, Inc.	18,376	1,408,153
*	AutoNation, Inc.	14,145	600,314
*	AutoZone, Inc.	1,920	2,031,283
*	Barnes & Noble Education, Inc.	9,131	31,411
	Bassett Furniture Industries, Inc.	1,000	12,230
	BBX Capital Corp.	3,900	15,132
*	Beazer Homes USA, Inc.	6,286	86,433
#	Bed Bath & Beyond, Inc.	36,482	519,868
	Best Buy Co., Inc.	36,112	3,058,325
	Big 5 Sporting Goods Corp.	2,727	10,172
	Big Lots, Inc.	6,998	189,366
*	Biglari Holdings, Inc., Class A	11	6,925
*	Biglari Holdings, Inc., Class B	112	12,150
	BJ's Restaurants, Inc.	3,275	130,280
	Bloomin' Brands, Inc.	11,210	232,832
*	Booking Holdings, Inc.	3,766	6,893,851
*	Boot Barn Holdings, Inc.	7,189	301,722
	BorgWarner, Inc.	51,317	1,759,660
	Bowl America, Inc., Class A	348	5,258
*	Bright Horizons Family Solutions, Inc.	208	34,056
#	Brinker International, Inc.	4,620	197,228
	Brunswick Corp.	16,610	1,043,938
#	Buckle, Inc. (The)	2,533	61,831
*	Build-A-Bear Workshop, Inc.	1,300	5,434
*	Burlington Stores, Inc.	6,726	1,462,703
	Caleres, Inc.	8,038	141,067
	Callaway Golf Co.	17,312	370,823
*	Capri Holdings, Ltd.	32,974	987,901
#*	CarMax, Inc.	20,803	2,018,723
#*	Carrols Restaurant Group, Inc.	4,467	20,280
#	Carter's, Inc.	9,263	982,526

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Carvana Co.	1,415	$112,139
	Cato Corp. (The), Class A	5,374	86,199
*	Cavco Industries, Inc.	2,078	465,514
*	Century Casinos, Inc.	1,500	12,495
*	Century Communities, Inc.	10,345	306,936
#	Cheesecake Factory, Inc. (The)	4,899	188,122
#	Chico's FAS, Inc.	29,010	112,849
#	Children's Place, Inc. (The)	4,400	262,548
*	Chipotle Mexican Grill, Inc.	1,341	1,162,325
	Churchill Downs, Inc.	2,595	374,666
*	Chuy's Holdings, Inc.	1,407	34,542
	Citi Trends, Inc.	2,012	46,859
	Collectors Universe, Inc.	906	22,251
#	Columbia Sportswear Co.	15,053	1,413,778
#*	Conn's, Inc.	3,963	34,716
*	Cooper-Standard Holdings, Inc.	2,124	56,328
	Cracker Barrel Old Country Store, Inc.	2,888	441,662
*	Crocs, Inc.	5,857	222,039
	CSS Industries, Inc.	242	2,263
	Culp, Inc.	882	11,140
	Dana, Inc.	20,677	318,633
#	Dave & Buster's Entertainment, Inc.	4,447	196,380
*	Deckers Outdoor Corp.	7,364	1,405,861
*	Del Taco Restaurants, Inc.	3,674	27,702
*	Delphi Technologies P.L.C.	7,009	107,518
*	Delta Apparel, Inc.	231	5,793
*	Denny's Corp.	6,766	138,500
#	Designer Brands, Inc., Class A	12,830	182,699
*	Destination XL Group, Inc.	3,519	3,906
#	Dick's Sporting Goods, Inc.	17,702	782,959
#	Dillard's, Inc., Class A	3,924	238,265
#	Dine Brands Global, Inc.	2,598	221,479
	Dollar General Corp.	17,050	2,615,640
*	Dollar Tree, Inc.	36,821	3,206,004
	Domino's Pizza, Inc.	1,934	544,904
*	Dorman Products, Inc.	3,559	248,418
	DR Horton, Inc.	69,209	4,097,173
#*	Drive Shack, Inc.	4,575	17,294
	Dunkin' Brands Group, Inc.	22,168	1,731,099
	eBay, Inc.	119,994	4,026,999
*	El Pollo Loco Holdings, Inc.	8,900	122,642
	Escalade, Inc.	1,044	9,187
	Ethan Allen Interiors, Inc.	6,584	106,332
#*	Etsy, Inc.	10,657	520,168
*	Everi Holdings, Inc.	6,877	85,963
	Expedia Group, Inc.	14,065	1,525,349
*	Express, Inc.	14,324	57,439
*	Fiesta Restaurant Group, Inc.	2,341	23,246
*	Five Below, Inc.	7,497	848,810
	Flexsteel Industries, Inc.	561	9,200
#*	Floor & Decor Holdings, Inc., Class A	14,508	715,389
	Foot Locker, Inc.	24,022	912,115
	Ford Motor Co.	521,854	4,602,752
#*	Fossil Group, Inc.	10,851	73,027
*	Fox Factory Holding Corp.	3,872	254,855
*	Francesca's Holdings Corp.	471	3,598
*	frontdoor, Inc.	6,887	293,248
#	GameStop Corp., Class A	50,730	194,803
#	Gap, Inc. (The)	99,539	1,732,974

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Garmin, Ltd.	17,840	$1,729,588
*	Garrett Motion, Inc.	3,757	31,634
	General Motors Co.	120,117	4,010,707
*	Genesco, Inc.	5,082	199,824
	Gentex Corp.	32,950	980,921
*	Gentherm, Inc.	4,370	201,501
	Genuine Parts Co.	15,752	1,473,915
*	G-III Apparel Group, Ltd.	12,016	326,955
#*	GoPro, Inc., Class A	24,590	96,885
	Graham Holdings Co., Class B	541	297,128
*	Grand Canyon Education, Inc.	845	66,147
*	Green Brick Partners, Inc.	1,323	15,334
	Group 1 Automotive, Inc.	3,900	393,003
*	Groupon, Inc.	154,901	446,115
#*	GrubHub, Inc.	16,185	876,418
#	Guess?, Inc.	20,348	433,209
#	H&R Block, Inc.	11,826	274,363
*	Habit Restaurants, Inc. (The), Class A	3,908	54,360
	Hamilton Beach Brands Holding Co., Class A	2,900	45,820
#	Hanesbrands, Inc.	44,779	616,159
#	Harley-Davidson, Inc.	38,718	1,293,181
	Hasbro, Inc.	16,163	1,646,525
	Haverty Furniture Cos., Inc.	2,689	54,130
*	Helen of Troy, Ltd.	2,970	561,478
#*	Hibbett Sports, Inc.	6,448	159,781
*	Hilton Grand Vacations, Inc.	11,006	351,201
	Home Depot, Inc. (The)	74,439	16,979,536
	Hooker Furniture Corp.	2,589	63,793
*	Horizon Global Corp.	1,167	3,933
*	Houghton Mifflin Harcourt Co.	9,200	50,784
*	Hudson, Ltd., Class A	3,200	35,104
#	Hyatt Hotels Corp., Class A	3,975	336,046
#*	Installed Building Products, Inc.	9,746	722,471
#	International Game Technology P.L.C.	29,360	396,066
#*	iRobot Corp.	5,251	247,060
*	J Alexander's Holdings, Inc.	942	9,024
#	J. Jill, Inc.	3,309	3,938
	Jack in the Box, Inc.	2,744	224,322
#*	JC Penney Co., Inc.	25,567	19,047
	Johnson Outdoors, Inc., Class A	769	60,443
	KB Home	31,134	1,169,082
#*	Kirkland's, Inc.	1,705	1,961
	Kohl's Corp.	40,665	1,738,429
#*	Kontoor Brands, Inc.	2,856	108,928
#	L Brands, Inc.	40,644	941,315
*	Lakeland Industries, Inc.	1,175	16,380
*	Lands' End, Inc.	2,532	29,498
	Las Vegas Sands Corp.	17,583	1,148,346
	La-Z-Boy, Inc.	9,289	284,615
#	LCI Industries	5,127	553,562
*	Leaf Group, Ltd.	1,900	6,631
	Lear Corp.	13,774	1,696,681
	Lennar Corp., Class A	49,064	3,255,887
	Lennar Corp., Class B	2,665	139,939
*	LGI Homes, Inc.	6,958	554,831
	Lifetime Brands, Inc.	1,200	8,124
*	Lincoln Educational Services Corp.	4,082	9,634
*	Liquidity Services, Inc.	2,301	12,241
#	Lithia Motors, Inc., Class A	4,989	676,708

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	43,642	$1,426,439
	Lowe's Cos., Inc.	58,579	6,809,223
*	Lululemon Athletica, Inc.	18,867	4,516,571
#*	Lumber Liquidators Holdings, Inc.	1,940	14,763
*	M/I Homes, Inc.	4,720	209,521
#	Macy's, Inc.	134,106	2,138,991
*	Malibu Boats, Inc., Class A	2,400	105,096
	Marine Products Corp.	1,421	19,894
*	MarineMax, Inc.	7,469	148,857
*	MasterCraft Boat Holdings, Inc.	1,741	30,589
#*	Mattel, Inc.	38,316	560,563
	McDonald's Corp.	35,806	7,661,410
	MDC Holdings, Inc.	20,433	861,047
»	Media General, Inc.	7,656	723
*	Meritage Homes Corp.	7,013	497,642
	MGM Resorts International	8,144	252,953
#*	Michaels Cos., Inc. (The)	23,636	116,525
*	Modine Manufacturing Co.	3,297	23,178
#	Monro, Inc.	6,596	413,569
#*	Motorcar Parts of America, Inc.	1,259	25,004
	Movado Group, Inc.	2,805	48,302
*	Murphy USA, Inc.	6,296	643,262
	Nathan's Famous, Inc.	200	13,200
*	National Vision Holdings, Inc.	9,555	326,017
*	Nautilus, Inc.	3,718	11,823
*	New Home Co., Inc. (The)	994	5,189
	Newell Brands, Inc.	32,823	641,033
	NIKE, Inc., Class B	152,693	14,704,336
#*	Noodles & Co.	7,000	49,980
#	Nordstrom, Inc.	35,622	1,313,027
*	NVR, Inc.	810	3,091,746
	Office Depot, Inc.	100,995	224,209
#*	Ollie's Bargain Outlet Holdings, Inc.	8,588	455,508
*	O'Reilly Automotive, Inc.	5,769	2,342,791
#	Oxford Industries, Inc.	2,924	202,926
	Papa John's International, Inc.	3,147	203,863
#*	Party City Holdco, Inc.	9,088	26,173
*	Penn National Gaming, Inc.	6,814	203,262
	Penske Automotive Group, Inc.	16,396	770,120
#	PetMed Express, Inc.	3,207	80,848
#*	Pier 1 Imports, Inc.	484	1,520
*	Planet Fitness, Inc., Class A	14,806	1,196,177
*	PlayAGS, Inc.	5,483	56,365
#	Polaris, Inc.	13,201	1,212,380
	Pool Corp.	5,268	1,155,272
*	Potbelly Corp.	1,810	7,801
	PulteGroup, Inc.	76,043	3,395,320
	PVH Corp.	17,003	1,482,152
*	Quotient Technology Inc.	19,412	195,479
*	Qurate Retail, Inc.	67,345	574,453
	Ralph Lauren Corp.	12,064	1,369,264
*	Red Lion Hotels Corp.	1,771	4,888
#*	Red Robin Gourmet Burgers, Inc.	1,171	38,491
*	Regis Corp.	6,200	96,224
	Rent-A-Center, Inc.	11,010	320,721
*	RH	3,165	660,694
	Rocky Brands, Inc.	508	13,787
	Ross Stores, Inc.	36,074	4,047,142
*	Rubicon Project, Inc. (The)	3,297	30,860

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ruth's Hospitality Group, Inc.	4,263	$87,392
#*	Sally Beauty Holdings, Inc.	21,002	322,381
*	Scientific Games Corp., Class A	7,843	194,820
	Service Corp. International	19,455	932,867
*	ServiceMaster Global Holdings, Inc.	20,621	743,387
#*	Shake Shack, Inc., Class A	3,039	204,981
*	Shiloh Industries, Inc.	1,200	4,068
#	Shoe Carnival, Inc.	2,176	78,031
*	Shutterstock, Inc.	7,573	328,138
#	Signet Jewelers, Ltd.	11,364	276,259
	Six Flags Entertainment Corp.	8,530	325,249
*	Skechers U.S.A., Inc., Class A	26,796	1,001,902
*	Skyline Champion Corp.	8,737	251,189
*	Sleep Number Corp.	5,045	260,272
	Sonic Automotive, Inc., Class A	7,475	236,434
*	Sonos, Inc.	6,437	88,316
*	Stamps.com, Inc.	5,376	400,458
	Standard Motor Products, Inc.	1,900	92,302
	Starbucks Corp.	50,765	4,306,395
	Steven Madden, Ltd.	13,290	512,462
*	Stoneridge, Inc.	2,300	64,078
	Strategic Education, Inc.	900	146,061
	Superior Group of Cos, Inc.	923	10,642
	Superior Industries International, Inc.	3,000	9,600
#	Tailored Brands, Inc.	4,047	16,107
*	Tandy Leather Factory, Inc.	1,562	8,716
	Tapestry, Inc.	89,106	2,296,262
	Target Corp.	26,818	2,969,825
*	Taylor Morrison Home Corp.	38,053	984,812
*	Tempur Sealy International, Inc.	9,002	824,763
#	Tenneco, Inc., Class A	4,755	45,030
*	Tesla, Inc.	3,094	2,012,864
	Texas Roadhouse, Inc.	7,283	455,187
#	Thor Industries, Inc.	8,141	655,513
	Tiffany & Co.	19,007	2,547,318
	Tilly's, Inc., Class A	804	6,834
	TJX Cos., Inc. (The)	118,728	7,009,701
	Toll Brothers, Inc.	44,567	1,976,992
*	TopBuild Corp.	3,356	384,296
#*	Town Sports International Holdings, Inc.	3,271	6,869
	Tractor Supply Co.	8,403	781,059
*	TRI Pointe Group, Inc.	37,214	605,100
*	Tuesday Morning Corp.	4,976	6,369
*	Ulta Salon Cosmetics & Fragrance, Inc.	6,382	1,709,802
#*	Under Armour, Inc., Class A	23,467	473,564
#*	Under Armour, Inc., Class C	27,680	497,133
*	Unifi, Inc.	2,171	46,720
	Unique Fabricating, Inc.	842	3,411
*	Universal Electronics, Inc.	1,355	67,113
*	Universal Technical Institute, Inc.	2,800	21,532
*	Urban Outfitters, Inc.	21,875	560,000
	Vail Resorts, Inc.	2,305	540,546
#*	Veoneer, Inc.	8,838	115,159
*	Vera Bradley, Inc.	4,500	43,110
	VF Corp.	24,208	2,008,538
*	Visteon Corp.	7,065	563,858
*	VOXX International Corp.	2,400	10,320
#*	Wayfair, Inc., Class A	7,495	702,281
	Wendy's Co. (The)	25,688	556,659

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Weyco Group, Inc.	1,334	$30,215
#	Whirlpool Corp.	13,207	1,930,467
*	William Lyon Homes, Class A	9,422	218,496
#	Williams-Sonoma, Inc.	14,858	1,041,249
	Wingstop, Inc.	3,249	301,410
	Winmark Corp.	415	82,573
#	Winnebago Industries, Inc.	6,406	350,793
	Wolverine World Wide, Inc.	13,457	424,837
*	WW International, Inc	5,193	171,265
	Wyndham Destinations, Inc.	10,369	503,208
	Wynn Resorts, Ltd.	13,224	1,668,340
	Yum! Brands, Inc.	13,282	1,404,837
*	ZAGG, Inc.	2,300	17,388
*	Zumiez, Inc.	3,334	103,921
TOTAL CONSUMER DISCRETIONARY			312,683,623
CONSUMER STAPLES — (5.6%)
	Alico, Inc.	390	14,036
	Andersons, Inc. (The)	6,689	151,305
#	B&G Foods, Inc.	4,822	77,441
#*	BJ's Wholesale Club Holdings, Inc.	22,688	465,558
#*	Boston Beer Co., Inc. (The), Class A	1,286	458,305
	Brown-Forman Corp., Class A	5,788	371,995
#	Brown-Forman Corp., Class B	30,680	2,075,195
#	Calavo Growers, Inc.	2,429	186,086
#	Campbell Soup Co.	17,119	828,388
	Casey's General Stores, Inc.	9,403	1,512,567
#*	Central Garden & Pet Co.	2,583	83,198
*	Central Garden & Pet Co., Class A	5,818	174,307
*	Chefs' Warehouse, Inc. (The)	6,039	219,820
	Church & Dwight Co., Inc.	19,648	1,458,275
	Clorox Co. (The)	12,128	1,907,856
	Coca-Cola Co. (The)	319,731	18,672,290
	Coca-Cola Consolidated, Inc.	1,553	420,568
	Colgate-Palmolive Co.	49,403	3,644,953
	Constellation Brands, Inc., Class A	11,789	2,219,869
	Costco Wholesale Corp.	40,941	12,508,294
#	Coty, Inc., Class A	199,253	2,044,336
*	Craft Brew Alliance, Inc.	1,900	31,160
*	Darling Ingredients, Inc.	24,005	651,256
*	Dean Foods Co.	10,015	2,994
*	Edgewell Personal Care Co.	9,424	243,328
*	elf Beauty Inc.	9,142	143,347
#	Energizer Holdings, Inc.	4,489	207,661
	Estee Lauder Cos., Inc. (The), Class A	27,665	5,399,101
*	Farmer Brothers Co.	3,036	36,371
#	Flowers Foods, Inc.	25,222	543,030
	Fresh Del Monte Produce, Inc.	9,825	308,308
*	Freshpet Inc.	700	44,016
	General Mills, Inc.	42,967	2,243,737
#*	Hain Celestial Group, Inc. (The)	11,454	277,301
*	Herbalife Nutrition, Ltd.	27,195	1,056,526
*	Hostess Brands, Inc.	15,313	205,500
	Ingles Markets, Inc., Class A	3,819	159,214
	Inter Parfums, Inc.	7,310	505,194
	J&J Snack Foods Corp.	1,914	317,418
	JM Smucker Co. (The)	11,452	1,186,542
	John B. Sanfilippo & Son, Inc.	549	46,281
	Kellogg Co.	37,359	2,548,257

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Keurig Dr Pepper, Inc.	27,983	$798,355
	Kraft Heinz Co. (The)	42,694	1,246,665
	Kroger Co. (The)	152,887	4,106,545
	Lamb Weston Holdings, Inc.	6,220	567,948
	Lancaster Colony Corp.	3,667	567,102
*	Landec Corp.	1,591	17,819
*	Lifevantage Corp.	2,374	38,886
*	Lifeway Foods, Inc.	1,074	2,417
	Limoneira Co.	2,840	55,437
	McCormick & Co., Inc.	200	32,796
	McCormick & Co., Inc. Non-Voting	16,433	2,684,659
	Medifast, Inc.	2,326	224,761
	Molson Coors Beverage Co., Class B	13,726	762,891
*	Monster Beverage Corp.	21,144	1,408,190
#*	National Beverage Corp.	6,471	277,671
*	Natura & Co. Holding SA, ADR	31,119	680,884
*	Natural Alternatives International, Inc.	1,014	8,295
	Natural Grocers by Vitamin Cottage, Inc.	2,440	22,082
#	Natural Health Trends Corp.	187	673
*	Nature's Sunshine Products, Inc.	500	4,780
	Nu Skin Enterprises, Inc., Class A	11,419	372,145
	Oil-Dri Corp. of America	489	17,311
	PepsiCo, Inc.	70,456	10,006,161
*	Performance Food Group Co.	23,567	1,220,535
*	Post Holdings, Inc.	10,379	1,085,332
	PriceSmart, Inc.	4,621	283,082
*	Primo Water Corp.	6,493	97,850
	Procter & Gamble Co. (The)	145,697	18,156,760
#*	Revlon, Inc., Class A	3,567	76,227
#*	RiceBran Technologies	1,217	1,497
#*	Rite Aid Corp.	929	11,102
	Rocky Mountain Chocolate Factory, Inc.	960	7,968
*	S&W Seed Co.	2,831	6,087
*	Seneca Foods Corp., Class A	504	19,933
*	Simply Good Foods Co. (The)	7,384	169,610
	SpartanNash Co.	16,618	202,407
	Spectrum Brands Holdings, Inc.	9,330	572,955
*	Sprouts Farmers Market, Inc.	27,422	428,606
	Sysco Corp.	43,639	3,584,507
#	Tootsie Roll Industries, Inc.	1,560	53,212
*	TreeHouse Foods, Inc.	9,615	428,829
*	United Natural Foods, Inc.	25,495	183,564
	United-Guardian, Inc.	1,797	30,190
*	US Foods Holding Corp.	45,406	1,823,959
*	USANA Health Sciences, Inc.	5,627	347,186
	Village Super Market, Inc., Class A	1,201	26,734
	Walgreens Boots Alliance, Inc.	92,838	4,720,812
	Walmart, Inc.	102,317	11,714,273
#	Weis Markets, Inc.	5,451	199,997
#*	Willamette Valley Vineyards, Inc.	500	3,420
TOTAL CONSUMER STAPLES			135,012,291
ENERGY — (1.5%)
	Adams Resources & Energy, Inc.	101	3,571
*	Apergy Corp.	18,944	489,892
	Archrock, Inc.	42,279	353,030
	Baker Hughes Co.	102,555	2,221,341
	Cactus, Inc., Class A	9,288	267,680
*	Cheniere Energy, Inc.	5,959	353,011

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Clean Energy Fuels Corp.	38,949	$89,583
#	Core Laboratories NV	10,592	372,097
#	CVR Energy, Inc.	26,824	928,379
*	Dawson Geophysical Co.	2,598	6,235
	Delek US Holdings, Inc.	31,369	861,393
#*	Diamond Offshore Drilling, Inc.	12,360	57,227
#	DMC Global, Inc.	3,610	151,006
#*	Dril-Quip, Inc.	10,312	421,761
#	EnLink Midstream LLC	26,374	132,661
#	Equitrans Midstream Corp.	16,763	162,098
	Evolution Petroleum Corp.	2,234	11,259
*	Exterran Corp.	18,074	97,600
*	Forum Energy Technologies, Inc.	24,623	26,100
*	Frank's International NV	59,327	207,645
*	Geospace Technologies Corp.	400	5,364
	Green Plains, Inc.	5,254	65,517
*	Gulf Island Fabrication, Inc.	1,300	6,630
*	Helix Energy Solutions Group, Inc.	44,922	374,649
	Helmerich & Payne, Inc.	21,045	853,375
	HollyFrontier Corp.	49,027	2,202,293
*	Independence Contract Drilling, Inc.	700	492
*	KLX Energy Services Holdings, Inc.	3,208	12,960
	Liberty Oilfield Services, Inc., Class A	6,100	51,728
	Marathon Petroleum Corp.	41,069	2,238,261
*	Matrix Service Co.	7,677	154,461
	Nabors Industries, Ltd.	83,312	172,456
	National Oilwell Varco, Inc.	104,059	2,144,656
*	Natural Gas Services Group, Inc.	2,367	24,901
*	Newpark Resources, Inc.	19,968	99,840
*	NexTier Oilfield Solutions, Inc.	5,573	28,701
*	Oceaneering International, Inc.	42,364	525,737
*	Oil States International, Inc.	23,910	257,750
	ONEOK, Inc.	22,103	1,654,852
*	Overseas Shipholding Group, Inc., Class A	8,155	14,516
#*	Pacific Ethanol, Inc.	2,589	1,680
	Patterson-UTI Energy, Inc.	45,976	365,049
	PBF Energy, Inc., Class A	35,222	961,561
	Phillips 66	48,776	4,456,663
*	ProPetro Holding Corp.	21,994	214,222
#*	Renewable Energy Group, Inc.	6,490	170,557
*	REX American Resources Corp.	900	67,815
*	RigNet, Inc.	1,879	7,817
#	RPC, Inc.	36,702	166,260
	Schlumberger, Ltd.	174,650	5,852,521
*	SEACOR Marine Holdings, Inc.	2,940	30,694
*	Select Energy Services, Inc., Class A	16,044	111,666
	TechnipFMC P.L.C.	83,915	1,385,437
*	TETRA Technologies, Inc.	36,989	56,593
#*	Transocean, Ltd.	85,120	388,147
#	US Silica Holdings, Inc.	4,144	21,300
#	Valaris P.L.C.	64,049	327,290
	Valero Energy Corp.	53,653	4,523,484
	World Fuel Services Corp.	4,085	159,805
TOTAL ENERGY			37,371,269
FINANCIALS — (16.7%)
*	1347 Property Insurance Holdings, Inc.	1,900	10,830
	1st Constitution Bancorp	1,118	22,528
	1st Source Corp.	4,284	202,162

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	ACNB Corp.	674	$21,602
	Affiliated Managers Group, Inc.	11,218	895,757
	Aflac, Inc.	76,836	3,962,433
*	Alleghany Corp.	1,628	1,298,590
*	Allegiance Bancshares, Inc.	1,631	60,673
	Allstate Corp. (The)	36,059	4,274,434
	Ally Financial, Inc.	49,946	1,599,770
*	A-Mark Precious Metals, Inc.	800	6,384
*	Ambac Financial Group, Inc.	4,904	105,093
	American Equity Investment Life Holding Co.	25,049	661,544
	American Express Co.	63,158	8,202,329
	American Financial Group, Inc.	14,936	1,624,887
	American International Group, Inc.	90,774	4,562,301
	American National Bankshares, Inc.	1,300	44,330
	American National Insurance Co.	6,024	663,604
	American River Bankshares	700	10,129
	Ameriprise Financial, Inc.	38,723	6,405,171
	Ameris Bancorp	14,618	587,497
	AMERISAFE, Inc.	4,756	325,406
	AmeriServ Financial, Inc.	3,000	12,300
	Ames National Corp.	512	13,660
	Aon P.L.C.	13,306	2,930,646
*	Arch Capital Group, Ltd.	56,555	2,497,469
	Ares Management Corp., Class A	13,236	477,290
	Argo Group International Holdings, Ltd.	10,244	672,006
	Arrow Financial Corp.	1,758	61,635
	Arthur J Gallagher & Co.	23,691	2,429,986
	Artisan Partners Asset Management, Inc., Class A	10,241	342,049
	Associated Banc-Corp	36,053	718,536
#	Associated Capital Group, Inc., Class A	670	27,986
	Assurant, Inc.	11,814	1,542,436
	Assured Guaranty, Ltd.	26,059	1,194,545
*	Asta Funding, Inc.	35	359
*	Athene Holding, Ltd., Class A	35,636	1,552,304
*	Atlantic Capital Bancshares, Inc.	4,603	86,859
	Atlantic Union Bankshares Corp.	16,228	546,721
*	Atlanticus Holdings Corp.	1,500	20,940
	Auburn National Bancorporation, Inc.	400	22,800
	Axis Capital Holdings, Ltd.	18,273	1,174,040
*	Axos Financial, Inc.	10,851	305,673
	Banc of California, Inc.	10,033	160,127
	BancFirst Corp.	5,170	298,826
*	Bancorp, Inc. (The)	13,671	161,728
	BancorpSouth Bank	21,481	613,712
	Bank of America Corp.	555,619	18,240,972
	Bank of Commerce Holdings	1,070	11,449
#	Bank of Hawaii Corp.	6,782	607,667
	Bank of Marin Bancorp	1,638	72,170
	Bank of New York Mellon Corp. (The)	51,091	2,287,855
	Bank of NT Butterfield & Son, Ltd. (The)	9,036	300,176
	Bank of Princeton (The)	708	21,594
	Bank of South Carolina Corp.	550	10,456
	Bank OZK	21,168	575,346
	BankFinancial Corp.	1,550	19,329
	BankUnited, Inc.	15,139	499,587
	Bankwell Financial Group, Inc.	459	12,407
	Banner Corp.	6,670	343,838
	Bar Harbor Bankshares	1,356	29,832
*	Baycom Corp.	656	14,734

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	1,421	$18,644
	Berkshire Hills Bancorp, Inc.	8,361	235,362
	BGC Partners, Inc., Class A	33,666	194,253
	BlackRock, Inc.	11,846	6,246,988
	Blackstone Group, Inc. (The), Class A	44,419	2,712,668
*	Blucora, Inc.	3,816	86,051
	BOK Financial Corp.	11,038	870,898
	Boston Private Financial Holdings, Inc.	16,548	188,647
	Bridge Bancorp, Inc.	1,706	51,777
*	Bridgewater Bancshares, Inc.	1,630	21,516
*	Brighthouse Financial, Inc.	24,450	951,105
*	BrightSphere Investment Group P.L.C.	15,386	141,705
	Brookline Bancorp, Inc.	14,077	213,970
	Brown & Brown, Inc.	57,461	2,579,999
	Bryn Mawr Bank Corp.	4,630	173,718
#	Business First Bancshares, Inc.	925	22,922
	Byline Bancorp, Inc.	3,649	70,426
	C&F Financial Corp.	202	10,110
	Cadence BanCorp	19,766	308,943
#	Cambridge Bancorp	412	29,738
	Camden National Corp.	1,950	92,157
*	Cannae Holdings, Inc.	15,701	638,403
	Capital City Bank Group, Inc.	2,327	66,366
	Capital One Financial Corp.	42,958	4,287,208
	Capitol Federal Financial, Inc.	34,711	457,491
	Capstar Financial Holdings, Inc.	607	9,087
	Carolina Financial Corp.	4,130	158,385
	Cathay General Bancorp	14,235	513,314
	Cboe Global Markets, Inc.	5,720	704,818
	CBTX, Inc.	2,095	61,907
	CenterState Bank Corp.	22,630	510,533
*	Central Federal Corp.	1,038	14,470
	Central Pacific Financial Corp.	3,622	100,438
	Central Valley Community Bancorp	1,512	28,410
	Century Bancorp, Inc., Class A	255	21,930
	Charles Schwab Corp. (The)	92,401	4,208,866
	Chemung Financial Corp.	900	35,703
	Chubb, Ltd.	35,093	5,333,785
	Cincinnati Financial Corp.	16,513	1,733,039
#	CIT Group, Inc.	16,645	760,843
	Citigroup, Inc.	147,905	11,005,611
	Citizens & Northern Corp.	1,544	39,480
	Citizens Community Bancorp, Inc.	800	9,584
	Citizens Financial Group, Inc.	42,461	1,582,946
#*	Citizens, Inc.	4,745	28,755
	City Holding Co.	2,664	201,612
	Civista Bancshares, Inc.	2,072	45,605
	CME Group, Inc.	10,062	2,184,561
	CNA Financial Corp.	4,431	197,756
	CNB Financial Corp.	2,020	59,711
	CNO Financial Group, Inc.	7,390	129,990
*	Coastal Financial Corp.	1,753	31,203
	Codorus Valley Bancorp, Inc.	849	18,508
	Cohen & Steers, Inc.	11,580	856,688
	Colony Bankcorp, Inc.	989	15,181
	Columbia Banking System, Inc.	11,761	455,151
*	Columbia Financial, Inc.	4,550	76,304
	Comerica, Inc.	11,270	689,273
#	Commerce Bancshares, Inc.	19,868	1,344,269

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community Bank System, Inc.	6,162	$408,356
	Community Bankers Trust Corp.	1,900	16,777
	Community Financial Corp. (The)	92	3,128
#*	Community First Bancshares, Inc.	1,900	22,154
	Community Trust Bancorp, Inc.	5,088	222,600
	Community West Bancshares	1,400	15,400
	ConnectOne Bancorp, Inc.	5,971	140,975
*	Consumer Portfolio Services, Inc.	2,632	9,291
	County Bancorp, Inc.	489	12,347
*	Cowen, Inc., Class A	6,629	106,528
	Crawford & Co., Class A	2,485	21,719
	Crawford & Co., Class B	3,005	24,010
#*	Credit Acceptance Corp.	4,516	1,937,274
#	Cullen/Frost Bankers, Inc.	8,024	715,420
#*	Curo Group Holdings Corp.	5,521	57,474
*	Customers Bancorp, Inc.	7,263	155,283
	CVB Financial Corp.	25,260	524,650
	Diamond Hill Investment Group, Inc.	856	120,499
	Dime Community Bancshares, Inc.	9,366	181,794
	Discover Financial Services	66,074	4,964,140
	Donegal Group, Inc., Class A	3,292	45,923
*	Donnelley Financial Solutions, Inc.	8,339	75,551
	E*TRADE Financial Corp.	39,120	1,667,294
	Eagle Bancorp Montana, Inc.	696	14,630
	Eagle Bancorp, Inc.	7,017	306,643
	East West Bancorp, Inc.	24,049	1,102,406
	Eaton Vance Corp.	25,045	1,145,809
#*	eHealth, Inc.	4,542	477,637
*	Elevate Credit, Inc.	4,886	28,388
#	Elmira Savings Bank	444	7,282
	Employers Holdings, Inc.	10,615	452,730
#*	Encore Capital Group, Inc.	6,969	236,598
*	Enova International, Inc.	15,218	381,363
*	Enstar Group, Ltd.	4,429	864,939
	Enterprise Bancorp, Inc.	881	27,329
	Enterprise Financial Services Corp.	5,162	224,599
	Equitable Holdings, Inc.	69,663	1,673,305
*	Equity Bancshares, Inc., Class A	1,838	49,369
#	Erie Indemnity Co., Class A	6,333	1,054,444
*	Esquire Financial Holdings, Inc.	910	20,703
	ESSA Bancorp, Inc.	1,868	31,663
	Essent Group, Ltd.	27,638	1,371,121
	Evans Bancorp, Inc.	394	15,382
	Evercore, Inc., Class A	9,946	762,063
	Everest Re Group, Ltd.	5,180	1,432,633
#*	EZCORP, Inc., Class A	15,632	97,231
#	FactSet Research Systems, Inc.	2,091	598,256
	Farmers & Merchants Bancorp, Inc.	657	19,316
	Farmers National Banc Corp.	1,526	24,141
	FB Financial Corp.	5,474	195,148
	FBL Financial Group, Inc., Class A	6,908	371,512
	Federal Agricultural Mortgage Corp., Class C	2,638	201,279
	Federated Investors, Inc., Class B	24,293	880,135
	FedNat Holding Co.	1,868	29,010
	Fidelity National Financial, Inc.	37,844	1,844,895
	Fifth Third Bancorp	43,396	1,234,616
	Financial Institutions, Inc.	3,311	102,012
	First American Financial Corp.	36,392	2,255,576
	First Bancorp	5,408	191,876

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First BanCorp	47,566	$440,937
	First Bancorp, Inc.	1,624	45,927
	First Bancshares, Inc. (The)	400	13,768
	First Bank	1,208	12,926
	First Busey Corp.	10,005	255,127
	First Business Financial Services, Inc.	1,369	34,471
#	First Capital, Inc.	400	26,444
	First Citizens BancShares, Inc., Class A	1,922	1,012,548
	First Commonwealth Financial Corp.	20,211	273,253
	First Community Bancshares, Inc.	2,068	60,613
	First Community Corp.	1,506	30,918
	First Defiance Financial Corp.	1,644	48,317
	First Financial Bancorp	18,083	434,715
#	First Financial Bankshares, Inc.	15,738	527,538
	First Financial Corp.	935	39,018
	First Financial Northwest, Inc.	1,300	19,019
	First Foundation, Inc.	4,608	76,032
	First Guaranty Bancshares, Inc.	605	10,890
	First Hawaiian, Inc.	24,560	713,714
	First Horizon National Corp.	43,634	698,144
	First Internet Bancorp	909	24,098
	First Interstate BancSystem, Inc., Class A	8,016	308,616
	First Merchants Corp.	9,025	358,744
	First Mid Bancshares, Inc.	350	11,463
	First Midwest Bancorp, Inc.	18,539	369,668
	First Northwest Bancorp	817	12,900
	First of Long Island Corp. (The)	2,544	56,121
	First Republic Bank	13,329	1,477,920
	First Savings Financial Group, Inc.	238	15,232
	First United Corp.	402	9,612
	First US Bancshares, Inc.	700	7,875
*	First Western Financial, Inc.	900	15,012
	FirstCash, Inc.	8,158	709,501
	Flagstar Bancorp, Inc.	14,928	526,063
	Flushing Financial Corp.	6,093	121,068
	FNB Corp.	57,689	673,231
	Franklin Financial Network, Inc.	2,002	73,814
	Franklin Financial Services Corp.	387	14,133
	Franklin Resources, Inc.	52,217	1,321,090
	FS Bancorp, Inc.	606	33,160
	Fulton Financial Corp.	27,905	459,595
	GAIN Capital Holdings, Inc.	6,006	23,483
*	Genworth Financial, Inc., Class A	36,151	148,219
	German American Bancorp, Inc.	3,483	119,084
	Glacier Bancorp, Inc.	10,717	454,079
#	Glen Burnie Bancorp	300	3,315
	Global Indemnity, Ltd.	1,893	59,686
	Globe Life, Inc	13,690	1,427,319
	Goldman Sachs Group, Inc. (The)	24,135	5,738,096
#	Goosehead Insurance, Inc., Class A	1,976	103,108
*	Great Elm Capital Group, Inc.	393	1,179
	Great Southern Bancorp, Inc.	2,513	143,015
	Great Western Bancorp, Inc.	10,057	297,184
*	Green Dot Corp., Class A	7,962	239,497
	Greene County Bancorp, Inc.	3,316	96,794
#	Greenhill & Co., Inc.	3,044	47,669
*	Greenlight Capital Re, Ltd., Class A	5,732	53,365
	Guaranty Bancshares, Inc.	529	16,187
	Guaranty Federal Bancshares, Inc.	101	2,399

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Hallmark Financial Services, Inc.	1,500	$25,800
	Hamilton Lane, Inc., Class A	3,686	239,406
	Hancock Whitney Corp.	15,280	607,227
	Hanmi Financial Corp.	6,116	102,871
	Hanover Insurance Group, Inc. (The)	9,294	1,287,963
*	HarborOne Bancrop, Inc.	3,786	41,305
	Hartford Financial Services Group, Inc. (The)	92,882	5,506,045
	Hawthorn Bancshares, Inc.	611	13,900
	HCI Group, Inc.	1,344	59,499
	Heartland Financial USA, Inc.	5,450	266,559
#	Hennessy Advisors, Inc.	1,267	12,670
	Heritage Commerce Corp.	6,579	76,316
	Heritage Financial Corp.	6,341	163,471
	Heritage Insurance Holdings, Inc.	3,323	40,075
	Hilltop Holdings, Inc.	10,662	241,388
	Hingham Institution for Savings	221	46,275
*	HMN Financial, Inc.	600	12,546
	Home Bancorp, Inc.	196	6,970
	Home BancShares, Inc.	28,778	550,235
*	HomeStreet, Inc.	7,077	227,242
	HomeTrust Bancshares, Inc.	2,385	63,250
	Hope Bancorp, Inc.	24,516	340,895
	Horace Mann Educators Corp.	11,530	495,905
	Horizon Bancorp, Inc.	4,743	80,252
	Houlihan Lokey, Inc.	7,475	387,579
*	Howard Bancorp, Inc.	900	15,201
	IBERIABANK Corp.	10,307	749,422
	IF Bancorp, Inc.	1,300	29,575
	Independence Holding Co.	479	19,395
	Independent Bank Corp.	6,166	445,185
	Independent Bank Corp.	2,690	57,512
	Independent Bank Group, Inc.	7,681	411,087
#	Interactive Brokers Group, Inc., Class A	8,501	399,547
	Intercontinental Exchange, Inc.	20,613	2,055,941
	International Bancshares Corp.	11,889	468,427
*	INTL. FCStone, Inc.	3,136	149,462
	Invesco, Ltd.	110,745	1,915,888
	Investar Holding Corp.	440	9,728
	Investors Bancorp, Inc.	50,373	608,758
	Investors Title Co.	67	10,573
	James River Group Holdings, Ltd.	8,855	380,234
	Janus Henderson Group P.L.C.	47,425	1,198,430
	JPMorgan Chase & Co.	306,362	40,550,074
	Kearny Financial Corp.	20,016	247,198
	Kemper Corp.	16,705	1,243,186
	Kentucky First Federal Bancorp	1,169	9,001
	KeyCorp	86,522	1,618,827
	Kingstone Cos., Inc.	1,394	11,013
	Kinsale Capital Group, Inc.	3,743	427,525
	KKR & Co., Inc., Class A	50,333	1,605,623
	Ladenburg Thalmann Financial Services, Inc.	19,449	67,877
	Lake Shore Bancorp, Inc.	663	10,111
	Lakeland Bancorp, Inc.	7,907	128,410
	Lakeland Financial Corp.	4,437	210,491
	Landmark Bancorp, Inc.	456	11,291
	Lazard, Ltd., Class A	23,624	991,263
	LCNB Corp.	917	15,195
	Legg Mason, Inc.	30,463	1,192,626
*	LendingClub Corp.	24,673	289,168

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	LendingTree, Inc.	1,351	$420,431
	Level One Bancorp, Inc.	511	12,703
*	Limestone Bancorp, Inc.	1,000	16,750
	Lincoln National Corp.	30,948	1,686,047
#	Live Oak Bancshares, Inc.	6,544	114,389
	Loews Corp.	5,495	282,718
	LPL Financial Holdings, Inc.	25,847	2,381,284
	Luther Burbank Corp.	1,713	17,661
	M&T Bank Corp.	13,451	2,266,763
	Macatawa Bank Corp.	3,313	34,952
	Mackinac Financial Corp.	4,036	61,024
*	Magyar Bancorp, Inc.	1,100	13,486
*	Maiden Holdings, Ltd.	31,583	27,793
*	MainStreet Bancshares, Inc.	515	11,330
*	Malvern Bancorp, Inc.	515	10,300
#	Manning & Napier, Inc.	1,200	2,280
*	Markel Corp.	1,617	1,896,692
	MarketAxess Holdings, Inc.	2,500	885,450
	Marlin Business Services Corp.	1,642	32,347
	Marsh & McLennan Cos., Inc.	30,710	3,435,221
*	MBIA, Inc.	3,063	27,751
	Mercantile Bank Corp.	1,891	61,968
	Merchants Bancorp	1,535	30,209
	Mercury General Corp.	13,258	650,835
	Meridian Bancorp, Inc.	11,329	203,809
*	Meridian Corp.	1,050	21,063
	Meta Financial Group, Inc.	6,639	247,104
	MetLife, Inc.	81,275	4,040,180
*	Metropolitan Bank Holding Corp.	500	24,575
	MGIC Investment Corp.	3,341	46,072
	Mid Penn Bancorp, Inc.	810	19,440
	Middlefield Banc Corp.	954	24,003
	Midland States Bancorp, Inc.	1,527	40,343
	MidWestOne Financial Group, Inc.	1,531	49,513
*	MMA Capital Holdings, Inc.	709	21,752
	Moelis & Co., Class A	10,045	361,620
	Moody's Corp.	13,567	3,483,870
	Morgan Stanley	116,524	6,089,544
	Morningstar, Inc.	8,949	1,404,009
*	Mr Cooper Group, Inc.	13,023	161,225
	MSB Financial Corp.	705	12,225
	MSCI, Inc.	6,302	1,801,112
	MutualFirst Financial, Inc.	477	17,759
	MVB Financial Corp.	945	18,881
	Nasdaq, Inc.	15,653	1,822,948
	National Bank Holdings Corp., Class A	6,516	212,422
	National Bankshares, Inc.	507	20,706
	National General Holdings Corp.	29,224	636,206
	National Western Life Group, Inc., Class A	764	203,224
	Navient Corp.	49,070	705,627
	NBT Bancorp, Inc.	7,504	283,576
	Nelnet, Inc., Class A	5,909	338,349
#	New York Community Bancorp, Inc.	92,343	1,021,314
»	NewStar Financial, Inc.	8,737	3,464
*	NI Holdings, Inc.	962	14,767
*	Nicholas Financial, Inc.	2,510	20,783
*	Nicolet Bankshares, Inc.	399	28,189
*	NMI Holdings, Inc., Class A	16,533	527,733
*	Northeast Bank	1,100	22,077

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northern Trust Corp.	18,887	$1,847,337
	Northfield Bancorp, Inc.	5,016	79,704
	Northrim BanCorp, Inc.	383	14,412
	Northwest Bancshares, Inc.	26,339	414,181
	Norwood Financial Corp.	600	20,400
#	Oak Valley Bancorp	817	15,115
	OceanFirst Financial Corp.	10,416	242,276
*	Ocwen Financial Corp.	15,293	18,810
	OFG Bancorp	7,001	137,990
	Ohio Valley Banc Corp.	243	8,031
	Old National Bancorp	29,541	529,079
	Old Point Financial Corp.	189	5,296
	Old Republic International Corp.	62,158	1,401,663
	Old Second Bancorp, Inc.	1,641	20,160
*	On Deck Capital, Inc.	19,130	78,050
	OneMain Holdings, Inc.	31,888	1,351,095
	Oppenheimer Holdings, Inc., Class A	2,150	59,233
	Opus Bank	6,320	168,333
	Origin Bancorp, Inc.	1,651	58,181
	Orrstown Financial Services, Inc.	1,386	28,565
*	Pacific Mercantile Bancorp	1,500	10,395
	Pacific Premier Bancorp, Inc.	6,705	199,809
	PacWest Bancorp	16,013	561,256
	Park National Corp.	2,132	202,476
	Parke Bancorp, Inc.	601	12,934
	Pathfinder Bancorp, Inc.	900	12,465
	PCB Bancorp	653	9,932
	PCSB Financial Corp.	610	12,127
	Peapack Gladstone Financial Corp.	2,215	64,744
	Penns Woods Bancorp, Inc.	853	26,912
	Pennymac Financial Services, Inc.	17,708	597,114
	Peoples Bancorp of North Carolina, Inc.	1,287	35,199
	Peoples Bancorp, Inc.	2,291	74,549
	Peoples Financial Corp.	800	9,200
	Peoples Financial Services Corp.	500	23,175
	People's United Financial, Inc.	56,020	863,828
	People's Utah Bancorp	1,091	28,453
	Pinnacle Financial Partners, Inc.	9,098	537,328
	Piper Sandler Cos.	2,856	235,420
	PJT Partners, Inc., Class A	3,092	142,294
	Plumas Bancorp	646	16,408
	PNC Financial Services Group, Inc. (The)	22,952	3,409,520
*	Ponce de Leon Federal Bank	877	12,357
	Popular, Inc.	13,454	752,886
#*	PRA Group, Inc.	8,403	297,130
	Preferred Bank	1,425	85,657
	Premier Financial Bancorp, Inc.	1,616	27,472
	Primerica, Inc.	11,425	1,354,548
	Principal Financial Group, Inc.	33,846	1,792,146
	ProAssurance Corp.	12,357	375,282
	Progressive Corp. (The)	52,089	4,203,061
	Prosperity Bancshares, Inc.	12,689	890,768
	Protective Insurance Corp., Class A	1,036	15,540
	Protective Insurance Corp., Class B	1,722	26,846
*	Provident Bancorp, Inc.	1,077	12,719
	Provident Financial Holdings, Inc.	990	21,790
	Provident Financial Services, Inc.	17,626	402,049
	Prudential Bancorp, Inc.	879	15,479
	Prudential Financial, Inc.	40,734	3,709,238

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Pzena Investment Management, Inc., Class A	2,038	$16,691
	QCR Holdings, Inc.	1,402	57,622
	Radian Group, Inc.	1,600	39,184
*	Randolph Bancorp, Inc.	800	12,648
	Raymond James Financial, Inc.	13,346	1,220,225
	RBB Bancorp	2,496	49,121
*	Regional Management Corp.	1,439	39,644
	Regions Financial Corp.	96,306	1,499,484
	Reinsurance Group of America, Inc.	7,379	1,062,945
	RenaissanceRe Holdings, Ltd.	8,851	1,676,733
	Renasant Corp.	9,364	298,993
	Republic Bancorp, Inc., Class A	2,095	87,780
*	Republic First Bancorp, Inc.	3,400	10,846
	Riverview Bancorp, Inc.	1,676	12,335
	RLI Corp.	6,955	646,885
	S&P Global, Inc.	16,956	4,980,486
	S&T Bancorp, Inc.	5,643	212,120
	Safety Insurance Group, Inc.	3,426	315,466
	Salisbury Bancorp, Inc.	800	35,560
	Sandy Spring Bancorp, Inc.	6,112	212,698
#	Santander Consumer USA Holdings, Inc.	54,974	1,463,408
	SB Financial Group, Inc.	1,621	30,669
	SB One Bancorp	492	11,759
*	Seacoast Banking Corp. of Florida	5,406	146,773
*	Security National Financial Corp., Class A	926	5,140
	SEI Investments Co.	25,979	1,695,390
*	Select Bancorp, Inc.	1,607	18,641
	Selective Insurance Group, Inc.	13,056	864,960
	ServisFirst Bancshares, Inc.	7,396	271,803
	Severn Bancorp, Inc.	1,832	15,114
	Shore Bancshares, Inc.	1,820	29,575
	Sierra Bancorp	1,779	47,642
	Signature Bank	10,971	1,556,675
	Silvercrest Asset Management Group, Inc., Class A	953	11,322
	Simmons First National Corp., Class A	14,970	358,981
	SLM Corp.	90,024	983,062
	SmartFinancial, Inc.	900	19,458
	Sound Financial Bancorp, Inc.	200	7,252
	South State Corp.	5,889	445,267
*	Southern First Bancshares, Inc.	700	27,335
	Southern Missouri Bancorp, Inc.	700	24,934
	Southern National Bancorp of Virginia, Inc.	1,339	20,795
#	Southside Bancshares, Inc.	5,959	209,042
*	Spirit of Texas Bancshares, Inc.	722	14,982
	State Auto Financial Corp.	4,621	139,138
	State Street Corp.	34,561	2,613,848
	Sterling Bancorp	29,373	587,460
	Sterling Bancorp, Inc.	6,145	45,043
	Stewart Information Services Corp.	4,590	191,632
	Stifel Financial Corp.	14,026	907,342
	Stock Yards Bancorp, Inc.	2,229	86,351
	Summit Financial Group, Inc.	488	11,980
	Summit State Bank	845	10,968
*	SVB Financial Group	6,680	1,605,404
	Synchrony Financial	130,209	4,220,074
	Synovus Financial Corp.	20,080	703,202
	T Rowe Price Group, Inc.	23,144	3,090,418
	TCF Financial Corp.	26,474	1,119,321
	TD Ameritrade Holding Corp.	57,573	2,733,566

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Territorial Bancorp, Inc.	1,317	$38,233
*	Texas Capital Bancshares, Inc.	7,459	409,947
	TFS Financial Corp.	21,817	445,721
*	Third Point Reinsurance, Ltd.	23,306	253,802
	Timberland Bancorp, Inc.	618	17,403
	Tiptree, Inc.	3,518	24,098
	Tompkins Financial Corp.	2,031	174,849
	Towne Bank	13,691	363,496
	Travelers Cos., Inc. (The)	56,702	7,463,117
	TriCo Bancshares	3,293	119,865
*	TriState Capital Holdings, Inc.	3,298	75,821
*	Triumph Bancorp, Inc.	3,953	154,088
	Truist Financial Corp.	84,467	4,355,963
	TrustCo Bank Corp. NY	18,825	149,282
#	Trustmark Corp.	10,284	328,882
	U.S. Bancorp.	48,256	2,568,184
	UMB Financial Corp.	9,091	604,188
	Umpqua Holdings Corp.	43,353	732,666
	United Bancorp, Inc.	1,200	16,812
	United Bancshares, Inc.	300	7,125
	United Bankshares, Inc.	17,401	596,854
	United Community Banks, Inc.	13,445	375,384
	United Community Financial Corp.	6,179	67,536
	United Fire Group, Inc.	7,187	318,097
	United Insurance Holdings Corp.	7,255	73,566
	United Security Bancshares	3,542	34,499
	Unity Bancorp, Inc.	600	13,152
	Universal Insurance Holdings, Inc.	9,298	226,313
	Univest Financial Corp.	5,773	143,401
	Unum Group	39,562	1,055,910
	Valley National Bancorp	74,275	782,116
	Value Line, Inc.	245	8,073
	Veritex Holdings, Inc.	7,108	201,299
#	Victory Capital Holdings, Inc., Class A	1,710	35,671
#	Virtu Financial, Inc., Class A	15,753	262,918
	Virtus Investment Partners, Inc.	2,433	299,332
	Voya Financial, Inc.	29,670	1,772,189
#	Waddell & Reed Financial, Inc., Class A	16,366	261,529
	Walker & Dunlop, Inc.	7,179	476,470
	Washington Federal, Inc.	15,665	532,610
	Washington Trust Bancorp, Inc.	2,655	125,661
	Waterstone Financial, Inc.	6,401	111,953
	Webster Financial Corp.	14,318	642,305
	Wellesley Bank	1,081	43,889
	Wells Fargo & Co.	212,550	9,977,097
	WesBanco, Inc.	12,111	401,116
	West Bancorporation, Inc.	2,622	60,018
	Westamerica Bancorporation	4,107	260,220
	Western Alliance Bancorp	19,136	1,056,881
	Western New England Bancorp, Inc.	2,300	20,654
	Westwood Holdings Group, Inc.	1,098	30,832
	Willis Towers Watson P.L.C.	16,469	3,479,735
	Wintrust Financial Corp.	12,587	796,505
	WisdomTree Investments, Inc.	11,800	49,678
#*	World Acceptance Corp.	2,207	190,839
	WR Berkley Corp.	24,564	1,806,191
	WSFS Financial Corp.	10,338	412,383
	WVS Financial Corp.	100	1,675

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Zions Bancorp NA	27,434	$1,247,973
TOTAL FINANCIALS			401,566,250
HEALTH CARE — (13.1%)
	Abbott Laboratories	43,554	3,795,296
	AbbVie, Inc.	91,643	7,424,916
*	ABIOMED, Inc.	4,336	807,753
#*	ACADIA Pharmaceuticals, Inc.	5,123	204,613
*	Accuray, Inc.	6,422	24,982
»	Achillion Pharmaceuticals, Inc.	18,031	7,343
*	Acorda Therapeutics, Inc.	6,995	14,200
*	Addus HomeCare Corp.	1,000	94,340
*	Aduro Biotech, Inc.	5,482	9,210
#*	Adverum Biotechnologies, Inc.	3,621	35,739
*	Aeglea BioTherapeutics, Inc.	2,100	15,246
*	Affimed NV	9,000	23,580
	Agilent Technologies, Inc.	33,698	2,782,107
#*	Agios Pharmaceuticals, Inc.	2,444	119,096
*	Akebia Therapeutics, Inc.	4,833	34,894
*	Akorn, Inc.	7,820	11,965
*	Albireo Pharma, Inc.	500	11,350
*	Alexion Pharmaceuticals, Inc.	19,948	1,982,632
*	Align Technology, Inc.	6,306	1,621,273
*	Alkermes P.L.C.	3,226	56,165
	Allergan P.L.C.	21,138	3,945,196
*	Allscripts Healthcare Solutions, Inc.	42,922	368,271
#*	Alnylam Pharmaceuticals, Inc.	4,046	464,440
#*	AMAG Pharmaceuticals, Inc.	7,067	62,614
*	Amedisys, Inc.	5,572	983,402
*	American Renal Associates Holdings, Inc.	5,278	47,924
	AmerisourceBergen Corp.	43,877	3,754,116
	Amgen, Inc.	56,803	12,272,288
*	Amicus Therapeutics, Inc.	6,358	56,205
*	AMN Healthcare Services, Inc.	13,634	918,659
*	Amphastar Pharmaceuticals, Inc.	2,833	53,572
*	AnaptysBio, Inc.	2,977	43,226
*	AngioDynamics, Inc.	7,077	97,450
*	ANI Pharmaceuticals, Inc.	1,307	81,034
*	Anika Therapeutics, Inc.	2,735	112,436
	Anthem, Inc.	25,422	6,743,948
*	Applied Genetic Technologies Corp.	3,753	23,569
*	Ardelyx, Inc.	4,277	30,281
*	Arena Pharmaceuticals, Inc.	2,544	116,235
#*	Arrowhead Pharmaceuticals, Inc.	6,887	288,634
*	Assembly Biosciences, Inc.	3,400	59,704
#*	Assertio Therapeutics, Inc.	1,202	1,286
#*	Atara Biotherapeutics, Inc.	3,132	41,436
*	AtriCure Inc.	3,949	153,616
	Atrion Corp.	364	261,785
*	Avanos Medical, Inc.	531	14,624
#*	Avrobio, Inc.	880	19,122
	Becton Dickinson and Co.	12,573	3,459,838
*	BioDelivery Sciences International, Inc.	3,149	16,532
*	Biogen, Inc.	21,555	5,795,062
*	BioMarin Pharmaceutical, Inc.	11,569	966,011
*	Bio-Rad Laboratories, Inc., Class A	1,642	592,631
*	BioSpecifics Technologies Corp.	876	51,754
	Bio-Techne Corp.	4,813	1,010,586
*	BioTelemetry, Inc.	4,746	232,174

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Bluebird Bio, Inc.	6,158	$490,731
*	Boston Scientific Corp.	69,266	2,900,167
	Bristol-Myers Squibb Co.	168,437	10,603,109
	Bruker Corp.	34,977	1,730,312
*	Calithera Biosciences, Inc.	5,200	31,200
#	Cantel Medical Corp.	4,819	313,524
*	Capital Senior Living Corp.	3,685	10,281
	Cardinal Health, Inc.	55,014	2,817,267
*	Cardiovascular Systems, Inc.	4,231	192,045
*	Castlight Health, Inc., Class B	100	124
#*	Catabasis Pharmaceuticals, Inc.	4,103	21,746
*	Catalent, Inc.	21,816	1,332,958
*	Centene Corp.	76,543	4,807,666
	Cerner Corp.	44,494	3,196,004
*	Charles River Laboratories International, Inc.	8,160	1,261,373
*	Chembio Diagnostics, Inc.	1,787	7,345
	Chemed Corp.	951	444,155
*	ChemoCentryx, Inc.	5,216	221,263
#*	Chiasma, Inc.	4,800	22,656
*	Chimerix, Inc.	5,901	9,737
#*	Cidara Therapeutics, Inc.	1,583	4,986
*	Cigna Corp.	52,487	10,097,449
*	Collegium Pharmaceutical, Inc.	5,728	115,219
	Computer Programs & Systems, Inc.	997	25,922
*	Concert Pharmaceuticals, Inc.	800	8,544
	CONMED Corp.	4,320	439,258
	Cooper Cos., Inc. (The)	3,583	1,242,907
#*	Corcept Therapeutics, Inc.	12,907	163,532
*	CorVel Corp.	6,563	600,974
#*	Corvus Pharmaceuticals, Inc.	2,175	12,006
#*	Covetrus, Inc.	2,975	36,592
*	CRISPR Therapeutics AG	4,286	222,658
*	Cross Country Healthcare, Inc.	9,956	98,564
*	CryoLife, Inc.	5,698	169,458
*	Cumberland Pharmaceuticals, Inc.	1,705	8,286
*	Cutera, Inc.	1,203	33,901
	CVS Health Corp.	141,665	9,607,720
*	Cymabay Therapeutics, Inc.	3,616	5,569
*	CytomX Therapeutics, Inc.	3,708	27,513
	Danaher Corp.	27,267	4,386,442
*	DaVita, Inc.	28,814	2,301,374
*	Deciphera Pharmaceuticals, Inc.	6,957	435,717
#*	Denali Therapeutics, Inc.	4,274	98,986
	DENTSPLY SIRONA, Inc.	12,321	689,976
*	DexCom, Inc.	2,909	700,342
*	Digirad Corp.	150	426
*	Diplomat Pharmacy, Inc.	7,144	28,433
#*	Eagle Pharmaceuticals, Inc.	2,161	116,305
*	Edwards Lifesciences Corp.	9,001	1,978,960
#*	Eiger BioPharmaceuticals, Inc.	2,909	35,955
*	Elanco Animal Health, Inc.	25,763	796,077
*	Electromed, Inc.	2,300	22,402
*	Emergent BioSolutions, Inc.	7,615	419,510
*	Enanta Pharmaceuticals, Inc.	2,047	105,502
	Encompass Health Corp.	2,644	203,667
*	Endo International P.L.C.	20,988	119,002
	Envista Holdings Corp.	11,469	339,368
#*	Enzo Biochem, Inc.	1,646	4,131
#*	Epizyme, Inc.	6,900	144,417

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Evolent Health, Inc., Class A	24,987	$251,869
#*	Exact Sciences Corp.	6,068	566,023
*	Exelixis, Inc.	36,889	634,491
#*	FibroGen, Inc.	2,814	117,766
*	Five Prime Therapeutics, Inc.	4,115	19,423
*	FONAR Corp.	776	16,381
#*	G1 Therapeutics, Inc.	2,900	56,144
	Gilead Sciences, Inc.	152,173	9,617,334
#*	Global Blood Therapeutics, Inc.	4,426	288,841
*	Globus Medical, Inc., Class A	9,220	482,022
*	GlycoMimetics, Inc.	3,034	12,986
*	Guardant Health, Inc.	2,015	153,221
*	Haemonetics Corp.	7,487	804,029
*	Hanger, Inc.	3,976	97,134
*	Harvard Bioscience, Inc.	3,317	9,851
#*	HealthEquity, Inc.	8,069	533,038
*	HealthStream, Inc.	4,750	121,362
*	Henry Schein, Inc.	16,649	1,147,782
#*	Heska Corp.	1,107	110,910
	Hill-Rom Holdings, Inc.	10,467	1,114,631
*	HMS Holdings Corp.	15,382	420,236
*	Hologic, Inc.	42,774	2,289,264
*	Horizon Therapeutics P.L.C.	19,600	676,004
	Humana, Inc.	15,217	5,116,564
*	ICU Medical, Inc.	2,563	467,671
*	IDEXX Laboratories, Inc.	4,139	1,121,710
*	Illumina, Inc.	5,277	1,530,699
*	Incyte Corp.	5,565	406,635
*	Innoviva, Inc.	10,187	140,632
*	Inogen, Inc.	2,652	117,404
#*	Inovalon Holdings, Inc., Class A	5,033	101,969
*	Insulet Corp.	3,530	684,961
*	Integer Holdings Corp.	4,657	397,708
*	Integra LifeSciences Holdings Corp.	10,333	568,728
#*	Intellia Therapeutics, Inc.	7,157	85,240
*	Intra-Cellular Therapies, Inc.	2,471	56,067
*	IntriCon Corp.	1,700	28,951
*	Intuitive Surgical, Inc.	4,323	2,419,929
#	Invacare Corp.	3,836	29,499
#*	Ionis Pharmaceuticals, Inc.	10,782	628,806
*	IQVIA Holdings, Inc.	24,743	3,841,351
#*	iRadimed Corp.	1,652	42,126
#*	Ironwood Pharmaceuticals Inc.	7,241	87,471
*	Jazz Pharmaceuticals P.L.C.	6,803	975,210
	Johnson & Johnson	204,531	30,448,530
*	Joint Corp. (The)	1,721	28,741
#*	Kala Pharmaceuticals, Inc.	3,757	22,392
*	Karyopharm Therapeutics, Inc.	3,622	58,495
	Kewaunee Scientific Corp.	534	6,590
*	Kindred Biosciences, Inc.	1,675	14,623
*	Laboratory Corp. of America Holdings	8,028	1,408,111
#*	Lannett Co., Inc.	400	3,256
*	Lantheus Holdings, Inc.	7,641	133,794
#	LeMaitre Vascular, Inc.	4,355	156,715
*	LHC Group, Inc.	5,841	851,326
#*	Ligand Pharmaceuticals, Inc.	1,699	149,189
*	LivaNova P.L.C.	6,679	453,972
	Luminex Corp.	6,816	154,621
*	MacroGenics, Inc.	2,879	26,631

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Madrigal Pharmaceuticals, Inc.	1,652	$137,149
*	Magellan Health, Inc.	7,291	533,774
#*	Mallinckrodt P.L.C.	8,123	37,285
*	Masimo Corp.	6,732	1,148,479
	McKesson Corp.	41,951	5,982,632
*	MEDNAX, Inc.	16,172	373,088
*	Medpace Holdings, Inc.	5,469	467,873
	Medtronic P.L.C.	71,524	8,256,731
	Merck & Co., Inc.	112,373	9,601,149
	Meridian Bioscience, Inc.	4,317	42,479
#*	Merit Medical Systems, Inc.	6,597	240,263
#	Merrimack Pharmaceuticals, Inc.	2,200	6,754
*	Mersana Therapeutics, Inc.	5,538	37,381
#	Mesa Laboratories, Inc.	200	52,488
*	Mettler-Toledo International, Inc.	2,599	1,967,911
*	Minerva Neurosciences, Inc.	5,400	43,902
*	Molecular Templates, Inc.	3,072	45,896
#*	Molina Healthcare, Inc.	21,102	2,594,913
*	Momenta Pharmaceuticals, Inc.	4,100	118,982
#*	MyoKardia Inc.	718	48,846
*	Myriad Genetics, Inc.	6,538	180,776
	National Research Corp.	1,731	117,137
*	Natus Medical, Inc.	3,851	120,498
*	Neogen Corp.	4,152	279,305
*	NeoGenomics, Inc.	6,093	196,377
	Neoleukin Therapeutics, Inc.	3,400	42,024
*	Neurocrine Biosciences, Inc.	3,014	301,641
#*	NewLink Genetics Corp.	1,938	3,178
*	NextGen Healthcare, Inc.	5,664	78,503
*	Novocure, Ltd.	5,649	460,168
*	NuVasive, Inc.	3,689	284,496
*	Omnicell, Inc.	4,122	335,036
#*	OPKO Health, Inc.	72,128	104,586
*	Option Care Health, Inc.	18,552	77,547
*	OraSure Technologies, Inc.	3,692	26,029
*	Orthofix Medical, Inc.	1,449	62,684
#*	OrthoPediatrics Corp.	1,393	63,980
*	Otonomy, Inc.	3,300	10,560
*	Ovid therapeutics, Inc.	4,442	15,991
	Owens & Minor, Inc.	6,914	43,282
*	Oxford Immunotec Global P.L.C.	1,100	17,028
*	Pacira BioSciences, Inc.	1,924	83,155
*	PDL BioPharma, Inc.	17,391	57,216
#*	Penumbra, Inc.	2,643	463,741
	PerkinElmer, Inc.	10,773	996,287
	Perrigo Co. P.L.C.	13,498	769,926
#*	PetIQ, Inc.	3,429	102,013
*	Pfenex, Inc.	2,224	23,841
	Pfizer, Inc.	251,336	9,359,753
*	PRA Health Sciences, Inc.	12,365	1,252,698
#*	Premier, Inc., Class A	12,776	444,221
#*	Prestige Consumer Healthcare, Inc.	5,817	235,937
*	Pro-Dex, Inc.	1,452	21,925
*	Protagonist Therapeutics, Inc.	4,126	31,151
*	Prothena Corp. P.L.C.	8,464	103,007
*	Providence Service Corp. (The)	1,646	106,743
	Psychemedics Corp.	600	5,700
	Quest Diagnostics, Inc.	8,777	971,351
*	Quidel Corp.	2,190	168,192

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	R1 RCM, Inc.	12,604	$157,550
#*	Ra Pharmaceuticals, Inc.	1,700	79,679
*	RadNet, Inc.	5,858	132,215
*	Regeneron Pharmaceuticals, Inc.	4,747	1,604,201
#*	REGENXBIO, Inc.	4,538	197,539
*	Repligen Corp.	5,247	526,746
	ResMed, Inc.	12,013	1,909,707
*	Retrophin, Inc.	3,350	51,791
*	Rhythm Pharmaceuticals, Inc.	2,267	39,763
#*	Rigel Pharmaceuticals, Inc.	10,783	24,370
*	Rocket Pharmaceuticals, Inc.	3,300	67,584
*	RTI Surgical Holdings, Inc.	7,852	32,664
#*	Sage Therapeutics, Inc.	2,948	195,393
#*	Sangamo Therapeutics, Inc.	12,900	94,557
#*	Sarepta Therapeutics, Inc.	1,842	213,598
*	SeaSpine Holdings Corp.	289	4,266
*	Seattle Genetics, Inc.	4,292	465,210
#*	SIGA Technologies, Inc.	2,512	12,937
	Simulations Plus, Inc.	2,272	74,022
*	Spectrum Pharmaceuticals, Inc.	6,748	17,072
*	Spero Therapeutics, Inc.	1,099	10,122
	STERIS P.L.C.	4,871	734,011
	Stryker Corp.	22,983	4,842,518
*	Supernus Pharmaceuticals, Inc.	4,614	105,522
*	Surmodics, Inc.	1,314	51,758
*	Syndax Pharmaceuticals, Inc.	5,336	50,052
*	Syneos Health, Inc.	16,667	1,022,687
*	Synlogic, Inc.	3,260	8,737
#*	Syros Pharmaceuticals, Inc.	52	367
#*	Tactile Systems Technology, Inc.	2,040	114,628
*	Taro Pharmaceutical Industries, Ltd.	3,672	296,220
#*	Teladoc Health, Inc.	6,190	629,585
	Teleflex, Inc.	3,278	1,217,810
	Thermo Fisher Scientific, Inc.	20,021	6,270,377
#*	Tivity Health, Inc.	7,661	165,822
#*	Triple-S Management Corp., Class B	7,807	137,559
#*	Ultragenyx Pharmaceutical Inc.	1,349	70,890
*	United Therapeutics Corp.	8,846	863,989
	UnitedHealth Group, Inc.	104,117	28,366,677
	US Physical Therapy, Inc.	1,213	142,091
	Utah Medical Products, Inc.	407	37,472
*	Vanda Pharmaceuticals, Inc.	2,458	31,339
*	Varex Imaging Corp.	5,760	159,264
*	Varian Medical Systems, Inc.	7,444	1,046,403
*	Veeva Systems, Inc., Class A	7,607	1,115,262
#*	Vericel Corp.	4,909	80,508
*	Vertex Pharmaceuticals, Inc.	9,355	2,124,053
#*	Vocera Communications, Inc.	332	7,314
#*	Waters Corp.	6,199	1,387,274
*	Wright Medical Group NV	7,475	225,296
#*	Xencor, Inc.	3,723	126,359
#*	Xenon Pharmaceuticals, Inc.	1,372	20,086
	Zimmer Biomet Holdings, Inc.	16,746	2,476,733
	Zoetis, Inc.	36,717	4,927,789
#*	Zogenix, Inc.	4,233	213,216
TOTAL HEALTH CARE			315,521,445
INDUSTRIALS — (12.3%)
	3M Co.	33,390	5,297,657

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AAON, Inc.	9,209	$482,920
	AAR Corp.	6,170	262,719
	ABM Industries, Inc.	22,229	847,814
*	Acacia Research Corp.	3,806	9,515
	ACCO Brands Corp.	15,408	133,125
	Acme United Corp.	500	11,955
	Acuity Brands, Inc.	8,573	1,010,500
#	ADT, Inc.	57,163	354,411
	Advanced Drainage Systems, Inc.	7,577	314,976
*	AECOM	42,164	2,033,570
*	Aegion Corp.	9,894	206,785
#*	Aerojet Rocketdyne Holdings, Inc.	16,542	861,342
*	Aerovironment, Inc.	3,965	264,109
	AGCO Corp.	21,415	1,502,048
	Air Lease Corp.	33,211	1,426,080
	Aircastle, Ltd.	27,355	877,822
	Alamo Group, Inc.	2,044	254,601
	Albany International Corp., Class A	5,426	378,572
	Allegion P.L.C.	6,115	790,792
	Allied Motion Technologies, Inc.	500	22,920
	Allison Transmission Holdings, Inc.	27,079	1,196,892
	Altra Industrial Motion Corp.	11,440	380,494
	AMERCO	6,442	2,391,721
*	Ameresco, Inc., Class A	6,493	124,601
*	American Woodmark Corp.	2,700	296,055
	AMETEK, Inc.	23,156	2,249,605
#	AO Smith Corp.	12,611	538,364
	Apogee Enterprises, Inc.	4,771	151,813
	Applied Industrial Technologies, Inc.	9,233	596,175
	ARC Document Solutions, Inc.	2,577	3,299
	ArcBest Corp.	5,840	130,290
	Arconic, Inc.	31,398	940,370
	Arcosa, Inc.	6,644	290,675
	Argan, Inc.	3,356	141,321
*	Armstrong Flooring, Inc.	2,090	7,399
	Armstrong World Industries, Inc.	5,964	598,368
*	ASGN, Inc.	16,140	1,092,517
	Astec Industries, Inc.	4,309	177,703
*	Astronics Corp.	5,151	129,805
*	Astronics Corp., Class B	1,188	29,967
*	Atkore International Group, Inc.	8,777	348,447
*	Avis Budget Group, Inc.	22,510	738,328
	AZZ, Inc.	3,314	136,736
	Barnes Group, Inc.	9,557	603,716
	Barrett Business Services, Inc.	1,389	115,051
*	Beacon Roofing Supply, Inc.	21,110	698,952
	BG Staffing, Inc.	2,546	51,226
*	Blue Bird Corp.	2,016	39,776
*	BMC Stock Holdings, Inc.	12,581	367,176
	Brady Corp., Class A	5,547	307,137
#	Briggs & Stratton Corp.	8,492	31,166
#*	BrightView Holdings, Inc.	1,025	16,195
	Brink's Co. (The)	10,118	851,834
*	Builders FirstSource, Inc.	28,469	705,889
#	BWX Technologies, Inc.	11,003	699,681
*	CAI International, Inc.	3,015	82,008
	Carlisle Cos., Inc.	7,448	1,163,601
	Caterpillar, Inc.	61,753	8,111,257
*	CBIZ, Inc.	9,062	244,674

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	2,011	$15,284
#	CH Robinson Worldwide, Inc.	19,561	1,412,695
*	Chart Industries, Inc.	5,655	361,807
#*	Cimpress P.L.C.	4,714	563,936
	Cintas Corp.	10,323	2,879,807
*	CIRCOR International, Inc.	2,327	96,640
*	Civeo Corp.	14,984	20,079
*	Clean Harbors, Inc.	8,582	705,612
#*	Colfax Corp.	23,984	843,277
	Columbus McKinnon Corp.	3,885	135,936
	Comfort Systems USA, Inc.	10,455	485,112
*	Commercial Vehicle Group, Inc.	3,200	15,968
*	Construction Partners, Inc., Class A	2,966	49,769
*	Continental Building Products, Inc.	4,160	153,878
*	Copart, Inc.	27,818	2,822,414
*	Cornerstone Building Brands, Inc.	7,677	65,869
*	CoStar Group, Inc.	2,917	1,904,772
*	Covenant Transportation Group, Inc., Class A	3,969	50,347
*	CPI Aerostructures, Inc.	1,133	7,478
	CRA International, Inc.	684	36,444
	Crane Co.	12,658	1,081,753
	CSW Industrials, Inc.	1,566	118,828
	CSX Corp.	27,933	2,132,405
	Cubic Corp.	5,925	386,843
	Cummins, Inc.	28,731	4,596,098
	Curtiss-Wright Corp.	8,982	1,306,252
	Deere & Co.	22,018	3,491,614
	Deluxe Corp.	7,200	347,040
#	Donaldson Co., Inc.	26,476	1,372,781
	Douglas Dynamics, Inc.	4,728	247,889
	Dover Corp.	14,709	1,674,620
*	Ducommun, Inc.	1,219	49,894
*	DXP Enterprises, Inc.	5,236	181,532
*	Dycom Industries, Inc.	6,464	261,275
	Eastern Co. (The)	406	11,246
	Eaton Corp. P.L.C.	26,746	2,526,695
*	Echo Global Logistics, Inc.	5,738	111,202
	EMCOR Group, Inc.	14,618	1,201,161
	Emerson Electric Co.	44,970	3,221,201
	Encore Wire Corp.	4,262	231,469
#*	Energy Recovery, Inc.	3,528	36,021
	Enerpac Tool Group Corp.	8,274	191,212
	EnerSys	8,254	593,958
	Ennis, Inc.	7,441	155,219
	EnPro Industries, Inc.	2,521	147,327
	Equifax, Inc.	7,735	1,159,476
	ESCO Technologies, Inc.	3,707	355,724
*	Evoqua Water Technologies Corp.	16,637	332,241
*	ExOne Co. (The)	1,400	9,786
	Expeditors International of Washington, Inc.	33,825	2,470,578
	Exponent, Inc.	10,538	766,850
	Fastenal Co.	68,466	2,388,094
	Federal Signal Corp.	13,257	426,345
	FedEx Corp.	14,541	2,103,210
	Flowserve Corp.	25,118	1,172,508
	Fluor Corp.	39,937	714,473
	Forrester Research, Inc.	4,222	174,664
	Fortive Corp.	37,928	2,841,945
	Fortune Brands Home & Security, Inc.	26,458	1,817,929

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Forward Air Corp.	5,320	$348,194
*	Franklin Covey Co.	1,000	31,800
	Franklin Electric Co., Inc.	8,686	501,095
*	FreightCar America, Inc.	1,405	2,262
*	FTI Consulting, Inc.	9,087	1,090,985
#*	Gardner Denver Holdings, Inc.	44,335	1,565,469
#*	Gates Industrial Corp. P.L.C.	3,471	43,283
#	GATX Corp.	5,242	399,073
*	Gencor Industries, Inc.	1,295	14,517
*	Generac Holdings, Inc.	12,958	1,342,319
	General Dynamics Corp.	20,969	3,678,801
	General Electric Co.	471,550	5,870,797
*	Gibraltar Industries, Inc.	5,794	315,889
*	GMS, Inc.	8,137	217,421
*	Goldfield Corp. (The)	3,131	10,645
	Gorman-Rupp Co. (The)	3,775	139,335
*	GP Strategies Corp.	2,804	37,321
	Graco, Inc.	31,266	1,661,788
#	GrafTech International, Ltd.	31,499	337,984
	Graham Corp.	400	7,312
#	Granite Construction, Inc.	9,174	248,891
*	Great Lakes Dredge & Dock Corp.	9,514	99,612
	Greenbrier Cos., Inc. (The)	8,751	210,812
	Griffon Corp.	6,042	125,613
	H&E Equipment Services, Inc.	11,912	322,934
*	Harsco Corp.	18,453	274,950
*	HD Supply Holdings, Inc.	46,459	1,892,740
#	Healthcare Services Group, Inc.	8,956	229,274
	Heartland Express, Inc.	13,348	249,474
#	HEICO Corp.	5,475	670,304
	HEICO Corp., Class A	8,787	844,870
	Heidrick & Struggles International, Inc.	4,482	127,378
	Helios Technologies, Inc.	5,636	239,643
*	Herc Holdings, Inc.	7,086	284,290
	Herman Miller, Inc.	10,085	389,785
*	Hertz Global Holdings, Inc.	21,291	335,546
	Hexcel Corp.	14,657	1,087,843
*	Hill International, Inc.	3,244	10,738
	Hillenbrand, Inc.	12,211	354,485
	HNI Corp.	7,765	279,307
	Honeywell International, Inc.	51,454	8,912,862
*	Houston Wire & Cable Co.	1,900	7,562
*	Hub Group, Inc., Class A	5,891	311,457
	Hubbell, Inc.	11,419	1,635,543
#*	Hudson Technologies, Inc.	2,424	1,987
	Huntington Ingalls Industries, Inc.	8,081	2,109,141
	Hurco Cos., Inc.	600	18,780
*	Huron Consulting Group, Inc.	4,001	259,305
#*	Huttig Building Products, Inc.	2,740	3,973
	Hyster-Yale Materials Handling, Inc.	1,600	86,384
*	IAA Inc.	22,738	1,074,598
	ICF International, Inc.	4,658	407,994
	IDEX Corp.	6,646	1,088,947
*	IES Holdings, Inc.	1,364	34,114
	Illinois Tool Works, Inc.	24,665	4,315,882
	Ingersoll-Rand P.L.C.	22,962	3,059,227
*	InnerWorkings, Inc.	7,179	29,793
	Insperity, Inc.	8,343	728,928
	Insteel Industries, Inc.	2,902	64,918

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	9,097	$146,280
	ITT, Inc.	31,354	2,103,226
	Jacobs Engineering Group, Inc.	18,435	1,705,791
	JB Hunt Transport Services, Inc.	7,395	798,142
*	JELD-WEN Holding, Inc.	9,314	222,418
	John Bean Technologies Corp.	6,000	677,940
	Johnson Controls International P.L.C.	66,384	2,618,849
	Kadant, Inc.	2,282	243,261
	Kaman Corp.	5,016	309,588
	Kansas City Southern	2,727	460,018
#	KAR Auction Services, Inc.	36,751	772,506
	Kelly Services, Inc., Class A	9,921	176,197
	Kennametal, Inc.	15,668	490,252
	Kforce, Inc.	9,003	333,561
	Kimball International, Inc., Class B	5,382	101,074
#	Knight-Swift Transportation Holdings, Inc.	18,440	683,755
	Knoll, Inc.	8,667	214,595
	Korn Ferry	17,290	708,544
*	Kratos Defense & Security Solutions, Inc.	17,831	327,021
	L3Harris Technologies, Inc.	22,956	5,080,851
	Landstar System, Inc.	5,228	579,001
*	Lawson Products, Inc.	796	37,587
*	LB Foster Co., Class A	958	16,248
	Lennox International, Inc.	4,574	1,065,651
	Lincoln Electric Holdings, Inc.	13,027	1,161,748
#	Lindsay Corp.	1,188	118,836
*	LS Starrett Co. (The), Class A	1,000	5,630
	LSI Industries, Inc.	1,800	11,970
*	Lydall, Inc.	2,892	59,112
	Macquarie Infrastructure Corp.	6,266	276,393
*	Manitex International, Inc.	3,706	21,272
*	Manitowoc Co., Inc. (The)	12,841	185,552
	ManpowerGroup, Inc.	21,150	1,935,013
	Marten Transport, Ltd.	5,543	115,073
	Masco Corp.	28,748	1,366,105
*	Masonite International Corp.	2,005	150,596
*	MasTec, Inc.	29,492	1,703,163
	Matthews International Corp., Class A	7,666	286,095
	McGrath RentCorp	5,554	429,435
*	Mercury Systems, Inc.	7,858	603,102
*	Meritor, Inc.	23,825	522,006
*	Middleby Corp. (The)	10,075	1,130,012
	Miller Industries, Inc.	900	30,969
*	Mistras Group, Inc.	3,871	42,852
	Mobile Mini, Inc.	11,404	476,003
	Moog, Inc., Class A	5,588	500,741
*	MRC Global, Inc.	17,222	193,920
	MSA Safety, Inc.	5,336	723,562
	MSC Industrial Direct Co., Inc., Class A	11,202	762,520
	Mueller Industries, Inc.	5,807	169,390
	Mueller Water Products, Inc., Class A	26,198	305,207
*	MYR Group, Inc.	3,112	89,377
*	Navistar International Corp.	17,069	625,067
	Nielsen Holdings P.L.C.	131,005	2,672,502
*	NL Industries, Inc.	1,570	5,275
#	NN, Inc.	3,098	26,736
	Nordson Corp.	11,500	1,941,890
	Northrop Grumman Corp.	14,229	5,329,757
*	Northwest Pipe Co.	1,100	36,003

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NOW, Inc.	36,096	$361,321
#*	NV5 Global, Inc.	2,181	135,462
	nVent Electric P.L.C.	20,552	511,745
	Old Dominion Freight Line, Inc.	7,715	1,513,914
#	Omega Flex, Inc.	391	41,211
*	Orion Group Holdings, Inc.	1,224	5,288
	Oshkosh Corp.	17,734	1,525,833
	PACCAR, Inc.	101,979	7,567,862
*	PAM Transportation Services, Inc.	48	2,564
	Park Aerospace Corp.	565	8,741
	Parker-Hannifin Corp.	16,218	3,173,700
	Park-Ohio Holdings Corp.	4,324	127,126
	Patrick Industries, Inc.	4,554	236,262
	Patriot Transportation Holding, Inc.	404	4,848
	Pentair P.L.C.	33,042	1,418,493
*	PGT Innovations, Inc.	4,692	72,726
#	Pitney Bowes, Inc.	48,535	181,521
	Powell Industries, Inc.	1,050	43,334
	Preformed Line Products Co.	500	27,310
	Primoris Services Corp.	9,291	198,177
*	Proto Labs, Inc.	3,531	365,459
#	Quad/Graphics, Inc.	5,242	22,279
	Quanex Building Products Corp.	2,223	39,392
	Quanta Services, Inc.	28,916	1,132,061
*	Radiant Logistics, Inc.	3,151	15,219
	Raven Industries, Inc.	2,635	82,634
	Raytheon Co.	29,224	6,456,751
*	RBC Bearings, Inc.	3,398	528,423
	Regal Beloit Corp.	8,638	677,737
*	Resideo Technologies, Inc.	9,762	99,377
	Resources Connection, Inc.	6,015	91,578
	REV Group, Inc.	4,519	45,190
*	Rexnord Corp.	20,323	663,546
	Robert Half International, Inc.	40,675	2,366,065
	Rockwell Automation, Inc.	13,399	2,568,052
#	Rollins, Inc.	23,535	893,153
	Roper Technologies, Inc.	5,402	2,061,727
#	RR Donnelley & Sons Co.	3,608	8,659
	Rush Enterprises, Inc., Class A	7,387	317,641
	Rush Enterprises, Inc., Class B	348	15,437
	Ryder System, Inc.	9,464	451,622
*	Saia, Inc.	3,500	304,850
	Schneider National, Inc., Class B	20,115	447,961
*	Sensata Technologies Holding P.L.C.	34,920	1,650,668
#*	SiteOne Landscape Supply, Inc.	9,588	925,721
	Snap-on, Inc.	13,717	2,189,645
*	SP Plus Corp.	2,747	114,852
	Spartan Motors, Inc.	3,151	53,567
	Spirit AeroSystems Holdings, Inc., Class A	20,684	1,351,079
*	SPX Corp.	6,561	321,948
*	SPX FLOW, Inc.	7,958	348,083
	Standex International Corp.	1,282	93,701
	Stanley Black & Decker, Inc.	16,396	2,612,375
	Steelcase, Inc., Class A	15,524	288,902
*	Sterling Construction Co., Inc.	1,372	18,076
#*	Sunrun, Inc.	24,039	409,384
	Systemax, Inc.	13,866	327,931
#*	Team, Inc.	3,960	53,856
*	Teledyne Technologies, Inc.	4,089	1,492,730

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Tennant Co.	2,464	$190,270
	Terex Corp.	14,474	366,916
	Tetra Tech, Inc.	8,750	749,000
*	Textainer Group Holdings, Ltd.	1,000	9,470
	Textron, Inc.	32,251	1,481,288
*	Thermon Group Holdings, Inc.	3,145	74,537
	Timken Co. (The)	13,819	725,912
	Titan International, Inc.	6,299	18,015
*	Titan Machinery, Inc.	1,852	22,613
	Toro Co. (The)	23,303	1,864,706
#*	TPI Composites, Inc.	6,062	125,787
*	Transcat, Inc.	923	28,244
#	TransDigm Group, Inc.	3,841	2,470,838
	TransUnion	17,718	1,624,741
#*	Trex Co., Inc.	4,022	395,121
*	TriMas Corp.	4,787	137,531
*	TriNet Group, Inc.	22,889	1,306,046
#	Trinity Industries, Inc.	22,537	458,177
	Triton International, Ltd.	26,095	979,867
#	Triumph Group, Inc.	7,373	150,630
*	TrueBlue, Inc.	9,340	204,639
#*	Tutor Perini Corp.	10,903	122,768
*	Twin Disc, Inc.	1,000	9,750
*	Ultralife Corp.	1,376	9,563
	UniFirst Corp.	2,349	479,032
	Union Pacific Corp.	14,027	2,516,724
	United Parcel Service, Inc., Class B	31,437	3,254,358
*	United Rentals, Inc.	14,693	1,993,693
	United Technologies Corp.	65,414	9,825,183
#*	Univar Solutions, Inc.	37,328	804,418
	Universal Forest Products, Inc.	9,153	438,429
	Universal Logistics Holdings, Inc.	1,639	27,699
#*	Upwork, Inc.	7,278	66,812
#*	USA Truck, Inc.	1,300	7,397
	Valmont Industries, Inc.	3,833	544,516
*	Vectrus, Inc.	1,788	99,681
	Verisk Analytics, Inc.	25,879	4,204,561
*	Veritiv Corp.	2,117	29,807
	Viad Corp.	2,443	158,795
#*	Vicor Corp.	2,080	104,104
*	Volt Information Sciences, Inc.	3,314	8,351
	VSE Corp.	1,028	31,981
	Wabash National Corp.	8,546	99,134
*	WABCO Holdings, Inc.	11,076	1,502,459
#	Wabtec Corp.	22,333	1,649,515
#	Watsco, Inc.	5,603	974,474
	Watts Water Technologies, Inc., Class A	4,878	486,385
*	Welbilt, Inc.	19,187	289,532
	Werner Enterprises, Inc.	14,808	545,823
*	WESCO International, Inc.	17,456	845,045
#*	Willdan Group, Inc.	407	13,484
*	Willis Lease Finance Corp.	474	28,108
*	WillScot Corp.	19,203	361,977
	Woodward, Inc.	11,090	1,289,878
	WW Grainger, Inc.	10,481	3,172,284
#*	XPO Logistics, Inc.	16,377	1,456,243
	Xylem, Inc.	19,524	1,594,330
#*	YRC Worldwide, Inc.	3,057	6,909
TOTAL INDUSTRIALS			294,594,732

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (21.6%)
*	A10 Networks Inc.	2,977	$20,273
*	Acacia Communications, Inc.	6,401	438,789
	Accenture P.L.C., Class A	43,563	8,939,563
*	ACI Worldwide, Inc.	17,352	597,776
#*	Adesto Technologies Corp.	3,459	24,559
*	Adobe, Inc.	25,257	8,868,743
	ADTRAN, Inc.	9,073	82,111
*	Advanced Micro Devices, Inc.	40,683	1,912,101
*	Agilysys, Inc.	5,872	190,840
*	Airgain, Inc.	869	8,212
*	Akamai Technologies, Inc.	10,100	942,835
*	Alarm.com Holdings, Inc.	4,961	217,937
	Alliance Data Systems Corp.	10,234	1,051,953
#*	Altair Engineering, Inc., Class A	1,700	62,815
#*	Alteryx, Inc., Class A	2,791	389,261
	Amdocs, Ltd.	19,815	1,425,689
	American Software, Inc., Class A	1,400	20,902
*	Amkor Technology, Inc.	32,186	362,093
*	Amtech Systems, Inc.	1,892	9,706
	Analog Devices, Inc.	20,570	2,257,557
*	Anaplan, Inc.	4,873	280,636
*	Anixter International, Inc.	7,471	729,170
*	ANSYS, Inc.	6,254	1,715,660
#*	Appfolio, Inc., Class A	1,445	189,931
	Apple, Inc.	346,379	107,207,764
	Applied Materials, Inc.	71,884	4,168,553
#*	Applied Optoelectronics, Inc.	821	9,277
*	Arista Networks, Inc.	7,790	1,739,819
*	Arlo Technologies, Inc.	11,974	51,129
*	Arrow Electronics, Inc.	20,808	1,580,160
*	Aspen Technology, Inc.	8,463	1,006,928
	AstroNova, Inc.	667	8,297
*	Asure Software, Inc.	1,020	8,599
*	Atlassian Corp. P.L.C., Class A	1,914	281,358
*	Autodesk, Inc.	14,681	2,889,955
	Automatic Data Processing, Inc.	32,663	5,598,112
*	Avalara, Inc.	6,375	542,767
#*	Avaya Holdings Corp.	19,531	249,411
*	Avid Technology, Inc.	2,813	23,643
	Avnet, Inc.	25,629	935,202
*	Aware, Inc.	500	1,800
*	AXT, Inc.	2,116	8,252
	Badger Meter, Inc.	2,964	175,054
	Bel Fuse, Inc., Class B	878	15,207
	Belden, Inc.	5,498	270,886
	Benchmark Electronics, Inc.	8,185	251,934
#*	Black Knight, Inc.	17,437	1,166,884
	Blackbaud, Inc.	7,340	574,942
#*	Blackline Inc.	3,619	221,374
	Booz Allen Hamilton Holding Corp.	21,189	1,653,590
*	Bottomline Technologies De, Inc.	4,116	220,618
*	Brightcove, Inc.	4,594	39,784
	Broadcom, Inc.	15,710	4,794,064
	Broadridge Financial Solutions, Inc.	12,092	1,440,762
	Brooks Automation, Inc.	7,442	283,391
	Cabot Microelectronics Corp.	3,765	547,845
*	CACI International, Inc., Class A	4,202	1,123,783
*	Cadence Design Systems, Inc.	22,177	1,599,183
*	CalAmp Corp.	13,929	133,997

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Calix, Inc.	5,447	$49,895
*	Cardtronics P.L.C., Class A	10,306	463,770
	Cass Information Systems, Inc.	1,580	85,352
	CDK Global, Inc.	20,232	1,086,054
	CDW Corp.	15,481	2,019,496
	Cerence Inc.	5,365	114,543
#*	Ceridian HCM Holding, Inc.	10,709	784,863
*	CEVA, Inc.	2,935	80,272
*	ChannelAdvisor Corp.	1,902	17,803
*	Ciena Corp.	28,700	1,167,229
*	Cirrus Logic, Inc.	5,778	443,808
	Cisco Systems, Inc.	311,190	14,305,404
	Citrix Systems, Inc.	13,329	1,615,741
*	Clearfield, Inc.	1,200	15,264
#*	ClearOne, Inc.	1,716	3,157
	Cognex Corp.	11,193	570,507
	Cognizant Technology Solutions Corp., Class A	39,232	2,408,060
*	Coherent, Inc.	3,804	538,000
	Cohu, Inc.	5,249	117,420
*	CommScope Holding Co., Inc.	8,901	108,459
*	CommVault Systems, Inc.	3,665	164,998
*	Computer Task Group, Inc.	2,600	15,496
	Comtech Telecommunications Corp.	4,990	144,261
*	Conduent, Inc.	31,474	134,709
	CoreLogic, Inc.	16,467	765,715
*	Cornerstone OnDemand Inc.	4,493	264,188
#*	Coupa Software, Inc.	3,310	533,407
	CSG Systems International, Inc.	7,754	386,304
*	CyberOptics Corp.	483	10,853
	Daktronics, Inc.	4,036	23,812
*	DASAN Zhone Solutions, Inc.	1,582	14,017
*	Dell Technologies, Inc., Class C	14,256	695,265
*	Digi International, Inc.	2,612	41,257
*	Digital Turbine, Inc.	10,580	66,019
#*	DocuSign, Inc.	3,200	251,232
	Dolby Laboratories, Inc., Class A	5,867	406,818
*	Dropbox, Inc., Class A	17,914	304,896
*	DSP Group, Inc.	1,896	27,416
	DXC Technology Co.	39,286	1,252,438
#	Ebix, Inc.	4,775	164,403
*	EchoStar Corp., Class A	11,657	465,173
*	eGain Corp.	5,400	38,880
*	Elastic N.V.	1,456	94,465
*	EMCORE Corp.	1,184	3,990
*	Endurance International Group Holdings, Inc.	39,008	184,118
*	Envestnet, Inc.	6,713	529,454
*	EPAM Systems, Inc.	3,585	817,882
*	ePlus, Inc.	2,542	202,648
*	Euronet Worldwide, Inc.	9,535	1,503,097
	EVERTEC, Inc.	17,184	576,867
*	Evo Payments, Inc., Class A	2,918	80,858
*	ExlService Holdings, Inc.	6,245	456,572
*	F5 Networks, Inc.	12,674	1,547,749
*	Fabrinet	3,800	239,552
*	Fair Isaac Corp.	4,534	1,824,391
*	FARO Technologies, Inc.	3,724	192,382
	Fidelity National Information Services, Inc.	40,571	5,828,430
*	FireEye, Inc.	9,000	143,820
*	Fiserv, Inc.	32,949	3,908,081

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Fitbit, Inc., Class A	36,521	$238,117
*	FleetCor Technologies, Inc.	9,123	2,875,843
*	Flex, Ltd.	54,398	715,334
	FLIR Systems, Inc.	11,792	607,760
*	FormFactor, Inc.	11,485	290,685
*	Fortinet, Inc.	10,500	1,211,280
*	Frequency Electronics, Inc.	1,723	15,938
*	Gartner, Inc.	7,263	1,167,745
*	Genasys, Inc.	2,697	10,303
	Genpact, Ltd.	32,446	1,436,384
	Global Payments, Inc.	15,358	3,001,721
	GlobalSCAPE, Inc.	2,764	31,897
*	Globant SA	5,442	667,733
*	GoDaddy, Inc., Class A	11,671	784,408
*	GSI Technology, Inc.	2,247	18,223
#*	GTT Communications, Inc.	9,048	107,219
#*	Guidewire Software, Inc.	8,540	960,750
	Hackett Group, Inc. (The)	4,000	61,820
*	Harmonic, Inc.	9,882	69,520
	Hewlett Packard Enterprise Co.	144,284	2,009,876
	HP, Inc.	120,763	2,574,667
*	HubSpot, Inc.	3,307	598,369
*	I3 Verticals, Inc., Class A	1,689	54,538
*	Ichor Holdings, Ltd.	4,111	137,266
*	Identiv, Inc.	2,402	11,385
#*	II-VI, Inc.	4,378	147,320
*	Immersion Corp.	4,600	33,672
#*	Infinera Corp.	27,228	200,670
*	Information Services Group, Inc.	4,171	11,262
*	Inphi Corp.	3,230	245,351
*	Insight Enterprises, Inc.	8,489	559,170
	Intel Corp.	246,515	15,759,704
	InterDigital, Inc.	3,428	189,397
#*	Internap Corp.	200	200
	International Business Machines Corp.	96,919	13,930,168
*	Intevac, Inc.	1,900	11,400
	Intuit, Inc.	21,758	6,100,508
*	Iteris, Inc.	2,900	14,674
*	Itron, Inc.	6,455	527,696
#	j2 Global, Inc.	10,355	992,630
	Jack Henry & Associates, Inc.	5,680	849,387
	Juniper Networks, Inc.	46,698	1,071,252
	KBR, Inc.	44,438	1,208,714
*	Key Tronic Corp.	334	1,937
*	Keysight Technologies, Inc.	20,038	1,863,334
*	Kimball Electronics, Inc.	1,207	19,529
	KLA Corp.	16,983	2,814,762
*	Knowles Corp.	19,903	392,686
	Kulicke & Soffa Industries, Inc.	8,480	219,547
*	KVH Industries, Inc.	1,119	11,515
	Lam Research Corp.	20,609	6,145,810
#*	Lantronix, Inc.	3,255	12,434
*	Lattice Semiconductor Corp.	13,590	252,774
	Leidos Holdings, Inc.	16,707	1,678,552
*	LGL Group, Inc. (The)	400	5,560
*	Limelight Networks, Inc.	9,772	48,762
*	LiveRamp Holdings, Inc.	12,127	487,990
	LogMeIn, Inc.	11,094	953,751
#*	Lumentum Holdings, Inc.	7,330	555,394

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Luna Innovations, Inc.	6,774	$55,479
*	MagnaChip Semiconductor Corp.	3,441	46,281
*	Majesco	2,700	18,819
*	Manhattan Associates, Inc.	8,544	730,170
	ManTech International Corp., Class A	5,183	416,091
#	Marvell Technology Group, Ltd.	54,493	1,310,012
	Mastercard, Inc., Class A	81,370	25,708,038
	MAXIMUS, Inc.	12,054	864,874
*	MaxLinear, Inc.	8,648	168,550
	Methode Electronics, Inc.	2,769	90,685
	Microsoft Corp.	354,736	60,386,709
*	MicroStrategy, Inc., Class A	1,106	168,145
*	Mimecast, Ltd.	2,916	148,803
	MKS Instruments, Inc.	5,684	595,797
*	MoneyGram International, Inc.	4,365	8,992
#*	MongoDB, Inc.	2,008	329,131
	Monolithic Power Systems, Inc.	2,935	502,384
	Motorola Solutions, Inc.	11,789	2,086,653
*	Napco Security Technologies, Inc.	2,904	85,378
	National Instruments Corp.	20,479	913,978
*	NCR Corp.	25,960	875,371
*	NeoPhotonics Corp.	13,287	101,380
	NetApp, Inc.	24,218	1,293,241
*	NETGEAR, Inc.	6,047	155,529
*	Netscout Systems, Inc.	17,095	439,512
*	New Relic, Inc.	2,518	166,213
	NIC, Inc.	9,866	194,656
	NortonLifeLock Inc.	48,522	1,378,995
*	Novanta, Inc.	5,473	496,565
*	Nuance Communications, Inc.	42,026	795,132
#*	Nutanix, Inc., Class A	10,372	336,779
	NVE Corp.	386	28,317
	NVIDIA Corp.	38,814	9,176,794
#*	Okta, Inc.	2,262	289,649
*	OneSpan, Inc.	4,089	67,959
*	Onto Innovation Inc.	5,962	226,198
	Oracle Corp.	221,046	11,593,863
*	OSI Systems, Inc.	3,192	276,236
*	Palo Alto Networks, Inc.	1,958	459,699
*	PAR Technology Corp.	1,359	46,247
	Paychex, Inc.	37,227	3,192,960
*	Paycom Software, Inc.	6,879	2,188,623
*	Paylocity Holding Corp.	4,759	675,255
*	PayPal Holdings, Inc.	49,398	5,625,938
	PC Connection, Inc.	4,867	242,571
	PC-Tel, Inc.	8,847	71,218
#*	PDF Solutions, Inc.	2,200	34,672
	Pegasystems, Inc.	6,779	584,418
*	Perficient, Inc.	5,864	291,441
	Perspecta, Inc.	32,590	914,801
*	PFSweb, Inc.	1,693	7,297
*	Photronics, Inc.	20,910	267,230
*	Pixelworks, Inc.	4,600	18,400
	Power Integrations, Inc.	2,673	261,072
*	Powerfleet, Inc.	2,102	15,849
*	PRGX Global, Inc.	1,900	7,524
	Progress Software Corp.	11,017	497,197
*	Proofpoint, Inc.	4,658	572,049
*	PTC, Inc.	9,084	755,062

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Pure Storage, Inc., Class A	24,145	$429,781
	QAD, Inc., Class A	1,155	59,425
	QUALCOMM, Inc.	93,233	7,953,707
*	Qualys, Inc.	4,646	398,348
*	Rambus, Inc.	16,625	263,839
*	RealNetworks, Inc.	2,200	2,904
*	RealPage, Inc.	13,788	804,530
	RF Industries, Ltd.	1,338	8,015
*	Ribbon Communications, Inc.	4,779	13,477
	Richardson Electronics, Ltd.	500	2,635
#*	RingCentral, Inc., Class A	3,191	656,006
*	Rosetta Stone, Inc.	3,020	51,793
	Sabre Corp.	60,957	1,313,014
*	SailPoint Technologies Holding, Inc.	9,066	227,466
*	salesforce.com, Inc.	31,871	5,810,402
	Sapiens International Corp. NV	2,199	55,921
*	ScanSource, Inc.	5,587	194,930
	Science Applications International Corp.	13,135	1,152,859
*	Seachange International, Inc.	5,000	22,200
*	Semtech Corp.	5,448	262,539
*	ServiceNow, Inc.	3,560	1,204,099
*	ServiceSource International, Inc.	4,898	9,306
#*	ShotSpotter, Inc.	1,286	35,301
*	Sigmatron International, Inc.	497	1,988
*	Silicon Laboratories, Inc.	3,124	307,120
*	Smith Micro Software, Inc.	6,724	34,091
#*	SolarWinds Corp.	5,876	111,174
*	Splunk, Inc.	6,561	1,018,661
*	SPS Commerce, Inc.	2,934	166,739
*	Square, Inc., Class A	7,484	558,980
	SS&C Technologies Holdings, Inc.	35,224	2,219,464
*	StarTek, Inc.	1,400	10,682
#*	Stratasys, Ltd.	6,894	123,954
*	Super Micro Computer, Inc.	2,836	79,295
#	Switch, Inc., Class A	2,831	45,296
*	Sykes Enterprises, Inc.	10,168	341,543
*	Synaptics, Inc.	2,318	154,587
*	Synchronoss Technologies, Inc.	5,296	28,943
	SYNNEX Corp.	12,245	1,686,871
*	Synopsys, Inc.	11,190	1,650,637
	TE Connectivity, Ltd.	5,294	488,001
*	Tech Data Corp.	7,383	1,062,709
*	Telaria, Inc.	6,046	61,367
*	Telenav, Inc.	2,293	10,296
*	Teradata Corp.	22,482	547,212
	Teradyne, Inc.	36,238	2,391,346
	TESSCO Technologies, Inc.	626	3,881
	TiVo Corp.	15,131	110,154
#*	Trade Desk, Inc. (The), Class A	2,269	610,769
	TransAct Technologies, Inc.	300	3,156
*	Trimble, Inc.	27,719	1,178,612
	TTEC Holdings, Inc.	5,825	231,369
#*	Twilio, Inc., Class A	5,735	713,090
*	Tyler Technologies, Inc.	2,943	952,590
#	Ubiquiti, Inc.	2,640	431,429
*	Unisys Corp.	6,140	59,619
	Universal Display Corp.	2,210	389,336
*	Upland Software, Inc.	302	11,790
*	Verint Systems, Inc.	9,133	529,714

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	VeriSign, Inc.	8,351	$1,738,177
*	ViaSat, Inc.	8,532	543,062
*	Viavi Solutions, Inc.	31,461	443,600
*	Virtusa Corp.	4,344	180,884
	Visa, Inc., Class A	146,048	29,059,171
*	Vishay Precision Group, Inc.	335	11,571
#*	VMware, Inc., Class A	4,449	658,719
	Wayside Technology Group, Inc.	401	6,436
#	Western Union Co. (The)	64,196	1,726,872
*	WEX, Inc.	6,777	1,470,067
*	Workday, Inc., Class A	3,194	589,708
*	Xerox Holdings Corp.	42,307	1,504,860
	Xilinx, Inc.	19,840	1,676,083
	Xperi Corp.	4,264	68,608
*	Zebra Technologies Corp., Class A	3,465	828,204
*	Zendesk, Inc.	5,569	481,162
*	Zix Corp.	2,090	14,108
#*	Zscaler, Inc.	4,522	253,639
TOTAL INFORMATION TECHNOLOGY			518,611,513
MATERIALS — (3.2%)
*	AdvanSix, Inc.	5,770	108,014
*	AgroFresh Solutions, Inc.	3,791	8,871
#	Albemarle Corp.	19,807	1,590,106
*	Amcor, PLC.	180,939	1,916,144
	American Vanguard Corp.	6,217	116,134
	AptarGroup, Inc.	13,179	1,522,306
	Ashland Global Holdings, Inc.	10,442	772,499
	Avery Dennison Corp.	14,194	1,862,821
*	Axalta Coating Systems, Ltd.	77,156	2,222,864
	Balchem Corp.	5,578	602,536
	Ball Corp.	50,863	3,671,291
*	Berry Global Group, Inc.	34,122	1,450,867
	Boise Cascade Co.	9,523	344,733
	Celanese Corp.	14,092	1,458,522
	Chase Corp.	1,529	140,622
#	Chemours Co. (The)	36,199	502,080
*	Clearwater Paper Corp.	2,428	68,470
*	Coeur Mining, Inc.	54,461	328,400
	Commercial Metals Co.	15,594	320,457
#	Compass Minerals International, Inc.	7,740	448,069
*	Corteva, Inc.	18,813	544,072
*	Crown Holdings, Inc.	29,362	2,173,669
	Domtar Corp.	5,740	199,867
*	Dow, Inc.	14,868	684,969
	DuPont de Nemours, Inc.	20,319	1,039,926
	Ecolab, Inc.	28,512	5,591,488
*	Element Solutions, Inc.	57,074	667,766
*	Ferro Corp.	22,476	307,472
	FMC Corp.	16,390	1,566,720
*	Forterra, Inc.	800	10,360
	FutureFuel Corp.	5,003	54,833
*	GCP Applied Technologies, Inc.	13,183	292,926
	Graphic Packaging Holding Co.	63,486	992,286
	Greif, Inc., Class A	7,653	309,334
	Greif, Inc., Class B	1,339	63,469
	Hawkins, Inc.	1,225	51,181
	Haynes International, Inc.	347	9,303
#	HB Fuller Co.	13,059	603,456

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Hecla Mining Co.	70,349	$213,158
	Huntsman Corp.	60,881	1,251,713
*	Ingevity Corp.	6,430	419,365
	Innophos Holdings, Inc.	2,662	85,078
	Innospec, Inc.	5,686	572,751
#	International Flavors & Fragrances, Inc.	10,449	1,369,968
	International Paper Co.	34,144	1,390,344
*	Koppers Holdings, Inc.	2,305	72,331
*	Kraton Corp.	12,901	212,221
	Kronos Worldwide, Inc.	12,911	139,955
#*	Livent Corp.	22,215	209,043
	Louisiana-Pacific Corp.	14,818	454,616
*	LSB Industries, Inc.	1,000	3,020
	LyondellBasell Industries NV, Class A	31,763	2,473,067
	Martin Marietta Materials, Inc.	6,116	1,613,401
	Materion Corp.	3,829	207,915
	Mercer International, Inc.	9,541	105,046
	Minerals Technologies, Inc.	8,295	449,008
	Mosaic Co. (The)	22,504	446,479
	Myers Industries, Inc.	8,836	142,967
	Neenah, Inc.	3,136	208,983
	NewMarket Corp.	2,756	1,211,593
	Newmont Corp.	2,472	111,388
*	OMNOVA Solutions, Inc.	5,800	58,638
	Packaging Corp. of America	9,427	902,635
	PH Glatfelter Co.	6,681	111,573
	PolyOne Corp.	7,683	254,922
	PPG Industries, Inc.	36,255	4,344,799
*	PQ Group Holdings, Inc.	2,891	44,261
#	Quaker Chemical Corp.	1,340	222,467
	Rayonier Advanced Materials, Inc.	8,900	27,412
	Reliance Steel & Aluminum Co.	22,053	2,531,684
	Royal Gold, Inc.	5,173	596,550
	RPM International, Inc.	19,319	1,378,797
*	Ryerson Holding Corp.	4,643	47,591
	Schnitzer Steel Industries, Inc., Class A	10,435	167,795
	Scotts Miracle-Gro Co. (The)	15,624	1,917,690
	Sealed Air Corp.	33,303	1,182,257
	Sensient Technologies Corp.	8,535	509,966
	Sherwin-Williams Co. (The)	12,973	7,225,831
	Silgan Holdings, Inc.	25,977	801,650
	Sonoco Products Co.	21,035	1,201,940
	Stepan Co.	4,943	487,627
	Tecnoglass, Inc.	2,017	15,269
	Trinseo SA	9,167	263,276
#*	US Concrete, Inc.	1,620	57,656
	Valvoline, Inc.	50,091	1,055,918
	Vulcan Materials Co.	12,949	1,833,967
	Westlake Chemical Corp.	8,076	494,251
	WestRock Co.	19,850	774,150
	Worthington Industries, Inc.	9,898	364,048
	WR Grace & Co.	4,844	326,292
TOTAL MATERIALS			77,183,225
REAL ESTATE — (0.4%)
*	Altisource Portfolio Solutions SA	510	9,486
*	CBRE Group, Inc., Class A	59,862	3,654,575
	Consolidated-Tomoka Land Co.	572	36,299
#*	Cushman & Wakefield PLC	28,554	548,808

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Forestar Group, Inc.	740	$15,000
*	FRP Holdings, Inc.	837	39,623
	Griffin Industrial Realty, Inc.	600	24,300
*	Howard Hughes Corp. (The)	4,175	508,014
	Jones Lang LaSalle, Inc.	14,574	2,474,957
*	JW Mays, Inc.	248	7,192
*	Marcus & Millichap, Inc.	6,835	241,959
#*	Maui Land & Pineapple Co., Inc.	7,404	77,372
	Newmark Group, Inc., Class A	19,848	233,611
*	Rafael Holdings, Inc., Class B	1,730	35,015
	RE/MAX Holdings, Inc., Class A	6,670	255,328
#	Realogy Holdings Corp.	19,187	203,190
	RMR Group, Inc. (The), Class A	3,772	173,776
#*	St Joe Co. (The)	5,730	120,387
*	Stratus Properties, Inc.	321	9,550
TOTAL REAL ESTATE			8,668,442
UTILITIES — (1.0%)
	American States Water Co.	9,309	824,405
	American Water Works Co., Inc.	22,855	3,112,851
*	AquaVenture Holdings, Ltd.	5,294	142,938
	Atmos Energy Corp.	11,430	1,337,653
#	Avangrid, Inc.	9,488	505,331
	California Water Service Group	11,633	611,430
	Chesapeake Utilities Corp.	2,228	214,356
	Clearway Energy, Inc., Class A	5,815	120,312
	Clearway Energy, Inc., Class C	10,478	221,819
	Consolidated Edison, Inc.	30,816	2,896,704
	Consolidated Water Co., Ltd.	163	2,789
	Essential Utilities, Inc.	30,038	1,560,174
	Eversource Energy	40,677	3,760,182
	Genie Energy, Ltd., Class B	102	737
	Middlesex Water Co.	3,825	249,619
	New Jersey Resources Corp.	16,598	685,829
	Northwest Natural Holding Co.	6,141	450,627
	ONE Gas, Inc.	9,892	934,794
	Ormat Technologies, Inc.	12,834	1,017,223
	Pattern Energy Group, Inc., Class A	27,600	742,716
	SJW Group	5,899	432,692
#	South Jersey Industries, Inc.	22,212	684,130
	Southwest Gas Holdings, Inc.	13,412	1,012,740
	Spire, Inc.	8,761	738,728
	TerraForm Power, Inc., Class A	54,465	985,272
	Unitil Corp.	2,002	123,503
	York Water Co. (The)	1,961	92,873
TOTAL UTILITIES			23,462,427
TOTAL COMMON STOCKS			2,355,258,338
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
#*»	Cidara Therapeutics, Inc. Rights 02/10/2020	363	232
TOTAL INVESTMENT SECURITIES (Cost $1,673,053,165)			2,355,258,570

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 1.518%	6,918,659	6,918,659

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	3,483,663	$40,312,949
TOTAL INVESTMENTS — (100.0%)
(Cost $1,720,277,228)^^			$2,402,490,178
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$230,583,121	—	—	$230,583,121
Consumer Discretionary	312,682,900	$723	—	312,683,623
Consumer Staples	135,012,291	—	—	135,012,291
Energy	37,371,269	—	—	37,371,269
Financials	401,562,786	3,464	—	401,566,250
Health Care	315,514,102	7,343	—	315,521,445
Industrials	294,594,732	—	—	294,594,732
Information Technology	518,611,513	—	—	518,611,513
Materials	77,183,225	—	—	77,183,225
Real Estate	8,668,442	—	—	8,668,442
Utilities	23,462,427	—	—	23,462,427
Rights/Warrants
Health Care	—	232	—	232
Temporary Cash Investments	6,918,659	—	—	6,918,659
Securities Lending Collateral	—	40,312,949	—	40,312,949
TOTAL	$2,362,165,467	$40,324,711	—	$2,402,490,178

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (5.3%)
	A2B Australia, Ltd.	17,255	$16,925
	Accent Group, Ltd.	70,792	79,583
	Adairs, Ltd.	42,993	63,490
#*	Afterpay, Ltd.	13,040	325,634
#*	Ainsworth Game Technology, Ltd.	11,413	5,576
	ALS, Ltd.	123,561	789,642
	Altium, Ltd.	20,821	543,359
	AMA Group, Ltd.	49,486	30,011
	AMP, Ltd.	724,932	874,774
	AP Eagers, Ltd.	29,034	172,887
	APA Group	62,345	468,124
	Appen, Ltd.	10,672	175,947
#	ARB Corp., Ltd.	11,552	142,054
*	Ardent Leisure Group, Ltd.	30,005	28,129
	Aristocrat Leisure, Ltd.	29,760	709,751
	Atlas Arteria, Ltd.	147,662	795,224
	AUB Group, Ltd.	10,909	94,538
	Aurelia Metals, Ltd.	31,225	9,207
	Austal, Ltd.	74,939	193,544
	Australia & New Zealand Banking Group, Ltd.	102,626	1,746,937
	Australian Ethical Investment, Ltd.	5,673	18,225
	Australian Finance Group, Ltd.	18,215	34,555
	Australian Pharmaceutical Industries, Ltd.	123,165	107,712
	Auswide Bank, Ltd.	3,218	13,230
	Baby Bunting Group, Ltd.	14,204	32,081
	Bank of Queensland, Ltd.	83,414	424,084
	Bapcor, Ltd.	51,186	213,924
	Beach Energy, Ltd.	692,428	1,207,841
	Beacon Lighting Group, Ltd.	15,582	11,319
	Bell Financial Group, Ltd.	28,791	26,216
	Bingo Industries, Ltd.	97,388	179,837
#	Blackmores, Ltd.	3,409	202,169
	Boral, Ltd.	98,779	325,531
	Brambles, Ltd.	180,917	1,511,096
	Bravura Solutions, Ltd.	30,043	108,782
	Breville Group, Ltd.	15,637	192,632
	Brickworks, Ltd.	8,530	112,750
	BWX, Ltd.	22,669	62,711
	Caltex Australia, Ltd.	94,643	2,158,238
#*	Cardno, Ltd.	42,097	11,070
	carsales.com, Ltd.	48,962	557,309
	Cedar Woods Properties, Ltd.	15,506	82,576
	Challenger, Ltd.	142,421	843,190
*	Champion Iron, Ltd.	25,022	40,249
#	Citadel Group, Ltd. (The)	2,860	9,090
	City Chic Collective, Ltd.	5,493	11,222
	Clean Seas Seafood, Ltd.	14,344	7,060
#	Clinuvel Pharmaceuticals, Ltd.	6,242	114,066
	CML Group, Ltd.	68,344	24,038
	Coca-Cola Amatil, Ltd.	86,198	684,922
	Cochlear, Ltd.	6,993	1,113,749
#	Codan, Ltd.	17,379	88,420
	Coles Group, Ltd.	117,271	1,286,819
#	Collection House, Ltd.	24,532	17,428
	Collins Foods, Ltd.	16,869	95,932

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Commonwealth Bank of Australia	83,826	$4,746,018
	Computershare, Ltd.	104,825	1,237,779
#	Corporate Travel Management, Ltd.	21,698	255,021
	Credit Corp. Group, Ltd.	10,052	236,228
	Crown Resorts, Ltd.	27,656	214,989
*	CSG, Ltd.	27,740	5,668
	CSL, Ltd.	20,607	4,238,213
	CSR, Ltd.	106,659	341,928
	Data#3, Ltd.	18,045	54,099
	Decmil Group, Ltd.	13,977	3,802
	Dicker Data, Ltd.	5,460	24,486
#	Domain Holdings Australia, Ltd.	47,193	118,266
#	Domino's Pizza Enterprises, Ltd.	7,056	256,512
	DWS, Ltd.	10,135	7,296
*	Eclipx Group, Ltd.	112,092	118,869
	Elanor Investor Group	5,923	8,558
	Elders, Ltd.	31,351	154,263
*	Emeco Holdings, Ltd.	81,617	123,005
	Emeco Holdings, Ltd.	7,932	10,991
*	EML Payments, Ltd.	25,801	89,421
	EQT Holdings, Ltd.	1,744	36,262
	Estia Health, Ltd.	35,289	57,654
	EVENT Hospitality and Entertainment, Ltd.	14,335	123,221
	Evolution Mining, Ltd.	151,678	382,810
*	Fleetwood Corp., Ltd.	8,885	12,405
	FlexiGroup, Ltd.	71,549	99,349
	Flight Centre Travel Group, Ltd.	13,944	363,180
	Fortescue Metals Group, Ltd.	409,002	3,029,815
	Freedom Foods Group, Ltd.	4,298	13,761
#*	Galaxy Resources, Ltd.	28,503	19,157
	Genworth Mortgage Insurance Australia, Ltd.	51,269	124,951
*	Gold Road Resources, Ltd.	19,058	18,354
#	GUD Holdings, Ltd.	14,479	115,147
#	GWA Group, Ltd.	37,983	90,215
	Hansen Technologies, Ltd.	35,326	86,305
	Harvey Norman Holdings, Ltd.	78,630	220,657
	Healius, Ltd.	132,352	259,057
#	Helloworld Travel, Ltd.	2,504	7,053
#	HT&E, Ltd.	55,611	63,213
	HUB24, Ltd.	3,753	26,935
	Huon Aquaculture Group, Ltd.	3,674	11,039
	IGO, Ltd.	110,186	445,010
	Iluka Resources, Ltd.	70,153	448,706
	Imdex, Ltd.	60,835	58,802
*	IMF Bentham, Ltd.	43,274	136,248
	Infigen Energy	263,899	138,546
	Infomedia, Ltd.	52,496	71,150
	Insurance Australia Group, Ltd.	229,522	1,079,236
*	Intega Group, Ltd.	42,097	12,036
	Integral Diagnostics, Ltd.	16,030	43,118
	Integrated Research, Ltd.	13,001	25,530
#	InvoCare, Ltd.	20,340	181,280
	IOOF Holdings, Ltd.	45,615	237,686
	IPH, Ltd.	16,637	100,712
	IRESS, Ltd.	36,195	334,433
#*	iSelect, Ltd.	14,507	4,900
*	iSentia Group, Ltd.	11,748	2,024
	James Hardie Industries P.L.C.	56,390	1,185,642
	Japara Healthcare, Ltd.	20,935	13,490

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	JB Hi-Fi, Ltd.	36,851	$969,110
#	Jumbo Interactive, Ltd.	3,096	27,303
*	Karoon Energy, Ltd.	115,788	88,761
#	Kogan.com, Ltd.	3,003	10,236
	LendLease Group	80,193	963,139
	Lifestyle Communities, Ltd.	6,786	41,279
	Link Administration Holdings, Ltd.	151,985	684,860
	Lovisa Holdings, Ltd.	11,914	87,789
	Lycopodium, Ltd.	4,037	16,852
*	Lynas Corp., Ltd.	59,157	85,912
	MACA, Ltd.	49,140	31,392
	Macmahon Holdings, Ltd.	133,653	24,536
	Macquarie Group, Ltd.	22,185	2,119,804
	Magellan Financial Group, Ltd.	25,614	1,128,022
	McMillan Shakespeare, Ltd.	35,589	304,343
	McPherson's, Ltd.	23,483	42,350
	Medibank Pvt, Ltd.	683,198	1,403,788
*	Mesoblast, Ltd.	49,950	97,526
#*	Metals X, Ltd.	37,047	1,960
#	Metcash, Ltd.	326,906	566,510
#	Michael Hill International, Ltd.	11,133	4,705
#	Mineral Resources, Ltd.	44,413	499,334
*	MMA Offshore, Ltd.	57,644	6,512
	MNF Group, Ltd.	4,580	14,890
	Moelis Australia, Ltd.	1,893	6,940
#	Monadelphous Group, Ltd.	37,907	438,005
	Monash IVF Group, Ltd.	56,998	37,706
	Money3 Corp., Ltd.	22,504	36,764
	Mortgage Choice, Ltd.	17,757	15,680
	Mount Gibson Iron, Ltd.	67,839	40,698
#*	Myer Holdings, Ltd.	113,042	32,961
	MyState, Ltd.	3,303	11,992
	National Australia Bank, Ltd.	188,179	3,214,495
	Navigator Global Investments, Ltd.	17,656	37,666
#	Netwealth Group, Ltd.	17,963	95,818
	Newcrest Mining, Ltd.	16,421	328,749
	nib holdings, Ltd.	91,611	328,017
	Nick Scali, Ltd.	7,354	34,403
#	Nine Entertainment Co. Holdings, Ltd.	387,614	479,434
	Northern Star Resources, Ltd.	147,760	1,272,827
	NRW Holdings, Ltd.	80,653	165,905
#*	Nufarm, Ltd.	103,764	378,471
	Objective Corp., Ltd.	3,427	14,875
	OM Holdings, Ltd.	11,518	3,359
#*	Onevue Holdings, Ltd.	67,609	16,293
	oOh!media, Ltd.	55,727	125,214
	Orica, Ltd.	28,292	427,442
	Orora, Ltd.	328,311	700,882
	Over the Wire Holdings, Ltd.	3,409	10,093
	OZ Minerals, Ltd.	74,915	500,397
	Pacific Current Group, Ltd.	7,389	31,374
*	Pact Group Holdings, Ltd.	84,646	155,102
#	Paragon Care, Ltd.	15,431	4,229
	Peet, Ltd.	52,127	46,999
	Pendal Group, Ltd.	71,858	420,518
	Perenti Global, Ltd.	252,732	256,190
#	Perpetual, Ltd.	11,851	334,266
*	Perseus Mining, Ltd.	91,475	72,766
#	Pioneer Credit, Ltd.	5,734	6,723

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Platinum Asset Management, Ltd.	59,485	$186,325
*	Praemium, Ltd.	32,007	10,104
	Premier Investments, Ltd.	12,787	168,149
*	Prime Media Group, Ltd.	65,486	6,744
	Pro Medicus, Ltd.	10,211	160,973
	PWR Holdings, Ltd.	4,526	14,277
	QBE Insurance Group, Ltd.	118,899	1,082,352
	QMS Media, Ltd.	34,568	28,021
	Qube Holdings, Ltd.	121,707	277,421
	Ramelius Resources, Ltd.	58,540	52,483
	Ramsay Health Care, Ltd.	17,780	935,270
#	REA Group, Ltd.	6,227	471,165
	Reckon, Ltd.	5,948	2,725
#	Reece, Ltd.	30,604	227,678
	Regis Healthcare, Ltd.	12,803	20,503
	Regis Resources, Ltd.	50,833	155,826
	Reject Shop, Ltd. (The)	3,970	12,869
#	Reliance Worldwide Corp., Ltd.	86,562	257,514
#*	Resolute Mining, Ltd.	135,921	106,759
	Rio Tinto, Ltd.	8,957	581,205
	Sandfire Resources, Ltd.	48,604	178,515
*	Saracen Mineral Holdings, Ltd.	113,838	306,826
	Seek, Ltd.	78,314	1,174,114
	Servcorp, Ltd.	11,029	32,555
	Service Stream, Ltd.	99,939	173,887
	Seven Group Holdings, Ltd.	21,426	285,384
*	Seven West Media, Ltd.	246,158	40,516
	SG Fleet Group, Ltd.	20,591	30,171
	Sigma Healthcare, Ltd.	201,340	80,324
*	Silver Chef, Ltd.	2,430	1,034
*	Silver Lake Resources, Ltd.	85,282	94,496
	Sims Metal Management, Ltd., Sponsored ADR	819	5,856
#	Sims, Ltd.	61,509	434,411
	SmartGroup Corp., Ltd.	14,052	63,208
	Sonic Healthcare, Ltd.	35,586	745,908
	Southern Cross Media Group, Ltd.	154,987	89,983
	St Barbara, Ltd.	130,150	242,609
	Star Entertainment Grp, Ltd. (The)	98,971	273,314
	Steadfast Group, Ltd.	99,297	252,321
	Suncorp Group, Ltd.	113,770	971,897
	Sunland Group, Ltd.	10,665	12,591
	Super Retail Group, Ltd.	27,252	169,681
#*	Superloop, Ltd.	19,932	11,621
	Sydney Airport	43,271	240,678
#*	Syrah Resources, Ltd.	20,646	6,842
	Tabcorp Holdings, Ltd.	214,346	667,202
	Tassal Group, Ltd.	40,678	116,338
	Technology One, Ltd.	53,386	298,811
*	Thorn Group, Ltd.	17,790	2,641
*	Tiger Resources, Ltd.	41,785	8
	TPG Telecom, Ltd.	61,955	308,008
	Transurban Group	126,448	1,318,065
	Treasury Wine Estates, Ltd.	40,958	351,811
	Virtus Health, Ltd.	5,358	15,401
	Vita Group, Ltd.	31,300	24,661
	Viva Energy Group, Ltd.	8,553	9,731
*	Vocus Group, Ltd.	17,802	39,897
#	Webjet, Ltd.	13,274	102,931
	Wesfarmers, Ltd.	43,161	1,294,917

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Western Areas, Ltd.	50,110	$84,797
*	Westgold Resources, Ltd.	25,582	38,053
	Westpac Banking Corp.	230,467	3,851,432
	Westpac Banking Corp., Sponsored ADR	12,660	210,536
	WiseTech Global, Ltd.	12,522	204,620
	Woolworths Group, Ltd.	81,912	2,275,010
	Worley, Ltd.	97,671	976,282
	WPP AUNZ, Ltd.	63,742	24,523
*	Xero, Ltd.	9,785	551,558
TOTAL AUSTRALIA			83,868,414
AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	2,065	43,912
	ANDRITZ AG	14,948	588,144
	CA Immobilien Anlagen AG	10,757	473,290
	DO & CO AG	711	70,907
	Erste Group Bank AG	13,436	493,334
#	FACC AG	2,711	35,934
	Flughafen Wien AG	724	29,309
	IMMOFINANZ AG	15,019	416,762
	Lenzing AG	1,020	80,620
	Mayr Melnhof Karton AG	505	69,403
#	Oesterreichische Post AG	6,642	252,137
	Palfinger AG	2,090	64,737
	POLYTEC Holding AG	633	5,619
#	Porr AG	1,946	33,921
	Raiffeisen Bank International AG	30,399	692,460
#	Rosenbauer International AG	153	7,122
	S IMMO AG	8,477	227,093
	Schoeller-Bleckmann Oilfield Equipment AG	2,586	118,856
*	Semperit AG Holding	1,318	17,835
	Strabag SE	2,164	72,183
	UBM Development AG	575	31,060
	UNIQA Insurance Group AG	31,666	299,463
	Verbund AG	1,985	104,961
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,806	264,692
	Wienerberger AG	7,824	221,985
*	Zumtobel Group AG	4,309	42,293
TOTAL AUSTRIA			4,758,032
BELGIUM — (0.9%)
	Ageas	36,106	1,990,940
*	AGFA-Gevaert NV	41,929	205,942
#*	Argenx SE, ADR	1,556	224,515
	Atenor	345	27,771
	Banque Nationale de Belgique	8	20,752
	Barco NV	1,299	322,995
	Bekaert SA	12,686	322,064
#*	Biocartis NV	1,000	6,354
	bpost SA	21,006	209,333
	Cie d'Entreprises CFE	1,752	191,047
	Colruyt SA	11,620	581,391
	Deceuninck NV	9,767	21,473
	D'ieteren SA	5,893	380,367
	Econocom Group SA	12,277	34,905
	Elia System Operator SA	5,129	494,642
	EVS Broadcast Equipment SA	2,905	65,621
*	Exmar NV	1,527	9,074

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Fagron	12,711	$294,249
*	Galapagos NV	1,355	303,708
*	Galapagos NV	817	182,599
#*	Galapagos NV, Sponsored ADR	491	109,434
	Gimv NV	3,861	237,904
	Immobel SA	892	75,564
	Jensen-Group NV	524	19,957
	KBC Group NV	9,671	709,613
	Kinepolis Group NV	2,000	123,344
	Lotus Bakeries NV	54	163,696
#	Melexis NV	2,684	190,749
	Ontex Group NV	14,812	268,465
	Orange Belgium SA	10,306	209,547
#*	Oxurion NV	5,875	20,010
	Picanol	86	6,200
	Proximus SADP	36,322	1,034,890
	Recticel SA	11,114	94,884
	Resilux	110	17,199
	Roularta Media Group NV	245	4,521
	Sioen Industries NV	1,156	27,744
	Telenet Group Holding NV	8,021	372,946
*	Tessenderlo Group SA	7,983	268,586
	UCB SA	22,288	2,050,990
#	Umicore SA	64,182	2,955,154
	Van de Velde NV	1,419	44,051
TOTAL BELGIUM			14,895,190
CANADA — (7.6%)
*	5N Plus, Inc.	5,997	9,561
	Absolute Software Corp.	7,900	57,844
	Acadian Timber Corp.	1,500	18,611
	Aecon Group, Inc.	14,064	182,894
#*	Africa Oil Corp.	13,871	14,359
#	AG Growth International, Inc.	2,900	99,683
	AGF Management, Ltd., Class B	15,002	80,145
	Agnico Eagle Mines, Ltd.	6,676	412,647
#	Agnico Eagle Mines, Ltd.	4,195	259,335
#*	Aimia, Inc.	40,823	102,721
	AirBoss of America Corp.	2,700	17,587
*	Alacer Gold Corp.	51,456	241,844
	Alamos Gold, Inc., Class A	38,473	242,746
	Alamos Gold, Inc., Class A	4,666	29,398
#	Alaris Royalty Corp.	8,389	138,507
#*	Alcanna, Inc.	5,628	17,606
#*	Alexco Resource Corp.	5,397	9,624
	Algoma Central Corp.	1,600	15,512
	Algonquin Power & Utilities Corp.	82,089	1,256,705
	Algonquin Power & Utilities Corp.	9,626	147,374
	Alimentation Couche-Tard, Inc., Class B	84,220	2,814,758
#	AltaGas, Ltd.	53,056	854,332
	Altus Group, Ltd.	7,075	231,753
	Andrew Peller, Ltd., Class A	4,800	40,006
*	Argonaut Gold, Inc.	31,900	42,906
*	Aritzia, Inc.	20,427	386,344
*	Asanko Gold, Inc.	10,852	10,168
*	ATS Automation Tooling Systems, Inc.	8,850	135,953
#*	Aurora Cannabis, Inc.	32,075	60,593
#	AutoCanada, Inc.	2,455	24,190
	B2Gold Corp.	186,891	809,193

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Badger Daylighting, Ltd.	5,700	$148,724
	Bank of Montreal	25,415	1,938,292
	Bank of Montreal	26,327	2,006,644
	Bank of Nova Scotia (The)	74,327	4,059,510
	Bank of Nova Scotia (The)	8,642	472,026
	Barrick Gold Corp.	1,016	18,817
	Barrick Gold Corp.	141,048	2,612,209
	Barrick Gold Corp.	13,245	247,432
*	Bausch Health Cos., Inc.	5,662	155,309
	BCE, Inc.	4,008	188,860
	BCE, Inc.	10,173	479,352
#	Bird Construction, Inc.	3,200	15,765
*	BlackBerry, Ltd.	57,656	351,147
#*	BlackBerry, Ltd.	25,086	153,025
	BMTC Group, Inc.	1,803	13,781
#*	Bombardier, Inc., Class A	26,300	26,630
*	Bombardier, Inc., Class B	375,947	349,414
#	Boralex, Inc., Class A	28,888	602,470
	Bridgemarq Real Estate Services	1,000	11,591
	BRP, Inc.	4,287	218,853
	BRP, Inc.	2,100	107,247
	CAE, Inc.	46,008	1,364,526
	CAE, Inc.	9,562	283,800
#*	Calfrac Well Services, Ltd.	6,016	4,409
	Calian Group, Ltd.	800	25,873
	Cameco Corp.	32,176	259,421
	Cameco Corp.	56,314	454,454
	Canaccord Genuity Group, Inc.	8,640	32,121
#*	Canada Goose Holdings, Inc.	6,300	188,705
#*	Canada Goose Holdings, Inc.	5,572	167,160
	Canadian Imperial Bank of Commerce	14,929	1,217,423
	Canadian Imperial Bank of Commerce	21,605	1,760,159
#	Canadian Tire Corp., Ltd., Class A	17,514	1,878,315
#	Canadian Western Bank	13,782	340,749
*	Canfor Corp.	15,114	135,791
	Canfor Pulp Products, Inc.	5,300	34,001
#*	Canopy Growth Corp.	6,700	150,869
	CanWel Building Materials Group, Ltd.	6,923	27,621
*	Capstone Mining Corp.	19,300	10,354
	Cascades, Inc.	23,997	205,082
	CCL Industries, Inc., Class B	28,175	1,188,187
*	Celestica, Inc.	12,726	115,043
*	Celestica, Inc.	10,522	95,250
*	Centerra Gold, Inc.	52,107	417,357
	Cervus Equipment Corp.	900	5,760
#	CES Energy Solutions Corp.	67,953	100,127
*	CGI, Inc.	23,264	1,780,161
*	CGI, Inc.	3,100	237,361
#	Chesswood Group, Ltd.	1,100	8,312
#*	China Gold International Resources Corp., Ltd.	34,632	29,571
	CI Financial Corp.	64,986	1,138,753
#	Cineplex, Inc.	16,175	412,747
#	Clearwater Seafoods, Inc.	3,100	12,673
	Cogeco Communications, Inc.	5,325	418,065
	Cogeco, Inc.	1,829	128,143
	Colliers International Group, Inc.	4,681	379,531
	Colliers International Group, Inc.	3,773	305,726
	Computer Modelling Group, Ltd.	27,054	165,178
	Constellation Software, Inc.	2,445	2,569,984

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Continental Gold, Inc.	26,700	$110,359
#*	Copper Mountain Mining Corp.	14,100	7,032
	Corby Spirit and Wine, Ltd.	2,400	28,164
	Corus Entertainment, Inc., Class B	90,369	342,793
	Cott Corp.	16,476	251,918
*	CRH Medical Corp.	17,997	70,035
*	CRH Medical Corp.	3,300	12,903
*	Denison Mines Corp.	45,000	15,642
*	Descartes Systems Group, Inc. (The)	3,800	170,278
*	Detour Gold Corp.	40,314	721,960
#*	DIRTT Environmental Solutions	4,500	11,663
	Dollarama, Inc.	20,116	685,379
	Dorel Industries, Inc., Class B	5,728	22,420
#	DREAM Unlimited Corp., Class A	19,348	170,907
*	Dundee Precious Metals, Inc.	16,725	77,218
	ECN Capital Corp.	75,162	318,050
	E-L Financial Corp., Ltd.	400	246,033
*	Eldorado Gold Corp.	36,346	264,200
	Element Fleet Management Corp.	119,707	1,149,672
	Empire Co., Ltd., Class A	48,998	1,136,647
	Enbridge, Inc.	48,577	1,975,172
	Enbridge, Inc.	51,016	2,074,821
*	Endeavour Mining Corp.	12,745	260,995
#*	Endeavour Silver Corp.	13,413	28,480
	Enerflex, Ltd.	33,780	258,315
#*	Energy Fuels, Inc.	205	294
	Enghouse Systems, Ltd.	8,600	340,647
	Ensign Energy Services, Inc.	27,178	48,466
#	Equitable Group, Inc.	1,900	151,251
*	ERO Copper Corp.	4,300	59,071
*	Essential Energy Services Trust	12,100	3,200
	Evertz Technologies, Ltd.	6,600	86,427
	Exco Technologies, Ltd.	6,124	34,706
#	Extendicare, Inc.	9,400	58,457
	Fairfax Financial Holdings, Ltd.	2,929	1,310,614
	Fiera Capital Corp.	7,600	71,211
	Finning International, Inc.	35,139	607,777
	Firm Capital Mortgage Investment Corp.	4,200	47,922
	First Capital Real Estate Investment Trust	18,589	304,385
#*	First Majestic Silver Corp.	8,237	83,030
	First National Financial Corp.	2,500	72,446
	First Quantum Minerals, Ltd.	54,684	428,083
	FirstService Corp.	3,001	294,998
	FirstService Corp.	4,815	473,750
#*	Fission Uranium Corp.	18,500	3,635
*	Fortuna Silver Mines, Inc.	43,326	169,912
#	Freehold Royalties, Ltd.	7,800	41,611
	Gamehost, Inc.	900	5,685
#*	GDI Integrated Facility Services, Inc.	1,500	37,630
*	Gear Energy, Ltd.	26,600	7,738
#	Genworth MI Canada, Inc.	8,238	363,533
	George Weston, Ltd.	16,114	1,298,593
	Gibson Energy, Inc.	15,436	309,793
	GMP Capital, Inc.	20,837	30,545
	goeasy, Ltd.	1,700	86,169
#*	Golden Star Resources, Ltd.	6,360	18,695
	GoldMoney, Inc.	13,300	18,391
*	Great Canadian Gaming Corp.	6,900	207,772
	Great-West Lifeco, Inc.	19,677	509,842

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Guardian Capital Group, Ltd., Class A	4,250	$88,571
#*	Guyana Goldfields, Inc.	21,834	11,714
*	Heroux-Devtek, Inc.	3,377	50,729
	High Liner Foods, Inc.	1,530	9,561
#	HLS Therapeutics, Inc.	2,100	36,497
#*	Home Capital Group, Inc.	11,300	269,393
	Horizon North Logistics, Inc.	14,000	10,790
	Hudbay Minerals, Inc.	6,494	19,937
	Hudbay Minerals, Inc.	64,431	197,665
	Hydro One, Ltd.	35,729	726,243
	iA Financial Corp., Inc.	32,702	1,799,673
*	IAMGOLD Corp.	80,946	241,602
*	IAMGOLD Corp.	6,100	18,056
*	IBI Group, Inc.	3,800	15,620
	IGM Financial, Inc.	14,700	425,094
*	Imperial Metals Corp.	2,300	3,354
*	Indigo Books & Music, Inc.	1,191	3,375
	Information Services Corp.	2,743	33,267
	Innergex Renewable Energy, Inc.	39,773	565,009
	Intact Financial Corp.	6,213	673,083
#	Inter Pipeline, Ltd.	23,499	391,532
*	Interfor Corp.	16,742	177,237
*	Intertain Group, Ltd. (The)	1,300	11,731
	Intertape Polymer Group, Inc.	18,400	224,960
#	Invesque, Inc.	4,700	30,268
*	Ivanhoe Mines, Ltd., Class A	64,158	165,800
	Jamieson Wellness, Inc.	6,774	135,951
#	Just Energy Group, Inc.	16,822	23,389
	K-Bro Linen, Inc.	900	28,903
#	Keyera Corp.	15,757	411,130
*	Kinaxis, Inc.	2,680	222,517
*	Kinross Gold Corp.	298,651	1,514,242
*	Kinross Gold Corp.	106,246	538,667
	Kirkland Lake Gold, Ltd.	17,436	715,016
	Kirkland Lake Gold, Ltd.	3,908	160,736
*	Knight Therapeutics, Inc.	23,582	139,881
	KP Tissue, Inc.	1,100	8,811
#	Labrador Iron Ore Royalty Corp.	6,100	97,211
	Lassonde Industries, Inc., Class A	600	63,722
#	Laurentian Bank of Canada	3,644	118,263
	Leon's Furniture, Ltd.	6,936	84,905
	Linamar Corp.	9,576	315,486
	Loblaw Cos., Ltd.	25,857	1,352,824
	Lucara Diamond Corp.	75,030	47,057
*	Lundin Gold, Inc.	8,600	68,428
	Lundin Mining Corp.	113,400	594,677
	Magellan Aerospace Corp.	3,300	35,110
	Magna International, Inc.	8,200	415,700
	Magna International, Inc.	31,519	1,597,698
*	Mainstreet Equity Corp.	540	32,072
*	Mav Beauty Brands, Inc.	1,700	5,427
	Mediagrif Interactive Technologies, Inc.	1,302	6,788
	Melcor Developments, Ltd.	1,300	12,554
	Metro, Inc.	15,237	621,142
	Morguard Corp.	753	115,300
	Morneau Shepell, Inc.	11,101	290,569
*	Mountain Province Diamonds, Inc.	5,600	4,570
	MTY Food Group, Inc.	1,707	74,536
#	Mullen Group, Ltd.	27,221	185,738

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	National Bank of Canada	77,180	$4,282,399
	Neo Performance Materials, Inc.	1,200	9,884
*	New Gold, Inc.	108,698	100,205
#	NFI Group, Inc.	12,878	297,963
	Norbord, Inc.	4,800	140,982
	Norbord, Inc.	4,516	132,545
	North American Construction Group, Ltd.	1,900	20,710
	North West Co., Inc. (The)	14,705	306,234
	Nutrien, Ltd.	1,335	56,991
	OceanaGold Corp.	141,841	296,886
	Open Text Corp.	9,500	427,550
	Open Text Corp.	17,963	808,155
	Osisko Gold Royalties, Ltd.	21,459	214,039
	Osisko Gold Royalties, Ltd.	5,317	53,064
#*	Osisko Mining, Inc.	6,095	18,330
	Pan American Silver Corp.	1,233	28,350
	Pan American Silver Corp.	32,208	740,142
	Park Lawn Corp.	3,070	69,338
	Parkland Fuel Corp.	37,036	1,288,732
	Pason Systems, Inc.	30,203	301,254
#	Pembina Pipeline Corp.	1,612	61,743
	Pembina Pipeline Corp.	20,746	794,779
*	Photon Control, Inc.	13,400	13,264
*	PHX Energy Services Corp.	2,100	3,840
	Pinnacle Renewable Energy, Inc.	1,400	10,780
	Pizza Pizza Royalty Corp.	3,756	27,615
*	Points International, Ltd.	1,029	17,174
	Pollard Banknote, Ltd.	1,300	19,391
#	PrairieSky Royalty, Ltd.	39,984	438,392
*	Precision Drilling Corp.	48,546	57,225
*	Precision Drilling Corp.	12,221	14,299
#*	Premier Gold Mines, Ltd.	21,100	25,351
#	Premium Brands Holdings Corp.	4,947	364,278
*	Pretium Resources, Inc.	10,824	117,858
	Quarterhill, Inc.	28,500	41,779
	Quebecor, Inc., Class B	45,480	1,128,580
#*	Questerre Energy Corp., Class A	7,500	1,218
	Recipe Unlimited Corp.	2,400	33,768
	Reitmans Canada, Ltd., Class A	4,300	2,989
	Restaurant Brands International, Inc.	6,200	378,259
#	Restaurant Brands International, Inc.	16,764	1,022,772
	Richelieu Hardware, Ltd.	13,853	305,763
	Ritchie Bros Auctioneers, Inc.	5,562	234,811
	Ritchie Bros Auctioneers, Inc.	15,889	670,834
	Rocky Mountain Dealerships, Inc.	1,700	8,273
	Rogers Communications, Inc., Class B	14,000	700,952
	Rogers Communications, Inc., Class B	21,518	1,077,406
#	Rogers Sugar, Inc.	13,200	47,777
*	Roxgold, Inc.	20,000	15,717
	Royal Bank of Canada	51,136	4,040,957
	Royal Bank of Canada	55,818	4,407,389
	Russel Metals, Inc.	15,715	255,069
*	Sabina Gold & Silver Corp.	10,300	13,854
#*	Sandstorm Gold, Ltd.	26,231	179,974
	Saputo, Inc.	9,564	293,843
#	Savaria Corp.	3,600	36,370
#	Secure Energy Services, Inc.	57,057	196,168
*	SEMAFO, Inc.	41,774	88,068
	Shaw Communications, Inc., Class B	32,022	625,728

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Shaw Communications, Inc., Class B	20,138	$393,295
	ShawCor, Ltd.	23,000	182,832
*	Shopify, Inc., Class A	2,505	1,166,478
	Sienna Senior Living, Inc.	3,100	44,085
#*	Sierra Wireless, Inc.	3,326	32,094
*	Sierra Wireless, Inc.	4,919	47,370
#	Sleep Country Canada Holdings, Inc.	11,405	173,479
#	SNC-Lavalin Group, Inc.	15,340	352,841
#*	Spin Master Corp.	10,865	259,926
#	Sprott, Inc.	15,700	37,726
*	SSR Mining, Inc.	5,994	109,789
*	SSR Mining, Inc.	8,600	157,466
	Stantec, Inc.	15,158	450,708
	Stantec, Inc.	5,660	168,498
*	Stars Group, Inc. (The)	8,992	214,574
#*	Stars Group, Inc. (The)	13,467	321,323
	Stella-Jones, Inc.	21,843	618,285
*	Storm Resources, Ltd.	5,100	5,703
	Sun Life Financial, Inc.	19,311	907,912
	Sun Life Financial, Inc.	15,837	744,656
#*	SunOpta, Inc.	5,100	13,835
#	Superior Plus Corp.	34,962	305,132
*	Taseko Mines, Ltd.	5,100	2,351
	TELUS Corp.	4,708	188,726
*	TeraGo, Inc.	1,600	10,107
*	Teranga Gold Corp.	4,340	24,694
	TerraVest Industries, Inc.	1,000	11,062
#*	Tervita Corp.	819	4,583
	TFI International, Inc.	15,057	482,179
	Thomson Reuters Corp.	4,883	392,551
	Thomson Reuters Corp.	400	32,136
#	Tidewater Midstream and Infrastructure, Ltd.	24,657	20,122
	Timbercreek Financial Corp.	17,830	135,672
#*	TMAC Resources, Inc.	3,200	6,384
	TMX Group, Ltd.	3,026	279,986
*	Torex Gold Resources, Inc.	17,800	244,928
	Toromont Industries, Ltd.	16,300	839,387
	Toronto-Dominion Bank (The)	60,196	3,326,837
	Toronto-Dominion Bank (The)	16,886	933,120
	Total Energy Services, Inc.	14,570	59,451
	Transcontinental, Inc., Class A	16,600	195,176
	TransGlobe Energy Corp.	3,755	4,795
#*	Trevali Mining Corp.	30,400	4,479
#*	Trican Well Service, Ltd.	117,760	92,542
	Tricon Capital Group, Inc.	29,580	243,632
*	Trisura Group, Ltd.	600	19,717
#*	Turquoise Hill Resources, Ltd.	64,127	41,672
	Uni-Select, Inc.	7,819	71,726
	VersaBank	2,200	12,368
	Wajax Corp.	7,400	83,372
*	Wesdome Gold Mines Ltd.	10,200	69,521
	West Fraser Timber Co., Ltd.	13,093	524,551
#	Western Forest Products, Inc.	106,053	85,746
	Wheaton Precious Metals Corp.	6,648	195,784
#*	WildBrain, Ltd.	18,132	20,415
	Winpak, Ltd.	4,811	175,805
	WSP Global, Inc.	24,425	1,735,810
	Yamana Gold, Inc.	185,545	755,696
	Yamana Gold, Inc.	39,631	161,298

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Yangarra Resources, Ltd.	5,600	$4,739
*	Yellow Pages, Ltd.	2,947	22,936
TOTAL CANADA			120,819,998
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	29,250	10,879
	K Wah International Holdings, Ltd.	102,000	49,718
*	Meituan Dianping, Class B	17,000	215,217
TOTAL CHINA			275,814
DENMARK — (2.4%)
*	Agat Ejendomme A.S.	6,708	3,985
*	ALK-Abello A.S.	1,154	308,255
	Alm Brand A.S.	14,637	129,612
	Ambu A.S., Class B	12,560	229,249
#*	Bang & Olufsen A.S.	6,371	38,123
	BankNordik P/F	744	12,841
*	Bavarian Nordic A.S.	2,204	76,489
	Brodrene Hartmann A.S.	226	10,092
	Carlsberg A.S., Class B	4,426	646,345
	Chr Hansen Holding A.S.	15,827	1,177,889
	Coloplast A.S., Class B	10,639	1,341,378
	Columbus A.S.	6,523	8,767
	D/S Norden A.S.	3,069	41,339
	Danske Bank A.S.	64,087	1,069,822
#*	Demant A.S.	21,024	681,764
*	Drilling Co. of 1972 A.S.	583	32,537
	DSV Panalpina A.S.	579	62,834
	FLSmidth & Co. A.S.	6,922	236,370
*	Genmab A.S.	2,504	576,396
	GN Store Nord A.S.	20,928	1,038,030
	H Lundbeck A.S.	25,577	1,086,827
*	H+H International A.S., Class B	1,880	35,839
	ISS A.S.	36,166	876,029
	Jeudan A.S.	186	39,538
*	Jyske Bank A.S.	8,287	315,119
	Matas A.S.	7,736	73,018
*	Nilfisk Holding A.S.	5,997	129,148
*	NKT A.S.	2,878	61,903
#	NNIT A.S.	2,493	39,357
	Novo Nordisk A.S., Sponsored ADR	14,665	892,072
	Novo Nordisk A.S., Class B	217,265	13,225,279
	Novozymes A.S., Class B	25,722	1,341,114
	Orsted A.S.	12,074	1,316,932
	Pandora A.S.	29,756	1,535,881
	Parken Sport & Entertainment A.S.	758	11,569
	Per Aarsleff Holding A.S.	5,205	158,210
	Ringkjoebing Landbobank A.S.	5,368	398,834
	Royal Unibrew A.S.	22,861	2,173,356
	RTX A.S.	954	32,468
	Schouw & Co., A.S.	1,724	141,099
	SimCorp A.S.	7,395	819,786
	Solar A.S., Class B	1,718	81,903
	Spar Nord Bank A.S.	9,865	95,549
#	Sydbank A.S.	8,954	194,836
	Tivoli A.S.	333	37,324
	Topdanmark A.S.	8,571	405,394
	Tryg A.S.	13,292	402,746

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Vestas Wind Systems A.S.	37,216	$3,694,337
*	Vestjysk Bank A.S.	80,297	39,396
*	Zealand Pharma A.S.	3,461	125,220
TOTAL DENMARK			37,502,200
FINLAND — (1.7%)
	Ahlstrom-Munksjo Oyj	1,885	31,410
	Aktia Bank Oyj	9,756	103,316
	Alma Media Oyj	5,161	49,641
	Asiakastieto Group Oyj	898	33,992
	Aspo Oyj	2,264	20,090
#*	BasWare Oyj	341	9,971
	Bittium Oyj	1,503	11,094
#	Cargotec Oyj, Class B	13,989	517,557
	Caverion Oyj	20,567	167,509
	Cramo Oyj	10,119	153,651
	Digia Oyj	3,392	17,253
	Elisa Oyj	27,365	1,648,620
#	Fiskars Oyj Abp	3,943	52,614
*	F-Secure Oyj	18,860	68,772
	Huhtamaki Oyj	25,537	1,135,003
	Ilkka-Yhtyma Oyj	2,760	11,793
	Kemira Oyj	24,181	365,320
	Kesko Oyj, Class A	7,497	473,368
	Kesko Oyj, Class B	18,368	1,241,786
	Kone Oyj, Class B	33,621	2,169,802
	Konecranes Oyj	14,094	424,835
	Lassila & Tikanoja Oyj	4,679	79,711
#	Lehto Group Oyj	2,244	5,605
	Metsa Board Oyj	38,283	231,857
	Metso Oyj	29,888	1,060,572
	Neste Oyj	68,922	2,744,325
#	Nokia Oyj	188,488	733,727
	Nokia Oyj	4,241	16,527
#	Nokian Renkaat Oyj	19,894	534,928
	Nordea Bank Abp	126,848	1,000,622
	Nordea Bank Abp	122,482	965,458
	Olvi Oyj, Class A	2,822	121,827
	Oriola Oyj, Class A	365	862
	Oriola Oyj, Class B	48,584	115,514
	Orion Oyj, Class A	4,913	230,545
	Orion Oyj, Class B	21,765	1,028,331
	Outokumpu Oyj	85,637	294,172
*	Outotec Oyj	44,838	257,799
	Pihlajalinna Oyj	935	15,870
#	Ponsse Oyj	3,505	122,510
	Raisio Oyj, Class V	25,934	105,778
	Revenio Group Oyj	4,236	131,707
	Sampo Oyj, Class A	58,804	2,661,890
	Sanoma Oyj	28,004	335,253
*	SRV Group Oyj	3,096	4,963
#*	Stockmann Oyj Abp, Class B	4,541	11,680
	Stora Enso Oyj, Class R	106,101	1,377,244
	Teleste Oyj	1,086	6,627
	TietoEVRY Oyj	15,377	501,462
	Tikkurila Oyj	13,339	229,742
	Tokmanni Group Corp.	12,015	174,271
	UPM-Kymmene Oyj	55,197	1,739,170
	Uponor Oyj	15,660	211,877

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Vaisala Oyj, Class A	2,919	$109,079
#	Valmet Oyj	23,859	516,111
	Wartsila Oyj Abp	53,108	651,225
	YIT Oyj	42,316	302,083
TOTAL FINLAND			27,338,321
FRANCE — (9.0%)
	ABC arbitrage	2,990	21,990
	Actia Group	1,265	5,656
	Aeroports de Paris	3,202	605,819
	Airbus SE	60,476	8,881,743
	Akka Technologies	4,162	288,978
#	AKWEL	1,450	30,089
	Alstom SA	17,667	936,355
	Altamir	1,314	24,993
	Alten SA	11,163	1,375,758
#*	Amplitude Surgical SAS	1,872	3,337
	Amundi SA	5,700	461,361
	Arkema SA	17,437	1,597,739
	Assystem SA	1,932	67,238
	Atos SE	28,088	2,329,295
	Aubay	1,401	46,536
	AXA SA	193,923	5,156,715
	Axway Software SA	1,706	22,001
*	Bastide le Confort Medical	836	33,520
	Beneteau SA	9,685	103,875
	Bigben Interactive	2,863	44,481
	BioMerieux	7,454	738,783
	BNP Paribas SA	69,997	3,714,567
	Boiron SA	1,586	60,357
	Bonduelle SCA	2,388	56,951
	Bourbon Corp.	1,000	17,175
	Bouygues SA	44,143	1,744,076
	Bureau Veritas SA	62,649	1,726,280
	Burelle SA	22	18,257
	Capgemini SE	12,285	1,525,682
	Carrefour SA	107,754	1,823,380
#	Casino Guichard Perrachon SA	7,486	304,204
*	Cegedim SA	1,985	66,630
*	CGG SA	143,737	403,890
	Chargeurs SA	2,463	46,409
	Cie des Alpes	2,569	85,674
	Cie Plastic Omnium SA	10,055	253,250
	CNP Assurances	21,975	395,556
*	Coface SA	26,052	321,020
	Credit Agricole SA	98,182	1,326,453
	Danone SA	54,185	4,336,124
	Dassault Aviation SA	244	296,811
	Dassault Systemes SE	9,883	1,710,883
	Dassault Systemes SE, Sponsored ADR	1,000	173,630
	Derichebourg SA	29,744	107,879
	Devoteam SA	1,626	151,399
	Edenred	53,752	2,902,691
	Eiffage SA	20,998	2,433,957
	Elior Group SA	11,937	167,358
	Elis SA	20,987	408,663
*	Erytech Pharma SA	1,777	12,204
	EssilorLuxottica SA	6,288	930,992
*	Esso SA Francaise	838	18,918

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Eurofins Scientific SE	2,786	$1,498,462
#	Europcar Mobility Group	29,582	119,986
	Eutelsat Communications SA	66,060	990,117
	Exel Industries, Class A	192	9,424
	Faurecia SE	17,579	837,579
*	Fnac Darty S.A.	7,034	342,717
	Gaztransport Et Technigaz SA	7,653	773,596
	Getlink SE	25,956	457,897
	GL Events	2,714	63,671
	Groupe Crit	1,032	78,719
	Groupe Gorge	547	10,427
	Groupe Open	640	8,638
	Guerbet	757	29,244
	Haulotte Group SA	2,205	11,754
	Hermes International	4,396	3,282,609
	HEXAOM	226	9,067
*	ID Logistics Group	339	66,286
#	Iliad SA	8,972	1,177,495
	Imerys SA	2,773	119,707
	Ingenico Group SA	16,142	1,877,203
	Ipsen SA	8,725	647,482
	IPSOS	9,174	297,238
	Jacquet Metal Service SA	4,428	69,125
#	JCDecaux SA	18,466	493,548
	Kaufman & Broad SA	6,404	271,274
	Kering SA	7,786	4,757,406
	Korian SA	11,368	518,615
	Lagardere SCA	32,168	610,599
	Laurent-Perrier	417	37,903
	Le Belier	180	7,214
	Lectra	5,742	141,957
	Legrand SA	26,563	2,125,350
	Linedata Services	313	10,136
	LISI	4,382	133,262
	LNA Sante SA	508	25,826
	L'Oreal SA	17,797	4,950,158
	LVMH Moet Hennessy Louis Vuitton SE	28,564	12,438,826
	Maisons du Monde SA	4,243	56,236
	Manitou BF SA	2,761	50,554
	Manutan International	96	6,846
	Mersen SA	2,463	80,691
	Metropole Television SA	9,406	156,427
	Natixis SA	121,987	515,137
	Nexans SA	6,075	295,556
	Nexity SA	17,553	847,426
	NRJ Group	2,187	15,107
	Oeneo SA	5,443	82,985
*	OL Groupe SA	2,891	9,679
	Orange SA, Sponsored ADR	5,900	83,131
	Orange SA	192,576	2,722,248
#	Orpea	7,592	988,436
	Pernod Ricard SA	6,731	1,165,384
	Peugeot SA	163,553	3,367,597
#	Plastivaloire	1,658	11,931
	Publicis Groupe SA	49,634	2,200,233
	Quadient	8,062	193,930
#	Rallye SA	3,965	38,626
#*	Recylex SA	633	2,076
	Renault SA	16,671	652,057

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Rexel SA	84,744	$1,013,716
#	Robertet SA	52	52,505
	Rothschild & Co.	3,010	80,830
	Rubis SCA	24,904	1,538,259
	Safran SA	29,005	4,676,682
	Samse SA	4	741
	Sanofi	45,012	4,340,881
	Sartorius Stedim Biotech	3,659	656,145
	Savencia SA	995	68,550
	Schneider Electric SE	31,637	3,155,046
	Schneider Electric SE	278	27,790
	SCOR SE	44,147	1,876,375
	SEB SA	5,699	731,735
	Seche Environnement SA	652	29,690
	SES SA	76,760	942,056
	Societe BIC SA	5,560	375,325
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	162	10,631
	Societe Generale SA	73,305	2,372,125
	Societe pour l'Informatique Industrielle	1,077	32,043
#	Sodexo SA	15,205	1,592,036
#*	Solocal Group	102,434	49,636
	Somfy SA	650	65,698
	Sopra Steria Group	6,146	981,170
	SPIE SA	27,621	535,062
	Stef SA	548	50,312
	Suez	58,160	954,454
	Sword Group	750	29,098
	Synergie SA	2,798	88,722
	Tarkett SA	4,364	60,254
#*	Technicolor SA	28,227	19,544
	Teleperformance	9,051	2,270,874
	Television Francaise 1	17,258	129,928
	Thales SA	15,070	1,653,648
	Thermador Groupe	635	38,594
	Total Gabon	88	13,090
	Trigano SA	1,235	117,106
*	Ubisoft Entertainment SA	18,022	1,366,816
	Union Financiere de France BQE SA	1,214	27,463
	Valeo SA	33,968	1,008,888
#*	Valneva SE	3,076	10,633
	Vetoquinol SA	354	22,724
	VIEL & Cie SA	300	1,591
	Vilmorin & Cie SA	1,348	65,331
	Vinci SA	44,982	4,983,513
*	Virbac SA	989	242,091
	Vivendi SA	32,990	902,242
	Vranken-Pommery Monopole SA	575	11,817
*	Worldline SA	10,328	727,771
TOTAL FRANCE			143,161,623
GERMANY — (7.1%)
	1&1 Drillisch AG	4,635	113,632
	Aareal Bank AG	12,979	425,041
	Adidas AG	22,837	7,219,096
*	ADLER Real Estate AG	6,632	89,034
#	ADO Properties SA	4,740	146,555
*	ADVA Optical Networking SE	9,981	82,351
*	AIXTRON SE	5,902	61,948
	All for One Group AG	315	19,073

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Allgeier SE	500	$18,106
*	Allianz SE, Sponsored ADR	3,199	76,580
	Allianz SE	24,293	5,799,794
	Amadeus Fire AG	1,764	298,643
	Aroundtown SA	211,023	1,997,716
	Atoss Software AG	148	25,805
	Aurubis AG	12,510	680,653
	BASF SE	26,601	1,795,479
	Basler AG	534	31,875
	Bauer AG	2,135	37,703
	Bayerische Motoren Werke AG	59,879	4,265,268
	BayWa AG	4,441	130,495
	Bechtle AG	8,700	1,255,310
	Beiersdorf AG	15,552	1,763,188
	Bertrandt AG	1,257	72,767
	bet-at-home.com AG	361	19,055
	Bijou Brigitte AG	771	42,646
	Bilfinger SE	7,009	247,241
	Borussia Dortmund GmbH & Co. KGaA	13,319	130,123
	Brenntag AG	32,954	1,705,371
	CANCOM SE	6,653	395,828
	Carl Zeiss Meditec AG	5,752	702,261
*	CECONOMY AG	45,024	232,727
	CENIT AG	563	8,071
	CENTROTEC Sustainable AG	1,041	15,825
	Cewe Stiftung & Co. KGAA	1,533	174,859
	comdirect bank AG	1,558	24,001
	Commerzbank AG	164,653	944,855
	CompuGroup Medical SE	6,735	443,042
	Continental AG	10,964	1,251,180
#	Corestate Capital Holding SA	1,650	72,385
	Covestro AG	41,998	1,769,912
	CropEnergies AG	5,982	66,797
	CTS Eventim AG & Co. KGaA	9,608	597,462
	Daimler AG	129,040	5,975,458
*	Delivery Hero SE	11,033	848,917
	Deutsche Bank AG	42,112	385,280
	Deutsche Bank AG	40,032	366,293
	Deutsche Beteiligungs AG	3,090	130,098
	Deutsche Boerse AG	18,058	2,931,237
	Deutsche EuroShop AG	4,905	133,731
	Deutsche Pfandbriefbank AG	17,930	288,790
	Deutsche Post AG	55,278	1,928,642
	Deutsche Telekom AG, Sponsored ADR	6,013	96,869
	Deutsche Telekom AG	180,093	2,916,750
	Deutz AG	30,765	160,676
*	Dialog Semiconductor P.L.C.	37,115	1,630,345
	DIC Asset AG	10,146	190,094
	DMG Mori AG	2,478	116,751
	Dr Hoenle AG	323	15,761
	Draegerwerk AG & Co. KGaA	864	39,346
	Duerr AG	15,025	449,833
	Eckert & Ziegler Strahlen- und Medizintechnik AG	790	150,466
	EDAG Engineering Group AG	1,820	20,392
*	ElringKlinger AG	2,943	19,996
	Energiekontor AG	1,136	26,971
	Evonik Industries AG	14,698	402,781
	Ferratum Oyj	315	4,125
	Fielmann AG	7,465	593,720

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	First Sensor AG	411	$17,511
	Fraport AG Frankfurt Airport Services Worldwide	5,797	431,163
	Freenet AG	31,632	701,704
	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	264,408
	Fresenius Medical Care AG & Co. KGaA	35,797	2,752,251
	Fresenius SE & Co. KGaA	19,690	1,005,378
	Fuchs Petrolub SE	7,871	319,457
	GEA Group AG	14,843	444,440
	Gesco AG	1,666	35,066
	GFT Technologies SE	4,802	70,439
	Grammer AG	139	4,773
	Grand City Properties SA	19,650	503,633
*	H&R GmbH & Co. KGaA	2,873	15,927
	Hamburger Hafen und Logistik AG	4,178	102,819
	Hannover Rueck SE	5,486	1,065,197
*	Heidelberger Druckmaschinen AG	47,568	46,941
	Hella GmbH & Co KGaA	5,661	266,055
	Henkel AG & Co. KGaA	6,403	589,944
	Hochtief AG	4,498	520,262
	HolidayCheck Group AG	8,681	22,475
	Hornbach Baumarkt AG	1,445	31,682
	Hornbach Holding AG & Co. KGaA	1,833	115,803
	Hugo Boss AG	16,186	764,653
*	Hypoport AG	461	162,616
	Indus Holding AG	6,178	251,623
	Infineon Technologies AG	66,345	1,425,286
	Isra Vision AG	4,190	156,888
	Jenoptik AG	6,327	173,889
	K+S AG	40,737	395,334
	KION Group AG	14,810	926,985
	Kloeckner & Co. SE	16,069	102,051
	Knorr-Bremse AG	1,709	186,423
	Koenig & Bauer AG	1,638	43,422
	Krones AG	1,684	127,163
	KWS Saat SE & Co., KGaA	1,272	78,545
	Lanxess AG	21,924	1,314,851
	LEG Immobilien AG	9,566	1,179,873
	Leifheit AG	566	14,967
*	Leoni AG	6,219	72,611
*	LPKF Laser & Electronics AG	2,930	61,358
*	Manz AG	207	4,722
*	Medigene AG	1,388	8,972
	Merck KGaA	3,946	505,993
	METRO AG	50,461	702,114
	MLP SE	13,290	82,835
	MTU Aero Engines AG	7,660	2,319,945
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,662	3,143,586
	Nemetschek SE	12,299	834,263
	New Work SE	402	131,492
	Nexus AG	3,276	124,685
*	Nordex SE	12,619	163,288
	Norma Group SE	7,134	260,084
	OHB SE	906	40,874
	OSRAM Licht AG	11,909	598,779
	Patrizia AG	996	23,776
	Pfeiffer Vacuum Technology AG	1,554	258,174
	PNE AG	7,350	35,784
	ProSiebenSat.1 Media SE	84,258	1,115,457
	PSI Software AG	690	14,854

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Puma SE	16,094	$1,288,691
	Puma SE	2,960	237,674
*	QIAGEN NV	4,086	138,031
*	QIAGEN NV	14,881	497,031
	QSC AG	22,904	29,304
	Rational AG	665	498,702
	Rheinmetall AG	7,291	779,739
	RHOEN-KLINIKUM AG	1,770	30,969
	RIB Software SE	5,917	124,276
*	Rocket Internet SE	17,376	406,172
	RTL Group SA	13,465	611,819
#	S&T AG	8,460	227,111
	SAF-Holland SA	6,576	45,640
	SAP SE, Sponsored ADR	15,059	1,969,265
	SAP SE	28,402	3,698,825
	Scout24 AG	10,406	715,253
	Secunet Security Networks AG	212	30,480
*	Shop Apotheke Europe NV	417	21,062
	Siemens AG	37,027	4,566,840
	Sixt Leasing SE	3,329	49,233
	Sixt SE	3,368	339,411
*	SMA Solar Technology AG	983	36,175
	Software AG	5,844	194,825
	Stabilus SA	4,878	296,344
	STRATEC SE	663	46,971
	Stroeer SE & Co. KGaA	7,837	622,042
*	SUESS MicroTec SE	1,948	22,163
	Symrise AG	21,445	2,203,579
	TAG Immobilien AG	24,369	642,262
	Takkt AG	8,048	105,659
*	Talanx AG	9,696	483,872
	Technotrans SE	943	20,692
*	Tele Columbus AG	6,940	26,032
	Thyssenkrupp AG	127,399	1,566,504
	TLG Immobilien AG	24,428	835,226
	Uniper SE	14,656	480,140
	United Internet AG	30,711	992,843
	VERBIO Vereinigte BioEnergie AG	6,662	94,275
	Vonovia SE	36,344	2,074,386
	Vossloh AG	1,268	55,889
	Wacker Chemie AG	1,909	137,001
	Wacker Neuson SE	6,335	101,711
	Washtec AG	2,119	119,479
	Wirecard AG	11,508	1,688,006
	Wuestenrot & Wuerttembergische AG	5,732	121,574
*	Zalando SE	10,399	497,903
	Zeal Network SE	3,022	76,084
TOTAL GERMANY			112,055,783
HONG KONG — (1.8%)
	Aeon Credit Service Asia Co., Ltd.	28,000	21,682
	AIA Group, Ltd.	654,000	6,480,450
	Allied Properties HK, Ltd.	226,000	42,140
	Asia Standard International Group, Ltd.	80,000	12,182
#	Asiasec Properties, Ltd.	17,000	2,697
	ASM Pacific Technology, Ltd.	45,600	614,449
#	Associated International Hotels, Ltd.	4,000	9,747
	Bank of East Asia, Ltd. (The)	92,607	199,751
	BOC Aviation, Ltd.	55,800	514,437

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	BOC Hong Kong Holdings, Ltd.	264,000	$872,674
	BOCOM International Holdings Co., Ltd.	115,000	15,834
	Bright Smart Securities & Commodities Group, Ltd.	72,000	18,951
*	Brightoil Petroleum Holdings, Ltd.	229,000	33,171
#	Cathay Pacific Airways, Ltd.	86,000	108,456
	Century City International Holdings, Ltd.	232,000	15,776
	China Motor Bus Co., Ltd.	1,000	14,879
#	China New Higher Education Group, Ltd.	42,000	14,296
	China Star Entertainment, Ltd.	140,000	27,354
#*	China Strategic Holdings, Ltd.	1,640,000	6,496
	Chinese Estates Holdings, Ltd.	104,000	73,387
	Chong Hing Bank, Ltd.	12,000	19,030
	Chow Sang Sang Holdings International, Ltd.	97,000	113,257
	Chow Tai Fook Jewellery Group, Ltd.	180,800	162,960
	Chuang's Consortium International, Ltd.	92,000	15,720
	CITIC Telecom International Holdings, Ltd.	185,000	63,872
	CK Asset Holdings, Ltd.	143,000	913,620
	CK Hutchison Holdings, Ltd.	59,704	527,527
	CK Life Sciences Intl Holdings, Inc.	492,000	50,838
	CNQC International Holdings, Ltd.	45,000	6,053
	Convenience Retail Asia, Ltd.	66,000	30,279
#*	Convoy Global Holdings, Ltd.	528,000	2,128
*	Cosmopolitan International Holdings, Ltd.	80,000	15,379
	Cowell e Holdings, Inc.	52,000	12,586
	Cross-Harbour Holdings, Ltd. (The)	19,000	29,748
	CSI Properties, Ltd.	1,430,000	51,199
*	CW Group Holdings, Ltd.	85,500	477
	Dah Sing Banking Group, Ltd.	85,600	109,008
	Dah Sing Financial Holdings, Ltd.	28,400	102,102
	Dickson Concepts International, Ltd.	6,500	3,985
	Eagle Nice International Holdings, Ltd.	24,000	8,526
	Emperor Capital Group, Ltd.	444,000	9,689
	Emperor International Holdings, Ltd.	280,000	54,781
	Emperor Watch & Jewellery, Ltd.	350,000	6,415
*	ENM Holdings, Ltd.	208,000	17,025
*	Esprit Holdings, Ltd.	414,100	73,927
	Far East Consortium International, Ltd.	267,000	114,897
#*	FIH Mobile, Ltd.	666,000	103,162
*	First Shanghai Investments, Ltd.	112,000	5,338
	Fountain SET Holdings, Ltd.	74,000	11,402
*	Freeman Fintech Corp, Ltd.	24,000	346
	Galaxy Entertainment Group, Ltd.	154,000	1,007,866
#*	Genting Hong Kong, Ltd.	96,000	7,470
	Get Nice Holdings, Ltd.	884,000	22,884
	Giordano International, Ltd.	302,000	77,191
	Global Brands Group Holding, Ltd.	128,136	8,141
	Glorious Sun Enterprises, Ltd.	21,000	2,347
	Golden Resources Development International, Ltd.	76,000	6,028
#*	Gold-Finance Holdings, Ltd.	44,000	153
#*	Goodbaby International Holdings, Ltd.	175,000	32,077
	Great Eagle Holdings, Ltd.	33,000	100,616
*	G-Resources Group, Ltd.	1,842,000	12,301
	Guoco Group, Ltd.	6,000	101,547
#	Guotai Junan International Holdings, Ltd.	637,000	107,719
#	Haitong International Securities Group, Ltd.	433,349	124,656
	Hang Seng Bank, Ltd.	63,700	1,287,589
	Hanison Construction Holdings, Ltd.	89,806	12,745
	Harbour Centre Development, Ltd.	9,000	12,600
	Henderson Land Development Co., Ltd.	100,740	452,288

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKBN, Ltd.	102,500	$177,625
	HKR International, Ltd.	122,000	51,449
	Hon Kwok Land Investment Co., Ltd.	26,000	9,992
*	Hong Kong Finance Investment Holding Group, Ltd.	190,000	20,016
	Hongkong Chinese, Ltd.	58,000	6,051
#	Honma Golf, Ltd.	11,500	7,763
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	148,000	26,814
	Hysan Development Co., Ltd.	58,000	216,512
*	I-CABLE Communications, Ltd.	80,392	728
#	IGG, Inc.	274,000	190,579
*	Imagi International Holdings, Ltd.	56,000	7,179
	International Housewares Retail Co., Ltd.	42,000	9,739
	IT, Ltd.	120,000	26,886
	ITC Properties Group, Ltd.	47,000	6,747
	Jacobson Pharma Corp., Ltd.	76,000	15,932
	Johnson Electric Holdings, Ltd.	75,500	166,715
	Karrie International Holdings, Ltd.	74,000	10,502
	Kerry Logistics Network, Ltd.	85,500	136,398
	Kerry Properties, Ltd.	124,000	345,874
	Kingston Financial Group, Ltd.	232,000	26,094
	Kowloon Development Co., Ltd.	64,000	76,468
	Lai Sun Development Co., Ltd.	36,900	43,648
	Lai Sun Garment International, Ltd.	6,000	7,119
*	Landing International Development, Ltd.	244,800	26,051
#	Landsea Green Group Co., Ltd.	96,000	9,486
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	100,000	25,886
*	Leyou Technologies Holdings, Ltd.	275,000	88,210
	Li & Fung, Ltd.	2,451,360	214,668
#	Lifestyle International Holdings, Ltd.	91,000	91,009
	Liu Chong Hing Investment, Ltd.	40,000	51,418
	L'Occitane International SA	53,750	113,823
	Luk Fook Holdings International, Ltd.	83,000	224,816
	Lung Kee Bermuda Holdings	18,000	5,635
	Man Wah Holdings, Ltd.	386,400	266,401
#	Mason Group Holdings, Ltd.	2,620,000	15,484
	Melco International Development, Ltd.	146,000	315,311
	Melco Resorts & Entertainment, Ltd., ADR	1,858	37,476
	MGM China Holdings, Ltd.	182,800	255,248
*	Midland Holdings, Ltd.	89,026	11,356
	Miramar Hotel & Investment	17,000	31,614
	Modern Dental Group, Ltd.	47,000	8,455
	MTR Corp., Ltd.	34,358	192,702
	NagaCorp., Ltd.	330,000	465,481
	Nameson Holdings, Ltd.	26,000	1,785
	New World Development Co., Ltd.	409,000	510,895
#*	NewOcean Energy Holdings, Ltd.	312,000	44,127
#	NOVA Group Holdings, Ltd.	120,000	24,103
#	NWS Holdings, Ltd.	125,242	160,930
	OP Financial, Ltd.	80,000	15,253
	Oriental Watch Holdings	118,000	28,339
	Oshidori International Holdings, Ltd.	288,000	28,905
	Pacific Textiles Holdings, Ltd.	207,000	133,856
	Paliburg Holdings, Ltd.	52,000	17,413
*	PC Partner Group, Ltd.	30,000	6,968
	Perfect Shape Medical, Ltd.	28,000	9,383
	Pico Far East Holdings, Ltd.	98,000	26,510
	Playmates Holdings, Ltd.	90,000	12,674
	Polytec Asset Holdings, Ltd.	98,300	11,989

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Power Assets Holdings, Ltd.	102,000	$736,380
	Prada SpA	81,500	312,490
#*	PT International Development Co., Ltd.	390,000	18,552
	Public Financial Holdings, Ltd.	50,000	17,971
#	Regina Miracle International Holdings, Ltd.	58,000	34,572
#	Sa Sa International Holdings, Ltd.	285,472	50,341
	Samsonite International SA	263,400	491,861
#	SEA Holdings, Ltd.	13,170	11,139
	Singamas Container Holdings, Ltd.	276,000	25,471
	Sino Land Co., Ltd.	314,197	428,199
	Sitoy Group Holdings, Ltd.	91,000	11,280
	SmarTone Telecommunications Holdings, Ltd.	47,500	34,805
	Soundwill Holdings, Ltd.	11,500	13,317
	Stella International Holdings, Ltd.	47,500	65,819
#*	Summit Ascent Holdings, Ltd.	60,000	7,262
	Sun Hung Kai & Co., Ltd.	163,000	72,838
	Sun Hung Kai Properties, Ltd.	90,707	1,263,581
	SUNeVision Holdings, Ltd.	92,000	60,882
	Swire Properties, Ltd.	36,200	112,379
	TAI Cheung Holdings, Ltd.	30,000	23,741
#	Tao Heung Holdings, Ltd.	83,000	13,175
	Techtronic Industries Co., Ltd.	177,500	1,416,289
	Television Broadcasts, Ltd.	65,300	99,972
	Texwinca Holdings, Ltd.	150,000	31,721
	TK Group Holdings, Ltd.	26,000	12,607
#*	TOM Group, Ltd.	136,000	24,253
	Tradelink Electronic Commerce, Ltd.	62,000	9,036
	Transport International Holdings, Ltd.	20,400	51,428
*	Trinity, Ltd.	12,000	315
	Union Medical Healthcare, Ltd.	32,000	21,150
#	United Laboratories International Holdings, Ltd. (The)	94,000	61,525
*	Value Convergence Holdings, Ltd.	44,000	1,712
	Vitasoy International Holdings, Ltd.	132,000	475,791
	VPower Group International Holdings, Ltd.	28,000	8,029
#	VSTECS Holdings, Ltd.	204,400	98,399
	VTech Holdings, Ltd.	16,600	150,043
	Wai Kee Holdings, Ltd.	18,000	10,417
	Wang On Group, Ltd.	720,000	6,850
*	We Solutions, Ltd.	84,000	4,458
	Wharf Holdings, Ltd. (The)	171,000	422,412
	Wharf Real Estate Investment Co., Ltd.	75,000	387,319
	Wheelock & Co., Ltd.	96,000	584,368
	Wynn Macau, Ltd.	74,800	155,259
	Yue Yuen Industrial Holdings, Ltd.	69,000	191,855
TOTAL HONG KONG			28,212,056
IRELAND — (0.6%)
	AIB Group P.L.C.	29,008	85,047
	Bank of Ireland Group P.L.C.	105,794	515,241
	C&C Group P.L.C.	56,898	269,171
	Cairn Homes P.L.C	112,633	153,018
*	Datalex P.L.C.	3,175	1,209
	FBD Holdings P.L.C.	4,987	48,018
	Flutter Entertainment P.L.C.	13,820	1,567,689
	Flutter Entertainment P.L.C.	284	32,223
	Glanbia P.L.C.	32,995	384,389
	Kenmare Resources P.L.C.	5	17
	Kerry Group P.L.C., Class A	4,912	627,836
	Kingspan Group P.L.C.	38,788	2,392,280

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
*	Permanent TSB Group Holdings P.L.C.	16,548	$18,153
	Smurfit Kappa Group P.L.C.	74,802	2,586,800
TOTAL IRELAND			8,681,091
ISRAEL — (0.5%)
	Adgar Investment and Development, Ltd.	5,179	12,410
*	AFI Properties, Ltd.	2,345	95,062
*	Airport City, Ltd.	9,974	175,372
*	Albaad Massuot Yitzhak, Ltd.	659	3,604
*	Allot, Ltd.	1,587	15,387
#	Alony Hetz Properties & Investments, Ltd.	15,090	249,373
	Alrov Properties and Lodgings, Ltd.	935	45,502
	Amot Investments, Ltd.	17,552	127,671
	Arad, Ltd.	1,164	21,443
*	Arko Holdings, Ltd.	28,181	11,655
	Ashtrom Group, Ltd.	4,258	63,445
	Ashtrom Properties, Ltd.	2,396	15,230
	Atreyu Capital Markets, Ltd.	692	14,402
	AudioCodes, Ltd.	711	15,786
*	Avgol Industries 1953, Ltd.	9,272	6,360
*	Azorim-Investment Development & Construction Co., Ltd.	8,746	21,111
	Azrieli Group, Ltd.	1,989	146,583
	Bank Leumi Le-Israel BM	2,982	21,440
	Bayside Land Corp.	130	104,022
	Bet Shemesh Engines Holdings 1997, Ltd.	1,039	42,170
*	Bezeq The Israeli Telecommunication Corp., Ltd.	147,007	112,916
	Big Shopping Centers, Ltd.	847	95,341
	Blue Square Real Estate, Ltd.	648	46,095
*	Brack Capital Properties NV	311	30,156
	Camtek, Ltd.	2,629	30,694
	Carasso Motors, Ltd.	6,437	30,754
*	Cellcom Israel, Ltd.	7,235	26,069
*	Clal Insurance Enterprises Holdings, Ltd.	9,665	122,312
*	Compugen, Ltd.	1,357	9,808
	Danel Adir Yeoshua, Ltd.	481	45,203
	Delek Automotive Systems, Ltd.	4,240	25,170
	Delek Group, Ltd.	934	119,738
	Delta-Galil Industries, Ltd.	2,033	53,252
	Dor Alon Energy in Israel 1988, Ltd.	1,244	32,374
	Duniec Brothers, Ltd.	320	12,216
	Electra Consumer Products 1970, Ltd.	1,132	22,339
	Electra, Ltd.	311	163,556
*	Equital, Ltd.	3,285	87,534
*	Evogene, Ltd.	1,229	1,927
	First International Bank Of Israel, Ltd.	5,867	164,056
	FMS Enterprises Migun, Ltd.	590	20,499
	Formula Systems 1985, Ltd.	1,327	95,966
	Formula Systems 1985, Ltd., Sponsored ADR	79	5,935
	Fox Wizel, Ltd.	1,518	72,062
	Gilat Satellite Networks, Ltd.	2,508	23,433
	Hadera Paper, Ltd.	162	6,423
*	Hamlet Israel-Canada, Ltd.	723	13,024
	Harel Insurance Investments & Financial Services, Ltd.	29,188	199,465
	Hilan, Ltd.	1,584	64,364
	IDI Insurance Co., Ltd.	1,058	35,420
	IES Holdings, Ltd.	199	12,069
*	Industrial Buildings Corp., Ltd.	10,136	28,709
	Inrom Construction Industries, Ltd.	12,237	56,424
	Israel Canada T.R, Ltd.	12,050	27,779

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Israel Chemicals, Ltd.	56,350	$236,691
	Israel Land Development - Urban Renewal, Ltd.	2,196	29,896
	Isras Investment Co., Ltd.	181	42,489
*	Kamada Ltd.	1,000	6,500
*	Kamada, Ltd.	2,586	16,880
	Kerur Holdings, Ltd.	1,061	29,020
	Klil Industries, Ltd.	140	11,133
	Levinstein Properties, Ltd.	392	11,160
	Magic Software Enterprises, Ltd.	1,400	15,260
	Magic Software Enterprises, Ltd.	1,688	18,279
	Malam - Team, Ltd.	132	28,340
	Matrix IT, Ltd.	6,777	141,346
	Maytronics, Ltd.	7,886	67,248
	Mediterranean Towers, Ltd.	7,618	23,532
	Mega Or Holdings, Ltd.	1,064	28,030
*	Mehadrin, Ltd.	180	6,973
	Meitav Dash Investments, Ltd.	4,702	18,472
	Melisron, Ltd.	2,903	190,615
	Menora Mivtachim Holdings, Ltd.	5,649	75,028
	Migdal Insurance & Financial Holdings, Ltd.	97,673	78,984
	Mivtach Shamir Holdings, Ltd.	1,141	22,503
*	Nawi Brothers, Ltd.	5,461	42,416
	Neto ME Holdings, Ltd.	281	15,667
*	Nice, Ltd.	1,948	335,764
#*	Nice, Ltd., Sponsored ADR	4,191	722,109
*	Nova Measuring Instruments, Ltd.	3,931	150,792
	Novolog, Ltd.	17,322	10,030
	NR Spuntech Industries, Ltd.	3,315	5,071
	Oil Refineries, Ltd.	459,051	202,108
	One Software Technologies, Ltd.	392	30,498
	OPC Energy, Ltd.	3,049	26,682
*	Partner Communications Co., Ltd.	5,874	26,044
	Paz Oil Co., Ltd.	1,796	217,833
*	Perion Network, Ltd.	2,532	19,870
	Phoenix Holdings, Ltd. (The)	33,515	183,644
	Plasson Industries, Ltd.	227	10,611
	Priortech, Ltd.	1,051	11,621
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,444	83,430
	Scope Metals Group, Ltd.	502	11,607
	Shalag Industries, Ltd.	2,338	5,853
	Shapir Engineering and Industry, Ltd.	16,481	117,252
#	Shikun & Binui, Ltd.	24,323	119,167
	Shufersal, Ltd.	23,523	146,810
	Summit Real Estate Holdings, Ltd.	5,845	87,214
	Tadiran Holdings, Ltd.	336	14,649
	Telsys	1,027	24,137
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	30,830	320,632
	Union Bank of Israel	2,519	14,820
	Victory Supermarket Chain, Ltd.	1,065	17,949
	YH Dimri Construction & Development, Ltd.	1,046	35,023
TOTAL ISRAEL			7,208,792
ITALY — (2.3%)
	ACEA SpA	17,764	414,270
#*	Aeffe SpA	3,089	5,230
#	Amplifon SpA	31,282	889,488
	Anima Holding SpA	41,090	194,770
#	Aquafil SpA	1,840	12,344
*	Arnoldo Mondadori Editore SpA	34,785	71,292

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Ascopiave SpA	12,034	$58,993
	Assicurazioni Generali SpA	124,682	2,429,512
	ASTM SpA	2,579	75,346
	Atlantia SpA	29,824	731,825
	Autogrill SpA	15,041	146,216
	Autostrade Meridionali SpA	304	9,738
	Avio SpA	1,274	20,781
	Azimut Holding SpA	22,563	553,571
	Banca Farmafactoring SpA	27,804	170,977
	Banca Generali SpA	14,533	461,973
	Banca IFIS SpA	4,579	72,604
	Banca Mediolanum SpA	13,443	121,243
#*	Banca Monte dei Paschi di Siena SpA	519	971
	Banca Popolare di Sondrio SCPA	63,681	137,146
	Banca Sistema SpA	7,802	14,685
#*	Banco BPM SpA	378,573	774,040
	Banco di Desio e della Brianza SpA	2,917	9,372
	BasicNet SpA	5,231	28,092
	BE SpA	21,403	30,596
#*	BF SpA	4,090	17,470
#	Biesse SpA	3,921	68,975
	BPER Banca	93,451	429,218
	Brunello Cucinelli SpA	7,221	261,829
	Cairo Communication SpA	17,605	46,445
	Carel Industries SpA	2,586	33,541
#	Carraro SpA	4,563	9,263
	Cerved Group SpA	35,030	343,373
	CIR-Compagnie Industriali Riunite SpA	71,470	88,087
#	CNH Industrial NV	117,575	1,119,901
	Credito Emiliano SpA	18,908	99,514
	Danieli & C Officine Meccaniche SpA	1,203	12,026
	Danieli & C Officine Meccaniche SpA	1,806	29,593
	Datalogic SpA	887	15,365
#	Davide Campari-Milano SpA	45,226	437,154
	De' Longhi SpA	5,473	103,128
	DeA Capital SpA	12,208	19,307
	DiaSorin SpA	4,998	614,488
	doValue SpA	2,742	35,874
	El.En. SpA	536	16,883
	Emak SpA	7,007	6,419
	Enav SpA	22,195	143,316
	Esprinet SpA	10,115	52,484
	Falck Renewables SpA	34,844	226,701
	Ferrari NV	7,198	1,214,607
#	Ferrari NV	3,170	535,159
	Fiat Chrysler Automobiles NV	111,776	1,456,130
#	Fiat Chrysler Automobiles NV	184,512	2,402,346
	Fiera Milano SpA	4,854	29,531
#	Fila SpA	870	12,366
#*	Fincantieri SpA	63,031	57,227
#	FinecoBank Banca Fineco SpA	65,743	769,232
	FNM SpA	43,781	35,852
*	GEDI Gruppo Editoriale SpA	14,144	7,156
#	Geox SpA	18,566	22,044
	Gruppo MutuiOnline SpA	5,831	130,062
	Hera SpA	241,092	1,096,582
	Illimity Bank SpA	9,073	92,736
#	IMA Industria Macchine Automatiche SpA	3,980	259,713
*	IMMSI SpA	53,304	28,760

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Intek Group SpA	9,436	$3,129
	Interpump Group SpA	16,020	451,722
	Intesa Sanpaolo SpA	928,859	2,306,835
	Iren SpA	58,641	195,600
	Italgas SpA	100,034	664,949
	Italmobiliare SpA	1,641	45,655
	IVS Group SA	966	9,892
*	Juventus Football Club SpA	75,944	95,692
	La Doria SpA	1,145	11,250
	Leonardo SpA	67,936	834,660
#	Maire Tecnimont SpA	22,476	57,966
	MARR SpA	10,236	219,026
	Massimo Zanetti Beverage Group SpA	3,293	21,408
#*	Mediaset SpA	106,584	281,475
	Mediobanca Banca di Credito Finanziario SpA	143,070	1,427,208
	Moncler SpA	61,704	2,655,881
	Openjobmetis SpA agenzia per il lavoro	1,095	9,698
#*	OVS SpA	26,998	51,382
	Piaggio & C SpA	38,388	104,900
#	Prima Industrie SpA	680	11,901
#	Prysmian SpA	16,724	370,973
	RAI Way SpA	6,938	45,244
	Recordati SpA	20,687	885,209
	Reno de Medici SpA	17,508	14,731
	Reply SpA	3,752	294,445
#	Retelit SpA	14,510	23,770
#	Rizzoli Corriere Della Sera Mediagroup SpA	23,576	23,882
	Sabaf SpA	883	12,962
	SAES Getters SpA	341	10,932
#*	Safilo Group SpA	6,117	6,935
#*	Saipem SpA	155,225	643,507
#*	Salini Impregilo SpA	12,528	20,288
	Salvatore Ferragamo SpA	19,102	352,429
	Saras SpA	41,476	55,655
	Sesa SpA	1,439	80,825
	Snam SpA	153,738	823,984
	Societa Cattolica di Assicurazioni SC	56,189	444,337
#*	Sogefi SpA	15,342	21,814
	SOL SpA	1,421	15,432
	Tamburi Investment Partners SpA	9,445	71,201
	Technogym SpA	18,786	233,349
*	Telecom Italia SpA	1,921,018	1,031,403
*	Telecom Italia SpA, Sponsored ADR	6,420	33,705
	Terna Rete Elettrica Nazionale SpA	73,927	515,736
	Tinexta S.p.A.	3,527	42,235
	Unieuro SpA	1,671	23,236
#	Unione di Banche Italiane SpA	220,611	660,255
	Unipol Gruppo SpA	110,794	564,119
	UnipolSai Assicurazioni SpA	93,184	249,507
TOTAL ITALY			36,847,261
JAPAN — (23.0%)
	77 Bank, Ltd. (The)	7,500	113,640
	A&A Material Corp.	800	11,149
	A&D Co., Ltd.	4,200	34,782
	ABC-Mart, Inc.	3,100	198,883
	Abist Co., Ltd.	500	11,732
	Achilles Corp.	4,400	69,725
	Acom Co., Ltd.	34,500	161,602

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Adastria Co., Ltd.	6,900	$135,556
	ADEKA Corp.	18,400	265,908
	Ad-sol Nissin Corp.	900	19,085
	Advan Co., Ltd.	3,300	38,803
	Advantage Risk Management Co., Ltd.	1,200	9,684
	Advantest Corp.	20,800	1,085,152
	Adventure, Inc.	300	9,718
	Adways, Inc.	4,000	11,672
	Aeon Co., Ltd.	45,799	936,749
	Aeon Delight Co., Ltd.	4,200	144,110
	Aeon Fantasy Co., Ltd.	900	19,181
	AEON Financial Service Co., Ltd.	26,400	412,435
#	Aeon Hokkaido Corp.	3,500	25,536
#	Aeria, Inc.	1,500	11,085
	Agro-Kanesho Co., Ltd.	800	10,621
	Ahresty Corp.	1,800	8,554
	Ai Holdings Corp.	4,400	74,821
	Aica Kogyo Co., Ltd.	4,400	137,351
	Aichi Bank, Ltd. (The)	1,200	36,932
	Aichi Corp.	7,600	49,750
	Aichi Steel Corp.	2,800	89,457
	Aichi Tokei Denki Co., Ltd.	300	11,890
	Aida Engineering, Ltd.	13,800	110,619
*	Aiful Corp.	73,100	198,307
	Ain Holdings, Inc.	6,000	366,755
	Aiphone Co., Ltd.	2,400	37,179
	Air Water, Inc.	51,600	708,732
	Airport Facilities Co., Ltd.	2,400	12,046
	Aisan Industry Co., Ltd.	3,900	25,134
	Aisin Seiki Co., Ltd.	16,800	559,272
	Aizawa Securities Co., Ltd.	5,900	39,745
	Ajis Co., Ltd.	400	11,260
	Akatsuki, Inc.	800	36,506
*	Akebono Brake Industry Co., Ltd.	17,600	35,893
	Akita Bank, Ltd. (The)	2,300	41,932
	Albis Co., Ltd.	1,500	30,220
	Alconix Corp.	2,300	28,056
	Alfresa Holdings Corp.	17,200	345,586
	Alinco, Inc.	2,800	30,498
	Alleanza Holdings Co., Ltd.	1,400	12,576
	Alpen Co., Ltd.	4,000	59,972
	Alpha Corp.	800	9,388
	Alpha Systems, Inc.	500	12,885
	Alps Alpine Co., Ltd.	33,016	592,731
	Alps Logistics Co., Ltd.	1,600	11,996
	Altech Corp.	4,900	80,707
	Amada Holdings Co., Ltd.	53,500	557,194
	Amano Corp.	6,300	181,937
	Amiyaki Tei Co., Ltd.	400	12,882
	Amuse, Inc.	1,900	48,912
	Anabuki Kosan, Inc.	700	10,905
	Anest Iwata Corp.	4,500	40,938
#	Anritsu Corp.	24,300	467,260
	AOI TYO Holdings, Inc.	4,600	28,860
	AOKI Holdings, Inc.	5,800	56,586
	Aomori Bank, Ltd. (The)	2,400	58,985
	Aoyama Trading Co., Ltd.	10,500	134,607
	Aozora Bank, Ltd.	11,700	315,266
	Apaman Co., Ltd.	1,700	12,679

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arakawa Chemical Industries, Ltd.	5,000	$69,109
	Arata Corp.	3,000	124,086
	Arcland Sakamoto Co., Ltd.	6,200	68,173
	Arcland Service Holdings Co., Ltd.	2,000	36,213
	Arcs Co., Ltd.	8,823	155,234
	Arealink Co., Ltd.	2,300	24,661
	Argo Graphics, Inc.	2,500	78,622
	Ariake Japan Co., Ltd.	1,000	68,348
	Arisawa Manufacturing Co., Ltd.	4,400	39,426
	Artnature, Inc.	4,700	33,624
	As One Corp.	600	54,373
	Asahi Broadcasting Group Holdings Corp.	2,300	15,757
	Asahi Co., Ltd.	2,300	27,659
	Asahi Diamond Industrial Co., Ltd.	11,400	62,351
	Asahi Group Holdings, Ltd.	28,900	1,339,746
	Asahi Holdings, Inc.	14,900	374,133
	Asahi Intecc Co., Ltd.	24,500	675,040
	Asahi Kasei Corp.	118,700	1,214,105
	Asahi Kogyosha Co., Ltd.	800	24,834
	Asahi Net, Inc.	4,600	29,332
	Asahi Yukizai Corp.	2,600	40,159
	Asante, Inc.	900	16,330
	Asanuma Corp.	1,800	77,253
	Ashimori Industry Co., Ltd.	800	9,946
	Asia Pile Holdings Corp.	3,100	15,508
#	Asics Corp.	23,700	346,242
	ASKA Pharmaceutical Co., Ltd.	5,600	62,964
	ASKUL Corp.	3,800	124,105
	Astellas Pharma, Inc.	131,100	2,316,553
	Asukanet Co., Ltd.	700	9,202
	Ateam, Inc.	2,000	16,961
#	Atom Corp.	8,100	75,886
*	Atrae, Inc.	1,200	39,715
	Atsugi Co., Ltd.	1,800	13,057
	Aucnet, Inc.	600	6,565
	Autobacs Seven Co., Ltd.	13,500	196,724
	Avant Corp.	5,100	47,000
	Avantia Co., Ltd.	1,800	16,504
	Avex, Inc.	7,100	78,915
	Awa Bank, Ltd. (The)	4,000	87,962
	Axial Retailing, Inc.	3,800	127,891
	Azbil Corp.	11,400	307,420
	Bandai Namco Holdings, Inc.	25,100	1,458,522
	Bando Chemical Industries, Ltd.	3,500	26,065
	Bank of Iwate, Ltd. (The)	2,300	55,873
	Bank of Kochi, Ltd. (The)	2,500	18,887
	Bank of Kyoto, Ltd. (The)	4,500	179,846
	Bank of Nagoya, Ltd. (The)	1,900	55,298
	Bank of Okinawa, Ltd. (The)	2,780	88,496
	Bank of Saga, Ltd. (The)	2,600	36,828
	Bank of the Ryukyus, Ltd.	6,200	59,529
	Bank of Toyama, Ltd. (The)	600	12,057
	Baroque Japan, Ltd.	1,300	12,479
	BayCurrent Consulting, Inc.	3,000	209,465
	Beauty Garage, Inc.	1,000	20,134
	Belc Co., Ltd.	2,000	106,674
	Bell System24 Holdings, Inc.	8,600	120,573
	Belluna Co., Ltd.	12,500	71,024
	Benefit One, Inc.	15,900	277,958

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Benesse Holdings, Inc.	12,000	$329,638
	BeNEXT Group, Inc.	7,100	72,630
*	Bengo4.com, Inc.	800	33,913
	Bic Camera, Inc.	21,900	237,470
	Biofermin Pharmaceutical Co., Ltd.	500	11,000
	BML, Inc.	2,900	82,126
	BP Castrol K.K.	1,200	15,754
	Br Holdings Corp.	2,900	12,735
#*	BrainPad, Inc.	600	33,801
	Broadleaf Co., Ltd.	19,500	107,771
	BRONCO BILLY Co., Ltd.	1,000	23,604
	Brother Industries, Ltd.	41,000	791,806
	Bunka Shutter Co., Ltd.	17,500	139,893
	Business Brain Showa-Ota, Inc.	900	20,303
	C Uyemura & Co., Ltd.	400	27,879
	CAC Holdings Corp.	1,300	16,848
	Can Do Co., Ltd.	1,000	14,869
	Canon Electronics, Inc.	2,500	47,451
	Canon Marketing Japan, Inc.	12,200	290,786
#	Canon, Inc., Sponsored ADR	14,250	372,922
	Canon, Inc.	19,500	511,374
	Capcom Co., Ltd.	15,700	444,220
	Career Design Center Co., Ltd.	800	9,550
#*	CareerIndex, Inc.	800	2,690
	Carlit Holdings Co., Ltd.	1,500	7,832
	Casio Computer Co., Ltd.	25,600	474,506
	Cawachi, Ltd.	3,600	70,179
	Central Automotive Products, Ltd.	1,000	24,287
	Central Japan Railway Co.	4,655	913,691
#	Central Security Patrols Co., Ltd.	1,400	76,446
	Central Sports Co., Ltd.	1,100	30,961
	Ceres, Inc.	600	6,503
	Charm Care Corp. KK	2,200	17,619
	Chiba Bank, Ltd. (The)	24,300	131,769
	Chiba Kogyo Bank, Ltd. (The)	8,900	28,473
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	2,200	25,920
	CHIMNEY Co., Ltd.	1,700	36,197
	Chino Corp.	800	10,429
	Chiyoda Co., Ltd.	4,200	56,438
	Chiyoda Integre Co., Ltd.	1,700	31,749
	Chodai Co., Ltd.	2,900	32,516
	Chofu Seisakusho Co., Ltd.	4,800	101,874
	Chori Co., Ltd.	700	13,728
	Chubu Shiryo Co., Ltd.	2,900	44,833
	Chudenko Corp.	6,600	152,512
	Chugai Pharmaceutical Co., Ltd.	14,900	1,526,188
	Chugai Ro Co., Ltd.	1,100	17,300
	Chugoku Bank, Ltd. (The)	13,700	129,867
	Chugoku Marine Paints, Ltd.	16,500	153,352
	Chukyo Bank, Ltd. (The)	1,900	38,839
	Chuo Spring Co., Ltd.	500	13,876
	Chuo Warehouse Co., Ltd.	1,000	10,105
	CI Takiron Corp.	13,000	81,693
	Citizen Watch Co., Ltd.	43,000	207,880
	CKD Corp.	4,600	72,795
	Cleanup Corp.	5,200	32,030
	CMIC Holdings Co., Ltd.	2,500	39,320
	Coca-Cola Bottlers Japan Holdings, Inc.	9,700	255,313
	cocokara fine, Inc.	3,500	215,527

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Coco's Japan Co., Ltd.	700	$9,924
	Colowide Co., Ltd.	7,500	152,073
	Computer Engineering & Consulting, Ltd.	5,700	106,681
	COMSYS Holdings Corp.	15,321	443,219
	Comture Corp.	4,500	87,481
	Concordia Financial Group, Ltd.	47,832	180,307
	CONEXIO Corp.	6,100	88,910
	Core Corp.	1,700	21,591
	Corona Corp.	3,100	29,084
	Cosel Co., Ltd.	4,200	43,347
	Cosmos Pharmaceutical Corp.	2,000	439,241
	Cota Co., Ltd.	2,010	27,946
	Create Medic Co., Ltd.	1,600	15,840
	Create Restaurants Holdings, Inc.	4,800	100,026
	Create SD Holdings Co., Ltd.	5,100	126,866
	Creek & River Co., Ltd.	1,500	14,017
	Cresco, Ltd.	3,600	61,066
	CTI Engineering Co., Ltd.	1,100	24,287
	CTS Co., Ltd.	3,200	20,332
	CyberAgent, Inc.	18,200	725,256
	Cybozu, Inc.	3,500	61,172
	Dai Nippon Printing Co., Ltd.	12,000	330,894
	Dai Nippon Toryo Co., Ltd.	1,400	14,359
	Daibiru Corp.	7,600	93,551
	Daicel Corp.	45,700	432,610
	Dai-Dan Co., Ltd.	5,100	123,640
	Daido Kogyo Co., Ltd.	1,000	7,196
	Daido Metal Co., Ltd.	4,500	27,852
	Daido Steel Co., Ltd.	6,900	263,858
	Daidoh, Ltd.	5,000	12,659
	Daifuku Co., Ltd.	13,400	806,826
	Daihatsu Diesel Manufacturing Co., Ltd.	4,300	25,174
	Daihen Corp.	5,000	156,060
	Daiho Corp.	4,200	104,352
	Dai-Ichi Cutter Kogyo K.K.	1,000	16,127
	Daiichi Jitsugyo Co., Ltd.	1,600	50,888
	Daiichi Kensetsu Corp.	700	11,570
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	4,300	36,240
	Dai-ichi Life Holdings, Inc.	72,800	1,080,438
	Daiichi Sankyo Co., Ltd.	15,300	1,033,930
	Dai-ichi Seiko Co., Ltd.	1,300	28,582
	Daiken Corp.	2,400	41,012
	Daiken Medical Co., Ltd.	1,900	12,486
	Daiki Aluminium Industry Co., Ltd.	10,200	63,625
	Daikin Industries, Ltd.	14,400	2,029,066
	Daikoku Denki Co., Ltd.	2,000	29,393
	Daikokutenbussan Co., Ltd.	1,300	42,445
	Dainichi Co., Ltd.	1,500	9,476
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,200	111,547
	Daiseki Co., Ltd.	2,600	69,824
	Daishi Hokuetsu Financial Group, Inc.	4,800	118,194
	Daisue Construction Co., Ltd.	2,300	20,516
	Daito Bank, Ltd. (The)	2,000	11,446
	Daito Pharmaceutical Co., Ltd.	2,500	80,484
	Daito Trust Construction Co., Ltd.	14,400	1,696,270
	Daitron Co., Ltd.	1,100	17,011
	Daiwa House Industry Co., Ltd.	71,800	2,260,437
	Daiwa Industries, Ltd.	7,200	75,875
	Daiwa Securities Group, Inc.	85,400	431,891

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwabo Holdings Co., Ltd.	4,700	$261,658
#	DCM Holdings Co., Ltd.	21,800	208,317
	DD Holdings Co., Ltd.	1,400	21,044
#	Dear Life Co., Ltd.	4,200	22,404
#	Demae-Can Co., Ltd.	2,400	22,469
	DeNA Co., Ltd.	20,500	337,141
	Denka Co., Ltd.	6,200	167,490
	Denki Kogyo Co., Ltd.	1,700	57,090
	Densan System Co., Ltd.	800	21,769
	Denso Corp.	17,900	734,297
	Dentsu Group, Inc.	18,100	599,816
	Denyo Co., Ltd.	4,000	75,963
	Descente, Ltd.	2,800	45,485
	Dexerials Corp.	8,600	73,156
	DIC Corp.	29,800	781,200
	Digital Arts, Inc.	2,300	106,710
	Digital Garage, Inc.	5,500	200,559
#	Digital Hearts Holdings Co., Ltd.	1,700	14,163
	Digital Information Technologies Corp.	1,100	16,883
	Dip Corp.	5,500	175,083
	Disco Corp.	2,200	506,755
	DKS Co., Ltd.	1,600	69,661
	DMG Mori Co., Ltd.	31,500	433,923
	Doshisha Co., Ltd.	5,400	83,181
	Double Standard, Inc.	500	19,136
	Doutor Nichires Holdings Co., Ltd.	4,000	75,600
	Dowa Holdings Co., Ltd.	11,100	399,277
*	Drecom Co., Ltd.	1,400	9,517
	DTS Corp.	6,100	141,374
	Duskin Co., Ltd.	5,200	143,280
	Dvx, Inc.	1,300	10,491
#	DyDo Group Holdings, Inc.	2,200	82,745
	Eagle Industry Co., Ltd.	6,100	54,247
	East Japan Railway Co.	9,700	854,100
	EAT&Co, Ltd.	1,300	22,394
	Ebara Corp.	19,700	543,365
	Ebara Foods Industry, Inc.	1,300	26,094
	Ebara Jitsugyo Co., Ltd.	1,000	20,445
	Ebase Co., Ltd.	1,000	13,148
#	Eco's Co., Ltd.	1,900	29,310
	EDION Corp.	16,400	169,542
	EF-ON, Inc.	4,300	29,809
	eGuarantee, Inc.	5,700	68,901
	E-Guardian, Inc.	1,100	17,817
	Ehime Bank, Ltd. (The)	4,399	45,154
	Eidai Co., Ltd.	3,400	10,769
	Eiken Chemical Co., Ltd.	3,000	59,603
	Eisai Co., Ltd.	9,400	708,399
	Eizo Corp.	4,100	133,836
	Elan Corp.	1,800	27,748
	Elecom Co., Ltd.	3,700	149,176
	Elematec Corp.	5,900	66,292
	EM Systems Co., Ltd.	4,000	33,225
#	Enigmo, Inc.	4,500	35,948
	en-japan, Inc.	11,800	468,809
	Entrust, Inc.	2,900	19,620
	EPS Holdings, Inc.	3,300	39,303
	eRex Co., Ltd.	7,900	119,918
	ES-Con Japan, Ltd.	7,500	64,269

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Escrow Agent Japan, Inc.	4,000	$7,727
	Eslead Corp.	2,200	40,415
	ESPEC Corp.	1,000	20,246
	Excel Co., Ltd.	1,300	19,033
	Exedy Corp.	5,800	120,023
	Ezaki Glico Co., Ltd.	3,100	132,279
	F@N Communications, Inc.	9,500	38,536
	Faith, Inc.	700	4,986
	FALCO HOLDINGS Co., Ltd.	2,000	37,925
	Fancl Corp.	21,400	558,657
	FANUC Corp.	7,800	1,420,613
	Fast Retailing Co., Ltd.	5,400	2,904,530
	FCC Co., Ltd.	10,200	206,204
*	FDK Corp.	900	7,480
	Feed One Co., Ltd.	9,400	15,467
	Ferrotec Holdings Corp.	6,000	44,062
#*	FFRI, Inc.	400	9,671
	FIDEA Holdings Co., Ltd.	35,900	39,915
	Fields Corp.	3,500	17,847
	Financial Products Group Co., Ltd.	7,200	67,305
	FINDEX, Inc.	2,800	29,007
	First Bank of Toyama, Ltd. (The)	8,100	22,811
	First Brothers Co., Ltd.	900	9,958
	First Juken Co., Ltd.	1,300	14,730
#	Fixstars Corp.	2,500	34,141
#	FJ Next Co., Ltd.	5,400	60,226
	Foster Electric Co., Ltd.	6,000	89,167
	FP Corp.	5,800	351,852
	France Bed Holdings Co., Ltd.	3,800	33,145
	Freebit Co., Ltd.	1,600	12,291
	Freund Corp.	800	5,477
	F-Tech, Inc.	1,700	11,799
	Fudo Tetra Corp.	3,400	51,323
	Fuji Co., Ltd.	2,700	45,271
	Fuji Corp.	12,300	193,315
	Fuji Corp.	400	7,631
	Fuji Corp., Ltd.	4,500	27,622
	Fuji Electric Co., Ltd.	20,500	600,281
	Fuji Media Holdings, Inc.	9,000	122,369
	Fuji Oil Co., Ltd.	14,000	28,878
	Fuji Pharma Co., Ltd.	1,500	18,880
	Fuji Seal International, Inc.	11,700	245,038
	Fuji Soft, Inc.	400	16,033
	Fujicco Co., Ltd.	3,200	56,270
	FUJIFILM Holdings Corp.	8,200	407,249
	Fujikura Composites, Inc.	5,200	20,892
	Fujikura Kasei Co., Ltd.	4,500	22,178
	Fujikura, Ltd.	60,100	220,279
	Fujimori Kogyo Co., Ltd.	3,500	107,499
#	Fujio Food System Co., Ltd.	2,400	38,597
	Fujisash Co., Ltd.	25,100	20,870
	Fujishoji Co., Ltd.	2,500	22,566
	Fujitec Co., Ltd.	13,200	215,009
	Fujitsu Frontech, Ltd.	4,400	54,196
	Fujitsu General, Ltd.	5,500	122,961
	Fujitsu, Ltd.	21,800	2,304,972
	Fujiya Co., Ltd.	500	10,018
	FuKoKu Co., Ltd.	2,000	13,211
	Fukuda Corp.	1,300	57,568

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuda Denshi Co., Ltd.	1,300	$88,170
	Fukui Bank, Ltd. (The)	4,700	70,959
	Fukui Computer Holdings, Inc.	1,200	36,538
	Fukuoka Financial Group, Inc.	14,632	253,563
	Fukushima Bank, Ltd. (The)	3,300	7,073
	Fukushima Galilei Co., Ltd.	2,300	82,406
	Fukuyama Transporting Co., Ltd.	3,500	116,328
	FULLCAST Holdings Co., Ltd.	5,900	124,692
*	Funai Electric Co., Ltd.	5,700	33,899
	Funai Soken Holdings, Inc.	5,850	147,098
	Furukawa Battery Co., Ltd. (The)	2,000	13,490
	Furukawa Co., Ltd.	6,600	79,364
	Furukawa Electric Co., Ltd.	10,200	236,838
	Furuno Electric Co., Ltd.	3,500	34,353
	Furusato Industries, Ltd.	2,200	34,077
	Furyu Corp.	3,400	36,215
	Fuso Chemical Co., Ltd.	4,600	129,386
	Fuso Pharmaceutical Industries, Ltd.	1,300	23,091
	Futaba Corp.	4,600	54,022
	Futaba Industrial Co., Ltd.	12,600	75,705
	Future Corp.	3,700	64,118
	Fuyo General Lease Co., Ltd.	6,800	424,142
	G-7 Holdings, Inc.	3,600	81,509
	Gakkyusha Co., Ltd.	1,200	15,788
	GCA Corp.	2,100	17,752
	Gecoss Corp.	3,400	33,188
	Genki Sushi Co., Ltd.	900	24,101
	Genky DrugStores Co., Ltd.	1,800	32,573
	Geo Holdings Corp.	8,500	96,610
	Giken, Ltd.	2,400	105,353
	GL Sciences, Inc.	1,000	14,599
	GLOBERIDE, Inc.	2,300	49,174
	Glory, Ltd.	12,100	345,133
	Glosel Co., Ltd.	3,100	12,912
#	GMO Cloud K.K.	700	15,834
	GMO Financial Holdings, Inc.	6,600	34,406
	GMO internet, Inc.	17,300	331,636
	GMO Payment Gateway, Inc.	5,800	372,959
	Goldcrest Co., Ltd.	4,500	77,356
#	Goldwin, Inc.	4,300	260,912
	Grandy House Corp.	2,400	10,834
	Gree, Inc.	26,900	112,942
	Greens Co., Ltd.	1,400	12,386
	GS Yuasa Corp.	14,800	292,012
	GSI Creos Corp.	1,800	20,745
	G-Tekt Corp.	6,000	86,160
	Gun-Ei Chemical Industry Co., Ltd.	700	15,455
*	GungHo Online Entertainment, Inc.	10,710	194,839
	Gunma Bank, Ltd. (The)	26,300	84,538
*	Gunosy, Inc.	2,100	23,120
	Gurunavi, Inc.	7,600	61,737
	H2O Retailing Corp.	21,260	192,716
	HABA Laboratories, Inc.	700	47,613
	Hachijuni Bank, Ltd. (The)	31,400	119,933
	Hagihara Industries, Inc.	1,800	26,255
	Hagiwara Electric Holdings Co., Ltd.	900	20,861
	Hakuhodo DY Holdings, Inc.	37,800	535,589
	Hakuto Co., Ltd.	4,800	55,692
	Halows Co., Ltd.	1,900	47,518

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hamakyorex Co., Ltd.	2,100	$63,158
	Hamamatsu Photonics KK	3,500	147,984
	Hamee Corp.	1,600	21,711
	Hankyu Hanshin Holdings, Inc.	10,100	409,778
	Hanwa Co., Ltd.	13,600	327,981
	Happinet Corp.	5,100	61,350
	Hard Off Corp. Co., Ltd.	1,800	13,551
	Harima Chemicals Group, Inc.	1,100	11,633
#	Harmonic Drive Systems, Inc.	5,300	235,831
#	Haruyama Holdings, Inc.	1,400	11,078
	Haseko Corp.	85,100	1,109,529
	Hazama Ando Corp.	41,500	339,566
	Heiwa Corp.	7,500	155,022
	Heiwa Real Estate Co., Ltd.	8,100	238,717
	Heiwado Co., Ltd.	6,300	110,076
	Helios Techno Holding Co., Ltd.	4,500	17,822
	Hibiya Engineering, Ltd.	6,300	110,452
	Hiday Hidaka Corp.	1,823	32,983
	Hikari Tsushin, Inc.	2,800	688,251
	HI-LEX Corp.	2,400	38,548
	Hino Motors, Ltd.	50,900	476,625
	Hinokiya Group Co., Ltd.	1,500	27,846
	Hioki EE Corp.	900	32,000
	Hirakawa Hewtech Corp.	600	7,725
#*	Hiramatsu, Inc.	2,800	7,015
	Hirano Tecseed Co., Ltd.	600	9,043
	Hirata Corp.	1,300	75,132
	Hirose Electric Co., Ltd.	1,225	151,936
#	Hirose Tusyo, Inc.	800	13,086
	Hiroshima Bank, Ltd. (The)	32,000	143,672
	HIS Co., Ltd.	7,000	160,818
	Hisaka Works, Ltd.	4,700	38,842
	Hisamitsu Pharmaceutical Co., Inc.	4,000	202,279
	Hitachi Capital Corp.	16,200	438,496
	Hitachi Chemical Co., Ltd.	21,400	895,873
	Hitachi Construction Machinery Co., Ltd.	20,800	557,397
	Hitachi High-Technologies Corp.	7,500	536,250
	Hitachi Metals, Ltd.	27,810	427,423
	Hitachi Transport System, Ltd.	11,900	341,623
	Hitachi Zosen Corp.	39,400	147,819
	Hitachi, Ltd.	43,100	1,641,571
	Hitachi, Ltd., ADR	3,100	231,260
	Hito Communications Holdings, Inc.	800	13,155
	Hochiki Corp.	2,400	33,397
	Hodogaya Chemical Co., Ltd.	1,800	61,002
	Hogy Medical Co., Ltd.	1,400	48,004
	Hokkaido Coca-Cola Bottling Co., Ltd.	500	17,794
	Hokkaido Gas Co., Ltd.	800	11,966
	Hokkan Holdings, Ltd.	2,400	42,659
	Hokkoku Bank, Ltd. (The)	2,700	79,041
	Hokuetsu Corp.	24,100	111,093
	Hokuetsu Industries Co., Ltd.	3,500	40,512
	Hokuhoku Financial Group, Inc.	12,600	120,781
	Hokuriku Electric Industry Co., Ltd.	1,800	20,110
	Hokuriku Electrical Construction Co., Ltd.	1,500	15,366
#	Honda Motor Co., Ltd., Sponsored ADR	20,519	525,286
	Honda Motor Co., Ltd.	101,600	2,598,459
	H-One Co., Ltd.	2,000	13,106
	Honeys Holdings Co., Ltd.	2,300	28,791

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hoosiers Holdings	3,200	$20,175
	Horiba, Ltd.	6,500	402,050
	Hoshizaki Corp.	3,500	321,972
	Hosokawa Micron Corp.	1,000	45,875
	Hotland Co., Ltd.	1,200	14,135
	House Foods Group, Inc.	11,500	364,639
	Howa Machinery, Ltd.	1,900	14,957
	Hulic Co., Ltd.	27,500	333,427
	Hyakugo Bank, Ltd. (The)	25,000	74,885
	Hyakujushi Bank, Ltd. (The)	2,500	44,954
	I K K, Inc.	1,800	11,950
	IBJ, Inc.	4,300	49,032
	Ichibanya Co., Ltd.	1,500	78,361
	Ichigo, Inc.	59,000	221,370
	Ichiken Co., Ltd.	2,100	34,033
	Ichikoh Industries, Ltd.	4,000	24,885
	Ichinen Holdings Co., Ltd.	5,700	78,831
	Ichiyoshi Securities Co., Ltd.	5,300	29,443
	Icom, Inc.	2,500	57,734
	ID Holdings Corp.	1,000	13,738
	Idec Corp.	5,100	90,732
	IDOM, Inc.	17,100	91,633
	Ihara Science Corp.	1,300	18,528
	IHI Corp.	38,700	916,552
	Iida Group Holdings Co., Ltd.	16,920	285,166
	IJTT Co., Ltd.	2,200	13,151
	Imagica Group, Inc.	4,300	20,550
	Imasen Electric Industrial	2,500	20,279
	Imuraya Group Co., Ltd.	900	15,776
	Inaba Denki Sangyo Co., Ltd.	6,800	170,137
#	Inaba Seisakusho Co., Ltd.	2,000	24,942
	Inabata & Co., Ltd.	5,900	78,969
	Inageya Co., Ltd.	1,100	14,729
	Ines Corp.	500	7,253
	I-Net Corp.	1,700	23,022
	Infocom Corp.	4,900	135,894
	Infomart Corp.	56,400	446,145
	Information Services International-Dentsu, Ltd.	2,600	108,396
	Innotech Corp.	2,000	20,527
	Insource Co., Ltd.	1,125	33,322
	Intage Holdings, Inc.	4,500	36,241
#	Intelligent Wave, Inc.	3,200	22,943
	Internet Initiative Japan, Inc.	6,700	186,391
	Inui Global Logistics Co., Ltd.	1,600	16,594
	I-O Data Device, Inc.	2,600	25,135
	IR Japan Holdings, Ltd.	800	39,157
	I'rom Group Co., Ltd.	1,500	18,586
	Iseki & Co., Ltd.	4,100	53,728
	Isetan Mitsukoshi Holdings, Ltd.	62,340	486,693
	Ishihara Chemical Co., Ltd.	1,200	19,711
	Ishihara Sangyo Kaisha, Ltd.	8,000	67,060
	Ishii Iron Works Co., Ltd.	500	12,999
	Ishizuka Glass Co., Ltd.	700	16,672
	Isolite Insulating Products Co., Ltd.	1,800	9,773
*	Istyle, Inc.	6,000	25,680
	Isuzu Motors, Ltd.	100,900	988,562
	Itfor, Inc.	2,800	21,329
	Ito En, Ltd.	10,300	500,166
	Itochu Enex Co., Ltd.	21,300	180,650

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itochu Techno-Solutions Corp.	11,900	$350,440
	Itochu-Shokuhin Co., Ltd.	1,600	73,503
	Itoki Corp.	10,500	45,884
#*	Itokuro, Inc.	1,000	12,883
	IwaiCosmo Holdings, Inc.	3,900	46,265
	Iwaki & Co., Ltd.	8,200	39,585
	Iwasaki Electric Co., Ltd.	700	9,082
	Iwatani Corp.	9,500	316,579
	Iwatsu Electric Co., Ltd.	1,800	13,542
	Iwatsuka Confectionery Co., Ltd.	400	15,376
	Iyo Bank, Ltd. (The)	28,400	146,562
	Izumi Co., Ltd.	7,500	236,396
#	J Front Retailing Co., Ltd.	33,300	400,827
	JAC Recruitment Co., Ltd.	5,400	82,462
	Jaccs Co., Ltd.	5,500	129,839
	Jafco Co., Ltd.	6,600	274,481
	Jalux, Inc.	500	10,693
	Jamco Corp.	1,600	19,780
	Janome Sewing Machine Co., Ltd.	1,200	4,427
	Japan Airport Terminal Co., Ltd.	4,500	207,401
*	Japan Animal Referral Medical Center Co., Ltd.	600	12,367
	Japan Asia Group, Ltd.	3,200	10,806
*	Japan Asset Marketing Co., Ltd.	39,200	35,596
	Japan Aviation Electronics Industry, Ltd.	10,000	177,269
#	Japan Best Rescue System Co., Ltd.	3,700	32,603
	Japan Cash Machine Co., Ltd.	3,800	28,613
#*	Japan Display, Inc.	48,200	30,324
	Japan Electronic Materials Corp.	2,800	23,448
	Japan Elevator Service Holdings Co., Ltd.	3,600	80,428
	Japan Exchange Group, Inc.	56,300	1,008,976
	Japan Foundation Engineering Co., Ltd.	7,900	28,314
#	Japan Investment Adviser Co., Ltd.	1,500	23,475
	Japan Lifeline Co., Ltd.	11,500	136,815
	Japan Material Co., Ltd.	7,900	115,306
	Japan Meat Co., Ltd.	2,100	43,344
	Japan Medical Dynamic Marketing, Inc.	2,800	59,242
	Japan Property Management Center Co., Ltd.	900	10,975
	Japan Pulp & Paper Co., Ltd.	2,400	88,794
	Japan Securities Finance Co., Ltd.	17,300	79,234
	Japan Steel Works, Ltd. (The)	9,600	171,844
	Japan Transcity Corp.	3,000	13,196
	Japan Wool Textile Co., Ltd. (The)	10,600	101,147
	JBCC Holdings, Inc.	1,200	20,592
	JCR Pharmaceuticals Co., Ltd.	2,200	188,708
	JCU Corp.	6,100	173,064
	Jeol, Ltd.	6,100	196,367
	JFE Systems, Inc.	400	15,130
	JGC Holdings Corp.	39,200	563,152
*	JIG-SAW, Inc.	300	10,518
	Jimoto Holdings, Inc.	10,800	10,442
	JINS Holdings, Inc.	2,800	196,909
	JK Holdings Co., Ltd.	2,700	17,991
	JMS Co., Ltd.	3,800	30,558
	Joban Kosan Co., Ltd.	1,000	15,112
	J-Oil Mills, Inc.	1,400	52,641
	Joshin Denki Co., Ltd.	3,700	81,047
	JP-Holdings, Inc.	5,600	16,182
	JSP Corp.	4,200	73,196
	JSR Corp.	36,500	650,102

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JTEKT Corp.	42,300	$448,548
	Juki Corp.	5,400	37,331
	Justsystems Corp.	6,600	359,220
	JVCKenwood Corp.	44,520	101,355
	K&O Energy Group, Inc.	1,700	24,889
*	Kadokawa Dwango	8,602	143,828
	Kadoya Sesame Mills, Inc.	500	17,732
	Kagome Co., Ltd.	5,200	128,153
	Kajima Corp.	115,601	1,466,564
	Kakaku.com, Inc.	16,800	438,890
	Kaken Pharmaceutical Co., Ltd.	6,100	321,663
	Kameda Seika Co., Ltd.	1,100	49,046
	Kamei Corp.	3,000	30,455
	Kamigumi Co., Ltd.	17,300	369,660
	Kanaden Corp.	3,100	37,639
	Kanagawa Chuo Kotsu Co., Ltd.	800	29,651
	Kanamic Network Co., Ltd.	3,000	21,110
	Kanamoto Co., Ltd.	8,200	201,885
	Kandenko Co., Ltd.	17,700	166,681
	Kaneka Corp.	9,900	303,525
	Kaneko Seeds Co., Ltd.	1,400	16,366
	Kanematsu Corp.	22,500	288,484
	Kanematsu Electronics, Ltd.	2,300	74,457
	Kanemi Co., Ltd.	400	11,566
	Kansai Mirai Financial Group, Inc.	7,015	40,468
	Kansai Paint Co., Ltd.	11,500	275,286
	Kansai Super Market, Ltd.	2,400	22,282
	Kanto Denka Kogyo Co., Ltd.	1,700	15,683
	Kao Corp.	23,100	1,842,390
	Kappa Create Co., Ltd.	1,800	24,390
	Kasai Kogyo Co., Ltd.	6,300	46,695
	Katakura Industries Co., Ltd.	5,200	59,014
	Kato Sangyo Co., Ltd.	3,800	117,856
	Kato Works Co., Ltd.	2,400	35,740
	KAWADA TECHNOLOGIES, Inc.	500	29,094
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	41,228
	Kawasaki Heavy Industries, Ltd.	37,100	731,417
	Kawasumi Laboratories, Inc.	3,700	35,970
	KDDI Corp.	126,300	3,816,666
	KeePer Technical Laboratory Co., Ltd.	900	10,416
	Keihan Holdings Co., Ltd.	10,800	488,387
	Keihanshin Building Co., Ltd.	4,500	60,637
	Keihin Corp.	5,800	135,578
	Keikyu Corp.	15,400	283,482
	Keio Corp.	7,200	411,840
	Keisei Electric Railway Co., Ltd.	9,100	329,211
	Keiyo Bank, Ltd. (The)	10,900	57,611
	Keiyo Co., Ltd.	9,700	47,819
	Kenedix, Inc.	39,300	197,689
	Kenko Mayonnaise Co., Ltd.	900	20,169
	Kewpie Corp.	13,300	277,377
	Keyence Corp.	11,200	3,764,957
	KFC Holdings Japan, Ltd.	800	21,992
	KH Neochem Co., Ltd.	3,800	81,785
	Kikkoman Corp.	12,100	586,337
	Kinden Corp.	22,700	386,806
	Kintetsu Department Store Co., Ltd.	1,400	45,813
	Kintetsu Group Holdings Co., Ltd.	12,500	658,791
	Kintetsu World Express, Inc.	14,000	223,259

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kirin Holdings Co., Ltd.	46,000	$1,010,275
	Kirindo Holdings Co., Ltd.	1,200	18,732
	Kissei Pharmaceutical Co., Ltd.	6,900	194,176
	Ki-Star Real Estate Co., Ltd.	900	15,354
	Kitagawa Corp.	1,000	19,956
	Kita-Nippon Bank, Ltd. (The)	1,600	31,230
	Kitano Construction Corp.	1,200	27,573
#	Kitanotatsujin Corp.	8,500	47,629
	Kito Corp.	2,500	37,770
	Kitz Corp.	16,900	116,919
	Kiyo Bank, Ltd. (The)	7,300	104,296
*	KLab, Inc.	7,300	52,051
*	KNT-CT Holdings Co., Ltd.	800	9,613
	Koa Corp.	3,300	34,881
	Kobayashi Pharmaceutical Co., Ltd.	3,900	314,023
	Kobe Bussan Co., Ltd.	9,400	359,822
*	Kobe Electric Railway Co., Ltd.	400	14,579
#	Koei Tecmo Holdings Co., Ltd.	4,000	105,022
	Kohnan Shoji Co., Ltd.	6,400	139,553
	Kohsoku Corp.	2,100	23,281
	Koito Manufacturing Co., Ltd.	16,000	694,343
	Kojima Co., Ltd.	3,200	15,398
	Kokuyo Co., Ltd.	23,700	350,305
	KOMAIHALTEC, Inc.	500	8,499
	Komatsu Matere Co., Ltd.	6,900	47,056
	Komatsu Wall Industry Co., Ltd.	1,100	21,562
	Komatsu, Ltd.	89,000	1,967,881
	KOMEDA Holdings Co., Ltd.	6,500	129,794
#	Komehyo Co., Ltd.	800	7,569
	Komeri Co., Ltd.	6,000	129,324
	Komori Corp.	11,700	106,337
	Konaka Co., Ltd.	8,100	30,217
	Konami Holdings Corp.	7,900	305,947
	Kondotec, Inc.	2,500	25,662
	Konica Minolta, Inc.	73,000	445,600
	Konishi Co., Ltd.	8,600	120,496
	Konoike Transport Co., Ltd.	5,100	72,013
	Kose Corp.	5,500	708,186
#	Koshidaka Holdings Co., Ltd.	4,300	60,694
	Kotobuki Spirits Co., Ltd.	4,200	277,314
#	Kourakuen Holdings Corp.	1,800	30,679
	Kozo Keikaku Engineering, Inc.	500	14,441
	Krosaki Harima Corp.	1,100	65,251
	KRS Corp.	1,000	18,028
	K's Holdings Corp.	44,776	543,705
#	KU Holdings Co., Ltd.	2,200	18,019
	Kubota Corp.	46,200	723,473
	Kumagai Gumi Co., Ltd.	7,500	214,095
	Kumiai Chemical Industry Co., Ltd.	16,400	125,799
	Kura Sushi, Inc.	1,000	50,266
	Kurabo Industries, Ltd.	3,700	78,811
	Kuraray Co., Ltd.	34,500	414,707
	Kureha Corp.	3,100	173,883
	Kurimoto, Ltd.	3,100	59,596
	Kurita Water Industries, Ltd.	6,300	184,233
	Kushikatsu Tanaka Holdings Co.	200	4,141
	Kusuri no Aoki Holdings Co., Ltd.	3,300	198,696
*	KYB Corp.	4,500	121,065
	Kyocera Corp.	7,100	466,515

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyoden Co., Ltd.	3,100	$9,858
	Kyodo Printing Co., Ltd.	1,600	43,507
#	Kyokuto Boeki Kaisha, Ltd.	1,200	22,204
	Kyokuto Kaihatsu Kogyo Co., Ltd.	7,700	99,505
	Kyokuto Securities Co., Ltd.	2,300	15,668
	Kyokuyo Co., Ltd.	1,700	44,090
	KYORIN Holdings, Inc.	9,400	168,768
	Kyoritsu Printing Co., Ltd.	3,900	5,943
	Kyosan Electric Manufacturing Co., Ltd.	8,300	42,131
	Kyowa Electronic Instruments Co., Ltd.	3,500	13,521
	Kyowa Exeo Corp.	23,000	574,167
	Kyowa Leather Cloth Co., Ltd.	3,100	22,214
	Kyudenko Corp.	9,900	285,719
	Kyushu Financial Group, Inc.	40,540	169,265
	Kyushu Leasing Service Co., Ltd.	2,100	11,507
	Kyushu Railway Co.	6,600	215,948
	LAC Co., Ltd.	1,900	18,792
	Lacto Japan Co., Ltd.	600	22,093
#*	Laox Co., Ltd.	13,500	30,673
	Lasertec Corp.	13,400	656,013
	Lawson, Inc.	9,900	572,994
	Lecip Holdings Corp.	1,700	10,100
#*	Leopalace21 Corp.	79,000	227,019
	Life Corp.	3,800	90,557
	LIFULL Co., Ltd.	9,500	48,776
#	Like Co., Ltd.	1,000	14,676
#*	LINE Corp.	2,100	103,479
	Linical Co., Ltd.	1,100	10,798
	Link And Motivation, Inc.	3,400	16,248
	Lintec Corp.	12,500	270,207
	Lion Corp.	12,700	241,258
*	Litalico, Inc.	1,700	42,269
	LIXIL Group Corp.	25,600	425,662
	Look Holdings, Inc.	1,900	18,228
*	M&A Capital Partners Co., Ltd.	2,800	87,227
	M3, Inc.	43,300	1,260,258
	Mabuchi Motor Co., Ltd.	2,400	87,449
	Macnica Fuji Electronics Holdings, Inc.	17,800	265,813
	Macromill, Inc.	10,500	96,110
	Maeda Corp.	27,700	264,404
#	Maeda Road Construction Co., Ltd.	6,200	209,560
	Maezawa Kasei Industries Co., Ltd.	1,300	13,770
	Maezawa Kyuso Industries Co., Ltd.	1,900	40,230
	Makino Milling Machine Co., Ltd.	5,600	209,477
	Makita Corp.	16,000	611,992
	Mamezou Holdings Co., Ltd.	3,700	57,026
#	Mani, Inc.	9,900	248,483
	MarkLines Co., Ltd.	1,800	32,284
	Marubun Corp.	2,800	15,460
	Maruha Nichiro Corp.	6,600	157,836
	Marui Group Co., Ltd.	17,400	402,426
	Maruichi Steel Tube, Ltd.	3,400	94,340
	Maruka Corp.	1,600	29,873
#	Marusan Securities Co., Ltd.	9,800	46,631
	Maruwa Unyu Kikan Co., Ltd.	3,600	74,030
	Maruzen Co., Ltd.	1,000	19,418
	Maruzen Showa Unyu Co., Ltd.	2,800	74,730
	Marvelous, Inc.	6,600	41,927
	Matching Service Japan Co., Ltd.	800	10,013

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Matsuda Sangyo Co., Ltd.	4,300	$61,019
	Matsui Construction Co., Ltd.	3,900	27,225
	Matsui Securities Co., Ltd.	8,400	68,526
	Matsumotokiyoshi Holdings Co., Ltd.	15,200	607,794
	Matsuya Co., Ltd.	2,200	14,710
	Matsuyafoods Holdings Co., Ltd.	1,000	43,276
	Max Co., Ltd.	2,500	46,747
	Maxell Holdings, Ltd.	6,500	85,326
	Maxvalu Tokai Co., Ltd.	1,400	29,786
	Mazda Motor Corp.	69,600	584,208
	McDonald's Holdings Co. Japan, Ltd.	3,700	175,866
	MCJ Co., Ltd.	16,700	114,528
	Mebuki Financial Group, Inc.	72,100	159,779
	Media Do Holdings Co., Ltd.	2,300	66,515
*	Medical & Biological Laboratories Co., Ltd.	600	21,025
*	Medical Data Vision Co., Ltd.	1,800	13,258
	Medical System Network Co., Ltd.	6,000	28,667
	Medipal Holdings Corp.	18,400	389,896
	Megmilk Snow Brand Co., Ltd.	9,700	226,848
	Meidensha Corp.	9,500	176,370
	Meiji Electric Industries Co., Ltd.	1,200	16,587
	MEIJI Holdings Co., Ltd.	10,300	724,850
	Meisei Industrial Co., Ltd.	4,200	32,993
	Meitec Corp.	8,200	466,134
	Meito Sangyo Co., Ltd.	1,800	22,952
	Meiwa Corp.	6,900	37,451
#	Meiwa Estate Co., Ltd.	2,500	14,106
	Melco Holdings, Inc.	900	21,672
	Members Co., Ltd.	1,400	23,922
	Menicon Co., Ltd.	3,400	152,273
	Mercuria Investment Co., Ltd.	900	5,955
*	Metaps, Inc.	1,000	8,435
	METAWATER Co., Ltd.	800	30,782
	Michinoku Bank, Ltd. (The)	3,100	39,359
	Micronics Japan Co., Ltd.	4,100	47,270
	Mie Kotsu Group Holdings, Inc.	6,000	32,571
	Mikuni Corp.	1,500	4,506
	Milbon Co., Ltd.	6,600	369,338
	Mimaki Engineering Co., Ltd.	4,800	21,946
	Mimasu Semiconductor Industry Co., Ltd.	4,600	97,050
	Minebea Mitsumi, Inc.	22,600	439,027
	Ministop Co., Ltd.	2,600	36,699
	Miraca Holdings, Inc.	16,500	433,671
	Mirait Holdings Corp.	18,700	279,267
	Miroku Jyoho Service Co., Ltd.	3,400	93,850
	MISUMI Group, Inc.	18,100	449,121
	Mitani Corp.	1,000	55,737
	Mitani Sangyo Co., Ltd.	4,100	13,403
	Mitani Sekisan Co., Ltd.	500	17,689
#	Mito Securities Co., Ltd.	15,500	31,860
	Mitsuba Corp.	5,100	29,917
	Mitsubishi Chemical Holdings Corp.	255,600	1,847,214
	Mitsubishi Electric Corp.	86,500	1,199,335
	Mitsubishi Estate Co., Ltd.	47,500	930,262
	Mitsubishi Gas Chemical Co., Inc.	30,900	467,824
	Mitsubishi Heavy Industries, Ltd.	31,600	1,152,685
	Mitsubishi Kakoki Kaisha, Ltd.	500	8,405
	Mitsubishi Logisnext Co., Ltd.	14,200	213,872
	Mitsubishi Logistics Corp.	10,999	278,667

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Motors Corp.	105,600	$393,437
	Mitsubishi Paper Mills, Ltd.	2,600	10,797
	Mitsubishi Pencil Co., Ltd.	4,300	62,859
	Mitsubishi Research Institute, Inc.	500	19,621
	Mitsubishi Shokuhin Co., Ltd.	4,000	115,517
	Mitsubishi Steel Manufacturing Co., Ltd.	1,000	9,105
	Mitsubishi UFJ Financial Group, Inc.	822,300	4,222,195
	Mitsubishi UFJ Lease & Finance Co., Ltd.	100,300	628,239
	Mitsuboshi Belting, Ltd.	2,000	34,123
	Mitsui Chemicals, Inc.	36,000	790,604
*	Mitsui E&S Holdings Co., Ltd.	22,200	185,397
	Mitsui Fudosan Co., Ltd.	38,100	1,009,098
	Mitsui Mining & Smelting Co., Ltd.	15,000	353,456
	Mitsui-Soko Holdings Co., Ltd.	4,800	78,428
	Mitsuuroko Group Holdings Co., Ltd.	7,400	75,123
	Miura Co., Ltd.	2,300	79,668
	Mixi, Inc.	11,000	193,417
	Miyaji Engineering Group, Inc.	1,000	18,121
	Miyazaki Bank, Ltd. (The)	2,300	51,524
	Miyoshi Oil & Fat Co., Ltd.	1,900	20,534
	Mizuho Financial Group, Inc.	882,515	1,308,708
	Mizuho Financial Group, Inc., ADR	19,384	58,152
	Mizuho Leasing Co., Ltd.	6,100	181,854
	Mizuno Corp.	4,400	106,066
*	Mobile Factory, Inc.	900	12,937
	Mochida Pharmaceutical Co., Ltd.	1,600	59,896
	Modec, Inc.	5,300	116,916
	Monex Group, Inc.	18,000	42,820
	Money Partners Group Co., Ltd.	3,000	6,493
	Monogatari Corp. (The)	800	64,247
	MonotaRO Co., Ltd.	16,000	383,804
	Morinaga & Co., Ltd.	7,000	336,028
	Morinaga Milk Industry Co., Ltd.	4,900	187,377
	Morita Holdings Corp.	4,700	73,840
	Morito Co., Ltd.	3,100	22,403
	Morningstar Japan KK	3,100	11,424
#	Morozoff, Ltd.	300	13,988
	Mory Industries, Inc.	400	9,502
	MrMax Holdings, Ltd.	3,700	15,702
	MS&AD Insurance Group Holdings, Inc.	37,852	1,257,166
	MTI, Ltd.	4,000	25,190
	Mugen Estate Co., Ltd.	3,400	21,683
	Murakami Corp.	600	15,401
	Murata Manufacturing Co., Ltd.	5,000	283,074
	Musashino Bank, Ltd. (The)	3,800	59,572
	N Field Co., Ltd.	2,900	15,957
	Nabtesco Corp.	24,000	687,713
	NAC Co., Ltd.	1,200	12,370
	Nachi-Fujikoshi Corp.	3,500	128,569
	Nafco Co., Ltd.	1,600	20,577
#	Nagano Bank, Ltd. (The)	1,400	19,599
	Nagano Keiki Co., Ltd.	2,600	21,497
	Nagase & Co., Ltd.	31,800	437,493
	Nagatanien Holdings Co., Ltd.	1,000	19,761
	Nagawa Co., Ltd.	600	37,707
	Nagoya Railroad Co., Ltd.	15,900	466,478
	Nakabayashi Co., Ltd.	3,000	17,048
	Nakamuraya Co., Ltd.	600	22,309
	Nakanishi, Inc.	4,600	82,056

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakano Corp.	1,900	$8,454
	Namura Shipbuilding Co., Ltd.	16,000	35,424
	Nankai Electric Railway Co., Ltd.	9,600	247,795
	Natori Co., Ltd.	1,200	18,483
	NEC Capital Solutions, Ltd.	3,600	81,839
	NEC Corp.	28,400	1,264,179
	NEC Networks & System Integration Corp.	5,700	213,045
	NET One Systems Co., Ltd.	16,700	275,344
	Neturen Co., Ltd.	8,400	64,839
	New Art Holdings Co., Ltd.	1,600	13,205
*	Nexon Co., Ltd.	34,200	463,168
	Nextage Co., Ltd.	5,200	49,006
	Nexyz Group Corp.	2,000	30,994
	NFC Holdings, Inc.	600	11,245
	NGK Insulators, Ltd.	18,900	316,890
	NHK Spring Co., Ltd.	45,400	365,538
	Nichia Steel Works, Ltd.	1,000	3,085
	Nichias Corp.	8,900	212,136
	Nichiban Co., Ltd.	1,500	23,620
	Nichiden Corp.	3,500	65,448
	Nichiha Corp.	3,500	84,126
	NichiiGakkan Co., Ltd.	8,500	117,320
	Nichi-iko Pharmaceutical Co., Ltd.	8,800	103,440
	Nichirei Corp.	18,000	435,138
	Nichireki Co., Ltd.	3,000	36,601
	Nichirin Co., Ltd.	1,430	25,448
	Nidec Corp.	10,300	1,295,438
#	Nidec Corp., Sponsored ADR	5,300	168,222
	Nifco, Inc.	34,900	914,567
	Nihon Chouzai Co., Ltd.	1,600	56,277
*	Nihon Dempa Kogyo Co., Ltd.	4,500	20,099
	Nihon Flush Co., Ltd.	900	21,938
	Nihon House Holdings Co., Ltd.	4,300	18,265
	Nihon Kohden Corp.	11,600	339,978
	Nihon M&A Center, Inc.	19,000	543,541
	Nihon Nohyaku Co., Ltd.	9,400	47,892
	Nihon Parkerizing Co., Ltd.	22,900	237,507
	Nihon Plast Co., Ltd.	1,900	11,643
	Nihon Unisys, Ltd.	25,500	777,615
	Nihon Yamamura Glass Co., Ltd.	1,200	13,346
	Nikkiso Co., Ltd.	9,600	119,328
	Nikko Co., Ltd.	8,000	58,959
	Nikkon Holdings Co., Ltd.	6,100	140,742
	Nikon Corp.	37,900	457,642
	Nintendo Co., Ltd.	10,700	3,936,055
	Nippo Corp.	4,900	120,218
	Nippon Air Conditioning Services Co., Ltd.	2,400	17,229
	Nippon Aqua Co., Ltd.	2,000	10,672
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	31,056
#	Nippon Carbon Co., Ltd.	1,400	47,573
	Nippon Chemical Industrial Co., Ltd.	400	11,637
	Nippon Chemiphar Co., Ltd.	500	13,685
	Nippon Commercial Development Co., Ltd.	1,500	23,304
	Nippon Concept Corp.	1,200	16,900
	Nippon Concrete Industries Co., Ltd.	700	1,767
	Nippon Densetsu Kogyo Co., Ltd.	7,900	167,000
	Nippon Dry-Chemical Co., Ltd.	500	7,787
	Nippon Express Co., Ltd.	14,200	739,948
	Nippon Fine Chemical Co., Ltd.	2,200	29,034

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Flour Mills Co., Ltd.	6,200	$93,523
	Nippon Gas Co., Ltd.	9,300	294,089
	Nippon Hume Corp.	3,300	24,685
	Nippon Kanzai Co., Ltd.	1,300	23,143
	Nippon Kayaku Co., Ltd.	23,300	273,220
#	Nippon Kodoshi Corp.	800	9,627
	Nippon Koei Co., Ltd.	2,800	92,202
	Nippon Light Metal Holdings Co., Ltd.	161,000	307,195
	Nippon Paint Holdings Co., Ltd.	15,500	740,919
	Nippon Paper Industries Co., Ltd.	6,000	97,643
	Nippon Parking Development Co., Ltd., Class C	42,200	55,534
	Nippon Pillar Packing Co., Ltd.	3,900	51,850
	Nippon Piston Ring Co., Ltd.	900	12,050
	Nippon Road Co., Ltd. (The)	1,000	67,853
	Nippon Seiki Co., Ltd.	5,900	86,677
	Nippon Seisen Co., Ltd.	500	16,959
*	Nippon Sharyo, Ltd.	2,200	59,894
	Nippon Shinyaku Co., Ltd.	2,700	239,378
	Nippon Shokubai Co., Ltd.	5,000	293,156
	Nippon Signal Co., Ltd.	9,800	123,579
	Nippon Soda Co., Ltd.	6,900	185,683
	Nippon Steel Trading Corp.	3,100	140,296
	Nippon Suisan Kaisha, Ltd.	66,200	361,014
	Nippon Systemware Co., Ltd.	2,000	44,602
	Nippon Telegraph & Telephone Corp.	55,000	1,402,337
	Nippon Thompson Co., Ltd.	12,600	52,387
	Nippon Yakin Kogyo Co., Ltd.	1,140	21,668
	Nipro Corp.	33,400	380,265
	Nishimatsu Construction Co., Ltd.	12,300	272,813
	Nishimatsuya Chain Co., Ltd.	11,100	94,942
	Nishimoto Co., Ltd.	1,300	43,489
	Nishi-Nippon Financial Holdings, Inc.	14,000	92,311
	Nishi-Nippon Railroad Co., Ltd.	5,400	124,797
	Nishio Rent All Co., Ltd.	4,600	123,593
	Nissan Chemical Corp.	16,600	685,977
	Nissan Motor Co., Ltd.	216,300	1,173,708
	Nissan Shatai Co., Ltd.	15,500	147,154
	Nissan Tokyo Sales Holdings Co., Ltd.	5,300	13,396
	Nissei ASB Machine Co., Ltd.	1,400	47,276
	Nissei Plastic Industrial Co., Ltd.	2,500	21,475
	Nissha Co., Ltd.	4,400	39,732
	Nisshin Group Holdings Co., Ltd.	7,700	38,280
	Nisshin Oillio Group, Ltd. (The)	5,900	197,419
	Nisshin Seifun Group, Inc.	9,880	168,701
	Nisshinbo Holdings, Inc.	20,304	174,586
	Nissin Electric Co., Ltd.	7,600	90,718
	Nissin Foods Holdings Co., Ltd.	2,600	195,152
	Nissin Kogyo Co., Ltd.	5,300	107,143
	Nissin Sugar Co., Ltd.	2,600	47,574
	Nissui Pharmaceutical Co., Ltd.	3,800	47,325
	Nitori Holdings Co., Ltd.	5,200	808,085
	Nitta Corp.	2,900	81,152
	Nitto Boseki Co., Ltd.	2,300	95,428
	Nitto Denko Corp.	27,900	1,550,908
	Nitto Fuji Flour Milling Co., Ltd.	300	17,577
	Nitto Kogyo Corp.	3,800	78,666
	Nitto Kohki Co., Ltd.	2,600	56,065
	Nitto Seiko Co., Ltd.	6,100	32,262
	Nittoc Construction Co., Ltd.	1,700	13,150

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NJS Co., Ltd.	700	$11,475
	Noda Corp.	1,400	10,190
	Noevir Holdings Co., Ltd.	3,500	159,398
	NOF Corp.	10,200	332,032
	Nohmi Bosai, Ltd.	3,700	82,175
	Nojima Corp.	9,400	185,422
	Nomura Co., Ltd.	15,300	173,760
	Nomura Holdings, Inc.	196,900	1,008,010
	Nomura Holdings, Inc., Sponsored ADR	22,606	116,195
	Nomura Real Estate Holdings, Inc.	19,500	480,207
	Nomura Research Institute, Ltd.	25,766	566,998
	Noritake Co., Ltd.	1,700	67,579
	Noritsu Koki Co., Ltd.	4,100	59,388
	Noritz Corp.	7,700	94,881
	NS Solutions Corp.	6,400	187,985
	NS Tool Co., Ltd.	900	23,251
	NSD Co., Ltd.	12,100	194,960
	NSK, Ltd.	41,300	344,491
	NTN Corp.	106,000	280,893
	NTT Data Corp.	45,100	633,529
	NTT DOCOMO, Inc.	81,300	2,309,927
	NuFlare Technology, Inc.	600	64,946
	Obara Group, Inc.	2,600	82,497
	Obayashi Corp.	121,700	1,334,681
	OBIC Business Consultants Co., Ltd.	900	34,465
	Obic Co., Ltd.	2,600	354,280
	Odakyu Electric Railway Co., Ltd.	20,700	459,156
	Odelic Co., Ltd.	400	17,684
	Oenon Holdings, Inc.	11,900	41,519
	Ogaki Kyoritsu Bank, Ltd. (The)	3,800	78,227
#	Ohara, Inc.	700	7,677
	Ohashi Technica, Inc.	1,000	14,202
	Ohsho Food Service Corp.	1,000	60,004
	Oiles Corp.	5,300	73,949
	Oita Bank, Ltd. (The)	1,900	43,977
	Oji Holdings Corp.	89,600	455,221
	Okabe Co., Ltd.	8,200	64,408
	Okamoto Industries, Inc.	1,800	62,649
	Okamoto Machine Tool Works, Ltd.	400	10,197
	Okamura Corp.	13,500	129,725
	Okasan Securities Group, Inc.	16,100	56,456
	Oki Electric Industry Co., Ltd.	20,000	249,004
	Okinawa Cellular Telephone Co.	2,800	112,574
	OKK Corp.	800	4,525
	OKUMA Corp.	3,300	150,356
	Okumura Corp.	7,100	187,698
	Okura Industrial Co., Ltd.	400	6,403
	Okuwa Co., Ltd.	5,700	76,530
#	Olympic Group Corp.	2,900	16,110
	Olympus Corp.	109,700	1,772,449
	Omron Corp.	15,200	870,426
	Ono Pharmaceutical Co., Ltd.	17,900	412,180
	Onoken Co., Ltd.	4,000	49,316
	Onward Holdings Co., Ltd.	28,600	164,287
	Ootoya Holdings Co., Ltd.	1,200	26,100
*	Open Door, Inc.	1,800	21,856
	Open House Co., Ltd.	20,800	552,934
	Optex Group Co., Ltd.	2,200	28,949
*	Optim Corp.	1,100	40,376

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oracle Corp.	3,300	$285,640
	Organo Corp.	1,700	106,492
	Orient Corp.	94,700	145,524
	Oriental Land Co., Ltd.	10,100	1,315,373
	Origin Co., Ltd.	1,200	16,898
	Oro Co., Ltd.	400	12,336
	Osaka Gas Co., Ltd.	25,800	436,584
	Osaka Organic Chemical Industry, Ltd.	1,300	21,374
	Osaka Soda Co., Ltd.	2,800	74,369
	Osaki Electric Co., Ltd.	9,400	53,806
	OSG Corp.	13,700	230,617
	OSJB Holdings Corp.	26,900	66,364
	Otsuka Corp.	20,400	795,495
	Otsuka Holdings Co., Ltd.	7,300	324,305
	OUG Holdings, Inc.	500	12,379
	Outsourcing, Inc.	32,200	291,479
	Oyo Corp.	5,500	69,728
	Ozu Corp.	700	12,795
	Pacific Industrial Co., Ltd.	5,900	70,300
	Pack Corp. (The)	2,600	91,533
	PAL GROUP Holdings Co., Ltd.	2,500	73,624
	PALTAC Corp.	3,500	163,774
	Pan Pacific International Holdings Corp.	46,500	750,360
	Panasonic Corp.	198,400	1,971,702
	Panasonic Corp., Sponsored ADR	24,160	240,875
#	Paraca, Inc.	900	16,878
	Paramount Bed Holdings Co., Ltd.	3,200	132,468
	Parco Co., Ltd.	4,400	74,088
	Paris Miki Holdings, Inc.	2,800	8,859
	Park24 Co., Ltd.	24,600	617,772
	Parker Corp.	2,500	13,183
#	Pasona Group, Inc.	8,700	110,089
	PC Depot Corp.	9,220	49,444
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	11,333
	Penta-Ocean Construction Co., Ltd.	76,800	453,607
#	Pepper Food Service Co., Ltd.	600	5,304
*	PeptiDream, Inc.	10,500	497,045
	Persol Holdings Co., Ltd.	35,200	629,312
	Phil Co., Inc.	300	11,072
	PIA Corp.	700	27,804
	Pickles Corp.	1,200	29,426
	Pigeon Corp.	8,400	296,454
	Pilot Corp.	6,800	265,467
	Piolax, Inc.	4,000	70,745
	Pola Orbis Holdings, Inc.	16,300	353,135
	Poletowin Pitcrew Holdings, Inc.	7,700	63,554
	Press Kogyo Co., Ltd.	12,400	40,818
#	Pressance Corp.	12,300	136,949
	Prestige International, Inc.	18,500	167,689
	Pronexus, Inc.	1,800	19,648
#*	Prospect Co., Ltd.	33,000	9,462
	PS Mitsubishi Construction Co., Ltd.	6,500	42,347
	Punch Industry Co., Ltd.	2,400	10,377
	Qol Holdings Co., Ltd.	6,100	79,859
	Quick Co., Ltd.	2,800	38,547
	Raccoon Holdings, Inc.	2,900	20,985
	Raito Kogyo Co., Ltd.	7,700	107,872
	Raiznext Corp.	11,000	127,604
	Rakus Co., Ltd.	8,900	141,417

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Rakuten, Inc.	175,700	$1,355,429
	Rasa Corp.	1,500	13,301
	Rasa Industries, Ltd.	2,200	28,613
	Raysum Co., Ltd.	3,000	26,750
	Recruit Holdings Co., Ltd.	170,400	6,641,557
	Relia, Inc.	6,900	92,062
	Relo Group, Inc.	24,300	648,904
	Renaissance, Inc.	1,500	23,706
	Rengo Co., Ltd.	49,500	346,849
*	RENOVA, Inc.	6,300	75,592
*	Renown, Inc.	2,100	2,047
	Retail Partners Co., Ltd.	3,200	23,965
	Rheon Automatic Machinery Co., Ltd.	1,500	20,167
	Rhythm Watch Co., Ltd.	900	7,306
	Ricoh Co., Ltd.	77,700	881,619
	Ricoh Leasing Co., Ltd.	4,500	168,113
	Ride On Express Holdings Co., Ltd.	1,300	21,847
#	Right On Co., Ltd.	2,600	14,141
	Riken Keiki Co., Ltd.	2,700	52,416
	Riken Technos Corp.	2,100	9,336
	Rinnai Corp.	4,600	327,897
	Rion Co., Ltd.	1,600	46,620
	Riso Kagaku Corp.	5,000	85,249
	Rock Field Co., Ltd.	2,200	28,970
	Rohto Pharmaceutical Co., Ltd.	20,200	559,151
	Rokko Butter Co., Ltd.	1,000	14,893
	Roland DG Corp.	3,000	54,249
	Rorze Corp.	2,000	73,683
#	Round One Corp.	10,500	97,815
*	Rozetta Corp.	600	20,277
	Ryobi, Ltd.	3,800	61,544
	Ryoden Corp.	4,200	63,105
#	Ryohin Keikaku Co., Ltd.	31,000	518,277
	Ryosan Co., Ltd.	7,200	166,518
	Ryoyo Electro Corp.	7,100	120,225
	S Foods, Inc.	1,100	26,452
	S&B Foods, Inc.	700	27,070
	Sac's Bar Holdings, Inc.	2,700	21,158
	Sagami Rubber Industries Co., Ltd.	2,000	32,441
	Saibu Gas Co., Ltd.	1,200	25,715
	Saizeriya Co., Ltd.	2,500	54,699
	Sakai Chemical Industry Co., Ltd.	3,600	73,130
	Sakai Heavy Industries, Ltd.	1,000	24,560
	Sakai Moving Service Co., Ltd.	1,300	72,413
	Sakai Ovex Co., Ltd.	700	11,495
	Sakata INX Corp.	15,100	157,598
	Sakura Internet, Inc.	3,000	18,390
	Sala Corp.	15,100	84,622
	SAMTY Co., Ltd.	6,100	103,418
	San Holdings, Inc.	1,000	12,786
	San ju San Financial Group, Inc.	2,210	31,862
	San-A Co., Ltd.	3,100	126,764
	San-Ai Oil Co., Ltd.	18,500	184,669
*	Sanden Holdings Corp.	2,700	16,111
	Sanei Architecture Planning Co., Ltd.	1,900	25,990
	Sangetsu Corp.	7,000	123,539
	San-In Godo Bank, Ltd. (The)	14,500	79,521
	Sanken Electric Co., Ltd.	3,399	85,719
	Sanki Engineering Co., Ltd.	14,600	198,438

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Co., Ltd.	4,500	$151,183
	Sankyo Frontier Co., Ltd.	1,000	37,847
	Sankyo Seiko Co., Ltd.	9,800	52,855
	Sankyo Tateyama, Inc.	3,400	44,251
	Sankyu, Inc.	7,500	369,796
	Sanoh Industrial Co., Ltd.	2,800	26,267
#	Sansei Technologies, Inc.	1,300	10,079
	Sansha Electric Manufacturing Co., Ltd.	1,000	7,207
	Sanshin Electronics Co., Ltd.	4,000	61,538
	Santen Pharmaceutical Co., Ltd.	21,000	391,662
	Sanwa Holdings Corp.	56,400	593,276
	Sanyo Chemical Industries, Ltd.	3,200	149,795
	Sanyo Denki Co., Ltd.	2,200	107,099
	Sanyo Electric Railway Co., Ltd.	1,400	27,055
	Sanyo Shokai, Ltd.	2,800	31,822
	Sanyo Trading Co., Ltd.	4,400	54,871
	Sapporo Holdings, Ltd.	15,100	365,093
	Sato Holdings Corp.	7,400	210,249
	Sato Shoji Corp.	2,600	22,701
	Satori Electric Co., Ltd.	900	7,115
	Sawada Holdings Co., Ltd.	4,800	42,029
	Sawai Pharmaceutical Co., Ltd.	3,800	246,945
	Saxa Holdings, Inc.	1,300	24,172
	SB Technology Corp.	1,700	37,211
	SBI Holdings, Inc.	30,000	695,418
	SBS Holdings, Inc.	2,200	36,582
	Scala, Inc.	2,600	17,208
	SCREEN Holdings Co., Ltd.	8,800	457,058
	Scroll Corp.	7,900	25,365
	SCSK Corp.	5,743	307,804
#	SEC Carbon, Ltd.	200	15,270
	Secom Co., Ltd.	12,400	1,088,132
	Seed Co., Ltd.	2,100	19,284
	Sega Sammy Holdings, Inc.	27,100	369,027
	Seibu Holdings, Inc.	21,400	333,574
	Seika Corp.	1,900	22,239
	Seikagaku Corp.	7,100	75,357
	Seikitokyu Kogyo Co., Ltd.	4,600	38,559
	Seiko Epson Corp.	26,500	387,487
	Seiko Holdings Corp.	3,800	92,630
	Seiko PMC Corp.	1,200	10,212
	Seino Holdings Co., Ltd.	14,600	186,620
	Seiren Co., Ltd.	9,800	125,102
#	Sekisui House, Ltd.	59,500	1,279,378
	Sekisui Jushi Corp.	5,800	126,916
	Sekisui Plastics Co., Ltd.	6,100	42,938
	Senko Group Holdings Co., Ltd.	29,820	238,417
	Senshu Electric Co., Ltd.	2,600	71,537
	Senshu Ikeda Holdings, Inc.	30,200	55,135
	Senshukai Co., Ltd.	5,500	23,067
	Seria Co., Ltd.	9,000	247,673
	Seven & I Holdings Co., Ltd.	63,900	2,450,138
	Seven Bank, Ltd.	241,500	722,219
#	SFP Holdings Co., Ltd.	2,000	40,996
#	Sharp Corp.	15,300	207,547
	Shibaura Electronics Co., Ltd.	800	20,969
	Shibaura Mechatronics Corp.	500	16,906
	Shibusawa Warehouse Co., Ltd. (The)	900	17,324
	Shibuya Corp.	2,500	69,394

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	SHIFT, Inc.	900	$61,234
#	Shikibo, Ltd.	3,500	49,084
	Shikoku Bank, Ltd. (The)	3,800	33,232
	Shikoku Chemicals Corp.	7,600	83,258
	Shima Seiki Manufacturing, Ltd.	6,500	125,383
	Shimachu Co., Ltd.	7,300	208,374
	Shimadzu Corp.	12,000	336,779
	Shimamura Co., Ltd.	3,600	270,480
	Shimano, Inc.	2,600	398,651
	Shimizu Bank, Ltd. (The)	1,900	35,508
	Shimizu Corp.	88,700	909,781
	Shimojima Co., Ltd.	2,000	20,674
	Shin Nippon Air Technologies Co., Ltd.	3,000	56,621
	Shin Nippon Biomedical Laboratories, Ltd.	3,700	20,540
	Shinagawa Refractories Co., Ltd.	400	10,885
	Shindengen Electric Manufacturing Co., Ltd.	1,000	30,477
	Shin-Etsu Chemical Co., Ltd.	23,400	2,676,109
	Shin-Etsu Polymer Co., Ltd.	12,800	108,782
#	Shin-Keisei Electric Railway Co., Ltd.	600	13,337
	Shinko Electric Industries Co., Ltd.	8,000	93,905
	Shinko Shoji Co., Ltd.	4,200	32,117
	Shinmaywa Industries, Ltd.	10,200	132,547
	Shinnihon Corp.	6,300	52,446
	Shinoken Group Co., Ltd.	4,000	44,525
	Shinsei Bank, Ltd.	50,100	767,092
	Shinsho Corp.	800	19,002
	Shinwa Co., Ltd.	1,300	26,140
	Shionogi & Co., Ltd.	17,700	1,052,691
	Ship Healthcare Holdings, Inc.	8,500	381,111
	Shiseido Co., Ltd.	53,200	3,425,048
	Shizuoka Bank, Ltd. (The)	21,900	153,746
	Shizuoka Gas Co., Ltd.	14,800	119,111
	SHO-BOND Holdings Co., Ltd.	800	32,662
#	Shoei Co., Ltd.	2,300	104,602
	Shoei Foods Corp.	1,500	50,295
	Shofu, Inc.	2,000	33,380
	Showa Corp.	8,700	179,543
#	Showa Denko K.K.	39,500	944,550
	Showa Sangyo Co., Ltd.	1,800	49,601
	Sigma Koki Co., Ltd.	700	8,922
	SIGMAXYZ, Inc.	2,100	37,615
	Sinanen Holdings Co., Ltd.	1,400	26,093
	Sinfonia Technology Co., Ltd.	5,700	63,643
	Sinko Industries, Ltd.	3,800	59,013
	Sintokogio, Ltd.	8,900	75,937
	SK-Electronics Co., Ltd.	1,200	20,060
	SKY Perfect JSAT Holdings, Inc.	29,800	128,188
#	Skylark Holdings Co., Ltd.	25,900	474,338
	SMC Corp.	2,000	863,338
	SMK Corp.	400	11,396
	SMS Co., Ltd.	18,700	463,169
	Snow Peak, Inc.	1,000	9,220
	SNT Corp.	2,900	12,000
	Soda Nikka Co., Ltd.	2,000	11,069
	Sodick Co., Ltd.	10,800	83,907
	Soft99 Corp.	1,100	10,395
	Softbank Corp.	61,800	847,840
	SoftBank Group Corp.	167,168	6,749,350
#	Softbrain Co., Ltd.	1,900	9,578

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Softcreate Holdings Corp.	1,800	$29,104
	Software Service, Inc.	400	36,647
	Sogo Medical Holdings Co., Ltd.	4,400	82,688
	Sohgo Security Services Co., Ltd.	5,100	264,696
	Solasto Corp.	9,100	94,689
	SoldOut, Inc.	800	15,257
	Soliton Systems K.K.	1,700	18,584
	Sompo Holdings, Inc.	24,900	930,359
	Sony Corp.	96,000	6,712,977
	Sony Financial Holdings, Inc.	9,100	209,520
	Sotetsu Holdings, Inc.	7,100	189,750
	Sotoh Co., Ltd.	1,200	10,742
#	Sourcenext Corp.	6,200	27,755
	Space Co., Ltd.	700	7,798
	Space Value Holdings Co., Ltd.	5,400	27,034
	Sparx Group Co., Ltd.	15,000	36,070
	SPK Corp.	700	16,626
	S-Pool, Inc.	17,400	123,372
	Square Enix Holdings Co., Ltd.	8,200	402,534
	SRA Holdings	2,000	46,483
	SRS Holdings Co., Ltd.	2,600	24,963
	St Marc Holdings Co., Ltd.	1,700	35,570
	Star Mica Holdings Co., Ltd.	2,000	30,102
	Star Micronics Co., Ltd.	6,600	84,385
	Starts Corp., Inc.	8,800	212,492
	St-Care Holding Corp.	1,700	7,381
	Stella Chemifa Corp.	1,700	46,789
	Step Co., Ltd.	1,000	14,804
	Strike Co., Ltd.	600	25,583
	Studio Alice Co., Ltd.	1,900	33,550
	Subaru Corp.	47,300	1,183,091
	Subaru Enterprise Co., Ltd.	300	26,103
	Sugi Holdings Co., Ltd.	7,500	375,765
	Sugimoto & Co., Ltd.	2,000	35,571
	Sumida Corp.	3,400	33,215
#	Suminoe Textile Co., Ltd.	500	11,672
	Sumitomo Bakelite Co., Ltd.	4,900	176,127
	Sumitomo Chemical Co., Ltd.	326,931	1,389,195
	Sumitomo Dainippon Pharma Co., Ltd.	27,300	468,641
	Sumitomo Densetsu Co., Ltd.	5,400	130,017
	Sumitomo Electric Industries, Ltd.	47,700	635,918
	Sumitomo Forestry Co., Ltd.	33,200	461,017
	Sumitomo Heavy Industries, Ltd.	29,500	772,808
	Sumitomo Metal Mining Co., Ltd.	22,500	639,685
	Sumitomo Mitsui Construction Co., Ltd.	44,700	251,414
	Sumitomo Mitsui Financial Group, Inc.	85,100	2,992,064
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	6,000	42,120
	Sumitomo Mitsui Trust Holdings, Inc.	19,900	733,711
*	Sumitomo Precision Products Co., Ltd.	300	8,791
	Sumitomo Realty & Development Co., Ltd.	26,000	957,203
	Sumitomo Riko Co., Ltd.	4,100	32,182
	Sumitomo Seika Chemicals Co., Ltd.	2,000	56,978
	Sumitomo Warehouse Co., Ltd. (The)	7,500	97,170
	Sun Frontier Fudousan Co., Ltd.	9,200	102,736
	Suncall Corp.	2,600	12,683
	Sundrug Co., Ltd.	15,700	532,043
	Suntory Beverage & Food, Ltd.	8,200	347,174
	Sun-Wa Technos Corp.	1,100	9,867
#*	Suruga Bank, Ltd.	10,500	41,361

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sushiro Global Holdings, Ltd.	3,300	$276,929
	Suzuken Co., Ltd.	11,590	444,360
	Suzuki Co., Ltd.	700	4,792
	Suzuki Motor Corp.	30,800	1,409,277
	SWCC Showa Holdings Co., Ltd.	4,600	57,084
	Sysmex Corp.	16,700	1,194,722
	System Information Co., Ltd.	1,100	9,806
	System Research Co., Ltd.	1,400	23,127
	Systena Corp.	14,000	234,893
	Syuppin Co., Ltd.	5,800	55,987
	T Hasegawa Co., Ltd.	6,900	141,542
	T RAD Co., Ltd.	800	13,393
	T&D Holdings, Inc.	66,200	705,645
	T&K Toka Co., Ltd.	3,500	31,516
	Tachibana Eletech Co., Ltd.	1,800	29,374
	Tachikawa Corp.	1,000	11,277
	Tachi-S Co., Ltd.	3,600	41,925
	Tadano, Ltd.	21,700	182,948
	Taihei Dengyo Kaisha, Ltd.	3,400	70,854
	Taiho Kogyo Co., Ltd.	1,600	10,564
	Taikisha, Ltd.	5,600	191,490
	Taiko Bank, Ltd. (The)	1,400	20,985
	Taisei Corp.	31,000	1,237,636
	Taisei Lamick Co., Ltd.	800	20,679
	Taisei Oncho Co., Ltd.	600	12,005
	Taisho Pharmaceutical Holdings Co., Ltd.	3,000	211,938
	Taiyo Holdings Co., Ltd.	3,100	131,135
	Taiyo Nippon Sanso Corp.	5,800	127,130
#	Takachiho Koheki Co., Ltd.	1,200	12,674
	Takamatsu Construction Group Co., Ltd.	2,700	65,178
	Takamiya Co., Ltd.	5,600	32,710
	Takano Co., Ltd.	200	1,454
	Takaoka Toko Co., Ltd.	2,000	20,594
	Takara Bio, Inc.	3,400	63,386
	Takara Holdings, Inc.	1,400	12,344
	Takara Printing Co., Ltd.	800	12,537
	Takara Standard Co., Ltd.	7,200	123,523
	Takasago International Corp.	5,100	110,048
	Takasago Thermal Engineering Co., Ltd.	7,000	121,563
#	Takashimaya Co., Ltd.	33,800	361,401
	Take And Give Needs Co., Ltd.	1,500	13,954
	TAKEBISHI Corp.	1,000	13,572
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,752	110,611
	Takeda Pharmaceutical Co., Ltd.	52,130	2,001,968
	Takeei Corp.	3,000	29,413
	Takeuchi Manufacturing Co., Ltd.	9,100	153,561
	Takihyo Co., Ltd.	1,100	19,094
	Takisawa Machine Tool Co., Ltd.	1,100	13,494
	Takuma Co., Ltd.	7,000	76,317
	Tama Home Co., Ltd.	2,100	24,704
	Tamron Co., Ltd.	1,000	21,239
	Tanseisha Co., Ltd.	3,700	41,590
	Tatsuta Electric Wire and Cable Co., Ltd.	10,400	54,764
	Tayca Corp.	3,300	56,894
	Tbk Co., Ltd.	3,900	16,587
	TDC Soft, Inc.	1,200	10,719
	TechMatrix Corp.	3,800	90,518
	Techno Ryowa, Ltd.	1,600	13,219
	TechnoPro Holdings, Inc.	12,400	821,084

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tecnos Japan, Inc.	1,300	$5,608
	Teijin, Ltd.	57,800	1,033,395
	Teikoku Electric Manufacturing Co., Ltd.	2,000	25,042
	Teikoku Sen-I Co., Ltd.	2,300	51,646
	Teikoku Tsushin Kogyo Co., Ltd.	900	10,193
	Tekken Corp.	2,900	73,392
	Temairazu, Inc.	200	10,685
	Tenma Corp.	3,400	61,109
	Tenpos Holdings Co., Ltd.	900	20,228
	Terumo Corp.	25,000	899,894
	T-Gaia Corp.	4,300	105,745
	THK Co., Ltd.	13,200	329,088
	Tigers Polymer Corp.	1,800	9,410
	TIS, Inc.	9,800	588,748
	TKC Corp.	1,500	74,268
	Toa Corp.	2,900	29,864
	Toa Corp.	4,400	62,631
	Toa Oil Co., Ltd.	300	6,208
	TOA ROAD Corp.	300	9,410
	Toagosei Co., Ltd.	24,800	277,280
	Tobishima Corp.	4,930	62,378
	Tobu Railway Co., Ltd.	10,300	362,838
	TOC Co., Ltd.	10,400	83,529
	Tocalo Co., Ltd.	15,500	154,406
	Tochigi Bank, Ltd. (The)	17,000	30,933
	Toda Corp.	43,900	281,547
	Toda Kogyo Corp.	800	15,441
	Toei Animation Co., Ltd.	2,000	95,842
	Toei Co., Ltd.	1,100	151,902
	Toenec Corp.	2,800	101,072
	Toho Bank, Ltd. (The)	24,600	56,536
	Toho Co., Ltd.	3,200	117,884
#	Toho Co., Ltd.	1,500	24,616
	Toho Gas Co., Ltd.	12,600	486,764
	Toho Holdings Co., Ltd.	17,200	353,230
	Toho Titanium Co., Ltd.	4,300	32,919
	Toho Zinc Co., Ltd.	2,300	39,369
	Tohoku Bank, Ltd. (The)	2,400	22,702
	Tohokushinsha Film Corp.	2,900	16,885
	Tohto Suisan Co., Ltd.	700	17,905
#	Tokai Carbon Co., Ltd.	44,800	404,893
	Tokai Corp.	2,300	55,639
	Tokai Rika Co., Ltd.	7,400	125,764
	Tokai Tokyo Financial Holdings, Inc.	25,600	76,192
	Token Corp.	2,320	160,466
	Tokio Marine Holdings, Inc.	37,100	2,013,832
	Tokushu Tokai Paper Co., Ltd.	1,300	47,363
*	Tokyo Base Co., Ltd.	3,100	14,418
	Tokyo Broadcasting System Holdings, Inc.	9,000	155,659
	Tokyo Century Corp.	13,900	707,086
#	Tokyo Dome Corp.	11,200	105,088
	Tokyo Electron Device, Ltd.	1,100	25,340
	Tokyo Electron, Ltd.	12,900	2,837,304
	Tokyo Energy & Systems, Inc.	6,000	48,327
	Tokyo Gas Co., Ltd.	33,900	745,325
	Tokyo Individualized Educational Institute, Inc.	1,300	8,523
	Tokyo Keiki, Inc.	2,900	27,133
	Tokyo Kiraboshi Financial Group, Inc.	4,285	49,086
	Tokyo Ohka Kogyo Co., Ltd.	7,500	310,727

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Rope Manufacturing Co., Ltd.	3,300	$33,151
	Tokyo Sangyo Co., Ltd.	4,200	24,412
	Tokyo Seimitsu Co., Ltd.	8,700	302,706
	Tokyo Tatemono Co., Ltd.	37,200	601,055
	Tokyo Theatres Co., Inc.	1,000	12,442
	Tokyotokeiba Co., Ltd.	1,600	47,031
	Tokyu Construction Co., Ltd.	22,900	159,796
	Tokyu Corp.	26,083	459,633
	Tokyu Fudosan Holdings Corp.	88,600	624,571
	Tokyu Recreation Co., Ltd.	300	15,690
	Toli Corp.	9,000	24,235
	Tomato Bank, Ltd.	3,000	28,372
	Tomoe Corp.	3,500	13,378
	Tomoe Engineering Co., Ltd.	1,700	33,899
	Tomoku Co., Ltd.	600	10,151
	TOMONY Holdings, Inc.	17,400	57,782
	Tomy Co., Ltd.	20,300	219,564
	Tonami Holdings Co., Ltd.	700	31,941
	Topcon Corp.	28,600	393,977
	Toppan Forms Co., Ltd.	11,100	125,954
	Toppan Printing Co., Ltd.	15,240	303,734
	Topre Corp.	4,200	63,749
	Topy Industries, Ltd.	3,300	53,510
	Toray Industries, Inc.	226,707	1,483,414
	Torex Semiconductor, Ltd.	900	12,303
	Toridoll Holdings Corp.	3,200	72,866
	Torigoe Co., Ltd. (The)	3,600	27,123
#	Torikizoku Co., Ltd.	1,000	23,572
	Torishima Pump Manufacturing Co., Ltd.	4,900	38,982
	Tosei Corp.	9,700	125,192
	Toshiba Corp.	500	15,980
#	Toshiba Machine Co., Ltd.	4,700	143,688
	Toshiba TEC Corp.	6,900	270,196
	Totech Corp.	900	22,244
	Totetsu Kogyo Co., Ltd.	4,300	125,206
	TOTO, Ltd.	10,800	438,852
	Tottori Bank, Ltd. (The)	1,400	17,142
	Tow Co., Ltd.	2,900	25,399
	Towa Bank, Ltd. (The)	3,400	24,846
	Towa Corp.	2,800	25,243
	Towa Pharmaceutical Co., Ltd.	6,400	146,140
	Toyo Construction Co., Ltd.	19,400	91,898
	Toyo Corp.	4,000	45,610
	Toyo Denki Seizo K.K.	1,000	13,640
*	Toyo Engineering Corp.	6,700	34,540
	Toyo Ink SC Holdings Co., Ltd.	12,500	278,674
	Toyo Kanetsu K.K.	2,700	53,846
#	Toyo Logistics Co., Ltd.	3,900	11,220
	Toyo Machinery & Metal Co., Ltd.	1,800	8,503
	Toyo Securities Co., Ltd.	25,300	33,834
	Toyo Seikan Group Holdings, Ltd.	31,000	524,446
	Toyo Suisan Kaisha, Ltd.	3,700	155,015
	Toyo Tanso Co., Ltd.	2,700	50,212
	Toyo Wharf & Warehouse Co., Ltd.	900	11,657
	Toyobo Co., Ltd.	22,223	303,382
	Toyoda Gosei Co., Ltd.	15,500	351,673
	Toyota Boshoku Corp.	17,300	249,764
	Toyota Industries Corp.	4,700	254,211
#	Toyota Motor Corp., Sponsored ADR	20,409	2,833,586

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyota Motor Corp.	157,618	$10,958,811
	TPR Co., Ltd.	5,100	83,479
	Trancom Co., Ltd.	1,600	113,598
	Transaction Co., Ltd.	2,300	22,523
*	Trend Micro, Inc.	15,500	809,881
#	Tri Chemical Laboratories, Inc.	800	75,929
	Trusco Nakayama Corp.	5,600	130,270
	TS Tech Co., Ltd.	8,700	239,097
	TSI Holdings Co., Ltd.	16,600	78,035
	Tsubaki Nakashima Co., Ltd.	11,200	131,201
	Tsubakimoto Chain Co.	5,300	163,096
	Tsubakimoto Kogyo Co., Ltd.	1,200	43,579
	Tsugami Corp.	9,000	81,269
	Tsukada Global Holdings, Inc.	1,400	7,417
	Tsukui Corp.	11,000	57,362
	Tsuruha Holdings, Inc.	4,000	489,607
	Tsurumi Manufacturing Co., Ltd.	4,200	69,522
	Tsutsumi Jewelry Co., Ltd.	2,500	48,446
	TV Asahi Holdings Corp.	6,800	129,707
	Tv Tokyo Holdings Corp.	3,500	74,563
	UACJ Corp.	8,800	179,322
	Uchida Yoko Co., Ltd.	900	58,713
	Ulvac, Inc.	9,200	331,879
	UMC Electronics Co., Ltd.	600	2,264
	Unicharm Corp.	22,700	776,877
	Uniden Holdings Corp.	1,000	18,778
	UNIMAT Retirement Community Co., Ltd.	1,400	19,949
	Union Tool Co.	900	25,502
	Unipres Corp.	5,000	63,775
	United Arrows, Ltd.	5,200	138,279
#	United Super Markets Holdings, Inc.	11,700	104,481
	UNITED, Inc.	2,100	22,535
	Universal Entertainment Corp.	3,700	108,495
	Unizo Holdings Co., Ltd.	4,900	249,175
#	Usen-Next Holdings Co., Ltd.	1,300	19,553
	Ushio, Inc.	24,600	359,948
	USS Co., Ltd.	22,500	408,366
#	UT Group Co., Ltd.	8,400	209,358
	Utoc Corp.	2,100	10,832
#	V Technology Co., Ltd.	2,100	92,767
	Valor Holdings Co., Ltd.	10,200	178,253
	Valqua, Ltd.	1,000	21,141
	Value HR Co., Ltd.	800	22,656
#	ValueCommerce Co., Ltd.	3,500	81,441
*	Vector, Inc.	6,200	70,484
#*	VIA Holdings, Inc.	1,700	10,328
*	Vision, Inc.	3,000	39,187
	Vital KSK Holdings, Inc.	9,400	89,382
	VT Holdings Co., Ltd.	19,800	81,001
	Wacoal Holdings Corp.	16,200	431,215
	Wacom Co., Ltd.	34,000	123,850
	Waida Manufacturing Co., Ltd.	800	10,557
	Wakachiku Construction Co., Ltd.	1,200	18,211
	Wakita & Co., Ltd.	8,300	76,777
	Warabeya Nichiyo Holdings Co., Ltd.	1,600	26,385
	Watahan & Co., Ltd.	1,300	22,536
	Watts Co., Ltd.	1,800	10,222
	WDB Holdings Co., Ltd.	3,400	82,763
	Weathernews, Inc.	1,600	56,139

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Welcia Holdings Co., Ltd.	5,900	$323,991
	West Holdings Corp.	2,100	33,271
	West Japan Railway Co.	5,200	439,971
	Will Group, Inc.	3,600	34,870
	WIN-Partners Co., Ltd.	1,100	11,559
	Wood One Co., Ltd.	1,000	10,504
	Workman Co., Ltd.	2,200	177,285
	World Holdings Co., Ltd.	2,300	34,763
	Wowow, Inc.	1,300	32,216
	Xebio Holdings Co., Ltd.	5,600	59,571
	Yahagi Construction Co., Ltd.	5,300	40,404
	Yaizu Suisankagaku Industry Co., Ltd.	1,300	12,326
	Yakult Honsha Co., Ltd.	11,700	588,455
#	YAKUODO Holdings Co., Ltd.	1,700	34,047
	YAMABIKO Corp.	7,100	69,324
	YAMADA Consulting Group Co., Ltd.	400	5,462
	Yamada Denki Co., Ltd.	54,700	275,702
	Yamagata Bank, Ltd. (The)	3,400	42,961
	Yamaguchi Financial Group, Inc.	17,200	103,547
	Yamaha Corp.	7,300	372,934
	Yamaha Motor Co., Ltd.	56,900	1,055,929
*	Yamaha Motor Robotics Holdings Co., Ltd.	400	1,796
	Yamaichi Electronics Co., Ltd.	3,500	51,236
#	YA-MAN, Ltd.	5,300	31,611
	Yamanashi Chuo Bank, Ltd. (The)	3,300	29,875
	Yamatane Corp.	1,400	19,252
	Yamato Corp.	3,900	27,264
	Yamato Holdings Co., Ltd.	16,800	269,023
	Yamato International, Inc.	400	1,498
	Yamaya Corp.	1,000	20,352
	Yamazaki Baking Co., Ltd.	19,600	372,997
	Yamazawa Co., Ltd.	700	10,880
	Yamazen Corp.	11,700	108,400
	Yaoko Co., Ltd.	4,200	214,888
	Yashima Denki Co., Ltd.	500	4,124
#	Yaskawa Electric Corp.	41,600	1,424,041
	Yasuda Logistics Corp.	1,500	14,613
#	Yasunaga Corp.	1,200	12,619
	YE DIGITAL Corp.	3,200	18,050
	Yellow Hat, Ltd.	6,000	95,514
	Yodogawa Steel Works, Ltd.	5,300	94,791
	Yokogawa Bridge Holdings Corp.	8,300	155,692
	Yokogawa Electric Corp.	19,500	339,301
	Yokohama Reito Co., Ltd.	14,000	121,812
	Yokowo Co., Ltd.	1,600	42,420
	Yomeishu Seizo Co., Ltd.	1,400	25,429
	Yomiuri Land Co., Ltd.	600	23,533
	Yondenko Corp.	800	21,124
#	Yondoshi Holdings, Inc.	2,300	49,956
#	Yoshinoya Holdings Co., Ltd.	5,200	117,592
	Yossix Co., Ltd.	400	10,611
	Yotai Refractories Co., Ltd.	3,900	24,838
	Yuasa Funashoku Co., Ltd.	400	14,021
	Yuasa Trading Co., Ltd.	3,600	115,501
#	Yumeshin Holdings Co., Ltd.	12,000	92,959
	Yurtec Corp.	13,900	83,385
	Z Holdings Corp.	178,500	708,991
	Zaoh Co., Ltd.	900	12,171
	Zenitaka Corp. (The)	400	14,729

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zenkoku Hosho Co., Ltd.	12,700	$543,354
#	Zenrin Co., Ltd.	7,450	100,378
	Zensho Holdings Co., Ltd.	10,700	226,581
	Zeon Corp.	37,900	402,453
	ZIGExN Co., Ltd.	9,900	44,041
	Zojirushi Corp.	4,200	83,477
	ZOZO, Inc.	23,800	396,407
	Zuiko Corp.	400	15,500
TOTAL JAPAN			363,709,039
NETHERLANDS — (4.1%)
	Aalberts NV	23,908	1,043,836
	ABN AMRO Bank NV	38,120	663,496
	Accell Group NV	4,574	141,440
	Aegon NV	325,841	1,319,622
#	Aegon NV	34,732	139,275
	Akzo Nobel NV	14,532	1,371,391
*	Altice Europe NV	55,324	355,576
*	Altice Europe NV, Class B	5,130	33,431
#	AMG Advanced Metallurgical Group NV	2,691	61,188
	Amsterdam Commodities NV	4,351	99,900
	APERAM SA	13,300	380,169
	Arcadis NV	20,448	464,472
	ASM International NV	8,884	1,079,641
	ASML Holding NV	5,120	1,436,836
	ASML Holding NV	16,997	4,770,378
	ASR Nederland NV	61,169	2,276,042
*	Basic-Fit NV	7,055	261,014
	BE Semiconductor Industries NV	16,622	703,717
#	Brunel International NV	1,440	13,208
	Coca-Cola European Partners P.L.C.	25,463	1,360,434
	Corbion NV	16,391	567,719
	Flow Traders	4,407	102,923
#	ForFarmers NV	5,548	36,266
#*	Fugro NV	16,706	175,453
	GrandVision NV	8,498	260,347
*	Heijmans NV	5,151	40,810
	Heineken NV	21,781	2,369,925
	Hunter Douglas NV	708	46,266
	IMCD NV	13,623	1,176,327
	ING Groep NV, Sponsored ADR	52,727	573,143
	ING Groep NV	356,292	3,868,335
	Intertrust NV	13,272	236,190
	Kendrion NV	3,348	73,270
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	20,566
	Koninklijke Ahold Delhaize NV	279,895	6,869,028
	Koninklijke BAM Groep NV	59,131	162,812
	Koninklijke DSM NV	19,555	2,379,951
	Koninklijke KPN NV	952,536	2,668,850
	Koninklijke Philips NV	97,330	4,457,464
#	Koninklijke Philips NV	25,354	1,160,706
	Koninklijke Vopak NV	14,539	778,508
*	Lucas Bols NV	1,956	29,271
	Nederland Apparatenfabriek	1,321	71,538
	NN Group NV	48,579	1,686,104
	Ordina NV	14,209	31,220
#	PostNL NV	71,767	132,407
	Randstad NV	47,176	2,709,600
	Signify NV	35,741	1,191,133

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Sligro Food Group NV	3,972	$113,538
#*	Takeaway.com NV	1,499	141,102
	TKH Group NV	9,890	522,837
	TomTom NV	15,566	168,950
	Unilever NV	111,733	6,511,799
	Unilever NV	33,039	1,927,897
	Van Lanschot Kempen NV	2,578	54,745
	Wolters Kluwer NV	53,315	4,006,169
TOTAL NETHERLANDS			65,298,235
NEW ZEALAND — (0.4%)
	Arvida Group, Ltd.	58,199	69,048
	Auckland International Airport, Ltd.	67,649	376,545
	Briscoe Group, Ltd.	5,956	15,009
	Chorus, Ltd.	94,399	396,944
	Chorus, Ltd., ADR	880	18,031
	EBOS Group, Ltd.	26,960	413,820
	Fisher & Paykel Healthcare Corp., Ltd.	43,677	653,353
#	Fletcher Building, Ltd.	140,609	501,865
	Fletcher Building, Ltd.	1,711	6,062
	Freightways, Ltd.	26,683	147,992
#	Gentrack Group, Ltd.	3,743	4,818
	Hallenstein Glasson Holdings, Ltd.	4,953	19,180
	Heartland Group Holdings, Ltd.	94,346	113,568
	Infratil, Ltd.	123,622	431,634
	Investore Property, Ltd.	25,223	30,421
	Kathmandu Holdings, Ltd.	11,625	22,339
	Mainfreight, Ltd.	4,854	129,581
	Mercury NZ, Ltd.	63,879	215,202
	Meridian Energy, Ltd.	97,023	333,413
	Metlifecare, Ltd.	17,515	77,642
	NEW Zealand King Salmon Investments, Ltd.	6,477	9,361
	New Zealand Refining Co., Ltd. (The)	40,839	42,902
#*	NZME, Ltd.	3,265	817
	NZX, Ltd.	49,423	44,276
#	Oceania Healthcare, Ltd.	22,693	17,882
	PGG Wrightson, Ltd.	2,884	4,545
#	Port of Tauranga, Ltd.	20,445	99,633
*	Pushpay Holdings, Ltd.	8,107	23,410
*	Restaurant Brands New Zealand, Ltd.	3,895	33,561
	Ryman Healthcare, Ltd.	11,449	121,379
	Sanford, Ltd.	10,196	51,648
	Scales Corp., Ltd.	17,828	54,609
#	Skellerup Holdings, Ltd.	11,410	18,364
	SKY Network Television, Ltd.	56,118	25,002
	Spark New Zealand, Ltd.	251,037	751,887
#	Steel & Tube Holdings, Ltd.	4,051	2,141
	Summerset Group Holdings, Ltd.	12,376	70,975
*	Synlait Milk, Ltd.	4,558	25,733
	Tourism Holdings, Ltd.	31,632	60,771
*	TOWER, Ltd.	3,696	1,667
	Turners Automotive Group, Ltd.	4,885	8,571
	Vector, Ltd.	47,148	110,695
#	Vista Group International, Ltd.	6,694	15,398
	Warehouse Group, Ltd. (The)	21,957	38,041
#	Z Energy, Ltd.	125,390	359,089
TOTAL NEW ZEALAND			5,968,824

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	66,881	$28,863
*	Adevinta ASA, Class B	14,408	175,791
	AF Gruppen ASA	5,065	94,708
*	Akastor ASA	49,939	49,546
*	Aker Solutions ASA	39,627	80,022
	American Shipping Co. ASA	3,443	12,007
	Atea ASA	23,718	307,837
	Austevoll Seafood ASA	9,985	97,351
*	Avance Gas Holding, Ltd.	4,868	27,787
#	B2Holding ASA	42,116	35,153
	Bakkafrost P/F	4,093	291,215
	Bonheur ASA	2,378	54,761
	Borregaard ASA	19,506	186,521
*	BW Offshore, Ltd.	32,972	179,812
	Data Respons ASA	5,651	29,559
	DNB ASA	104,627	1,829,149
*	DOF ASA	12,049	1,860
	Entra ASA	27,754	473,649
	Europris ASA	60,638	220,495
	Gjensidige Forsikring ASA	20,078	437,585
	Golar LNG, Ltd.	568	5,464
	Grieg Seafood ASA	9,370	143,580
*	Kongsberg Automotive ASA	23,789	13,367
	Kongsberg Gruppen ASA	14,593	226,471
	Kvaerner ASA	48,650	53,526
	Leroy Seafood Group ASA	51,677	335,292
	Mowi ASA	37,269	888,936
#*	Nordic Nanovector ASA	2,120	5,669
#*	Nordic Semiconductor ASA	15,812	100,749
	Norsk Hydro ASA	31,817	99,439
	Norway Royal Salmon ASA	1,033	26,325
*	Norwegian Finans Holding ASA	14,277	145,885
	Norwegian Property ASA	10,414	15,605
#	Ocean Yield ASA	24,790	124,573
*	Odfjell Drilling, Ltd.	25,534	67,346
	Olav Thon Eiendomsselskap ASA	2,241	41,547
	Orkla ASA	56,550	545,922
*	Otello Corp. ASA	23,775	42,848
#*	PGS ASA	119,512	228,709
#*	PhotoCure ASA	2,303	20,895
*	Protector Forsikring ASA	10,980	49,397
	Salmar ASA	8,011	391,828
	Sbanken ASA	8,009	60,862
#	Scatec Solar ASA	22,216	378,525
#	Schibsted ASA, Class A	6,229	187,571
	Schibsted ASA, Class B	8,103	228,880
	Selvaag Bolig ASA	9,204	52,602
#	Solon Eiendom ASA	2,379	9,593
	SpareBank 1 SR-Bank ASA	20,141	214,274
	Storebrand ASA	124,567	957,019
	Subsea 7 SA	61,648	659,079
	TGS NOPEC Geophysical Co. ASA	49,623	1,261,300
	Tomra Systems ASA	9,409	276,953
	Treasure ASA	7,397	11,258
	Veidekke ASA	23,950	301,625
	Wilh Wilhelmsen Holding ASA, Class A	2,067	32,459
#*	XXL ASA	8,040	10,248
TOTAL NORWAY			12,829,292

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.2%)
	Altri SGPS SA	8,565	$52,865
	CTT-Correios de Portugal SA	24,510	79,553
	EDP Renovaveis SA	46,787	621,691
	Jeronimo Martins SGPS SA	55,551	955,916
#	Mota-Engil SGPS SA	35,962	67,352
	Navigator Co. SA (The)	38,840	139,376
	NOS SGPS SA	57,353	297,687
	REN - Redes Energeticas Nacionais SGPS SA	81,548	247,100
	Sonae Capital SGPS SA	11,819	10,078
	Sonae SGPS SA	193,650	180,142
TOTAL PORTUGAL			2,651,760
SINGAPORE — (0.8%)
	Accordia Golf Trust	113,300	54,664
	AEM Holdings, Ltd.	37,300	50,748
	Ascendas India Trust	70,300	81,220
	Banyan Tree Holdings, Ltd.	47,000	13,921
#	Best World International, Ltd.	54,600	20,226
	Boustead Projects, Ltd.	5,100	3,542
	Boustead Singapore, Ltd.	50,700	28,206
	BreadTalk Group, Ltd.	21,400	8,983
	Bukit Sembawang Estates, Ltd.	46,700	154,402
	Bund Center Investment, Ltd.	5,250	2,265
	Centurion Corp., Ltd.	30,100	10,031
	China Aviation Oil Singapore Corp., Ltd.	58,000	48,545
	China Sunsine Chemical Holdings, Ltd.	20,600	7,279
	Chip Eng Seng Corp., Ltd.	86,900	37,084
	City Developments, Ltd.	54,800	422,362
*	COSCO Shipping International Singapore Co., Ltd.	43,600	8,678
	CSE Global, Ltd.	50,200	18,677
	Dairy Farm International Holdings, Ltd.	31,100	159,770
	DBS Group Holdings, Ltd.	130,094	2,396,467
	Del Monte Pacific, Ltd.	92,600	9,983
	Delfi, Ltd.	28,200	19,860
*	Ezion Holdings, Ltd.	350,280	2,079
#*	Ezra Holdings, Ltd.	194,482	1,477
	Far East Orchard, Ltd.	17,400	14,492
	Food Empire Holdings, Ltd.	66,800	31,481
	Fraser and Neave, Ltd.	15,000	18,756
	Frasers Property, Ltd.	39,100	48,719
	Frencken Group, Ltd.	50,100	30,707
	Fu Yu Corp., Ltd.	139,000	25,807
	Genting Singapore, Ltd.	406,400	254,341
	GL, Ltd.	18,400	10,640
	Great Eastern Holdings, Ltd.	4,400	69,725
	GuocoLand, Ltd.	50,066	67,052
*	Halcyon Agri Corp., Ltd.	28,372	9,449
	Haw Par Corp., Ltd.	15,100	134,980
	Hi-P International, Ltd.	16,200	15,106
	Ho Bee Land, Ltd.	20,300	34,025
	Hong Fok Corp., Ltd.	41,300	23,515
*	Hong Leong Asia, Ltd.	47,900	20,604
	Hong Leong Finance, Ltd.	33,200	63,096
	Hongkong Land Holdings, Ltd.	47,000	249,474
	Hour Glass, Ltd. (The)	18,600	10,470
#	Hutchison Port Holdings Trust	853,200	136,185
	iFAST Corp., Ltd.	14,500	10,796
	Lian Beng Group, Ltd.	60,800	22,235
	Metro Holdings, Ltd.	49,500	32,228

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*	Midas Holdings, Ltd.	200,100	$5,279
*	mm2 Asia, Ltd.	84,400	13,223
	NSL, Ltd.	2,000	1,307
	Oversea-Chinese Banking Corp., Ltd.	209,157	1,645,879
	Oxley Holdings, Ltd.	176,304	44,976
	Penguin International, Ltd.	19,400	9,045
	Perennial Real Estate Holdings, Ltd.	30,700	11,364
	Q&M Dental Group Singapore, Ltd.	44,400	14,804
*	Raffles Education Corp., Ltd.	6,903	404
	Riverstone Holdings, Ltd.	18,900	14,496
	SATS, Ltd.	86,260	287,117
	SBS Transit, Ltd.	5,900	15,639
*	Sembcorp Marine, Ltd.	62,200	52,330
	Sheng Siong Group, Ltd.	133,800	120,463
	SIA Engineering Co., Ltd.	11,900	22,750
	Sinarmas Land, Ltd.	101,700	17,334
	Singapore Exchange, Ltd.	98,800	626,824
	Singapore Post, Ltd.	261,400	170,977
#	Singapore Press Holdings, Ltd.	286,500	420,976
	Singapore Technologies Engineering, Ltd.	188,600	564,894
	Singapore Telecommunications, Ltd.	311,300	749,069
	Stamford Land Corp., Ltd.	32,000	11,718
	StarHub, Ltd.	88,600	93,431
	Straits Trading Co., Ltd.	15,200	22,700
	Sunningdale Tech, Ltd.	16,000	14,602
*	Swiber Holdings, Ltd.	50,250	751
	Tuan Sing Holdings, Ltd.	69,162	15,637
	UMS Holdings, Ltd.	38,500	26,210
	United Industrial Corp., Ltd.	20,000	41,182
	United Overseas Bank, Ltd.	57,585	1,074,083
	UOB-Kay Hian Holdings, Ltd.	11,465	10,156
	UOL Group, Ltd.	66,751	387,761
	Valuetronics Holdings, Ltd.	75,810	40,216
	Venture Corp., Ltd.	28,200	332,999
	Vicom, Ltd.	1,600	9,048
	Wing Tai Holdings, Ltd.	88,900	130,058
	Yangzijiang Shipbuilding Holdings Ltd.	481,200	330,309
*	Yongnam Holdings, Ltd.	42,375	4,608
TOTAL SINGAPORE			12,248,971
SPAIN — (2.2%)
	Acciona SA	6,716	762,308
	Acerinox SA	41,593	404,936
	ACS Actividades de Construccion y Servicios SA	26,039	865,712
	Aena SME SA	6,672	1,234,854
	Alantra Partners SA	2,655	45,146
	Almirall SA	10,415	154,037
	Amadeus IT Group SA	45,771	3,588,724
*	Amper SA	117,290	33,390
	Applus Services SA	36,530	423,878
	Atresmedia Corp. de Medios de Comunicacion SA	20,434	69,337
	Azkoyen SA	1,659	11,820
	Banco Bilbao Vizcaya Argentaria SA	177,875	920,784
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	88,918	455,262
	Banco de Sabadell SA	1,844,146	1,661,660
	Banco Santander SA	1,159,847	4,570,830
#	Banco Santander SA, Sponsored ADR	9,998	39,193
	Bankinter SA	106,024	687,523
	Bolsas y Mercados Espanoles SHMSF SA	7,484	290,312

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	CaixaBank SA	225,743	$659,795
	Construcciones y Auxiliar de Ferrocarriles SA	5,233	232,578
*	eDreams ODIGEO SA	8,936	43,757
	Elecnor SA	2,680	30,190
	Enagas SA	72,674	1,958,115
#	Ence Energia y Celulosa SA	26,204	106,004
	Ercros SA	7,631	21,906
	Euskaltel SA	23,025	216,969
	Faes Farma SA	79,408	432,742
	Ferrovial SA	17,194	546,184
*	Fluidra SA	3,712	45,625
*	Global Dominion Access SA	22,427	82,098
	Grifols SA	17,339	582,334
	Grupo Catalana Occidente SA	7,514	246,765
*	Grupo Empresarial San Jose SA	2,330	16,653
*	Grupo Ezentis SA	13,405	6,374
	Iberdrola S.A.	219,973	2,406,797
	Iberpapel Gestion SA	308	8,512
#*	Indra Sistemas SA	59,236	680,260
	Industria de Diseno Textil SA	90,246	3,034,708
	Laboratorios Farmaceuticos Rovi SA	843	23,224
	Liberbank SA	245,703	81,200
	Mapfre SA	195,982	501,548
*	Masmovil Ibercom SA	2,316	48,448
	Mediaset Espana Comunicacion SA	62,746	343,541
*	Obrascon Huarte Lain SA	12,647	14,792
*	Promotora de Informaciones SA, Class A	39,368	59,549
	Prosegur Cia de Seguridad SA	73,565	290,102
*	Quabit Inmobiliaria SA	22,607	26,538
*	Realia Business SA	46,116	46,042
	Red Electrica Corp. SA	73,441	1,469,279
	Sacyr S.A.	20,410	58,508
	Sacyr SA	443	1,272
	Siemens Gamesa Renewable Energy SA	47,148	751,473
*	Solaria Energia y Medio Ambiente SA	10,198	95,495
*	Talgo SA	10,713	70,827
*	Tecnicas Reunidas SA	2,322	56,519
	Telefonica SA, Sponsored ADR	24,925	167,745
	Telefonica SA	248,096	1,678,051
	Tubacex SA	26,193	74,087
	Unicaja Banco SA	102,841	102,849
	Vidrala SA	2,518	270,177
	Vocento SA	7,149	9,036
	Zardoya Otis SA	36,965	278,518
TOTAL SPAIN			34,096,892
SWEDEN — (3.2%)
*	Adapteo Oyj	10,119	118,268
	AddLife AB, Class B	2,466	74,900
	AddNode Group AB	3,605	72,844
	AddTech AB, Class B	18,989	581,162
	AF POYRY AB	13,084	332,324
	Alfa Laval AB	33,141	827,303
	Alimak Group AB	6,040	82,894
*	Arise AB	4,277	16,604
	Arjo AB, Class B	21,153	101,328
	Assa Abloy AB, Class B	32,240	765,258
	Atlas Copco AB, Class A	68,676	2,430,719
	Atlas Copco AB, Class B	39,908	1,240,476

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Atrium Ljungberg AB, Class B	6,136	$148,351
	Attendo AB	10,162	55,909
	Avanza Bank Holding AB	25,105	245,968
	Axfood AB	31,067	644,174
	Beijer Alma AB	6,700	101,438
	Beijer Electronics Group AB	1,922	11,249
	Beijer Ref AB	15,443	464,527
	Bergman & Beving AB	4,620	41,544
	Besqab AB	764	11,361
	Betsson AB	31,493	135,052
	Bilia AB, Class A	38,290	420,315
#	BillerudKorsnas AB	62,336	801,009
	BioGaia AB, Class B	4,894	211,836
	Biotage AB	8,847	110,546
	Bjorn Borg AB	385	993
	Boliden AB	70,262	1,668,035
	Bonava AB, Class B	19,165	171,436
	Bravida Holding AB	26,686	243,256
	Bufab AB	6,594	90,174
#	Bulten AB	2,524	18,773
	Bure Equity AB	12,761	284,141
*	Byggmax Group AB	14,566	43,446
	Castellum AB	12,682	311,550
	Catena AB	2,887	124,993
#	Clas Ohlson AB, Class B	5,003	53,031
	Cloetta AB, Class B	20,472	72,159
#*	Collector AB	2,336	7,342
	Concentric AB	12,996	207,643
	Coor Service Management Holding AB	7,184	65,695
	Corem Property Group AB, Class B	10,422	30,193
	Dios Fastigheter AB	14,012	129,213
	Dometic Group AB	67,686	615,568
*	Doro AB	4,193	20,652
	Duni AB	5,763	78,556
#	Dustin Group AB	16,664	128,833
	Eastnine AB	3,292	48,039
	Elanders AB, Class B	1,312	12,063
	Electrolux AB, Class B	49,558	1,175,665
#	Elekta AB, Class B	60,176	689,246
*	Eltel AB	18,484	35,604
*	Enea AB	2,386	40,747
#	Epiroc AB, Class A	56,903	658,283
	Epiroc AB, Class B	29,569	334,180
#	eWork Group AB	1,253	10,095
	Fabege AB	40,352	691,699
#	Fagerhult AB	6,228	38,389
*	Fastighets AB Balder, Class B	10,674	506,383
#	FastPartner AB	4,214	44,450
	Fenix Outdoor International AG	665	71,021
#*	Fingerprint Cards AB, Class B	28,611	50,643
	Getinge AB, Class B	33,210	565,574
	GHP Specialty Care AB	7,694	14,367
	Granges AB	22,945	211,962
	Gunnebo AB	17,460	45,408
	Haldex AB	5,613	28,490
	Heba Fastighets AB, Class B	4,931	45,256
#	Hennes & Mauritz AB, Class B	69,084	1,515,688
	Hexagon AB, Class B	6,614	359,562
#	Hexpol AB	67,205	605,848

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	HIQ International AB	11,519	$59,765
#	HMS Networks AB	5,291	91,402
#*	Hoist Finance AB	29,068	145,119
	Holmen AB, Class B	24,728	732,143
	Hufvudstaden AB, Class A	13,745	272,308
	Humana AB	3,327	21,352
	Husqvarna AB, Class A	3,992	30,036
	Husqvarna AB, Class B	66,629	502,168
	ICA Gruppen AB	11,768	517,432
	Indutrade AB	15,864	571,383
*	International Petroleum Corp.	3,960	14,094
#	Intrum AB	15,320	424,453
	Inwido AB	12,397	93,307
*	ITAB Shop Concept AB, Class B	2,638	5,227
	JM AB	28,922	883,703
#	Kindred Group P.L.C.	59,608	303,057
	Klovern AB, Class B	72,844	182,694
	KNOW IT AB	4,392	89,644
	Kungsleden AB	14,236	151,731
	Lagercrantz Group AB, Class B	11,274	183,148
#	Lifco AB, Class B	4,465	263,324
	Lindab International AB	16,424	185,856
	Loomis AB, Class B	19,836	718,290
*	Medivir AB, Class B	1,257	1,905
#*	Mekonomen AB	3,321	27,727
#	Millicom International Cellular SA	6,288	296,943
*	Modern Times Group MTG AB, Class B	19,180	191,169
#	Momentum Group AB, Class B	2,281	27,547
	NCC AB, Class B	8,343	155,854
	Nederman Holding AB	2,490	37,176
	New Wave Group AB, Class B	15,434	92,603
	Nibe Industrier AB, Class B	32,522	563,648
	Nobia AB	30,967	228,327
	Nobina AB	12,072	91,581
	Nolato AB, Class B	2,974	172,303
	Nordic Entertainment Group AB, Class B	11,337	344,006
	NP3 Fastigheter AB	2,467	31,990
*	Nyfosa AB	18,473	180,827
	OEM International AB, Class B	1,863	47,153
	Pandox AB	15,811	352,548
	Peab AB, Class B	46,997	471,806
	Platzer Fastigheter Holding AB, Class B	6,068	72,103
	Proact IT Group AB	1,939	31,456
*	Qliro Group AB	16,858	12,351
	Ratos AB, Class B	45,894	161,226
*	RaySearch Laboratories AB	4,605	44,923
	Resurs Holding AB	22,500	124,528
	Rottneros AB	17,159	19,777
#	Saab AB, Class B	20,804	675,460
	Sagax AB, Class B	10,276	158,064
	Samhallsbyggnadsbolaget i Norden AB	76,058	187,515
	Samhallsbyggnadsbolaget i Norden AB	8,047	29,743
	Sandvik AB	86,667	1,581,819
	Scandic Hotels Group AB	18,056	191,513
	Sectra AB, Class B	4,290	176,537
	Securitas AB, Class B	39,129	615,866
	Semcon AB	1,858	12,768
	Sintercast AB	1,534	32,028
	Skandinaviska Enskilda Banken AB, Class A	143,259	1,415,674

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Skandinaviska Enskilda Banken AB, Class C	1,278	$13,501
	Skanska AB, Class B	41,142	952,302
	SKF AB, Class A	2,127	38,918
	SKF AB, Class B	53,346	976,478
#	SkiStar AB	9,011	99,156
	Svenska Cellulosa AB SCA, Class A	3,383	34,655
	Svenska Cellulosa AB SCA, Class B	67,573	676,080
	Svenska Handelsbanken AB, Class A	99,057	970,482
	Svenska Handelsbanken AB, Class B	2,284	23,825
	Sweco AB, Class B	11,696	451,648
#	Swedbank AB, Class A	76,796	1,179,105
#*	Swedish Orphan Biovitrum AB	14,056	250,177
	Systemair AB	2,239	40,802
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	67,310	529,057
	Telefonaktiebolaget LM Ericsson, Class A	3,084	25,961
	Telefonaktiebolaget LM Ericsson, Class B	58,155	457,239
	Telia Co. AB	265,372	1,134,849
	Thule Group AB	20,444	482,505
	Trelleborg AB, Class B	18,328	300,921
	Troax Group AB	8,044	109,049
	Vitrolife AB	8,912	186,838
	Volvo AB, Class A	28,237	483,014
	Volvo AB, Class B	187,504	3,205,143
	Wallenstam AB, Class B	41,187	539,333
	Wihlborgs Fastigheter AB	23,749	454,888
TOTAL SWEDEN			51,127,729
SWITZERLAND — (7.9%)
#	ABB, Ltd., Sponsored ADR	36,020	834,583
	ABB, Ltd.	96,906	2,256,159
	Adecco Group AG	48,303	2,829,983
*	Alcon, Inc.	29,388	1,732,129
*	Alcon, Inc.	4,130	243,991
	Allreal Holding AG	3,876	804,006
	ALSO Holding AG	1,680	274,286
#*	ams AG	14,212	577,536
	APG SGA SA	280	81,192
	Arbonia AG	14,830	178,064
*	Aryzta AG	147,438	147,796
	Ascom Holding AG	9,499	94,017
	Baloise Holding AG	10,434	1,885,201
	Banque Cantonale de Geneve	227	48,027
	Banque Cantonale Vaudoise	704	589,568
	Belimo Holding AG	105	736,201
	Bellevue Group AG	1,820	52,993
#	Berner Kantonalbank AG	1,048	249,146
#	Bobst Group SA	1,036	54,319
	Bossard Holding AG, Class A	1,691	245,632
	Bucher Industries AG	1,467	490,598
	Burckhardt Compression Holding AG	127	34,736
	Burkhalter Holding AG	1,938	154,411
	Calida Holding AG	610	22,916
	Carlo Gavazzi Holding AG	62	15,832
	Cembra Money Bank AG	5,216	609,918
	Cicor Technologies, Ltd.	223	13,491
	Cie Financiere Richemont SA	50,426	3,662,073
	Cie Financiere Tradition SA	384	43,841
#	Clariant AG	18,034	405,941
	Coltene Holding AG	762	66,758

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Conzzeta AG	174	$197,601
	Credit Suisse Group AG	142,149	1,797,467
#	Credit Suisse Group AG, Sponsored ADR	50,589	637,927
	Daetwyler Holding AG	667	120,101
	DKSH Holding AG	9,958	513,680
	dormakaba Holding AG	598	376,013
*	Dottikon Es Holding AG	19	12,061
	Dufry AG	11,609	1,006,378
	EFG International AG	19,566	121,088
	Emmi AG	401	388,846
	EMS-Chemie Holding AG	1,002	655,650
#	Feintool International Holding AG	280	14,950
	Flughafen Zurich AG	4,499	781,625
	Forbo Holding AG	166	284,902
*	GAM Holding AG	31,976	98,697
	Geberit AG	2,585	1,364,186
	Georg Fischer AG	708	694,319
	Givaudan SA	1,520	5,015,196
	Gurit Holding AG	97	146,796
	Helvetia Holding AG	10,042	1,443,598
	Hiag Immobilien Holding AG	90	10,131
#*	HOCHDORF Holding AG	97	8,363
	Huber & Suhner AG	2,249	167,567
	Hypothekarbank Lenzburg AG	12	57,810
	Implenia AG	5,750	234,398
	Inficon Holding AG	294	226,580
	Interroll Holding AG	152	297,095
	Intershop Holding AG	174	112,027
	Investis Holding SA	523	46,923
	Julius Baer Group, Ltd.	47,849	2,390,901
	Jungfraubahn Holding AG	605	103,322
	Kardex AG	1,945	331,596
#	Komax Holding AG	858	173,471
#	Kudelski SA	3,540	19,196
	Kuehne + Nagel International AG	7,748	1,252,246
*	Lastminute.com NV	1,128	51,787
	LEM Holding SA	52	78,560
	Liechtensteinische Landesbank AG	2,861	192,155
	Logitech International SA	16,981	760,704
#	Logitech International SA	13,983	624,061
	Luzerner Kantonalbank AG	369	156,778
#*	Meier Tobler Group AG	300	5,052
	Metall Zug AG	31	70,750
	Mobilezone Holding AG	10,058	114,096
	Mobimo Holding AG	1,642	529,873
	Novartis AG, Sponsored ADR	90,127	8,517,903
	Novartis AG	20,654	1,951,144
	OC Oerlikon Corp. AG	52,972	564,184
*	Orascom Development Holding AG	912	13,358
	Partners Group Holding AG	2,519	2,306,028
	Phoenix Mecano AG	71	32,987
	Plazza AG, Class A	212	64,738
	PSP Swiss Property AG	7,360	1,112,883
	Rieter Holding AG	770	101,360
	Roche Holding AG	2,946	976,578
	Roche Holding AG	78,279	26,260,127
	Schaffner Holding AG	38	7,602
	Schindler Holding AG	2,923	726,724
*	Schmolz + Bickenbach AG	87,913	18,728

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Schweiter Technologies AG	221	$273,330
	SFS Group AG	2,906	270,806
	SGS SA	644	1,862,881
	Sika AG	25,404	4,568,284
	Sonova Holding AG	5,004	1,254,860
	St Galler Kantonalbank AG	671	319,504
	Straumann Holding AG	1,700	1,620,325
	Sulzer AG	4,021	443,469
	Sunrise Communications Group AG	12,390	1,023,211
	Swatch Group AG (The)	2,608	654,208
	Swatch Group AG (The)	4,992	242,672
	Swiss Life Holding AG	4,137	2,079,563
	Swiss Prime Site AG	13,709	1,673,666
	Swiss Re AG	30,563	3,451,140
	Swisscom AG	7,993	4,385,466
	Swissquote Group Holding SA	1,149	69,408
#	Temenos AG	12,271	1,974,015
	TX Group AG	447	42,188
	u-blox Holding AG	1,030	92,418
	UBS Group AG	160,451	1,992,739
#*	UBS Group AG	89,365	1,105,445
	Valiant Holding AG	2,309	237,404
	Valora Holding AG	845	224,837
	Varia US Properties AG	791	35,552
	VAT Group AG	6,785	1,024,176
	Vaudoise Assurances Holding SA	255	152,359
	Vetropack Holding AG	19	57,057
	Vifor Pharma AG	11,359	2,093,200
	Vontobel Holding AG	8,164	568,756
	VP Bank AG	787	134,780
	VZ Holding AG	330	116,735
	Walliser Kantonalbank	563	65,191
	Warteck Invest AG	17	38,433
	Ypsomed Holding AG	484	70,262
	Zehnder Group AG	1,165	55,267
	Zug Estates Holding AG, Class B	18	44,642
	Zuger Kantonalbank AG	11	74,845
	Zurich Insurance Group AG	12,748	5,291,920
TOTAL SWITZERLAND			125,461,225
THAILAND — (0.0%)
*	Mermaid Maritime PCL	138,700	9,469
UNITED ARAB EMIRATES — (0.0%)
*	Borr Drilling Ltd.	1,454	7,526
*	Borr Drilling, Ltd.	1,000	5,290
TOTAL UNITED ARAB EMIRATES			12,816
UNITED KINGDOM — (14.4%)
	3i Group P.L.C.	140,449	2,043,079
	4imprint Group P.L.C.	4,476	195,609
	888 Holdings P.L.C.	90,612	161,064
	A.G. Barr P.L.C.	22,081	176,375
	AA P.L.C.	107,961	68,175
	Admiral Group P.L.C.	27,650	823,181
	Advanced Medical Solutions Group PLC	9,681	36,004
	Air Partner P.L.C.	8,770	8,705
	Alliance Pharma P.L.C.	25,622	29,373

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Antofagasta P.L.C.	27,235	$294,186
	Arrow Global Group P.L.C.	31,377	109,792
	Ascential P.L.C.	6,615	31,799
	Ashmore Group P.L.C.	53,133	380,018
	Ashtead Group P.L.C.	57,463	1,854,785
*	ASOS P.L.C.	8,001	323,654
	AstraZeneca P.L.C., Sponsored ADR	164,488	8,010,566
	AstraZeneca P.L.C.	26,371	2,579,810
	Auto Trader Group P.L.C.	296,427	2,187,270
	AVEVA Group P.L.C.	6,218	403,204
	Aviva P.L.C.	414,412	2,171,724
	Avon Rubber P.L.C.	5,565	182,824
	B&M European Value Retail SA	227,245	1,089,631
	Babcock International Group P.L.C.	127,359	988,179
	BAE Systems P.L.C.	276,865	2,301,567
	Balfour Beatty P.L.C.	110,527	387,217
	Barclays P.L.C., Sponsored ADR	146,529	1,289,455
	Barclays P.L.C.	12,130	26,787
	Barratt Developments P.L.C.	277,389	2,936,864
	Beazley P.L.C.	103,173	736,314
	Bellway P.L.C.	44,688	2,351,298
	Berkeley Group Holdings P.L.C.	46,826	3,234,096
	Bloomsbury Publishing P.L.C.	15,520	58,108
*	Boohoo Group P.L.C.	154,696	616,730
	Braemar Shipping Services P.L.C.	3,084	8,417
	Brewin Dolphin Holdings P.L.C.	64,194	305,165
	Britvic P.L.C.	78,349	955,969
	BT Group P.L.C.	1,222,809	2,594,970
	Bunzl P.L.C.	31,462	814,874
	Burberry Group P.L.C.	49,707	1,274,507
	Burford Capital, Ltd.	26,785	222,478
	Camellia P.L.C.	85	9,592
*	Capita P.L.C.	398,845	765,292
	Capital & Counties Properties P.L.C.	114,733	368,170
	Card Factory P.L.C.	76,217	88,940
	CareTech Holdings P.L.C.	7,464	45,026
	Castings P.L.C.	1,710	9,677
	Centamin P.L.C.	79,875	143,258
	Central Asia Metals P.L.C.	9,745	26,011
	Chemring Group P.L.C.	40,377	144,866
	Chesnara P.L.C.	24,800	106,587
	Cineworld Group P.L.C.	54,976	128,319
*	Circassia Pharmaceuticals P.L.C.	9,031	3,289
	City of London Investment Group P.L.C.	5,275	31,256
	Clarkson P.L.C.	6,438	247,968
*	Clinigen Healthcare, Ltd.	5,482	70,197
	Clipper Logistics P.L.C.	5,073	17,355
	Close Brothers Group P.L.C.	20,483	382,380
	CLS Holdings P.L.C.	25,272	90,352
	CMC Markets P.L.C.	8,404	17,374
	Coca-Cola HBC AG	15,097	554,546
	Compass Group P.L.C.	209,617	5,182,189
	Computacenter P.L.C.	29,567	699,580
	Connect Group P.L.C.	19,006	8,624
	ConvaTec Group P.L.C.	205,941	564,186
	Costain Group P.L.C.	23,192	59,747
	Countryside Properties P.L.C.	52,840	339,879
*	Countrywide P.L.C.	5,174	25,921
	Crest Nicholson Holdings P.L.C.	98,480	649,138

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Croda International P.L.C.	16,660	$1,094,027
	Daejan Holdings P.L.C.	679	46,588
	Daily Mail & General Trust P.L.C., Class A	12,203	130,956
	DCC P.L.C.	18,069	1,458,926
	De La Rue P.L.C.	10,460	19,348
	DFS Furniture P.L.C.	17,815	65,529
	Diageo P.L.C., Sponsored ADR	34,361	5,427,320
	Diageo P.L.C.	21,285	841,675
*	Dialight P.L.C.	4,837	16,870
	Dignity P.L.C.	10,046	75,838
	Diploma P.L.C.	37,582	967,704
	Direct Line Insurance Group P.L.C.	292,902	1,304,543
	DiscoverIE Group P.L.C.	8,544	64,445
	Dixons Carphone P.L.C.	264,943	473,437
	Domino's Pizza Group P.L.C.	78,868	321,212
	DS Smith P.L.C.	265,414	1,189,976
	Dunelm Group P.L.C.	20,893	320,121
*	EI Group P.L.C.	136,802	513,692
*	EKF Diagnostics Holdings P.L.C.	32,850	14,480
	Electrocomponents P.L.C.	162,452	1,419,151
	Elementis P.L.C.	84,946	143,172
	EMIS Group P.L.C.	15,914	241,548
	Equiniti Group P.L.C.	51,020	137,731
	Euromoney Institutional Investor P.L.C.	12,612	203,949
	Experian P.L.C.	161,445	5,619,572
	FDM Group Holdings P.L.C.	19,214	248,879
	Ferguson P.L.C.	26,130	2,346,504
	Fevertree Drinks P.L.C.	9,145	166,025
	Findel P.L.C.	11,005	34,150
	Flowtech Fluidpower P.L.C.	100	127
	Forterra P.L.C.	20,601	89,514
*	Foxtons Group P.L.C.	63,166	69,374
*	Frasers Group P.L.C.	52,315	325,299
	Fresnillo P.L.C.	6,976	60,936
*	Frontier Developments PLC	2,182	40,721
	Fuller Smith & Turner P.L.C., Class A	2,424	30,619
	G4S P.L.C.	428,171	1,101,883
	Galliford Try Holdings P.L.C.	39,337	77,352
	Games Workshop Group P.L.C.	5,889	514,677
*	Gamesys Group P.L.C.	9,416	92,183
	Gamma Communications P.L.C.	3,270	60,278
*	Gem Diamonds, Ltd.	5,103	4,147
	Genel Energy P.L.C.	10,760	26,043
	GlaxoSmithKline P.L.C., Sponsored ADR	97,843	4,579,052
	GlaxoSmithKline P.L.C.	44,054	1,034,362
	Go-Ahead Group P.L.C. (The)	6,469	174,357
	GoCo Group P.L.C.	92,274	113,765
	Grafton Group P.L.C.	35,012	425,094
	Grainger P.L.C.	142,942	558,113
	Greencore Group P.L.C.	64,452	208,496
	Greggs P.L.C.	15,413	458,024
	GVC Holdings P.L.C.	48,438	560,075
	Gym Group P.L.C. (The)	17,371	67,856
	H&T Group P.L.C.	3,020	15,002
	Halfords Group P.L.C.	38,780	83,743
	Halma P.L.C.	66,845	1,855,381
	Hargreaves Lansdown P.L.C.	32,088	728,382
	Hastings Group Holdings P.L.C.	62,561	148,624
	Hays P.L.C.	509,010	1,040,953

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Headlam Group P.L.C.	8,074	$55,623
	Helical P.L.C.	24,911	157,451
	Henry Boot P.L.C.	10,910	47,705
	Highland Gold Mining, Ltd.	21,222	58,714
	Hikma Pharmaceuticals P.L.C.	11,623	280,665
	Hill & Smith Holdings P.L.C.	25,232	472,021
	Hilton Food Group P.L.C.	14,355	199,187
	Hiscox, Ltd.	32,436	561,164
	Hochschild Mining P.L.C.	85,469	189,902
	Hollywood Bowl Group P.L.C.	15,599	60,195
	HomeServe P.L.C.	80,610	1,362,173
*	Horizon Discovery Group P.L.C.	6,652	13,905
	Howden Joinery Group P.L.C.	173,548	1,574,409
	HSBC Holdings P.L.C.	104,147	757,168
	HSBC Holdings P.L.C., Sponsored ADR	113,344	4,113,254
	Hunting P.L.C.	49,968	201,735
	Huntsworth P.L.C.	53,180	45,797
	Hyve Group P.L.C.	124,661	161,948
	Ibstock P.L.C.	3,136	12,032
*	IDOX P.L.C.	54,547	25,885
	IG Group Holdings P.L.C.	55,133	482,747
	IMI P.L.C.	77,374	1,124,695
	Inchcape P.L.C.	161,146	1,396,693
*	Indivior P.L.C.	286,318	143,128
	Informa P.L.C.	121,553	1,241,667
	Intermediate Capital Group P.L.C.	31,430	720,838
	Intertek Group P.L.C.	17,931	1,360,569
	Investec P.L.C.	64,888	358,046
	iomart Group P.L.C.	17,607	88,436
*	IP Group P.L.C.	87,863	79,868
	ITV P.L.C.	1,074,921	1,915,089
	IWG P.L.C.	131,858	767,582
	J D Wetherspoon P.L.C.	4,432	90,666
	J Sainsbury P.L.C.	399,900	1,066,635
	James Fisher & Sons P.L.C.	5,991	155,809
	JD Sports Fashion P.L.C.	98,001	1,059,803
	John Laing Group P.L.C.	85,392	399,405
	John Menzies P.L.C.	20,176	114,811
	John Wood Group P.L.C.	226,823	1,122,749
	Johnson Matthey P.L.C.	44,833	1,537,147
	Johnson Service Group P.L.C.	47,104	130,757
	Joules Group P.L.C.	3,174	7,838
	Jupiter Fund Management P.L.C.	136,394	692,012
*	Just Eat P.L.C.	47,889	543,514
*	Just Group P.L.C.	375,009	385,567
	Kainos Group P.L.C.	19,261	200,137
	Keller Group P.L.C.	9,688	106,590
#	Kier Group P.L.C.	14,760	17,447
	Kin & Carta P.L.C.	19,522	28,649
	Kingfisher P.L.C.	360,928	969,004
*	Lamprell P.L.C.	62,289	27,760
	Lancashire Holdings, Ltd.	33,735	333,123
	Legal & General Group P.L.C.	980,568	3,943,750
*	Liberty Global P.L.C., Class A	1,556	31,920
*	Liberty Global P.L.C., Class C	3,809	74,199
	Liontrust Asset Management P.L.C.	5,398	95,934
	Lloyds Banking Group P.L.C.	5,449,981	4,068,596
	London Stock Exchange Group P.L.C.	14,802	1,529,650
	Lookers P.L.C.	86,054	62,966

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Low & Bonar P.L.C.	37,908	$6,480
	LSL Property Services P.L.C.	4,773	19,297
	Luceco P.L.C.	20,795	38,480
	M&C Saatchi P.L.C.	1,389	1,831
*	M&G P.L.C.	72,434	228,569
	Macfarlane Group P.L.C.	9,978	14,234
	Man Group P.L.C.	216,372	438,532
	Marks & Spencer Group P.L.C.	322,926	748,844
	Marshalls P.L.C.	66,630	694,282
	McBride P.L.C.	25,127	20,715
	McCarthy & Stone P.L.C.	89,034	173,385
	Mears Group P.L.C.	16,036	64,492
	Mediclinic International P.L.C.	40,480	196,878
	Meggitt P.L.C.	112,222	998,336
	Melrose Industries P.L.C.	349,984	1,072,593
	Micro Focus International P.L.C., Sponsored ADR	10,594	141,959
	Micro Focus International P.L.C.	44,294	594,850
	Midwich Group P.L.C.	2,793	19,488
*	Mitchells & Butlers P.L.C.	5,084	26,808
	Mitie Group P.L.C.	84,389	147,581
	MJ Gleeson P.L.C.	2,377	30,065
	Mondi P.L.C.	17,403	354,095
	Moneysupermarket.com Group P.L.C.	157,908	677,828
	Morgan Sindall Group P.L.C.	14,236	343,761
	Morses Club P.L.C.	11,858	19,754
	Mortgage Advice Bureau Holdings, Ltd.	3,226	33,514
	Motorpoint group P.L.C.	4,035	16,785
	N Brown Group P.L.C.	33,268	35,925
	NAHL Group P.L.C.	7,284	9,242
	Naked Wines P.L.C.	6,930	19,162
	National Grid P.L.C.	94,056	1,249,690
#	National Grid P.L.C., Sponsored ADR	18,947	1,255,835
	NCC Group P.L.C.	33,676	95,420
	Next Fifteen Communications Group P.L.C.	7,500	50,073
	Next P.L.C.	15,975	1,451,799
	NMC Health P.L.C.	10,120	172,103
	Non-Standard Finance P.L.C.	28,755	10,813
#	Northgate P.L.C.	38,316	134,681
	Numis Corp. P.L.C.	3,080	11,608
*	Ocado Group P.L.C.	27,188	438,371
	On the Beach Group P.L.C.	38,602	198,790
	OneSavings Bank P.L.C.	61,867	347,879
	Oxford Instruments P.L.C.	12,162	247,337
	Pagegroup P.L.C.	156,604	943,397
	Palace Capital P.L.C.	3,742	16,189
	Paragon Banking Group P.L.C.	40,154	269,087
	Park Group P.L.C.	10,000	7,751
	PayPoint P.L.C.	20,904	275,187
	Pearson P.L.C.	23,118	172,551
#	Pearson P.L.C., Sponsored ADR	26,877	199,427
	Pendragon P.L.C.	479,754	78,102
	Persimmon P.L.C.	46,715	1,880,657
	Petrofac, Ltd.	104,155	479,110
*	Petropavlovsk P.L.C.	139,668	33,471
	Pets at Home Group P.L.C.	108,145	402,101
	Pharos Energy P.L.C.	16,446	9,876
	Phoenix Group Holdings P.L.C.	110,323	1,101,307
	Photo-Me International P.L.C.	46,978	55,596
	Playtech P.L.C.	68,804	312,815

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Polar Capital Holdings P.L.C.	9,530	$73,510
	Polypipe Group P.L.C.	19,552	139,552
	Porvair P.L.C.	1,478	15,318
	PPHE Hotel Group, Ltd.	317	8,369
*	Premier Foods P.L.C.	134,320	64,108
	Premier Miton Group P.L.C.	2,365	5,206
	Provident Financial P.L.C.	23,992	146,983
	Prudential P.L.C., ADR	46,418	1,650,624
	Prudential P.L.C.	58,867	1,046,677
*	PureTech Health P.L.C.	10,633	43,436
	PZ Cussons P.L.C.	23,846	60,773
	QinetiQ Group P.L.C.	79,137	367,627
	Quilter P.L.C.	190,011	425,485
	Rank Group P.L.C.	14,277	53,808
	Rathbone Brothers P.L.C.	6,096	158,115
*	Raven Property Group, Ltd.	4,297	2,838
	Reach P.L.C.	73,377	128,456
	Reckitt Benckiser Group P.L.C.	35,933	2,974,293
	Redde P.L.C.	17,928	23,211
	Redrow P.L.C.	63,190	662,206
	RELX P.L.C., Sponsored ADR	140,082	3,717,771
	RELX P.L.C.	28,808	764,329
	RELX P.L.C.	62,004	1,641,305
	Renew Holdings P.L.C.	6,925	45,740
	Renishaw P.L.C.	7,437	389,339
	Rentokil Initial P.L.C.	346,789	2,135,722
	Restaurant Group P.L.C. (The)	55,831	94,872
	Rhi Magnesita NV	742	31,231
	Ricardo P.L.C.	3,720	37,738
	Rightmove P.L.C.	228,405	1,979,481
	Rio Tinto P.L.C.	17,583	940,237
	Rio Tinto P.L.C., Sponsored ADR	4,511	241,023
	RM P.L.C.	13,317	50,012
	Robert Walters P.L.C.	11,135	88,573
	Rolls-Royce Holdings P.L.C.	138,435	1,219,381
	Rotork P.L.C.	260,108	1,042,229
	Royal Mail P.L.C.	201,236	526,008
	RPS Group P.L.C.	59,729	137,097
	RSA Insurance Group P.L.C.	177,014	1,284,284
	Sage Group P.L.C. (The)	135,956	1,323,618
*	Savannah Petroleum P.L.C.	50,826	11,929
	Savills P.L.C.	51,198	839,286
	Schroders P.L.C.	11,410	483,093
	Schroders P.L.C.	4,919	161,429
	ScS Group P.L.C.	3,909	12,505
	SDL P.L.C.	11,334	92,258
	Secure Trust Bank P.L.C.	32	676
	Senior P.L.C.	58,566	128,868
	Severfield P.L.C.	32,226	36,607
	Severn Trent P.L.C.	60,977	2,075,021
	SIG P.L.C.	79,851	97,352
	Signature Aviation P.L.C.	147,795	566,734
#	Smart Metering Systems P.L.C.	6,524	44,307
#	Smith & Nephew P.L.C., Sponsored ADR	31,573	1,515,820
	Smith & Nephew P.L.C.	32,916	791,989
	Smiths Group P.L.C.	73,894	1,643,018
	Softcat P.L.C.	37,234	567,000
	Sophos Group P.L.C.	57,804	424,631
	Spectris P.L.C.	15,429	537,238

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Speedy Hire P.L.C.	96,090	$100,958
	Spirax-Sarco Engineering P.L.C.	10,239	1,202,830
	Spire Healthcare Group P.L.C.	64,913	112,464
	Spirent Communications P.L.C.	75,291	219,940
	SSE P.L.C.	142,042	2,827,456
	SSP Group P.L.C.	90,930	771,741
	St James's Place P.L.C.	203,076	3,054,199
	St. Modwen Properties P.L.C.	68,809	447,039
	Standard Chartered P.L.C.	133,701	1,111,782
	Standard Life Aberdeen P.L.C.	214,711	853,136
	SThree P.L.C.	39,562	190,207
#	Strix Group P.L.C.	8,429	20,130
	STV Group P.L.C.	2,401	13,256
	Superdry P.L.C.	5,843	29,501
	Synthomer P.L.C.	91,855	409,098
	T Clarke P.L.C.	8,800	15,409
#	TalkTalk Telecom Group P.L.C.	143,084	223,562
	Taylor Wimpey P.L.C.	1,116,811	3,167,749
	Ted Baker P.L.C.	9,460	28,069
	Telecom Plus P.L.C.	22,045	438,929
	Tesco P.L.C.	821,298	2,671,286
	Topps Tiles P.L.C.	28,998	29,776
	TP ICAP P.L.C.	49,404	258,331
	Travis Perkins P.L.C.	42,101	859,995
	Trifast P.L.C.	3,680	9,286
	TT Electronics P.L.C.	12,853	40,232
	Tullow Oil P.L.C.	132,902	88,160
	Tyman P.L.C.	7,295	26,221
	U & I Group P.L.C.	24,590	58,097
	UDG Healthcare P.L.C.	9,941	98,329
	Ultra Electronics Holdings P.L.C.	18,001	536,126
	Unilever P.L.C., Sponsored ADR	76,090	4,547,899
	Unilever P.L.C.	29,087	1,735,078
	United Utilities Group P.L.C.	171,289	2,291,968
	Urban & Civic P.L.C.	18,086	86,622
	Vectura Group P.L.C.	150,957	187,088
	Vertu Motors P.L.C.	52,520	25,310
	Vesuvius P.L.C.	11,339	65,121
	Victrex P.L.C.	28,068	819,044
	Vistry Group P.L.C.	59,844	1,089,408
	Vitec Group P.L.C. (The)	6,947	94,187
	Vodafone Group P.L.C., Sponsored ADR	112,520	2,206,521
	Volution Group P.L.C.	4,505	14,378
	Vp P.L.C.	2,417	31,746
	Watkin Jones P.L.C.	55,310	180,364
	Weir Group P.L.C (The)	39,190	695,476
	WH Smith P.L.C.	23,802	749,827
#	Whitbread P.L.C.	8,605	507,255
	William Hill P.L.C.	284,422	649,501
	Wilmington P.L.C.	6,622	21,312
	Wincanton P.L.C.	12,368	48,090
	Wm Morrison Supermarkets P.L.C.	458,557	1,099,535
#	WPP P.L.C., Sponsored ADR	6,805	422,999
	WPP P.L.C.	147,665	1,836,000
*	Xaar P.L.C.	3,874	1,994
	XP Power, Ltd.	2,475	116,907
	Young & Co's Brewery P.L.C., Class A	299	6,113

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Zotefoams P.L.C.	1,500	$8,376
TOTAL UNITED KINGDOM			227,632,618
TOTAL COMMON STOCKS			1,526,671,445
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG	7,616	424,524
	Biotest AG	2,084	49,448
	Draegerwerk AG & Co. KGaA	2,212	128,970
	Fuchs Petrolub SE	21,782	965,349
	Henkel AG & Co. KGaA	11,183	1,137,338
	Jungheinrich AG	17,755	389,839
	Porsche Automobil Holding SE	13,005	876,939
	Sartorius AG	5,372	1,250,138
	Schaeffler AG	6,250	62,351
	Sixt SE	4,660	323,238
	STO SE & Co. KGaA	507	59,437
	Villeroy & Boch AG	866	14,692
TOTAL GERMANY			5,682,263
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Emeco Holdings, Ltd. Rights 02/14/20	7,932	1,168
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	265	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	39,567	26,114
*	Pan American Silver Corp. Rights 02/22/29	1,089	719
*	Tervita Corp. Warrants 07/19/20	171	2
TOTAL CANADA			26,835
HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	212,333	0
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	884	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	210,168	0
TOTAL RIGHTS/WARRANTS			28,003
TOTAL INVESTMENT SECURITIES (Cost $1,358,753,647)			1,532,381,711

			Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	4,334,935	50,163,873
TOTAL INVESTMENTS — (100.0%)
(Cost $1,409,151,258)^^			$1,582,545,584

International Sustainability Core 1 Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$227,383	$83,641,031	—	$83,868,414
Austria	—	4,758,032	—	4,758,032
Belgium	637,657	14,257,533	—	14,895,190
Canada	120,489,109	330,889	—	120,819,998
China	—	275,814	—	275,814
Denmark	892,072	36,610,128	—	37,502,200
Finland	—	27,338,321	—	27,338,321
France	256,761	142,904,862	—	143,161,623
Germany	3,072,540	108,983,243	—	112,055,783
Hong Kong	61,579	28,150,477	—	28,212,056
Ireland	—	8,681,091	—	8,681,091
Israel	1,070,436	6,138,356	—	7,208,792
Italy	2,971,210	33,876,051	—	36,847,261
Japan	4,746,260	358,962,779	—	363,709,039
Netherlands	13,175,867	52,122,368	—	65,298,235
New Zealand	18,031	5,950,793	—	5,968,824
Norway	5,464	12,823,828	—	12,829,292
Portugal	—	2,651,760	—	2,651,760
Singapore	—	12,248,971	—	12,248,971
Spain	662,200	33,434,692	—	34,096,892
Sweden	543,151	50,584,578	—	51,127,729
Switzerland	13,452,048	112,009,177	—	125,461,225
Thailand	—	9,469	—	9,469
United Arab Emirates	5,290	7,526	—	12,816
United Kingdom	39,425,644	188,206,974	—	227,632,618
Preferred Stocks
Germany	—	5,682,263	—	5,682,263
Rights/Warrants
Australia	—	1,168	—	1,168
Canada	—	26,835	—	26,835
Securities Lending Collateral	—	50,163,873	—	50,163,873
TOTAL	$201,712,702	$1,380,832,882	—	$1,582,545,584

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (6.3%)
*	3P Learning, Ltd.	16,060	$9,023
	Accent Group, Ltd.	70,772	79,561
	Adairs, Ltd.	37,884	55,946
	Adelaide Brighton, Ltd.	115,220	278,247
	AGL Energy, Ltd.	27,789	368,794
#	Alliance Aviation Services, Ltd.	20,675	36,000
	ALS, Ltd.	26,814	171,360
	Altium, Ltd.	17,452	455,439
	Alumina, Ltd.	21,958	31,625
	AMA Group, Ltd.	98,167	59,533
#*	Amaysim Australia, Ltd.	22,467	5,069
	AMP, Ltd.	548,508	661,883
	Ansell, Ltd.	3,452	72,966
	AP Eagers, Ltd.	28,704	170,924
	APA Group	49,995	375,393
	Appen, Ltd.	8,169	134,680
	ARB Corp., Ltd.	10,014	123,141
*	Ardent Leisure Group, Ltd.	88,209	82,694
	ARQ Group, Ltd.	18,865	4,547
*	Asaleo Care, Ltd.	73,732	53,163
	ASX, Ltd.	2,768	156,602
	Atlas Arteria, Ltd.	43,358	233,502
	Aurelia Metals, Ltd.	153,576	45,281
	Aurizon Holdings, Ltd.	294,911	1,057,110
	AusNet Services	182,628	215,213
	Australia & New Zealand Banking Group, Ltd.	92,308	1,571,300
*	Australian Agricultural Co., Ltd.	85,892	63,834
	Australian Finance Group, Ltd.	30,768	58,368
	Australian Pharmaceutical Industries, Ltd.	117,548	102,800
	Auswide Bank, Ltd.	3,299	13,563
	AVJennings, Ltd.	17,132	6,961
	Bank of Queensland, Ltd.	115,544	587,436
	Bapcor, Ltd.	50,752	212,110
*	Base Resources, Ltd.	44,322	6,923
	Beach Energy, Ltd.	600,978	1,048,320
#	Bega Cheese, Ltd.	46,107	133,590
	Bell Financial Group, Ltd.	31,306	28,506
	Bendigo & Adelaide Bank, Ltd.	83,865	579,074
	BHP Group, Ltd.	207,542	5,322,186
	BHP Group, Ltd., Sponsored ADR	254	12,982
	Bingo Industries, Ltd.	50,056	92,434
#	Blackmores, Ltd.	1,997	118,431
	BlueScope Steel, Ltd.	133,346	1,247,981
	Boral, Ltd.	176,437	581,457
	Brambles, Ltd.	60,252	503,250
	Bravura Solutions, Ltd.	33,088	119,808
	Breville Group, Ltd.	14,081	173,463
	Brickworks, Ltd.	17,876	236,286
#	BWX, Ltd.	26,598	73,580
	Caltex Australia, Ltd.	61,622	1,405,228
	Capitol Health, Ltd.	106,977	18,501
*	Cardno, Ltd.	56,221	14,784
	carsales.com, Ltd.	42,540	484,211
*	Cash Converters International, Ltd.	147,100	22,493
	Cedar Woods Properties, Ltd.	15,777	84,019

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Centuria Capital Group	52,877	$86,249
	Centuria Capital Group.	4,030	6,609
	Challenger, Ltd.	74,799	442,840
	CIMIC Group, Ltd.	6,079	117,624
#	Citadel Group, Ltd. (The)	6,156	19,565
	Class, Ltd.	5,320	7,203
	Cleanaway Waste Management, Ltd.	424,996	573,987
#	Clinuvel Pharmaceuticals, Ltd.	2,420	44,223
	Coca-Cola Amatil, Ltd.	59,737	474,665
	Cochlear, Ltd.	4,925	784,386
	Codan, Ltd.	39,633	201,643
	Coles Group, Ltd.	87,420	959,263
#	Collection House, Ltd.	41,771	29,674
	Collins Foods, Ltd.	35,393	201,276
	Commonwealth Bank of Australia	56,784	3,214,968
	Computershare, Ltd.	41,627	491,534
#*	Cooper Energy, Ltd.	270,180	100,724
#	Corporate Travel Management, Ltd.	12,621	148,337
#	Costa Group Holdings, Ltd.	18,227	33,173
	Credit Corp. Group, Ltd.	17,246	405,292
*	CSG, Ltd.	39,609	8,093
	CSR, Ltd.	148,769	476,924
	Data#3, Ltd.	13,503	40,482
	Decmil Group, Ltd.	45,323	12,327
	Dicker Data, Ltd.	9,917	44,474
	Domain Holdings Australia, Ltd.	48,556	121,682
#	Domino's Pizza Enterprises, Ltd.	10,129	368,227
	Downer EDI, Ltd.	134,280	657,777
	DWS, Ltd.	4,748	3,418
*	Eclipx Group, Ltd.	76,114	80,716
	Elders, Ltd.	23,286	114,579
*	EML Payments, Ltd.	24,570	85,155
#*	Energy World Corp., Ltd.	19,261	919
	Estia Health, Ltd.	58,859	96,162
	EVENT Hospitality and Entertainment, Ltd.	23,426	201,366
	Evolution Mining, Ltd.	220,024	555,303
*	FAR, Ltd.	281,998	7,698
#	Finbar Group, Ltd.	8,281	4,768
*	Fleetwood Corp., Ltd.	19,034	26,575
	FlexiGroup, Ltd.	25,812	35,841
	Flight Centre Travel Group, Ltd.	10,111	263,347
#	Fortescue Metals Group, Ltd.	325,178	2,408,862
	G8 Education, Ltd.	107,070	135,810
#*	Galaxy Resources, Ltd.	17,015	11,436
*	Gascoyne Resources, Ltd.	18,229	178
	Genworth Mortgage Insurance Australia, Ltd.	57,287	139,617
#	Grange Resources, Ltd.	136,583	21,407
*	Greenland Minerals, Ltd.	279,308	23,037
	GTN, Ltd.	1,005	545
#	GUD Holdings, Ltd.	13,326	105,977
#	GWA Group, Ltd.	65,361	155,242
	Hansen Technologies, Ltd.	27,679	67,623
#	Harvey Norman Holdings, Ltd.	143,732	403,351
#	Helloworld Travel, Ltd.	6,051	17,044
#	HT&E, Ltd.	48,303	54,906
	Huon Aquaculture Group, Ltd.	6,086	18,286
	IDP Education, Ltd.	24,578	286,123
	IGO, Ltd.	134,830	544,540
	Iluka Resources, Ltd.	140,618	899,407

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Imdex, Ltd.	101,591	$98,196
	Incitec Pivot, Ltd.	269,701	585,588
	Infigen Energy	206,596	108,462
	Infomedia, Ltd.	63,939	86,660
#	Inghams Group, Ltd.	48,683	114,400
	Insurance Australia Group, Ltd.	166,290	781,913
*	Intega Group, Ltd.	56,221	16,075
	Integral Diagnostics, Ltd.	14,290	38,437
	Integrated Research, Ltd.	9,550	18,753
#	InvoCare, Ltd.	22,275	198,526
#	IOOF Holdings, Ltd.	56,879	296,380
	IPH, Ltd.	39,526	239,271
	IRESS, Ltd.	24,374	225,210
#*	iSelect, Ltd.	55,125	18,618
*	iSentia Group, Ltd.	47,120	8,119
	IVE Group, Ltd.	23,613	36,436
	James Hardie Industries P.L.C.	37,005	778,058
#	Japara Healthcare, Ltd.	51,658	33,286
#	JB Hi-Fi, Ltd.	38,033	1,000,194
#	Jumbo Interactive, Ltd.	6,105	53,839
	Jupiter Mines, Ltd.	226,652	43,601
*	Karoon Energy, Ltd.	127,496	97,736
*	Kingsgate Consolidated, Ltd.	33,671	12,728
#	Kogan.com, Ltd.	4,259	14,517
	LendLease Group	60,690	728,903
	Lifestyle Communities, Ltd.	17,655	107,394
	Link Administration Holdings, Ltd.	101,775	458,609
	Lovisa Holdings, Ltd.	9,718	71,608
*	Lucapa Diamond Co., Ltd.	15,354	1,125
*	Lynas Corp., Ltd.	137,257	199,335
	MACA, Ltd.	65,560	41,882
	Macmahon Holdings, Ltd.	237,156	43,537
	Macquarie Group, Ltd.	13,573	1,296,931
	Magellan Financial Group, Ltd.	15,570	685,692
#*	Mayne Pharma Group, Ltd.	206,742	62,040
	McMillan Shakespeare, Ltd.	27,118	231,902
	McPherson's, Ltd.	30,743	55,443
	Medibank Pvt, Ltd.	210,778	433,092
*	Medusa Mining, Ltd.	45,149	23,683
#*	Mesoblast, Ltd.	61,936	120,928
#*	Metals X, Ltd.	186,167	9,848
	Michael Hill International, Ltd.	22,149	9,360
#	Mineral Resources, Ltd.	58,225	654,622
*	MMA Offshore, Ltd.	129,478	14,627
	MNF Group, Ltd.	4,270	13,883
#	Monadelphous Group, Ltd.	26,086	301,416
	Monash IVF Group, Ltd.	37,578	24,859
	Money3 Corp., Ltd.	29,045	47,450
	Mortgage Choice, Ltd.	32,978	29,120
#*	Motorcycle Holdings, Ltd.	2,826	3,683
	Mount Gibson Iron, Ltd.	74,835	44,895
*	Myer Holdings, Ltd.	244,786	71,376
	MyState, Ltd.	7,026	25,509
	National Australia Bank, Ltd.	177,374	3,029,923
	Navigator Global Investments, Ltd.	20,379	43,475
#	New Hope Corp., Ltd.	47,377	58,744
	Newcrest Mining, Ltd.	16,819	336,717
	nib holdings, Ltd.	85,198	305,055
	Nick Scali, Ltd.	11,735	54,898

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Nine Entertainment Co. Holdings, Ltd.	405,156	$501,131
	Northern Star Resources, Ltd.	111,779	962,881
	NRW Holdings, Ltd.	154,462	317,732
*	Nufarm, Ltd.	47,909	174,744
	OFX Group, Ltd.	40,584	40,816
	Oil Search, Ltd.	87,456	418,010
	OM Holdings, Ltd.	98,157	28,624
#*	Onevue Holdings, Ltd.	24,977	6,019
	oOh!media, Ltd.	52,174	117,231
	Orica, Ltd.	33,857	511,520
	Origin Energy, Ltd.	153,460	830,168
	Orora, Ltd.	330,773	706,138
	OZ Minerals, Ltd.	93,530	624,737
	Pacific Current Group, Ltd.	11,857	50,345
*	Pact Group Holdings, Ltd.	47,849	87,677
*	Panoramic Resources, Ltd.	161,341	25,756
#	Paragon Care, Ltd.	7,901	2,165
	Peet, Ltd.	82,024	73,955
	Pendal Group, Ltd.	55,550	325,083
	Perenti Global, Ltd.	178,673	181,118
#	Perpetual, Ltd.	9,472	267,164
*	Perseus Mining, Ltd.	278,562	221,588
#	Pioneer Credit, Ltd.	17,994	21,097
#	Platinum Asset Management, Ltd.	42,077	131,798
#*	Praemium, Ltd.	43,406	13,702
	Premier Investments, Ltd.	9,977	131,198
*	Prime Media Group, Ltd.	92,232	9,499
	Pro Medicus, Ltd.	6,317	99,585
	PWR Holdings, Ltd.	10,450	32,963
	Qantas Airways, Ltd.	67,188	284,862
	QBE Insurance Group, Ltd.	104,438	950,712
	QMS Media, Ltd.	47,001	38,099
	Qube Holdings, Ltd.	201,531	459,373
	Ramelius Resources, Ltd.	127,013	113,872
	REA Group, Ltd.	4,473	338,449
	Reckon, Ltd.	6,209	2,845
#	Reece, Ltd.	23,559	175,267
#	Regis Healthcare, Ltd.	30,740	49,227
	Regis Resources, Ltd.	145,748	446,783
	Reject Shop, Ltd. (The)	5,557	18,014
#*	Resolute Mining, Ltd.	161,981	127,228
	Ridley Corp., Ltd.	41,173	28,371
	Rio Tinto, Ltd.	33,798	2,193,096
	RXP Services, Ltd.	24,648	7,980
	Sandfire Resources, Ltd.	58,335	214,255
	Santos, Ltd.	270,742	1,553,901
*	Saracen Mineral Holdings, Ltd.	155,921	420,251
	Seek, Ltd.	28,137	421,841
	Select Harvests, Ltd.	21,439	121,670
*	Senex Energy, Ltd.	220,285	45,605
	Servcorp, Ltd.	12,793	37,762
	Service Stream, Ltd.	74,410	129,468
	Seven Group Holdings, Ltd.	12,827	170,849
*	Seven West Media, Ltd.	334,126	54,995
	SG Fleet Group, Ltd.	15,329	22,461
	Sigma Healthcare, Ltd.	213,333	85,109
*	Silver Chef, Ltd.	4,994	2,124
*	Silver Lake Resources, Ltd.	210,030	232,721
	Sims, Ltd.	40,061	282,934

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SmartGroup Corp., Ltd.	8,685	$39,066
	Sonic Healthcare, Ltd.	7,596	159,218
	South32, Ltd., ADR	2,251	19,314
	South32, Ltd.	482,856	828,531
	Southern Cross Media Group, Ltd.	214,940	124,791
	Spark Infrastructure Group	112,119	164,120
#	SpeedCast International, Ltd.	76,666	39,914
	SRG Global, Ltd.	113,718	30,942
	St Barbara, Ltd.	245,323	457,300
	Suncorp Group, Ltd.	99,098	846,560
	Sunland Group, Ltd.	9,056	10,691
	Super Retail Group, Ltd.	46,268	288,081
#*	Superloop, Ltd.	27,389	15,969
	Sydney Airport	41,285	229,632
#*	Syrah Resources, Ltd.	105,820	35,066
	Tassal Group, Ltd.	56,335	161,117
	Technology One, Ltd.	50,987	285,384
	Telstra Corp., Ltd.	217,713	555,157
	Terracom, Ltd.	40,724	8,670
*	Thorn Group, Ltd.	35,581	5,282
*	Tiger Resources, Ltd.	219,444	41
	TPG Telecom, Ltd.	88,273	438,848
	Transurban Group	52,411	546,320
*	Troy Resources, Ltd.	583	37
	Village Roadshow, Ltd.	28,418	76,464
*	Virgin Australia Holdings, Ltd.	393,465	38,232
	Virtus Health, Ltd.	22,644	65,088
	Vita Group, Ltd.	23,215	18,291
*	Vocus Group, Ltd.	183,044	410,233
#	Webster, Ltd.	11,619	15,456
	Wesfarmers, Ltd.	49,629	1,488,970
	Western Areas, Ltd.	61,478	104,035
*	Westgold Resources, Ltd.	59,272	88,167
	Westpac Banking Corp.	130,736	2,184,785
	Whitehaven Coal, Ltd.	269,225	445,297
	WiseTech Global, Ltd.	8,160	133,341
	Woodside Petroleum, Ltd.	44,740	1,025,017
	Woolworths Group, Ltd.	35,988	999,525
	Worley, Ltd.	54,429	544,051
	WPP AUNZ, Ltd.	68,187	26,233
*	Xero, Ltd.	1,193	67,247
TOTAL AUSTRALIA			80,215,652
AUSTRIA — (0.5%)
	Agrana Beteiligungs AG	4,134	87,909
	ANDRITZ AG	8,890	349,786
	Atrium European Real Estate, Ltd.	24,184	93,125
#	Austria Technologie & Systemtechnik AG	8,985	197,801
	CA Immobilien Anlagen AG	10,722	471,750
	DO & CO AG	1,322	131,841
	Erste Group Bank AG	25,825	948,226
	EVN AG	10,674	210,614
	FACC AG	1,800	23,859
	Flughafen Wien AG	986	39,916
	IMMOFINANZ AG	17,520	486,170
	Kapsch TrafficCom AG	788	23,227
#	Lenzing AG	4,008	316,787
	Mayr Melnhof Karton AG	1,587	218,104
#	Oesterreichische Post AG	5,490	208,406

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	OMV AG	10,464	$519,999
	Palfinger AG	1,670	51,727
	POLYTEC Holding AG	2,865	25,433
#	Porr AG	2,673	46,594
	Raiffeisen Bank International AG	38,525	877,562
#	Rosenbauer International AG	131	6,098
	S IMMO AG	8,446	226,262
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	68,023
*	Semperit AG Holding	945	12,787
	Strabag SE	4,197	139,996
	Telekom Austria AG	26,772	215,206
	UBM Development AG	1,080	58,339
	UNIQA Insurance Group AG	37,705	356,573
	Verbund AG	1,562	82,594
	voestalpine AG	2,843	68,846
	Wienerberger AG	9,422	267,324
*	Zumtobel Group AG	2,684	26,343
TOTAL AUSTRIA			6,857,227
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	5,529	885,677
	Ageas	30,305	1,671,064
*	AGFA-Gevaert NV	70,197	344,785
#*	Argenx SE, ADR	932	134,478
	Atenor	548	44,111
	Banque Nationale de Belgique	19	49,286
	Barco NV	1,081	268,789
	Bekaert SA	10,030	254,636
	bpost SA	13,289	132,430
	Cie d'Entreprises CFE	2,314	252,330
	Colruyt SA	10,547	527,705
	Deceuninck NV	13,585	29,866
	D'ieteren SA	6,984	450,786
	Econocom Group SA	16,652	47,344
#	Elia System Operator SA	2,003	193,170
	Euronav NV	10,967	108,970
*	Euronav NV	38,310	378,503
	EVS Broadcast Equipment SA	3,189	72,037
#*	Exmar NV	9,024	53,626
	Fagron	8,897	205,958
	Gimv NV	3,652	225,026
	Immobel SA	381	32,276
	Jensen-Group NV	1,201	45,741
	KBC Group NV	16,843	1,235,861
	Kinepolis Group NV	2,693	166,083
	Lotus Bakeries NV	51	154,602
#	Melexis NV	3,794	269,636
	Ontex Group NV	13,272	240,553
#*	Oxurion NV	7,971	27,149
	Picanol	441	31,791
	Proximus SADP	27,141	773,304
	Recticel SA	11,663	99,571
	Resilux	280	43,780
	Roularta Media Group NV	370	6,828
	Sioen Industries NV	2,506	60,143
	Sipef NV	1,654	95,341
#	Solvay SA	9,925	1,028,630
	Telenet Group Holding NV	8,229	382,617
	TER Beke SA	193	24,940

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Tessenderlo Group SA	6,656	$223,939
#	Umicore SA	21,764	1,002,087
	Van de Velde NV	784	24,338
TOTAL BELGIUM			12,299,787
CANADA — (9.9%)
*	5N Plus, Inc.	14,000	22,321
	Absolute Software Corp.	8,900	65,166
	Acadian Timber Corp.	3,200	39,704
#*	Advantage Oil & Gas, Ltd.	49,377	82,457
	Aecon Group, Inc.	18,295	237,915
#*	Africa Oil Corp.	14,600	15,114
#	AG Growth International, Inc.	1,400	48,123
	AGF Management, Ltd., Class B	17,587	93,955
	Agnico Eagle Mines, Ltd.	1,400	86,548
#*	Aimia, Inc.	32,950	82,910
*	Air Canada	19,241	644,517
	AirBoss of America Corp.	3,978	25,911
*	Alacer Gold Corp.	84,338	396,390
	Alamos Gold, Inc., Class A	75,598	476,985
	Alamos Gold, Inc., Class A	18,797	118,418
#	Alaris Royalty Corp.	8,582	141,693
*	Alexco Resource Corp.	1,285	2,287
	Algoma Central Corp.	1,200	11,634
	Algonquin Power & Utilities Corp.	27,370	419,009
	Algonquin Power & Utilities Corp.	11,652	178,392
	Alimentation Couche-Tard, Inc., Class B	30,252	1,011,067
#*	Alio Gold, Inc.	6,570	4,915
#	AltaGas, Ltd.	47,228	760,487
	Altius Minerals Corp.	7,201	58,276
	Altus Group, Ltd.	1,916	62,762
*	Americas Gold & Silver Corp.	7,847	23,184
*	Amerigo Resources, Ltd.	32,000	12,332
	Andrew Peller, Ltd., Class A	1,900	15,836
#	ARC Resources, Ltd.	99,491	527,752
*	Argonaut Gold, Inc.	55,372	74,476
*	Aritzia, Inc.	14,550	275,190
*	Asanko Gold, Inc.	35,902	33,639
	Atco, Ltd., Class I	7,139	278,461
#*	Athabasca Oil Corp.	92,749	28,034
*	ATS Automation Tooling Systems, Inc.	2,080	31,953
#*	Aurora Cannabis, Inc.	6,246	11,799
#*	Aurora Cannabis, Inc.	49,754	94,035
#	AutoCanada, Inc.	4,621	45,533
	B2Gold Corp.	176,791	765,462
	Badger Daylighting, Ltd.	4,456	116,265
	Bank of Montreal	29,924	2,282,174
	Bank of Montreal	29,963	2,283,780
	Bank of Nova Scotia (The)	5,686	310,552
	Bank of Nova Scotia (The)	42,921	2,344,345
	Barrick Gold Corp.	124,764	2,310,629
	Barrick Gold Corp.	13,588	253,827
*	Baytex Energy Corp.	106,368	115,739
*	Baytex Energy Corp.	2,602	2,888
	BCE, Inc.	3,215	151,483
	BCE, Inc.	2,798	131,842
	Birchcliff Energy, Ltd.	78,147	103,338
*	Black Diamond Group, Ltd.	7,742	11,291
*	BlackBerry, Ltd.	52,933	322,382

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	BlackBerry, Ltd.	17,367	$105,939
	BMTC Group, Inc.	3,210	24,535
#*	Bombardier, Inc., Class A	11,600	11,746
*	Bombardier, Inc., Class B	127,030	118,065
#	Bonavista Energy Corp.	84,553	32,584
#	Bonterra Energy Corp.	6,180	15,597
	Boralex, Inc., Class A	14,866	310,036
	Bridgemarq Real Estate Services	1,100	12,750
	BRP, Inc.	3,968	202,568
#*	Calfrac Well Services, Ltd.	26,244	19,236
	Calian Group, Ltd.	1,100	35,575
	Cameco Corp.	12,558	101,250
	Cameco Corp.	58,784	474,387
	Canaccord Genuity Group, Inc.	14,819	55,093
	Canacol Energy, Ltd.	16,100	51,826
#*	Canada Goose Holdings, Inc.	6,110	183,300
	Canadian Imperial Bank of Commerce	17,282	1,409,304
	Canadian Imperial Bank of Commerce	17,164	1,398,351
	Canadian National Railway Co.	9,800	915,797
	Canadian National Railway Co.	17,171	1,604,458
	Canadian Natural Resources, Ltd.	15,385	432,696
	Canadian Natural Resources, Ltd.	136,764	3,847,171
	Canadian Pacific Railway, Ltd.	2,100	557,847
	Canadian Pacific Railway, Ltd.	2,847	756,761
#	Canadian Tire Corp., Ltd., Class A	7,268	779,467
	Canadian Utilities, Ltd., Class A	5,383	164,736
#	Canadian Western Bank	27,023	668,122
*	Canfor Corp.	21,927	197,002
	Canfor Pulp Products, Inc.	11,391	73,077
#*	Canopy Growth Corp.	1,399	31,502
#*	Canopy Growth Corp.	543	12,245
	CanWel Building Materials Group, Ltd.	20,500	81,789
	Capital Power Corp.	18,001	492,532
*	Capstone Mining Corp.	94,575	50,739
#	Cardinal Energy, Ltd.	26,424	46,323
	Cascades, Inc.	23,294	199,074
	CCL Industries, Inc., Class B	10,350	436,477
*	Celestica, Inc.	19,328	174,725
	Cenovus Energy, Inc.	46,800	407,387
	Cenovus Energy, Inc.	47,322	412,175
*	Centerra Gold, Inc.	67,103	537,473
	Cervus Equipment Corp.	2,500	16,000
#	CES Energy Solutions Corp.	71,198	104,909
*	CGI, Inc.	9,574	732,602
#	Chesswood Group, Ltd.	2,800	21,158
*	China Gold International Resources Corp., Ltd.	56,934	48,614
	CI Financial Corp.	46,364	812,439
#	Cineplex, Inc.	24,265	619,185
#	Clearwater Seafoods, Inc.	5,177	21,163
	Cogeco Communications, Inc.	6,247	490,451
	Cogeco, Inc.	1,976	138,442
	Colliers International Group, Inc.	1,020	82,701
	Colliers International Group, Inc.	6,483	525,317
	Computer Modelling Group, Ltd.	15,890	97,016
	Constellation Software, Inc.	1,366	1,435,828
*	Continental Gold, Inc.	28,998	119,857
#*	Copper Mountain Mining Corp.	51,894	25,880
	Corus Entertainment, Inc., Class B	39,715	150,649
	Cott Corp.	10,800	165,132

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Crescent Point Energy Corp.	81,674	$269,080
#	Crescent Point Energy Corp.	9,725	31,994
*	Crew Energy, Inc.	30,233	10,052
*	CRH Medical Corp.	23,056	89,722
#*	Denison Mines Corp.	140,508	48,839
*	Descartes Systems Group, Inc. (The)	1,400	62,734
*	Detour Gold Corp.	42,600	762,899
*	DIRTT Environmental Solutions	5,700	14,773
	Dollarama, Inc.	13,051	444,665
	Dorel Industries, Inc., Class B	8,016	31,376
	DREAM Unlimited Corp., Class A	18,547	163,831
*	Dundee Precious Metals, Inc.	41,531	191,744
#	Echelon Financial Holdings, Inc.	1,200	5,531
	ECN Capital Corp.	99,265	420,042
	E-L Financial Corp., Ltd.	100	61,508
*	Eldorado Gold Corp.	36,906	268,277
*	Eldorado Gold Corp.	1,449	10,546
	Element Fleet Management Corp.	115,952	1,113,609
#	Emera, Inc.	6,890	306,963
	Empire Co., Ltd., Class A	23,897	554,358
	Enbridge, Inc.	28,266	1,149,318
	Enbridge, Inc.	19,907	809,618
*	Endeavour Mining Corp.	10,881	222,816
	Enerflex, Ltd.	27,441	209,841
#*	Energy Fuels, Inc.	5,893	8,461
#	Enerplus Corp.	42,400	216,261
	Enerplus Corp.	48,910	249,441
	Enghouse Systems, Ltd.	7,732	306,265
	Ensign Energy Services, Inc.	37,617	67,082
	Equitable Group, Inc.	2,750	218,915
*	Essential Energy Services Trust	19,400	5,131
	Evertz Technologies, Ltd.	4,600	60,237
#	Exchange Income Corp.	4,758	152,620
	Exco Technologies, Ltd.	6,801	38,543
#	Extendicare, Inc.	16,049	99,806
	Fairfax Financial Holdings, Ltd.	2,717	1,215,752
	Fiera Capital Corp.	3,653	34,228
	Finning International, Inc.	34,235	592,141
	Firm Capital Mortgage Investment Corp.	7,100	81,011
	First Capital Real Estate Investment Trust	12,624	206,712
*	First Mining Gold Corp.	44,500	7,902
	First National Financial Corp.	3,000	86,935
	First Quantum Minerals, Ltd.	68,302	534,690
	FirstService Corp.	4,525	444,807
	FirstService Corp.	1,700	167,264
#*	Fission Uranium Corp.	72,500	14,244
	Fortis, Inc.	9,509	414,734
	Fortis, Inc.	8,539	372,300
#*	Fortuna Silver Mines, Inc.	46,259	181,415
*	Fortuna Silver Mines, Inc.	1,312	5,143
#	Franco-Nevada Corp.	403	45,809
	Franco-Nevada Corp.	203	23,069
#	Freehold Royalties, Ltd.	19,920	106,268
	Frontera Energy Corp.	2,400	17,065
#*	GDI Integrated Facility Services, Inc.	2,600	65,226
*	Gear Energy, Ltd.	59,300	17,251
#	Genworth MI Canada, Inc.	10,049	443,450
	George Weston, Ltd.	9,816	791,051
	Gibson Energy, Inc.	24,059	482,853

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Gildan Activewear, Inc.	4,100	$113,607
	Gildan Activewear, Inc.	7,979	221,178
	GMP Capital, Inc.	11,400	16,712
	goeasy, Ltd.	4,750	240,766
#*	Golden Star Resources, Ltd.	10,349	30,420
	GoldMoney, Inc.	5,800	8,020
*	Gran Tierra Energy, Inc.	2,706	2,696
#*	Gran Tierra Energy, Inc.	126,076	125,752
	Great-West Lifeco, Inc.	14,218	368,396
	Guardian Capital Group, Ltd., Class A	5,128	106,869
#*	Guyana Goldfields, Inc.	26,400	14,164
*	Heroux-Devtek, Inc.	8,414	126,394
#	High Arctic Energy Services, Inc.	8,400	11,933
	High Liner Foods, Inc.	5,650	35,307
*	Home Capital Group, Inc.	23,185	552,733
	Horizon North Logistics, Inc.	26,900	20,733
	Hudbay Minerals, Inc.	31,643	97,144
	Hudbay Minerals, Inc.	49,524	151,932
	Husky Energy, Inc.	78,524	510,875
	Hydro One, Ltd.	13,800	280,505
	iA Financial Corp., Inc.	22,100	1,216,218
*	IAMGOLD Corp.	108,961	325,220
#*	IAMGOLD Corp.	4,292	12,704
*	IBI Group, Inc.	1,900	7,810
	IGM Financial, Inc.	4,884	141,235
#*	Imperial Metals Corp.	7,560	11,025
	Imperial Oil, Ltd.	6,500	154,126
	Imperial Oil, Ltd.	12,507	296,166
*	Indigo Books & Music, Inc.	900	2,550
	Information Services Corp.	3,800	46,086
	Innergex Renewable Energy, Inc.	18,586	264,036
	Intact Financial Corp.	2,167	234,761
#	Inter Pipeline, Ltd.	32,015	533,422
*	Interfor Corp.	21,569	228,337
	Intertape Polymer Group, Inc.	23,559	288,034
	Invesque, Inc.	3,800	24,472
*	IPL Plastics, Inc.	5,200	33,870
*	Ivanhoe Mines, Ltd., Class A	97,547	252,086
	Jamieson Wellness, Inc.	3,573	71,708
#	Just Energy Group, Inc.	15,696	21,823
	Just Energy Group, Inc.	4,023	5,632
	K-Bro Linen, Inc.	1,451	46,598
#*	Kelt Exploration, Ltd.	37,600	107,964
#	Keyera Corp.	34,254	893,751
*	Kinaxis, Inc.	1,335	110,843
*	Kinross Gold Corp.	380,521	1,929,346
*	Kinross Gold Corp.	27,330	138,563
	Kirkland Lake Gold, Ltd.	24,117	988,990
*	Knight Therapeutics, Inc.	28,671	170,068
	KP Tissue, Inc.	1,300	10,413
#	Labrador Iron Ore Royalty Corp.	6,409	102,135
*	Largo Resources, Ltd.	40,433	32,386
	Lassonde Industries, Inc., Class A	459	48,748
#	Laurentian Bank of Canada	10,873	352,875
*	Leagold Mining Corp.	10,300	28,330
	Leon's Furniture, Ltd.	5,506	67,400
	Linamar Corp.	14,328	472,042
	Loblaw Cos., Ltd.	16,488	862,670
	Lucara Diamond Corp.	114,752	71,969

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Lundin Gold, Inc.	7,913	$62,962
	Lundin Mining Corp.	126,238	662,001
	Magellan Aerospace Corp.	4,737	50,398
	Magna International, Inc.	34,984	1,773,520
	Magna International, Inc.	26,058	1,320,880
*	Mainstreet Equity Corp.	500	29,696
*	Major Drilling Group International, Inc.	21,320	88,444
	Manulife Financial Corp.	1,200	23,376
	Manulife Financial Corp.	80,934	1,575,785
	Maple Leaf Foods, Inc.	9,400	184,108
	Martinrea International, Inc.	28,236	275,234
	Mediagrif Interactive Technologies, Inc.	2,100	10,949
	Medical Facilities Corp.	14,050	43,422
*	MEG Energy Corp.	59,756	305,237
	Melcor Developments, Ltd.	1,100	10,623
	Methanex Corp.	1,735	56,256
	Methanex Corp.	10,248	332,548
	Metro, Inc.	10,743	437,967
	Morguard Corp.	700	107,185
	Morneau Shepell, Inc.	3,000	78,525
*	Mountain Province Diamonds, Inc.	3,882	3,168
	MTY Food Group, Inc.	985	43,013
#	Mullen Group, Ltd.	21,781	148,619
	National Bank of Canada	52,657	2,921,719
*	New Gold, Inc.	140,103	129,156
#	NFI Group, Inc.	18,644	431,373
	North American Construction Group, Ltd.	7,400	80,855
	North American Construction Group, Ltd.	5,792	63,133
	North West Co., Inc. (The)	10,709	223,016
#	Northland Power, Inc.	18,164	408,875
	Nutrien, Ltd.	24,673	1,053,298
#*	NuVista Energy, Ltd.	52,211	84,033
#*	Obsidian Energy, Ltd.	9,800	6,739
	OceanaGold Corp.	197,015	412,371
	Onex Corp.	7,220	463,184
	Open Text Corp.	5,600	252,030
	Open Text Corp.	12,999	584,825
	Osisko Gold Royalties, Ltd.	17,199	171,552
	Osisko Gold Royalties, Ltd.	17,699	176,636
*	Osisko Mining, Inc.	9,905	29,788
#*	Painted Pony Energy, Ltd.	23,500	10,122
	Pan American Silver Corp.	39,313	903,409
#*	Paramount Resources, Ltd., Class A	14,976	68,350
*	Parex Resources, Inc.	58,874	932,001
	Park Lawn Corp.	3,300	74,533
	Parkland Fuel Corp.	24,374	848,136
	Pason Systems, Inc.	14,685	146,473
#	Pembina Pipeline Corp.	1,554	59,501
	Pembina Pipeline Corp.	17,828	682,991
#	Peyto Exploration & Development Corp.	50,298	109,839
*	PHX Energy Services Corp.	8,838	16,161
	Pizza Pizza Royalty Corp.	7,900	58,083
*	Points International, Ltd.	1,000	16,866
*	Points International, Ltd.	1,715	28,623
	Polaris Infrastructure, Inc.	6,500	70,825
*	PolyMet Mining Corp.	9,900	2,543
#	PrairieSky Royalty, Ltd.	6,046	66,289
*	Precision Drilling Corp.	37,964	44,751
*	Precision Drilling Corp.	19,847	23,221

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Premier Gold Mines, Ltd.	56,650	$68,062
#	Premium Brands Holdings Corp.	9,754	718,246
#*	Pretium Resources, Inc.	12,757	138,924
*	Pulse Seismic, Inc.	4,200	5,554
	Quarterhill, Inc.	31,600	46,323
	Quebecor, Inc., Class B	22,012	546,225
*	Real Matters, Inc.	7,500	78,774
	Recipe Unlimited Corp.	5,300	74,570
	Reitmans Canada, Ltd., Class A	12,000	8,342
#	Restaurant Brands International, Inc.	6,391	389,915
	Richelieu Hardware, Ltd.	1,848	40,789
	Ritchie Bros Auctioneers, Inc.	1,000	42,217
	Ritchie Bros Auctioneers, Inc.	9,231	389,733
	Rocky Mountain Dealerships, Inc.	4,278	20,818
	Rogers Communications, Inc., Class B	10,567	529,069
	Rogers Communications, Inc., Class B	4,076	204,085
#	Rogers Sugar, Inc.	31,218	112,992
*	Roxgold, Inc.	101,700	79,921
	Royal Bank of Canada	23,869	1,886,217
	Royal Bank of Canada	68,958	5,444,924
	Russel Metals, Inc.	23,365	379,235
*	Sabina Gold & Silver Corp.	40,900	55,011
*	Sandstorm Gold, Ltd.	3,411	23,403
	Saputo, Inc.	9,280	285,118
#	Secure Energy Services, Inc.	40,209	138,243
*	SEMAFO, Inc.	83,058	175,103
*	Seven Generations Energy, Ltd., Class A	100,026	501,868
	Shaw Communications, Inc., Class B	8,182	159,881
	Shaw Communications, Inc., Class B	36,208	707,142
	ShawCor, Ltd.	16,294	129,525
*	Shopify, Inc., Class A	752	350,176
#	Sienna Senior Living, Inc.	7,700	109,501
*	Sierra Wireless, Inc.	4,998	48,131
	Sleep Country Canada Holdings, Inc.	13,187	200,585
	SNC-Lavalin Group, Inc.	10,079	231,831
#*	Spin Master Corp.	4,550	108,851
	Stantec, Inc.	15,909	473,611
	Stella-Jones, Inc.	5,395	152,710
*	Storm Resources, Ltd.	5,000	5,592
*	Stornoway Diamond Corp.	47,014	75
	Sun Life Financial, Inc.	24,198	1,137,790
	Suncor Energy, Inc.	5,800	177,270
	Suncor Energy, Inc.	160,680	4,915,201
*	SunOpta, Inc.	3,392	9,202
#	Superior Plus Corp.	53,070	463,169
	Supremex, Inc.	3,700	6,514
#	Surge Energy, Inc.	70,035	52,921
*	Tamarack Valley Energy, Ltd.	68,150	87,028
*	Taseko Mines, Ltd.	33,379	15,386
	TC Energy Corp.	7,236	396,678
	Teck Resources, Ltd., Class B	58,533	756,320
	Teck Resources, Ltd., Class B	57,219	738,697
	TELUS Corp.	1,498	60,049
*	Teranga Gold Corp.	24,400	138,833
*	Tervita Corp.	759	4,249
	TFI International, Inc.	29,167	934,032
#	Thomson Reuters Corp.	3,237	260,061
	Tidewater Midstream and Infrastructure, Ltd.	71,300	58,186
	Timbercreek Financial Corp.	20,935	159,298

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	TMAC Resources, Inc.	1,000	$1,995
	TMX Group, Ltd.	6,195	573,204
	TORC Oil & Gas, Ltd.	40,565	117,704
*	Torex Gold Resources, Inc.	28,014	385,473
	Toromont Industries, Ltd.	7,842	403,833
	Toronto-Dominion Bank (The)	6,758	373,493
	Toronto-Dominion Bank (The)	53,477	2,955,139
	Total Energy Services, Inc.	13,840	56,473
	Tourmaline Oil Corp.	56,472	569,674
	TransAlta Corp.	59,192	441,905
	TransAlta Corp.	31,016	231,690
	TransAlta Renewables, Inc.	23,284	291,182
	Transcontinental, Inc., Class A	23,619	277,703
	TransGlobe Energy Corp.	16,500	21,071
#*	Trevali Mining Corp.	127,243	18,749
#*	Trican Well Service, Ltd.	69,115	54,315
	Tricon Capital Group, Inc.	22,747	187,353
*	Trisura Group, Ltd.	588	19,307
#*	Turquoise Hill Resources, Ltd.	77,100	50,103
*	Turquoise Hill Resources, Ltd.	3,396	2,149
	Uni-Select, Inc.	7,611	69,818
#	Vermilion Energy, Inc.	14,286	206,188
	Vermilion Energy, Inc.	30,353	437,994
	VersaBank	2,400	13,493
	Wajax Corp.	6,875	77,457
	Waste Connections, Inc.	7,371	709,901
	Waste Connections, Inc.	400	38,552
#*	Wesdome Gold Mines Ltd.	21,100	143,813
	West Fraser Timber Co., Ltd.	14,904	597,106
#	Western Forest Products, Inc.	128,611	103,985
#	Westshore Terminals Investment Corp.	16,246	197,397
	Wheaton Precious Metals Corp.	2,500	73,625
	Whitecap Resources, Inc.	87,256	317,798
#*	WildBrain, Ltd.	40,263	45,332
	Winpak, Ltd.	1,432	52,328
	WSP Global, Inc.	5,888	418,442
	Yamana Gold, Inc.	167,414	681,851
	Yamana Gold, Inc.	14,406	58,632
#*	Yangarra Resources, Ltd.	26,719	22,612
*	Yellow Pages, Ltd.	5,429	42,254
TOTAL CANADA			125,817,488
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	63,250	23,525
DENMARK — (1.2%)
*	Agat Ejendomme A.S.	17,713	10,523
*	ALK-Abello A.S.	563	150,388
	Alm Brand A.S.	15,888	140,689
	Ambu A.S., Class B	13,860	252,977
	AP Moller - Maersk A.S., Class A	123	138,217
	AP Moller - Maersk A.S., Class B	240	286,983
#*	Bang & Olufsen A.S.	7,740	46,315
	BankNordik P/F	1,197	20,659
*	Bavarian Nordic A.S.	2,920	101,338
	Brodrene Hartmann A.S.	947	42,288
	Chr Hansen Holding A.S.	8,059	599,773
	Coloplast A.S., Class B	4,151	523,363
	Columbus A.S.	15,956	21,445

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	D/S Norden A.S.	8,469	$114,076
	Danske Bank A.S.	40,308	672,873
#*	Demant A.S.	14,187	460,054
	DFDS A.S.	8,218	345,117
	DSV Panalpina A.S.	6,596	716,120
	FLSmidth & Co. A.S.	6,739	230,122
	GN Store Nord A.S.	32,830	1,628,371
	GronlandsBANKEN A.S.	85	6,685
*	H+H International A.S., Class B	5,954	113,503
	ISS A.S.	28,004	678,325
	Jeudan A.S.	324	68,873
*	Jyske Bank A.S.	11,978	455,472
	Matas A.S.	7,747	73,122
*	Nilfisk Holding A.S.	7,830	168,623
*	NKT A.S.	4,615	99,264
	NNIT A.S.	2,649	41,820
	Orsted A.S.	3,589	391,458
	Pandora A.S.	33,757	1,742,395
	Parken Sport & Entertainment A.S.	1,139	17,383
	Per Aarsleff Holding A.S.	6,469	196,631
	Ringkjoebing Landbobank A.S.	7,451	553,546
	Rockwool International A.S., Class A	710	152,408
	Rockwool International A.S., Class B	2,142	499,384
	RTX A.S.	497	16,915
	Schouw & Co., A.S.	3,284	268,777
	SimCorp A.S.	5,449	604,058
	Solar A.S., Class B	1,580	75,324
	Spar Nord Bank A.S.	22,279	215,786
#	Sydbank A.S.	11,213	243,991
	Tivoli A.S.	256	28,694
	Topdanmark A.S.	10,767	509,261
*	TORM P.L.C.	6,179	53,618
	Tryg A.S.	12,901	390,898
	United International Enterprises, Ltd.	387	77,702
	Vestas Wind Systems A.S.	6,793	674,324
*	Vestjysk Bank A.S.	107,651	52,817
TOTAL DENMARK			14,972,748
FINLAND — (1.6%)
#*	Afarak Group Oyj	6,116	3,333
	Ahlstrom-Munksjo Oyj	3,900	65,011
	Aktia Bank Oyj	12,613	133,572
	Alma Media Oyj	6,819	65,589
	Asiakastieto Group Oyj	967	36,604
	Aspo Oyj	5,171	45,887
	Atria Oyj	2,128	22,669
#	Cargotec Oyj, Class B	8,754	323,875
	Caverion Oyj	2,736	22,283
#	Citycon Oyj	7,699	81,450
	Cramo Oyj	9,188	139,515
	Digia Oyj	3,511	17,858
	Elisa Oyj	14,518	874,645
	Finnair Oyj	14,000	81,733
#	Fiskars Oyj Abp	6,191	82,610
	Fortum Oyj	40,152	971,674
*	F-Secure Oyj	7,922	28,887
*	HKScan Oyj, Class A	10,963	27,850
	Huhtamaki Oyj	31,301	1,391,187
	Ilkka-Yhtyma Oyj	2,909	12,429

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kemira Oyj	32,835	$496,063
	Kesko Oyj, Class A	2,339	147,687
	Kesko Oyj, Class B	11,960	808,567
	Kone Oyj, Class B	11,103	716,556
	Konecranes Oyj	9,197	277,225
	Lassila & Tikanoja Oyj	12,008	204,568
#	Lehto Group Oyj	1,807	4,513
#	Metsa Board Oyj	47,755	289,223
	Metso Oyj	30,651	1,087,647
	Neste Oyj	50,616	2,015,420
#	Nokia Oyj	162,977	634,421
#	Nokian Renkaat Oyj	9,949	267,518
	Nordea Bank Abp	83,521	658,844
	Nordea Bank Abp	66,885	527,218
	Oriola Oyj, Class B	38,503	91,545
	Outokumpu Oyj	50,552	173,651
*	Outotec Oyj	5,885	33,836
#	Ponsse Oyj	2,973	103,915
	Raisio Oyj, Class V	22,294	90,931
	Raute Oyj, Class A	401	11,597
	Revenio Group Oyj	4,498	139,853
	Sampo Oyj, Class A	21,786	986,190
	Sanoma Oyj	25,923	310,340
*	SRV Group Oyj	3,102	4,972
#*	Stockmann Oyj Abp, Class B	5,241	13,480
	Stora Enso Oyj, Class R	62,459	810,749
	Teleste Oyj	1,197	7,304
	TietoEVRY Oyj	11,128	362,897
#	Tikkurila Oyj	12,676	218,323
	Tokmanni Group Corp.	20,394	295,804
#	UPM-Kymmene Oyj	85,547	2,695,450
	Uponor Oyj	18,691	252,885
	Valmet Oyj	37,202	804,744
#	Wartsila Oyj Abp	2,476	30,366
	YIT Oyj	31,573	225,391
TOTAL FINLAND			20,228,354
FRANCE — (8.2%)
	ABC arbitrage	3,204	23,564
	Accor SA	5,060	207,158
	Actia Group	3,218	14,388
	Aeroports de Paris	2,014	381,049
	Air Liquide SA	17,765	2,568,631
	Airbus SE	22,232	3,265,079
#	Akka Technologies	4,107	285,160
	AKWEL	3,913	81,199
	Albioma SA	8,257	274,913
	Alstom SA	18,467	978,756
	Altamir	3,848	73,191
	Alten SA	8,111	999,621
*	Amplitude Surgical SAS	1,826	3,255
	Amundi SA	1,740	140,836
	Arkema SA	21,109	1,934,201
	Assystem SA	1,573	54,744
	Atos SE	11,535	956,580
	Aubay	1,711	56,833
	AXA SA	70,538	1,875,715
	Axway Software SA	1,116	14,392
*	Bastide le Confort Medical	789	31,636

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Beneteau SA	9,994	$107,190
	Bigben Interactive	3,072	47,728
	BNP Paribas SA	41,242	2,188,611
	Boiron SA	1,900	72,307
	Bollore SA	46,537	189,093
*	Bollore SA	65	263
	Bonduelle SCA	4,816	114,856
#	Bourbon Corp.	2,500	42,938
	Bouygues SA	43,174	1,705,791
	Bureau Veritas SA	32,581	897,763
	Burelle SA	30	24,896
	Capgemini SE	6,549	813,325
	Carrefour SA	63,897	1,081,245
#	Casino Guichard Perrachon SA	9,663	392,670
*	Cegedim SA	1,561	52,398
#*	CGG SA	161,860	454,814
	Chargeurs SA	4,018	75,710
	Cie de Saint-Gobain	63,372	2,390,921
	Cie des Alpes	2,635	87,875
	Cie Generale des Etablissements Michelin SCA	24,889	2,887,701
	Cie Plastic Omnium SA	15,525	391,020
	CNP Assurances	12,837	231,070
*	Coface SA	29,501	363,519
	Credit Agricole SA	36,437	492,269
	Danone SA	24,771	1,982,285
	Dassault Systemes SE	1,001	173,287
	Derichebourg SA	37,574	136,277
	Devoteam SA	1,357	126,352
	Edenred	24,983	1,349,121
	Eiffage SA	24,726	2,866,083
#	Electricite de France SA	81,709	1,008,720
#	Electricite de Strasbourg SA	112	14,835
	Elior Group SA	28,156	394,750
	Elis SA	53,902	1,049,589
	Engie SA	78,813	1,356,632
#	Eramet	2,714	113,857
#*	Erytech Pharma SA	2,355	16,174
	EssilorLuxottica SA	8,962	1,326,900
*	Esso SA Francaise	718	16,209
	Etablissements Maurel et Prom SA	7,575	21,256
	Euronext NV	11,989	1,039,241
#	Europcar Mobility Group	35,933	145,746
	Eutelsat Communications SA	68,501	1,026,703
	Exel Industries, Class A	266	13,056
	Faurecia SE	19,537	930,871
	Fleury Michon SA	175	5,611
*	Fnac Darty S.A.	4,763	232,067
*	Fnac Darty SA	903	44,521
	Gaztransport Et Technigaz SA	3,911	395,339
	Getlink SE	29,951	528,374
	GL Events	2,690	63,108
	Groupe Crit	826	63,006
	Groupe Gorge	802	15,288
	Groupe Open	976	13,173
	Guerbet	2,118	81,821
	Haulotte Group SA	2,041	10,880
	HERIGE SADCS	200	6,386
	Hermes International	787	587,674
	HEXAOM	901	36,148

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	ID Logistics Group	417	$81,537
#	Iliad SA	10,199	1,338,528
	Imerys SA	8,616	371,942
	Ingenico Group SA	8,340	969,884
	Ipsen SA	2,355	174,765
	IPSOS	10,845	351,379
	Jacquet Metal Service SA	3,858	60,227
	JCDecaux SA	7,836	209,436
	Kaufman & Broad SA	7,894	334,391
	Kering SA	1,882	1,149,941
	Korian SA	14,424	658,028
	Lagardere SCA	28,664	544,088
	Le Belier	1,008	40,399
	Lectra	6,791	167,891
	Legrand SA	17,950	1,436,209
	Linedata Services	1,500	48,573
	LISI	5,674	172,553
	LNA Sante SA	1,351	68,684
	L'Oreal SA	209	58,132
	LVMH Moet Hennessy Louis Vuitton SE	13,701	5,966,404
	Maisons du Monde SA	5,716	75,759
	Manitou BF SA	2,548	46,654
	Manutan International	278	19,824
	Mersen SA	4,927	161,415
*	METabolic EXplorer SA	7,040	12,818
	Metropole Television SA	10,154	168,867
	Natixis SA	68,754	290,340
	Nexans SA	6,931	337,202
	Nexity SA	13,786	665,562
#*	Nicox	1,341	6,556
	NRJ Group	4,221	29,157
	Oeneo SA	6,216	94,770
*	OL Groupe SA	4,903	16,415
*	Onxeo SA	7,633	4,671
	Orange SA	181,465	2,565,183
	Orpea	4,516	587,958
	Peugeot SA	147,891	3,045,112
*	Pierre & Vacances SA	743	20,219
#	Plastivaloire	2,229	16,039
	Publicis Groupe SA	9,045	400,957
	Quadient	11,230	270,136
#	Rallye SA	5,260	51,242
#*	Recylex SA	3,158	10,358
	Renault SA	6,123	239,490
	Rexel SA	70,107	838,626
#	Robertet SA	199	200,932
	Rothschild & Co.	5,200	139,640
	Rubis SCA	13,553	837,135
	Safran SA	5,719	922,115
	Samse SA	48	8,895
	Sartorius Stedim Biotech	2,020	362,234
	Savencia SA	1,061	73,097
	SCOR SE	24,351	1,034,988
	SEB SA	4,923	632,099
	Seche Environnement SA	1,053	47,951
	SES SA	82,028	1,006,708
	Societe BIC SA	6,130	413,803
	Societe Generale SA	71,026	2,298,377
	Societe Marseillaise du Tunnel Prado-Carenage SA	467	11,275

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Societe pour l'Informatique Industrielle	1,640	$48,793
#	Sodexo SA	7,943	831,670
#*	SOITEC	3,223	302,921
*	Solocal Group	94,864	45,968
	Somfy SA	2,083	210,536
	Sopra Steria Group	3,302	527,223
	SPIE SA	27,246	527,798
#*	SRP Groupe SA	2,351	2,998
	Stef SA	1,222	112,192
	STMicroelectronics NV	101,509	2,826,218
#	STMicroelectronics NV	3,197	89,036
	Suez	37,066	608,284
	Sword Group	974	37,789
	Synergie SA	2,431	77,085
	Tarkett SA	11,085	153,050
#*	Technicolor SA	73,458	50,860
	Teleperformance	9,363	2,349,154
	Television Francaise 1	14,992	112,868
#	TFF Group	380	13,832
	Thermador Groupe	1,400	85,090
	Total Gabon	250	37,187
	Total SA	174,979	8,519,849
	Trigano SA	1,605	152,191
*	Ubisoft Entertainment SA	13,221	1,002,701
	Union Financiere de France BQE SA	1,264	28,594
	Valeo SA	30,669	910,904
#*	Vallourec SA	54,905	138,261
	Veolia Environnement SA	20,894	616,381
	Vetoquinol SA	532	34,151
	Vicat SA	5,467	228,053
	Vilmorin & Cie SA	1,927	93,392
	Vinci SA	31,612	3,502,263
*	Virbac SA	918	224,712
	Vivendi SA	21,778	595,612
TOTAL FRANCE			103,783,400
GERMANY — (6.5%)
	1&1 Drillisch AG	5,762	141,262
	7C Solarparken AG	9,453	39,706
	Aareal Bank AG	10,684	349,883
	Adidas AG	6,785	2,144,834
*	Adler Modemaerkte AG	1,392	5,928
*	ADLER Real Estate AG	8,152	109,439
	ADO Properties SA	5,044	155,954
*	ADVA Optical Networking SE	14,838	122,425
	All for One Group AG	614	37,177
	Allgeier SE	901	32,627
	Allianz SE	13,842	3,304,686
	Amadeus Fire AG	1,150	194,693
	Aroundtown SA	67,018	634,447
	Atoss Software AG	243	42,370
	Aurubis AG	9,731	529,451
	BASF SE	43,484	2,935,025
	Basler AG	411	24,533
	Bauer AG	2,614	46,162
	Bayerische Motoren Werke AG	28,907	2,059,087
	BayWa AG	3,443	101,170
	Bechtle AG	5,456	787,238
	Beiersdorf AG	2,753	312,118

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bertrandt AG	1,821	$105,416
	Bijou Brigitte AG	834	46,130
	Bilfinger SE	8,032	283,327
	Borussia Dortmund GmbH & Co. KGaA	13,186	128,824
	Brenntag AG	27,483	1,422,247
	CANCOM SE	7,158	425,874
	Carl Zeiss Meditec AG	1,144	139,671
*	CECONOMY AG	33,172	171,464
	CENIT AG	209	2,996
	CENTROTEC Sustainable AG	947	14,396
	Cewe Stiftung & Co. KGAA	2,318	264,398
	comdirect bank AG	2,668	41,100
	Commerzbank AG	123,311	707,617
	CompuGroup Medical SE	4,659	306,478
	Continental AG	13,979	1,595,244
#	Corestate Capital Holding SA	3,697	162,186
	Covestro AG	11,333	477,604
	CropEnergies AG	9,615	107,364
	CTS Eventim AG & Co. KGaA	11,889	739,303
	Daimler AG	79,755	3,693,216
*	Delivery Hero SE	771	59,323
	Deutsche Bank AG	197,769	1,809,586
	Deutsche Beteiligungs AG	4,228	178,011
	Deutsche Boerse AG	11,183	1,815,263
	Deutsche EuroShop AG	3,175	86,564
	Deutsche Lufthansa AG	20,922	318,718
	Deutsche Pfandbriefbank AG	35,125	565,742
	Deutsche Post AG	33,162	1,157,018
	Deutsche Telekom AG	259,943	4,209,984
	Deutsche Wohnen SE	15,456	653,942
	Deutz AG	10,004	52,248
*	Dialog Semiconductor P.L.C.	17,913	786,862
	DIC Asset AG	8,141	152,529
	DMG Mori AG	4,388	206,740
	Dr Hoenle AG	981	47,870
	Draegerwerk AG & Co. KGaA	801	36,477
	Duerr AG	16,230	485,910
	E.ON SE	197,282	2,235,398
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,205	229,509
	EDAG Engineering Group AG	3,367	37,725
	Elmos Semiconductor AG	4,335	134,214
*	ElringKlinger AG	5,449	37,024
	Energiekontor AG	2,205	52,351
	Evonik Industries AG	27,076	741,984
	Ferratum Oyj	573	7,503
	Fielmann AG	4,381	348,438
	First Sensor AG	731	31,144
	FORTEC Elektronik AG	65	1,419
	Francotyp-Postalia Holding AG, Class A	2,956	11,695
	Fraport AG Frankfurt Airport Services Worldwide	7,592	564,670
	Freenet AG	45,068	999,760
	Fresenius Medical Care AG & Co. KGaA	28,159	2,165,003
	Fuchs Petrolub SE	4,496	182,477
	Gerresheimer AG	9,780	773,626
	Gesco AG	2,374	49,969
	GFT Technologies SE	5,152	75,573
	Grand City Properties SA	19,175	491,459
*	H&R GmbH & Co. KGaA	3,109	17,235
	Hamburger Hafen und Logistik AG	10,573	260,198

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hannover Rueck SE	2,464	$478,426
	Hapag-Lloyd AG	6,086	499,754
	HeidelbergCement AG	11,499	775,506
*	Heidelberger Druckmaschinen AG	78,275	77,244
	Hella GmbH & Co KGaA	12,571	590,810
	Henkel AG & Co. KGaA	2,096	193,116
	Highlight Communications AG	1,578	7,593
	Hochtief AG	1,791	207,156
	Hornbach Baumarkt AG	2,192	48,061
	Hornbach Holding AG & Co. KGaA	2,702	170,704
	Hugo Boss AG	13,109	619,291
	Indus Holding AG	5,552	226,127
	Infineon Technologies AG	83,750	1,799,196
	Isra Vision AG	1,475	55,229
	Jenoptik AG	7,124	195,793
	K+S AG	53,489	519,086
	KION Group AG	18,471	1,156,134
	Kloeckner & Co. SE	12,707	80,700
	Koenig & Bauer AG	3,072	81,437
	KSB SE & Co. KGaA	11	3,794
	KWS Saat SE & Co., KGaA	1,695	104,665
	Lanxess AG	21,679	1,300,158
	LEG Immobilien AG	7,693	948,857
	Leifheit AG	993	26,258
*	Leoni AG	9,337	109,016
*	LPKF Laser & Electronics AG	1,872	39,202
*	Manz AG	577	13,163
	MasterFlex SE	948	5,064
	METRO AG	60,356	839,793
	MLP SE	16,050	100,038
	MTU Aero Engines AG	6,538	1,980,130
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,630	1,659,950
	Nemetschek SE	10,653	722,612
	New Work SE	503	164,529
	Nexus AG	544	20,705
*	Nordex SE	10,527	136,218
	Norma Group SE	12,279	447,655
	OHB SE	1,146	51,702
	OSRAM Licht AG	14,114	709,627
	Paragon GmbH & Co. KGaA	295	6,260
	Patrizia AG	7,619	181,873
	Pfeiffer Vacuum Technology AG	441	73,266
	PNE AG	20,038	97,558
	Progress-Werk Oberkirch AG	549	14,735
	ProSiebenSat.1 Media SE	42,290	559,860
	PSI Software AG	1,210	26,049
	Puma SE	3,530	282,657
	Puma SE	1,130	90,734
	QSC AG	38,579	49,359
*	R Stahl AG	287	10,357
	Rational AG	420	314,970
	RIB Software SE	652	13,694
*	Rocket Internet SE	19,642	459,140
	RTL Group SA	8,129	369,364
	RWE AG	46,206	1,601,831
#	S&T AG	2,225	59,731
	SAF-Holland SA	15,350	106,534
	Salzgitter AG	9,848	164,891
	SAP SE, Sponsored ADR	2,290	299,463

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	SAP SE	11,462	$1,492,709
*	Schaltbau Holding AG	438	16,118
	Scout24 AG	7,183	493,721
	Secunet Security Networks AG	211	30,336
*	SGL Carbon SE	6,998	31,172
	Siltronic AG	3,390	363,127
	Sixt Leasing SE	4,411	65,234
*	SMT Scharf AG	570	6,309
	Softing AG	978	8,045
	Software AG	6,122	204,092
	Stabilus SA	6,518	395,976
	Stroeer SE & Co. KGaA	7,447	591,086
	Suedzucker AG	20,485	346,199
*	SUESS MicroTec SE	2,792	31,765
	Surteco Group SE	1,977	48,946
	Symrise AG	8,978	922,534
	TAG Immobilien AG	22,864	602,597
	Takkt AG	9,442	123,961
*	Talanx AG	9,232	460,716
	Technotrans SE	2,825	61,989
*	Tele Columbus AG	4,512	16,924
	Telefonica Deutschland Holding AG	97,109	293,919
	Thyssenkrupp AG	19,380	238,297
	TLG Immobilien AG	16,652	569,354
	Uniper SE	19,038	623,697
	United Internet AG	32,890	1,063,287
	VERBIO Vereinigte BioEnergie AG	6,536	92,492
	Volkswagen AG	3,803	696,343
	Vonovia SE	21,306	1,216,063
	Vossloh AG	2,156	95,029
	Wacker Chemie AG	4,737	339,956
	Wacker Neuson SE	7,576	121,636
	Washtec AG	2,225	125,456
	Wirecard AG	7,008	1,027,941
	Wuestenrot & Wuerttembergische AG	5,572	118,180
*	Zalando SE	1,838	88,003
TOTAL GERMANY			81,986,265
HONG KONG — (2.5%)
	Aeon Credit Service Asia Co., Ltd.	22,000	17,036
#	Agritrade Resources, Ltd.	790,000	20,790
	AIA Group, Ltd.	233,600	2,314,730
	Allied Properties HK, Ltd.	342,000	63,769
	APAC Resources, Ltd.	20,000	2,462
#*	Applied Development Holdings, Ltd.	235,000	5,946
	Asia Financial Holdings, Ltd.	40,000	20,250
	Asia Standard International Group, Ltd.	156,000	23,754
	Asiasec Properties, Ltd.	62,000	9,837
	ASM Pacific Technology, Ltd.	88,900	1,197,905
	Bank of East Asia, Ltd. (The)	131,253	283,109
	BOC Aviation, Ltd.	60,000	553,159
	BOC Hong Kong Holdings, Ltd.	168,000	555,338
	Bright Smart Securities & Commodities Group, Ltd.	132,000	34,744
*	Brightoil Petroleum Holdings, Ltd.	444,000	64,314
*	Burwill Holdings, Ltd.	1,052,000	7,220
	Cafe de Coral Holdings, Ltd.	124,000	278,217
#*	Camsing International Holding, Ltd.	28,000	3,137
#	Cathay Pacific Airways, Ltd.	144,000	181,600
	Century City International Holdings, Ltd.	420,000	28,559

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CGN Mining Co., Ltd.	245,000	$8,396
	Chevalier International Holdings, Ltd.	12,000	16,921
*	China Best Group Holding, Ltd.	290,000	5,521
*	China Display Optoelectronics Technology Holdings, Ltd.	176,000	10,924
*	China Energy Development Holdings, Ltd.	1,680,000	37,081
	China Motor Bus Co., Ltd.	1,400	20,830
#	China New Higher Education Group, Ltd.	53,000	18,040
	China Star Entertainment, Ltd.	180,000	35,169
#*	China Strategic Holdings, Ltd.	2,830,000	11,209
	Chinese Estates Holdings, Ltd.	121,000	85,383
	Chong Hing Bank, Ltd.	9,000	14,273
	Chow Sang Sang Holdings International, Ltd.	104,000	121,430
	Chow Tai Fook Jewellery Group, Ltd.	151,000	136,100
	Chuang's China Investments, Ltd.	190,000	10,301
	Chuang's Consortium International, Ltd.	200,000	34,174
	CITIC Telecom International Holdings, Ltd.	571,000	197,141
	CK Asset Holdings, Ltd.	155,808	995,450
	CK Infrastructure Holdings, Ltd.	28,000	195,351
	CK Life Sciences Intl Holdings, Inc.	852,000	88,037
	CLP Holdings, Ltd.	37,000	384,783
	CNQC International Holdings, Ltd.	147,500	19,840
	CNT Group, Ltd.	128,000	5,845
	Convenience Retail Asia, Ltd.	54,000	24,774
#*	Convoy Global Holdings, Ltd.	576,000	2,321
*	Cosmopolitan International Holdings, Ltd.	60,000	11,534
	Cowell e Holdings, Inc.	141,000	34,128
	Crocodile Garments	111,000	7,444
	Cross-Harbour Holdings, Ltd. (The)	37,939	59,400
	CSI Properties, Ltd.	1,190,000	42,606
*	CST Group, Ltd.	4,280,000	13,235
	Dah Sing Banking Group, Ltd.	131,328	167,241
	Dah Sing Financial Holdings, Ltd.	34,120	122,667
	Dickson Concepts International, Ltd.	21,500	13,183
	Eagle Nice International Holdings, Ltd.	74,000	26,287
	Emperor Capital Group, Ltd.	888,000	19,379
	Emperor Watch & Jewellery, Ltd.	810,000	14,847
#*	ENM Holdings, Ltd.	156,000	12,769
#*	Esprit Holdings, Ltd.	499,500	89,173
*	Eternity Investment, Ltd.	710,000	16,940
#	Fairwood Holdings, Ltd.	16,500	39,910
	Far East Consortium International, Ltd.	384,829	165,602
*	Far East Holdings International, Ltd.	147,000	3,758
*	FIH Mobile, Ltd.	830,000	128,566
	First Pacific Co., Ltd.	752,000	236,037
*	First Shanghai Investments, Ltd.	128,000	6,100
	Fountain SET Holdings, Ltd.	164,000	25,269
*	Freeman Fintech Corp, Ltd.	312,000	4,502
	Get Nice Financial Group, Ltd.	101,500	9,574
	Get Nice Holdings, Ltd.	1,580,000	40,901
	Giordano International, Ltd.	382,000	97,639
	Global Brands Group Holding, Ltd.	143,200	9,098
#*	Gold-Finance Holdings, Ltd.	38,000	132
*	Good Resources Holdings, Ltd.	410,000	5,019
*	Goodbaby International Holdings, Ltd.	231,000	42,342
	Great Eagle Holdings, Ltd.	43,597	132,926
*	G-Resources Group, Ltd.	6,825,600	45,582
#	Guotai Junan International Holdings, Ltd.	974,000	164,707
#	Haitong International Securities Group, Ltd.	731,956	210,553
	Hang Lung Group, Ltd.	116,000	286,653

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Properties, Ltd.	132,000	$275,738
	Hang Seng Bank, Ltd.	54,400	1,099,605
	Hanison Construction Holdings, Ltd.	26,565	3,770
*	Hao Tian Development Group, Ltd.	245,000	6,268
	Henderson Land Development Co., Ltd.	94,249	423,145
	HK Electric Investments & HK Electric Investments, Ltd.	102,000	101,850
	HKBN, Ltd.	110,500	191,488
	HKT Trust & HKT, Ltd.	580,000	865,784
	Hon Kwok Land Investment Co., Ltd.	38,000	14,603
	Hong Kong & China Gas Co., Ltd.	205,179	392,647
	Hong Kong Exchanges & Clearing, Ltd.	44,921	1,475,989
#	Hong Kong Ferry Holdings Co., Ltd.	22,000	18,977
#*	Hong Kong Finance Investment Holding Group, Ltd.	216,000	22,756
#*	Hong Kong Television Network, Ltd.	68,000	36,397
	Hongkong & Shanghai Hotels, Ltd. (The)	118,000	118,513
	Hongkong Chinese, Ltd.	136,000	14,188
#	Honma Golf, Ltd.	25,000	16,876
*	Huan Yue Interactive Holdings, Ltd.	95,000	8,007
	Hung Hing Printing Group, Ltd.	86,000	12,404
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	256,000	46,382
	Hysan Development Co., Ltd.	36,000	134,387
#*	I-CABLE Communications, Ltd.	63,112	572
#	IGG, Inc.	161,000	111,982
*	Imagi International Holdings, Ltd.	31,500	4,038
	International Housewares Retail Co., Ltd.	59,000	13,681
	IT, Ltd.	176,000	39,432
	ITC Properties Group, Ltd.	117,143	16,816
#	Jacobson Pharma Corp., Ltd.	72,000	15,093
	Johnson Electric Holdings, Ltd.	100,875	222,746
	Kader Holdings Co., Ltd.	102,000	8,986
	Karrie International Holdings, Ltd.	110,000	15,611
	Kerry Logistics Network, Ltd.	122,500	195,424
	Kerry Properties, Ltd.	102,500	285,904
	Kingmaker Footwear Holdings, Ltd.	42,000	5,230
	Kingston Financial Group, Ltd.	644,000	72,432
	Kowloon Development Co., Ltd.	101,000	120,676
	Kwoon Chung Bus Holdings, Ltd.	22,000	7,681
	Lai Sun Development Co., Ltd.	55,120	65,200
#	Landsea Green Group Co., Ltd.	264,000	26,085
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	92,000	23,815
*	Lerthai Group, Ltd.	20,000	9,500
	Li & Fung, Ltd.	1,696,000	148,520
	Lifestyle International Holdings, Ltd.	104,000	104,010
	Liu Chong Hing Investment, Ltd.	46,000	59,130
	L'Occitane International SA	108,500	229,764
#	Luk Fook Holdings International, Ltd.	97,000	262,737
	Lung Kee Bermuda Holdings	24,000	7,513
	Magnificent Hotel Investment, Ltd.	102,000	2,001
	Man Wah Holdings, Ltd.	494,400	340,861
	Mason Group Holdings, Ltd.	3,999,598	23,638
	Master Glory Group, Ltd.	163,500	4,105
*	Midland Holdings, Ltd.	65,125	8,307
	Ming Fai International Holdings, Ltd.	64,000	6,538
	Miramar Hotel & Investment	40,000	74,386
	Modern Dental Group, Ltd.	72,000	12,952
	Mongolian Mining Corp.	112,300	7,302
	MTR Corp., Ltd.	18,420	103,312
	Nameson Holdings, Ltd.	206,000	14,144

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	New World Development Co., Ltd.	840,083	$1,049,375
*	NewOcean Energy Holdings, Ltd.	238,000	33,661
#	OP Financial, Ltd.	108,000	20,591
	Oriental Watch Holdings	118,000	28,339
#	Oshidori International Holdings, Ltd.	984,000	98,757
	Pacific Basin Shipping, Ltd.	1,279,000	229,409
	Pacific Textiles Holdings, Ltd.	300,000	193,994
	Paliburg Holdings, Ltd.	58,000	19,423
*	PC Partner Group, Ltd.	60,000	13,937
	PCCW, Ltd.	1,150,000	677,319
	Perfect Shape Medical, Ltd.	88,000	29,489
	Pico Far East Holdings, Ltd.	162,000	43,823
	Playmates Holdings, Ltd.	140,000	19,714
*	Playmates Toys, Ltd.	212,000	10,186
	Polytec Asset Holdings, Ltd.	263,500	32,137
	Power Assets Holdings, Ltd.	29,000	209,363
	Prada SpA	65,000	249,225
	Public Financial Holdings, Ltd.	104,000	37,380
*	PYI Corp., Ltd.	568,000	5,466
	Rare Earth Magnesium Technology Group Holdings, Ltd.	350,000	12,066
	Regal Hotels International Holdings, Ltd.	76,000	37,916
	Regina Miracle International Holdings, Ltd.	87,000	51,858
#	Sa Sa International Holdings, Ltd.	389,388	68,666
	Samsonite International SA	381,000	711,462
	SAS Dragon Holdings, Ltd.	64,000	20,710
	SEA Holdings, Ltd.	47,706	40,348
	Shangri-La Asia, Ltd.	144,000	132,735
	Shenwan Hongyuan HK, Ltd.	67,500	9,172
	Shun Ho Property Investments, Ltd.	1,683	431
	Shun Tak Holdings, Ltd.	314,000	134,615
	Singamas Container Holdings, Ltd.	386,000	35,623
	Sino Land Co., Ltd.	246,188	335,514
	SITC International Holdings Co., Ltd.	364,000	428,771
	Sitoy Group Holdings, Ltd.	46,000	5,702
	SmarTone Telecommunications Holdings, Ltd.	151,500	111,011
*	SOCAM Development, Ltd.	22,875	5,902
	Soundwill Holdings, Ltd.	25,500	29,529
	Stella International Holdings, Ltd.	99,000	137,180
	Sun Hung Kai & Co., Ltd.	139,000	62,113
	Sun Hung Kai Properties, Ltd.	46,696	650,492
	SUNeVision Holdings, Ltd.	106,000	70,147
	Swire Pacific, Ltd., Class A	53,500	469,771
	Swire Pacific, Ltd., Class B	112,500	159,067
	Swire Properties, Ltd.	51,200	158,946
*	Synergy Group Holdings International, Ltd.	136,000	6,266
	TAI Cheung Holdings, Ltd.	41,000	32,446
	Tao Heung Holdings, Ltd.	46,000	7,302
	Techtronic Industries Co., Ltd.	109,000	869,721
	Television Broadcasts, Ltd.	56,200	86,040
	Texwinca Holdings, Ltd.	224,000	47,370
	TK Group Holdings, Ltd.	54,000	26,184
#*	TOM Group, Ltd.	124,000	22,113
#	Town Health International Medical Group, Ltd.	210,998	14,018
	Tradelink Electronic Commerce, Ltd.	164,000	23,902
	Transport International Holdings, Ltd.	54,000	136,134
*	Trinity, Ltd.	32,000	841
	Tsui Wah Holdings, Ltd.	168,000	8,931
#	United Laboratories International Holdings, Ltd. (The)	150,000	98,178
*	Value Convergence Holdings, Ltd.	192,000	7,471

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Vantage International Holdings, Ltd.	100,000	$6,589
	Vedan International Holdings, Ltd.	124,000	12,483
	Vitasoy International Holdings, Ltd.	98,000	353,239
#	VPower Group International Holdings, Ltd.	101,000	28,962
	VSTECS Holdings, Ltd.	196,000	94,355
	VTech Holdings, Ltd.	59,200	535,092
	Wai Kee Holdings, Ltd.	56,000	32,408
	Wang On Group, Ltd.	3,440,000	32,728
	WH Group, Ltd.	1,299,500	1,222,961
	Wharf Holdings, Ltd. (The)	145,000	358,186
	Wharf Real Estate Investment Co., Ltd.	28,000	144,599
	Wheelock & Co., Ltd.	53,000	322,620
	Win Hanverky Holdings, Ltd.	108,000	6,475
	Wing On Co. International, Ltd.	9,000	24,805
	Wing Tai Properties, Ltd.	62,000	38,908
	Wonderful Sky Financial Group Holdings, Ltd.	46,000	3,914
	Xinyi Glass Holdings, Ltd.	514,000	644,188
#	YT Realty Group, Ltd.	38,309	10,919
	Yue Yuen Industrial Holdings, Ltd.	187,000	519,955
TOTAL HONG KONG			31,062,409
IRELAND — (0.9%)
	AIB Group P.L.C.	91,119	267,147
	Bank of Ireland Group P.L.C.	138,912	676,532
	Cairn Homes P.L.C	36,483	49,564
	CRH P.L.C., Sponsored ADR	96,236	3,617,511
*	Datalex P.L.C.	13,426	5,115
	FBD Holdings P.L.C.	5,285	50,887
	Glanbia P.L.C.	17,683	206,005
	Irish Continental Group P.L.C.	65,808	341,675
	Kerry Group P.L.C., Class A	9,113	1,164,795
	Kingspan Group P.L.C.	36,564	2,255,113
*	Permanent TSB Group Holdings P.L.C.	13,273	14,561
	Smurfit Kappa Group P.L.C.	63,274	2,188,139
TOTAL IRELAND			10,837,044
ISRAEL — (0.9%)
#	Adgar Investment and Development, Ltd.	6,846	16,405
*	AFI Properties, Ltd.	2,148	87,076
	Africa Israel Residences, Ltd.	740	23,586
*	Airport City, Ltd.	11,254	197,881
	Alony Hetz Properties & Investments, Ltd.	19,674	325,127
	Alrov Properties and Lodgings, Ltd.	1,668	81,203
	Amot Investments, Ltd.	16,980	123,510
	Arad, Ltd.	1,741	32,072
*	Arko Holdings, Ltd.	52,460	21,696
	Ashtrom Group, Ltd.	4,557	67,900
	Ashtrom Properties, Ltd.	9,439	59,998
*	Avgol Industries 1953, Ltd.	23,344	16,012
*	Azorim-Investment Development & Construction Co., Ltd.	22,077	53,288
	Azrieli Group, Ltd.	121	8,917
	Bank Hapoalim BM	80,618	692,157
	Bank Leumi Le-Israel BM	158,799	1,141,754
#	Bayside Land Corp.	149	119,225
	Bet Shemesh Engines Holdings 1997, Ltd.	331	13,434
*	Bezeq The Israeli Telecommunication Corp., Ltd.	81,788	62,822
	Big Shopping Centers, Ltd.	833	93,765
	Blue Square Real Estate, Ltd.	814	57,904

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Brack Capital Properties NV	439	$42,510
	Carasso Motors, Ltd.	2,219	10,602
*	Cellcom Israel, Ltd.	11,947	43,047
*	Cellcom Israel, Ltd.	3,337	11,846
#*	Ceragon Networks, Ltd.	7,505	15,460
*	Clal Insurance Enterprises Holdings, Ltd.	9,258	117,161
	Danel Adir Yeoshua, Ltd.	247	23,212
	Delek Automotive Systems, Ltd.	9,595	56,960
	Delek Group, Ltd.	588	75,399
	Delta-Galil Industries, Ltd.	3,106	81,359
	Dor Alon Energy in Israel 1988, Ltd.	967	25,165
*	El Al Israel Airlines	62,551	17,342
	Electra, Ltd.	371	195,110
*	Energix-Renewable Energies, Ltd.	10,003	35,183
*	Equital, Ltd.	5,972	159,144
	First International Bank Of Israel, Ltd.	10,866	303,840
	FMS Enterprises Migun, Ltd.	330	11,466
	Formula Systems 1985, Ltd.	2,261	163,511
	Fox Wizel, Ltd.	2,984	141,656
	Gilat Satellite Networks, Ltd.	2,199	20,546
*	Hamlet Israel-Canada, Ltd.	477	8,592
	Harel Insurance Investments & Financial Services, Ltd.	34,538	236,026
	Hilan, Ltd.	2,773	112,677
	IDI Insurance Co., Ltd.	1,400	46,870
#	IES Holdings, Ltd.	544	32,992
*	Industrial Buildings Corp., Ltd.	30,451	86,250
	Inrom Construction Industries, Ltd.	7,714	35,569
	Israel Chemicals, Ltd.	54,893	230,571
	Israel Discount Bank, Ltd., Class A	115,533	524,015
	Israel Land Development - Urban Renewal, Ltd.	1,404	19,114
	Isras Investment Co., Ltd.	211	49,531
	Kenon Holdings, Ltd.	2,757	56,865
	Kerur Holdings, Ltd.	968	26,477
	Klil Industries, Ltd.	213	16,939
	Magic Software Enterprises, Ltd.	1,344	14,554
	Malam - Team, Ltd.	164	35,210
	Matrix IT, Ltd.	6,841	142,681
	Maytronics, Ltd.	8,431	71,896
	Mega Or Holdings, Ltd.	3,782	99,633
*	Mehadrin, Ltd.	180	6,966
	Meitav Dash Investments, Ltd.	7,248	28,474
	Melisron, Ltd.	1,602	105,189
	Menora Mivtachim Holdings, Ltd.	7,969	105,841
	Migdal Insurance & Financial Holdings, Ltd.	104,926	84,849
	Mivtach Shamir Holdings, Ltd.	1,225	24,160
	Mizrahi Tefahot Bank, Ltd.	11,306	307,767
	Naphtha Israel Petroleum Corp., Ltd.	12,979	67,744
	Neto ME Holdings, Ltd.	380	21,187
*	Nice, Ltd.	653	112,553
#*	Nice, Ltd., Sponsored ADR	2,458	423,513
*	Nova Measuring Instruments, Ltd.	4,633	177,721
	Oil Refineries, Ltd.	527,463	232,228
	One Software Technologies, Ltd.	286	22,251
#	OPC Energy, Ltd.	3,473	30,393
	Palram Industries 1990, Ltd.	1,581	7,719
*	Partner Communications Co., Ltd.	34,075	151,079
*	Partner Communications Co., Ltd., ADR	1,321	5,812
	Paz Oil Co., Ltd.	3,228	391,517
	Phoenix Holdings, Ltd. (The)	33,483	183,469

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries, Ltd.	383	$17,903
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,201	69,390
	Scope Metals Group, Ltd.	1,610	37,224
	Shapir Engineering and Industry, Ltd.	29,722	211,454
	Shikun & Binui, Ltd.	61,820	302,878
	Shufersal, Ltd.	27,713	172,960
#	Strauss Group, Ltd.	5,149	151,150
	Summit Real Estate Holdings, Ltd.	6,014	89,735
*	Suny Cellular Communication, Ltd.	24,074	10,673
	Tadiran Holdings, Ltd.	495	21,582
*	Tower Semiconductor, Ltd.	14,875	329,927
*	Tower Semiconductor, Ltd.	5,566	125,002
	Union Bank of Israel	2,641	15,538
	YH Dimri Construction & Development, Ltd.	1,190	39,844
TOTAL ISRAEL			10,778,405
ITALY — (3.1%)
	A2A SpA	338,403	676,012
	ACEA SpA	15,647	364,900
#*	Aeffe SpA	5,749	9,733
	Amplifon SpA	24,370	692,949
	Anima Holding SpA	45,597	216,134
#	Aquafil SpA	2,441	16,376
*	Arnoldo Mondadori Editore SpA	26,239	53,777
	Assicurazioni Generali SpA	50,645	986,851
	ASTM SpA	4,338	126,707
	Atlantia SpA	18,903	463,833
	Autogrill SpA	25,173	244,711
	Avio SpA	2,121	34,597
	Azimut Holding SpA	32,545	798,475
	B&C Speakers SpA	646	9,090
*	Banca Carige SpA	40,876	13
	Banca Farmafactoring SpA	14,238	87,555
	Banca Generali SpA	8,183	260,120
	Banca IFIS SpA	5,863	92,963
	Banca Mediolanum SpA	12,742	114,921
#*	Banca Monte dei Paschi di Siena SpA	18,901	35,370
	Banca Popolare di Sondrio SCPA	117,655	253,386
	Banca Profilo SpA	37,962	8,663
	Banca Sistema SpA	9,819	18,481
*	Banco BPM SpA	453,063	926,344
	Banco di Desio e della Brianza SpA	6,714	21,572
	BasicNet SpA	5,935	31,873
	BE SpA	12,564	17,960
#*	BF SpA	5,355	22,873
#	Biesse SpA	2,053	36,115
	BPER Banca	115,136	528,816
	Brunello Cucinelli SpA	5,789	209,906
	Buzzi Unicem SpA	15,525	362,562
	Cairo Communication SpA	17,083	45,070
	Cementir Holding NV	7,248	51,451
	Cerved Group SpA	28,334	277,737
	CIR-Compagnie Industriali Riunite SpA	85,893	105,863
#	CNH Industrial NV	83,650	796,765
	Credito Emiliano SpA	25,960	136,629
*	Credito Valtellinese SpA	2,067,500	144,663
#*	d'Amico International Shipping SA	34,823	4,985
	Danieli & C Officine Meccaniche SpA	3,400	55,713
	Datalogic SpA	776	13,443

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	De' Longhi SpA	9,038	$170,304
	DeA Capital SpA	29,586	46,790
	DiaSorin SpA	3,572	439,166
	doValue SpA	4,524	59,188
	El.En. SpA	405	12,757
*	Elica SpA	4,248	15,709
	Emak SpA	12,990	11,901
	Enav SpA	18,390	118,747
	Enel SpA	462,497	4,031,269
	Eni SpA	251,305	3,520,174
#	Eni SpA, Sponsored ADR	3,109	87,021
	ERG SpA	9,634	227,681
	Esprinet SpA	9,762	50,653
	Falck Renewables SpA	29,454	191,632
	Ferrari NV	5,231	882,757
#	Ferrari NV	1,916	323,459
	Fiat Chrysler Automobiles NV	108,658	1,415,511
#	Fiat Chrysler Automobiles NV	83,504	1,087,222
	Fiera Milano SpA	3,369	20,496
#	FinecoBank Banca Fineco SpA	90,530	1,059,254
	FNM SpA	35,502	29,073
#	Freni Brembo SpA	28,667	327,888
*	GEDI Gruppo Editoriale SpA	13,362	6,760
#	Geox SpA	10,145	12,045
	Gruppo MutuiOnline SpA	3,454	77,042
	Hera SpA	161,633	735,171
	IMA Industria Macchine Automatiche SpA	2,658	173,447
*	IMMSI SpA	64,785	34,954
*	Intek Group SpA	60,280	19,989
	Interpump Group SpA	14,749	415,883
	Intesa Sanpaolo SpA	525,968	1,306,249
	Iren SpA	119,253	397,774
	Italgas SpA	85,312	567,089
	Italmobiliare SpA	3,339	92,895
	IVS Group SA	645	6,605
	La Doria SpA	1,769	17,381
#	Maire Tecnimont SpA	33,875	87,364
	MARR SpA	5,647	120,832
	Massimo Zanetti Beverage Group SpA	3,336	21,688
#*	Mediaset SpA	130,980	345,902
	Mediobanca Banca di Credito Finanziario SpA	110,468	1,101,984
	Moncler SpA	23,775	1,023,330
	Openjobmetis SpA agenzia per il lavoro	850	7,528
#*	OVS SpA	65,769	125,169
	Piaggio & C SpA	71,436	195,208
	Poste Italiane SpA	4,741	54,308
#	Prima Industrie SpA	595	10,413
#	Prysmian SpA	5,690	126,216
	RAI Way SpA	18,777	122,448
	Recordati SpA	13,887	594,233
	Reno de Medici SpA	51,419	43,264
	Reply SpA	2,544	199,645
#	Retelit SpA	14,038	22,997
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	24,404
	Sabaf SpA	1,265	18,570
	SAES Getters SpA	395	12,663
#*	Safilo Group SpA	7,495	8,497
#*	Saipem SpA	37,845	156,890
#*	Salini Impregilo SpA	11,659	18,881

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Salvatore Ferragamo SpA	7,903	$145,809
	Saras SpA	209,638	281,305
#	Servizi Italia SpA	2,903	8,986
	Sesa SpA	1,124	63,132
	Snam SpA	139,714	748,820
	Societa Cattolica di Assicurazioni SC	46,906	370,928
#*	Sogefi SpA	12,614	17,935
	SOL SpA	5,393	58,567
	Technogym SpA	17,901	222,356
*	Telecom Italia SpA	831,443	446,405
	Telecom Italia SpA	63,126	33,190
	Tenaris SA	6,644	68,663
	Terna Rete Elettrica Nazionale SpA	111,736	779,502
	Tinexta S.p.A.	3,393	40,630
	UniCredit SpA	125,182	1,672,096
	Unieuro SpA	2,496	34,708
#	Unione di Banche Italiane SpA	290,836	870,428
	Unipol Gruppo SpA	121,335	617,791
	UnipolSai Assicurazioni SpA	147,207	394,157
	Zignago Vetro SpA	4,955	74,077
TOTAL ITALY			38,739,812
JAPAN — (22.5%)
	77 Bank, Ltd. (The)	14,100	213,643
	A&A Material Corp.	1,500	20,904
	A&D Co., Ltd.	7,100	58,798
	ABC-Mart, Inc.	1,400	89,818
	Abist Co., Ltd.	900	21,117
	Access Co., Ltd.	4,500	36,419
	Achilles Corp.	3,200	50,709
	Acom Co., Ltd.	13,900	65,109
	Adastria Co., Ltd.	7,780	152,844
	ADEKA Corp.	20,700	299,146
#	Ad-sol Nissin Corp.	800	16,964
	Adtec Plasma Technology Co., Ltd.	1,000	16,276
	Advan Co., Ltd.	2,500	29,397
	Advance Create Co., Ltd.	700	11,807
	Advanex, Inc.	500	7,766
	Advantest Corp.	16,200	845,166
	Adventure, Inc.	300	9,718
	Aeon Co., Ltd.	51,565	1,054,694
	Aeon Delight Co., Ltd.	3,400	116,661
	Aeon Fantasy Co., Ltd.	2,600	55,412
	AEON Financial Service Co., Ltd.	17,100	267,146
#	Aeon Hokkaido Corp.	4,700	34,291
	Aeon Mall Co., Ltd.	8,400	139,577
	Aeria, Inc.	2,400	17,736
	AGC, Inc.	37,500	1,264,062
	Ahresty Corp.	4,600	21,861
	Ai Holdings Corp.	6,700	113,932
	Aica Kogyo Co., Ltd.	4,300	134,230
	Aichi Bank, Ltd. (The)	2,200	67,708
	Aichi Corp.	7,900	51,714
	Aichi Steel Corp.	2,600	83,067
	Aichi Tokei Denki Co., Ltd.	500	19,817
	Aida Engineering, Ltd.	13,100	105,008
*	Aiful Corp.	87,100	236,286
	Aigan Co., Ltd.	2,100	4,834
	Ain Holdings, Inc.	5,300	323,967

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aiphone Co., Ltd.	2,000	$30,982
	Air Water, Inc.	41,100	564,513
	Airport Facilities Co., Ltd.	6,100	30,617
	Aisan Industry Co., Ltd.	10,100	65,091
	Aisin Seiki Co., Ltd.	19,018	633,110
	Aizawa Securities Co., Ltd.	9,400	63,323
	Ajis Co., Ltd.	1,100	30,965
	Akatsuki Corp.	3,800	12,604
#	Akatsuki, Inc.	1,700	77,574
*	Akebono Brake Industry Co., Ltd.	28,700	58,530
	Akita Bank, Ltd. (The)	4,100	74,748
	Albis Co., Ltd.	1,400	28,206
	Alconix Corp.	5,900	71,971
	Alfresa Holdings Corp.	3,100	62,286
	Alinco, Inc.	3,800	41,390
	Alpen Co., Ltd.	4,100	61,471
	Alpha Corp.	1,500	17,602
	Alps Alpine Co., Ltd.	46,308	831,360
	Alps Logistics Co., Ltd.	1,800	13,496
	Altech Corp.	3,630	59,789
	Amada Holdings Co., Ltd.	39,000	406,179
	Amano Corp.	6,100	176,162
	Amiyaki Tei Co., Ltd.	600	19,323
	Amuse, Inc.	600	15,446
	ANA Holdings, Inc.	2,800	87,456
	Anest Iwata Corp.	3,400	30,931
#	Anritsu Corp.	1,700	32,689
	AOI Electronics Co., Ltd.	900	22,378
	AOI TYO Holdings, Inc.	4,066	25,510
	AOKI Holdings, Inc.	9,700	94,635
	Aomori Bank, Ltd. (The)	4,600	113,054
	Aoyama Trading Co., Ltd.	12,200	156,401
#	Aoyama Zaisan Networks Co., Ltd.	700	9,846
	Aozora Bank, Ltd.	15,500	417,661
	Apaman Co., Ltd.	3,300	24,613
	Arakawa Chemical Industries, Ltd.	4,300	59,434
	Arata Corp.	2,600	107,541
	Araya Industrial Co., Ltd.	800	10,526
	Arcland Sakamoto Co., Ltd.	6,900	75,870
	Arcland Service Holdings Co., Ltd.	2,200	39,834
	Arcs Co., Ltd.	8,000	140,754
	Arealink Co., Ltd.	1,900	20,372
	Argo Graphics, Inc.	1,000	31,449
	Ariake Japan Co., Ltd.	800	54,679
	Arisawa Manufacturing Co., Ltd.	7,900	70,788
#*	Arrk Corp.	1,300	1,100
	Artnature, Inc.	5,000	35,770
	ArtSpark Holdings, Inc.	1,700	11,038
	As One Corp.	600	54,373
	Asahi Broadcasting Group Holdings Corp.	1,500	10,276
	Asahi Co., Ltd.	3,500	42,089
	Asahi Diamond Industrial Co., Ltd.	13,100	71,649
	Asahi Holdings, Inc.	10,600	266,161
	Asahi Intecc Co., Ltd.	14,400	396,758
	Asahi Kogyosha Co., Ltd.	1,076	33,402
	Asahi Printing Co., Ltd.	1,200	11,137
	Asahi Yukizai Corp.	3,400	52,515
	Asanuma Corp.	1,700	72,961
	Asax Co., Ltd.	2,400	15,716

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ashimori Industry Co., Ltd.	1,100	$13,676
	Asia Pile Holdings Corp.	6,300	31,516
	ASKUL Corp.	400	13,064
	Asti Corp.	600	10,373
	Asukanet Co., Ltd.	1,300	17,090
	Ateam, Inc.	1,900	16,113
*	Atrae, Inc.	400	13,238
	Atsugi Co., Ltd.	5,100	36,996
	Avant Corp.	4,800	44,235
	Avantia Co., Ltd.	2,500	22,922
	Avex, Inc.	10,900	121,151
	Awa Bank, Ltd. (The)	8,200	180,322
*	Axell Corp.	1,700	12,817
	Axial Retailing, Inc.	3,400	114,429
	Azbil Corp.	7,900	213,037
	Bandai Namco Holdings, Inc.	11,400	662,436
	Bando Chemical Industries, Ltd.	7,300	54,363
	Bank of Iwate, Ltd. (The)	3,700	89,883
	Bank of Kochi, Ltd. (The)	1,900	14,354
	Bank of Kyoto, Ltd. (The)	7,299	291,710
	Bank of Nagoya, Ltd. (The)	3,399	98,925
	Bank of Okinawa, Ltd. (The)	5,580	177,629
	Bank of Saga, Ltd. (The)	4,700	66,574
	Bank of the Ryukyus, Ltd.	11,900	114,257
#	Bank of Toyama, Ltd. (The)	400	8,038
	Baroque Japan, Ltd.	3,800	36,476
	BayCurrent Consulting, Inc.	4,600	321,179
	Belc Co., Ltd.	2,500	133,342
	Bell System24 Holdings, Inc.	8,100	113,563
	Belluna Co., Ltd.	12,000	68,183
	Benefit One, Inc.	6,800	118,875
	Benesse Holdings, Inc.	6,500	178,554
	BeNEXT Group, Inc.	3,200	32,735
*	Bengo4.com, Inc.	700	29,674
	Bic Camera, Inc.	5,600	60,723
	Biofermin Pharmaceutical Co., Ltd.	700	15,400
	BML, Inc.	4,100	116,109
#	Bookoff Group Holdings, Ltd.	3,100	27,672
	BP Castrol K.K.	700	9,190
	Br Holdings Corp.	2,800	12,296
#*	BrainPad, Inc.	800	45,068
	Bridgestone Corp.	35,700	1,264,459
	Broadleaf Co., Ltd.	10,400	57,478
	BRONCO BILLY Co., Ltd.	2,100	49,568
	Brother Industries, Ltd.	13,000	251,061
	Bunka Shutter Co., Ltd.	13,200	105,520
	C Uyemura & Co., Ltd.	600	41,819
	CAC Holdings Corp.	3,200	41,473
	Calbee, Inc.	6,000	196,203
	Canare Electric Co., Ltd.	700	11,803
	Canon Electronics, Inc.	5,100	96,801
	Canon Marketing Japan, Inc.	3,400	81,039
	Canon, Inc.	18,500	485,150
	Capcom Co., Ltd.	14,200	401,779
	Career Design Center Co., Ltd.	1,500	17,906
#*	CareerIndex, Inc.	1,600	5,379
	Carlit Holdings Co., Ltd.	5,200	27,152
	Casio Computer Co., Ltd.	15,800	292,859
	Cawachi, Ltd.	3,900	76,028

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Automotive Products, Ltd.	1,900	$46,146
	Central Glass Co., Ltd.	9,100	197,742
	Central Japan Railway Co.	3,500	686,985
	Central Security Patrols Co., Ltd.	1,200	65,525
	Central Sports Co., Ltd.	1,400	39,405
#	Charm Care Corp. KK	3,000	24,026
	Chiba Bank, Ltd. (The)	44,700	242,389
	Chiba Kogyo Bank, Ltd. (The)	12,300	39,351
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,800	56,553
	CHIMNEY Co., Ltd.	500	10,646
	Chino Corp.	1,400	18,251
	Chiyoda Co., Ltd.	4,500	60,469
	Chiyoda Integre Co., Ltd.	2,800	52,292
	Chofu Seisakusho Co., Ltd.	4,700	99,751
	Chori Co., Ltd.	2,600	50,988
	Chubu Electric Power Co., Inc.	16,800	228,156
	Chubu Shiryo Co., Ltd.	4,500	69,568
	Chudenko Corp.	7,400	170,998
	Chuetsu Pulp & Paper Co., Ltd.	1,800	25,384
	Chugai Ro Co., Ltd.	1,400	22,019
	Chugoku Bank, Ltd. (The)	19,900	188,638
	Chugoku Electric Power Co., Inc. (The)	18,400	242,847
	Chugoku Marine Paints, Ltd.	10,600	98,517
	Chukyo Bank, Ltd. (The)	2,900	59,281
	Chuo Spring Co., Ltd.	400	11,100
	Chuo Warehouse Co., Ltd.	1,100	11,115
	CI Takiron Corp.	8,600	54,043
	Citizen Watch Co., Ltd.	51,800	250,423
	CKD Corp.	4,300	68,048
	CK-San-Etsu Co., Ltd.	700	21,181
	Cleanup Corp.	4,700	28,950
	CMC Corp.	800	15,944
	CMIC Holdings Co., Ltd.	2,400	37,748
	CMK Corp.	12,600	59,443
#	Coca-Cola Bottlers Japan Holdings, Inc.	10,755	283,094
	cocokara fine, Inc.	3,400	209,369
	Computer Engineering & Consulting, Ltd.	2,600	48,662
	COMSYS Holdings Corp.	6,863	198,539
	Comture Corp.	3,400	66,097
	Concordia Financial Group, Ltd.	77,932	293,771
	CONEXIO Corp.	5,900	85,995
	Corona Corp.	3,800	35,651
	Cosel Co., Ltd.	6,600	68,117
	Cosmo Energy Holdings Co., Ltd.	17,600	339,477
	Cosmos Initia Co., Ltd.	2,100	14,715
	Cosmos Pharmaceutical Corp.	1,100	241,582
	Cota Co., Ltd.	1,760	24,470
	Create Medic Co., Ltd.	2,200	21,780
	Create Restaurants Holdings, Inc.	7,800	162,543
	Create SD Holdings Co., Ltd.	4,500	111,941
	Credit Saison Co., Ltd.	33,000	529,353
	Creek & River Co., Ltd.	1,300	12,148
	Cresco, Ltd.	4,200	71,244
	CTI Engineering Co., Ltd.	3,300	72,862
	CTS Co., Ltd.	4,000	25,415
	CyberAgent, Inc.	8,300	330,749
	Cybozu, Inc.	3,300	57,677
	Dai Nippon Toryo Co., Ltd.	5,000	51,281
	Daibiru Corp.	6,400	78,780

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daicel Corp.	63,200	$598,270
	Dai-Dan Co., Ltd.	3,700	89,699
	Daido Kogyo Co., Ltd.	2,100	15,111
	Daido Metal Co., Ltd.	9,100	56,324
	Daido Steel Co., Ltd.	7,200	275,330
	Daidoh, Ltd.	4,900	12,406
	Daifuku Co., Ltd.	8,600	517,814
	Daihatsu Diesel Manufacturing Co., Ltd.	4,800	28,102
	Daihen Corp.	5,000	156,060
	Daiho Corp.	5,000	124,228
	Dai-Ichi Cutter Kogyo K.K.	1,000	16,127
	Daiichi Jitsugyo Co., Ltd.	1,800	57,249
	Daiichi Kensetsu Corp.	900	14,876
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,600	47,196
	Dai-ichi Life Holdings, Inc.	41,600	617,393
	Dai-ichi Seiko Co., Ltd.	2,500	54,966
	Daiichikosho Co., Ltd.	6,800	330,327
	Daiken Corp.	3,000	51,265
	Daiken Medical Co., Ltd.	2,300	15,114
	Daiki Aluminium Industry Co., Ltd.	7,200	44,912
	Daikin Industries, Ltd.	6,000	845,444
	Daikokutenbussan Co., Ltd.	2,400	78,361
	Daikyonishikawa Corp.	11,800	80,546
	Dainichi Co., Ltd.	2,000	12,635
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,100	82,333
	Daio Paper Corp.	18,600	244,174
	Daiohs Corp.	1,500	18,580
	Daiseki Co., Ltd.	2,500	67,138
	Daiseki Eco. Solution Co., Ltd.	1,120	10,976
	Daishi Hokuetsu Financial Group, Inc.	10,600	261,011
#	Daishinku Corp.	1,900	29,986
	Daisue Construction Co., Ltd.	1,600	14,272
	Daito Bank, Ltd. (The)	1,500	8,584
	Daito Pharmaceutical Co., Ltd.	3,000	96,581
	Daito Trust Construction Co., Ltd.	6,200	730,339
	Daitron Co., Ltd.	2,500	38,661
	Daiwa House Industry Co., Ltd.	54,600	1,718,939
	Daiwa Industries, Ltd.	9,100	95,898
	Daiwa Securities Group, Inc.	140,804	712,084
	Daiwabo Holdings Co., Ltd.	5,500	306,196
#	DCM Holdings Co., Ltd.	26,600	254,185
	DD Holdings Co., Ltd.	1,400	21,044
	Demae-Can Co., Ltd.	2,600	24,341
	DeNA Co., Ltd.	12,100	198,996
	Denka Co., Ltd.	22,100	597,021
	Denki Kogyo Co., Ltd.	1,700	57,090
#	Densan System Co., Ltd.	1,800	48,981
	Denso Corp.	15,000	615,332
	Dentsu Group, Inc.	13,200	437,435
	Denyo Co., Ltd.	4,200	79,762
	Descente, Ltd.	1,900	30,865
	Dexerials Corp.	14,400	122,495
	DIC Corp.	21,100	553,132
	Digital Arts, Inc.	1,900	88,151
	Digital Hearts Holdings Co., Ltd.	1,600	13,330
	Digital Information Technologies Corp.	1,000	15,348
	Dip Corp.	6,500	206,916
	Disco Corp.	2,100	483,721
	DKS Co., Ltd.	2,400	104,491

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DMG Mori Co., Ltd.	20,700	$285,150
	Doshisha Co., Ltd.	5,500	84,721
	Double Standard, Inc.	800	30,618
	Doutor Nichires Holdings Co., Ltd.	4,700	88,830
	Dowa Holdings Co., Ltd.	12,300	442,442
	DSB Co., Ltd.	2,000	12,711
	DTS Corp.	6,100	141,374
	Duskin Co., Ltd.	9,000	247,985
	Dvx, Inc.	1,700	13,718
	DyDo Group Holdings, Inc.	2,200	82,745
	Dynic Corp.	1,100	7,853
	Eagle Industry Co., Ltd.	7,800	69,365
	Earth Corp.	1,200	64,122
	Ebara Corp.	14,900	410,972
	Ebara Foods Industry, Inc.	1,600	32,116
	Ebara Jitsugyo Co., Ltd.	1,200	24,534
#	Eco's Co., Ltd.	2,100	32,396
	EDION Corp.	17,700	182,981
	EF-ON, Inc.	6,039	41,865
	eGuarantee, Inc.	3,600	43,516
	E-Guardian, Inc.	1,200	19,437
	Ehime Bank, Ltd. (The)	7,700	79,037
	Eidai Co., Ltd.	6,000	19,004
	Eiken Chemical Co., Ltd.	3,000	59,603
	Eizo Corp.	4,200	137,100
#	Elan Corp.	2,000	30,831
	Elecom Co., Ltd.	3,300	133,049
	Electric Power Development Co., Ltd.	6,600	148,838
	Elematec Corp.	4,200	47,191
	EM Systems Co., Ltd.	7,600	63,128
	Endo Lighting Corp.	3,700	23,597
	Enigmo, Inc.	4,600	36,747
	en-japan, Inc.	5,800	230,431
	Enomoto Co., Ltd.	600	6,574
	Enplas Corp.	1,300	34,900
	Enshu, Ltd.	1,300	14,787
	EPS Holdings, Inc.	5,100	60,741
	eRex Co., Ltd.	5,300	80,451
	ES-Con Japan, Ltd.	14,300	122,539
	ESCRIT, Inc.	2,500	17,569
	Escrow Agent Japan, Inc.	5,500	10,625
	Eslead Corp.	2,600	47,763
	ESPEC Corp.	2,500	50,615
	Excel Co., Ltd.	2,400	35,138
	Exedy Corp.	7,300	151,064
	F@N Communications, Inc.	9,600	38,942
	Faith, Inc.	1,900	13,532
	FALCO HOLDINGS Co., Ltd.	1,900	36,029
	FamilyMart Co., Ltd.	1,400	30,618
	Fancl Corp.	8,300	216,675
	FANUC Corp.	1,800	327,834
#	Fast Retailing Co., Ltd.	2,100	1,129,540
	FCC Co., Ltd.	10,100	204,183
*	FDK Corp.	1,200	9,973
	Feed One Co., Ltd.	23,800	39,162
	Felissimo Corp.	1,000	9,162
	Fenwal Controls of Japan, Ltd.	1,200	16,329
	Ferrotec Holdings Corp.	11,300	82,984
*	FFRI, Inc.	700	16,924

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FIDEA Holdings Co., Ltd.	47,700	$53,035
	Financial Products Group Co., Ltd.	13,100	122,458
	FINDEX, Inc.	1,800	18,647
	First Bank of Toyama, Ltd. (The)	10,400	29,289
	First Brothers Co., Ltd.	1,700	18,810
	First Juken Co., Ltd.	2,200	24,928
#	First-corp, Inc.	1,400	7,425
#	Fixstars Corp.	2,500	34,141
	FJ Next Co., Ltd.	3,700	41,266
	Foster Electric Co., Ltd.	7,000	104,028
	FP Corp.	4,300	260,856
	France Bed Holdings Co., Ltd.	5,400	47,100
	Freebit Co., Ltd.	2,300	17,668
	F-Tech, Inc.	4,000	27,762
	FTGroup Co., Ltd.	1,000	13,706
	Fudo Tetra Corp.	4,390	66,267
	Fuji Co., Ltd.	5,300	88,866
	Fuji Corp.	15,300	240,465
	Fuji Corp.	1,800	34,339
	Fuji Corp., Ltd.	7,000	42,968
	Fuji Die Co., Ltd.	1,600	10,718
	Fuji Electric Co., Ltd.	13,400	392,379
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	11,734
	Fuji Kyuko Co., Ltd.	4,299	150,714
	Fuji Media Holdings, Inc.	8,600	116,931
	Fuji Oil Co., Ltd.	12,400	25,577
	Fuji Oil Holdings, Inc.	5,800	150,327
	Fuji Seal International, Inc.	6,500	136,132
	Fuji Soft, Inc.	500	20,041
	Fujibo Holdings, Inc.	2,100	68,300
	Fujicco Co., Ltd.	2,400	42,202
	Fujikura Composites, Inc.	4,800	19,285
	Fujikura Kasei Co., Ltd.	5,000	24,642
	Fujikura, Ltd.	81,000	296,881
	Fujimori Kogyo Co., Ltd.	3,900	119,785
#	Fujio Food System Co., Ltd.	1,400	22,515
#	Fujisash Co., Ltd.	13,200	10,975
	Fujita Kanko, Inc.	2,000	48,357
	Fujitec Co., Ltd.	6,800	110,762
	Fujitsu Frontech, Ltd.	2,700	33,257
	Fujitsu General, Ltd.	8,400	187,794
	Fujitsu, Ltd.	7,800	824,715
	Fujiya Co., Ltd.	1,000	20,037
#	FuKoKu Co., Ltd.	2,600	17,175
	Fukuda Corp.	1,200	53,139
	Fukuda Denshi Co., Ltd.	700	47,476
	Fukui Bank, Ltd. (The)	5,600	84,547
	Fukui Computer Holdings, Inc.	700	21,314
	Fukuoka Financial Group, Inc.	29,228	506,502
#	Fukushima Bank, Ltd. (The)	6,100	13,074
	Fukushima Galilei Co., Ltd.	2,000	71,657
	Fukuyama Transporting Co., Ltd.	5,700	189,448
	Full Speed, Inc.	2,300	10,223
	FULLCAST Holdings Co., Ltd.	3,400	71,856
*	Funai Electric Co., Ltd.	3,500	20,815
	Funai Soken Holdings, Inc.	4,480	112,650
	Furukawa Battery Co., Ltd. (The)	4,000	26,980
	Furukawa Co., Ltd.	7,400	88,983
	Furukawa Electric Co., Ltd.	19,200	445,813

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furuno Electric Co., Ltd.	7,300	$71,651
	Furusato Industries, Ltd.	2,200	34,077
#	Furuya Metal Co., Ltd.	600	32,346
	Furyu Corp.	5,800	61,778
	Fuso Chemical Co., Ltd.	5,800	163,139
	Fuso Pharmaceutical Industries, Ltd.	1,700	30,196
	Futaba Corp.	9,100	106,870
	Futaba Industrial Co., Ltd.	15,900	95,533
	Future Corp.	4,600	79,714
	Fuyo General Lease Co., Ltd.	5,200	324,344
	G-7 Holdings, Inc.	4,200	95,094
	Gakken Holdings Co., Ltd.	800	52,875
	Gakkyusha Co., Ltd.	1,500	19,736
	GCA Corp.	3,400	28,741
	Gecoss Corp.	3,900	38,069
	Genki Sushi Co., Ltd.	700	18,745
#	Genky DrugStores Co., Ltd.	2,000	36,192
	Geo Holdings Corp.	9,700	110,249
	Geomatec Co., Ltd.	1,800	10,646
	Geostr Corp.	5,000	20,963
#	Gfoot Co., Ltd.	2,000	11,407
	Giken, Ltd.	2,900	127,302
	GL Sciences, Inc.	1,400	20,439
	GLOBERIDE, Inc.	3,200	68,416
	Glory, Ltd.	11,400	325,166
	Glosel Co., Ltd.	4,100	17,077
#	GMO Cloud K.K.	600	13,572
	GMO Financial Holdings, Inc.	10,400	54,216
	GMO internet, Inc.	12,100	231,953
	GMO Payment Gateway, Inc.	3,600	231,492
	Godo Steel, Ltd.	3,000	77,775
	Gokurakuyu Holdings Co., Ltd.	1,800	7,629
	Goldcrest Co., Ltd.	5,400	92,827
#	Goldwin, Inc.	3,000	182,032
	Grandy House Corp.	3,100	13,994
	Gree, Inc.	2,400	10,077
	Greens Co., Ltd.	1,100	9,732
	GS Yuasa Corp.	17,199	339,345
	GSI Creos Corp.	1,500	17,288
	G-Tekt Corp.	5,200	74,672
	Gun-Ei Chemical Industry Co., Ltd.	800	17,662
*	GungHo Online Entertainment, Inc.	5,270	95,873
	Gunma Bank, Ltd. (The)	36,100	116,039
*	Gunosy, Inc.	2,500	27,524
	Gurunavi, Inc.	11,400	92,606
	H2O Retailing Corp.	24,860	225,349
	HABA Laboratories, Inc.	500	34,010
	Hachijuni Bank, Ltd. (The)	47,700	182,192
	Hagihara Industries, Inc.	2,000	29,172
	Hagiwara Electric Holdings Co., Ltd.	1,800	41,721
	Hakudo Co., Ltd.	1,900	25,397
	Hakuhodo DY Holdings, Inc.	14,100	199,783
	Hakuto Co., Ltd.	3,600	41,769
#	Hakuyosha Co., Ltd.	400	10,363
	Halows Co., Ltd.	2,300	57,521
	Hamakyorex Co., Ltd.	4,500	135,338
	Hamamatsu Photonics KK	2,400	101,475
#	Handsman Co., Ltd.	800	10,029
	Hankyu Hanshin Holdings, Inc.	15,400	624,811

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hanwa Co., Ltd.	8,700	$209,812
	Happinet Corp.	4,100	49,321
	Harada Industry Co., Ltd.	3,000	26,785
	Hard Off Corp. Co., Ltd.	1,400	10,540
	Harima Chemicals Group, Inc.	3,800	40,187
#	Harmonic Drive Systems, Inc.	2,400	106,791
	Haruyama Holdings, Inc.	2,200	17,409
	Haseko Corp.	70,600	920,479
	Hayashikane Sangyo Co., Ltd.	1,800	11,361
	Hazama Ando Corp.	49,100	401,752
	Heiwa Real Estate Co., Ltd.	7,200	212,193
	Heiwado Co., Ltd.	6,600	115,317
	Helios Techno Holding Co., Ltd.	4,900	19,406
	Hibino Corp.	900	19,430
	Hibiya Engineering, Ltd.	4,400	77,141
	Hiday Hidaka Corp.	3,829	69,278
	Hikari Tsushin, Inc.	1,800	442,447
	HI-LEX Corp.	5,100	81,915
	Himaraya Co., Ltd.	1,200	9,148
	Hino Motors, Ltd.	16,700	156,378
	Hinokiya Group Co., Ltd.	1,900	35,271
	Hirakawa Hewtech Corp.	2,600	33,475
*	Hiramatsu, Inc.	9,300	23,300
	Hirano Tecseed Co., Ltd.	1,800	27,129
	Hirata Corp.	800	46,235
	Hirose Tusyo, Inc.	900	14,722
	Hiroshima Bank, Ltd. (The)	64,700	290,486
	Hiroshima Gas Co., Ltd.	7,500	24,386
	HIS Co., Ltd.	4,500	103,383
	Hisaka Works, Ltd.	5,000	41,322
#	Hitachi Capital Corp.	19,700	533,233
	Hitachi Construction Machinery Co., Ltd.	900	24,118
	Hitachi Metals, Ltd.	17,900	275,112
	Hitachi Transport System, Ltd.	3,200	91,865
	Hitachi Zosen Corp.	43,000	161,326
	Hitachi, Ltd.	21,700	826,499
	Hito Communications Holdings, Inc.	1,100	18,088
	Hochiki Corp.	3,600	50,096
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	900	7,130
	Hodogaya Chemical Co., Ltd.	1,400	47,446
	Hokkaido Coca-Cola Bottling Co., Ltd.	400	14,235
	Hokkaido Electric Power Co., Inc.	29,100	136,474
	Hokkaido Gas Co., Ltd.	2,000	29,914
	Hokkan Holdings, Ltd.	2,500	44,436
	Hokko Chemical Industry Co., Ltd.	6,000	33,860
	Hokkoku Bank, Ltd. (The)	5,400	158,081
	Hokuetsu Corp.	34,700	159,956
	Hokuetsu Industries Co., Ltd.	6,000	69,449
	Hokuhoku Financial Group, Inc.	32,500	311,538
	Hokuriku Electric Industry Co., Ltd.	1,000	11,172
*	Hokuriku Electric Power Co.	25,500	189,694
	Hokuriku Electrical Construction Co., Ltd.	2,900	29,708
	Hokuto Corp.	5,800	102,690
	Honda Motor Co., Ltd.	100,600	2,572,883
	H-One Co., Ltd.	5,000	32,764
	Honeys Holdings Co., Ltd.	4,450	55,704
	Honshu Chemical Industry Co., Ltd.	1,000	10,987
	Hoosiers Holdings	9,100	57,371
	Horiba, Ltd.	4,400	272,157

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hoshizaki Corp.	1,600	$147,187
	Hosiden Corp.	13,000	142,490
	Hosokawa Micron Corp.	1,800	82,576
	Hotland Co., Ltd.	900	10,601
#	Howa Machinery, Ltd.	3,900	30,701
	Hoya Corp.	14,600	1,397,299
	Hulic Co., Ltd.	8,469	102,683
	Hyakugo Bank, Ltd. (The)	54,700	163,848
	Hyakujushi Bank, Ltd. (The)	6,400	115,083
	I K K, Inc.	2,100	13,942
	Ibiden Co., Ltd.	17,400	400,793
	IBJ, Inc.	2,700	30,787
	Ichibanya Co., Ltd.	1,100	57,464
	Ichigo, Inc.	46,300	173,719
	Ichiken Co., Ltd.	1,200	19,448
	Ichikoh Industries, Ltd.	11,300	70,300
	Ichimasa Kamaboko Co., Ltd.	1,500	13,436
	Ichinen Holdings Co., Ltd.	5,400	74,682
	Ichiyoshi Securities Co., Ltd.	10,100	56,109
	Icom, Inc.	3,500	80,827
	ID Holdings Corp.	1,700	23,354
#	Idec Corp.	4,500	80,057
	Idemitsu Kosan Co., Ltd.	31,105	776,327
	IDOM, Inc.	19,900	106,637
	Ihara Science Corp.	2,000	28,505
	IHI Corp.	25,300	599,193
	Iida Group Holdings Co., Ltd.	10,940	184,381
	Iino Kaiun Kaisha, Ltd.	18,800	60,890
	IJTT Co., Ltd.	7,800	46,626
	Ikegami Tsushinki Co., Ltd.	1,400	15,073
	Imagica Group, Inc.	3,000	14,337
	Imasen Electric Industrial	3,600	29,202
	Inaba Denki Sangyo Co., Ltd.	1,000	25,020
#	Inaba Seisakusho Co., Ltd.	1,700	21,200
	Inabata & Co., Ltd.	12,000	160,615
	Inageya Co., Ltd.	3,400	45,525
	Ines Corp.	3,800	55,124
	I-Net Corp.	3,730	50,512
	Infocom Corp.	4,800	133,121
#	Infomart Corp.	31,600	249,968
	Information Services International-Dentsu, Ltd.	1,900	79,212
	Innotech Corp.	4,100	42,081
	Inpex Corp.	62,500	583,386
	Insource Co., Ltd.	1,375	40,727
	Intage Holdings, Inc.	7,700	62,013
#	Inter Action Corp.	1,800	42,168
	Internet Initiative Japan, Inc.	8,500	236,466
	I-O Data Device, Inc.	2,600	25,135
	IR Japan Holdings, Ltd.	1,000	48,946
	Iriso Electronics Co., Ltd.	4,000	151,413
	I'rom Group Co., Ltd.	1,200	14,869
	Ise Chemicals Corp.	400	13,155
	Iseki & Co., Ltd.	4,600	60,280
	Isetan Mitsukoshi Holdings, Ltd.	46,900	366,152
	Ishihara Chemical Co., Ltd.	1,700	27,924
	Ishihara Sangyo Kaisha, Ltd.	8,500	71,252
	Ishizuka Glass Co., Ltd.	1,000	23,817
	Isolite Insulating Products Co., Ltd.	2,800	15,202
*	Istyle, Inc.	3,800	16,264

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isuzu Motors, Ltd.	16,300	$159,698
	Ito En, Ltd.	5,000	242,799
	ITOCHU Corp.	21,000	490,580
	Itochu Enex Co., Ltd.	13,900	117,889
	Itochu Techno-Solutions Corp.	7,200	212,031
	Itoham Yonekyu Holdings, Inc.	36,100	226,948
	Itoki Corp.	9,400	41,077
#*	Itokuro, Inc.	1,000	12,883
	IwaiCosmo Holdings, Inc.	5,600	66,431
	Iwaki & Co., Ltd.	6,000	28,965
	Iwasaki Electric Co., Ltd.	2,000	25,950
	Iwatani Corp.	11,500	383,228
	Iwatsu Electric Co., Ltd.	2,900	21,817
	Iwatsuka Confectionery Co., Ltd.	400	15,376
	Iyo Bank, Ltd. (The)	33,800	174,429
	Izumi Co., Ltd.	3,800	119,774
#	J Front Retailing Co., Ltd.	31,200	375,550
#	J Trust Co., Ltd.	17,200	64,971
	JAC Recruitment Co., Ltd.	2,600	39,704
	Jaccs Co., Ltd.	2,900	68,460
	Jafco Co., Ltd.	8,000	332,704
	Jalux, Inc.	1,000	21,386
	Jamco Corp.	2,300	28,434
	Janome Sewing Machine Co., Ltd.	7,199	26,555
	Japan Airlines Co., Ltd.	7,800	219,417
	Japan Airport Terminal Co., Ltd.	3,100	142,876
	Japan Asia Group, Ltd.	7,100	23,977
*	Japan Asia Investment Co., Ltd.	2,700	6,654
*	Japan Asset Marketing Co., Ltd.	10,100	9,171
	Japan Aviation Electronics Industry, Ltd.	15,000	265,904
#	Japan Best Rescue System Co., Ltd.	2,300	20,267
*	Japan Display, Inc.	142,900	89,903
	Japan Exchange Group, Inc.	43,100	772,413
	Japan Foundation Engineering Co., Ltd.	6,500	23,297
#	Japan Investment Adviser Co., Ltd.	2,100	32,865
	Japan Lifeline Co., Ltd.	10,100	120,159
	Japan Material Co., Ltd.	10,600	154,714
	Japan Meat Co., Ltd.	2,300	47,472
	Japan Oil Transportation Co., Ltd.	700	19,094
	Japan Petroleum Exploration Co., Ltd.	4,200	103,147
	Japan Property Management Center Co., Ltd.	1,700	20,730
	Japan Pulp & Paper Co., Ltd.	2,600	96,194
	Japan Securities Finance Co., Ltd.	23,700	108,546
	Japan Steel Works, Ltd. (The)	20,800	372,328
	Japan Transcity Corp.	8,700	38,270
	Japan Wool Textile Co., Ltd. (The)	12,400	118,323
	Jastec Co., Ltd.	1,400	13,765
	JCR Pharmaceuticals Co., Ltd.	700	60,044
	JCU Corp.	8,700	246,829
	Jeol, Ltd.	9,300	299,379
	JFE Holdings, Inc.	47,200	558,937
	JGC Holdings Corp.	34,900	501,377
*	JIG-SAW, Inc.	300	10,518
	Jimoto Holdings, Inc.	46,500	44,957
	JINS Holdings, Inc.	2,500	175,812
	JK Holdings Co., Ltd.	3,200	21,323
	JMS Co., Ltd.	5,000	40,208
#	Joban Kosan Co., Ltd.	1,900	28,713
	J-Oil Mills, Inc.	2,400	90,242

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Joshin Denki Co., Ltd.	3,600	$78,857
	JP-Holdings, Inc.	7,900	22,828
	JSP Corp.	3,300	57,511
	JSR Corp.	16,700	297,444
	JTEKT Corp.	42,200	447,488
	Juki Corp.	9,000	62,218
	Juroku Bank, Ltd. (The)	7,700	158,865
	Justsystems Corp.	4,400	239,480
	JVCKenwood Corp.	45,500	103,586
	JXTG Holdings, Inc.	240,350	1,022,251
	K&O Energy Group, Inc.	3,800	55,633
*	Kadokawa Dwango	4,885	81,679
	Kadoya Sesame Mills, Inc.	400	14,186
	Kaga Electronics Co., Ltd.	4,200	86,906
	Kagome Co., Ltd.	2,600	64,077
	Kajima Corp.	67,400	855,062
	Kakaku.com, Inc.	12,100	316,105
	Kakiyasu Honten Co., Ltd.	2,400	71,908
	Kameda Seika Co., Ltd.	2,100	93,634
	Kamei Corp.	6,100	61,925
	Kamigumi Co., Ltd.	14,000	299,146
	Kanaden Corp.	4,800	58,279
	Kanagawa Chuo Kotsu Co., Ltd.	1,400	51,890
	Kanamic Network Co., Ltd.	2,100	14,777
	Kanamoto Co., Ltd.	9,800	241,277
	Kandenko Co., Ltd.	15,900	149,730
	Kaneka Corp.	9,500	291,261
	Kaneko Seeds Co., Ltd.	1,600	18,704
	Kanematsu Corp.	20,400	261,559
	Kanematsu Electronics, Ltd.	1,800	58,270
	Kansai Electric Power Co., Inc. (The)	19,200	215,478
	Kansai Mirai Financial Group, Inc.	15,423	88,971
	Kansai Paint Co., Ltd.	7,500	179,534
	Kansai Super Market, Ltd.	1,700	15,783
	Kanto Denka Kogyo Co., Ltd.	11,500	106,089
	Kao Corp.	18,700	1,491,459
	Kappa Create Co., Ltd.	1,200	16,260
	Kasai Kogyo Co., Ltd.	7,000	51,884
	Katakura & Co-op Agri Corp.	700	7,852
	Katakura Industries Co., Ltd.	6,600	74,903
	Kato Works Co., Ltd.	2,500	37,229
	KAWADA TECHNOLOGIES, Inc.	700	40,732
	Kawai Musical Instruments Manufacturing Co., Ltd.	800	25,371
	Kawasaki Heavy Industries, Ltd.	21,800	429,781
*	Kawasaki Kisen Kaisha, Ltd.	14,900	196,471
	Kawasumi Laboratories, Inc.	3,000	29,165
	KDDI Corp.	140,500	4,245,777
	KeePer Technical Laboratory Co., Ltd.	900	10,416
	Keihan Holdings Co., Ltd.	13,700	619,528
	Keihanshin Building Co., Ltd.	4,200	56,594
	Keihin Co., Ltd.	900	10,712
	Keihin Corp.	13,900	324,919
	Keikyu Corp.	16,500	303,731
	Keio Corp.	4,500	257,400
	Keisei Electric Railway Co., Ltd.	4,700	170,032
	Keiyo Bank, Ltd. (The)	23,500	124,207
	Keiyo Co., Ltd.	11,200	55,214
	KEL Corp.	1,000	8,307
	Kenedix, Inc.	42,100	211,774

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kenko Mayonnaise Co., Ltd.	2,600	$58,265
	Kewpie Corp.	13,000	271,120
	Key Coffee, Inc.	1,600	33,153
	Keyence Corp.	2,200	739,545
	KFC Holdings Japan, Ltd.	2,700	74,225
	KFC, Ltd.	800	15,201
	KH Neochem Co., Ltd.	5,100	109,763
	Kikkoman Corp.	7,200	348,895
	Kimoto Co., Ltd.	4,300	6,765
#	Kimura Chemical Plants Co., Ltd.	5,400	30,284
	Kimura Unity Co., Ltd.	1,200	12,445
	Kinden Corp.	17,700	301,606
	King Co., Ltd.	3,600	18,544
	King Jim Co., Ltd.	2,500	20,793
#*	Kinki Sharyo Co., Ltd. (The)	1,300	19,354
	Kintetsu Department Store Co., Ltd.	1,300	42,540
	Kintetsu Group Holdings Co., Ltd.	7,500	395,274
	Kintetsu World Express, Inc.	11,300	180,202
	Kirindo Holdings Co., Ltd.	1,900	29,659
	Kissei Pharmaceutical Co., Ltd.	6,800	191,362
	Ki-Star Real Estate Co., Ltd.	3,100	52,887
	Kitagawa Corp.	2,400	47,895
	Kita-Nippon Bank, Ltd. (The)	1,700	33,182
	Kitano Construction Corp.	1,000	22,977
#	Kitanotatsujin Corp.	4,600	25,776
	Kito Corp.	7,900	119,354
	Kitz Corp.	23,500	162,580
	Kiyo Bank, Ltd. (The)	16,100	230,022
*	KLab, Inc.	8,400	59,894
	Koa Corp.	7,100	75,046
	Koatsu Gas Kogyo Co., Ltd.	6,900	50,423
	Kobayashi Pharmaceutical Co., Ltd.	1,400	112,726
	Kobe Bussan Co., Ltd.	8,200	313,887
*	Kobe Electric Railway Co., Ltd.	700	25,513
	Kobe Steel, Ltd.	104,400	476,743
	Kobelco Eco-Solutions Co., Ltd.	1,200	23,752
	Kohnan Shoji Co., Ltd.	7,300	159,178
	Kohsoku Corp.	2,800	31,042
	Koito Manufacturing Co., Ltd.	9,100	394,907
	Kojima Co., Ltd.	5,800	27,909
	Kokuyo Co., Ltd.	19,000	280,835
	KOMAIHALTEC, Inc.	500	8,499
	Komatsu Matere Co., Ltd.	7,000	47,737
	Komatsu Wall Industry Co., Ltd.	2,000	39,203
	Komatsu, Ltd.	69,600	1,538,927
	KOMEDA Holdings Co., Ltd.	8,200	163,740
	Komehyo Co., Ltd.	2,300	21,762
	Komeri Co., Ltd.	8,400	181,054
	Komori Corp.	11,900	108,155
	Konaka Co., Ltd.	5,700	21,264
	Konami Holdings Corp.	4,700	182,019
	Kondotec, Inc.	3,600	36,953
	Konica Minolta, Inc.	96,100	586,606
	Konishi Co., Ltd.	6,000	84,067
	Konoike Transport Co., Ltd.	6,500	91,781
	Konoshima Chemical Co., Ltd.	700	6,472
*	Kosaido Co., Ltd.	2,900	23,762
	Kose Corp.	2,800	360,531
	Kosei Securities Co., Ltd. (The)	1,000	5,425

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Koshidaka Holdings Co., Ltd.	7,400	$104,451
	Kotobuki Spirits Co., Ltd.	3,100	204,684
#	Kourakuen Holdings Corp.	1,800	30,679
	Krosaki Harima Corp.	1,400	83,047
	KRS Corp.	1,500	27,042
	K's Holdings Corp.	29,800	361,854
	KU Holdings Co., Ltd.	3,800	31,123
	Kubota Corp.	22,200	347,643
	Kumagai Gumi Co., Ltd.	7,700	219,804
	Kumiai Chemical Industry Co., Ltd.	4,010	30,759
	Kura Sushi, Inc.	1,800	90,478
	Kurabo Industries, Ltd.	3,100	66,031
	Kuraray Co., Ltd.	59,000	709,208
	Kureha Corp.	4,500	252,411
	Kurimoto, Ltd.	2,100	40,371
	Kurita Water Industries, Ltd.	14,600	426,954
	Kuriyama Holdings Corp.	2,000	13,014
	Kushikatsu Tanaka Holdings Co.	400	8,282
	Kusuri no Aoki Holdings Co., Ltd.	1,900	114,401
*	KYB Corp.	5,400	145,278
	Kyocera Corp.	5,500	361,385
	Kyoden Co., Ltd.	6,700	21,306
	Kyodo Printing Co., Ltd.	2,100	57,102
	Kyoei Steel, Ltd.	5,500	96,467
	Kyokuto Boeki Kaisha, Ltd.	1,500	27,755
	Kyokuto Kaihatsu Kogyo Co., Ltd.	7,500	96,921
	Kyokuto Securities Co., Ltd.	5,500	37,467
	Kyokuyo Co., Ltd.	2,100	54,464
	KYORIN Holdings, Inc.	10,100	181,336
	Kyoritsu Maintenance Co., Ltd.	5,180	207,287
	Kyoritsu Printing Co., Ltd.	7,400	11,277
	Kyosan Electric Manufacturing Co., Ltd.	10,000	50,760
	Kyowa Electronic Instruments Co., Ltd.	5,000	19,316
	Kyowa Exeo Corp.	7,019	175,221
	Kyowa Leather Cloth Co., Ltd.	3,800	27,230
	Kyudenko Corp.	6,000	173,163
	Kyushu Electric Power Co., Inc.	16,900	139,168
	Kyushu Financial Group, Inc.	52,950	221,080
	Kyushu Leasing Service Co., Ltd.	2,100	11,507
#	LAC Co., Ltd.	1,800	17,803
	Lacto Japan Co., Ltd.	1,200	44,185
*	Laox Co., Ltd.	4,600	10,451
	Lasertec Corp.	11,600	567,892
	Lawson, Inc.	3,600	208,362
	LEC, Inc.	5,400	59,785
*	Leopalace21 Corp.	24,100	69,255
	Life Corp.	5,200	123,920
	LIFULL Co., Ltd.	5,600	28,752
#	Like Co., Ltd.	1,100	16,144
*	LINE Corp.	600	29,566
	Linical Co., Ltd.	2,200	21,596
	Link And Motivation, Inc.	4,700	22,460
	Lintec Corp.	9,000	194,549
	Lion Corp.	7,200	136,776
*	Litalico, Inc.	600	14,919
	LIXIL Group Corp.	20,500	340,862
	LIXIL VIVA Corp.	5,900	120,702
	Lonseal Corp.	800	15,390
	Look Holdings, Inc.	2,000	19,188

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	M&A Capital Partners Co., Ltd.	1,800	$56,075
	M3, Inc.	22,500	654,868
	Mabuchi Motor Co., Ltd.	3,800	138,461
	Macnica Fuji Electronics Holdings, Inc.	12,450	185,920
	Macromill, Inc.	11,800	108,009
	Maeda Corp.	18,900	180,406
	Maeda Kosen Co., Ltd.	2,900	55,481
#	Maeda Road Construction Co., Ltd.	2,300	77,740
	Maezawa Kasei Industries Co., Ltd.	3,600	38,132
	Maezawa Kyuso Industries Co., Ltd.	2,100	44,465
	Makino Milling Machine Co., Ltd.	6,200	231,921
#	Mamezou Holdings Co., Ltd.	5,100	78,603
	Mamiya-Op Co., Ltd.	1,100	11,044
	Mani, Inc.	5,400	135,536
	MarkLines Co., Ltd.	1,200	21,523
	Marubeni Corp.	55,700	400,239
	Marubun Corp.	3,300	18,221
	Marudai Food Co., Ltd.	5,000	96,758
	Marufuji Sheet Piling Co., Ltd.	400	8,286
	Maruha Nichiro Corp.	10,800	258,278
	Marui Group Co., Ltd.	9,300	215,090
	Maruichi Steel Tube, Ltd.	2,900	80,467
	Maruka Corp.	1,700	31,740
#	Marumae Co., Ltd.	1,200	10,950
	Marusan Securities Co., Ltd.	12,900	61,382
	Maruwa Co., Ltd.	2,700	196,208
	Maruwa Unyu Kikan Co., Ltd.	2,800	57,579
	Maruyama Manufacturing Co., Inc.	600	8,146
	Maruzen CHI Holdings Co., Ltd.	3,900	12,926
	Maruzen Co., Ltd.	1,000	19,418
	Maruzen Showa Unyu Co., Ltd.	3,100	82,737
	Marvelous, Inc.	10,800	68,607
	Matsuda Sangyo Co., Ltd.	3,100	43,990
	Matsui Construction Co., Ltd.	6,000	41,884
	Matsumotokiyoshi Holdings Co., Ltd.	5,500	219,925
	Matsuyafoods Holdings Co., Ltd.	1,100	47,604
	Max Co., Ltd.	3,500	65,445
#	Maxell Holdings, Ltd.	10,500	137,834
	Maxvalu Tokai Co., Ltd.	1,800	38,296
	Mazda Motor Corp.	53,100	445,710
	McDonald's Holdings Co. Japan, Ltd.	3,900	185,373
	MCJ Co., Ltd.	23,800	163,219
	Mebuki Financial Group, Inc.	118,350	262,273
	MEC Co., Ltd.	2,200	30,581
	Media Do Holdings Co., Ltd.	1,000	28,920
*	Medical Data Vision Co., Ltd.	2,400	17,677
	Medical System Network Co., Ltd.	7,000	33,444
	Medipal Holdings Corp.	5,300	112,307
#	Medius Holdings Co., Ltd.	1,500	11,809
*	MedPeer, Inc.	2,600	39,583
	Megachips Corp.	3,500	54,475
	Megmilk Snow Brand Co., Ltd.	12,500	292,330
	Meidensha Corp.	11,700	217,214
	Meiji Electric Industries Co., Ltd.	1,500	20,734
	Meiji Shipping Co., Ltd.	2,700	9,898
	Meiko Electronics Co., Ltd.	7,500	119,616
	Meiko Network Japan Co., Ltd.	3,300	28,885
	Meisei Industrial Co., Ltd.	7,400	58,130
	Meitec Corp.	4,400	250,121

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meito Sangyo Co., Ltd.	2,500	$31,878
	Meiwa Corp.	6,500	35,280
	Meiwa Estate Co., Ltd.	2,100	11,849
	Menicon Co., Ltd.	5,200	232,888
	Mercuria Investment Co., Ltd.	1,500	9,926
#	Mesco, Inc.	600	5,508
	METAWATER Co., Ltd.	900	34,630
	Michinoku Bank, Ltd. (The)	4,799	60,930
	Micronics Japan Co., Ltd.	6,400	73,788
	Mie Kotsu Group Holdings, Inc.	12,100	65,685
	Mikuni Corp.	7,000	21,028
	Milbon Co., Ltd.	3,080	172,358
	Mimaki Engineering Co., Ltd.	5,500	25,146
	Mimasu Semiconductor Industry Co., Ltd.	4,500	94,941
	Minebea Mitsumi, Inc.	35,490	689,429
	Ministop Co., Ltd.	3,800	53,637
	Miraca Holdings, Inc.	14,000	367,963
	Miraial Co., Ltd.	1,700	19,505
	Mirait Holdings Corp.	8,610	128,582
	Miroku Jyoho Service Co., Ltd.	2,600	71,768
	MISUMI Group, Inc.	11,100	275,428
	Mitani Corp.	2,000	111,473
	Mitani Sangyo Co., Ltd.	7,800	25,498
	Mitani Sekisan Co., Ltd.	1,600	56,604
	Mito Securities Co., Ltd.	16,800	34,532
	Mitsuba Corp.	9,300	54,555
	Mitsubishi Corp.	55,300	1,417,650
	Mitsubishi Electric Corp.	66,300	919,259
	Mitsubishi Estate Co., Ltd.	22,500	440,650
	Mitsubishi Gas Chemical Co., Inc.	22,500	340,649
	Mitsubishi Heavy Industries, Ltd.	19,400	707,661
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	30,257
	Mitsubishi Logisnext Co., Ltd.	8,300	125,010
	Mitsubishi Logistics Corp.	9,000	228,021
	Mitsubishi Materials Corp.	19,000	477,863
	Mitsubishi Motors Corp.	50,900	189,640
	Mitsubishi Paper Mills, Ltd.	6,500	26,992
	Mitsubishi Pencil Co., Ltd.	1,300	19,004
	Mitsubishi Research Institute, Inc.	1,300	51,015
	Mitsubishi Steel Manufacturing Co., Ltd.	2,900	26,406
	Mitsubishi UFJ Financial Group, Inc.	489,300	2,512,368
	Mitsubishi UFJ Lease & Finance Co., Ltd.	98,600	617,591
	Mitsuboshi Belting, Ltd.	4,100	69,952
	Mitsui Chemicals, Inc.	29,500	647,856
*	Mitsui E&S Holdings Co., Ltd.	17,400	145,311
	Mitsui Fudosan Co., Ltd.	21,100	558,844
	Mitsui High-Tec, Inc.	3,800	56,582
	Mitsui Matsushima Holdings Co., Ltd.	1,100	11,562
	Mitsui Mining & Smelting Co., Ltd.	17,700	417,078
	Mitsui OSK Lines, Ltd.	13,700	329,414
	Mitsui Sugar Co., Ltd.	2,500	48,980
	Mitsui-Soko Holdings Co., Ltd.	7,300	119,276
	Mitsuuroko Group Holdings Co., Ltd.	8,300	84,260
	Miura Co., Ltd.	1,700	58,885
	Mixi, Inc.	14,700	258,475
	Miyaji Engineering Group, Inc.	1,500	27,181
	Miyazaki Bank, Ltd. (The)	3,700	82,887
	Miyoshi Oil & Fat Co., Ltd.	2,400	25,938
	Mizuho Financial Group, Inc.	937,699	1,390,542

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mizuho Leasing Co., Ltd.	7,900	$235,515
	Mizuno Corp.	4,500	108,476
*	Mobile Factory, Inc.	1,400	20,125
	Modec, Inc.	2,100	46,325
	Molitec Steel Co., Ltd.	2,000	6,523
	Monex Group, Inc.	45,600	108,477
	Monogatari Corp. (The)	900	72,278
	MonotaRO Co., Ltd.	11,400	273,460
	MORESCO Corp.	1,700	21,915
	Mori-Gumi Co., Ltd.	1,900	5,557
	Morinaga & Co., Ltd.	5,600	268,822
	Morinaga Milk Industry Co., Ltd.	11,000	420,642
	Morita Holdings Corp.	5,300	83,266
	Morito Co., Ltd.	5,100	36,856
	Morozoff, Ltd.	500	23,313
	Mory Industries, Inc.	1,200	28,505
	MrMax Holdings, Ltd.	8,700	36,920
	MS&AD Insurance Group Holdings, Inc.	15,600	518,118
	MTI, Ltd.	4,700	29,599
	Mugen Estate Co., Ltd.	2,600	16,581
	Murakami Corp.	1,000	25,669
	Murata Manufacturing Co., Ltd.	17,100	968,113
	Musashi Seimitsu Industry Co., Ltd.	15,600	182,218
	Musashino Bank, Ltd. (The)	7,800	122,280
	Mutoh Holdings Co., Ltd.	200	3,136
*	Mynet, Inc.	2,500	14,660
	N Field Co., Ltd.	1,600	8,804
	Nabtesco Corp.	10,700	306,606
	NAC Co., Ltd.	2,700	27,833
	Nachi-Fujikoshi Corp.	4,500	165,303
	Nadex Co., Ltd.	1,100	9,146
	Nafco Co., Ltd.	1,700	21,863
#	Nagano Bank, Ltd. (The)	1,800	25,198
	Nagano Keiki Co., Ltd.	2,200	18,190
	Nagase & Co., Ltd.	20,200	277,904
	Nagatanien Holdings Co., Ltd.	2,200	43,474
#	Nagawa Co., Ltd.	900	56,560
#	Nagoya Railroad Co., Ltd.	8,300	243,508
	Nakabayashi Co., Ltd.	4,900	27,845
	Nakamoto Packs Co., Ltd.	400	6,047
	Nakamuraya Co., Ltd.	600	22,309
	Nakanishi, Inc.	5,300	94,543
	Nakano Corp.	4,900	21,802
	Nakayama Steel Works, Ltd.	5,100	22,948
	Nakayamafuku Co., Ltd.	1,900	9,350
	Nakayo, Inc.	1,100	16,644
	Namura Shipbuilding Co., Ltd.	12,900	28,560
	Nankai Electric Railway Co., Ltd.	8,300	214,239
	Nanto Bank, Ltd. (The)	7,100	168,066
	Narasaki Sangyo Co., Ltd.	1,000	18,824
	Natori Co., Ltd.	800	12,322
	NEC Capital Solutions, Ltd.	2,400	54,559
	NEC Corp.	19,700	876,913
	NEC Networks & System Integration Corp.	4,300	160,718
	NET One Systems Co., Ltd.	7,100	117,062
	Neturen Co., Ltd.	8,500	65,611
#*	New Japan Chemical Co., Ltd.	5,200	9,397
*	Nexon Co., Ltd.	11,300	153,035
#	Nextage Co., Ltd.	3,700	34,869

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nexyz Group Corp.	1,100	$17,047
	NGK Insulators, Ltd.	26,000	435,934
	NGK Spark Plug Co., Ltd.	22,600	397,113
	NH Foods, Ltd.	8,000	351,177
	NHK Spring Co., Ltd.	47,800	384,861
#	Nicca Chemical Co., Ltd.	1,900	15,306
#*	Nice Holdings, Inc.	1,400	16,325
	Nichia Steel Works, Ltd.	6,500	20,054
	Nichias Corp.	17,700	421,889
	Nichiban Co., Ltd.	2,800	44,090
	Nichicon Corp.	13,300	120,165
	Nichiden Corp.	3,400	63,578
	Nichiha Corp.	7,200	173,058
	NichiiGakkan Co., Ltd.	12,000	165,628
	Nichirei Corp.	15,400	372,284
	Nichireki Co., Ltd.	5,800	70,762
	Nichirin Co., Ltd.	2,810	50,006
	Nidec Corp.	2,900	364,735
	Nifco, Inc.	16,200	424,527
	Nihon Chouzai Co., Ltd.	2,800	98,486
*	Nihon Dempa Kogyo Co., Ltd.	3,900	17,419
	Nihon Dengi Co., Ltd.	600	19,425
	Nihon Denkei Co., Ltd.	900	10,510
	Nihon House Holdings Co., Ltd.	11,100	47,148
	Nihon Kagaku Sangyo Co., Ltd.	2,900	26,734
	Nihon Kohden Corp.	2,900	84,994
	Nihon M&A Center, Inc.	15,500	443,415
#	Nihon Nohyaku Co., Ltd.	9,800	49,930
	Nihon Parkerizing Co., Ltd.	5,000	51,857
	Nihon Plast Co., Ltd.	3,800	23,287
	Nihon Tokushu Toryo Co., Ltd.	2,700	31,860
	Nihon Unisys, Ltd.	16,300	497,064
	Nihon Yamamura Glass Co., Ltd.	1,600	17,795
	Nikkato Corp.	1,400	8,922
	Nikkiso Co., Ltd.	8,400	104,412
	Nikko Co., Ltd.	5,000	36,849
	Nikkon Holdings Co., Ltd.	13,300	306,864
	Nikon Corp.	26,300	317,572
	Nintendo Co., Ltd.	1,100	404,641
	Nippi, Inc.	400	15,402
	Nippo Corp.	10,000	245,344
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,000	51,760
	Nippon Carbide Industries Co., Inc.	1,700	21,117
#	Nippon Carbon Co., Ltd.	4,200	142,718
	Nippon Chemical Industrial Co., Ltd.	1,799	52,336
	Nippon Chemi-Con Corp.	3,900	58,947
	Nippon Chemiphar Co., Ltd.	500	13,685
	Nippon Coke & Engineering Co., Ltd.	51,300	37,054
	Nippon Commercial Development Co., Ltd.	3,100	48,161
	Nippon Concept Corp.	2,200	30,984
	Nippon Concrete Industries Co., Ltd.	13,200	33,322
*	Nippon Denko Co., Ltd.	27,900	40,869
	Nippon Densetsu Kogyo Co., Ltd.	8,800	186,026
	Nippon Electric Glass Co., Ltd.	13,600	262,726
	Nippon Express Co., Ltd.	9,500	495,036
	Nippon Filcon Co., Ltd.	1,500	7,323
	Nippon Fine Chemical Co., Ltd.	2,700	35,633
	Nippon Flour Mills Co., Ltd.	11,900	179,504
	Nippon Gas Co., Ltd.	11,600	366,821

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Hume Corp.	6,600	$49,370
	Nippon Kanzai Co., Ltd.	700	12,461
	Nippon Kinzoku Co., Ltd.	1,500	11,397
	Nippon Kodoshi Corp.	1,600	19,254
	Nippon Koei Co., Ltd.	3,000	98,788
	Nippon Koshuha Steel Co., Ltd.	2,000	7,873
	Nippon Light Metal Holdings Co., Ltd.	175,500	334,862
	Nippon Paint Holdings Co., Ltd.	2,800	133,843
	Nippon Paper Industries Co., Ltd.	19,900	323,851
	Nippon Parking Development Co., Ltd., Class C	20,100	26,451
	Nippon Pillar Packing Co., Ltd.	5,000	66,475
	Nippon Piston Ring Co., Ltd.	2,300	30,794
	Nippon Road Co., Ltd. (The)	2,000	135,707
	Nippon Seiki Co., Ltd.	10,700	157,193
	Nippon Seisen Co., Ltd.	1,000	33,918
*	Nippon Sharyo, Ltd.	2,200	59,894
	Nippon Sheet Glass Co., Ltd.	28,900	155,987
	Nippon Shinyaku Co., Ltd.	900	79,793
	Nippon Shokubai Co., Ltd.	2,900	170,030
	Nippon Signal Co., Ltd.	2,000	25,220
	Nippon Soda Co., Ltd.	6,500	174,919
	Nippon Steel Corp.	53,398	740,923
	Nippon Steel Trading Corp.	4,100	185,553
	Nippon Suisan Kaisha, Ltd.	89,000	485,352
	Nippon Telegraph & Telephone Corp.	31,800	810,806
	Nippon Thompson Co., Ltd.	14,800	61,534
	Nippon Yakin Kogyo Co., Ltd.	4,660	88,573
	Nippon Yusen K.K.	23,600	375,805
	Nishikawa Rubber Co., Ltd.	1,200	19,694
	Nishimatsu Construction Co., Ltd.	11,300	250,633
	Nishimatsuya Chain Co., Ltd.	13,100	112,048
	Nishimoto Co., Ltd.	700	23,417
	Nishi-Nippon Financial Holdings, Inc.	27,900	183,962
	Nishi-Nippon Railroad Co., Ltd.	7,600	175,640
	Nishio Rent All Co., Ltd.	5,600	150,461
	Nissan Motor Co., Ltd.	166,300	902,393
	Nissan Shatai Co., Ltd.	13,400	127,217
	Nissan Tokyo Sales Holdings Co., Ltd.	4,900	12,385
	Nissei ASB Machine Co., Ltd.	1,900	64,161
	Nissei Plastic Industrial Co., Ltd.	4,600	39,515
	Nissha Co., Ltd.	5,100	46,053
	Nisshin Group Holdings Co., Ltd.	9,400	46,731
	Nisshin Oillio Group, Ltd. (The)	6,500	217,495
	Nisshin Seifun Group, Inc.	1,940	33,125
	Nisshinbo Holdings, Inc.	29,511	253,753
	Nissin Corp.	3,500	53,852
	Nissin Electric Co., Ltd.	14,600	174,274
	Nissin Kogyo Co., Ltd.	10,300	208,221
	Nissin Sugar Co., Ltd.	3,100	56,723
	Nissui Pharmaceutical Co., Ltd.	2,600	32,381
	Nitori Holdings Co., Ltd.	1,500	233,101
	Nitta Corp.	4,900	137,118
	Nitta Gelatin, Inc.	3,200	19,267
	Nittan Valve Co., Ltd.	4,000	9,942
	Nittetsu Mining Co., Ltd.	1,700	69,110
	Nitto Denko Corp.	21,500	1,195,144
	Nitto Fuji Flour Milling Co., Ltd.	300	17,577
	Nitto Kogyo Corp.	3,600	74,525
	Nitto Kohki Co., Ltd.	2,400	51,753

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitto Seiko Co., Ltd.	6,900	$36,493
	Nittoc Construction Co., Ltd.	6,700	51,827
	NJS Co., Ltd.	1,500	24,589
	Noda Corp.	2,000	14,557
	Noevir Holdings Co., Ltd.	3,100	141,181
	NOF Corp.	7,700	250,652
	Nojima Corp.	9,100	179,504
	NOK Corp.	16,700	222,421
	Nomura Co., Ltd.	13,400	152,182
	Nomura Holdings, Inc.	135,600	694,191
	Nomura Real Estate Holdings, Inc.	10,400	256,110
	Nomura Research Institute, Ltd.	10,989	241,820
	Noritake Co., Ltd.	2,700	107,332
	Noritsu Koki Co., Ltd.	3,600	52,146
	Noritz Corp.	8,000	98,578
	North Pacific Bank, Ltd.	70,200	140,601
	Nozawa Corp.	2,000	13,145
	NS Solutions Corp.	5,400	158,612
	NS Tool Co., Ltd.	2,700	69,754
	NS United Kaiun Kaisha, Ltd.	3,000	54,676
	NSD Co., Ltd.	8,600	138,567
	NSK, Ltd.	57,900	482,955
	NTN Corp.	151,000	400,141
	NTT Data Corp.	17,200	241,612
	NTT DOCOMO, Inc.	80,900	2,298,562
	NuFlare Technology, Inc.	1,000	108,244
	Oat Agrio Co., Ltd.	600	7,853
	Obara Group, Inc.	1,900	60,286
	Obayashi Corp.	67,600	741,367
	Obic Co., Ltd.	1,100	149,888
	Odakyu Electric Railway Co., Ltd.	12,399	275,028
	Odelic Co., Ltd.	1,400	61,894
	Ogaki Kyoritsu Bank, Ltd. (The)	9,300	191,451
#	Ohara, Inc.	1,700	18,644
	Ohashi Technica, Inc.	3,300	46,867
	Ohsho Food Service Corp.	2,100	126,009
	Oiles Corp.	5,640	78,693
	Oita Bank, Ltd. (The)	3,900	90,268
	Oji Holdings Corp.	126,400	642,187
	Okabe Co., Ltd.	8,900	69,907
	Okada Aiyon Corp.	800	8,948
#	Okamoto Machine Tool Works, Ltd.	1,100	28,041
	Okamura Corp.	10,700	102,819
	Okasan Securities Group, Inc.	35,000	122,731
	Oki Electric Industry Co., Ltd.	28,100	349,851
	Okinawa Cellular Telephone Co.	3,200	128,656
	Okinawa Electric Power Co., Inc. (The)	7,193	132,497
	OKK Corp.	1,800	10,182
	OKUMA Corp.	3,900	177,693
	Okumura Corp.	8,300	219,422
	Okura Industrial Co., Ltd.	1,600	25,613
	Okuwa Co., Ltd.	6,600	88,614
	Olympus Corp.	43,600	704,456
	Omron Corp.	4,400	251,966
	Ono Pharmaceutical Co., Ltd.	4,000	92,107
	ONO Sokki Co., Ltd.	3,200	17,314
	Onoken Co., Ltd.	4,000	49,316
	Onward Holdings Co., Ltd.	24,500	140,735
	Ootoya Holdings Co., Ltd.	600	13,050

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Open Door, Inc.	1,200	$14,570
	Open House Co., Ltd.	12,800	340,267
	Optex Group Co., Ltd.	4,300	56,582
	Oracle Corp.	2,100	181,771
	Organo Corp.	1,800	112,756
	Orient Corp.	83,000	127,545
	Oriental Land Co., Ltd.	3,700	481,869
	Origin Co., Ltd.	1,400	19,715
	ORIX Corp.	153,300	2,589,614
	Osaka Gas Co., Ltd.	9,400	159,065
	Osaka Organic Chemical Industry, Ltd.	3,500	57,545
	Osaka Soda Co., Ltd.	2,300	61,088
	Osaka Steel Co., Ltd.	3,600	51,929
	OSAKA Titanium Technologies Co., Ltd.	3,400	43,045
	Osaki Electric Co., Ltd.	11,100	63,537
	OSG Corp.	12,300	207,050
	OSJB Holdings Corp.	31,900	78,699
	Otsuka Corp.	7,100	276,863
	OUG Holdings, Inc.	1,000	24,757
	Outsourcing, Inc.	20,600	186,474
	Oyo Corp.	5,800	73,531
	Pacific Industrial Co., Ltd.	12,700	151,324
	Pacific Metals Co., Ltd.	4,000	74,894
	Pack Corp. (The)	2,800	98,574
	PAL GROUP Holdings Co., Ltd.	1,800	53,009
	PALTAC Corp.	3,200	149,736
	Pan Pacific International Holdings Corp.	28,000	451,829
	Panasonic Corp.	135,000	1,341,632
	PAPYLESS Co., Ltd.	700	12,427
	Paraca, Inc.	1,500	28,130
	Paramount Bed Holdings Co., Ltd.	3,800	157,306
	Parco Co., Ltd.	5,900	99,345
	Paris Miki Holdings, Inc.	8,700	27,526
	Park24 Co., Ltd.	13,200	331,488
	Parker Corp.	3,000	15,819
	Pasona Group, Inc.	6,100	77,189
	PC Depot Corp.	7,800	41,829
	Pegasus Sewing Machine Manufacturing Co., Ltd.	5,300	23,101
	Penta-Ocean Construction Co., Ltd.	92,000	543,384
#	Pepper Food Service Co., Ltd.	1,600	14,143
*	PeptiDream, Inc.	8,100	383,435
	Persol Holdings Co., Ltd.	15,700	280,687
	PIA Corp.	900	35,748
	Pickles Corp.	700	17,165
	Pigeon Corp.	9,900	349,392
	Pilot Corp.	4,600	179,581
	Piolax, Inc.	6,200	109,654
	Pola Orbis Holdings, Inc.	6,900	149,487
	Poletowin Pitcrew Holdings, Inc.	4,600	37,967
	Press Kogyo Co., Ltd.	23,000	75,710
#	Pressance Corp.	11,700	130,268
	Prestige International, Inc.	11,600	105,145
	Prima Meat Packers, Ltd.	8,599	190,071
	Pronexus, Inc.	1,800	19,648
#*	Prospect Co., Ltd.	125,000	35,839
	Proto Corp.	4,300	53,985
	PS Mitsubishi Construction Co., Ltd.	8,000	52,120
	Punch Industry Co., Ltd.	4,300	18,591
	Qol Holdings Co., Ltd.	8,200	107,351

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Quick Co., Ltd.	1,500	$20,650
	Raito Kogyo Co., Ltd.	8,000	112,075
	Raiznext Corp.	9,300	107,884
	Rakus Co., Ltd.	4,200	66,736
*	Rakuten, Inc.	110,700	853,990
	Rasa Corp.	1,700	15,074
	Rasa Industries, Ltd.	2,100	27,313
	Raysum Co., Ltd.	5,400	48,150
#	RECOMM Co., Ltd.	7,800	8,513
	Recruit Holdings Co., Ltd.	44,400	1,730,547
	Relo Group, Inc.	9,200	245,676
	Renaissance, Inc.	2,600	41,091
*	Renesas Electronics Corp.	125,500	789,561
	Rengo Co., Ltd.	61,700	432,335
*	RENOVA, Inc.	4,400	52,794
*	Renown, Inc.	17,300	16,865
	Resona Holdings, Inc.	156,300	644,557
	Resorttrust, Inc.	13,100	205,570
	Restar Holdings Corp.	3,000	50,704
	Retail Partners Co., Ltd.	2,500	18,723
	Rheon Automatic Machinery Co., Ltd.	1,200	16,134
	Rhythm Watch Co., Ltd.	1,300	10,552
	Riberesute Corp.	1,300	10,675
	Ricoh Co., Ltd.	50,500	572,995
	Ricoh Leasing Co., Ltd.	3,900	145,698
	Ride On Express Holdings Co., Ltd.	1,500	25,208
#	Right On Co., Ltd.	4,200	22,843
	Riken Corp.	2,100	67,657
	Riken Keiki Co., Ltd.	2,100	40,768
	Riken Technos Corp.	8,700	38,678
	Riken Vitamin Co., Ltd.	1,700	61,071
#	Ringer Hut Co., Ltd.	3,600	81,244
	Rinnai Corp.	1,600	114,051
	Rion Co., Ltd.	1,800	52,448
	Riso Kagaku Corp.	3,500	59,674
	Riso Kyoiku Co., Ltd.	18,500	61,145
	Rix Corp.	800	12,572
	Rock Field Co., Ltd.	2,800	36,871
	Rohm Co., Ltd.	3,300	237,387
	Rohto Pharmaceutical Co., Ltd.	7,200	199,301
	Rokko Butter Co., Ltd.	1,900	28,298
	Roland DG Corp.	3,900	70,524
	Rorze Corp.	2,300	84,736
	Round One Corp.	21,400	199,356
	Royal Holdings Co., Ltd.	4,100	89,620
*	Rozetta Corp.	900	30,416
	RS Technologies Co., Ltd.	600	15,372
	Ryobi, Ltd.	6,600	106,893
	Ryoden Corp.	3,500	52,588
#	Ryohin Keikaku Co., Ltd.	19,700	329,356
	Ryosan Co., Ltd.	4,600	106,386
	Ryoyo Electro Corp.	5,100	86,359
	S Foods, Inc.	2,100	50,499
	S LINE Co., Ltd.	1,300	12,343
	Sac's Bar Holdings, Inc.	4,300	33,697
	Saibu Gas Co., Ltd.	5,500	117,862
	Saison Information Systems Co., Ltd.	800	15,849
	Sakai Chemical Industry Co., Ltd.	3,500	71,099
	Sakai Heavy Industries, Ltd.	500	12,280

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakai Moving Service Co., Ltd.	2,300	$128,115
	Sakai Ovex Co., Ltd.	1,500	24,633
	Sakata INX Corp.	11,900	124,200
	Sakura Internet, Inc.	2,600	15,938
	Sala Corp.	11,500	64,448
	SAMTY Co., Ltd.	5,300	89,855
	San Holdings, Inc.	2,600	33,244
	San ju San Financial Group, Inc.	3,450	49,740
	San-A Co., Ltd.	3,400	139,031
	San-Ai Oil Co., Ltd.	13,200	131,764
*	Sanden Holdings Corp.	5,500	32,819
	Sanei Architecture Planning Co., Ltd.	3,900	53,349
	Sangetsu Corp.	1,400	24,708
	San-In Godo Bank, Ltd. (The)	39,100	214,434
*	Sanix, Inc.	7,600	23,131
	Sanken Electric Co., Ltd.	7,700	194,185
	Sanki Engineering Co., Ltd.	11,700	159,023
	Sanko Gosei, Ltd.	4,500	14,477
	Sanko Metal Industrial Co., Ltd.	800	19,132
	Sankyo Frontier Co., Ltd.	1,100	41,632
	Sankyo Seiko Co., Ltd.	8,500	45,844
	Sankyo Tateyama, Inc.	6,600	85,899
	Sankyu, Inc.	9,200	453,616
#	Sanoh Industrial Co., Ltd.	8,500	79,738
	Sansei Landic Co., Ltd.	2,000	15,841
#	Sansei Technologies, Inc.	2,400	18,607
	Sanshin Electronics Co., Ltd.	3,200	49,230
	Santen Pharmaceutical Co., Ltd.	8,600	160,395
	Sanwa Holdings Corp.	24,500	257,717
	Sanyei Corp.	500	16,637
	Sanyo Chemical Industries, Ltd.	3,100	145,114
	Sanyo Denki Co., Ltd.	2,200	107,099
	Sanyo Electric Railway Co., Ltd.	3,200	61,840
#	Sanyo Engineering & Construction, Inc.	2,300	16,229
	Sanyo Shokai, Ltd.	3,599	40,903
	Sanyo Special Steel Co., Ltd.	4,300	58,283
	Sanyo Trading Co., Ltd.	4,800	59,859
	Sata Construction Co., Ltd.	3,000	11,736
	Sato Holdings Corp.	5,400	153,425
	Sato Shoji Corp.	3,600	31,432
	Satori Electric Co., Ltd.	3,200	25,297
	Sawada Holdings Co., Ltd.	4,600	40,278
	Sawai Pharmaceutical Co., Ltd.	7,500	487,392
	Saxa Holdings, Inc.	1,300	24,172
	SB Technology Corp.	1,200	26,266
	SBI Holdings, Inc.	18,700	433,477
	SBS Holdings, Inc.	6,000	99,770
	Scala, Inc.	4,600	30,446
	SCREEN Holdings Co., Ltd.	5,300	275,274
	Scroll Corp.	7,000	22,475
	SCSK Corp.	5,700	305,500
#	SEC Carbon, Ltd.	500	38,174
	Secom Joshinetsu Co., Ltd.	420	15,450
	Seed Co., Ltd.	3,600	33,057
	Seibu Electric & Machinery Co., Ltd.	1,200	11,758
	Seibu Holdings, Inc.	30,200	470,744
	Seika Corp.	2,100	24,580
	Seikagaku Corp.	8,300	88,094
	Seikitokyu Kogyo Co., Ltd.	9,100	76,280

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Epson Corp.	36,000	$526,398
	Seiko Holdings Corp.	7,499	182,799
	Seiko PMC Corp.	1,300	11,063
	Seino Holdings Co., Ltd.	20,000	255,644
	Seiren Co., Ltd.	9,300	118,720
	Sekisui Chemical Co., Ltd.	50,600	842,765
	Sekisui House, Ltd.	27,300	587,009
	Sekisui Jushi Corp.	2,800	61,270
	Sekisui Plastics Co., Ltd.	7,400	52,088
	Senko Group Holdings Co., Ltd.	36,100	288,627
#	Senshu Electric Co., Ltd.	1,900	52,277
	Senshu Ikeda Holdings, Inc.	50,900	92,926
	Senshukai Co., Ltd.	8,300	34,810
	Seria Co., Ltd.	7,900	217,402
	Seven & I Holdings Co., Ltd.	51,000	1,955,509
	Seven Bank, Ltd.	99,100	296,364
#	Sharp Corp.	12,400	168,208
	Shibaura Electronics Co., Ltd.	2,300	60,286
	Shibaura Mechatronics Corp.	1,200	40,573
	Shibusawa Warehouse Co., Ltd. (The)	2,600	50,048
	Shibuya Corp.	3,900	108,255
*	Shidax Corp.	6,100	18,489
*	SHIFT, Inc.	1,400	95,253
	Shiga Bank, Ltd. (The)	9,600	230,462
#	Shikibo, Ltd.	2,900	40,669
	Shikoku Bank, Ltd. (The)	9,300	81,330
	Shikoku Chemicals Corp.	9,100	99,691
	Shikoku Electric Power Co., Inc.	14,900	126,360
	Shima Seiki Manufacturing, Ltd.	6,900	133,099
	Shimachu Co., Ltd.	6,900	196,956
	Shimamura Co., Ltd.	3,600	270,480
	Shimane Bank, Ltd. (The)	900	5,149
	Shimano, Inc.	900	137,995
	Shimizu Bank, Ltd. (The)	3,400	63,540
	Shimizu Corp.	55,200	566,177
	Shimojima Co., Ltd.	1,100	11,370
	Shin Nippon Biomedical Laboratories, Ltd.	5,300	29,423
	Shinagawa Refractories Co., Ltd.	1,600	43,539
	Shindengen Electric Manufacturing Co., Ltd.	2,200	67,050
	Shin-Etsu Chemical Co., Ltd.	12,200	1,395,237
	Shin-Etsu Polymer Co., Ltd.	8,100	68,839
	Shinko Electric Industries Co., Ltd.	17,900	210,113
	Shinko Shoji Co., Ltd.	9,800	74,939
	Shinmaywa Industries, Ltd.	14,100	183,227
	Shinnihon Corp.	8,500	70,761
	Shinoken Group Co., Ltd.	7,200	80,145
	Shinsei Bank, Ltd.	23,700	362,876
	Shinsho Corp.	1,400	33,253
	Shinwa Co., Ltd.	2,300	46,247
	Ship Healthcare Holdings, Inc.	7,500	336,275
	Shiseido Co., Ltd.	15,500	997,899
	Shizuki Electric Co., Inc.	3,200	18,042
	Shizuoka Bank, Ltd. (The)	32,700	229,566
	Shizuoka Gas Co., Ltd.	13,800	111,063
*	Shobunsha Publications, Inc.	3,000	10,498
#	Shoei Co., Ltd.	1,900	86,411
	Shoei Foods Corp.	2,200	73,765
	Shofu, Inc.	2,600	43,394
*	Shoko Co., Ltd.	1,400	8,977

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Showa Aircraft Industry Co., Ltd.	800	$20,036
	Showa Corp.	17,300	357,022
	Showa Denko K.K.	24,500	585,860
	Showa Sangyo Co., Ltd.	3,400	93,691
	Showa Shinku Co., Ltd.	700	10,533
	Sigma Koki Co., Ltd.	700	8,922
	SIGMAXYZ, Inc.	2,600	46,571
#	Siix Corp.	7,900	91,654
	Sinanen Holdings Co., Ltd.	2,400	44,731
	Sinfonia Technology Co., Ltd.	6,900	77,041
	Sinko Industries, Ltd.	2,600	40,377
	Sintokogio, Ltd.	10,000	85,323
	SK Kaken Co., Ltd.	200	87,137
	SK-Electronics Co., Ltd.	2,100	35,105
	SKY Perfect JSAT Holdings, Inc.	38,100	163,891
	Skylark Holdings Co., Ltd.	24,200	443,204
	SMK Corp.	1,100	31,339
	SMS Co., Ltd.	9,200	227,869
	SNT Corp.	8,200	33,931
	Soda Nikka Co., Ltd.	4,200	23,244
	Sodick Co., Ltd.	13,900	107,991
	Soft99 Corp.	800	7,560
	SoftBank Group Corp.	139,300	5,624,175
#	Softbrain Co., Ltd.	2,500	12,603
	Softcreate Holdings Corp.	800	12,935
	Software Service, Inc.	400	36,647
	Sogo Medical Holdings Co., Ltd.	5,100	95,843
	Sohgo Security Services Co., Ltd.	3,200	166,084
	Sojitz Corp.	164,300	517,149
	Soken Chemical & Engineering Co., Ltd.	2,200	26,284
	Solasto Corp.	7,600	79,081
	Soliton Systems K.K.	2,100	22,957
	Sompo Holdings, Inc.	13,700	511,884
	Sony Corp.	49,000	3,426,415
	Sony Financial Holdings, Inc.	1,800	41,443
	Soshin Electric Co., Ltd.	2,500	10,040
	Sotetsu Holdings, Inc.	6,500	173,715
	Sotoh Co., Ltd.	2,900	25,961
#	Sourcenext Corp.	15,200	68,045
	Space Co., Ltd.	1,890	21,054
	Space Value Holdings Co., Ltd.	7,000	35,043
	Sparx Group Co., Ltd.	19,200	46,170
	SPK Corp.	1,100	26,127
	Square Enix Holdings Co., Ltd.	1,400	68,725
	SRA Holdings	2,600	60,428
	SRS Holdings Co., Ltd.	1,200	11,521
	St Marc Holdings Co., Ltd.	4,900	102,524
	Stanley Electric Co., Ltd.	12,500	321,938
	Star Mica Holdings Co., Ltd.	2,200	33,112
	Star Micronics Co., Ltd.	8,300	106,121
	Starts Corp., Inc.	10,500	253,542
	Starzen Co., Ltd.	1,700	67,091
	St-Care Holding Corp.	2,700	11,722
	Stella Chemifa Corp.	2,100	57,799
	Step Co., Ltd.	2,300	34,050
	Strike Co., Ltd.	800	34,111
	Studio Alice Co., Ltd.	3,800	67,100
	Subaru Corp.	11,100	277,639
	Subaru Enterprise Co., Ltd.	400	34,804

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sugi Holdings Co., Ltd.	2,800	$140,286
	Sugimoto & Co., Ltd.	2,600	46,242
#	SUMCO Corp.	60,900	931,243
	Sumida Corp.	8,500	83,038
#	Suminoe Textile Co., Ltd.	1,500	35,017
#	Sumiseki Holdings, Inc.	13,600	16,854
	Sumitomo Corp.	44,800	666,385
	Sumitomo Densetsu Co., Ltd.	4,100	98,717
	Sumitomo Electric Industries, Ltd.	81,900	1,091,860
	Sumitomo Forestry Co., Ltd.	35,800	497,121
	Sumitomo Heavy Industries, Ltd.	22,300	584,190
	Sumitomo Metal Mining Co., Ltd.	16,800	477,632
	Sumitomo Mitsui Construction Co., Ltd.	55,620	312,833
	Sumitomo Mitsui Financial Group, Inc.	51,000	1,793,129
	Sumitomo Mitsui Trust Holdings, Inc.	11,600	427,691
	Sumitomo Osaka Cement Co., Ltd.	11,000	447,219
*	Sumitomo Precision Products Co., Ltd.	600	17,583
	Sumitomo Realty & Development Co., Ltd.	14,400	530,143
	Sumitomo Riko Co., Ltd.	10,700	83,988
	Sumitomo Rubber Industries, Ltd.	52,525	577,106
	Sumitomo Seika Chemicals Co., Ltd.	2,400	68,374
	Sumitomo Warehouse Co., Ltd. (The)	15,200	196,931
	Sun Frontier Fudousan Co., Ltd.	9,900	110,553
	Suncall Corp.	3,600	17,561
	Sundrug Co., Ltd.	10,700	362,603
	Suntory Beverage & Food, Ltd.	5,300	224,393
	Sun-Wa Technos Corp.	3,300	29,600
#*	Suruga Bank, Ltd.	27,400	107,934
	Sushiro Global Holdings, Ltd.	2,500	209,794
	Suzuken Co., Ltd.	1,050	40,257
	Suzuki Co., Ltd.	2,100	14,375
	Suzuki Motor Corp.	11,900	544,493
	SWCC Showa Holdings Co., Ltd.	5,900	73,216
	Sysmex Corp.	9,000	643,862
	Systena Corp.	12,500	209,726
	Syuppin Co., Ltd.	3,700	35,716
	T Hasegawa Co., Ltd.	7,500	153,849
	T RAD Co., Ltd.	1,500	25,112
	T&D Holdings, Inc.	51,900	553,217
	T&K Toka Co., Ltd.	6,000	54,027
	Tachibana Eletech Co., Ltd.	4,880	79,636
	Tachikawa Corp.	2,800	31,574
	Tachi-S Co., Ltd.	7,100	82,685
	Tadano, Ltd.	26,800	225,945
	Taihei Dengyo Kaisha, Ltd.	3,900	81,274
	Taiheiyo Cement Corp.	27,300	734,775
	Taiheiyo Kouhatsu, Inc.	2,400	17,184
	Taiho Kogyo Co., Ltd.	3,300	21,788
	Taikisha, Ltd.	2,600	88,906
	Taiko Bank, Ltd. (The)	1,900	28,479
	Taisei Corp.	25,800	1,030,032
	Taisei Lamick Co., Ltd.	900	23,263
	Taisei Oncho Co., Ltd.	1,100	22,009
	Taisho Pharmaceutical Holdings Co., Ltd.	1,500	105,969
	Taiyo Holdings Co., Ltd.	3,500	148,056
#	Taiyo Yuden Co., Ltd.	34,500	994,804
	Takachiho Koheki Co., Ltd.	1,900	20,067
	Takagi Seiko Corp.	500	13,236
	Takamatsu Construction Group Co., Ltd.	3,600	86,904

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Takamatsu Machinery Co., Ltd.	900	$6,954
	Takamiya Co., Ltd.	4,700	27,453
#	Takano Co., Ltd.	2,300	16,718
	Takaoka Toko Co., Ltd.	3,000	30,891
	Takara Leben Co., Ltd.	27,900	124,305
	Takara Standard Co., Ltd.	9,200	157,835
	Takasago International Corp.	3,400	73,365
	Takasago Thermal Engineering Co., Ltd.	1,900	32,996
	Takashima & Co., Ltd.	600	10,686
#	Takashimaya Co., Ltd.	26,600	284,416
	Take And Give Needs Co., Ltd.	3,100	28,839
	TAKEBISHI Corp.	2,200	29,859
	Takeei Corp.	3,700	36,276
#	Takemoto Yohki Co., Ltd.	2,500	19,931
	Takeuchi Manufacturing Co., Ltd.	10,800	182,249
	Takihyo Co., Ltd.	1,600	27,773
	Takisawa Machine Tool Co., Ltd.	1,800	22,080
	Takuma Co., Ltd.	7,400	80,677
	Tama Home Co., Ltd.	4,700	55,291
	Tamron Co., Ltd.	4,300	91,327
	Tamura Corp.	12,100	70,670
	Tanabe Engineering Corp.	1,100	9,224
	Tanseisha Co., Ltd.	5,400	60,699
	Tatsuta Electric Wire and Cable Co., Ltd.	10,600	55,817
	Tayca Corp.	3,300	56,894
#	Tazmo Co., Ltd.	2,300	25,142
	Tbk Co., Ltd.	6,200	26,369
	TDC Soft, Inc.	2,800	25,012
	TDK Corp.	18,600	1,969,285
	Tear Corp.	1,600	8,775
	TechMatrix Corp.	1,900	45,259
	Techno Medica Co., Ltd.	900	17,147
	Techno Ryowa, Ltd.	1,600	13,219
	Techno Smart Corp.	2,600	21,914
	TechnoPro Holdings, Inc.	6,600	437,029
	Tecnos Japan, Inc.	1,400	6,039
	Teijin, Ltd.	61,700	1,103,122
	Teikoku Sen-I Co., Ltd.	2,300	51,646
	Teikoku Tsushin Kogyo Co., Ltd.	1,600	18,122
	Tekken Corp.	3,300	83,515
	Tenma Corp.	4,400	79,083
	Teraoka Seisakusho Co., Ltd.	2,100	9,619
	T-Gaia Corp.	3,700	90,990
	THK Co., Ltd.	21,400	533,522
	Tigers Polymer Corp.	3,500	18,298
	TIS, Inc.	9,700	582,740
	TKC Corp.	2,400	118,828
	Toa Corp.	6,200	63,848
	Toa Corp.	4,100	58,361
	Toa Oil Co., Ltd.	2,100	43,454
	TOA ROAD Corp.	1,500	47,052
	Toagosei Co., Ltd.	28,800	322,002
	Toba, Inc.	500	13,760
	Tobishima Corp.	4,270	54,027
	Tobu Railway Co., Ltd.	8,200	288,861
	TOC Co., Ltd.	12,700	102,002
	Tocalo Co., Ltd.	20,500	204,214
	Tochigi Bank, Ltd. (The)	29,200	53,132
	Toda Corp.	28,500	182,781

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toda Kogyo Corp.	800	$15,441
	Toei Animation Co., Ltd.	2,700	129,387
	Toei Co., Ltd.	400	55,237
#	Toell Co., Ltd.	1,900	13,694
	Toenec Corp.	2,000	72,194
	Togami Electric Manufacturing Co., Ltd.	1,000	17,994
	Toho Bank, Ltd. (The)	49,400	113,532
	Toho Co., Ltd.	1,400	51,574
#	Toho Co., Ltd.	2,500	41,027
	Toho Gas Co., Ltd.	4,700	181,571
	Toho Holdings Co., Ltd.	13,300	273,137
	Toho Titanium Co., Ltd.	3,900	29,857
	Toho Zinc Co., Ltd.	3,500	59,909
	Tohoku Bank, Ltd. (The)	1,800	17,026
	Tohoku Electric Power Co., Inc.	17,800	166,840
	Tohoku Steel Co., Ltd.	900	12,296
	Tohokushinsha Film Corp.	5,700	33,187
#	Tokai Carbon Co., Ltd.	38,500	347,955
	Tokai Corp.	2,700	65,316
	TOKAI Holdings Corp.	28,600	272,492
	Tokai Lease Co., Ltd.	1,100	16,676
	Tokai Rika Co., Ltd.	18,900	321,208
	Tokai Tokyo Financial Holdings, Inc.	45,100	134,230
	Token Corp.	2,310	159,775
	Tokio Marine Holdings, Inc.	18,800	1,020,486
	Tokushu Tokai Paper Co., Ltd.	2,300	83,796
	Tokuyama Corp.	21,100	535,116
*	Tokyo Base Co., Ltd.	1,800	8,372
	Tokyo Broadcasting System Holdings, Inc.	16,700	288,834
	Tokyo Century Corp.	7,600	386,608
#	Tokyo Dome Corp.	21,700	203,608
*	Tokyo Electric Power Co. Holdings, Inc.	68,100	269,668
	Tokyo Electron Device, Ltd.	1,800	41,465
	Tokyo Electron, Ltd.	6,000	1,319,676
	Tokyo Energy & Systems, Inc.	7,100	57,187
	Tokyo Gas Co., Ltd.	9,900	217,661
	Tokyo Individualized Educational Institute, Inc.	1,500	9,834
	Tokyo Keiki, Inc.	2,000	18,713
	Tokyo Kiraboshi Financial Group, Inc.	7,022	80,439
	Tokyo Printing Ink Manufacturing Co., Ltd.	300	6,698
	Tokyo Rakutenchi Co., Ltd.	400	21,971
	Tokyo Rope Manufacturing Co., Ltd.	2,600	26,119
	Tokyo Sangyo Co., Ltd.	6,600	38,362
	Tokyo Seimitsu Co., Ltd.	8,200	285,310
	Tokyo Tatemono Co., Ltd.	39,100	631,754
	Tokyo Tekko Co., Ltd.	2,300	31,805
#	Tokyo Theatres Co., Inc.	1,900	23,640
	Tokyu Construction Co., Ltd.	28,040	195,663
	Tokyu Corp.	17,000	299,579
	Tokyu Fudosan Holdings Corp.	94,543	666,465
	Tokyu Recreation Co., Ltd.	600	31,381
	Toli Corp.	10,700	28,813
	Tomato Bank, Ltd.	2,600	24,589
	Tomoe Corp.	5,400	20,640
	Tomoe Engineering Co., Ltd.	2,000	39,881
	Tomoegawa Co., Ltd.	1,200	9,793
	Tomoku Co., Ltd.	2,200	37,221
	TOMONY Holdings, Inc.	38,500	127,851
	Tomy Co., Ltd.	26,400	285,541

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tonami Holdings Co., Ltd.	1,300	$59,319
	Topcon Corp.	33,400	460,098
	Toppan Forms Co., Ltd.	12,800	145,244
	Toppan Printing Co., Ltd.	23,700	472,342
	Topre Corp.	11,400	173,033
	Topy Industries, Ltd.	4,000	64,860
	Toray Industries, Inc.	95,500	624,886
	Torex Semiconductor, Ltd.	1,400	19,138
	Toridoll Holdings Corp.	5,800	132,069
	Torigoe Co., Ltd. (The)	4,100	30,890
	Torii Pharmaceutical Co., Ltd.	3,700	125,577
	Torishima Pump Manufacturing Co., Ltd.	4,500	35,800
	Tosei Corp.	8,900	114,867
#	Toshiba Machine Co., Ltd.	4,900	149,803
	Toshiba TEC Corp.	8,800	344,598
	Tosho Co., Ltd.	3,200	62,270
	Tosoh Corp.	46,800	660,110
	Totech Corp.	1,700	42,016
	Totetsu Kogyo Co., Ltd.	4,800	139,764
	TOTO, Ltd.	5,799	235,639
	Totoku Electric Co., Ltd.	500	11,170
	Tottori Bank, Ltd. (The)	2,400	29,386
	Toukei Computer Co., Ltd.	700	22,612
	Tow Co., Ltd.	5,100	44,667
	Towa Bank, Ltd. (The)	9,200	67,231
	Towa Corp.	7,800	70,319
	Towa Pharmaceutical Co., Ltd.	5,100	116,455
	Toyo Construction Co., Ltd.	21,000	99,477
	Toyo Corp.	5,600	63,854
	Toyo Denki Seizo K.K.	1,200	16,368
*	Toyo Engineering Corp.	7,500	38,664
#	Toyo Gosei Co., Ltd.	1,400	50,179
	Toyo Ink SC Holdings Co., Ltd.	8,900	198,416
	Toyo Kanetsu K.K.	2,900	57,834
	Toyo Logistics Co., Ltd.	6,300	18,124
	Toyo Machinery & Metal Co., Ltd.	4,900	23,146
	Toyo Securities Co., Ltd.	14,000	18,722
	Toyo Seikan Group Holdings, Ltd.	23,100	390,797
	Toyo Tanso Co., Ltd.	3,500	65,090
	Toyo Tire Corp	33,000	412,511
	Toyo Wharf & Warehouse Co., Ltd.	1,500	19,428
	Toyobo Co., Ltd.	28,900	394,540
	Toyoda Gosei Co., Ltd.	23,700	537,719
	Toyota Boshoku Corp.	16,400	236,771
	Toyota Industries Corp.	5,200	281,255
	Toyota Motor Corp.	1	35
	TPR Co., Ltd.	6,600	108,031
	Trancom Co., Ltd.	2,400	170,397
	Transaction Co., Ltd.	2,200	21,544
*	Trend Micro, Inc.	10,500	548,629
#	Tri Chemical Laboratories, Inc.	1,400	132,875
#	Trinity Industrial Corp.	2,000	17,036
	Trusco Nakayama Corp.	6,800	158,185
	TS Tech Co., Ltd.	11,700	321,544
	TSI Holdings Co., Ltd.	15,400	72,394
	Tsubaki Nakashima Co., Ltd.	14,500	169,858
	Tsubakimoto Chain Co.	7,100	218,487
	Tsubakimoto Kogyo Co., Ltd.	1,200	43,579
*	Tsudakoma Corp.	1,200	11,896

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tsugami Corp.	14,000	$126,418
	Tsukada Global Holdings, Inc.	5,000	26,491
	Tsukishima Kikai Co., Ltd.	6,600	87,253
	Tsukuba Bank, Ltd.	28,700	53,967
	Tsukui Corp.	16,000	83,436
	Tsumura & Co.	3,300	89,629
	Tsuruha Holdings, Inc.	2,500	306,004
	Tsurumi Manufacturing Co., Ltd.	4,800	79,453
	Tsutsumi Jewelry Co., Ltd.	1,500	29,067
	Tsuzuki Denki Co., Ltd.	1,700	21,395
	TV Asahi Holdings Corp.	5,300	101,095
	Tv Tokyo Holdings Corp.	3,500	74,563
	TYK Corp.	5,500	15,634
	UACJ Corp.	10,100	205,813
	Ube Industries, Ltd.	33,900	680,407
	Uchida Yoko Co., Ltd.	1,000	65,237
	Uchiyama Holdings Co., Ltd.	3,100	14,635
	Ulvac, Inc.	14,200	512,248
	UMC Electronics Co., Ltd.	1,400	5,282
	Unicharm Corp.	9,800	335,392
	Uniden Holdings Corp.	1,300	24,411
	UNIMAT Retirement Community Co., Ltd.	1,200	17,099
	Union Tool Co.	1,200	34,002
	Unipres Corp.	13,400	170,917
	United Arrows, Ltd.	3,800	101,050
	United Super Markets Holdings, Inc.	11,400	101,802
	UNITED, Inc.	2,400	25,754
*	Unitika, Ltd.	18,800	73,967
	Unizo Holdings Co., Ltd.	4,800	244,089
	Urbanet Corp. Co., Ltd.	3,300	10,765
	Usen-Next Holdings Co., Ltd.	2,700	40,610
	Ushio, Inc.	27,400	400,917
	USS Co., Ltd.	13,900	252,280
#	UT Group Co., Ltd.	5,200	129,603
	Utoc Corp.	3,900	20,116
#	V Technology Co., Ltd.	1,600	70,680
	Valor Holdings Co., Ltd.	12,400	216,700
	Valqua, Ltd.	4,800	101,477
	Value HR Co., Ltd.	700	19,824
	ValueCommerce Co., Ltd.	2,700	62,826
	V-Cube, Inc.	4,000	25,436
*	Vector, Inc.	4,800	54,568
	Vertex Corp.	1,060	18,873
	Village Vanguard Co., Ltd.	1,200	11,056
*	Vision, Inc.	3,000	39,187
#*	Visionary Holdings Co., Ltd.	2,390	11,374
	Vital KSK Holdings, Inc.	10,100	96,038
	VT Holdings Co., Ltd.	25,500	104,320
	Wacoal Holdings Corp.	11,200	298,124
	Wacom Co., Ltd.	22,600	82,324
	Wakachiku Construction Co., Ltd.	3,700	56,151
*	Wakamoto Pharmaceutical Co., Ltd.	4,500	10,797
	Wakita & Co., Ltd.	9,800	90,652
	Warabeya Nichiyo Holdings Co., Ltd.	3,800	62,664
	Waseda Academy Co., Ltd.	2,000	20,680
#	Watahan & Co., Ltd.	1,100	19,069
	WATAMI Co., Ltd.	4,400	51,503
	Watts Co., Ltd.	1,800	10,222
	WDB Holdings Co., Ltd.	1,400	34,079

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Weathernews, Inc.	900	$31,578
	Welcia Holdings Co., Ltd.	3,530	193,845
	West Holdings Corp.	5,300	83,971
	Will Group, Inc.	3,100	30,027
	WIN-Partners Co., Ltd.	1,900	19,965
	Wood One Co., Ltd.	1,900	19,958
	Workman Co., Ltd.	800	64,467
	World Holdings Co., Ltd.	2,600	39,297
	Wowow, Inc.	1,700	42,128
	Xebio Holdings Co., Ltd.	6,300	67,017
	YAC Holdings Co., Ltd.	1,700	9,801
	Yachiyo Industry Co., Ltd.	900	5,664
	Yagi & Co., Ltd.	800	12,383
	Yahagi Construction Co., Ltd.	6,700	51,077
	Yaizu Suisankagaku Industry Co., Ltd.	1,700	16,119
	Yakult Honsha Co., Ltd.	2,700	135,797
#	YAKUODO Holdings Co., Ltd.	1,500	30,042
	YAMABIKO Corp.	8,100	79,088
	YAMADA Consulting Group Co., Ltd.	1,400	19,116
	Yamada Denki Co., Ltd.	45,800	230,844
	Yamagata Bank, Ltd. (The)	6,099	77,064
	Yamaguchi Financial Group, Inc.	24,800	149,300
	Yamaha Motor Co., Ltd.	36,100	669,930
*	Yamaha Motor Robotics Holdings Co., Ltd.	3,800	17,060
	Yamaichi Electronics Co., Ltd.	3,200	46,844
	YA-MAN, Ltd.	5,800	34,593
	Yamanashi Chuo Bank, Ltd. (The)	7,300	66,086
	Yamatane Corp.	2,600	35,754
	Yamato Corp.	4,700	32,857
	Yamato Holdings Co., Ltd.	14,100	225,787
	Yamato International, Inc.	3,200	11,985
	Yamato Kogyo Co., Ltd.	11,100	268,918
	Yamaura Corp.	2,200	18,667
	Yamazaki Baking Co., Ltd.	22,900	435,798
	Yamazawa Co., Ltd.	900	13,989
	Yamazen Corp.	11,300	104,694
	Yaoko Co., Ltd.	3,700	189,306
	Yashima Denki Co., Ltd.	3,400	28,044
#	Yaskawa Electric Corp.	17,400	595,632
	Yasuda Logistics Corp.	3,400	33,123
#	Yasunaga Corp.	2,300	24,186
	Yellow Hat, Ltd.	9,400	149,638
	Yodogawa Steel Works, Ltd.	5,700	101,945
	Yokogawa Bridge Holdings Corp.	6,500	121,927
	Yokogawa Electric Corp.	11,600	201,840
	Yokohama Reito Co., Ltd.	12,100	105,280
	Yokohama Rubber Co., Ltd. (The)	40,200	683,288
	Yondenko Corp.	1,100	29,045
	Yondoshi Holdings, Inc.	2,400	52,128
	Yorozu Corp.	5,900	77,501
#	Yotai Refractories Co., Ltd.	4,900	31,206
	Yuasa Trading Co., Ltd.	3,500	112,292
	Yuken Kogyo Co., Ltd.	700	10,877
#	Yumeshin Holdings Co., Ltd.	7,900	61,198
	Yurtec Corp.	10,600	63,588
	Yushiro Chemical Industry Co., Ltd.	2,000	24,755
	Yutaka Giken Co., Ltd.	200	4,057
	Z Holdings Corp.	116,500	462,731
	Zaoh Co., Ltd.	800	10,818

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zenitaka Corp. (The)	600	$22,094
	Zenkoku Hosho Co., Ltd.	10,100	432,116
#	Zenrin Co., Ltd.	5,700	76,800
	Zensho Holdings Co., Ltd.	10,400	220,228
	Zeon Corp.	51,600	547,931
	ZIGExN Co., Ltd.	9,400	41,817
	Zojirushi Corp.	6,100	121,240
	ZOZO, Inc.	13,700	228,184
	Zuiko Corp.	700	27,126
	Zuken, Inc.	1,400	31,776
TOTAL JAPAN			285,551,286
NETHERLANDS — (3.3%)
	Aalberts NV	30,044	1,311,737
	ABN AMRO Bank NV	26,025	452,977
	Accell Group NV	3,450	106,683
	Aegon NV	214,942	870,493
	Aegon NV	76,768	307,840
	Akzo Nobel NV	16,598	1,566,333
*	Altice Europe NV	76,429	491,221
*	Altice Europe NV, Class B	3,103	20,222
#	AMG Advanced Metallurgical Group NV	6,267	142,500
	Amsterdam Commodities NV	4,113	94,435
	APERAM SA	9,685	276,837
	Arcadis NV	14,642	332,590
	ArcelorMittal SA	38,288	561,302
	ASM International NV	9,631	1,170,421
	ASML Holding NV	1,474	413,659
	ASML Holding NV	11,471	3,219,420
	ASR Nederland NV	31,857	1,185,369
*	Basic-Fit NV	9,132	337,856
	BE Semiconductor Industries NV	28,622	1,211,755
#*	Beter Bed Holding NV	3,857	9,607
#	Boskalis Westminster	14,950	349,667
#	Brunel International NV	1,267	11,621
	Coca-Cola European Partners P.L.C.	21,042	1,124,229
	Corbion NV	15,816	547,804
	Flow Traders	13,664	319,114
	ForFarmers NV	11,164	72,976
#*	Fugro NV	17,870	187,678
	GrandVision NV	15,221	466,315
*	Heijmans NV	6,603	52,314
	Hunter Douglas NV	1,198	78,285
	IMCD NV	6,809	587,948
	ING Groep NV	182,241	1,978,628
	Intertrust NV	6,117	108,859
	Kendrion NV	4,270	93,448
	Koninklijke Ahold Delhaize NV	169,901	4,169,610
#	Koninklijke BAM Groep NV	84,466	232,570
	Koninklijke DSM NV	16,449	2,001,934
	Koninklijke KPN NV	537,132	1,504,956
	Koninklijke Philips NV	37,414	1,713,465
#	Koninklijke Philips NV	15,500	709,590
	Koninklijke Vopak NV	4,920	263,447
	Nederland Apparatenfabriek	1,294	70,076
	NN Group NV	32,172	1,116,642
#*	OCI NV	22,234	383,010
	Ordina NV	25,878	56,858
	Randstad NV	32,807	1,884,302

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	SBM Offshore NV	52,687	$906,404
	Signify NV	31,291	1,042,829
	Sligro Food Group NV	7,241	206,981
	TKH Group NV	11,860	626,982
	TomTom NV	20,625	223,865
	Unilever NV	39,041	2,275,309
	Unilever NV	14,403	840,446
	Van Lanschot Kempen NV	3,124	66,340
	Wolters Kluwer NV	21,152	1,589,393
TOTAL NETHERLANDS			41,947,152
NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd.	56,401	540,385
	Abano Healthcare Group, Ltd.	2,986	10,076
	Air New Zealand, Ltd.	201,351	365,716
	Arvida Group, Ltd.	18,686	22,169
	Auckland International Airport, Ltd.	38,639	215,069
	CBL Corp., Ltd.	8,101	3,113
	Chorus, Ltd.	129,413	544,176
#*	Comvita, Ltd.	2,440	4,350
	Contact Energy, Ltd.	48,151	230,477
	EBOS Group, Ltd.	15,003	230,287
*	Eroad, Ltd.	3,923	8,014
	Fisher & Paykel Healthcare Corp., Ltd.	30,399	454,731
	Fletcher Building, Ltd.	72,442	258,562
#*	Fonterra Co-operative Group, Ltd.	11,016	28,773
	Freightways, Ltd.	22,414	124,315
	Genesis Energy, Ltd.	65,241	132,302
#	Gentrack Group, Ltd.	5,468	7,038
	Hallenstein Glasson Holdings, Ltd.	9,781	37,875
	Heartland Group Holdings, Ltd.	98,101	118,088
	Infratil, Ltd.	99,871	348,706
	Investore Property, Ltd.	27,256	32,873
	Kathmandu Holdings, Ltd.	46,683	89,709
	Mainfreight, Ltd.	9,951	265,649
	Mercury NZ, Ltd.	24,238	81,655
	Meridian Energy, Ltd.	28,632	98,392
	Metlifecare, Ltd.	28,991	128,513
*	Metro Performance Glass, Ltd.	28,095	4,623
	NEW Zealand King Salmon Investments, Ltd.	12,378	17,889
	New Zealand Refining Co., Ltd. (The)	33,462	35,152
*	NZME, Ltd.	18,597	4,656
#	NZX, Ltd.	42,191	37,797
#	Oceania Healthcare, Ltd.	26,813	21,129
	PGG Wrightson, Ltd.	2,769	4,364
#	Port of Tauranga, Ltd.	23,836	116,158
*	Restaurant Brands New Zealand, Ltd.	1,504	12,959
	Ryman Healthcare, Ltd.	11,395	120,807
	Sanford, Ltd.	11,436	57,929
#	Scales Corp., Ltd.	16,423	50,305
#	Skellerup Holdings, Ltd.	28,994	46,665
	SKY Network Television, Ltd.	82,458	36,737
	Spark New Zealand, Ltd.	143,310	429,231
#	Steel & Tube Holdings, Ltd.	26,145	13,817
	Summerset Group Holdings, Ltd.	58,228	333,933
*	Synlait Milk, Ltd.	9,559	53,967
	Tourism Holdings, Ltd.	28,830	55,388
*	TOWER, Ltd.	17,032	7,680
	Trustpower, Ltd.	7,314	35,407

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Vector, Ltd.	17,959	$42,165
#	Vista Group International, Ltd.	12,295	28,281
	Warehouse Group, Ltd. (The)	25,303	43,838
	Z Energy, Ltd.	77,831	222,891
TOTAL NEW ZEALAND			6,214,781
NORWAY — (1.0%)
	ABG Sundal Collier Holding ASA	85,449	36,876
*	Adevinta ASA, Class B	4,991	60,895
	AF Gruppen ASA	3,661	68,455
*	Akastor ASA	34,023	33,755
	Aker BP ASA	11,645	328,009
*	Aker Solutions ASA	32,032	64,685
	American Shipping Co. ASA	14,670	51,159
#*	Archer, Ltd.	12,255	3,811
	Atea ASA	17,327	224,888
	Austevoll Seafood ASA	24,096	234,930
*	Avance Gas Holding, Ltd.	10,487	59,862
*	Axactor SE	15,198	28,336
#	B2Holding ASA	18,973	15,836
	Bakkafrost P/F	6,650	473,144
	Bonheur ASA	6,002	138,214
	Borregaard ASA	29,576	282,813
	BW LPG, Ltd.	22,221	178,876
*	BW Offshore, Ltd.	27,016	147,331
	Data Respons ASA	7,692	40,235
	DNB ASA	47,752	834,828
	DNO ASA	210,457	208,873
	Entra ASA	8,739	149,139
	Equinor ASA	97,963	1,767,994
	Equinor ASA, Sponsored ADR	3,101	56,376
	Europris ASA	18,368	66,791
#	FLEX LNG, Ltd.	3,497	28,566
	Frontline, Ltd.	17,943	162,223
	Gjensidige Forsikring ASA	7,694	167,685
	Grieg Seafood ASA	14,604	223,783
	Hoegh LNG Holdings, Ltd.	11,854	35,412
*	Kongsberg Automotive ASA	69,568	39,090
	Kvaerner ASA	31,962	35,165
	Leroy Seafood Group ASA	13,669	88,687
	Mowi ASA	20,357	485,553
#*	NEL ASA	38,810	38,416
*	Nordic Semiconductor ASA	4,141	26,385
	Norsk Hydro ASA	169,258	528,990
	Norway Royal Salmon ASA	1,193	30,403
#*	Norwegian Air Shuttle ASA	8,639	33,093
*	Norwegian Finans Holding ASA	27,148	277,404
#	Norwegian Property ASA	1,195	1,791
#	Ocean Yield ASA	15,119	75,975
*	Odfjell Drilling, Ltd.	26,164	69,008
*	Odfjell SE, Class A	3,280	9,839
	Olav Thon Eiendomsselskap ASA	3,755	69,616
	Orkla ASA	14,424	139,246
*	Otello Corp. ASA	37,717	67,975
#*	PGS ASA	89,474	171,225
*	Protector Forsikring ASA	7,037	31,658
#*	REC Silicon ASA	28,794	16,138
	Salmar ASA	4,507	220,443
	Sbanken ASA	10,925	83,021

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Scatec Solar ASA	21,225	$361,640
	Schibsted ASA, Class A	2,182	65,706
	Schibsted ASA, Class B	2,783	78,610
	Selvaag Bolig ASA	9,716	55,528
#	Solon Eiendom ASA	3,787	15,267
	SpareBank 1 SR-Bank ASA	23,932	254,605
	Stolt-Nielsen, Ltd.	7,288	94,022
	Storebrand ASA	87,925	675,507
	Subsea 7 SA	30,323	324,183
	Telenor ASA	23,788	429,874
	TGS NOPEC Geophysical Co. ASA	19,572	497,481
	Tomra Systems ASA	9,964	293,289
	Treasure ASA	11,954	18,194
	Veidekke ASA	20,274	255,329
#*	XXL ASA	7,060	8,999
	Yara International ASA	4,353	158,081
TOTAL NORWAY			12,299,216
PORTUGAL — (0.2%)
	Altri SGPS SA	17,850	110,174
	Banco Comercial Portugues SA, Class R	1,456,963	309,051
	CTT-Correios de Portugal SA	26,952	87,479
	EDP - Energias de Portugal SA	67,830	340,163
	EDP Renovaveis SA	31,735	421,684
	Galp Energia SGPS SA	16,919	255,655
	Jeronimo Martins SGPS SA	27,162	467,401
#	Mota-Engil SGPS SA	24,656	46,178
#	Navigator Co. SA (The)	48,904	175,493
	NOS SGPS SA	86,892	451,001
	REN - Redes Energeticas Nacionais SGPS SA	25,119	76,114
	Semapa-Sociedade de Investimento e Gestao	7,457	103,886
	Sonae Capital SGPS SA	22,088	18,834
	Sonae SGPS SA	220,723	205,326
TOTAL PORTUGAL			3,068,439
SINGAPORE — (1.0%)
	Accordia Golf Trust	144,700	69,814
	AEM Holdings, Ltd.	25,700	34,966
	Amara Holdings, Ltd.	40,200	12,506
	Ascendas India Trust	123,700	142,916
	Banyan Tree Holdings, Ltd.	72,700	21,533
#	Best World International, Ltd.	53,300	19,744
	Boustead Projects, Ltd.	2,700	1,875
	Boustead Singapore, Ltd.	79,500	44,228
	BreadTalk Group, Ltd.	24,000	10,075
	Bukit Sembawang Estates, Ltd.	34,300	113,405
	CapitaLand, Ltd.	143,400	377,884
	Centurion Corp., Ltd.	37,000	12,331
	China Aviation Oil Singapore Corp., Ltd.	51,700	43,272
	China Sunsine Chemical Holdings, Ltd.	214,800	75,895
	Chip Eng Seng Corp., Ltd.	104,700	44,680
	Chuan Hup Holdings, Ltd.	81,300	13,318
	City Developments, Ltd.	42,000	323,708
	ComfortDelGro Corp., Ltd.	206,400	326,491
	Dairy Farm International Holdings, Ltd.	20,000	102,746
	DBS Group Holdings, Ltd.	51,177	942,734
	Del Monte Pacific, Ltd.	53,748	5,795
	Delfi, Ltd.	26,800	18,874

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Duty Free International, Ltd.	58,700	$6,542
	Elec & Eltek International Co., Ltd.	6,400	10,615
*	Ezion Holdings, Ltd.	982,352	5,831
#*	Ezra Holdings, Ltd.	190,010	1,443
	Far East Orchard, Ltd.	39,600	32,983
	First Resources, Ltd.	102,800	127,670
	Food Empire Holdings, Ltd.	42,400	19,982
*	Fragrance Group, Ltd.	64,000	6,553
	Fraser and Neave, Ltd.	32,500	40,639
	Frasers Property, Ltd.	62,400	77,752
	Frencken Group, Ltd.	61,500	37,694
	Fu Yu Corp., Ltd.	102,100	18,956
*	Gallant Venture, Ltd.	52,000	4,449
	Geo Energy Resources, Ltd.	113,700	11,768
	GL, Ltd.	85,500	49,440
	Golden Agri-Resources, Ltd.	1,138,100	174,035
	Golden Energy & Resources, Ltd.	34,500	4,285
	Great Eastern Holdings, Ltd.	3,500	55,463
	GuocoLand, Ltd.	70,700	94,687
*	Halcyon Agri Corp., Ltd.	43,213	14,391
	Hanwell Holdings, Ltd.	88,400	13,268
	Haw Par Corp., Ltd.	20,800	185,933
	Hi-P International, Ltd.	51,800	48,300
	Ho Bee Land, Ltd.	39,400	66,039
	Hong Fok Corp., Ltd.	66,700	37,977
*	Hong Leong Asia, Ltd.	59,600	25,637
	Hong Leong Finance, Ltd.	55,000	104,527
	Hongkong Land Holdings, Ltd.	71,200	377,926
	Hotel Grand Central, Ltd.	28,891	26,421
	Hour Glass, Ltd. (The)	3,100	1,745
	Hutchison Port Holdings Trust	914,900	146,034
*	Hyflux, Ltd.	78,700	8
	iFAST Corp., Ltd.	17,500	13,029
	Indofood Agri Resources, Ltd.	119,900	28,066
	Japfa, Ltd.	182,930	73,352
	Jardine Cycle & Carriage, Ltd.	6,066	128,977
	Keppel Corp., Ltd.	92,900	451,524
	Keppel Infrastructure Trust	452,371	173,652
	KSH Holdings, Ltd.	38,300	10,857
	Lian Beng Group, Ltd.	68,800	25,161
	Lum Chang Holdings, Ltd.	70,700	18,347
	Metro Holdings, Ltd.	77,400	50,392
#*	Midas Holdings, Ltd.	218,800	5,772
*	mm2 Asia, Ltd.	101,700	15,934
	Oversea-Chinese Banking Corp., Ltd.	137,201	1,079,649
	Oxley Holdings, Ltd.	185,017	47,199
	Pan-United Corp., Ltd.	47,875	12,704
	Penguin International, Ltd.	28,666	13,365
	Q&M Dental Group Singapore, Ltd.	44,700	14,904
	QAF, Ltd.	44,382	24,953
*	Raffles Education Corp., Ltd.	133,900	7,846
	Riverstone Holdings, Ltd.	21,800	16,720
	Roxy-Pacific Holdings, Ltd.	25,150	6,532
	SATS, Ltd.	66,500	221,346
	SBS Transit, Ltd.	6,200	16,434
	Sembcorp Industries, Ltd.	308,600	475,765
	Sheng Siong Group, Ltd.	98,700	88,862
	SIIC Environment Holdings, Ltd.	190,400	32,765
	Sinarmas Land, Ltd.	175,900	29,981

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Sing Holdings, Ltd.	67,700	$19,324
	Singapore Airlines, Ltd.	120,000	748,083
	Singapore Exchange, Ltd.	55,400	351,478
	Singapore Post, Ltd.	342,600	224,088
#	Singapore Press Holdings, Ltd.	272,600	400,552
	Singapore Telecommunications, Ltd.	217,800	524,083
	Singapore Telecommunications, Ltd.	32,500	78,183
	Stamford Land Corp., Ltd.	122,800	44,966
#	StarHub, Ltd.	98,600	103,976
	Straits Trading Co., Ltd.	19,800	29,570
	Sunningdale Tech, Ltd.	49,000	44,718
*	Swiber Holdings, Ltd.	23,999	359
	Tuan Sing Holdings, Ltd.	105,694	23,897
	UMS Holdings, Ltd.	71,875	48,931
	United Overseas Bank, Ltd.	50,870	948,834
	UOB-Kay Hian Holdings, Ltd.	64,419	57,066
	UOL Group, Ltd.	54,351	315,729
	Valuetronics Holdings, Ltd.	117,650	62,411
	Venture Corp., Ltd.	46,200	545,551
	Wee Hur Holdings, Ltd.	81,000	12,715
	Wing Tai Holdings, Ltd.	114,900	168,096
	Yangzijiang Shipbuilding Holdings Ltd.	143,600	98,571
*	Yongnam Holdings, Ltd.	92,650	10,076
TOTAL SINGAPORE			12,533,128
SPAIN — (2.3%)
	Acciona SA	6,672	757,314
	Acerinox SA	44,968	437,794
	ACS Actividades de Construccion y Servicios SA	22,889	760,980
	Aena SME SA	4,633	857,476
	Alantra Partners SA	1,555	26,442
	Amadeus IT Group SA	17,114	1,341,841
*	Amper SA	166,633	47,436
	Applus Services SA	42,510	493,267
	Atresmedia Corp. de Medios de Comunicacion SA	12,702	43,101
	Azkoyen SA	1,900	13,538
	Banco Bilbao Vizcaya Argentaria SA	138,400	716,440
	Banco de Sabadell SA	656,815	591,821
	Banco Santander SA	673,968	2,656,034
	Bankia SA	155,268	282,173
	Bankinter SA	113,933	738,810
	Bolsas y Mercados Espanoles SHMSF SA	19,372	751,458
	CaixaBank SA	237,758	694,913
	Cellnex Telecom SA	38,065	1,893,169
	CIE Automotive SA	8,712	191,176
	Construcciones y Auxiliar de Ferrocarriles SA	1,770	78,667
	Ebro Foods SA	8,039	166,192
*	eDreams ODIGEO SA	7,637	37,396
	Elecnor SA	7,592	85,523
	Enagas SA	37,728	1,016,536
#	Ence Energia y Celulosa SA	46,545	188,291
	Endesa SA	20,349	558,724
	Ercros SA	32,968	94,639
	Euskaltel SA	29,850	281,283
	Faes Farma SA	92,589	504,575
	Ferrovial SA	4,537	144,122
*	Fluidra SA	5,799	71,276
	Fomento de Construcciones y Contratas SA	5,203	64,762
*	Global Dominion Access SA	32,538	119,109

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Grifols SA	3,974	$133,468
	Grupo Catalana Occidente SA	2,287	75,107
*	Grupo Empresarial San Jose SA	5,655	40,417
*	Grupo Ezentis SA	9,294	4,419
	Iberdrola S.A.	402,706	4,406,145
	Iberpapel Gestion SA	773	21,378
*	Indra Sistemas SA	31,444	361,100
	Industria de Diseno Textil SA	31,700	1,065,978
	Laboratorios Farmaceuticos Rovi SA	13	358
	Liberbank SA	583,259	192,755
	Mapfre SA	213,266	545,781
*	Masmovil Ibercom SA	8,860	185,341
	Mediaset Espana Comunicacion SA	58,553	320,584
	Melia Hotels International SA	28,859	231,764
	Naturgy Energy Group SA	28,690	756,692
#*	Obrascon Huarte Lain SA	27,745	32,450
*	Promotora de Informaciones SA, Class A	63,603	96,208
	Prosegur Cia de Seguridad SA	35,857	141,401
*	Quabit Inmobiliaria SA	21,153	24,831
*	Realia Business SA	45,114	45,042
	Red Electrica Corp. SA	35,355	707,321
	Repsol SA	38,111	524,520
	Sacyr S.A.	105,144	301,404
	Sacyr SA	2,285	6,563
*	Solaria Energia y Medio Ambiente SA	7,125	66,719
*	Talgo SA	3,146	20,799
#	Telefonica SA, Sponsored ADR	2,163	14,557
	Telefonica SA	154,966	1,048,144
	Tubacex SA	25,843	73,097
	Unicaja Banco SA	77,009	77,015
	Vidrala SA	5,114	548,625
	Viscofan SA	4,444	236,573
	Vocento SA	7,738	9,780
	Zardoya Otis SA	25,889	195,062
TOTAL SPAIN			29,217,676
SWEDEN — (2.9%)
	AAK AB	21,762	408,928
	AcadeMedia AB	9,268	55,650
*	Adapteo Oyj	9,188	107,386
	AddLife AB, Class B	2,786	84,595
	AddNode Group AB	5,324	107,579
	AddTech AB, Class B	9,863	301,859
	AF POYRY AB	15,609	396,457
	Alfa Laval AB	13,507	337,177
	Alimak Group AB	8,324	114,240
	Arjo AB, Class B	44,131	211,398
#	Atlas Copco AB, Class A	25,253	893,805
	Atlas Copco AB, Class B	14,445	449,000
	Atrium Ljungberg AB, Class B	5,609	135,610
	Attendo AB	14,824	81,559
#	Avanza Bank Holding AB	20,530	201,144
	Axfood AB	7,378	152,983
	BE Group AB	2,614	9,891
#	Beijer Alma AB	8,702	131,748
	Beijer Electronics Group AB	2,445	14,310
	Beijer Ref AB	8,919	268,284
	Bergman & Beving AB	6,396	57,514
	Besqab AB	1,035	15,391

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bilia AB, Class A	33,505	$367,790
	BillerudKorsnas AB	50,615	650,396
	BioGaia AB, Class B	3,627	156,994
	Biotage AB	9,092	113,607
	Bjorn Borg AB	2,898	7,474
#	Boliden AB	42,600	1,011,333
	Bonava AB, Class B	21,002	187,868
	Bravida Holding AB	34,487	314,366
	Bufab AB	8,811	120,491
	Bulten AB	2,966	22,060
	Bure Equity AB	17,729	394,760
#*	Byggmax Group AB	18,910	56,403
	Castellum AB	7,157	175,821
	Catena AB	3,861	167,163
*	Cavotec SA	8,277	17,347
	Clas Ohlson AB, Class B	3,841	40,714
	Cloetta AB, Class B	60,701	213,958
#*	Collector AB	2,194	6,896
	Concentric AB	9,782	156,291
	Coor Service Management Holding AB	4,123	37,703
	Dios Fastigheter AB	16,550	152,618
#	Dometic Group AB	61,514	559,437
*	Doro AB	5,800	28,567
	Duni AB	5,891	80,301
#	Dustin Group AB	12,279	94,932
	Eastnine AB	4,136	60,355
	Elanders AB, Class B	1,369	12,587
	Electrolux AB, Class B	30,114	714,395
#	Elekta AB, Class B	21,330	244,310
*	Eltel AB	14,557	28,040
*	Enea AB	3,517	60,061
	Epiroc AB, Class A	20,192	233,591
	Epiroc AB, Class B	11,238	127,008
	Essity AB, Class A	1,061	33,736
	Essity AB, Class B	33,701	1,069,869
	Fabege AB	6,681	114,523
#	Fagerhult AB	8,859	54,607
*	Fastighets AB Balder, Class B	7,208	341,953
#	FastPartner AB	5,997	63,257
	Fenix Outdoor International AG	573	61,196
#*	Fingerprint Cards AB, Class B	19,879	35,187
	Getinge AB, Class B	27,631	470,563
	Granges AB	25,022	231,149
	Gunnebo AB	15,756	40,977
	Haldex AB	9,561	48,529
#	Hennes & Mauritz AB, Class B	29,903	656,065
	Hexagon AB, Class B	6,501	353,419
	Hexpol AB	30,226	272,485
	HIQ International AB	588	3,051
#	HMS Networks AB	752	12,991
#*	Hoist Finance AB	12,304	61,426
	Holmen AB, Class B	16,047	475,117
	Hufvudstaden AB, Class A	8,902	176,361
	Humana AB	8,389	53,840
	Husqvarna AB, Class A	3,743	28,162
	Husqvarna AB, Class B	46,362	349,420
#	ICA Gruppen AB	3,974	174,735
	Indutrade AB	10,578	380,994
*	International Petroleum Corp.	14,208	50,566

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Intrum AB	14,527	$402,482
	Inwido AB	16,779	126,289
#*	ITAB Shop Concept AB, Class B	2,085	4,132
	JM AB	17,307	528,810
	Klovern AB, Class B	92,370	231,666
	KNOW IT AB	5,488	112,014
	Kungsleden AB	16,633	177,279
	Lagercrantz Group AB, Class B	15,291	248,405
	Lifco AB, Class B	2,502	147,556
	Lindab International AB	19,129	216,466
	Loomis AB, Class B	24,059	871,211
	Lundin Petroleum AB	7,146	217,343
*	Medivir AB, Class B	2,235	3,387
#*	Mekonomen AB	5,182	43,265
	Millicom International Cellular SA	8,549	403,716
*	Modern Times Group MTG AB, Class B	3,408	33,968
#	Momentum Group AB, Class B	4,954	59,827
#	Mycronic AB	9,725	189,281
	Nederman Holding AB	5,462	81,548
#*	Net Insight AB, Class B	19,401	4,458
	New Wave Group AB, Class B	14,821	88,925
	Nibe Industrier AB, Class B	12,755	221,061
	Nobia AB	31,165	229,786
	Nobina AB	39,899	302,684
	Nolato AB, Class B	3,468	200,924
	Nordic Entertainment Group AB, Class B	341	10,347
	NP3 Fastigheter AB	6,024	78,115
*	Nyfosa AB	31,889	312,153
	OEM International AB, Class B	1,603	40,572
	Pandox AB	11,193	249,577
	Peab AB, Class B	57,999	582,255
	Platzer Fastigheter Holding AB, Class B	8,730	103,734
	Pricer AB, Class B	31,342	69,326
	Proact IT Group AB	3,942	63,950
#*	Qliro Group AB	33,776	24,746
	Ratos AB, Class B	62,494	219,542
*	RaySearch Laboratories AB	3,756	36,641
#	Recipharm AB, Class B	11,888	174,516
	Resurs Holding AB	20,316	112,440
	Rottneros AB	22,228	25,619
	Sagax AB, Class B	10,830	166,586
	Samhallsbyggnadsbolaget i Norden AB	127,297	313,840
	Sandvik AB	92,603	1,690,161
#*	SAS AB	88,072	126,408
	Scandi Standard AB	16,388	125,930
	Scandic Hotels Group AB	22,472	238,352
	Sectra AB, Class B	4,544	186,989
	Securitas AB, Class B	18,289	287,857
	Semcon AB	4,640	31,885
	Sintercast AB	448	9,354
	Skandinaviska Enskilda Banken AB, Class A	78,203	772,796
#	Skandinaviska Enskilda Banken AB, Class C	1,001	10,575
	Skanska AB, Class B	20,472	473,860
	SKF AB, Class A	1,026	18,773
	SKF AB, Class B	31,644	579,231
#	SkiStar AB	7,834	86,204
	SSAB AB, Class A	2,180	6,675
#	SSAB AB, Class A	32,367	99,447
	SSAB AB, Class B, Share, Class B	12,326	35,298

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SSAB AB, Class B	59,466	$171,179
	Svenska Cellulosa AB SCA, Class A	2,239	22,936
	Svenska Cellulosa AB SCA, Class B	45,168	451,914
	Svenska Handelsbanken AB, Class A	63,316	620,320
	Svenska Handelsbanken AB, Class B	1,480	15,438
	Sweco AB, Class B	13,082	505,170
	Swedbank AB, Class A	46,150	708,575
#*	Swedish Orphan Biovitrum AB	6,693	119,126
	Systemair AB	3,753	68,392
	Tele2 AB, Class B	22,137	333,988
	Telia Co. AB	183,700	785,583
	Thule Group AB	17,181	405,494
	Trelleborg AB, Class B	24,259	398,300
	Troax Group AB	5,952	80,689
	Volvo AB, Class A	11,838	202,498
	Volvo AB, Class B	116,784	1,996,274
	Wallenstam AB, Class B	9,785	128,132
	Wihlborgs Fastigheter AB	21,978	420,967
TOTAL SWEDEN			36,711,535
SWITZERLAND — (4.9%)
	ABB, Ltd.	60,836	1,416,380
	Adecco Group AG	32,662	1,913,606
*	Alcon, Inc.	18,627	1,097,875
*	Alcon, Inc.	16,120	952,334
	Allreal Holding AG	4,746	984,472
	ALSO Holding AG	1,645	268,571
#*	ams AG	2,344	95,254
	APG SGA SA	313	90,761
	Arbonia AG	12,911	155,023
*	Aryzta AG	163,610	164,007
	Ascom Holding AG	7,876	77,953
#	Autoneum Holding AG	854	98,323
	Baloise Holding AG	8,754	1,581,661
	Banque Cantonale de Geneve	316	66,856
	Banque Cantonale Vaudoise	529	443,014
	Belimo Holding AG	87	609,995
	Bell Food Group AG	632	164,752
	Bellevue Group AG	2,601	75,733
	Berner Kantonalbank AG	1,225	291,225
	BKW AG	2,088	194,486
#	Bobst Group SA	2,128	111,573
#	Bossard Holding AG, Class A	2,664	386,969
	Bucher Industries AG	2,165	724,024
	Burckhardt Compression Holding AG	280	76,584
	Burkhalter Holding AG	843	67,166
	Calida Holding AG	1,402	52,669
	Carlo Gavazzi Holding AG	117	29,876
	Cembra Money Bank AG	6,562	767,309
	Cicor Technologies, Ltd.	650	39,323
	Cie Financiere Richemont SA	16,306	1,184,186
	Cie Financiere Tradition SA	544	62,108
	Clariant AG	15,084	339,537
	Coltene Holding AG	940	82,352
	Conzzeta AG	281	319,114
	Credit Suisse Group AG	71,491	904,000
	Credit Suisse Group AG, Sponsored ADR	31,476	396,913
	Daetwyler Holding AG	1,231	221,655
	DKSH Holding AG	6,405	330,400

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	dormakaba Holding AG	602	$378,528
	EFG International AG	26,058	161,265
	Emmi AG	490	475,148
	EMS-Chemie Holding AG	737	482,250
	Energiedienst Holding AG	346	12,859
#*	Evolva Holding SA	22,215	6,320
#	Feintool International Holding AG	721	38,495
	Flughafen Zurich AG	4,044	702,576
	Forbo Holding AG	368	631,589
*	GAM Holding AG	40,315	124,437
	Geberit AG	2,995	1,580,556
	Georg Fischer AG	1,075	1,054,227
	Givaudan SA	685	2,260,138
	Gurit Holding AG	111	167,983
	Helvetia Holding AG	9,744	1,400,758
	Hiag Immobilien Holding AG	870	97,937
#*	HOCHDORF Holding AG	269	23,193
	Huber & Suhner AG	3,713	276,646
	Hypothekarbank Lenzburg AG	6	28,905
	Implenia AG	3,739	152,420
	Inficon Holding AG	453	349,119
	Interroll Holding AG	152	297,095
	Intershop Holding AG	192	123,616
	Investis Holding SA	172	15,432
	Julius Baer Group, Ltd.	35,985	1,798,085
	Jungfraubahn Holding AG	613	104,688
	Kardex AG	3,375	575,391
#	Komax Holding AG	807	163,160
#	Kudelski SA	5,386	29,207
	Kuehne + Nagel International AG	4,290	693,358
	LafargeHolcim, Ltd.	17,430	885,806
*	Lastminute.com NV	1,394	63,999
	LEM Holding SA	68	102,732
	Liechtensteinische Landesbank AG	3,082	206,998
	Logitech International SA	5,413	242,488
#	Logitech International SA	9,093	405,821
	Luzerner Kantonalbank AG	728	309,307
*	MCH Group AG	114	2,913
*	Meier Tobler Group AG	721	12,141
	Metall Zug AG	47	107,267
	Mikron Holding AG	1,918	12,440
	Mobilezone Holding AG	7,762	88,050
	Mobimo Holding AG	1,797	579,892
	OC Oerlikon Corp. AG	44,474	473,675
#	Orell Fuessli Holding AG	12	1,420
	Orior AG	1,160	106,580
	Partners Group Holding AG	1,398	1,279,804
	Phoenix Mecano AG	139	64,581
#	Plazza AG, Class A	201	61,379
	PSP Swiss Property AG	7,711	1,165,957
	Rieter Holding AG	320	42,124
	Romande Energie Holding SA	24	31,667
#	Schaffner Holding AG	178	35,608
	Schindler Holding AG	1,121	278,706
*	Schmolz + Bickenbach AG	119,472	25,451
	Schweiter Technologies AG	283	350,365
	SFS Group AG	4,476	417,112
	SGS SA	427	1,235,171
#	Sika AG	10,331	1,857,776

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sonova Holding AG	2,499	$626,678
	St Galler Kantonalbank AG	549	261,413
	Straumann Holding AG	771	734,865
	Sulzer AG	4,076	449,535
	Sunrise Communications Group AG	12,635	1,043,444
	Swatch Group AG (The)	2,318	581,462
	Swatch Group AG (The)	4,017	195,275
	Swiss Life Holding AG	3,291	1,654,301
	Swiss Prime Site AG	12,236	1,493,834
	Swiss Re AG	10,554	1,191,746
	Swisscom AG	4,413	2,421,251
	Swissquote Group Holding SA	2,546	153,796
	Temenos AG	8,199	1,318,960
	Thurgauer Kantonalbank	103	11,701
	TX Group AG	707	66,727
	u-blox Holding AG	1,941	174,158
	UBS Group AG	1,735	21,548
*	UBS Group AG	139,389	1,724,242
	Valiant Holding AG	3,154	324,285
	Valora Holding AG	987	262,621
	VAT Group AG	8,623	1,301,616
	Vaudoise Assurances Holding SA	240	143,397
	Vetropack Holding AG	64	192,193
	Vifor Pharma AG	2,975	548,223
*	Von Roll Holding AG	5,887	5,133
	Vontobel Holding AG	7,247	504,872
	VP Bank AG	866	148,309
	VZ Holding AG	408	144,327
#	Walliser Kantonalbank	10	1,158
	Warteck Invest AG	17	38,433
	Ypsomed Holding AG	385	55,890
	Zehnder Group AG	2,871	136,198
	Zug Estates Holding AG, Class B	33	81,843
	Zuger Kantonalbank AG	16	108,865
	Zurich Insurance Group AG	7,458	3,095,947
TOTAL SWITZERLAND			62,708,896
UNITED KINGDOM — (14.2%)
	3i Group P.L.C.	94,988	1,381,768
	4imprint Group P.L.C.	3,249	141,987
	A.G. Barr P.L.C.	16,244	129,752
	AA P.L.C.	92,061	58,134
	Admiral Group P.L.C.	17,663	525,854
	Aggreko P.L.C.	82,578	838,248
	Air Partner P.L.C.	9,325	9,256
	Anglo American P.L.C.	138,117	3,604,038
	Anglo Pacific Group P.L.C.	37,140	85,036
	Anglo-Eastern Plantations P.L.C.	3,681	26,733
	Antofagasta P.L.C.	35,962	388,453
	Arrow Global Group P.L.C.	41,043	143,615
	Ashmore Group P.L.C.	56,347	403,005
	Ashtead Group P.L.C.	49,049	1,583,199
	Associated British Foods P.L.C.	3,780	130,840
	Auto Trader Group P.L.C.	164,268	1,212,098
	AVEVA Group P.L.C.	3,659	237,267
	Aviva P.L.C.	332,382	1,655,900
	Avon Rubber P.L.C.	5,568	182,923
	B&M European Value Retail SA	144,685	693,759
	Balfour Beatty P.L.C.	28,243	98,946

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bank of Georgia Group P.L.C.	7,070	$141,190
	Barclays P.L.C., Sponsored ADR	132,905	1,169,564
	Barclays P.L.C.	266,927	336,911
	Barratt Developments P.L.C.	155,043	1,641,522
	Bellway P.L.C.	40,333	2,122,156
	Berkeley Group Holdings P.L.C.	32,290	2,230,149
	BHP Group P.L.C., ADR	48,655	2,113,087
	BHP Group P.L.C.	12,358	268,992
	Biffa P.L.C.	11,067	41,111
	Bloomsbury Publishing P.L.C.	9,816	36,752
	Bodycote P.L.C.	53,188	600,241
*	Boohoo Group P.L.C.	100,272	399,757
	BP P.L.C., Sponsored ADR	230,260	8,319,289
	BP P.L.C.	511,686	3,080,402
	Braemar Shipping Services P.L.C.	6,415	17,508
	Brewin Dolphin Holdings P.L.C.	48,153	228,910
	Britvic P.L.C.	49,636	605,629
	BT Group P.L.C.	1,055,752	2,240,452
	Bunzl P.L.C.	19,825	513,473
	Burberry Group P.L.C.	31,082	796,955
	Burford Capital, Ltd.	5,468	45,418
*	Cairn Energy P.L.C.	186,441	416,457
*	Capita P.L.C.	77,891	149,455
	Capital & Counties Properties P.L.C.	94,605	303,581
*	Carclo P.L.C.	7,329	1,030
	Card Factory P.L.C.	111,232	129,800
	CareTech Holdings P.L.C.	11,897	71,768
	Carnival P.L.C., ADR	4,479	184,087
	Centamin P.L.C.	286,277	513,447
	Centrica P.L.C.	490,060	549,291
	Chesnara P.L.C.	19,037	81,819
	Cineworld Group P.L.C.	152,705	356,428
*	Circassia Pharmaceuticals P.L.C.	29,532	10,756
	City of London Investment Group P.L.C.	7,175	42,514
	Clarkson P.L.C.	4,236	163,155
	Clipper Logistics P.L.C.	10,168	34,786
	Close Brothers Group P.L.C.	31,400	586,180
	CLS Holdings P.L.C.	26,474	94,649
	CMC Markets P.L.C.	13,684	28,290
	Coca-Cola HBC AG	13,883	509,953
	Compass Group P.L.C.	54,524	1,347,948
	Computacenter P.L.C.	24,302	575,027
	Connect Group P.L.C.	18,166	8,243
	Consort Medical P.L.C.	6,852	90,636
	ConvaTec Group P.L.C.	179,946	492,971
	Costain Group P.L.C.	29,107	74,985
	Countryside Properties P.L.C.	70,684	454,655
*	Countrywide P.L.C.	835	4,182
	Cranswick P.L.C.	9,017	425,068
	Crest Nicholson Holdings P.L.C.	78,420	516,911
	Croda International P.L.C.	10,918	716,957
	Daejan Holdings P.L.C.	1,142	78,355
	Daily Mail & General Trust P.L.C., Class A	13,658	146,564
	DCC P.L.C.	4,000	322,968
	De La Rue P.L.C.	21,557	39,875
	Devro P.L.C.	60,589	136,982
	DFS Furniture P.L.C.	24,652	90,677
	Dignity P.L.C.	9,279	70,050
	Diploma P.L.C.	23,659	609,199

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Direct Line Insurance Group P.L.C.	271,766	$1,210,407
	DiscoverIE Group P.L.C.	5,122	38,634
	Dixons Carphone P.L.C.	205,831	367,807
	Domino's Pizza Group P.L.C.	83,305	339,283
	Drax Group P.L.C.	71,384	255,732
	DS Smith P.L.C.	180,199	807,917
	Dunelm Group P.L.C.	21,181	324,534
	easyJet P.L.C.	37,457	687,580
	Electrocomponents P.L.C.	133,391	1,165,280
	Elementis P.L.C.	65,114	109,746
	EMIS Group P.L.C.	4,396	66,724
*	EnQuest P.L.C.	385,681	121,499
	Equiniti Group P.L.C.	33,132	89,441
	Euromoney Institutional Investor P.L.C.	15,368	248,516
	Evraz P.L.C.	44,279	205,579
	Experian P.L.C.	66,671	2,320,682
	FDM Group Holdings P.L.C.	4,204	54,455
	Ferguson P.L.C.	13,617	1,222,833
	Ferrexpo P.L.C.	122,170	224,163
	Fevertree Drinks P.L.C.	5,193	94,278
	Findel P.L.C.	18,658	57,898
*	Firstgroup P.L.C.	399,229	651,193
	Forterra P.L.C.	60,604	263,331
*	Foxtons Group P.L.C.	38,161	41,912
*	Frasers Group P.L.C.	44,943	279,460
	Fresnillo P.L.C.	11,425	99,799
	G4S P.L.C.	472,272	1,215,376
	Galliford Try Holdings P.L.C.	31,809	62,549
	Games Workshop Group P.L.C.	6,452	563,882
*	Gem Diamonds, Ltd.	29,324	23,829
	Genel Energy P.L.C.	24,692	59,764
	Glencore P.L.C.	657,917	1,924,139
	Go-Ahead Group P.L.C. (The)	18,670	503,206
	GoCo Group P.L.C.	52,665	64,931
	Grafton Group P.L.C.	24,757	300,584
	Grainger P.L.C.	90,933	355,046
	Greencore Group P.L.C.	90,910	294,085
	Greggs P.L.C.	45,157	1,341,918
	Gulf Keystone Petroleum, Ltd.	61,826	151,326
	Gym Group P.L.C. (The)	12,823	50,090
	H&T Group P.L.C.	3,000	14,902
	Halfords Group P.L.C.	61,248	132,261
	Halma P.L.C.	61,089	1,695,614
	Hargreaves Lansdown P.L.C.	22,581	512,578
	Hastings Group Holdings P.L.C.	42,151	100,136
	Hays P.L.C.	433,514	886,560
	Headlam Group P.L.C.	277,158	82,897
	Helical P.L.C.	26,496	167,469
	Henry Boot P.L.C.	3,282	14,351
	Highland Gold Mining, Ltd.	36,420	100,761
	Hill & Smith Holdings P.L.C.	20,123	376,446
	Hilton Food Group P.L.C.	7,381	102,417
	Hiscox, Ltd.	16,764	290,028
	Hochschild Mining P.L.C.	81,816	181,785
	Hollywood Bowl Group P.L.C.	17,863	68,932
	HomeServe P.L.C.	81,529	1,377,709
*	Horizon Discovery Group P.L.C.	7,750	16,200
	Hostelworld Group P.L.C.	2,529	5,050
	Howden Joinery Group P.L.C.	191,376	1,736,143

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	HSBC Holdings P.L.C., Sponsored ADR	152,743	$5,543,043
	Hunting P.L.C.	71,985	134,543
	Huntsworth P.L.C.	26,579	22,889
	Hyve Group P.L.C.	124,953	162,327
	Ibstock P.L.C.	71,243	273,336
	IG Group Holdings P.L.C.	73,746	645,723
	IMI P.L.C.	92,056	1,338,107
	Inchcape P.L.C.	133,755	1,159,288
*	Indivior P.L.C.	294,858	147,397
	Informa P.L.C.	46,785	477,911
	InterContinental Hotels Group P.L.C., ADR	6,252	383,799
	InterContinental Hotels Group P.L.C.	4,909	302,373
	Intermediate Capital Group P.L.C.	26,340	604,099
	International Consolidated Airlines Group SA	96,938	726,439
	International Personal Finance P.L.C.	63,650	132,378
	Intertek Group P.L.C.	12,670	961,374
	Investec P.L.C.	104,829	578,436
*	IP Group P.L.C.	80,263	72,960
	ITV P.L.C.	271,623	483,926
	IWG P.L.C.	224,713	1,308,117
	J Sainsbury P.L.C.	211,632	564,477
	James Fisher & Sons P.L.C.	11,386	296,118
	JD Sports Fashion P.L.C.	169,439	1,832,349
	John Laing Group P.L.C.	24,125	112,840
	John Menzies P.L.C.	25,276	143,833
	John Wood Group P.L.C.	152,980	757,234
	Johnson Matthey P.L.C.	10,046	344,434
	Jupiter Fund Management P.L.C.	88,403	448,524
*	Just Eat P.L.C.	11,579	131,415
*	Just Group P.L.C.	281,946	289,884
	Kainos Group P.L.C.	5,129	53,294
	KAZ Minerals P.L.C.	64,883	373,964
	Keller Group P.L.C.	17,172	188,931
	Kier Group P.L.C.	23,677	27,988
	Kin & Carta P.L.C.	6,584	9,662
	Kingfisher P.L.C.	250,266	671,903
*	Lamprell P.L.C.	41,997	18,717
	Lancashire Holdings, Ltd.	35,949	354,986
	Legal & General Group P.L.C.	512,955	2,063,055
*	Liberty Global P.L.C., Class A	3,806	78,098
*	Liberty Global P.L.C., Class C	9,330	181,748
	Liontrust Asset Management P.L.C.	2,975	52,872
	Lloyds Banking Group P.L.C.	3,680,410	2,747,551
#	Lloyds Banking Group P.L.C., ADR	153,413	454,102
	London Stock Exchange Group P.L.C.	18,855	1,948,519
	Lookers P.L.C.	75,313	55,107
	Low & Bonar P.L.C.	85,446	14,607
	LSL Property Services P.L.C.	8,985	36,327
*	M&G P.L.C.	1,387	4,377
	Man Group P.L.C.	376,306	762,678
	Marks & Spencer Group P.L.C.	420,647	975,452
	Marshalls P.L.C.	69,132	720,352
	McBride P.L.C.	51,771	42,681
	McCarthy & Stone P.L.C.	70,108	136,529
	Mears Group P.L.C.	24,782	99,665
	Meggitt P.L.C.	92,288	821,002
	Melrose Industries P.L.C.	324,115	993,310
	Micro Focus International P.L.C., Sponsored ADR	27,103	363,180
	Micro Focus International P.L.C.	16,455	220,978

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Midwich Group P.L.C.	5,324	$37,148
	Mitie Group P.L.C.	70,762	123,750
	MJ Gleeson P.L.C.	3,892	49,227
	Mondi P.L.C.	29,843	607,208
	Moneysupermarket.com Group P.L.C.	108,245	464,647
	Morgan Advanced Materials P.L.C.	106,612	438,586
	Morgan Sindall Group P.L.C.	10,265	247,872
	Morses Club P.L.C.	4,863	8,101
	Mortgage Advice Bureau Holdings, Ltd.	1,598	16,601
	Motorpoint group P.L.C.	7,562	31,456
	MP Evans Group P.L.C.	1,424	13,352
	N Brown Group P.L.C.	24,716	26,690
	NAHL Group P.L.C.	7,421	9,416
	National Express Group P.L.C.	140,758	830,059
	National Grid P.L.C.	6,526	86,710
#	National Grid P.L.C., Sponsored ADR	11,128	737,553
	Next P.L.C.	9,979	906,886
	Non-Standard Finance P.L.C.	28,954	10,888
	Norcros P.L.C.	7,961	30,266
#	Northgate P.L.C.	40,459	142,213
*	Ocado Group P.L.C.	16,623	268,024
	On the Beach Group P.L.C.	23,702	122,059
	OneSavings Bank P.L.C.	60,451	339,917
	Oxford Instruments P.L.C.	16,863	342,940
	Pagegroup P.L.C.	121,868	734,144
	Pan African Resources P.L.C.	79,559	13,645
	Paragon Banking Group P.L.C.	66,887	448,235
	PayPoint P.L.C.	11,734	154,470
	Pearson P.L.C.	24,441	182,426
#	Pearson P.L.C., Sponsored ADR	6,800	50,456
	Pendragon P.L.C.	410,508	66,829
	Pennon Group P.L.C.	72,742	1,061,760
	Persimmon P.L.C.	32,656	1,314,668
*	Petra Diamonds, Ltd.	178,681	22,421
	Petrofac, Ltd.	37,629	173,092
*	Petropavlovsk P.L.C.	595,412	142,689
	Pets at Home Group P.L.C.	139,344	518,104
	Pharos Energy P.L.C.	69,861	41,950
	Phoenix Group Holdings P.L.C.	110,361	1,101,687
	Photo-Me International P.L.C.	91,911	108,773
	Polar Capital Holdings P.L.C.	1,435	11,069
	Polypipe Group P.L.C.	50,707	361,919
	Porvair P.L.C.	3,597	37,279
*	Premier Foods P.L.C.	201,780	96,305
	Premier Miton Group P.L.C.	1,993	4,387
*	Premier Oil P.L.C.	266,330	351,582
	Provident Financial P.L.C.	34,288	210,060
#	Prudential P.L.C., ADR	13,225	470,281
	PZ Cussons P.L.C.	40,997	104,483
	Quilter P.L.C.	279,465	625,796
*	Raven Property Group, Ltd.	42,110	27,813
	Reach P.L.C.	80,674	141,230
	Redrow P.L.C.	60,082	629,637
	RELX P.L.C., Sponsored ADR	40,597	1,077,435
	RELX P.L.C.	22,194	587,496
	Renewi P.L.C.	74,274	34,904
	Renishaw P.L.C.	6,512	340,914
*	Renold P.L.C.	9,728	2,216
	Rentokil Initial P.L.C.	294,780	1,815,421

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rhi Magnesita NV	3,146	$134,653
	Rhi Magnesita NV	3,276	137,888
	Ricardo P.L.C.	7,238	73,427
	Rightmove P.L.C.	147,870	1,281,521
	Rio Tinto P.L.C.	24,424	1,306,054
	Rio Tinto P.L.C., Sponsored ADR	63,797	3,408,674
	Robert Walters P.L.C.	10,939	87,014
*	Rockhopper Exploration P.L.C.	43,188	9,933
	Rolls-Royce Holdings P.L.C.	124,927	1,100,399
	Rotork P.L.C.	125,868	504,342
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	98,252	562,001
	Royal Dutch Shell P.L.C., Class A	73,004	1,917,120
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	46,737	2,437,335
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	70,640	3,763,699
	Royal Dutch Shell P.L.C., Class B	6,426	168,858
	Royal Mail P.L.C.	121,691	318,086
	RPS Group P.L.C.	41,122	94,388
	RSA Insurance Group P.L.C.	96,225	698,138
	S&U P.L.C.	377	10,852
	Saga P.L.C.	204,926	113,069
	Sage Group P.L.C. (The)	7,353	71,586
*	San Leon Energy P.L.C.	19,595	6,761
	Savills P.L.C.	38,477	630,751
	Schroders P.L.C.	6,071	257,043
	Schroders P.L.C.	2,696	88,476
	SDL P.L.C.	2,946	23,980
	Senior P.L.C.	97,428	214,380
	Severfield P.L.C.	44,779	50,866
	Severn Trent P.L.C.	23,750	808,202
	SIG P.L.C.	91,068	111,028
	Signature Aviation P.L.C.	111,516	427,619
#	Smith & Nephew P.L.C., Sponsored ADR	1,231	59,100
	Smith & Nephew P.L.C.	31,617	760,733
	Softcat P.L.C.	23,174	352,894
	Spectris P.L.C.	15,328	533,721
	Speedy Hire P.L.C.	79,422	83,445
	Spirax-Sarco Engineering P.L.C.	7,791	915,247
	Spirent Communications P.L.C.	104,099	304,094
	SSE P.L.C.	38,939	775,111
	SSP Group P.L.C.	88,000	746,872
	St James's Place P.L.C.	39,678	596,745
	St. Modwen Properties P.L.C.	51,974	337,665
	Stagecoach Group P.L.C.	178,513	321,357
	Standard Chartered P.L.C.	219,999	1,829,388
	Standard Life Aberdeen P.L.C.	182,004	723,178
	SThree P.L.C.	31,635	152,095
	Stobart Group, Ltd.	27,165	36,518
	STV Group P.L.C.	100	552
	Superdry P.L.C.	9,884	49,904
	Synthomer P.L.C.	30,517	135,915
#	TalkTalk Telecom Group P.L.C.	84,632	132,234
	Tate & Lyle P.L.C.	67,050	700,907
	Taylor Wimpey P.L.C.	674,441	1,913,000
	Ted Baker P.L.C.	146,752	19,625
	Telecom Plus P.L.C.	10,516	209,380
	Tesco P.L.C.	523,649	1,703,178
	Topps Tiles P.L.C.	62,658	64,339
	TP ICAP P.L.C.	114,246	597,386
	Travis Perkins P.L.C.	81,053	1,655,666

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	TT Electronics P.L.C.	27,053	$84,680
	TUI AG	17,393	177,119
	TUI AG	20,624	211,302
	Tullow Oil P.L.C.	520,093	342,693
	Tyman P.L.C.	2,416	8,684
	U & I Group P.L.C.	32,804	77,503
	Unilever P.L.C., Sponsored ADR	34,715	2,074,916
	Unilever P.L.C.	3,266	194,821
	United Utilities Group P.L.C.	68,285	913,702
	Urban & Civic P.L.C.	13,277	63,590
	Vectura Group P.L.C.	170,435	211,228
	Vertu Motors P.L.C.	54,058	26,051
	Vesuvius P.L.C.	29,762	170,926
	Victrex P.L.C.	10,220	298,227
*	Virgin Money UK P.L.C.	296,084	639,639
	Vistry Group P.L.C.	58,442	1,063,886
	Vitec Group P.L.C. (The)	6,546	88,751
	Vodafone Group P.L.C.	1,180,810	2,319,958
	Vodafone Group P.L.C., Sponsored ADR	5,740	112,561
	Volution Group P.L.C.	9,901	31,599
	Vp P.L.C.	2,866	37,644
	Weir Group P.L.C (The)	3,077	54,605
	WH Smith P.L.C.	21,764	685,624
	Whitbread P.L.C.	9,776	576,284
	Wilmington P.L.C.	1,608	5,175
	Wincanton P.L.C.	21,985	85,483
*	Wizz Air Holdings P.L.C.	2,207	121,654
	Wm Morrison Supermarkets P.L.C.	274,625	658,500
	WPP P.L.C.	147,315	1,831,649
*	Xaar P.L.C.	5,723	2,946
	XP Power, Ltd.	1,423	67,216
TOTAL UNITED KINGDOM			180,606,986
UNITED STATES — (0.0%)
*	Epsilon Energy, Ltd.	3,422	10,778
#	Ovintiv, Inc.	11,224	175,428
	Ovintiv, Inc.	21,545	335,701
*	Sundance Energy, Inc.	1,908	20,687
TOTAL UNITED STATES			542,594
TOTAL COMMON STOCKS			1,209,003,805
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	4,692	261,537
	Biotest AG	1,499	35,568
	Draegerwerk AG & Co. KGaA	1,739	101,392
	Fuchs Petrolub SE	9,834	435,829
	Henkel AG & Co. KGaA	3,344	340,093
	Jungheinrich AG	18,575	407,843
	Porsche Automobil Holding SE	12,230	824,680
	Sartorius AG	3,661	851,965
	STO SE & Co. KGaA	686	80,421
	Volkswagen AG	18,722	3,358,964
TOTAL GERMANY			6,698,292

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	51,227	$33,810
*	Pan American Silver Corp. Rights 02/22/29	16,073	10,608
*	Tervita Corp. Warrants 07/19/20	159	1
TOTAL CANADA			44,419
HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	324,666	0
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	776	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	155,491	0
TOTAL RIGHTS/WARRANTS			44,419
TOTAL INVESTMENT SECURITIES (Cost $1,135,053,096)			1,215,746,516

			Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	4,502,641	52,104,560
TOTAL INVESTMENTS — (100.0%)
(Cost $1,187,149,188)^^			$1,267,851,076
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$38,905	$80,176,747	—	$80,215,652
Austria	—	6,857,227	—	6,857,227
Belgium	512,981	11,786,806	—	12,299,787
Canada	125,493,768	323,720	—	125,817,488
China	—	23,525	—	23,525
Denmark	—	14,972,748	—	14,972,748
Finland	—	20,228,354	—	20,228,354
France	89,036	103,694,364	—	103,783,400
Germany	2,199,783	79,786,482	—	81,986,265
Hong Kong	—	31,062,409	—	31,062,409
Ireland	3,617,511	7,219,533	—	10,837,044
Israel	786,558	9,991,847	—	10,778,405
Italy	1,497,702	37,242,110	—	38,739,812
Japan	—	285,551,286	—	285,551,286
Netherlands	7,073,461	34,873,691	—	41,947,152
New Zealand	—	6,214,781	—	6,214,781
Norway	56,376	12,242,840	—	12,299,216
Portugal	—	3,068,439	—	3,068,439
Singapore	—	12,533,128	—	12,533,128
Spain	14,557	29,203,119	—	29,217,676
Sweden	50,566	36,660,969	—	36,711,535
Switzerland	3,624,851	59,084,045	—	62,708,896
United Kingdom	33,544,008	147,062,978	—	180,606,986
United States	542,594	—	—	542,594

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$6,698,292	—	$6,698,292
Rights/Warrants
Canada	—	44,419	—	44,419
Securities Lending Collateral	—	52,104,560	—	52,104,560
TOTAL	$179,142,657	$1,088,708,419	—	$1,267,851,076

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,000,089	$34,581,536
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,632,567	20,798,899
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	519,796	6,923,686
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $62,880,370)		$62,304,121

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $21,259)	21,259	21,259
TOTAL INVESTMENTS — (100.0%) (Cost $62,901,629)^^		$62,325,380
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$62,304,121	—	—	$62,304,121
Temporary Cash Investments	21,259	—	—	21,259
TOTAL	$62,325,380	—	—	$62,325,380

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.1%)
BELGIUM — (0.0%)
*	Titan Cement International SA	1,215	$25,270
BRAZIL — (7.7%)
	AES Tiete Energia SA	140,293	499,572
	AES Tiete Energia SA	14,760	12,649
	Alliar Medicos A Frente SA	18,837	92,456
	Alupar Investimento SA	69,139	477,544
	Anima Holding SA	15,000	129,279
	Arezzo Industria e Comercio SA	22,928	322,832
	Atacadao S.A.	56,733	299,257
*	Azul SA, ADR	36,669	1,521,763
*	B2W Cia Digital	23,590	392,194
	B3 SA - Brasil Bolsa Balcao	221,831	2,496,674
	Banco Bradesco SA, ADR	489,020	3,731,225
	Banco Bradesco SA	270,674	1,981,420
	Banco BTG Pactual SA	35,239	617,131
	Banco do Brasil SA	119,174	1,350,746
	Banco Santander Brasil SA	82,509	810,525
	BB Seguridade Participacoes SA	187,322	1,521,286
	BR Malls Participacoes SA	281,637	1,210,041
*	BR Properties SA	42,700	155,242
*	Brasil Brokers Participacoes SA	13,000	14,358
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,000	77,287
#	Braskem SA, Sponsored ADR	32,252	474,104
*	BRF SA	61,349	437,634
	Camil Alimentos S.A.	76,053	159,650
	CCR SA	493,161	2,100,420
	Centrais Eletricas Brasileiras SA	39,182	358,828
	Cia de Locacao das Americas	131,121	722,871
	Cia de Saneamento Basico do Estado de Sao Paulo	85,936	1,224,045
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	213,349
	Cia de Saneamento de Minas Gerais-COPASA	22,620	355,996
	Cia de Saneamento do Parana	50,450	1,194,515
	Cia de Saneamento do Parana	6,700	34,418
	Cia Energetica de Minas Gerais	34,769	135,178
	Cia Hering	22,800	132,138
	Cia Paranaense de Energia	11,200	205,296
#	Cia Siderurgica Nacional SA, Sponsored ADR	356,608	1,066,258
	Cia Siderurgica Nacional SA	105,800	318,690
	Cielo SA	449,277	741,696
	Cogna Educacao	420,123	1,139,922
	Construtora Tenda SA	48,496	405,171
*	Cosan Logistica SA	81,811	394,864
	Cosan SA	36,297	675,494
	CSU Cardsystem SA	25,900	68,642
	CVC Brasil Operadora e Agencia de Viagens SA	72,129	614,745
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	136,064	1,010,329
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,400	14,531
	Direcional Engenharia SA	58,696	223,677
	Duratex SA	103,452	379,255
*	EcoRodovias Infraestrutura e Logistica SA	142,436	589,686
	EDP - Energias do Brasil SA	111,212	580,392
	Embraer SA, Sponsored ADR	87,332	1,470,671
	Enauta Participacoes SA	37,300	141,967
	Energisa SA	86,055	1,108,592

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Eneva SA	55,128	$562,917
	Engie Brasil Energia SA	67,311	818,087
	Equatorial Energia SA	410,375	2,284,439
*	Even Construtora e Incorporadora SA	78,600	307,051
	Ez Tec Empreendimentos e Participacoes SA	33,722	437,805
	Fleury SA	107,360	777,135
	Fras-Le SA	24,000	38,556
*	Gafisa SA	45,652	86,771
	Gerdau SA	28,367	121,083
	Gol Linhas Aereas Inteligentes SA, ADR	33,315	534,047
	Grendene SA	67,936	181,952
	Guararapes Confeccoes SA	74,536	505,075
	Hapvida Participacoes e Investimentos S.A.	15,262	214,073
*	Helbor Empreendimentos SA	199,681	200,959
	Industrias Romi SA	15,100	58,213
	Instituto Hermes Pardini SA	33,068	226,239
	International Meal Co. Alimentacao SA, Class A	37,300	75,774
	Iochpe-Maxion SA	83,900	425,514
	IRB Brasil Resseguros S/A	158,456	1,658,708
	Itau Unibanco Holding SA	95,539	656,766
	JBS SA	509,835	3,283,344
	JHSF Participacoes SA	113,941	209,386
	JSL SA	28,300	205,381
	Kepler Weber SA	12,772	89,171
	Klabin SA	396,619	1,921,693
	Light SA	98,537	526,899
	Localiza Rent a Car SA	138,538	1,734,879
	LOG Commercial Properties e Participacoes SA	24,976	184,290
*	Log-in Logistica Intermodal SA	25,395	134,666
*	Lojas Americanas S.A.	230	1,248
	Lojas Americanas SA	23,888	129,575
*	Lojas Americanas SA	715	4,600
	Lojas Renner SA	262,325	3,519,024
	M Dias Branco SA	21,498	206,266
	Magazine Luiza SA	229,695	2,992,804
	Mahle-Metal Leve SA	22,637	164,389
	Marcopolo SA	67,500	68,089
*	Marisa Lojas SA	55,309	173,188
*	Mills Estruturas e Servicos de Engenharia SA	84,911	182,210
	Movida Participacoes SA	41,951	206,199
	MRV Engenharia e Participacoes SA	107,727	524,976
	Natura & Co. Holding SA	183,000	2,033,143
	Odontoprev SA	160,832	663,217
*	Omega Geracao SA	24,093	223,344
	Ouro Fino Saude Animal Participacoes SA	4,300	42,161
*	Paranapanema SA	6,366	37,843
*	Petro Rio SA	61,200	684,938
	Petrobras Distribuidora S.A.	135,331	910,086
	Petroleo Brasileiro SA, Sponsored ADR	176,992	2,345,144
	Petroleo Brasileiro SA, Sponsored ADR	205,156	2,894,751
	Petroleo Brasileiro SA	1,047,556	7,423,837
	Porto Seguro SA	63,291	977,311
	Portobello SA	45,000	62,836
*	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	25,347
	Qualicorp Consultoria e Corretora de Seguros SA	180,433	1,746,778
	Raia Drogasil SA	99,113	2,874,846
	Restoque Comercio e Confeccoes de Roupas SA	10,159	40,326
*	Rumo SA	224,526	1,216,316
	Santos Brasil Participacoes SA	121,000	212,469

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	8,500	$102,573
	Sao Martinho SA	120,631	706,164
	Ser Educacional SA	22,685	161,930
	SLC Agricola SA	56,000	297,875
	Smiles Fidelidade SA	36,500	327,960
*	Springs Global Participacoes SA	15,400	45,597
	Sul America SA	112,502	1,654,984
	Suzano SA	181,354	1,679,894
#*	Suzano SA, Sponsored ADR	597	5,497
	T4F Entretenimento SA	18,700	22,488
*	Technos SA	51,055	33,023
*	Tecnisa SA	243,706	104,138
	Tegma Gestao Logistica SA	22,188	205,943
	Telefonica Brasil SA, ADR	27,663	383,962
*	Terra Santa Agro SA	1,900	8,722
	TIM Participacoes SA, ADR	13,731	267,068
	TIM Participacoes SA	246,832	965,403
	Transmissora Alianca de Energia Eletrica SA	122,753	887,413
	Trisul SA	43,752	166,524
	Tupy SA	47,700	277,227
	Ultrapar Participacoes SA	54,288	320,206
#	Ultrapar Participacoes SA, Sponsored ADR	97,422	572,841
	Unipar Carbocloro SA	6,533	59,036
	Usinas Siderurgicas de Minas Gerais SA	41,700	99,902
	Vale SA, Sponsored ADR	317,514	3,724,444
	Vale SA	1,124,934	13,204,693
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	28,992	118,944
*	Via Varejo SA	150,184	490,958
*	Vulcabras Azaleia SA	46,309	92,129
	WEG SA	60,553	557,230
	Wiz Solucoes e Corretagem de Seguros SA	51,600	188,202
	YDUQS Part	155,879	1,918,550
TOTAL BRAZIL			117,106,159
CHILE — (1.0%)
	AES Gener SA	1,260,761	234,508
	Aguas Andinas SA, Class A	1,162,882	435,950
	Banco de Chile, ADR	19,518	388,414
	Banco de Credito e Inversiones SA	7,062	294,851
	Banco Santander Chile, ADR	33,740	676,150
	Besalco SA	223,587	110,201
	CAP SA	48,976	291,215
	Cencosud SA	393,236	486,233
	Cia Pesquera Camanchaca SA	88,516	7,353
*	Cia Sud Americana de Vapores SA	9,870,128	310,298
	Colbun SA	1,914,797	278,723
	Embotelladora Andina SA, ADR, Class B	12,656	196,295
*	Empresa Nacional de Telecomunicaciones SA	98,019	642,773
	Empresas CMPC SA	180,596	413,981
	Empresas COPEC SA	59,564	531,375
	Empresas Hites SA	72,367	17,164
*	Empresas La Polar SA	1,322,647	24,417
	Enel Americas SA, ADR	283,680	2,780,058
	Enel Americas SA	2,676,676	526,773
	Enel Chile SA, ADR	184,928	872,857
	Engie Energia Chile SA	231,838	324,319
	Forus SA	40,582	55,205
	Grupo Security SA	634,725	143,569

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Hortifrut SA	9,628	$15,638
	Inversiones Aguas Metropolitanas SA	320,527	300,216
	Inversiones La Construccion SA	12,479	113,808
	Itau CorpBanca	31,741,013	154,326
	Itau CorpBanca	4,431	31,947
	Latam Airlines Group SA, Sponsored ADR	85,028	703,181
	Latam Airlines Group SA	5,358	44,495
*	Masisa SA	1,158,148	42,477
	Molibdenos y Metales SA	3,068	30,308
	Multiexport Foods SA	465,609	206,453
	Parque Arauco SA	274,543	627,599
	PAZ Corp. SA	103,525	85,108
	Ripley Corp. SA	438,035	204,507
	SACI Falabella	134,629	527,844
	Salfacorp SA	206,280	106,899
	Sigdo Koppers SA	166,984	206,573
	SMU SA	228,828	39,706
	Sociedad Matriz SAAM SA	2,984,574	236,816
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	22,517	632,728
	Socovesa SA	166,772	48,952
	SONDA SA	242,411	187,472
TOTAL CHILE			14,589,735
CHINA — (22.1%)
*	21Vianet Group, Inc., ADR	16,554	152,959
	361 Degrees International, Ltd.	365,000	57,178
*	3SBio, Inc.	457,000	580,478
*	51job, Inc., ADR	5,259	379,437
*	58.com, Inc., ADR	19,018	1,057,781
	AAC Technologies Holdings, Inc.	245,000	1,723,286
	AAG Energy Holdings, Ltd.	81,860	13,135
	Agile Group Holdings, Ltd.	662,749	872,137
	Agricultural Bank of China, Ltd., Class H	5,545,000	2,140,806
	Air China, Ltd., Class H	500,000	410,335
	Ajisen China Holdings, Ltd.	244,000	68,651
	AKM Industrial Co., Ltd.	70,000	11,376
*	Alibaba Group Holding, Ltd., Sponsored ADR	88,761	18,337,135
#*	Alibaba Health Information Technology, Ltd.	274,000	381,732
*	Aluminum Corp. of China, Ltd., ADR	4,838	35,559
*	Aluminum Corp. of China, Ltd., Class H	720,000	210,491
	AMVIG Holdings, Ltd.	138,000	33,241
	Angang Steel Co., Ltd., Class H	709,200	237,038
	Anhui Conch Cement Co., Ltd., Class H	416,500	2,658,390
	Anhui Expressway Co., Ltd., Class H	148,000	82,755
	ANTA Sports Products, Ltd.	196,000	1,706,411
	Anton Oilfield Services Group	802,000	74,074
*	Aowei Holdings, Ltd.	78,000	15,929
	APT Satellite Holdings, Ltd.	146,000	54,303
	Asia Cement China Holdings Corp.	240,000	301,297
#*	Asia Television Holdings, Ltd.	476,000	4,390
#	Ausnutria Dairy Corp., Ltd.	204,000	247,536
	AVIC International Holding HK, Ltd.	1,469,171	29,048
#*	AVIC International Holdings, Ltd., Class H	100,000	104,139
	BAIC Motor Corp., Ltd., Class H	857,000	422,411
*	Baidu, Inc., Sponsored ADR	25,305	3,126,686
	Bank of China, Ltd., Class H	10,278,356	3,975,944
	Bank of Chongqing Co., Ltd., Class H	211,000	111,977
	Bank of Communications Co., Ltd., Class H	1,368,580	876,665
	Bank of Tianjin Co., Ltd., Class H	45,000	19,148

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baoye Group Co., Ltd., Class H	98,000	$54,630
#*	Baozun, Inc., Sponsored ADR	15,396	463,574
	BBI Life Sciences Corp.	52,500	22,542
	BBMG Corp., Class H	1,040,282	277,925
	Beijing Capital International Airport Co., Ltd., Class H	856,000	689,432
#	Beijing Capital Land, Ltd., Class H	796,000	208,160
*	Beijing Enterprises Clean Energy Group, Ltd.	5,400,000	36,415
#*	Beijing Enterprises Medical & Health Group, Ltd.	936,000	20,990
	Beijing Enterprises Water Group, Ltd.	1,784,000	793,379
*	Beijing Gas Blue Sky Holdings, Ltd.	1,496,000	39,715
	Beijing Jingneng Clean Energy Co., Ltd., Class H	482,000	76,594
	Beijing North Star Co., Ltd., Class H	350,000	99,488
*	Beijing Properties Holdings, Ltd.	636,000	15,425
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	125,000	36,211
	Best Pacific International Holdings, Ltd.	134,000	36,468
	BII Railway Transportation Technology Holdings Co., Ltd.	116,000	7,592
*	Bitauto Holdings, Ltd., ADR	12,939	195,379
	Bosideng International Holdings, Ltd.	1,120,000	368,224
	Boyaa Interactive International, Ltd.	145,000	17,356
	Brilliance China Automotive Holdings, Ltd.	1,280,000	1,134,478
#	BYD Co., Ltd., Class H	184,000	957,872
	BYD Electronic International Co., Ltd.	314,000	602,733
	C C Land Holdings, Ltd.	717,187	166,157
	CA Cultural Technology Group, Ltd.	208,000	56,920
	Cabbeen Fashion, Ltd.	64,000	12,124
#	Canvest Environmental Protection Group Co., Ltd.	148,000	62,550
*	Capital Environment Holdings, Ltd.	1,364,000	24,114
*	CAR, Inc.	355,000	235,291
	Carrianna Group Holdings Co., Ltd.	248,000	23,166
*	CECEP COSTIN New Materials Group, Ltd.	186,000	2,694
	Central China Real Estate, Ltd.	414,194	237,868
	Central China Securities Co., Ltd., Class H	310,000	59,544
*	Century Sunshine Group Holdings, Ltd.	680,000	17,879
*	CGN Meiya Power Holdings Co., Ltd.	690,000	86,502
	CGN Power Co., Ltd., Class H	1,889,000	463,562
	Changshouhua Food Co., Ltd.	110,000	38,261
#	Changyou.com, Ltd., ADR	4,750	50,683
	Chaowei Power Holdings, Ltd.	282,000	93,250
	Cheetah Mobile, Inc., ADR	18,932	65,505
	China Aerospace International Holdings, Ltd.	624,000	34,757
	China Agri-Industries Holdings, Ltd.	942,800	503,566
	China Aircraft Leasing Group Holdings, Ltd.	136,500	139,225
*	China All Access Holdings, Ltd.	266,000	5,742
	China Aoyuan Group, Ltd.	584,000	778,270
*	China Beidahuang Industry Group Holdings, Ltd.	528,000	5,597
	China BlueChemical, Ltd., Class H	921,143	195,364
*	China Chengtong Development Group, Ltd.	1,142,000	33,107
	China Cinda Asset Management Co., Ltd., Class H	2,211,000	442,206
	China CITIC Bank Corp., Ltd., Class H	1,431,000	746,993
	China Coal Energy Co., Ltd., Class H	564,000	191,873
	China Common Rich Renewable Energy Investments, Ltd.	1,016,000	122,641
	China Communications Construction Co., Ltd., Class H	1,003,000	708,812
	China Communications Services Corp., Ltd., Class H	1,044,800	701,271
	China Conch Venture Holdings, Ltd.	339,000	1,507,400
	China Construction Bank Corp., Class H	18,515,990	14,026,529
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	65,414
#*	China Dili Group	828,585	253,376
*	China Distance Education Holdings, Ltd., ADR	11,224	85,864

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Dongxiang Group Co., Ltd.	1,381,000	$141,922
*	China Dynamics Holdings, Ltd.	980,000	10,773
#*	China Eastern Airlines Corp., Ltd., ADR	1,200	27,348
*	China Eastern Airlines Corp., Ltd., Class H	508,000	231,301
	China Electronics Huada Technology Co., Ltd.	162,000	15,567
#	China Electronics Optics Valley Union Holding Co., Ltd.	572,000	33,195
	China Energy Engineering Corp., Ltd., Class H	432,000	50,647
	China Everbright Bank Co., Ltd., Class H	726,000	291,253
	China Everbright Greentech Ltd.	251,000	118,236
	China Everbright International, Ltd.	1,243,592	882,046
	China Everbright, Ltd.	442,000	677,978
#	China Evergrande Group	701,000	1,548,974
	China Fiber Optic Network System Group, Ltd.	396,000	2,677
	China Financial Services Holdings, Ltd.	182,000	9,192
	China Foods, Ltd.	376,000	141,242
	China Galaxy Securities Co., Ltd., Class H	698,000	346,205
	China Gas Holdings, Ltd.	365,600	1,444,270
	China Glass Holdings, Ltd.	200,000	8,047
*	China Greenland Broad Greenstate Group Co., Ltd.	184,000	5,689
	China Hanking Holdings, Ltd.	191,000	45,097
	China Harmony New Energy Auto Holding, Ltd.	360,500	184,707
*	China High Precision Automation Group, Ltd.	73,000	2,150
	China High Speed Transmission Equipment Group Co., Ltd.	148,000	88,459
	China Hongqiao Group, Ltd.	488,000	239,805
	China Huarong Asset Management Co., Ltd., Class H	2,408,000	316,130
*	China Huiyuan Juice Group, Ltd.	159,000	28,712
#	China International Capital Corp., Ltd., Class H	265,200	459,277
	China International Marine Containers Group Co., Ltd., Class H	225,600	198,265
	China Jinmao Holdings Group, Ltd.	1,053,120	704,033
	China Lesso Group Holdings, Ltd.	471,000	605,418
	China Life Insurance Co., Ltd., ADR	32,164	383,073
	China Life Insurance Co., Ltd., Class H	594,000	1,418,492
	China Lilang, Ltd.	206,000	145,877
*	China Logistics Property Holdings Co., Ltd.	220,000	86,256
*	China Longevity Group Co., Ltd.	30,000	993
	China Longyuan Power Group Corp., Ltd., Class H	1,039,000	614,322
	China Machinery Engineering Corp., Class H	432,000	160,582
	China Maple Leaf Educational Systems, Ltd.	540,000	192,467
	China Medical System Holdings, Ltd.	655,000	871,751
	China Meidong Auto Holdings, Ltd.	188,000	230,354
	China Mengniu Dairy Co., Ltd.	615,000	2,255,531
	China Merchants Bank Co., Ltd., Class H	987,098	4,759,353
	China Merchants Land, Ltd.	584,000	87,286
	China Merchants Port Holdings Co., Ltd.	343,731	528,748
	China Merchants Securities Co., Ltd., Class H	48,400	55,349
	China Minsheng Banking Corp., Ltd., Class H	1,159,520	809,488
	China Mobile, Ltd.	578,500	4,755,068
	China Mobile, Ltd., Sponsored ADR	231,195	9,488,243
#*	China Modern Dairy Holdings, Ltd.	1,057,000	131,027
#	China Molybdenum Co., Ltd., Class H	741,000	271,780
	China National Building Material Co., Ltd., Class H	1,720,000	1,644,226
	China New Town Development Co., Ltd.	416,254	8,023
#*	China Oceanwide Holdings, Ltd.	728,000	23,128
#	China Oil & Gas Group, Ltd.	2,350,000	78,230
	China Oilfield Services, Ltd., Class H	650,000	943,136
	China Oriental Group Co., Ltd.	556,000	190,986
	China Overseas Grand Oceans Group, Ltd.	829,250	541,832
	China Overseas Land & Investment, Ltd.	1,326,000	4,262,332
#	China Overseas Property Holdings, Ltd.	577,000	349,849

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co., Ltd., Class H	658,600	$2,196,767
*	China Pioneer Pharma Holdings, Ltd.	119,000	28,712
	China Power International Development, Ltd.	1,448,999	280,274
*	China Properties Group, Ltd.	128,000	11,611
	China Railway Construction Corp., Ltd., Class H	537,000	523,972
	China Railway Group, Ltd., Class H	922,000	505,686
	China Railway Signal & Communication Corp., Ltd., Class H	376,000	181,085
*	China Rare Earth Holdings, Ltd.	325,200	14,611
	China Reinsurance Group Corp., Class H	1,120,000	159,035
	China Resources Cement Holdings, Ltd.	1,016,000	1,136,653
	China Resources Land, Ltd.	762,222	3,170,784
	China Resources Power Holdings Co., Ltd.	483,903	649,639
*	China Ruifeng Renewable Energy Holdings, Ltd.	288,000	10,880
#	China Sanjiang Fine Chemicals Co., Ltd.	342,000	69,936
	China SCE Group Holdings, Ltd.	1,009,600	530,437
*	China Shanshui Cement Group, Ltd.	117,000	39,719
#*	China Shengmu Organic Milk, Ltd.	716,000	19,581
	China Shenhua Energy Co., Ltd., Class H	1,124,884	1,976,800
	China Shineway Pharmaceutical Group, Ltd.	119,000	102,929
*	China Silver Group, Ltd.	214,000	20,904
	China South City Holdings, Ltd.	2,188,000	243,561
#	China Southern Airlines Co., Ltd., Sponsored ADR	5,478	151,248
	China Southern Airlines Co., Ltd., Class H	446,000	246,437
	China State Construction International Holdings, Ltd.	759,408	603,602
	China Sunshine Paper Holdings Co., Ltd.	91,000	14,384
	China Suntien Green Energy Corp., Ltd., Class H	647,000	166,742
	China Taiping Insurance Holdings Co., Ltd.	422,412	877,475
#	China Telecom Corp., Ltd., ADR	21,815	844,459
	China Telecom Corp., Ltd., Class H	302,000	117,504
	China Tian Lun Gas Holdings, Ltd.	93,500	78,634
*	China Tianrui Group Cement Co., Ltd.	59,000	53,456
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,048,000	484,262
	China Travel International Investment Hong Kong, Ltd.	1,172,000	186,946
	China Unicom Hong Kong, Ltd.	1,424,000	1,187,928
#	China Unicom Hong Kong, Ltd., ADR	89,553	747,768
	China Vanke Co., Ltd., Class H	449,200	1,583,591
#	China Vast Industrial Urban Development Co., Ltd.	154,000	53,776
#	China Water Affairs Group, Ltd.	296,000	230,889
#*	China Water Industry Group, Ltd.	236,000	12,964
	China Wood Optimization Holding, Ltd.	60,000	15,115
	China XLX Fertiliser, Ltd.	204,000	59,959
	China Yuhua Education Corp., Ltd.	488,000	337,944
#*	China Yurun Food Group, Ltd.	301,000	24,948
	China ZhengTong Auto Services Holdings, Ltd.	556,500	148,063
	China Zhongwang Holdings, Ltd.	883,118	292,375
#	Chinasoft International, Ltd.	690,000	402,935
	Chongqing Machinery & Electric Co., Ltd., Class H	368,000	23,522
	Chongqing Rural Commercial Bank Co., Ltd., Class H	925,000	422,906
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	92,000	2,939
	Chu Kong Shipping Enterprise Group Co., Ltd.	132,000	19,447
	CIFI Holdings Group Co., Ltd.	933,465	640,974
	CIMC Enric Holdings, Ltd.	260,000	132,717
*	CIMC-TianDa Holdings Co., Ltd.	1,390,000	39,449
	CITIC Dameng Holdings, Ltd.	235,000	9,596
	CITIC Resources Holdings, Ltd.	1,240,000	70,704
	CITIC Securities Co., Ltd., Class H	262,000	503,362
	CITIC, Ltd.	1,248,433	1,411,712
#*	Citychamp Watch & Jewellery Group, Ltd.	560,000	120,259
	Clear Media, Ltd.	66,000	46,638

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CNOOC, Ltd.	3,965,000	$5,935,753
	CNOOC, Ltd., Sponsored ADR	14,155	2,137,405
*	Cogobuy Group	185,000	25,747
	Colour Life Services Group Co., Ltd.	159,000	74,356
	Comba Telecom Systems Holdings, Ltd.	450,533	162,510
	Concord New Energy Group, Ltd.	2,104,648	95,399
	Consun Pharmaceutical Group, Ltd.	205,000	104,995
	COSCO SHIPPING Development Co., Ltd., Class H	1,098,000	116,186
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	594,000	258,283
*	COSCO SHIPPING Holdings Co., Ltd., Class H	809,500	288,914
	COSCO SHIPPING International Hong Kong Co., Ltd.	250,000	74,608
	COSCO SHIPPING Ports, Ltd.	752,560	532,284
#	Cosmo Lady China Holdings Co., Ltd.	262,000	33,753
#	Country Garden Holdings Co., Ltd.	2,453,744	3,103,028
	Country Garden Services Holdings Co., Ltd.	310,287	1,002,433
#	CP Pokphand Co., Ltd.	1,932,000	168,145
	CPMC Holdings, Ltd.	259,000	97,951
	CRCC High-Tech Equipment Corp., Ltd., Class H	162,500	23,901
	CRRC Corp., Ltd., Class H	501,000	330,336
	CSC Financial Co., Ltd., Class H	75,000	58,602
	CSPC Pharmaceutical Group, Ltd.	932,000	2,044,309
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	42,000	27,235
*	CT Environmental Group, Ltd.	882,000	14,479
#*	CWT International, Ltd.	960,000	3,065
*	Cybernaut International Holdings Co., Ltd.	544,000	10,503
	Dali Foods Group Co., Ltd.	699,000	491,587
	Datang International Power Generation Co., Ltd., Class H	882,000	153,617
	Dawnrays Pharmaceutical Holdings, Ltd.	384,000	71,602
*	DBA Telecommunication Asia Holdings, Ltd.	112,000	5,489
#*	Differ Group Holding Co., Ltd.	702,000	41,024
	Digital China Holdings, Ltd.	302,250	153,434
	Dongfang Electric Corp., Ltd., Class H	174,400	90,835
#	Dongfeng Motor Group Co., Ltd., Class H	574,000	428,939
#	Dongjiang Environmental Co., Ltd., Class H	80,800	61,189
	Dongyue Group, Ltd.	621,000	282,240
	E-Commodities Holdings, Ltd.	600,000	24,487
#	EEKA Fashion Holdings, Ltd.	91,000	96,201
	Embry Holdings, Ltd.	14,000	2,637
	ENN Energy Holdings, Ltd.	197,500	2,295,917
#	Essex Bio-technology, Ltd.	125,000	85,612
	EVA Precision Industrial Holdings, Ltd.	184,000	14,365
	Everbright Securities Co., Ltd., Class H	67,400	46,083
*	Fang Holdings, Ltd., ADR	14,813	38,514
#	Fanhua, Inc., ADR	10,682	252,202
#	Fantasia Holdings Group Co., Ltd.	754,500	134,622
*	First Tractor Co., Ltd., Class H	84,000	15,975
#	Flat Glass Group Co., Ltd., Class H	130,000	82,255
	Fu Shou Yuan International Group, Ltd.	350,000	293,684
	Fufeng Group, Ltd.	768,400	296,927
#	Fuguiniao Co., Ltd., Class H	51,000	4,777
#*	Fullshare Holdings, Ltd.	4,617,482	90,153
#	Fuyao Glass Industry Group Co., Ltd., Class H	195,200	558,576
*	GCL New Energy Holdings, Ltd.	1,132,000	20,176
#*	GCL-Poly Energy Holdings, Ltd.	6,327,000	240,470
*	GDS Holdings, Ltd., ADR	9,816	507,585
	Geely Automobile Holdings, Ltd.	1,766,000	2,798,415
	Gemdale Properties & Investment Corp., Ltd.	2,374,000	320,286
	Genertec Universal Medical Group Co., Ltd.	436,000	297,929
	GF Securities Co., Ltd., Class H	235,400	257,114

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Glorious Property Holdings, Ltd.	1,043,000	$23,056
	Golden Eagle Retail Group, Ltd.	207,000	213,312
	Golden Throat Holdings Group Co., Ltd.	20,500	3,013
	Goldlion Holdings, Ltd.	159,152	44,313
	Goldpac Group, Ltd.	85,000	18,797
#*	GOME Retail Holdings, Ltd.	4,607,940	422,838
*	Grand Baoxin Auto Group, Ltd.	326,823	52,300
	Great Wall Motor Co., Ltd., Class H	605,500	400,091
	Greatview Aseptic Packaging Co., Ltd.	347,000	138,355
	Greenland Hong Kong Holdings, Ltd.	445,000	167,855
	Greentown China Holdings, Ltd.	332,000	394,349
	Greentown Service Group Co., Ltd.	308,000	324,925
	Guangdong Investment, Ltd.	524,000	1,063,547
*	Guangdong Land Holdings, Ltd.	142,000	22,728
	Guangshen Railway Co., Ltd., Sponsored ADR	5,070	69,713
	Guangshen Railway Co., Ltd., Class H	416,000	115,063
	Guangzhou Automobile Group Co., Ltd., Class H	388,836	389,710
	Guangzhou R&F Properties Co., Ltd., Class H	560,400	845,349
	Guolian Securities Co., Ltd., Class H	36,500	12,208
	Guorui Properties, Ltd.	500,000	98,221
	Guotai Junan Securities Co., Ltd., Class H	94,800	151,146
*	Haichang Ocean Park Holdings, Ltd.	524,000	47,229
	Haier Electronics Group Co., Ltd.	475,000	1,426,766
*	Hailiang Education Group, Inc., ADR	2,865	203,701
*	Hainan Meilan International Airport Co., Ltd., Class H	41,000	29,458
	Haitian International Holdings, Ltd.	238,000	514,557
	Haitong Securities Co., Ltd., Class H	370,400	357,944
*	Harbin Bank Co., Ltd., Class H	312,000	56,282
#*	HC Group, Inc.	262,500	68,172
	Health and Happiness H&H International Holdings, Ltd.	101,000	423,376
	Henderson Investment, Ltd.	255,000	20,275
	Hengan International Group Co., Ltd.	244,000	1,777,331
	Hengdeli Holdings, Ltd.	911,200	34,518
*	Hi Sun Technology China, Ltd.	918,000	134,105
	Hilong Holding, Ltd.	346,000	33,071
	Hisense Home Appliances Group Co., Ltd., Class H	132,000	134,272
	HKC Holdings, Ltd.	58,723	48,127
*	Honghua Group, Ltd.	1,396,000	76,385
	Honworld Group, Ltd.	72,000	25,742
	Hopefluent Group Holdings, Ltd.	42,000	8,920
	Hopson Development Holdings, Ltd.	305,000	278,709
*	Hua Han Health Industry Holdings, Ltd.	1,184,000	80,797
#	Hua Hong Semiconductor, Ltd.	197,000	470,243
	Huadian Fuxin Energy Corp., Ltd., Class H	782,000	133,709
	Huadian Power International Corp., Ltd., Class H	566,000	186,685
	Huaneng Power International, Inc., Sponsored ADR	6,108	118,556
	Huaneng Power International, Inc., Class H	700,000	330,356
	Huaneng Renewables Corp., Ltd., Class H	1,738,000	710,877
	Huatai Securities Co., Ltd., Class H	210,200	329,924
	Huazhong In-Vehicle Holdings Co., Ltd.	242,000	33,251
	Huazhu Group, Ltd., ADR	31,472	1,085,784
	Huishang Bank Corp., Ltd., Class H	123,900	45,715
	IMAX China Holding, Inc.	60,300	112,282
	Industrial & Commercial Bank of China, Ltd., Class H	12,267,017	8,142,517
	Inner Mongolia Yitai Coal Co., Ltd., Class H	17,400	11,218
*	JD.com, Inc., ADR	49,686	1,872,665
*	Jiangnan Group, Ltd.	732,000	30,427
	Jiangsu Expressway Co., Ltd., Class H	322,000	398,960
	Jiangxi Copper Co., Ltd., Class H	292,000	344,310

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiayuan International Group, Ltd.	407,910	$146,294
	Jinchuan Group International Resources Co., Ltd.	1,549,000	128,371
	Jingrui Holdings, Ltd.	221,000	65,122
#*	JinkoSolar Holding Co., Ltd., ADR	17,051	318,854
	JNBY Design, Ltd.	77,500	89,737
	Joy City Property, Ltd.	1,598,000	159,262
*	JOYY, Inc.	12,126	733,987
	Ju Teng International Holdings, Ltd.	316,000	72,657
*	Jumei International Holding, Ltd., ADR	1,848	30,495
	Jutal Offshore Oil Services, Ltd.	202,000	15,338
	K Wah International Holdings, Ltd.	225,892	110,105
*	Kai Yuan Holdings, Ltd.	1,320,000	7,885
	Kaisa Group Holdings, Ltd.	1,268,000	525,808
#*	Kangda International Environmental Co., Ltd.	250,000	24,956
#*	Kasen International Holdings, Ltd.	257,000	112,000
	Kingboard Holdings, Ltd.	251,400	661,543
	Kingboard Laminates Holdings, Ltd.	488,473	499,064
	Kingdee International Software Group Co., Ltd.	145,000	154,839
#*	KuangChi Science, Ltd.	291,000	8,860
	Kunlun Energy Co., Ltd.	1,552,000	1,202,138
	KWG Group Holdings, Ltd.	644,830	835,019
	Lai Fung Holdings, Ltd.	31,500	35,679
	Launch Tech Co., Ltd., Class H	76,900	17,982
	Lee & Man Chemical Co., Ltd.	86,000	38,138
	Lee & Man Paper Manufacturing, Ltd.	662,000	457,248
	Lee's Pharmaceutical Holdings, Ltd.	124,500	66,931
	Legend Holdings Corp., Class H	128,700	239,218
	Lenovo Group, Ltd.	3,096,000	2,020,146
	Leoch International Technology, Ltd.	148,000	11,497
#*	Lexinfintech Holdings, Ltd., ADR	19,335	257,155
	Li Ning Co., Ltd.	385,500	1,125,806
#*	Lifestyle China Group, Ltd.	222,000	59,388
*	Lifetech Scientific Corp.	738,000	132,179
*	Link Motion, Inc., Sponsored ADR	24,777	716
	Livzon Pharmaceutical Group, Inc., Class H	36,571	125,395
	Logan Property Holdings Co., Ltd.	562,000	849,515
	Longfor Group Holdings, Ltd.	513,500	2,167,047
	Lonking Holdings, Ltd.	1,059,000	277,765
#	Luye Pharma Group, Ltd.	553,500	355,084
	LVGEM China Real Estate Investment Co., Ltd.	276,000	93,281
	Maoye International Holdings, Ltd.	383,000	24,458
	Min Xin Holdings, Ltd.	66,000	25,331
*	Mingfa Group International Co., Ltd.	374,000	2,711
	Minmetals Land, Ltd.	565,644	87,220
	Minth Group, Ltd.	386,000	1,180,659
#*	MMG, Ltd.	1,182,000	264,401
	MOBI Development Co., Ltd.	217,000	28,684
	Modern Land China Co., Ltd.	262,000	36,409
	Momo, Inc., Sponsored ADR	45,129	1,380,947
#	Nan Hai Corp., Ltd.	4,000,000	47,871
*	Nature Home Holding Co., Ltd.	168,000	31,270
	NetDragon Websoft Holdings, Ltd.	92,500	223,417
	NetEase, Inc., ADR	13,285	4,261,297
	New China Life Insurance Co., Ltd., Class H	158,500	591,235
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	20,110	2,444,370
*	New World Department Store China, Ltd.	209,000	33,590
	Nexteer Automotive Group, Ltd.	418,000	307,303
	Nine Dragons Paper Holdings, Ltd.	906,000	856,179
#*	Noah Holdings, Ltd., ADR	5,159	175,045

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	NVC International Holdings, Ltd.	1,151,000	$35,473
	O-Net Technologies Group, Ltd.	118,000	61,054
	Orient Securities Co., Ltd., Class H	158,800	87,401
	Overseas Chinese Town Asia Holdings, Ltd.	108,000	33,112
#*	Ozner Water International Holding, Ltd.	240,000	18,305
#	Pacific Online, Ltd.	173,000	34,820
#*	Panda Green Energy Group, Ltd.	1,560,000	50,927
*	Parkson Retail Group, Ltd.	380,000	26,440
	PAX Global Technology, Ltd.	371,000	171,918
	People's Insurance Co. Group of China, Ltd. (The), Class H	1,059,000	378,908
#	Phoenix Media Investment Holdings, Ltd.	466,000	29,625
	Phoenix New Media, Ltd., ADR	12,224	22,125
	PICC Property & Casualty Co., Ltd., Class H	1,105,582	1,182,365
	Ping An Insurance Group Co. of China, Ltd., Class H	1,427,500	16,141,957
	Poly Culture Group Corp., Ltd., Class H	25,300	16,627
	Poly Property Group Co., Ltd.	1,025,111	397,068
	Postal Savings Bank of China Co., Ltd., Class H	1,495,000	930,255
	Pou Sheng International Holdings, Ltd.	925,687	275,688
	Powerlong Real Estate Holdings, Ltd.	758,000	414,886
#*	PW Medtech Group, Ltd.	223,000	36,539
#*	Q Technology Group Co., Ltd.	159,000	224,180
	Qingdao Port International Co., Ltd., Class H	179,000	116,113
	Qingling Motors Co., Ltd., Class H	316,000	73,801
	Qinhuangdao Port Co., Ltd., Class H	127,500	21,997
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	24,300	7,685
	Red Star Macalline Group Corp., Ltd., Class H	116,007	87,053
	Redco Properties Group Ltd.	422,000	185,660
	Road King Infrastructure, Ltd.	77,000	129,267
	Ronshine China Holdings, Ltd.	297,500	314,615
	Sany Heavy Equipment International Holdings Co., Ltd.	325,000	157,140
	Seaspan Corp.	39,489	476,632
#	Seazen Group, Ltd.	724,000	726,818
#*	Semiconductor Manufacturing International Corp.	622,900	1,137,376
	Shandong Chenming Paper Holdings, Ltd., Class H	158,249	61,697
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	636,000	758,400
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	67,600	43,117
	Shanghai Electric Group Co., Ltd., Class H	564,000	166,690
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	112,000	65,104
	Shanghai Industrial Holdings, Ltd.	156,000	274,774
	Shanghai Industrial Urban Development Group, Ltd.	1,688,000	194,230
	Shanghai Jin Jiang Capital Co., Ltd., Class H	608,000	102,132
	Shanghai Prime Machinery Co., Ltd., Class H	278,000	25,935
*	Shanghai Zendai Property, Ltd.	2,775,000	15,810
	Shengjing Bank Co., Ltd., Class H	128,000	113,021
	Shenguan Holdings Group, Ltd.	550,000	22,275
	Shenzhen Expressway Co., Ltd., Class H	234,000	302,768
	Shenzhen International Holdings, Ltd.	422,950	844,867
	Shenzhen Investment, Ltd.	1,332,668	460,198
	Shenzhou International Group Holdings, Ltd.	147,900	1,955,211
	Shimao Property Holdings, Ltd.	484,356	1,563,015
	Shougang Concord International Enterprises Co., Ltd.	3,138,000	138,079
	Shougang Fushan Resources Group, Ltd.	1,194,000	235,060
	Shui On Land, Ltd.	1,756,021	350,070
*	Shunfeng International Clean Energy, Ltd.	438,000	5,829
	Sichuan Expressway Co., Ltd., Class H	284,000	77,560
#	Sihuan Pharmaceutical Holdings Group, Ltd.	1,750,000	197,321
*	Silver Grant International Holdings Group, Ltd.	590,000	88,483
*	SINA Corp.	18,075	700,225
	Sino Biopharmaceutical, Ltd.	1,823,000	2,407,410

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings, Ltd.	1,006,000	$97,886
*	Sinolink Worldwide Holdings, Ltd.	992,000	48,778
	Sino-Ocean Group Holding, Ltd.	1,329,003	477,921
	Sinopec Kantons Holdings, Ltd.	518,000	201,616
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	982,000	249,682
	Sinopharm Group Co., Ltd., Class H	447,200	1,455,156
	Sinosoft Technology Group, Ltd.	238,800	45,990
	Sinotrans, Ltd., Class H	981,000	300,191
	Sinotruk Hong Kong, Ltd.	320,000	549,454
	Skyfame Realty Holdings, Ltd.	1,318,000	170,780
*	Skyworth Group, Ltd.	819,193	218,712
#*	SMI Holdings Group, Ltd.	323,197	20,807
	SOHO China, Ltd.	983,912	375,134
*	Sohu.com, Ltd., ADR	6,475	68,829
*	Sparkle Roll Group, Ltd.	456,000	14,372
	Springland International Holdings, Ltd.	239,000	68,546
*	SPT Energy Group, Inc.	72,000	5,513
*	SRE Group, Ltd.	2,226,857	13,951
	SSY Group, Ltd.	649,719	593,831
*	Starrise Media Holdings, Ltd.	70,000	10,786
	Sun Art Retail Group, Ltd.	798,000	948,142
#	Sun King Power Electronics Group	198,000	29,096
	Sunac China Holdings, Ltd.	811,000	3,911,504
	Sunny Optical Technology Group Co., Ltd.	129,400	2,056,218
#*	Sunshine 100 China Holdings, Ltd.	120,000	21,741
#	Symphony Holdings, Ltd.	580,000	63,389
*	TAL Education Group, ADR	25,856	1,290,214
*	Taung Gold International, Ltd.	4,350,000	20,715
	TCL Electronics Holdings, Ltd.	252,666	113,178
*	Tech Pro Technology Development, Ltd.	1,644,000	2,709
	Tencent Holdings, Ltd.	899,400	42,892,541
#	Tenfu Cayman Holdings Co., Ltd.	66,000	51,419
	Texhong Textile Group, Ltd.	135,500	141,297
*	Textainer Group Holdings, Ltd.	15,097	144,849
#	Tian An China Investment Co., Ltd.	140,000	57,856
*	Tian Ge Interactive Holdings, Ltd.	204,000	45,787
	Tian Shan Development Holding, Ltd.	114,000	44,021
	Tiangong International Co., Ltd.	272,000	92,203
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	80,000	25,632
	Tianjin Development Holdings, Ltd.	124,000	33,020
	Tianjin Port Development Holdings, Ltd.	882,000	78,738
#	Tianneng Power International, Ltd.	352,000	235,631
	Tingyi Cayman Islands Holding Corp.	658,000	1,110,077
	Tomson Group, Ltd.	198,385	50,468
	Tong Ren Tang Technologies Co., Ltd., Class H	211,000	195,288
#	Tongda Group Holdings, Ltd.	2,100,000	220,808
#	Top Spring International Holdings, Ltd.	95,000	16,041
	Towngas China Co., Ltd.	247,441	153,288
#	TravelSky Technology, Ltd., Class H	188,500	407,916
	Trigiant Group, Ltd.	258,000	55,617
*	Trip.com Group Ltd., ADR	63,554	2,041,990
*	Truly International Holdings, Ltd.	641,140	83,565
	Tsaker Chemical Group, Ltd.	61,500	13,511
*	Tuniu Corp., Sponsored ADR	12,347	23,706
	Uni-President China Holdings, Ltd.	645,966	657,480
	United Energy Group, Ltd.	2,540,000	448,065
	Vinda International Holdings, Ltd.	157,000	379,578
*	Vipshop Holdings, Ltd., ADR	162,392	2,067,250
	Want Want China Holdings, Ltd.	1,698,000	1,401,614

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wasion Holdings, Ltd.	214,000	$84,347
#*	Weibo Corp., Sponsored ADR	18,151	773,596
	Weichai Power Co., Ltd., Class H	680,120	1,190,707
	Weiqiao Textile Co., Class H	205,500	53,149
	West China Cement, Ltd.	1,294,000	207,925
#	Wisdom Education International Holdings Co., Ltd.	266,000	100,169
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	189,500	201,471
	Xiamen International Port Co., Ltd., Class H	426,000	51,704
	Xingda International Holdings, Ltd.	403,723	109,331
	Xingfa Aluminium Holdings, Ltd.	48,000	44,455
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	164,000	112,970
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	168,658	176,725
*	Xinming China Holdings, Ltd.	18,000	2,938
	Xinyi Solar Holdings, Ltd.	1,094,450	764,855
	Xinyuan Real Estate Co., Ltd., ADR	20,746	68,877
	Xtep International Holdings, Ltd.	387,468	175,415
*	Xunlei, Ltd., ADR	12,250	51,818
	Yadea Group Holdings, Ltd.	474,000	122,126
*	Yanchang Petroleum International, Ltd.	2,200,000	12,812
	Yanzhou Coal Mining Co., Ltd., Class H	816,000	602,075
	Yashili International Holdings, Ltd.	397,000	34,173
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	37,600	215,499
*	Yida China Holdings, Ltd.	36,000	6,769
	Yihai International Holding, Ltd.	133,000	747,336
	Yip's Chemical Holdings, Ltd.	88,000	27,725
#*	Yiren Digital, Ltd., ADR	20,596	94,330
*	Youyuan International Holdings, Ltd.	136,920	3,438
*	YuanShengTai Dairy Farm, Ltd.	760,000	26,218
	Yuexiu Property Co., Ltd.	3,595,292	719,672
	Yuexiu Transport Infrastructure, Ltd.	320,752	279,334
	Yum China Holdings, Inc.	93,138	4,011,454
	Yuzhou Properties Co., Ltd.	982,353	453,250
	Zhejiang Expressway Co., Ltd., Class H	484,000	395,122
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	124,000	61,556
*	Zhong An Group, Ltd.	490,000	14,111
	Zhongsheng Group Holdings, Ltd.	244,500	899,842
	Zhongyu Gas Holdings, Ltd.	58,455	52,693
	Zhou Hei Ya International Holdings Co., Ltd.	207,500	101,841
*	Zhuguang Holdings Group Co., Ltd.	344,000	50,506
	Zhuhai Holdings Investment Group, Ltd.	156,000	23,958
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	190,450	641,291
	Zijin Mining Group Co., Ltd., Class H	1,808,000	793,357
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	281,200	206,457
*	ZTE Corp., Class H	142,720	457,270
	ZTO Express Cayman, Inc., ADR	54,420	1,182,002
TOTAL CHINA			334,116,100
COLOMBIA — (0.4%)
	Banco de Bogota SA	14,112	367,242
	Bancolombia SA, Sponsored ADR	14,286	749,586
	Bancolombia SA	35,012	434,476
	Bolsa de Valores de Colombia	3,425	11,016
	Celsia SA ESP	239,037	316,969
	Cementos Argos SA	171,894	326,699
*	CEMEX Latam Holdings SA	76,893	94,205
*	Constructora Conconcreto SA	2,809	391
*	Corp. Financiera Colombiana SA	39,515	375,505
	Ecopetrol SA	963,173	895,582
*	Empresa de Telecomunicaciones de Bogota	193,442	14,593

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Argos SA	66,196	$338,335
	Grupo Aval Acciones y Valores SA	17,655	149,185
	Grupo de Inversiones Suramericana SA	35,500	332,164
*	Grupo Energia Bogota SA ESP	167,811	117,517
	Grupo Nutresa SA	40,695	294,622
	Interconexion Electrica SA ESP	125,172	688,080
	Mineros SA	5,269	4,714
	Promigas SA ESP	7,608	16,462
TOTAL COLOMBIA			5,527,343
CZECH REPUBLIC — (0.2%)
	CEZ A.S.	40,303	882,215
	Komercni banka A.S.	15,235	523,638
	Moneta Money Bank A.S.	325,174	1,187,349
	O2 Czech Republic A.S.	21,410	220,485
TOTAL CZECH REPUBLIC			2,813,687
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	266,956	1,406,004
	Egyptian Financial Group-Hermes Holding Co., GDR	7,191	13,878
	Egyptian Financial Group-Hermes Holding Co., GDR	1,326	2,551
TOTAL EGYPT			1,422,433
GREECE — (0.4%)
	Aegean Airlines SA	15,499	143,670
*	Alpha Bank AE	210,538	421,384
	Athens Water Supply & Sewage Co. SA	16,969	139,689
	AUTOHELLAS SA	8,399	71,690
	Bank of Greece	3,166	55,672
*	Ellaktor SA	37,044	69,894
*	Eurobank Ergasias SA	390,255	358,068
*	FF Group	11,777	43,280
	Fourlis Holdings SA	23,710	149,308
*	GEK Terna Holding Real Estate Construction SA	31,699	287,311
	Hellenic Exchanges - Athens Stock Exchange SA	17,385	89,957
	Hellenic Petroleum SA	20,327	177,545
	Hellenic Telecommunications Organization SA	61,265	914,968
	Holding Co. ADMIE IPTO SA	47,833	122,215
*	Intracom Holdings SA	24,302	22,457
	JUMBO SA	28,161	572,743
*	LAMDA Development SA	33,428	298,998
	Motor Oil Hellas Corinth Refineries SA	20,574	436,866
	Mytilineos SA	31,535	323,128
*	National Bank of Greece SA	129,063	409,676
*	Piraeus Bank SA	152,980	543,274
	Piraeus Port Authority SA	3,323	79,842
*	Public Power Corp. SA	23,407	108,351
	Sarantis SA	9,672	95,322
*	Terna Energy SA	19,698	177,170
*	Titan Cement International SA	9,067	185,612
TOTAL GREECE			6,298,090
HONG KONG — (0.0%)
*	Leyou Technologies Holdings, Ltd.	50,000	16,038
HUNGARY — (0.3%)
#	CIG Pannonia Life Insurance P.L.C., Class A	14,978	8,778

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	Magyar Telekom Telecommunications P.L.C.	260,648	$388,581
	MOL Hungarian Oil & Gas P.L.C.	260,949	2,212,763
	OTP Bank P.L.C.	44,441	2,058,594
TOTAL HUNGARY			4,668,716
INDIA — (10.8%)
*	3M India, Ltd.	554	177,659
*	5Paisa Capital, Ltd.	8,615	22,609
	Aarti Drugs, Ltd.	2,801	23,976
	Aarti Industries, Ltd.	26,488	367,035
*	Aarti Surfactants, Ltd.	1,324	1,479
	ABB India, Ltd.	5,237	95,608
	ABB Powar Products & System India, Ltd.	1,047	11,155
	Abbott India, Ltd.	1,520	266,877
	ACC, Ltd.	17,993	379,082
	Action Construction Equipment, Ltd.	7,217	8,706
	Adani Enterprises, Ltd.	73,800	235,958
	Adani Gas, Ltd.	146,362	339,626
*	Adani Green Energy, Ltd.	111,381	293,571
*	Adani Power, Ltd.	371,686	317,007
*	Adani Transmissions, Ltd.	110,238	513,481
*	Aditya Birla Capital, Ltd.	163,572	226,393
*	Aditya Birla Fashion and Retail, Ltd.	93,200	305,007
	Advanced Enzyme Technologies, Ltd.	12,879	30,627
	Aegis Logistics, Ltd.	32,617	95,988
	Agro Tech Foods, Ltd.	4,264	41,328
	Ahluwalia Contracts India, Ltd.	2,080	9,623
	AIA Engineering, Ltd.	12,413	309,924
	Ajanta Pharma, Ltd.	12,898	199,540
	Akzo Nobel India, Ltd.	4,305	123,367
	Alembic Pharmaceuticals, Ltd.	27,495	242,042
	Alembic, Ltd.	54,445	43,777
*	Allahabad Bank	289,489	71,833
	Allcargo Logistics, Ltd.	33,994	53,576
	Amara Raja Batteries, Ltd.	22,700	244,853
	Ambuja Cements, Ltd.	139,808	400,723
*	Amtek Auto, Ltd.	52,973	383
	Anant Raj, Ltd.	53,435	27,188
*	Andhra Bank	205,859	46,212
	Andhra Sugars, Ltd. (The)	2,017	8,961
*	Anup Engineering, Ltd.	3,112	26,282
	Apar Industries, Ltd.	7,842	42,612
	APL Apollo Tubes, Ltd.	3,950	108,610
	Apollo Tyres, Ltd.	166,410	387,655
*	Arvind Fashions, Ltd.	16,804	92,618
	Arvind, Ltd.	84,021	50,658
	Asahi India Glass, Ltd.	26,973	90,784
	Ashiana Housing, Ltd.	15,215	23,713
	Ashok Leyland, Ltd.	638,846	732,860
*	Ashoka Buildcon, Ltd.	39,544	62,990
	Asian Paints, Ltd.	67,549	1,698,687
	Astral Polytechnik, Ltd.	13,530	227,437
	Atul, Ltd.	4,562	313,785
	Automotive Axles, Ltd.	3,807	44,415
	Avanti Feeds, Ltd.	18,377	170,575
*	Avenue Supermarts, Ltd.	539	16,091
	Axis Bank, Ltd.	298,775	3,056,800
	Bajaj Auto, Ltd.	19,222	854,783
*	Bajaj Consumer Care, Ltd.	33,236	104,610

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bajaj Electricals, Ltd.	11,884	$61,998
	Bajaj Finance, Ltd.	43,930	2,686,423
	Bajaj Finserv, Ltd.	8,788	1,161,458
*	Bajaj Hindusthan Sugar, Ltd.	210,829	18,679
	Bajaj Holdings & Investment, Ltd.	13,923	675,160
	Balaji Amines, Ltd.	6,470	35,261
	Balkrishna Industries, Ltd.	45,952	687,356
	Balmer Lawrie & Co., Ltd.	30,656	51,570
	Balrampur Chini Mills, Ltd.	78,854	182,667
	Banco Products India, Ltd.	11,777	16,978
	Bandhan Bank, Ltd.	53,568	337,154
*	Bank of Baroda	193,224	249,241
*	Bank of Maharashtra	198,041	36,306
	Bannari Amman Sugars, Ltd.	894	18,295
	BASF India, Ltd.	3,352	46,574
	Bata India, Ltd.	9,609	242,665
	BEML, Ltd.	5,626	76,877
	Berger Paints India, Ltd.	106,165	832,379
	Bhansali Engineering Polymers, Ltd.	29,445	20,611
	Bharat Forge, Ltd.	102,023	699,336
	Bharat Petroleum Corp., Ltd.	171,963	1,101,955
	Bharat Rasayan, Ltd.	365	32,943
*	Bharti Airtel, Ltd.	446,460	3,106,285
	Bharti Infratel, Ltd.	95,502	332,361
	Biocon, Ltd.	102,954	422,684
	Birla Corp., Ltd.	10,855	120,597
*	Birlasoft, Ltd.	80,994	91,331
	Blue Dart Express, Ltd.	537	20,283
	Blue Star, Ltd.	14,558	169,460
	Bodal Chemicals, Ltd.	28,773	29,621
	Bombay Dyeing & Manufacturing Co., Ltd.	33,291	43,902
	Borosil Glass Works, Ltd.	14,033	33,928
	Bosch, Ltd.	1,532	297,408
	Brigade Enterprises, Ltd.	32,571	108,083
	Britannia Industries, Ltd.	14,010	624,881
	BSE, Ltd.	6,411	47,914
	Can Fin Homes, Ltd.	22,994	155,671
*	Canara Bank	55,717	157,243
	Capacit'e Infraprojects, Ltd.	12,709	34,314
	Carborundum Universal, Ltd.	26,926	126,481
	Care Ratings, Ltd.	7,322	67,225
	Castrol India, Ltd.	106,814	200,540
	CCL Products India, Ltd.	38,497	120,941
	Ceat, Ltd.	12,726	178,051
	Central Depository Services India, Ltd.	4,550	16,850
	Century Plyboards India, Ltd.	37,659	89,852
	Century Textiles & Industries, Ltd.	18,089	161,028
	Cera Sanitaryware, Ltd.	2,844	107,807
	CESC, Ltd.	24,069	238,230
*	CG Power and Industrial Solutions, Ltd.	203,600	27,397
	Chambal Fertilizers & Chemicals, Ltd.	72,529	183,441
*	Chennai Petroleum Corp., Ltd.	17,205	30,025
	Chennai Super Kings Cricket, Ltd.	130,176	770
*	Cholamandalam Financial Holdings, Ltd.	31,634	240,177
	Cholamandalam Investment and Finance Co., Ltd.	117,324	534,083
	City Union Bank, Ltd.	133,999	432,154
	Coal India, Ltd.	250,678	642,684
	Colgate-Palmolive India, Ltd.	29,408	548,509
	Container Corp. Of India, Ltd.	65,461	521,711

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Coromandel International, Ltd.	45,855	$405,614
*	Corp. Bank	164,998	54,056
*	Cox & Kings, Ltd.	46,655	619
	CRISIL, Ltd.	9,323	222,583
	Crompton Greaves Consumer Electricals, Ltd.	196,701	771,913
	Cummins India, Ltd.	16,055	129,129
	Cyient, Ltd.	23,996	165,617
	Dabur India, Ltd.	100,058	694,953
*	Dalmia Bharat, Ltd.	38,292	468,602
	DB Corp., Ltd.	25,664	49,472
	DCB Bank, Ltd.	99,628	249,754
	DCM Shriram, Ltd.	26,469	137,442
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	16,772	26,166
	Deepak Nitrite, Ltd.	14,093	76,352
	DFM Foods, Ltd.	3,641	15,692
	Dhampur Sugar Mills, Ltd.	15,975	45,483
	Dhanuka Agritech, Ltd.	6,469	46,850
	Dilip Buildcon, Ltd.	18,685	108,764
*	Dish TV India, Ltd.	176,773	31,952
	Dishman Carbogen Amcis, Ltd.	29,525	30,915
	Divi's Laboratories, Ltd.	18,285	499,339
	Dixon Technologies India, Ltd.	1,128	72,704
	DLF, Ltd.	136,360	495,881
	Dr Lal PathLabs, Ltd.	12,391	307,546
*	Dynamatic Technologies, Ltd.	1,869	25,413
	eClerx Services, Ltd.	11,671	102,204
	Edelweiss Financial Services, Ltd.	176,449	234,824
	Eicher Motors, Ltd.	3,397	960,301
	EID Parry India, Ltd.	39,453	126,231
	EIH, Ltd.	53,723	105,412
	Elgi Equipments, Ltd.	25,498	89,818
	Emami, Ltd.	49,436	204,380
	Endurance Technologies, Ltd.	12,236	186,019
	Engineers India, Ltd.	76,414	97,104
	Entertainment Network India, Ltd.	2,514	8,826
*	Eris Lifesciences, Ltd.	2,491	18,217
	Escorts, Ltd.	31,617	354,162
	Essel Propack, Ltd.	16,384	41,167
	Excel Industries, Ltd.	733	9,063
	Exide Industries, Ltd.	110,335	303,371
*	FDC, Ltd.	24,941	81,873
	Federal Bank, Ltd.	710,554	908,985
	Finolex Cables, Ltd.	31,095	173,333
	Finolex Industries, Ltd.	19,213	152,386
	Firstsource Solutions, Ltd.	142,208	86,905
*	Future Enterprises, Ltd.	99,463	33,254
	Future Lifestyle Fashions, Ltd.	13,486	78,385
*	Future Retail, Ltd.	43,845	202,253
	Gabriel India, Ltd.	37,453	59,409
	GAIL India, Ltd.	478,088	805,759
	Galaxy Surfactants, Ltd.	504	11,400
	Garware Technical Fibres, Ltd.	5,427	113,540
	Gateway Distriparks, Ltd.	28,293	54,930
	GE T&D India, Ltd.	6,889	16,137
	General Insurance Corp. of India	13,962	48,695
	GHCL, Ltd.	20,516	53,345
	GIC Housing Finance, Ltd.	12,531	26,896
	Gillette India, Ltd.	2,205	192,831
	Godrej Consumer Products, Ltd.	94,722	891,541

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Godrej Industries, Ltd.	15,059	$86,732
*	Godrej Properties, Ltd.	8,798	133,306
	Granules India, Ltd.	79,722	162,789
	Graphite India, Ltd.	3,594	14,926
	Grasim Industries, Ltd.	53,216	579,016
	Great Eastern Shipping Co., Ltd. (The)	26,241	110,464
	Greaves Cotton, Ltd.	45,105	85,268
*	Greenpanel Industries, Ltd.	19,337	15,146
	Greenply Industries, Ltd.	19,337	41,374
	Grindwell Norton, Ltd.	9,426	83,877
	Gujarat Alkalies & Chemicals, Ltd.	11,691	64,848
	Gujarat Ambuja Exports, Ltd.	20,394	43,839
*	Gujarat Fluorochemicals, Ltd.	16,368	141,733
	Gujarat Gas, Ltd.	80,245	324,268
	Gujarat Industries Power Co., Ltd.	19,775	22,251
	Gujarat Mineral Development Corp., Ltd.	47,029	40,119
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	25,754	70,061
	Gujarat Pipavav Port, Ltd.	113,985	139,412
	Gujarat State Fertilizers & Chemicals, Ltd.	73,343	87,720
	Gujarat State Petronet, Ltd.	85,718	303,636
	Gulf Oil Lubricants India, Ltd.	7,008	79,193
	Hatsun Agro Products, Ltd.	11,492	102,211
	Havells India, Ltd.	55,386	468,157
	HBL Power Systems, Ltd.	56,931	15,234
	HCL Technologies, Ltd.	350,883	2,909,617
	HDFC Bank Ltd.	413,389	7,069,174
	HDFC Life Insurance Co., Ltd.	64,543	541,870
*	HealthCare Global Enterprises, Ltd.	17,375	28,338
	HEG, Ltd.	2,260	33,822
	HeidelbergCement India, Ltd.	39,068	109,269
*	Hemisphere Properties India, Ltd.	33,278	58,341
	Heritage Foods, Ltd.	6,774	35,166
	Hero MotoCorp, Ltd.	41,694	1,454,703
	Hester Biosciences, Ltd.	238	5,305
	Hexaware Technologies, Ltd.	69,847	357,018
	HFCL, Ltd.	362,713	85,805
	Hikal, Ltd.	20,117	34,844
	HIL, Ltd.	1,730	33,935
	Himadri Speciality Chemical, Ltd.	42,228	39,054
	Himatsingka Seide, Ltd.	20,339	36,262
	Hindalco Industries, Ltd.	446,962	1,179,495
	Hinduja Global Solutions, Ltd.	3,291	30,997
*	Hindustan Oil Exploration Co., Ltd.	7,365	10,588
	Hindustan Unilever, Ltd.	141,308	4,029,006
	Honda SIEL Power Products, Ltd.	1,167	19,659
	Honeywell Automation India, Ltd.	764	296,435
	Housing Development Finance Corp., Ltd.	207,485	7,019,142
	Huhtamaki PPL, Ltd.	11,366	39,479
	ICICI Bank, Ltd., Sponsored ADR	164,684	2,401,100
	ICICI Bank, Ltd.	1,180	8,694
	ICICI Lombard General Insurance Co., Ltd.	15,312	283,664
	ICICI Prudential Life Insurance Co., Ltd.	51,567	369,229
*	IDFC First Bank, Ltd.	718,827	408,952
	IDFC, Ltd.	461,764	225,999
*	IFB Industries, Ltd.	4,858	40,831
*	IFCI, Ltd.	477,690	42,896
	IIFL Finance, Ltd.	99,665	235,221
*	IIFL Securities, Ltd.	99,665	75,648
	IIFL Wealth Management, Ltd.	14,238	266,346

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	India Cements, Ltd. (The)	65,029	$74,453
	Indiabulls Housing Finance, Ltd.	143,708	616,848
*	Indiabulls Integrated Services, Ltd.	2,915	4,845
*	Indiabulls Real Estate, Ltd.	135,430	197,458
	Indiabulls Ventures, Ltd.	35,876	88,868
	Indiabulls Ventures, Ltd.	6,548	6,661
*	Indian Bank	59,582	86,418
	Indian Hotels Co., Ltd. (The)	121,267	242,340
	Indian Hume Pipe Co., Ltd.	8,416	30,438
	Indian Oil Corp., Ltd.	382,933	608,248
*	Indian Overseas Bank	345,326	49,129
	Indo Count Industries, Ltd.	32,201	23,886
	Indoco Remedies, Ltd.	12,214	38,380
	Indraprastha Gas, Ltd.	97,935	694,759
	IndusInd Bank, Ltd.	26,493	464,206
	INEOS Styrolution India, Ltd.	1,619	18,110
	Infibeam Avenues, Ltd.	79,662	63,902
	Info Edge India, Ltd.	6,840	271,947
	Infosys, Ltd., Sponsored ADR	141,430	1,550,073
	Infosys, Ltd.	976,998	10,693,324
	Ingersoll-Rand India, Ltd.	4,807	44,888
	Inox Leisure, Ltd.	29,769	168,484
	Insecticides India, Ltd.	3,523	27,302
*	Intellect Design Arena, Ltd.	22,152	52,555
	InterGlobe Aviation, Ltd.	4,829	93,624
*	IRB Infrastructure Developers, Ltd.	83,799	121,064
	ITD Cementation India, Ltd.	35,112	29,673
	J Kumar Infraprojects, Ltd.	16,833	36,472
	Jagran Prakashan, Ltd.	54,556	51,599
	Jai Corp., Ltd.	22,407	34,920
*	Jain Irrigation Systems, Ltd.	155,375	15,426
*	Jaiprakash Power Ventures, Ltd.	476,905	15,401
*	Jammu & Kashmir Bank, Ltd. (The)	143,649	55,170
	Jamna Auto Industries, Ltd.	77,992	45,840
	JB Chemicals & Pharmaceuticals, Ltd.	12,437	86,474
	Jindal Photo Imaging, Ltd.	579	488
	Jindal Poly Films, Ltd.	2,316	7,587
	Jindal Saw, Ltd.	82,171	103,288
*	Jindal Stainless Hisar, Ltd.	35,791	38,474
*	Jindal Stainless, Ltd.	88,742	49,758
*	Jindal Steel & Power, Ltd.	157,433	386,249
	JK Cement, Ltd.	10,543	204,275
	JK Lakshmi Cement, Ltd.	15,807	78,992
	JK Paper, Ltd.	41,108	73,805
	JK Tyre & Industries, Ltd.	33,006	34,198
	JM Financial, Ltd.	146,953	217,162
	JMC Projects India, Ltd.	21,310	29,127
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,653	123,193
	JSW Energy, Ltd.	211,709	186,126
	JSW Steel, Ltd.	536,050	1,867,137
	JTEKT India, Ltd.	33,878	39,329
	Jubilant Foodworks, Ltd.	30,121	797,979
	Jubilant Life Sciences, Ltd.	50,434	407,552
*	Just Dial, Ltd.	13,206	103,539
	Jyothy Labs Ltd.	27,180	58,877
	Kajaria Ceramics, Ltd.	42,747	347,562
	Kalpataru Power Transmission, Ltd.	29,121	182,175
	Kalyani Steels, Ltd.	11,486	35,242
	Kansai Nerolac Paints, Ltd.	42,586	301,284

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karnataka Bank, Ltd. (The)	98,718	$101,767
	Karur Vysya Bank, Ltd. (The)	188,782	128,210
	Kaveri Seed Co., Ltd.	11,466	75,942
	KCP, Ltd. (The)	30,121	26,958
	KEC International, Ltd.	50,704	239,993
	KEI Industries, Ltd.	25,830	204,246
	Kiri Industries, Ltd.	7,501	40,282
	Kirloskar Oil Engines, Ltd.	25,693	52,812
	KNR Constructions, Ltd.	22,800	97,122
	Kolte-Patil Developers, Ltd.	11,282	41,881
	Kotak Mahindra Bank, Ltd.	105,755	2,497,454
*	KPIT Technologies, Ltd.	80,994	111,839
	KPR Mill, Ltd.	10,432	99,497
	KRBL, Ltd.	34,591	127,722
	L&T Finance Holdings, Ltd.	305,522	499,346
	LA Opala RG, Ltd.	5,529	14,245
	Lakshmi Machine Works, Ltd.	415	19,054
*	Lakshmi Vilas Bank, Ltd. (The)	34,290	7,274
	Larsen & Toubro Infotech, Ltd.	14,313	388,199
	Laurus Labs, Ltd.	7,515	45,323
	LG Balakrishnan & Bros, Ltd.	5,958	25,777
	LIC Housing Finance, Ltd.	151,919	932,286
	Linde India, Ltd.	11,710	121,955
	LT Foods, Ltd.	64,829	24,255
	Lumax Industries, Ltd.	2,016	41,941
	LUX Industries, Ltd.	2,738	56,849
	Magma Fincorp, Ltd.	72,433	58,807
	Mahanagar Gas, Ltd.	14,324	235,281
	Maharashtra Scooters, Ltd.	1,746	106,754
	Maharashtra Seamless, Ltd.	11,052	59,885
	Mahindra & Mahindra Financial Services, Ltd.	118,432	610,164
	Mahindra & Mahindra, Ltd.	219,556	1,746,583
*	Mahindra CIE Automotive, Ltd.	41,536	101,827
*	Mahindra Holidays & Resorts India, Ltd.	6,412	21,410
	Mahindra Lifespace Developers, Ltd.	3,562	20,947
	Majesco, Ltd.	8,575	46,999
	Manappuram Finance, Ltd.	254,929	668,570
	Marico, Ltd.	135,860	603,521
	Maruti Suzuki India, Ltd.	21,237	2,054,869
	MAS Financial Services, Ltd.	1,478	20,391
	Mastek, Ltd.	4,770	29,528
	Mayur Uniquoters, Ltd.	7,210	23,358
	Meghmani Organics, Ltd.	52,538	40,314
	Minda Corp., Ltd.	15,036	22,288
	Minda Industries, Ltd.	35,542	196,029
	Mindtree, Ltd.	9,695	120,228
	MOIL, Ltd.	36,155	77,345
	Motherson Sumi Systems, Ltd.	388,929	724,281
	Motilal Oswal Financial Services, Ltd.	16,279	180,614
	Mphasis, Ltd.	48,567	629,767
	MPS, Ltd.	2,372	11,967
	MRF, Ltd.	475	462,625
	Multi Commodity Exchange of India, Ltd.	3,805	65,946
*	Muthoot Capital Services, Ltd.	3,237	26,994
	Muthoot Finance, Ltd.	58,940	626,505
	National Aluminium Co., Ltd.	299,608	178,780
	Nava Bharat Ventures, Ltd.	54,195	54,353
	Navin Fluorine International, Ltd.	5,554	89,714
	Navneet Education, Ltd.	37,731	48,321

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NBCC India, Ltd.	111,654	$52,613
	NCC, Ltd.	226,588	172,527
	NESCO, Ltd.	11,674	122,256
	Neuland Laboratories, Ltd.	3,851	22,778
	NHPC, Ltd.	669,900	228,671
	NIIT Technologies, Ltd.	6,350	171,713
	NIIT, Ltd.	27,465	37,765
	Nilkamal, Ltd.	2,517	49,826
	NLC India, Ltd.	88,191	72,310
	NOCIL, Ltd.	29,828	39,856
	NRB Bearings, Ltd.	22,385	29,952
	NTPC, Ltd.	399,037	631,186
	Oberoi Realty, Ltd.	27,402	209,447
	Omaxe, Ltd.	22,851	49,642
*	Oracle Financial Services Software, Ltd.	7,861	321,741
	Orient Cement, Ltd.	28,090	30,222
	Orient Electric, Ltd.	12,508	43,362
	Orient Refractories, Ltd.	20,027	70,827
*	Oriental Bank of Commerce	177,435	124,413
	Oriental Carbon & Chemicals, Ltd.	1,568	21,986
	Page Industries, Ltd.	2,239	765,108
	Paisalo Digital, Ltd.	1,915	6,935
	Parag Milk Foods, Ltd.	15,727	30,517
*	PC Jeweller, Ltd.	73,554	22,967
	Persistent Systems, Ltd.	24,430	237,298
	Petronet LNG, Ltd.	324,395	1,209,422
	Phillips Carbon Black, Ltd.	29,375	51,251
	Phoenix Mills, Ltd. (The)	22,383	271,196
	PI Industries, Ltd.	33,383	721,147
	Pidilite Industries, Ltd.	31,672	667,657
	PNB Housing Finance, Ltd.	15,438	93,699
	PNC Infratech, Ltd.	35,001	97,411
	Poly Medicure, Ltd.	6,882	26,430
	Polyplex Corp., Ltd.	6,276	47,257
*	Power Finance Corp., Ltd.	353,810	576,221
	Power Grid Corp. of India, Ltd.	362,101	949,397
	Praj Industries, Ltd.	30,429	48,123
	Prakash Industries, Ltd.	32,212	20,051
	Prestige Estates Projects, Ltd.	66,478	358,228
*	Prime Focus, Ltd.	35,207	21,353
*	Procter & Gamble Health, Ltd.	1,462	90,645
	Procter & Gamble Hygiene & Health Care, Ltd.	3,205	495,845
	PSP Projects, Ltd.	3,766	27,034
	PTC India Financial Services, Ltd.	117,889	23,847
	PTC India, Ltd.	115,845	93,990
*	Punjab National Bank	353,451	298,644
	PVR, Ltd.	14,617	398,749
*	Quess Corp., Ltd.	13,875	122,651
	Rain Industries Ltd.	50,053	75,901
	Rajesh Exports, Ltd.	36,321	366,167
	Rallis India, Ltd.	10,737	35,292
	Ramco Cements, Ltd. (The)	26,445	289,521
	Ramco Industries, Ltd.	17,140	44,885
	Ramkrishna Forgings, Ltd.	7,724	38,036
	Rane Holdings, Ltd.	1,683	18,114
	Rashtriya Chemicals & Fertilizers, Ltd.	77,501	58,211
	Ratnamani Metals & Tubes, Ltd.	6,330	109,127
	RBL Bank, Ltd.	67,483	300,661
	REC, Ltd.	385,974	774,371

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Redington India, Ltd.	143,736	$231,612
	Relaxo Footwears, Ltd.	12,658	130,377
*	Reliance Home Finance, Ltd.	116,001	2,429
*	Reliance Infrastructure, Ltd.	57,599	17,418
*	Reliance Power, Ltd.	229,033	5,601
	Repco Home Finance, Ltd.	23,561	109,536
*	RP-SG Business Process Services, Ltd.	4,814	22,738
	Sadbhav Engineering, Ltd.	39,909	73,256
	Sadbhav Infrastructure Project, Ltd.	32,915	18,978
	Sagar Cements, Ltd.	739	5,588
*	Sanghi Industries, Ltd.	45,846	25,205
	Savita Oil Technologies, Ltd.	516	6,263
	SBI Life Insurance Co., Ltd.	27,457	381,058
	Schaeffler India, Ltd.	663	42,497
	Security & Intelligence Services India, Ltd.	2,016	14,052
	Sequent Scientific, Ltd.	34,602	44,121
	Seshasayee Paper & Boards, Ltd.	3,845	8,797
*	SH Kelkar & Co., Ltd.	11,983	18,816
	Shankara Building Products, Ltd.	3,661	19,685
	Sharda Cropchem, Ltd.	11,070	36,452
*	Sheela Foam, Ltd.	110	2,277
	Shilpa Medicare, Ltd.	10,912	40,849
*	Shipping Corp. of India, Ltd.	49,571	41,705
	Shoppers Stop, Ltd.	5,605	32,608
	Shree Cement, Ltd.	2,077	668,852
	Shriram City Union Finance, Ltd.	6,356	120,554
	Shriram Transport Finance Co., Ltd.	91,493	1,303,350
*	Sintex Plastics Technology, Ltd.	184,858	2,851
	Siyaram Silk Mills, Ltd.	2,906	9,168
	SML ISUZU, Ltd.	3,384	26,601
	Sobha, Ltd.	31,407	197,369
	Solar Industries India, Ltd.	9,823	175,117
	Somany Ceramics, Ltd.	7,348	22,059
*	Somany Home Innovation, Ltd.	17,822	39,212
	Sonata Software, Ltd.	29,236	137,645
	South Indian Bank, Ltd. (The)	645,437	94,826
*	Spencer's Retail Ltd.	6,322	7,612
	SRF, Ltd.	8,127	430,246
	Srikalahasthi Pipes, Ltd.	7,842	21,694
*	Star Cement, Ltd.	33,904	39,565
*	State Bank of India	234,185	1,040,097
*	State Bank of India, GDR	1,409	62,560
	Steel Authority of India, Ltd.	364,495	236,380
	Sterlite Technologies, Ltd.	61,607	107,244
	Strides Pharma Science, Ltd.	26,263	169,988
	Subros, Ltd.	14,654	50,089
	Sudarshan Chemical Industries	10,535	67,130
	Sun TV Network, Ltd.	50,950	335,340
	Sundaram Finance Holdings, Ltd.	4,466	4,260
	Sundaram Finance, Ltd.	10,303	237,021
	Sundaram-Clayton, Ltd.	1,860	57,486
	Sundram Fasteners, Ltd.	35,624	255,507
	Sunteck Realty, Ltd.	29,355	163,748
	Suprajit Engineering, Ltd.	22,155	63,176
	Supreme Industries, Ltd.	20,001	392,056
	Supreme Petrochem, Ltd.	17,842	46,322
	Surya Roshni, Ltd.	12,778	32,026
	Suven Life Sciences, Ltd.	28,997	9,507
	Suven Pharmaceuticals, Ltd.	28,997	114,249

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Swaraj Engines, Ltd.	2,273	$39,160
	Symphony, Ltd.	5,585	94,729
*	Syndicate Bank	449,067	151,762
	Syngene International, Ltd.	44,968	197,263
	TAKE Solutions, Ltd.	24,685	33,030
	Tasty Bite Eatables, Ltd.	176	20,144
	Tata Chemicals, Ltd.	31,796	334,645
	Tata Communications, Ltd.	33,278	191,936
	Tata Consultancy Services, Ltd.	220,909	6,453,601
	Tata Elxsi, Ltd.	9,084	120,747
	Tata Global Beverages, Ltd.	141,914	762,533
	Tata Metaliks, Ltd.	5,166	45,022
*	Tata Motors, Ltd.	819,291	2,012,820
	Tata Power Co., Ltd. (The)	420,804	339,711
*	Tata Sponge Iron, Ltd.	8,706	48,036
	Tata Steel, Ltd.	126,691	771,711
	TCI Express, Ltd.	8,425	104,551
	Tech Mahindra, Ltd.	185,407	2,077,142
*	Techno Electric & Engineering Co., Ltd.	14,738	61,705
	Tejas Networks, Ltd.	8,203	9,406
	Texmaco Rail & Engineering, Ltd.	32,187	17,029
	Thermax, Ltd.	5,073	76,979
	Thirumalai Chemicals, Ltd.	28,380	25,855
	Thomas Cook India, Ltd.	47,330	37,193
	Thyrocare Technologies, Ltd.	8,171	63,819
	Tide Water Oil Co India, Ltd.	569	37,291
	Time Technoplast, Ltd.	62,676	47,576
	Timken India, Ltd.	5,771	80,009
	Tinplate Co. of India, Ltd. (The)	23,897	47,590
	Titan Co., Ltd.	85,114	1,411,995
	Torrent Power, Ltd.	63,788	275,841
	Tourism Finance Corp. of India, Ltd.	4,049	4,098
	Transport Corp. of India, Ltd.	16,849	62,808
	Trent, Ltd.	23,170	192,034
	Trident, Ltd.	493,708	43,272
	Triveni Engineering & Industries, Ltd.	45,289	50,153
	Triveni Turbine, Ltd.	39,003	53,643
	TTK Prestige, Ltd.	1,165	94,232
	Tube Investments of India, Ltd.	37,042	267,687
	TV Today Network, Ltd.	13,322	45,076
*	TV18 Broadcast, Ltd.	270,590	97,125
	TVS Srichakra, Ltd.	1,771	42,253
*	UCO Bank	304,304	66,476
	Uflex, Ltd.	15,527	45,571
	UltraTech Cement, Ltd.	21,449	1,327,068
*	Union Bank of India	213,027	147,050
	UPL, Ltd.	231,364	1,703,110
*	VA Tech Wabag, Ltd.	10,086	30,260
	Vaibhav Global, Ltd.	5,973	89,437
	Vakrangee, Ltd.	180,675	126,942
	Vardhman Textiles, Ltd.	10,903	158,536
	Varun Beverages, Ltd.	3,927	42,413
	Vedanta, Ltd.	656,098	1,254,745
	Venky's India, Ltd.	2,911	68,142
	Vesuvius India, Ltd.	1,000	15,271
	V-Guard Industries, Ltd.	40,880	128,686
	Vinati Organics, Ltd.	7,191	225,333
	Vindhya Telelinks, Ltd.	1,762	21,522
	VIP Industries, Ltd.	23,109	149,653

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	V-Mart Retail, Ltd.	3,123	$87,244
	VRL Logistics, Ltd.	15,003	58,153
	VST Tillers Tractors, Ltd.	1,799	34,225
	WABCO India, Ltd.	1,921	183,238
	Welspun Corp., Ltd.	45,947	110,408
	Welspun Enterprises, Ltd.	26,652	29,382
	Welspun India, Ltd.	187,140	112,931
	West Coast Paper Mills, Ltd.	14,590	46,418
	Wheels India, Ltd.	1,390	11,608
	Whirlpool of India, Ltd.	8,665	298,773
	Wipro, Ltd.	308,377	1,024,410
	Wonderla Holidays, Ltd.	6,615	22,994
	Yes Bank, Ltd.	602,119	329,845
	Zee Entertainment Enterprises, Ltd.	252,322	946,436
	Zee Learn, Ltd.	34,956	9,187
	Zensar Technologies, Ltd.	39,770	95,156
TOTAL INDIA			162,941,087
INDONESIA — (2.4%)
	Ace Hardware Indonesia Tbk PT	2,641,700	332,343
	Adaro Energy Tbk PT	9,572,400	850,737
	Adhi Karya Persero Tbk PT	1,039,625	78,105
*	Agung Podomoro Land Tbk PT	1,043,700	10,958
	AKR Corporindo Tbk PT	658,800	159,008
*	Alam Sutera Realty Tbk PT	6,109,300	88,388
	Aneka Tambang Tbk	2,431,589	127,760
	Arwana Citramulia Tbk PT	1,603,400	50,339
	Astra Agro Lestari Tbk PT	220,467	191,274
	Astra International Tbk PT	4,081,100	1,883,988
	Astra Otoparts Tbk PT	444,800	38,999
*	Astrindo Nusantara Infrastructure Tbk PT	5,686,600	20,804
*	Asuransi Kresna Mitra Tbk PT	678,200	66,971
*	Bank Bukopin Tbk	3,493,200	57,145
*	Bank Capital Indonesia Tbk PT	722,900	16,517
	Bank Central Asia Tbk PT	1,565,000	3,698,125
	Bank Danamon Indonesia Tbk PT	985,242	250,240
*	Bank Ina Perdana PT	268,700	18,232
	Bank Mandiri Persero Tbk PT	3,382,744	1,849,668
	Bank Negara Indonesia Persero Tbk PT	1,386,700	726,544
*	Bank Pan Indonesia Tbk PT	2,269,600	192,133
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,166,600	83,966
	Bank Pembangunan Daerah Jawa Timur Tbk PT	2,139,900	97,942
*	Bank Permata Tbk PT	1,264,758	108,359
	Bank Rakyat Indonesia Persero Tbk PT	13,437,100	4,368,465
	Bank Tabungan Negara Persero Tbk PT	1,402,373	190,878
	Barito Pacific Tbk PT	13,780,500	1,313,636
	Bayan Resources Tbk PT	13,000	12,927
	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	18,258
*	Bintang Oto Global Tbk PT	442,800	50,904
	BISI International Tbk PT	932,700	68,201
	Blue Bird Tbk PT	291,800	50,194
*	Buana Lintas Lautan Tbk PT	1,266,800	16,381
	Bukit Asam Tbk PT	1,654,405	265,797
*	Bumi Serpong Damai Tbk PT	1,815,500	147,204
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	10,162
*	Capital Financial Indonesia Tbk PT	1,669,100	51,067
	Charoen Pokphand Indonesia Tbk PT	2,174,115	1,053,777
*	Citra Marga Nusaphala Persada Tbk PT	896,868	131,048
*	Delta Dunia Makmur Tbk PT	3,936,700	63,082

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Eagle High Plantations Tbk PT	5,480,000	$45,994
	Elnusa Tbk PT	2,138,700	42,308
	Erajaya Swasembada Tbk PT	789,500	91,080
*	Gajah Tunggal Tbk PT	1,108,600	40,076
*	Garuda Indonesia Persero Tbk PT	2,211,146	65,347
*	Global Mediacom Tbk PT	5,909,100	146,993
*	Hanson International Tbk PT	46,633,300	170,755
	Harum Energy Tbk PT	320,100	31,174
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,157,600	567,543
	Indika Energy Tbk PT	944,200	65,723
	Indo Tambangraya Megah Tbk PT	256,200	187,600
	Indocement Tunggal Prakarsa Tbk PT	261,500	313,374
	Indofood CBP Sukses Makmur Tbk PT	703,900	584,112
	Indofood Sukses Makmur Tbk PT	1,996,000	1,143,681
*	Indosat Tbk PT	493,300	82,271
	Industri dan Perdagangan Bintraco Dharma Tbk PT	2,427,000	16,702
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,232,900	195,030
*	Inti Agri Resources Tbk PT	3,873,200	14,182
*	Intikeramik Alamasri Industri Tbk PT	2,263,200	8,445
	Japfa Comfeed Indonesia Tbk PT	3,168,300	346,058
	Jasa Marga Persero Tbk PT	785,526	263,357
	Jaya Real Property Tbk PT	1,230,300	48,103
	Kalbe Farma Tbk PT	5,742,600	599,036
	Kapuas Prima Coal Tbk PT	1,774,000	46,240
*	Kawasan Industri Jababeka Tbk PT	8,369,468	181,479
	KMI Wire & Cable Tbk PT	1,523,700	53,662
*	Krakatau Steel Persero Tbk PT	1,691,031	33,569
*	Kresna Graha Investama Tbk PT	3,259,900	114,304
	Link Net Tbk PT	609,400	163,674
*	Lippo Cikarang Tbk PT	1,557,710	84,266
	Malindo Feedmill Tbk PT	779,500	50,728
	Matahari Department Store Tbk PT	1,547,900	332,475
	Mayora Indah Tbk PT	1,671,725	235,107
*	Medco Energi Internasional Tbk PT	4,101,900	209,841
	Media Nusantara Citra Tbk PT	3,301,700	382,267
	Metrodata Electronics Tbk PT	487,100	59,668
	Mitra Adiperkasa Tbk PT	4,877,000	342,607
	Mitra Keluarga Karyasehat Tbk PT	1,042,400	197,628
*	MNC Investama Tbk PT	12,227,100	58,145
*	MNC Land Tbk PT	1,069,800	11,426
*	MNC Sky Vision Tbk PT	269,000	25,530
*	Modernland Realty Tbk PT	6,013,600	84,752
	Nippon Indosari Corpindo Tbk PT	928,544	88,319
	Pabrik Kertas Tjiwi Kimia Tbk PT	327,500	217,260
*	Pacific Strategic Financial Tbk PT	1,990,200	102,073
	Pakuwon Jati Tbk PT	5,881,300	223,228
	Pan Brothers Tbk PT	1,955,500	40,037
*	Panin Financial Tbk PT	10,892,000	207,205
*	Paninvest Tbk PT	840,400	60,262
*	Pelayaran Tamarin Samudra Tbk PT	1,797,000	26,835
	Perusahaan Gas Negara Tbk PT	3,122,300	386,972
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,633,300	140,247
*	Pool Advista Indonesia Tbk PT	350,400	4,003
	PP Persero Tbk PT	1,298,742	130,231
	PP Properti Tbk PT	5,985,600	23,177
	Puradelta Lestari Tbk PT	3,809,400	77,150
	Ramayana Lestari Sentosa Tbk PT	1,095,400	85,616
*	Rimo International Lestari Tbk PT	18,540,300	68,059
*	Salim Ivomas Pratama Tbk PT	1,609,400	43,365

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Sampoerna Agro Tbk PT	572,600	$101,184
	Sarana Menara Nusantara Tbk PT	6,632,200	409,217
	Sawit Sumbermas Sarana Tbk PT	1,413,000	82,759
	Selamat Sempurna Tbk PT	1,169,600	118,648
	Semen Baturaja Persero Tbk PT	807,400	18,479
	Semen Indonesia Persero Tbk PT	547,500	476,970
*	Sentul City Tbk PT	9,332,500	39,542
	Sinar Mas Agro Resources & Technology Tbk PT	36,000	9,877
*	Sinar Mas Multiartha Tbk PT	16,500	19,061
*	Sitara Propertindo Tbk PT	1,060,900	15,383
*	Smartfren Telecom Tbk PT	8,189,600	61,603
	Sri Rejeki Isman Tbk PT	8,246,800	132,600
*	Sugih Energy Tbk PT	5,670,200	15,572
	Sumber Alfaria Trijaya Tbk PT	1,508,900	88,449
	Summarecon Agung Tbk PT	3,205,000	198,033
	Surya Citra Media Tbk PT	3,223,500	337,481
*	Surya Esa Perkasa Tbk PT	2,146,300	36,608
	Surya Semesta Internusa Tbk PT	2,192,100	104,983
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	89,204	2,459,354
	Tempo Scan Pacific Tbk PT	107,300	10,125
*	Tiga Pilar Sejahtera Food Tbk	1,372,000	3,165
	Tiphone Mobile Indonesia Tbk PT	1,094,000	16,494
	Total Bangun Persada Tbk PT	672,000	20,067
*	Totalindo Eka Persada Tbk PT	559,300	7,358
	Tower Bersama Infrastructure Tbk PT	3,165,200	268,050
*	Trada Alam Minera Tbk PT	12,608,800	46,169
	Tunas Baru Lampung Tbk PT	1,989,500	121,255
	Tunas Ridean Tbk PT	238,000	17,079
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	133,297
	Unilever Indonesia Tbk PT	1,610,000	935,157
	United Tractors Tbk PT	828,495	1,157,735
*	Vale Indonesia Tbk PT	664,400	152,693
*	Visi Media Asia Tbk PT	5,092,600	18,531
	Waskita Beton Precast Tbk PT	4,254,600	80,718
	Waskita Karya Persero Tbk PT	1,355,243	121,540
	Wijaya Karya Beton Tbk PT	1,949,300	54,501
	Wijaya Karya Persero Tbk PT	1,648,549	226,795
*	XL Axiata Tbk PT	2,144,700	452,964
TOTAL INDONESIA			37,040,373
MALAYSIA — (2.1%)
#	Duopharma Biotech Bhd	128,046	49,551
#	Aeon Co. M Bhd	320,600	106,059
#	AEON Credit Service M Bhd	61,690	195,231
	AFFIN Bank Bhd	275,199	123,232
	AirAsia Group Bhd	984,900	342,129
#*	AirAsia X Bhd	818,400	25,798
	Ajinomoto Malaysia Bhd	3,400	11,779
	Alliance Bank Malaysia Bhd	503,300	299,343
	Allianz Malaysia Bhd	14,500	50,975
	AMMB Holdings Bhd	497,075	447,162
	Amway Malaysia Holdings Bhd	13,300	18,204
#	Ann Joo Resources Bhd	92,800	24,761
	APM Automotive Holdings Bhd	22,800	12,122
	Astro Malaysia Holdings Bhd	488,100	142,280
	ATA IMS Bhd	54,500	22,746
	Axiata Group Bhd	803,048	838,728
	Batu Kawan Bhd	39,400	156,447
	Berjaya Food Bhd	45,400	14,337

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Bermaz Auto Bhd	328,300	$147,734
	BIMB Holdings Bhd	181,631	175,137
	Boustead Holdings Bhd	238,660	47,729
#	Boustead Plantations Bhd	324,260	47,229
*	Bumi Armada Bhd	1,458,100	125,004
	Bursa Malaysia Bhd	363,700	490,813
	CAB Cakaran Corp. Bhd	172,400	15,510
	Cahya Mata Sarawak Bhd	178,100	93,353
	Can-One Bhd	42,900	29,998
	CB Industrial Product Holding Bhd	146,080	32,490
	CIMB Group Holdings Bhd	1,224,080	1,467,911
*	Coastal Contracts Bhd	125,600	39,103
	CSC Steel Holdings Bhd	55,500	13,923
	Cypark Resources Bhd	141,900	45,797
	D&O Green Technologies Bhd	343,200	65,979
	Dagang NeXchange Bhd	698,200	40,596
	Datasonic Group Bhd	375,000	132,478
*	Dayang Enterprise Holdings Bhd	307,945	205,697
	Dialog Group Bhd	508,814	404,367
	DiGi.Com Bhd	674,900	692,888
	DRB-Hicom Bhd	345,800	190,216
	Dutch Lady Milk Industries Bhd	6,400	63,955
#	Eastern & Oriental Bhd	320,580	43,682
#*	Eco World Development Group Bhd	536,900	83,415
#*	Eco World International Bhd	172,100	31,416
#	Ekovest BHD	287,550	44,395
	Engtex Group Bhd	164,000	30,568
	Evergreen Fibreboard Bhd	218,700	12,970
*	FGV Holdings Bhd	517,100	151,456
	Fraser & Neave Holdings Bhd	13,600	109,003
	Frontken Corp. Bhd	391,400	221,309
	Gabungan AQRS Bhd	185,778	47,709
	Gadang Holdings Bhd	363,600	52,362
	Gamuda Bhd	404,900	379,579
#	Gas Malaysia Bhd	57,400	38,444
	Genting Plantations Bhd	37,200	94,714
	George Kent Malaysia Bhd	247,900	52,244
	Globetronics Technology Bhd	336,066	191,198
	Glomac Bhd	194,040	16,466
	Guan Chong Bhd	49,000	35,800
	GuocoLand Malaysia Bhd	34,800	5,725
	Hai-O Enterprise Bhd	91,300	44,438
	HAP Seng Consolidated Bhd	275,520	653,595
	Hap Seng Plantations Holdings Bhd	44,900	18,256
	Hartalega Holdings Bhd	322,500	464,965
#*	Hengyuan Refining Co. Bhd	63,600	55,223
	HeveaBoard Bhd	272,900	30,456
	Hiap Teck Venture Bhd	583,500	28,208
	Hock Seng LEE Bhd	61,600	19,685
	Hong Leong Bank Bhd	88,190	343,025
	Hong Leong Financial Group Bhd	67,713	266,493
	Hong Leong Industries Bhd	26,900	62,638
	Hup Seng Industries Bhd	218,300	47,930
	IGB Bhd	10,577	8,775
	IJM Corp. Bhd	866,114	444,925
	IJM Plantations Bhd	85,300	39,216
	Inari Amertron Bhd	864,563	365,510
	Insas Bhd	133,113	27,980
	IOI Corp. Bhd	249,605	275,075

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IOI Properties Group Bhd	461,310	$130,965
*	Iris Corp. Bhd	736,100	24,017
#*	Iskandar Waterfront City Bhd	289,100	50,940
#*	JAKS Resources Bhd	315,000	95,008
*	Jaya Tiasa Holdings Bhd	293,305	51,856
	JHM Consolidation Bhd	137,400	48,773
	Kenanga Investment Bank Bhd	159,100	16,237
#	Kerjaya Prospek Group Bhd	234,960	75,876
	Kim Loong Resources Bhd	89,860	27,654
	Kimlun Corp. Bhd	52,338	13,987
*	KNM Group Bhd	634,784	39,845
*	Kretam Holdings Bhd	399,000	41,309
#*	KSL Holdings Bhd	376,864	66,154
	Kuala Lumpur Kepong Bhd	40,050	222,077
	Land & General Bhd	1,013,940	33,225
*	Landmarks Bhd	139,100	15,214
#	LBS Bina Group Bhd	556,060	64,264
	Lii Hen Industries Bhd	73,000	51,464
	Lingkaran Trans Kota Holdings Bhd	112,800	129,079
	Lotte Chemical Titan Holding Bhd	35,500	17,724
	LPI Capital Bhd	63,200	230,263
	Magni-Tech Industries Bhd	117,333	70,023
	Mah Sing Group Bhd	610,152	99,525
	Malakoff Corp. Bhd	570,000	113,579
	Malayan Banking Bhd	787,821	1,616,794
	Malayan Flour Mills Bhd	285,450	39,676
*	Malayan United Industries Bhd	357,000	16,017
	Malaysia Airports Holdings Bhd	439,067	719,012
	Malaysia Building Society Bhd	666,603	129,109
*	Malaysia Marine and Heavy Engineering Holdings Bhd	141,900	24,021
*	Malaysian Bulk Carriers Bhd	219,725	26,107
	Malaysian Pacific Industries Bhd	67,663	196,320
	Malaysian Resources Corp. Bhd	783,400	127,267
	Malton Bhd	177,500	18,760
	Matrix Concepts Holdings Bhd	320,550	149,170
	Maxis Bhd	383,500	494,284
	MBM Resources BHD	78,530	72,420
	Media Chinese International, Ltd.	100,600	5,373
*	Media Prima Bhd	502,600	25,652
#	Mega First Corp. Bhd	78,700	99,651
	MKH Bhd	164,215	62,277
#	MMC Corp. Bhd	346,100	74,137
	MNRB Holdings Bhd	136,099	33,675
*	MPHB Capital Bhd	74,900	19,006
	Muda Holdings Bhd	113,800	37,013
	Muhibbah Engineering M Bhd	112,100	46,266
*	Mulpha International Bhd	87,720	38,417
	My EG Services Bhd	869,450	218,846
	NTPM Holdings Bhd	103,400	12,061
#	Oriental Holdings BHD	70,300	110,175
	OSK Holdings Bhd	447,264	104,500
	Padini Holdings Bhd	228,200	184,132
	Panasonic Manufacturing Malaysia Bhd	3,400	28,716
	Pantech Group Holdings Bhd	217,196	25,586
	Paramount Corp. Bhd	183,540	59,000
	Petron Malaysia Refining & Marketing Bhd	50,500	59,074
	PIE Industrial Bhd	93,100	28,403
#	Pos Malaysia Bhd	137,200	47,883
	PPB Group Bhd	72,260	327,389

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Press Metal Aluminium Holdings Bhd	434,400	$514,862
	Public Bank Bhd	747,170	3,378,809
	QL Resources Bhd	247,704	501,238
	Ranhill Holdings Bhd	205,800	49,224
	RHB Bank Bhd	452,562	628,548
*	Salcon Bhd	329,086	16,709
	Sam Engineering & Equipment M Bhd	16,800	31,590
	Sapura Energy Bhd	2,326,211	138,023
	Sarawak Oil Palms Bhd	57,114	47,351
	Scientex Bhd	138,700	306,229
	Serba Dinamik Holdings Bhd	597,030	326,335
	Shangri-La Hotels Malaysia Bhd	63,400	72,710
#	Sime Darby Plantation Bhd	391,800	482,912
#	Sime Darby Property Bhd	1,272,800	241,403
	SKP Resources Bhd	530,700	193,618
	SP Setia Bhd Group	471,068	149,883
	Sunway Construction Group Bhd	187,510	82,573
#	Supermax Corp. Bhd	416,103	179,690
	Suria Capital Holdings Bhd	21,720	6,903
	Syarikat Takaful Malaysia Keluarga Bhd	171,600	189,870
	Ta Ann Holdings Bhd	119,126	93,225
	TA Enterprise Bhd	620,300	84,690
	TA Global Bhd	529,180	30,385
	Tan Chong Motor Holdings Bhd	103,100	32,324
	Telekom Malaysia Bhd	406,160	381,420
	Tenaga Nasional Bhd	639,100	1,934,714
	Thong Guan Industries Bhd	11,900	10,263
	TIME dotCom Bhd	54,200	122,357
	Tropicana Corp. Bhd	231,391	49,362
	TSH Resources Bhd	99,300	28,837
	Tune Protect Group Bhd	184,300	22,574
	Uchi Technologies Bhd	152,170	97,884
	UEM Edgenta Bhd	150,200	97,390
*	UEM Sunrise Bhd	701,564	102,009
	UMW Holdings Bhd	128,400	122,391
	Unisem M Bhd	10,400	5,620
#	United Malacca Bhd	20,100	25,753
	United Plantations Bhd	14,100	89,577
	UOA Development Bhd	358,600	172,742
*	Velesto Energy Bhd	1,287,935	107,722
	ViTrox Corp. Bhd	61,800	139,944
#*	Vizione Holdings Bhd	278,200	55,660
	VS Industry Bhd	677,381	221,199
*	Wah Seong Corp. Bhd	218,605	62,636
*	WCE Holdings Bhd	56,300	4,750
*	WCT Holdings Bhd	475,002	88,266
	Wellcall Holdings Bhd	272,550	72,495
	Westports Holdings Bhd	353,300	339,095
	WTK Holdings Bhd	104,800	12,332
	Yinson Holdings Bhd	245,400	369,754
*	YNH Property Bhd	197,408	129,078
	YTL Corp. Bhd	1,899,830	413,732
#	YTL Power International Bhd	589,246	107,583
TOTAL MALAYSIA			32,459,129
MEXICO — (3.2%)
	Alfa S.A.B. de C.V., Class A	2,060,747	1,549,745
	Alpek S.A.B. de C.V.	365,986	343,411
*	Alsea S.A.B. de C.V.	353,533	858,411

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	America Movil S.A.B. de C.V.	4,985,903	$4,124,245
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	116,929	1,950,376
	Arca Continental S.A.B. de C.V.	57,957	328,194
#*	Axtel S.A.B. de C.V.	751,020	126,790
	Banco del Bajio SA	130,899	216,208
*	Bio Pappel S.A.B. de C.V.	22,232	26,897
	Bolsa Mexicana de Valores S.A.B. de C.V.	210,773	490,694
	Cemex S.A.B. de C.V.	3,260,597	1,309,726
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	11,926	726,890
	Consorcio ARA S.A.B. de C.V.	338,198	74,994
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,490	201,215
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	248,143	322,663
	Corp. Actinver S.A.B. de C.V.	9,800	5,653
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	317,098	578,968
	Corp. Moctezuma S.A.B. de C.V.	87,200	269,138
	Credito Real S.A.B. de C.V. SOFOM ER	150,887	190,850
#	El Puerto de Liverpool S.A.B. de C.V.	50,513	268,398
*	Elementia S.A.B. de C.V.	36,084	21,025
#*	Empresas ICA S.A.B. de C.V.	72,400	56
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	10,724	5,789
	Fomento Economico Mexicano S.A.B. de C.V.	143,342	1,292,433
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	821	74,030
	Gentera S.A.B. de C.V.	761,373	862,289
	Gruma S.A.B. de C.V., Class B	106,839	1,135,534
#*	Grupo Aeromexico S.A.B. de C.V.	157,608	119,193
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	199,076	1,515,024
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	4,815	595,519
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	94,110	1,165,300
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	4,576	882,207
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	10,582	203,508
#	Grupo Bimbo S.A.B. de C.V.	435,528	781,371
	Grupo Carso S.A.B. de C.V.	133,837	482,565
	Grupo Cementos de Chihuahua S.A.B. de C.V.	87,450	453,599
	Grupo Comercial Chedraui S.A. de C.V.	256,033	336,310
	Grupo Elektra S.A.B. de C.V.	25,618	1,871,644
*	Grupo Famsa S.A.B. de C.V., Class A	138,137	30,193
	Grupo Financiero Banorte S.A.B. de C.V.	591,335	3,644,302
	Grupo Financiero Inbursa S.A.B. de C.V.	435,285	495,514
*	Grupo GICSA SAB de CV	209,490	76,499
	Grupo Herdez S.A.B. de C.V.	137,418	273,883
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	21,807	7,444
	Grupo Industrial Saltillo S.A.B. de C.V.	91,927	111,895
	Grupo KUO S.A.B. de C.V., Class B	28,600	80,947
#	Grupo Lala S.A.B. de C.V.	266,979	239,632
	Grupo Mexico S.A.B. de C.V., Class B	999,501	2,656,978
#*	Grupo Pochteca S.A.B. de C.V.	35,990	12,361
	Grupo Rotoplas S.A.B. de C.V.	73,189	61,005
	Grupo Sanborns S.A.B. de C.V.	147,588	181,990
*	Grupo Simec S.A.B. de C.V., Sponsored ADR	2,821	28,986
*	Grupo Simec S.A.B. de C.V., Class B	38,410	132,739
*	Grupo Sports World S.A.B. de C.V.	42,700	44,970
	Grupo Televisa S.A.B., Sponsored ADR	15,502	172,382
#	Grupo Televisa S.A.B.	848,608	1,885,796
*	Grupo Traxion S.A.B. de C.V.	60,930	53,109
*	Hoteles City Express S.A.B. de C.V.	177,546	133,332
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	188,521	399,081
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	1,286	62,165
	Industrias Bachoco S.A.B. de C.V., Class B	83,968	336,930
*	Industrias CH S.A.B. de C.V.	98,329	486,506

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Industrias Penoles S.A.B. de C.V.	68,391	$709,916
	Infraestructura Energetica Nova S.A.B. de C.V.	85,309	400,912
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	577,915	1,195,560
#*	La Comer S.A.B. de C.V.	308,419	391,736
	Megacable Holdings S.A.B. de C.V.	254,258	952,955
*	Minera Frisco S.A.B. de C.V.	163,510	27,474
*	Minera Frisco S.A.B. de C.V., Class A1	277,464	46,255
	Nemak S.A.B. de C.V.	519,618	215,872
#	Orbia Advance Corp. S.A.B. de C.V.	570,872	1,348,969
	Organizacion Cultiba S.A.B. de C.V.	24,314	15,441
	Organizacion Soriana S.A.B. de C.V., Class B	226,563	287,048
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	51,447	556,386
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	11,087	83,894
	Qualitas Controladora S.A.B. de C.V.	87,577	394,839
	Regional S.A.B. de C.V.	151,482	862,691
#*	Telesites S.A.B. de C.V.	637,365	468,862
#	TV Azteca S.A.B. de C.V.	760,843	32,011
	Unifin Financiera S.A.B. de C.V.	90,981	138,671
	Vitro S.A.B. de C.V., Class A	87,821	192,648
	Wal-Mart de Mexico S.A.B. de C.V.	1,026,541	3,003,755
TOTAL MEXICO			48,695,396
PERU — (0.2%)
	Cementos Pacasmayo SAA, ADR	6,089	56,083
	Cia de Minas Buenaventura SAA, ADR	15,794	204,216
	Credicorp, Ltd.	13,122	2,710,743
*	Fossal SAA, ADR	455	122
*	Grana y Montero SAA, Sponsored ADR	21,229	46,704
TOTAL PERU			3,017,868
PHILIPPINES — (1.2%)
*	8990 Holdings, Inc.	218,000	63,106
	Aboitiz Equity Ventures, Inc.	422,490	408,045
	Aboitiz Power Corp.	427,900	272,578
*	AC Energy Philippines, Inc.	675,000	26,225
*	AgriNurture, Inc.	118,000	27,855
	Altus Property Ventures, Inc.	27,268	2,085
*	Apex Mining Co., Inc.	1,427,000	27,802
*	Atlas Consolidated Mining & Development Corp.	168,700	7,952
	Ayala Corp.	41,696	593,773
	Ayala Land, Inc.	1,782,360	1,450,838
	Bank of the Philippine Islands	205,975	333,968
	BDO Unibank, Inc.	372,978	1,083,170
	Cebu Air, Inc.	178,860	263,677
*	CEMEX Holdings Philippines, Inc.	2,035,499	56,675
	Century Pacific Food, Inc.	606,500	178,818
	Century Properties Group, Inc.	500,000	4,785
	Chelsea Logistics and Infrastructure Holdings Corp.	112,100	11,142
	China Banking Corp.	311,037	153,590
	China Lotsynergy Holdings Ltd.	612,000	30,572
	Cosco Capital, Inc.	1,449,800	173,894
	D&L Industries, Inc.	1,238,200	214,661
	DMCI Holdings, Inc.	2,318,950	277,396
*	DoubleDragon Properties Corp.	360,290	112,399
	Eagle Cement Corp.	227,300	56,698
*	East West Banking Corp.	445,150	97,970
	EEI Corp.	357,100	58,875
*	Empire East Land Holdings, Inc.	1,223,000	9,664

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Filinvest Development Corp.	301,500	$76,914
	Filinvest Land, Inc.	5,902,000	168,952
	First Gen Corp.	693,400	276,504
	First Philippine Holdings Corp.	182,270	238,547
*	Global Ferronickel Holdings, Inc.	762,228	21,894
	Globe Telecom, Inc.	11,220	417,416
	GT Capital Holdings, Inc.	20,139	266,995
*	Holcim Philippines, Inc.	104,200	25,991
	Integrated Micro-Electronics, Inc.	339,960	46,820
	International Container Terminal Services, Inc.	194,400	495,609
	JG Summit Holdings, Inc.	490,170	672,465
	Jollibee Foods Corp.	121,930	457,502
*	Lepanto Consolidated Mining Co.	1,834,182	3,520
	Lopez Holdings Corp.	1,438,900	105,158
	MacroAsia Corp.	96,450	17,310
	Manila Electric Co.	52,430	264,125
	Manila Water Co., Inc.	615,600	147,269
	Max's Group, Inc.	216,700	42,570
	Megawide Construction Corp.	345,474	98,979
	Megaworld Corp.	4,288,600	340,743
	Metro Pacific Investments Corp.	3,941,000	248,261
	Metro Retail Stores Group, Inc.	714,000	27,511
	Metropolitan Bank & Trust Co.	274,235	308,861
	Nickel Asia Corp.	2,019,400	113,490
	Pepsi-Cola Products Philippines, Inc.	737,300	26,809
	Petron Corp.	1,186,800	84,302
*	Philex Mining Corp.	819,300	46,544
*	Philippine National Bank	247,752	154,985
	Philippine Stock Exchange, Inc. (The)	5,304	18,539
	Phoenix Petroleum Philippines, Inc.	189,140	44,238
	Pilipinas Shell Petroleum Corp.	207,090	121,830
	PLDT, Inc., Sponsored ADR	14,727	282,317
	PLDT, Inc.	25,530	496,670
	Puregold Price Club, Inc.	524,830	393,026
*	PXP Energy Corp.	151,300	25,614
	RFM Corp.	532,000	52,527
	Rizal Commercial Banking Corp.	339,756	133,293
	Robinsons Land Corp.	1,350,566	675,535
	Robinsons Retail Holdings, Inc.	186,020	282,788
	San Miguel Food and Beverage, Inc.	110,620	158,087
	Security Bank Corp.	89,986	312,148
	Semirara Mining & Power Corp.	667,880	288,097
	Shakey's Pizza Asia Ventures, Inc.	33,900	6,340
	SM Investments Corp.	20,980	399,019
	SM Prime Holdings, Inc.	1,423,012	1,084,946
	SSI Group, Inc.	945,000	41,222
	STI Education Systems Holdings, Inc.	1,881,000	22,655
*	Top Frontier Investment Holdings, Inc.	10,142	37,258
	Union Bank Of Philippines	135,942	169,940
	Universal Robina Corp.	244,340	696,235
	Vista Land & Lifescapes, Inc.	3,374,400	464,946
	Vistamalls, Inc.	82,400	8,588
	Wilcon Depot, Inc.	451,200	167,284
TOTAL PHILIPPINES			17,577,401
POLAND — (1.2%)
	Agora SA	20,446	65,229
*	Alior Bank SA	48,853	334,055
	Alumetal SA	814	9,219

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Amica SA	3,001	$113,432
*	AmRest Holdings SE	22,525	280,210
	Apator SA	5,949	32,336
	Asseco Poland SA	6,094	100,358
	Bank Handlowy w Warszawie SA	8,857	128,828
*	Bank Millennium SA	155,251	237,921
*	Bank Ochrony Srodowiska SA	10,593	18,306
	Bank Polska Kasa Opieki SA	14,678	374,415
*	Bioton SA	23,777	21,821
*	Boryszew SA	46,467	53,321
#	Budimex SA	5,973	284,232
	CCC SA	10,842	270,350
	CD Projekt SA	7,942	576,340
#*	Ciech SA	23,153	231,603
	ComArch SA	897	47,401
	Cyfrowy Polsat SA	76,837	538,578
	Develia SA	192,214	135,608
*	Dino Polska SA	15,010	628,373
	Dom Development SA	474	11,630
	Echo Investment SA	10,773	14,245
*	Enea SA	137,066	253,607
*	Energa SA	50,895	94,107
*	Fabryki Mebli Forte SA	8,318	68,681
	Famur SA	102,921	84,685
	Firma Oponiarska Debica SA	1,289	27,416
*	Getin Noble Bank SA	290,102	23,324
	Globe Trade Centre SA	71,094	172,970
*	Grupa Azoty SA	21,745	139,432
*	Grupa Azoty Zaklady Chemiczne Police SA	3,091	8,158
	Grupa Kety SA	6,769	632,668
	Grupa Lotos SA	62,036	1,231,134
	ING Bank Slaski SA	6,365	332,646
#	Inter Cars SA	3,464	212,175
#	Jastrzebska Spolka Weglowa SA	30,411	147,059
	Kernel Holding SA	38,613	468,238
*	KGHM Polska Miedz SA	74,337	1,747,356
	KRUK SA	7,377	311,676
	LPP SA	341	743,101
	Lubelski Wegiel Bogdanka SA	7,028	54,045
*	mBank SA	2,561	245,399
*	Netia SA	82,111	96,411
	Neuca SA	1,064	107,034
*	Orange Polska SA	164,642	297,058
*	PGE Polska Grupa Energetyczna SA	169,960	301,712
	PKP Cargo SA	17,395	79,544
	Polski Koncern Naftowy Orlen S.A.	132,521	2,585,556
	Polskie Gornictwo Naftowe i Gazownictwo SA	260,064	241,385
	Powszechna Kasa Oszczednosci Bank Polski SA	126,348	1,113,463
	Powszechny Zaklad Ubezpieczen SA	126,069	1,306,180
	Santander Bank Polska SA	4,533	335,432
	Stalexport Autostrady SA	56,461	43,227
	Stalprodukt SA	658	33,615
#*	Tauron Polska Energia SA	492,952	189,078
	VRG SA	79,132	79,250
	Warsaw Stock Exchange	11,916	128,520
	Wawel SA	227	38,540
*	Zespol Elektrowni Patnow Adamow Konin SA	2,460	4,770
TOTAL POLAND			18,486,463

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (1.8%)
	Etalon Group P.L.C., GDR	52,035	$119,712
	Etalon Group P.L.C., GDR	4,553	10,472
	Gazprom PJSC, Sponsored ADR	220,702	1,547,040
	Gazprom PJSC, Sponsored ADR	143,680	1,004,323
	Globaltrans Investment P.L.C., GDR	13,798	119,558
	Globaltrans Investment P.L.C., GDR	16,899	146,514
	Lukoil PJSC, Sponsored ADR	11,769	1,201,968
	Lukoil PJSC, Sponsored ADR	48,652	4,950,068
	Magnitogorsk Iron & Steel Works PJSC, GDR	47,794	437,143
*	Mail.Ru Group, Ltd., GDR	1,271	29,905
*	Mail.Ru Group, Ltd., GDR	14,910	350,981
*	Mechel PJSC, Sponsored ADR	14,684	44,199
	MMC Norilsk Nickel PJSC, ADR	7,978	257,370
	MMC Norilsk Nickel PJSC, ADR	63,265	2,040,267
	Mobile TeleSystems PJSC, Sponsored ADR	64,172	653,913
	Novatek PJSC, GDR	4,918	885,240
	Novolipetsk Steel PJSC, GDR	21,109	456,026
	Novolipetsk Steel PJSC, GDR	2,526	54,663
	O'Key Group SA, GDR	6,334	7,912
	PhosAgro PJSC, GDR	24,221	307,254
	PhosAgro PJSC, GDR	2,510	31,852
	POLYUS PJSC	4,024	245,866
	Ros Agro P.L.C., GDR	818	8,356
	Ros Agro P.L.C., GDR	5,892	60,098
	Rosneft Oil Co. PJSC, GDR	125,858	943,180
	Rosneft Oil Co. PJSC, GDR	126,625	947,572
	Rostelecom PJSC, Sponsored ADR	15,006	122,749
	Rostelecom PJSC, Sponsored ADR	19,115	153,376
	RusHydro PJSC, ADR	240,058	243,458
	Sberbank of Russia PJSC, Sponsored ADR	289,118	4,611,728
	Severstal PJSC, GDR	34,964	491,619
	Severstal PJSC, GDR	11,396	160,684
	Tatneft PJSC, Sponsored ADR	14,051	1,008,874
	Tatneft PJSC, Sponsored ADR	26,173	1,878,567
	TMK PJSC, GDR	18,979	65,857
	TMK PJSC, GDR	13,562	47,042
	VEON, Ltd.	176,284	456,576
	VTB Bank PJSC, GDR	171,074	243,572
	VTB Bank PJSC, GDR	314,944	449,740
	X5 Retail Group NV, GDR	24,211	886,290
	X5 Retail Group NV, GDR	2,786	102,330
TOTAL RUSSIA			27,783,914
SOUTH AFRICA — (5.6%)
	Absa Group, Ltd.	270,395	2,460,648
	Adcorp Holdings, Ltd.	61,325	48,905
	Advtech, Ltd.	323,333	230,768
	AECI, Ltd.	85,439	593,870
	African Oxygen, Ltd.	71,919	103,654
	African Phoenix Investments, Ltd.	282,387	7,510
	African Rainbow Minerals, Ltd.	83,223	932,142
	Afrimat, Ltd.	59,000	128,776
	Alexander Forbes Group Holdings, Ltd.	202,587	70,559
	Allied Electronics Corp., Ltd., Class A	134,456	203,201
	Alviva Holdings, Ltd.	81,663	76,817
	Anglo American Platinum, Ltd.	19,267	1,537,164
	AngloGold Ashanti, Ltd., Sponsored ADR	200,438	4,080,918
*	ArcelorMittal South Africa, Ltd.	164,858	14,145
*	Ascendis Health, Ltd.	107,869	7,152

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Assore, Ltd.	19,334	$311,469
	Astral Foods, Ltd.	35,227	469,533
*	Aveng, Ltd.	2,154,110	2,871
	AVI, Ltd.	180,140	923,323
	Barloworld, Ltd.	156,320	965,981
	Bid Corp., Ltd.	87,955	1,940,454
	Bidvest Group, Ltd. (The)	130,939	1,801,451
*	Blue Label Telecoms, Ltd.	273,933	49,929
#*	Brait SE	163,021	88,784
	Capitec Bank Holdings, Ltd.	12,612	1,126,697
	Cashbuild, Ltd.	17,209	226,686
	Caxton and CTP Publishers and Printers, Ltd.	26,485	12,916
	City Lodge Hotels, Ltd.	18,594	88,051
	Clicks Group, Ltd.	122,955	1,983,790
	Coronation Fund Managers, Ltd.	121,351	336,834
	Curro Holdings, Ltd.	65,841	70,201
	DataTec, Ltd.	159,684	354,537
#	Dis-Chem Pharmacies, Ltd.	81,127	138,513
	Discovery, Ltd.	124,893	969,292
*	enX Group, Ltd.	10,265	6,870
*	EOH Holdings, Ltd.	74,757	40,661
	Exxaro Resources, Ltd.	122,160	989,421
	Famous Brands, Ltd.	32,956	159,211
	FirstRand, Ltd.	1,332,731	5,107,614
#	Foschini Group, Ltd. (The)	107,149	981,371
	Gold Fields, Ltd.	29,233	189,245
	Gold Fields, Ltd., Sponsored ADR	521,793	3,339,475
*	Grand Parade Investments, Ltd.	131,391	28,470
*	Grindrod Shipping Holdings, Ltd.	8,149	44,027
	Grindrod, Ltd.	298,451	95,624
*	Harmony Gold Mining Co., Ltd.	113,948	384,653
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	152,302	511,735
	Hudaco Industries, Ltd.	23,402	158,006
	Hulamin, Ltd.	4,700	568
*	Impala Platinum Holdings, Ltd.	253,150	2,378,751
	Imperial Logistics, Ltd.	117,688	395,825
	Investec, Ltd.	89,431	495,671
*	Invicta Holdings, Ltd.	17,919	18,442
	Italtile, Ltd.	72,656	63,113
	JSE, Ltd.	25,655	186,540
	KAP Industrial Holdings, Ltd.	1,458,712	358,366
	Kumba Iron Ore, Ltd.	30,824	712,731
	Lewis Group, Ltd.	57,542	113,003
	Liberty Holdings, Ltd.	102,435	716,072
*	Long4Life, Ltd.	284,968	70,806
#	Massmart Holdings, Ltd.	77,310	273,502
	Merafe Resources, Ltd.	704,578	29,721
	Metair Investments, Ltd.	117,754	181,379
	MiX Telematics, Ltd., Sponsored ADR	8,700	113,796
	Momentum Metropolitan Holdings	729,985	972,553
	Motus Holdings Ltd.	76,006	406,912
	Mpact, Ltd.	120,100	123,629
	Mr. Price Group, Ltd.	100,584	1,133,283
#	MTN Group, Ltd.	659,953	3,532,983
*	MultiChoice Group, Ltd.	123,510	877,952
	Murray & Roberts Holdings, Ltd.	245,552	174,076
*	Nampak, Ltd.	431,250	140,000
	Naspers, Ltd., Class N	26,906	4,364,059
	Nedbank Group, Ltd.	191,858	2,490,439

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	NEPI Rockcastle P.L.C.	134,929	$1,102,938
*	Northam Platinum, Ltd.	196,332	1,641,016
	Novus Holdings, Ltd.	10,396	1,534
	Oceana Group, Ltd.	42,817	180,119
	Old Mutual, Ltd.	287,754	330,689
*	Omnia Holdings, Ltd.	110,305	244,675
	Peregrine Holdings, Ltd.	168,677	213,915
	Pick n Pay Stores, Ltd.	206,862	892,747
	Pioneer Foods Group, Ltd.	81,212	587,844
*	PPC, Ltd.	1,097,019	167,838
	PSG Group, Ltd.	50,489	719,083
	PSG Konsult, Ltd.	75,149	45,225
	Raubex Group, Ltd.	103,405	163,401
	RCL Foods, Ltd.	19,226	15,406
	Reunert, Ltd.	120,607	489,184
	Rhodes Food Group Pty, Ltd.	55,653	60,340
*	Royal Bafokeng Platinum, Ltd.	65,433	224,495
#	Sanlam, Ltd.	420,377	2,058,407
	Santam, Ltd.	19,453	364,679
*	Sappi, Ltd.	363,083	919,960
#	Sasol, Ltd.	11,323	179,878
	Sasol, Ltd., Sponsored ADR	125,832	1,984,371
	Shoprite Holdings, Ltd.	156,208	1,212,420
#*	Sibanye Gold, Ltd.	738,073	1,900,999
*	Sibanye Gold, Ltd., Sponsored ADR	146,127	1,490,499
	SPAR Group, Ltd. (The)	80,598	1,025,510
	Spur Corp., Ltd.	43,547	69,495
*	Stadio Holdings, Ltd.	55,206	6,867
	Standard Bank Group, Ltd.	530,319	5,531,631
*	Steinhoff International Holdings NV	643,070	38,528
*	Super Group, Ltd.	267,571	444,453
	Telkom SA SOC, Ltd.	192,751	411,066
	Tiger Brands, Ltd.	72,159	943,655
*	Tongaat Hulett, Ltd.	82,116	27,104
	Transaction Capital, Ltd.	191,298	308,946
*	Trencor, Ltd.	107,914	66,787
	Truworths International, Ltd.	238,548	696,491
	Vodacom Group, Ltd.	233,457	1,814,714
	Wilson Bayly Holmes-Ovcon, Ltd.	33,634	292,026
	Woolworths Holdings, Ltd.	439,556	1,288,237
TOTAL SOUTH AFRICA			84,875,268
SOUTH KOREA — (14.4%)
*	3S Korea Co., Ltd.	8,243	17,639
	ABco Electronics Co., Ltd.	3,678	15,816
*	Able C&C Co., Ltd.	2,437	19,733
	ABOV Semiconductor Co., Ltd.	5,668	33,410
*	Abpro Bio Co., Ltd.	45,652	24,883
#*	Ace Technologies Corp.	7,562	50,743
*	Actoz Soft Co., Ltd.	1,963	18,147
	ADTechnology Co., Ltd.	340	7,728
	Advanced Nano Products Co., Ltd.	1,159	15,096
	Advanced Process Systems Corp.	2,912	71,355
	Aekyung Petrochemical Co., Ltd.	8,325	54,407
	AfreecaTV Co., Ltd.	3,846	171,912
*	Agabang&Company	12,948	46,119
	Ahn-Gook Pharmaceutical Co., Ltd.	3,399	29,613
	Ahnlab, Inc.	1,337	72,837
	AJ Networks Co., Ltd.	12,026	49,282

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Ajin Industrial Co., Ltd.	15,410	$30,794
	AK Holdings, Inc.	3,176	80,138
	ALUKO Co., Ltd.	21,440	43,592
*	Aminologics Co., Ltd.	18,012	25,685
	Amorepacific Corp.	4,231	654,888
	AMOREPACIFIC Group	3,731	223,177
*	Amotech Co., Ltd.	2,859	61,810
*	Ananti, Inc.	11,404	85,344
#*	Aprogen Healthcare & Games, Inc.	25,054	15,451
*	Aprogen KIC, Inc.	2,120	4,563
*	APS Holdings Corp.	6,260	54,943
	Asia Cement Co., Ltd.	944	52,678
	ASIA Holdings Co., Ltd.	649	55,262
	Asia Paper Manufacturing Co., Ltd.	3,151	91,094
*	Asiana Airlines, Inc.	56,407	212,913
	Atinum Investment Co., Ltd.	13,201	20,546
	AUK Corp.	21,315	36,283
	Aurora World Corp.	2,940	27,985
	Austem Co., Ltd.	16,074	27,215
	Autech Corp.	7,412	68,702
	Avaco Co., Ltd.	3,893	18,583
	Baiksan Co., Ltd.	6,975	42,316
*	Barun Electronics Co., Ltd.	17,795	1,170
*	Barunson Entertainment & Arts Corp.	15,922	23,762
	Bcworld Pharm Co., Ltd.	1,425	16,043
	BGF Co., Ltd.	17,273	73,635
	BGF retail Co., Ltd.	2,241	308,445
#*	BH Co., Ltd.	12,339	213,741
*	Binex Co., Ltd.	11,603	69,732
	Binggrae Co., Ltd.	2,078	91,920
	BioSmart Co., Ltd.	5,234	17,887
*	Biovill Co., Ltd.	12,806	3,294
	BIT Computer Co., Ltd.	4,083	18,956
	Bixolon Co., Ltd.	6,510	29,097
*	Bluecom Co., Ltd.	6,343	19,794
	BNK Financial Group, Inc.	69,674	392,972
	Boditech Med, Inc.	3,424	39,579
	BoKwang Industry Co., Ltd.	7,220	27,212
	Bolak Co., Ltd.	8,270	15,250
	Bookook Securities Co., Ltd.	2,445	41,919
*	Boryung Medience Co., Ltd.	4,697	51,204
*	Bosung Power Technology Co., Ltd.	12,851	20,616
*	Brain Contents Co., Ltd.	63,853	32,812
*	Bubang Co., Ltd.	6,068	12,191
	Bukwang Pharmaceutical Co., Ltd.	6,987	79,563
	Busan City Gas Co., Ltd.	1,934	55,969
	BYC Co., Ltd.	105	19,587
*	BYON Co., Ltd.	24,096	23,408
	Byucksan Corp.	25,334	35,372
#*	CammSys Corp.	22,883	60,249
	Capro Corp.	21,846	54,446
*	Caregen Co., Ltd.	1,154	27,776
	Cell Biotech Co., Ltd.	1,443	20,091
*	Celltrion Pharm, Inc.	2,403	82,818
	Changhae Ethanol Co., Ltd.	3,245	33,692
*	Charm Engineering Co., Ltd.	22,386	27,147
	Cheil Worldwide, Inc.	23,058	407,662
	Chemtronics Co., Ltd.	3,054	38,737
	Cheryong Electric Co., Ltd.	2,732	12,400

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chinyang Holdings Corp.	14,183	$29,399
#*	Choa Pharmaceutical Co.	4,050	15,619
	Chokwang Paint, Ltd.	4,183	18,106
	Chong Kun Dang Pharmaceutical Corp.	2,829	218,563
	Chongkundang Holdings Corp.	1,038	97,001
	Choong Ang Vaccine Laboratory	2,018	30,199
#*	Chorokbaem Media Co., Ltd.	12,910	13,632
	Chosun Refractories Co., Ltd.	661	44,293
	Chungdahm Learning, Inc.	3,558	51,617
	CJ CGV Co., Ltd.	7,018	152,751
	CJ CheilJedang Corp.	4,038	796,903
	CJ Corp.	8,656	596,415
	CJ ENM Co., Ltd.	4,732	541,239
	CJ Freshway Corp.	3,084	66,097
*	CJ Logistics Corp.	3,445	418,572
*	CJ Seafood Corp.	9,592	19,649
	CKD Bio Corp.	1,789	41,972
#	Clean & Science Co., Ltd.	2,765	68,839
*	CLIO Cosmetics Co., Ltd.	1,429	28,052
*	CODI-M Co., Ltd.	16,364	6,791
	Com2uSCorp	2,960	249,856
	Commax Co., Ltd.	3,567	11,572
*	Coreana Cosmetics Co., Ltd.	6,531	25,246
	Cosmax BTI, Inc.	1,847	18,152
	COSMAX NBT Inc.	4,988	27,537
	Cosmax, Inc.	2,440	137,929
	Cosmecca Korea Co., Ltd.	1,651	15,008
#*	CosmoAM&T Co., Ltd.	5,719	48,692
*	Cosmochemical Co., Ltd.	5,817	42,564
*	COSON Co., Ltd.	7,465	35,569
	COWELL FASHION Co., Ltd.	17,951	76,735
	Crown Confectionery Co., Ltd.	1,598	10,847
	CROWNHAITAI Holdings Co., Ltd.	4,773	40,092
*	CrucialTec Co., Ltd.	32,411	23,297
	CS Wind Corp.	913	27,906
*	CTC BIO, Inc.	3,110	16,123
*	CTGen Co., Ltd.	9,318	14,561
	Cuckoo Holdings Co., Ltd.	516	45,559
	Cuckoo Homesys Co., Ltd.	1,914	60,751
*	Curexo, Inc.	3,543	13,680
*	Curo Co., Ltd.	32,241	26,821
	Cymechs, Inc.	2,466	23,815
	D.I Corp.	12,993	35,568
*	DA Technology Co., Ltd.	7,655	6,594
	Dae Dong Industrial Co., Ltd.	10,164	44,002
	Dae Han Flour Mills Co., Ltd.	671	76,099
	Dae Hwa Pharmaceutical Co., Ltd.	3,709	34,129
	Dae Hyun Co., Ltd.	11,147	20,956
	Dae Won Kang Up Co., Ltd.	19,618	54,893
*	Dae Young Packaging Co., Ltd.	31,775	37,099
	Daea TI Co., Ltd.	10,645	41,139
	Daechang Co., Ltd.	19,501	21,072
	Daechang Forging Co., Ltd.	807	19,137
	Daehan Steel Co., Ltd.	7,550	34,517
	Dae-Il Corp.	12,271	19,484
*	Daejoo Electronic Materials Co., Ltd.	1,884	28,722
	Daekyo Co., Ltd.	8,911	42,518
	Daelim B&Co Co., Ltd.	4,387	14,522
*	Daelim C&S Co., Ltd.	3,529	19,746

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daelim Industrial Co., Ltd.	14,003	$940,907
*	Daemyung Corp. Co., Ltd.	22,117	25,524
	Daeryuk Can Co., Ltd.	5,712	19,254
	Daesang Corp.	12,237	213,451
#	Daesang Holdings Co., Ltd.	8,544	42,165
	Daesung Energy Co., Ltd.	2,270	9,497
*	Daesung Industrial Co., Ltd.	9,382	25,907
*	Daewon Cable Co., Ltd.	22,526	19,722
	Daewon Media Co., Ltd.	2,653	13,945
	Daewon Pharmaceutical Co., Ltd.	5,892	77,775
	Daewon San Up Co., Ltd.	6,131	27,629
*	Daewoo Electronic Components Co., Ltd.	17,408	33,452
*	Daewoo Engineering & Construction Co., Ltd.	85,948	310,614
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	16,903	346,795
	Daewoong Co., Ltd.	11,899	113,553
	Daewoong Pharmaceutical Co., Ltd.	831	81,376
	Daihan Pharmaceutical Co., Ltd.	2,228	57,320
	Daishin Securities Co., Ltd.	19,883	175,751
*	Danal Co., Ltd.	18,356	45,973
	Danawa Co., Ltd.	2,714	54,450
	Daou Data Corp.	8,922	58,735
	Daou Technology, Inc.	15,049	223,770
*	Dasan Networks, Inc.	7,284	45,689
	Dawonsys Co., Ltd.	4,711	64,980
*	Dayou Automotive Seat Technology Co., Ltd.	37,134	25,799
*	Dayou Plus Co., Ltd.	20,668	12,008
	DB Financial Investment Co., Ltd.	12,275	39,568
	DB HiTek Co., Ltd.	21,356	478,172
	DB Insurance Co., Ltd.	29,085	1,029,460
*	DB, Inc.	53,148	34,983
	DCM Corp.	1,241	12,174
	Dentium Co., Ltd.	2,353	95,341
*	Deutsch Motors, Inc.	11,723	77,874
	Development Advance Solution Co., Ltd.	6,743	31,405
	DGB Financial Group, Inc.	88,864	481,112
	DHP Korea Co., Ltd.	4,848	30,899
	DI Dong Il Corp.	717	43,149
	Digital Chosun Co., Ltd.	13,524	24,270
	Digital Daesung Co., Ltd.	3,077	19,404
	Digital Power Communications Co., Ltd.	9,921	48,505
*	DIO Corp.	2,153	67,853
	Display Tech Co., Ltd.	696	2,080
	DMS Co., Ltd.	10,092	43,542
	DNF Co., Ltd.	4,597	37,232
	Dohwa Engineering Co., Ltd.	1,622	10,792
	Dong A Eltek Co., Ltd.	6,688	41,236
	Dong Ah Tire & Rubber Co., Ltd.	2,864	27,853
	Dong-A ST Co., Ltd.	955	74,792
	Dong-Ah Geological Engineering Co., Ltd.	4,846	64,042
	Dongbu Corp.	3,827	26,753
	Dongil Industries Co., Ltd.	730	32,435
	Dongjin Semichem Co., Ltd.	17,598	254,050
	DongKook Pharmaceutical Co., Ltd.	1,511	110,270
	Dongkuk Industries Co., Ltd.	19,628	39,550
*	Dongkuk Steel Mill Co., Ltd.	37,868	154,579
	Dongkuk Structures & Construction Co., Ltd.	16,680	31,122
	Dongsuh Cos., Inc.	8,742	118,698
	DONGSUNG Corp.	11,591	44,182
*	Dongsung Finetec Co., Ltd.	5,363	42,961

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwha Enterprise Co., Ltd.	2,550	$35,897
	Dongwha Pharm Co., Ltd.	12,193	80,632
	Dongwon Development Co., Ltd.	30,221	98,463
	Dongwon F&B Co., Ltd.	673	117,691
	Dongwon Industries Co., Ltd.	898	151,769
	Dongwon Systems Corp.	3,041	63,953
	Dongyang E&P, Inc.	3,315	43,144
*	Dongyang Steel Pipe Co., Ltd.	52,604	42,713
	Doosan Bobcat, Inc.	16,993	436,946
	Doosan Co., Ltd.	2,583	134,945
*	Doosan Fuel Cell Co., Ltd.	8,641	53,288
*	Doosan Heavy Industries & Construction Co., Ltd.	79,422	359,548
#*	Doosan Infracore Co., Ltd.	84,464	344,040
*	Doosan Solus Co., Ltd.	4,763	102,399
	DoubleUGames Co., Ltd.	4,276	167,529
	Douzone Bizon Co., Ltd.	7,423	556,322
	DRB Holding Co., Ltd.	3,863	16,598
*	Dream Security Co., Ltd.	7,139	15,460
*	Dreamus Co.	2,691	12,369
	DSR Wire Corp.	1,764	6,330
	DTR Automotive Corp.	2,675	64,834
*	Duk San Neolux Co., Ltd.	2,327	54,295
	DY Corp.	8,382	35,149
	DY POWER Corp.	3,899	32,851
	e Tec E&C, Ltd.	1,166	61,746
	E1 Corp.	1,823	67,688
	Eagon Holdings Co., Ltd.	17,345	36,120
	Easy Bio, Inc.	25,580	97,639
*	EcoBio Holdings Co., Ltd.	2,985	11,413
#	Ecopro Co., Ltd.	7,642	128,829
	e-Credible Co., Ltd.	1,402	21,729
	Eehwa Construction Co., Ltd.	2,332	8,112
*	EG Corp.	493	3,588
*	Ehwa Technologies Information Co., Ltd.	240,455	42,250
	Elcomtec Co., Ltd.	9,977	15,989
*	Elentec Co., Ltd.	6,192	24,731
	e-LITECOM Co., Ltd.	5,790	22,707
	E-MART, Inc.	5,539	510,581
*	EMKOREA Co., Ltd.	8,717	27,530
	EM-Tech Co., Ltd.	7,200	54,301
*	EMW Co., Ltd.	3,658	1,600
#	ENF Technology Co., Ltd.	7,754	179,032
	Eo Technics Co., Ltd.	661	57,429
	Estechpharma Co., Ltd.	2,989	24,413
#	Eugene Corp.	28,810	98,992
	Eugene Investment & Securities Co., Ltd.	42,469	82,395
	Eugene Technology Co., Ltd.	3,718	52,094
*	Eusu Holdings Co., Ltd.	6,956	36,194
	EVERDIGM Corp.	5,254	18,210
*	Exem Co., Ltd.	3,347	8,029
	F&F Co., Ltd.	2,309	194,204
	Farmsco	9,968	33,524
*	FarmStory Co., Ltd.	32,468	26,685
*	Feelingk Co., Ltd.	20,694	22,152
*	Feelux Co., Ltd.	12,210	62,817
	Fila Holdings Corp.	16,732	612,579
	Fine Semitech Corp.	3,149	21,858
*	FN Republic Co., Ltd.	20,555	12,616
*	FNC Entertainment Co., Ltd.	1,512	9,626

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Foosung Co., Ltd.	18,742	$130,542
*	Fourth-Link, Inc.	6,152	1,413
	Fursys, Inc.	1,797	43,033
	Gabia, Inc.	4,174	31,428
*	Gamevil, Inc.	1,925	44,637
	Gaon Cable Co., Ltd.	1,471	24,536
*	Genie Music Corp.	5,644	14,315
*	Gigalane Co., Ltd.	11,619	14,352
	GMB Korea Corp.	4,841	21,173
*	GNCO Co., Ltd.	25,842	29,692
	GOLFZON Co., Ltd.	1,742	81,924
	Golfzon Newdin Holdings Co., Ltd.	11,819	35,333
*	Good People Co., Ltd.	5,076	10,596
	Green Cross Cell Corp.	1,619	50,356
	Green Cross Corp.	1,542	158,147
	Green Cross Holdings Corp.	7,694	131,258
	GS Engineering & Construction Corp.	30,868	716,306
	GS Global Corp.	28,138	46,409
	GS Holdings Corp.	30,813	1,174,480
	GS Home Shopping, Inc.	1,367	148,975
	GS Retail Co., Ltd.	14,230	471,414
*	G-SMATT GLOBAL Co., Ltd.	19,124	3,180
	Gwangju Shinsegae Co., Ltd.	320	43,618
*	GY Commerce Co., Ltd.	6,187	2,190
	HAESUNG DS Co., Ltd.	5,158	76,150
	Haimarrow Food Service Co., Ltd.	34,351	79,206
	Haitai Confectionery & Foods Co., Ltd.	2,525	14,668
*	Halla Corp.	12,823	28,667
	Halla Holdings Corp.	4,229	147,911
	Han Kuk Carbon Co., Ltd.	7,373	46,548
	Hana Financial Group, Inc.	68,137	1,882,997
	Hana Micron, Inc.	11,094	55,920
#	Hana Tour Service, Inc.	4,480	167,077
*	Hanall Biopharma Co., Ltd.	3,829	80,405
	Hancom MDS, Inc.	2,533	23,538
	Hancom, Inc.	8,299	76,595
	Handok, Inc.	3,495	67,830
	Handsome Co., Ltd.	7,877	179,851
	Hanil Cement Co., Ltd.	1,072	68,979
	Hanil Holdings Co., Ltd.	878	27,864
	Hanil Hyundai Cement Co., Ltd.	500	11,789
*	Hanil Vacuum Co., Ltd.	25,230	18,875
*	Hanjin Heavy Industries & Construction Co., Ltd.	9,167	32,878
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	6,254	12,313
	Hanjin Kal Corp.	2,766	94,722
#	Hanjin Transportation Co., Ltd.	4,518	124,206
	Hankook Cosmetics Manufacturing Co., Ltd.	456	11,209
	Hankook Shell Oil Co., Ltd.	457	114,569
	Hankook Tire & Technology Co., Ltd.	36,260	865,265
	Hankuk Paper Manufacturing Co., Ltd.	2,272	30,856
	Hanmi Semiconductor Co., Ltd.	7,872	56,547
	HanmiGlobal Co., Ltd.	3,314	23,382
#	Hanon Systems	45,925	402,432
	Hans Biomed Corp.	1,476	27,966
	Hansae Co., Ltd.	7,886	99,316
	Hansae Yes24 Holdings Co., Ltd.	6,281	32,908
	Hanshin Construction	5,084	57,259
	Hanshin Machinery Co.	11,420	14,343
	Hansol Chemical Co., Ltd.	3,688	335,222

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hansol Holdings Co., Ltd.	24,136	$70,382
	Hansol HomeDeco Co., Ltd.	40,610	35,206
	Hansol Paper Co., Ltd.	11,350	135,111
#*	Hansol Technics Co., Ltd.	16,389	118,581
	Hanssem Co., Ltd.	2,045	121,152
	Hanwha General Insurance Co., Ltd.	39,443	76,944
*	Hanwha Investment & Securities Co., Ltd.	60,940	97,732
	Hanwha Life Insurance Co., Ltd.	161,217	274,589
*	Hanwha Solutions Corp.	27,823	386,014
	Hanyang Eng Co., Ltd.	6,152	60,117
	Hanyang Securities Co., Ltd.	5,181	41,528
*	Harim Co., Ltd.	8,916	19,196
	Harim Holdings Co., Ltd.	11,610	75,052
	HB Technology Co., Ltd.	13,027	28,220
	HDC Holdings Co., Ltd.	21,279	177,427
	HDC Hyundai Engineering Plastics Co., Ltd.	9,569	33,734
	HDC I-Controls Co., Ltd.	2,438	19,102
#*	Heung-A Shipping Co., Ltd.	43,735	14,621
*	Heungkuk Fire & Marine Insurance Co., Ltd.	34,883	85,497
*	Hisem Co., Ltd.	6,201	33,809
	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	56,232
#*	HLB, Inc.	4,624	350,696
*	Homecast Co., Ltd.	8,164	26,542
	Hotel Shilla Co., Ltd.	10,778	778,500
	HS Industries Co., Ltd.	19,339	181,728
	HS R&A Co., Ltd.	24,330	41,821
*	HSD Engine Co., Ltd.	10,450	35,154
	Huchems Fine Chemical Corp.	8,498	138,439
*	Hugel, Inc.	293	106,764
*	Humax Co., Ltd.	10,256	39,059
	Humedix Co., Ltd.	1,789	29,806
	Huons Co., Ltd.	2,591	102,833
	Huons Global Co., Ltd.	2,020	50,991
	Husteel Co., Ltd.	2,394	18,061
	Huvis Corp.	8,020	37,972
	Huvitz Co., Ltd.	6,177	54,262
	Hwa Shin Co., Ltd.	11,649	32,173
	Hwacheon Machine Tool Co., Ltd.	515	16,623
*	Hwajin Co., Ltd.	13,178	6,344
	Hwangkum Steel & Technology Co., Ltd.	5,147	28,300
	Hwaseung Enterprise Co., Ltd.	7,468	97,971
	HwaSung Industrial Co., Ltd.	4,660	42,076
	Hy-Lok Corp.	6,254	81,536
*	Hyosung Advanced Materials Corp.	1,594	131,906
	Hyosung Chemical Corp.	1,136	111,483
	Hyosung Corp.	2,263	134,233
	Hyosung TNC Co., Ltd.	1,540	211,865
*	Hyulim ROBOT Co., Ltd.	21,742	17,278
*	Hyundai Bioscience Co., Ltd.	6,711	65,140
	Hyundai BNG Steel Co., Ltd.	6,287	43,244
	Hyundai Construction Equipment Co., Ltd.	6,858	150,966
	Hyundai Corp Holdings, Inc.	2,602	22,452
	Hyundai Corp.	4,149	54,486
	Hyundai Department Store Co., Ltd.	3,764	244,318
*	Hyundai Electric & Energy System Co., Ltd.	10,097	82,092
*	Hyundai Elevator Co., Ltd.	3,340	167,612
	Hyundai Engineering & Construction Co., Ltd.	9,592	302,823
	Hyundai Glovis Co., Ltd.	7,362	903,016
	Hyundai Greenfood Co., Ltd.	24,770	212,790

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Heavy Industries Holdings Co., Ltd.	1,838	$418,285
	Hyundai Home Shopping Network Corp.	2,704	169,731
	Hyundai Hy Communications & Networks Co., Ltd.	21,018	66,969
	Hyundai Livart Furniture Co., Ltd.	8,375	77,390
	Hyundai Marine & Fire Insurance Co., Ltd.	39,083	716,975
*	Hyundai Merchant Marine Co., Ltd.	41,380	119,412
	Hyundai Mipo Dockyard Co., Ltd.	7,942	272,658
	Hyundai Mobis Co., Ltd.	8,163	1,560,958
	Hyundai Motor Co.	24,343	2,527,099
	Hyundai Motor Securities Co., Ltd.	10,101	79,642
*	Hyundai Rotem Co., Ltd.	9,351	109,603
	Hyundai Steel Co.	18,749	439,780
	Hyundai Telecommunication Co., Ltd.	2,596	16,246
	Hyundai Wia Corp.	3,832	135,979
	HyVision System, Inc.	2,577	25,799
	i3system, Inc.	1,104	18,270
	ICD Co., Ltd.	4,336	55,799
	IDIS Holdings Co., Ltd.	3,560	34,707
*	IHQ, Inc.	16,278	21,790
	Iljin Diamond Co., Ltd.	1,220	27,120
	Iljin Display Co., Ltd.	411	1,990
*	Iljin Electric Co., Ltd.	9,122	24,290
	Iljin Holdings Co., Ltd.	8,430	32,099
*	Iljin Materials Co., Ltd.	4,124	163,185
	Ilshin Spinning Co., Ltd.	690	39,062
*	Ilyang Pharmaceutical Co., Ltd.	3,037	60,733
*	IM Co., Ltd.	9,895	8,630
	iMarketKorea, Inc.	8,309	64,502
	InBody Co., Ltd.	5,197	90,530
*	Incross Co., Ltd.	620	14,813
*	Industrial Bank of Korea	92,539	829,020
*	Infinitt Healthcare Co., Ltd.	3,095	14,871
	INITECH Co., Ltd.	6,800	30,700
*	InkTec Co., Ltd.	3,256	9,296
	Innocean Worldwide, Inc.	1,735	102,814
*	InnoWireless, Inc.	1,034	25,731
*	Innox Advanced Materials Co., Ltd.	3,520	137,810
*	Inscobee, Inc.	29,125	67,917
*	Insun ENT Co., Ltd.	3,566	21,747
	Intelligent Digital Integrated Security Co., Ltd.	1,165	22,250
*	Interflex Co., Ltd.	1,816	19,832
	Interojo Co., Ltd.	3,605	81,238
	Interpark Corp.	4,000	15,499
	Interpark Holdings Corp.	25,238	42,329
	INTOPS Co., Ltd.	9,595	88,031
	INVENIA Co., Ltd.	3,944	7,824
	Inzi Controls Co., Ltd.	7,005	27,249
	INZI Display Co., Ltd.	5,255	8,563
*	Iones Co., Ltd.	3,976	21,941
	IS Dongseo Co., Ltd.	6,554	156,901
	ISC Co., Ltd.	4,726	46,611
	i-SENS, Inc.	4,238	81,159
	ISU Chemical Co., Ltd.	4,707	36,049
	IsuPetasys Co., Ltd.	8,407	26,341
	It's Hanbul Co., Ltd.	1,615	23,602
	J.ESTINA Co., Ltd.	5,394	15,330
	Jahwa Electronics Co., Ltd.	8,314	68,833
	JASTECH, Ltd.	2,242	21,170
#*	Jayjun Cosmetic Co., Ltd.	9,047	29,541

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JB Financial Group Co., Ltd.	92,263	$393,457
	JC Hyun System, Inc.	6,531	25,367
*	Jcontentree Corp.	2,465	79,942
*	Jeju Semiconductor Corp.	8,133	24,895
	Jejuair Co., Ltd.	4,282	78,074
*	Jeongsan Aikang Co., Ltd.	3,986	6,606
	Jinsung T.E.C.	7,638	39,290
	JLS Co., Ltd.	3,636	22,694
#*	JNK Heaters Co., Ltd.	4,515	15,438
	JS Corp.	1,923	17,024
	Jusung Engineering Co., Ltd.	15,257	86,864
	JVM Co., Ltd.	850	19,127
	JW Life Science Corp.	3,290	52,253
	JYP Entertainment Corp.	9,379	191,265
*	Kakao Corp.	3,374	444,759
*	Kanglim Co., Ltd.	7,932	12,213
	Kangnam Jevisco Co., Ltd.	1,835	29,557
	KAON Media Co., Ltd.	4,460	26,281
*	KB Financial Group, Inc.	65,852	2,422,410
*	KB Financial Group, Inc., ADR	39,797	1,453,784
*	KB Metal Co., Ltd.	9,168	11,627
	KC Co., Ltd.	5,083	67,698
	KC Cottrell Co., Ltd.	626	3,456
	KC Green Holdings Co., Ltd.	7,765	31,347
	KC Tech Co., Ltd.	3,975	67,258
	KCC Corp.	1,289	215,981
	KCC Engineering & Construction Co., Ltd.	4,872	24,400
*	KCC Glass Corp.	1,211	34,649
*	KEC Corp.	46,114	37,617
	KEPCO Engineering & Construction Co., Inc.	2,230	36,451
	KEPCO Plant Service & Engineering Co., Ltd.	6,401	200,545
	Keyang Electric Machinery Co., Ltd.	4,824	11,461
#*	KEYEAST Co., Ltd.	36,566	92,891
	KG Chemical Corp.	4,943	48,980
	KG Eco Technology Service Co., Ltd.	10,678	27,026
	Kginicis Co., Ltd.	9,067	133,333
	KGMobilians Co., Ltd.	6,433	30,170
#*	KH Vatec Co., Ltd.	2,618	42,975
	Kia Motors Corp.	35,291	1,200,346
	KINX, Inc.	817	31,102
	KISCO Corp.	10,871	39,469
	KISCO Holdings Co., Ltd.	4,668	46,791
	Kishin Corp.	757	2,357
	KISWIRE, Ltd.	4,002	60,023
#*	Kiwi Media Group Co., Ltd.	162,075	15,298
	KIWOOM Securities Co., Ltd.	5,934	347,258
	KL-Net Corp.	4,538	8,275
	KM Corp.	1,902	28,672
	KMH Co., Ltd.	9,025	40,396
	Kocom Co., Ltd.	4,026	20,301
*	Kodaco Co., Ltd.	19,992	13,807
	Koentec Co., Ltd.	6,526	46,499
	Koh Young Technology, Inc.	3,413	260,320
	Kolmar BNH Co., Ltd.	4,641	102,182
	Kolmar Korea Co., Ltd.	3,294	115,256
	Kolmar Korea Holdings Co., Ltd.	3,790	66,794
	Kolon Corp.	4,176	53,217
	Kolon Global Corp.	4,114	30,126
	Kolon Industries, Inc.	9,272	324,867

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Plastic, Inc.	3,778	$12,597
	KoMiCo, Ltd.	2,410	53,995
*	KONA I Co., Ltd.	3,617	46,233
	Korea Asset In Trust Co., Ltd.	27,658	67,870
	Korea Autoglass Corp.	5,235	65,424
	Korea Cast Iron Pipe Industries Co., Ltd.	4,507	35,579
*	Korea Circuit Co., Ltd.	3,884	31,857
*	Korea District Heating Corp.	821	28,624
*	Korea Electric Power Corp., Sponsored ADR	58,225	615,438
*	Korea Electric Power Corp.	14,762	312,289
	Korea Electric Terminal Co., Ltd.	3,484	110,940
	Korea Electronic Certification Authority, Inc.	4,271	14,218
	Korea Electronic Power Industrial Development Co., Ltd.	5,312	14,687
#*	Korea Flange Co., Ltd.	11,755	18,857
	Korea Gas Corp.	10,715	290,346
*	Korea Information & Communications Co., Ltd.	7,042	44,505
	Korea Information Certificate Authority, Inc.	3,853	11,454
	Korea Investment Holdings Co., Ltd.	18,296	1,006,293
*	Korea Line Corp.	8,378	142,642
*	Korea Materials & Analysis Corp.	500	4,305
	Korea Petrochemical Ind Co., Ltd.	2,253	173,994
	Korea Real Estate Investment & Trust Co., Ltd.	102,201	171,319
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,111	481,606
	Korea Zinc Co., Ltd.	1,983	629,073
	Korean Air Lines Co., Ltd.	31,301	613,662
	Korean Reinsurance Co.	46,635	336,129
	Kortek Corp.	6,043	60,461
*	Kossen Co., Ltd.	17,839	17,271
	KPX Chemical Co., Ltd.	1,121	50,394
*	KSIGN Co., Ltd.	12,339	11,146
	KSS LINE, Ltd.	8,802	51,367
#*	KT Corp., Sponsored ADR	12,498	130,229
*	KT Hitel Co., Ltd.	7,684	32,706
	KT Skylife Co., Ltd.	14,019	101,636
	KT Submarine Co., Ltd.	5,549	18,704
*	KTB Investment & Securities Co., Ltd.	28,284	50,251
	KTCS Corp.	20,566	35,411
	Ktis Corp.	11,445	20,032
	Kukbo Design Co., Ltd.	2,197	29,698
	Kukdo Chemical Co., Ltd.	1,531	52,928
	Kumho Industrial Co., Ltd.	2,129	16,769
	Kumho Petrochemical Co., Ltd.	9,898	535,900
*	Kumho Tire Co., Inc.	27,295	87,142
	Kumkang Kind Co., Ltd.	12,140	34,671
*	Kwang Myung Electric Co., Ltd.	10,184	18,065
	Kyeryong Construction Industrial Co., Ltd.	4,158	62,020
	Kyobo Securities Co., Ltd.	11,174	80,927
	Kyongbo Pharmaceutical Co., Ltd.	4,877	33,992
	Kyung Dong Navien Co., Ltd.	2,219	75,666
	Kyungbang Co., Ltd.	6,289	48,037
	KyungDong City Gas Co., Ltd.	1,501	23,267
	KyungDong Invest Co., Ltd.	487	15,479
#	Kyung-In Synthetic Corp.	10,322	71,631
	L&F Co., Ltd.	4,671	88,095
#*	LB Semicon, Inc.	21,559	137,918
	LEADCORP, Inc. (The)	9,025	44,927
*	Leaders Cosmetics Co., Ltd.	3,392	13,962
	LEENO Industrial, Inc.	4,357	294,793
*	Leenos Corp.	7,864	8,526

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LF Corp.	9,746	$121,785
	LG Chem, Ltd.	6,743	1,880,215
	LG Corp.	16,420	964,940
*	LG Display Co., Ltd., ADR	158,872	994,539
*	LG Display Co., Ltd.	75,877	961,129
	LG Electronics, Inc.	54,193	2,955,084
	LG Hausys, Ltd.	3,869	157,823
	LG HelloVision Co., Ltd.	15,905	67,690
	LG Household & Health Care, Ltd.	2,150	2,248,730
	LG Innotek Co., Ltd.	7,418	924,439
	LG International Corp.	12,807	129,046
	LG Uplus Corp.	51,717	572,428
	Lion Chemtech Co., Ltd.	3,023	19,256
*	LIS Co., Ltd.	2,810	24,006
	LMS Co., Ltd.	3,047	37,517
	Lock & Lock Co., Ltd.	7,507	87,210
#*	LONGTU KOREA, Inc.	2,910	13,072
	LOT Vacuum Co., Ltd.	4,746	36,651
	Lotte Chemical Corp.	2,924	458,640
	Lotte Confectionery Co., Ltd.	147	16,878
	Lotte Corp.	6,528	191,551
	LOTTE Fine Chemical Co., Ltd.	8,569	277,299
	Lotte Food Co., Ltd.	253	76,026
	LOTTE Himart Co., Ltd.	5,554	123,630
*	Lotte Non-Life Insurance Co., Ltd.	39,836	55,964
	Lotte Shopping Co., Ltd.	3,054	293,221
*	Lotte Tour Development Co., Ltd.	3,991	42,624
	LS Corp.	5,622	185,530
	LS Industrial Systems Co., Ltd.	5,301	231,686
*	Lumens Co., Ltd.	11,802	23,585
*	Lutronic Corp.	2,913	18,074
*	LVMC Holdings	18,095	61,526
#	Macquarie Korea Infrastructure Fund	100,830	981,155
	Maeil Holdings Co., Ltd.	5,094	43,725
#*	Magicmicro Co., Ltd.	5,200	2,689
#	Mando Corp.	17,448	485,045
*	Maniker Co., Ltd.	14,943	9,676
	Mcnex Co., Ltd.	7,663	222,400
*	ME2ON Co., Ltd.	11,945	52,717
	Medy-Tox, Inc.	1,791	480,745
	MegaStudy Co., Ltd.	3,816	36,482
#	MegaStudyEdu Co., Ltd.	3,460	127,597
	Meritz Financial Group, Inc.	20,520	183,198
	Meritz Fire & Marine Insurance Co., Ltd.	33,955	445,618
	Meritz Securities Co., Ltd.	139,511	423,744
	META BIOMED Co., Ltd.	6,026	13,798
*	Mgame Corp.	5,065	15,030
	Mi Chang Oil Industrial Co., Ltd.	382	24,020
	MiCo, Ltd.	17,220	91,040
	Minwise Co., Ltd.	4,370	52,617
	Mirae Asset Daewoo Co., Ltd.	65,668	373,197
	Mirae Asset Life Insurance Co., Ltd.	34,677	121,541
*	Mirae Corp.	300,952	31,137
	Miwon Chemicals Co., Ltd.	571	21,191
	Miwon Commercial Co., Ltd.	701	34,405
	Miwon Specialty Chemical Co., Ltd.	909	56,648
	MK Electron Co., Ltd.	10,839	69,783
*	MNTech Co., Ltd.	8,025	21,741
	Mobase Co., Ltd.	2,867	10,215

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Modetour Network, Inc.	4,014	$49,002
	Moorim P&P Co., Ltd.	15,640	50,670
	Moorim Paper Co., Ltd.	14,496	30,752
	Motonic Corp.	6,896	51,355
*	MP Group, Inc.	9,820	2,031
	Multicampus Co., Ltd.	1,164	33,727
*	MyungMoon Pharm Co., Ltd.	4,296	16,622
	Nam Hwa Construction Co., Ltd.	1,461	16,839
	Namhae Chemical Corp.	7,479	48,150
#*	Namsun Aluminum Co., Ltd.	20,275	67,401
	Namyang Dairy Products Co., Ltd.	232	79,967
*	Nano Chem Tech, Inc.	3,716	10,125
*	NanoenTek, Inc.	6,677	30,968
	Nasmedia Co., Ltd.	1,294	40,963
	NAVER Corp.	15,063	2,246,324
	NCSoft Corp.	2,720	1,440,913
	NeoPharm Co., Ltd.	2,235	75,632
*	Neowiz	5,131	72,810
*	NEOWIZ HOLDINGS Corp.	3,627	41,322
#	NEPES Corp.	11,408	221,405
#*	Netmarble Corp.	2,207	163,660
*	Neuros Co., Ltd.	9,553	28,877
*	New Power Plasma Co., Ltd.	5,000	17,379
	Nexen Corp.	7,084	33,970
	Nexen Tire Corp.	25,203	170,689
*	Next Entertainment World Co., Ltd.	3,907	14,735
	NextEye Co., Ltd.	7,648	8,035
	Nexturn Co., Ltd.	1,173	9,219
	NH Investment & Securities Co., Ltd.	45,161	411,397
*	NHN Corp.	4,379	275,141
#	NHN KCP Corp.	7,219	144,593
	NICE Holdings Co., Ltd.	11,729	217,446
	Nice Information & Telecommunication, Inc.	3,622	86,240
	NICE Information Service Co., Ltd.	20,374	283,594
	NICE Total Cash Management Co., Ltd.	11,894	74,608
*	NK Co., Ltd.	30,243	26,898
	Nong Shim Holdings Co., Ltd.	900	58,290
	Nong Woo Bio Co., Ltd.	3,988	36,033
	NongShim Co., Ltd.	488	93,869
	Noroo Holdings Co., Ltd.	1,493	13,533
	NOROO Paint & Coatings Co., Ltd.	5,670	35,047
	NPC	1,809	5,758
	NS Shopping Co., Ltd.	4,833	35,383
	Nuri Telecom Co., Ltd.	4,947	23,558
	OCI Co., Ltd.	5,208	240,431
*	Omnisystem Co., Ltd.	14,815	22,112
	Opto Device Technology Co., Ltd.	5,298	20,568
	OptoElectronics Solutions Co., Ltd.	1,981	69,231
	OPTRON-TEC, Inc.	12,673	66,886
*	Orbitech Co., Ltd.	2,100	5,516
	Orion Corp.	2,406	205,488
	Orion Holdings Corp.	14,570	188,210
*	OSANGJAIEL Co., Ltd.	4,152	20,778
*	Osstem Implant Co., Ltd.	5,214	183,345
#*	Osung Advanced Materials Co., Ltd.	18,850	35,737
	Ottogi Corp.	314	132,640
	Paik Kwang Industrial Co., Ltd.	8,646	22,848
*	Pan Ocean Co., Ltd.	49,637	163,665
	Pan-Pacific Co., Ltd.	13,908	27,232

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Partron Co., Ltd.	13,959	$128,477
#*	Paru Co., Ltd.	9,531	36,476
*	Pearl Abyss Corp.	2,268	342,610
	Pharma Research Products Co., Ltd.	787	25,332
*	Pharmicell Co., Ltd.	7,843	50,425
	PNE Solution Co., Ltd.	3,058	27,278
	POSCO	19,684	3,566,120
	POSCO Chemical Co., Ltd.	5,456	257,979
	Posco ICT Co., Ltd.	7,676	31,392
	Posco International Corp.	24,146	338,178
#	Posco M-Tech Co., Ltd.	10,898	38,085
*	Power Logics Co., Ltd.	11,435	84,111
	Protec Co., Ltd.	3,397	46,357
	PSK, Inc.	6,508	120,995
	Pulmuone Co., Ltd.	8,410	73,855
	Pyeong Hwa Automotive Co., Ltd.	5,778	38,560
*	RaonSecure Co., Ltd.	12,259	25,581
	Rayence Co., Ltd.	1,915	19,691
*	Redrover Co., Ltd.	16,095	6,178
	Reyon Pharmaceutical Co., Ltd.	1,974	22,721
#	RFHIC Corp.	2,343	54,275
*	RFTech Co., Ltd.	4,687	31,331
	Robostar Co., Ltd.	1,376	18,425
	S Net Systems, Inc.	4,731	25,955
	S&S Tech Corp.	5,602	70,741
	S&T Corp.	709	9,920
	S&T Holdings Co., Ltd.	3,470	43,430
	S&T Motiv Co., Ltd.	4,675	152,421
*	S.Y. Co., Ltd.	2,999	10,866
	S-1 Corp.	6,246	476,871
	Sajo Industries Co., Ltd.	1,469	40,541
	Sajodaerim Corp.	980	11,774
*	Sajodongaone Co., Ltd.	33,458	26,941
	Sam Young Electronics Co., Ltd.	6,567	45,612
	Sam Yung Trading Co., Ltd.	7,194	96,169
	Sambo Motors Co., Ltd.	7,570	33,165
*	Sambon Electronics Co., Ltd.	16,340	32,121
	Samchully Co., Ltd.	946	62,172
#*	Samchuly Bicycle Co., Ltd.	5,258	24,709
	Samho Development Co., Ltd.	12,485	42,167
	Samho International Co., Ltd.	3,864	56,729
	SAMHWA Paints Industrial Co., Ltd.	6,914	27,980
	Samick Musical Instruments Co., Ltd.	25,745	38,193
	Samick THK Co., Ltd.	2,406	26,920
	Samil Pharmaceutical Co., Ltd.	1,263	20,914
	Samji Electronics Co., Ltd.	5,168	39,463
	Samjin Pharmaceutical Co., Ltd.	5,142	101,370
	Samkee Automotive Co., Ltd.	12,204	22,552
	Samkwang Glass Co., Ltd.	1,433	33,582
	Sammok S-Form Co., Ltd.	5,447	35,083
*	SAMPYO Cement Co., Ltd.	24,449	64,382
*	Samsung Biologics Co., Ltd.	310	124,595
	Samsung C&T Corp.	8,503	765,189
	Samsung Card Co., Ltd.	6,558	207,999
	Samsung Electro-Mechanics Co., Ltd.	19,018	1,949,866
	Samsung Electronics Co., Ltd., GDR	18,006	20,976,372
	Samsung Electronics Co., Ltd.	1,067,229	49,447,910
*	Samsung Engineering Co., Ltd.	38,314	545,088
	Samsung Fire & Marine Insurance Co., Ltd.	13,337	2,348,186

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Heavy Industries Co., Ltd.	62,431	$343,747
	Samsung Life Insurance Co., Ltd.	13,799	798,489
*	Samsung Pharmaceutical Co., Ltd.	18,209	58,817
	Samsung SDI Co., Ltd.	7,034	1,601,125
	Samsung SDS Co., Ltd.	5,751	926,947
	Samsung Securities Co., Ltd.	15,351	448,465
	SAMT Co., Ltd.	28,486	57,282
#	Samwha Capacitor Co., Ltd.	4,575	204,378
	Samyang Corp.	2,085	73,421
	Samyang Foods Co., Ltd.	1,461	123,252
	Samyang Holdings Corp.	2,057	95,511
	Samyang Tongsang Co., Ltd.	1,031	52,977
	Sang-A Frontec Co., Ltd.	2,384	30,392
*	Sangbo Corp.	10,721	8,931
*	Sangsangin Co., Ltd.	23,106	154,058
	Sangsin Brake	6,230	17,332
	Sangsin Energy Display Precision Co., Ltd.	3,457	25,565
	SaraminHR Co., Ltd.	1,626	38,956
	SAVEZONE I&C Corp.	8,459	20,413
*	SBI Investment Korea Co., Ltd.	24,785	13,638
*	SBS Media Holdings Co., Ltd.	26,174	44,704
*	SBW	69,888	78,747
*	S-Connect Co., Ltd.	25,055	41,994
*	SD Biotechnologies Co., Ltd.	2,244	11,891
#*	SDN Co., Ltd.	13,861	28,947
	Seah Besteel Corp.	5,195	55,764
	SeAH Holdings Corp.	419	25,071
	SeAH Steel Corp.	1,031	45,190
	SeAH Steel Holdings Corp.	1,150	38,966
	Sebang Co., Ltd.	6,490	54,314
	Sebang Global Battery Co., Ltd.	4,466	125,051
	Sebo Manufacturing Engineer Corp.	1,867	11,148
*	Seegene, Inc.	4,985	124,387
	Sejong Industrial Co., Ltd.	6,842	25,810
*	Sejong Telecom, Inc.	163,379	44,836
*	Sekonix Co., Ltd.	5,506	31,015
*	Selvas AI, Inc.	5,674	6,748
	Sempio Foods Co.	730	18,927
	Semyung Electric Machinery Co., Ltd.	3,019	10,556
	S-Energy Co., Ltd.	5,092	15,531
*	Seobu T&D	13,411	82,237
	Seohan Co., Ltd.	55,168	49,157
	Seohee Construction Co., Ltd.	97,637	87,861
	Seojin System Co., Ltd.	2,390	53,032
	Seoul Auction Co., Ltd.	4,296	19,897
*	Seoul Pharma Co., Ltd.	2,126	11,500
	Seoul Semiconductor Co., Ltd.	23,900	283,262
	SEOWONINTECH Co., Ltd.	5,769	30,368
	Seoyon Co., Ltd.	6,326	20,174
	Seoyon E-Hwa Co., Ltd.	8,658	35,724
*	Sewon Cellontech Co., Ltd.	9,299	19,717
	Sewon Precision Industry Co., Ltd.	1,917	9,759
	SEWOONMEDICAL Co., Ltd.	10,144	28,804
	SFA Engineering Corp.	5,571	188,253
#*	SFA Semicon Co., Ltd.	53,773	248,141
*	SFC Co., Ltd.	4,742	2,708
*	SG Corp.	28,911	21,142
*	SG&G Corp.	11,339	17,189
	SH Energy & Chemical Co., Ltd.	21,194	18,228

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shindaeyang Paper Co., Ltd.	1,105	$58,847
*	Shinhan Financial Group Co., Ltd.	115,422	3,766,615
#*	Shinhan Financial Group Co., Ltd., ADR	14,952	484,295
	Shinsegae Engineering & Construction Co., Ltd.	2,043	42,926
	Shinsegae Food Co., Ltd.	986	55,450
	Shinsegae Information & Communication Co., Ltd.	469	43,891
	Shinsegae International, Inc.	506	85,707
	Shinsegae, Inc.	3,603	799,059
*	Shinsung E&G Co., Ltd.	34,402	25,471
*	Shinsung Tongsang Co., Ltd.	28,440	30,870
*	Shinwha Intertek Corp.	21,279	52,110
*	Shinwon Corp.	24,874	33,998
	Shinyoung Securities Co., Ltd.	2,196	97,561
	SHOWBOX Corp.	22,337	60,639
*	Signetics Corp.	34,301	29,477
	SIGONG TECH Co., Ltd.	4,127	16,414
	Silicon Works Co., Ltd.	4,352	132,887
	Silla Co., Ltd.	4,459	41,634
#	SIMMTECH Co., Ltd.	10,644	96,407
	SIMPAC, Inc.	9,760	20,831
	Sindoh Co., Ltd.	2,135	60,623
#	SK Bioland Co., Ltd.	4,405	76,104
	SK Chemicals Co., Ltd.	2,346	113,079
	SK D&D Co., Ltd.	2,068	47,107
	SK Discovery Co., Ltd.	3,954	76,591
	SK Holdings Co., Ltd.	8,303	1,623,158
	SK Hynix, Inc.	193,730	14,740,206
	SK Innovation Co., Ltd.	9,436	1,015,566
	SK Materials Co., Ltd.	2,040	265,713
	SK Networks Co., Ltd.	98,273	405,927
*	SK Rent A Car Co., Ltd.	4,337	39,694
	SK Securities Co., Ltd.	212,632	102,696
	SK Telecom Co., Ltd., Sponsored ADR	6,344	134,556
	SK Telecom Co., Ltd.	3,393	649,980
	SKC Co., Ltd.	8,882	383,155
*	SKC Solmics Co., Ltd.	17,800	49,381
	SKCKOLONPI, Inc.	5,680	182,588
	SL Corp.	3,097	43,165
*	SM Culture & Contents Co., Ltd.	6,924	8,380
*	SM Entertainment Co., Ltd.	5,520	149,555
#*	S-MAC Co., Ltd.	30,774	26,906
	SMCore, Inc.	1,609	11,869
	SMEC Co., Ltd.	10,746	18,902
*	SNU Precision Co., Ltd.	5,420	12,183
	S-Oil Corp.	2,386	150,217
*	Solborn, Inc.	6,999	22,668
#*	Solid, Inc.	15,461	69,141
	Songwon Industrial Co., Ltd.	7,797	84,754
	Soulbrain Co., Ltd.	3,963	322,050
	SPC Samlip Co., Ltd.	1,112	70,690
	SPG Co., Ltd.	5,560	29,852
	Spigen Korea Co., Ltd.	1,132	49,176
	Ssangyong Cement Industrial Co., Ltd.	53,623	220,961
#*	Ssangyong Motor Co.	26,548	43,011
	ST Pharm Co., Ltd.	3,092	70,680
	Suheung Co., Ltd.	3,327	99,609
	Sun Kwang Co., Ltd.	2,708	35,045
	Sunchang Corp.	4,035	13,549
*	SundayToz Corp.	1,704	25,222

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sung Bo Chemicals Co., Ltd.	5,109	$18,004
	Sung Kwang Bend Co., Ltd.	11,782	92,772
*	Sungchang Enterprise Holdings, Ltd.	30,377	38,860
	Sungdo Engineering & Construction Co., Ltd.	7,793	21,858
#	Sungshin Cement Co., Ltd.	9,439	49,504
	Sungwoo Hitech Co., Ltd.	34,636	103,997
#	Sunjin Co., Ltd.	5,383	38,976
#*	Sunny Electronics Corp.	5,164	18,795
*	Suprema HQ, Inc.	1,525	8,742
*	Suprema, Inc.	1,413	52,680
*	Synopex, Inc.	29,005	59,754
	Systems Technology, Inc.	3,599	52,246
	Tae Kyung Industrial Co., Ltd.	9,059	40,480
	Taekwang Industrial Co., Ltd.	184	143,269
*	Taewoong Co., Ltd.	6,419	39,554
	Taeyoung Engineering & Construction Co., Ltd.	26,703	305,921
*	Taihan Electric Wire Co., Ltd.	81,481	40,587
#*	Taihan Fiberoptics Co., Ltd.	15,758	34,949
	Taihan Textile Co., Ltd.	251	4,156
	Tailim Packaging Co., Ltd.	8,783	26,694
*	TBH Global Co., Ltd.	9,861	19,691
	TechWing, Inc.	5,726	79,686
*	Tego Science, Inc.	1,108	17,667
*	Telcon RF Pharmaceutical, Inc.	12,343	49,591
	Telechips, Inc.	2,727	23,737
	TES Co., Ltd.	2,054	39,902
	Tesna, Inc.	3,579	190,058
*	Thinkware Systems Corp.	3,694	21,577
#*	TK Chemical Corp.	26,714	58,419
	TK Corp.	5,389	45,226
*	TOBESOFT Co., Ltd.	10,864	22,542
	Tokai Carbon Korea Co., Ltd.	2,655	131,141
	Tongyang Life Insurance Co., Ltd.	27,834	83,427
	Tongyang, Inc.	72,698	66,182
	Tonymoly Co., Ltd.	1,924	16,508
	Top Engineering Co., Ltd.	7,182	52,333
	Toptec Co., Ltd.	3,746	32,325
	Tovis Co., Ltd.	8,227	59,095
	TS Corp.	2,640	41,989
*	T'way Holdings, Inc.	23,154	27,133
	UBCare Co., Ltd.	6,063	26,293
	Ubiquoss Holdings, Inc.	2,043	44,475
	Ubiquoss, Inc.	1,088	25,177
	UIL Co., Ltd.	5,829	23,119
	Uju Electronics Co., Ltd.	3,162	25,867
*	Uni-Chem Co., Ltd.	14,724	22,131
*	Unick Corp.	5,571	27,476
	Unid Co., Ltd.	3,325	122,042
	Union Semiconductor Equipment & Materials Co., Ltd.	7,286	36,096
	Uniquest Corp.	5,700	31,497
#*	Unison Co., Ltd.	23,914	18,169
	UniTest, Inc.	4,655	59,643
	Value Added Technology Co., Ltd.	4,168	107,570
	Very Good Tour Co., Ltd.	1,852	8,748
	Viatron Technologies, Inc.	4,608	33,461
	Vieworks Co., Ltd.	3,125	92,897
#	Visang Education, Inc.	4,557	27,182
*	Vitzrocell Co., Ltd.	4,814	67,798
#*	VT GMP Co., Ltd.	3,812	30,977

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	W Holding Co., Ltd.	65,827	$16,805
*	Webzen, Inc.	7,179	86,670
*	Welcron Co., Ltd.	7,245	51,358
	Wemade Co., Ltd.	1,592	41,864
	Whanin Pharmaceutical Co., Ltd.	3,902	48,942
#*	WillBes & Co. (The)	38,655	49,799
	Winix, Inc.	4,338	89,384
	Wins Co., Ltd.	1,654	18,554
#	WiSoL Co., Ltd.	13,375	148,442
*	WIZIT Co., Ltd.	27,174	17,922
*	Won Ik Corp.	5,765	18,096
*	WONIK CUBE Corp.	9,926	15,228
*	Wonik Holdings Co., Ltd.	21,934	95,007
	WONIK IPS Co., Ltd.	2,215	62,621
	Wonik Materials Co., Ltd.	4,486	95,992
*	Wonik QnC Corp.	5,108	63,254
	Woongjin Coway Co., Ltd.	13,932	1,022,222
*	Woongjin Energy Co., Ltd.	6,224	1,790
#*	Woori Financial Group, Inc., Sponsored ADR	3,393	86,182
	Woori Financial Group, Inc.	82,609	697,390
*	Woori Investment Bank Co., Ltd.	156,665	75,667
#	Woori Technology Investment Co., Ltd.	10,713	24,545
*	Woori Technology, Inc.	31,424	23,594
*	Wooridul Pharmaceutical, Ltd.	2,913	15,461
	Woorison F&G Co., Ltd.	18,507	26,220
	Woory Industrial Co., Ltd.	2,475	45,108
	Wooshin Systems Co., Ltd.	5,755	22,794
*	Woosu AMS Co., Ltd.	10,385	27,536
*	WooSung Feed Co., Ltd.	14,799	36,143
	Worldex Industry & Trading Co., Ltd.	1,798	11,525
	Y G-1 Co., Ltd.	13,598	76,027
*	YeaRimDang Publishing Co., Ltd.	6,392	17,490
*	Yest Co., Ltd.	735	6,028
	YG Entertainment, Inc.	3,238	84,494
*	YIK Corp.	5,142	18,938
*	YJM Games Co., Ltd.	15,504	22,812
	YMC Co., Ltd.	1,001	6,814
*	Yonwoo Co., Ltd.	1,485	24,688
	Yoosung Enterprise Co., Ltd.	10,361	21,732
	YooSung T&S Co., Ltd.	7,040	15,310
	Youlchon Chemical Co., Ltd.	3,845	40,095
	Young Poong Corp.	189	99,019
	Young Poong Precision Corp.	6,555	42,878
*	Youngone Corp.	10,136	261,384
	Youngone Holdings Co., Ltd.	3,692	128,049
*	Yuanta Securities Korea Co., Ltd.	50,578	113,222
	YuHwa Securities Co., Ltd.	2,727	26,617
*	Yujin Robot Co., Ltd.	4,869	11,067
*	Yungjin Pharmaceutical Co., Ltd.	20,978	96,871
	Zeus Co., Ltd.	3,176	35,855
TOTAL SOUTH KOREA			217,262,227
TAIWAN — (17.0%)
	Ability Enterprise Co., Ltd.	132,508	63,102
	Ability Opto-Electronics Technology Co., Ltd.	32,528	43,921
	AcBel Polytech, Inc.	164,685	125,539
	Accton Technology Corp.	179,858	955,977
	Acer, Inc.	782,287	432,629
	ACES Electronic Co., Ltd.	56,000	49,492

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Acon Holding, Inc.	122,000	$30,513
	Acter Group Corp., Ltd.	30,300	170,529
	Action Electronics Co., Ltd.	103,000	27,667
	Actron Technology Corp.	41,838	138,692
	A-DATA Technology Co., Ltd.	49,605	114,334
	Addcn Technology Co., Ltd.	10,000	76,789
	Adlink Technology, Inc.	48,814	74,260
	Advanced Ceramic X Corp.	20,000	198,657
	Advanced International Multitech Co., Ltd.	82,000	102,178
*	Advanced Optoelectronic Technology, Inc.	49,000	27,306
#	Advanced Wireless Semiconductor Co.	49,000	144,343
	Advancetek Enterprise Co., Ltd.	131,908	81,928
	Advantech Co., Ltd.	74,607	711,615
*	AGV Products Corp.	229,172	52,064
	Airtac International Group	48,078	726,641
	Alchip Technologies, Ltd.	19,000	142,266
	Alcor Micro Corp.	17,000	7,215
*	ALI Corp.	42,632	22,119
	All Ring Tech Co., Ltd.	35,000	47,710
	Allied Circuit Co., Ltd.	12,000	36,633
	Allis Electric Co., Ltd.	106,090	72,859
	Alltek Technology Corp.	51,410	32,831
	Alltop Technology Co., Ltd.	38,000	87,372
	Alpha Networks, Inc.	155,500	103,443
	Altek Corp.	147,727	99,429
	Amazing Microelectronic Corp.	36,432	110,540
	Ambassador Hotel (The)	122,000	103,518
	Ampire Co., Ltd.	61,000	41,213
	AMPOC Far-East Co., Ltd.	31,000	28,374
*	AmTRAN Technology Co., Ltd.	436,907	147,776
	Anpec Electronics Corp.	26,317	60,960
	AP Memory Technology Corp.	5,248	18,836
	Apacer Technology, Inc.	55,506	76,641
	APAQ Technology Co., Ltd.	24,422	27,011
	APCB, Inc.	91,000	71,589
	Apex Biotechnology Corp.	50,477	42,802
#	Apex International Co., Ltd.	100,868	175,450
*	Apex Science & Engineering	68,848	28,421
	Arcadyan Technology Corp.	66,756	171,526
	Ardentec Corp.	285,411	254,876
	Argosy Research, Inc.	20,000	40,381
	ASE Technology Holding Co., Ltd., ADR	247,571	1,173,488
	ASE Technology Holding Co., Ltd.	802,089	1,935,449
	Asia Cement Corp.	728,696	1,083,882
	Asia Optical Co., Inc.	120,000	338,231
*	Asia Pacific Telecom Co., Ltd.	439,139	113,671
*	Asia Plastic Recycling Holding, Ltd.	120,857	22,360
	Asia Polymer Corp.	213,422	103,624
	Asia Tech Image, Inc.	26,000	45,286
#	Asia Vital Components Co., Ltd.	142,278	157,414
	ASMedia Technology, Inc.	13,312	344,694
	ASPEED Technology, Inc.	9,599	293,940
	ASROCK, Inc.	15,000	44,215
	Asustek Computer, Inc.	143,996	1,060,506
	Aten International Co., Ltd.	46,000	127,457
	AU Optronics Corp., Sponsored ADR	41,957	135,104
	AU Optronics Corp.	2,540,000	842,614
	Audix Corp.	52,800	71,844
#	AURAS Technology Co., Ltd.	18,000	95,708

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Aurona Industries, Inc.	42,000	$24,452
	Aurora Corp.	23,585	69,982
	Avalue Technology, Inc.	19,000	45,322
	Avermedia Technologies	109,690	34,497
	AVY Precision Technology, Inc.	71,614	70,408
	Awea Mechantronic Co., Ltd.	13,230	13,320
	Axiomtek Co., Ltd.	34,000	63,732
*	Azurewave Technologies, Inc.	24,000	12,271
	Bank of Kaohsiung Co., Ltd.	205,768	66,116
	Baolong International Co., Ltd.	45,000	19,459
	Basso Industry Corp.	67,000	105,109
	BenQ Materials Corp.	87,000	48,218
#	BES Engineering Corp.	626,000	151,638
	Bin Chuan Enterprise Co., Ltd.	53,650	33,257
	Bionime Corp.	13,000	36,800
*	Biostar Microtech International Corp.	91,000	31,987
	Bioteque Corp.	35,010	135,357
	Bizlink Holding, Inc.	63,807	466,136
*	Boardtek Electronics Corp.	60,000	44,224
	Bon Fame Co., Ltd.	7,000	12,077
	Bright Led Electronics Corp.	76,100	37,781
	Brighton-Best International Taiwan, Inc.	83,331	76,767
	C Sun Manufacturing, Ltd.	80,000	62,409
*	Calin Technology Co., Ltd.	26,000	20,641
*	Cameo Communications, Inc.	111,000	26,309
	Capital Futures Corp.	45,600	64,320
	Capital Securities Corp.	1,024,902	344,654
	Career Technology MFG. Co., Ltd.	168,438	163,831
*	Carnival Industrial Corp.	130,484	40,858
	Casetek Holdings, Ltd.	113,504	157,501
	Caswell, Inc.	7,000	25,663
	Catcher Technology Co., Ltd.	202,509	1,603,687
	Cathay Financial Holding Co., Ltd.	1,424,486	1,906,631
	Cathay Real Estate Development Co., Ltd.	303,300	204,813
	Cayman Engley Industrial Co., Ltd.	12,785	36,902
	Celxpert Energy Corp.	37,000	35,050
	Center Laboratories, Inc.	61,583	106,276
	Central Reinsurance Co., Ltd.	90,300	58,650
	Chailease Holding Co., Ltd.	356,091	1,476,644
	ChainQui Construction Development Co., Ltd.	37,429	27,229
*	Champion Building Materials Co., Ltd.	168,000	34,824
	Chang Hwa Commercial Bank, Ltd.	1,300,976	921,510
	Chang Wah Electromaterials, Inc.	18,524	99,233
	Chang Wah Technology Co., Ltd.	90,000	86,163
	Channel Well Technology Co., Ltd.	100,000	81,989
	Chant Sincere Co., Ltd.	25,000	20,200
	Charoen Pokphand Enterprise	106,160	220,794
	Chaun-Choung Technology Corp.	7,000	47,486
	CHC Healthcare Group	49,000	61,174
	CHC Resources Corp.	30,379	49,691
	Chen Full International Co., Ltd.	46,000	52,292
	Chenbro Micom Co., Ltd.	37,000	139,735
	Cheng Loong Corp.	501,480	325,924
*	Cheng Mei Materials Technology Corp.	228,250	50,775
	Cheng Shin Rubber Industry Co., Ltd.	606,808	785,772
	Cheng Uei Precision Industry Co., Ltd.	214,159	277,275
	Chenming Electronic Technology Corp.	64,000	27,092
	Chia Chang Co., Ltd.	76,000	97,168
#	Chia Hsin Cement Corp.	226,000	153,155

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chian Hsing Forging Industrial Co., Ltd.	22,000	$32,567
	Chicony Electronics Co., Ltd.	185,350	521,892
	Chicony Power Technology Co., Ltd.	73,731	143,412
	Chieftek Precision Co., Ltd.	21,250	61,548
	Chien Kuo Construction Co., Ltd.	80,540	27,003
	Chilisin Electronics Corp.	112,590	432,833
	Chime Ball Technology Co., Ltd.	10,565	12,944
	China Airlines, Ltd.	2,032,062	537,290
	China Bills Finance Corp.	522,000	262,290
	China Chemical & Pharmaceutical Co., Ltd.	137,000	94,951
	China Development Financial Holding Corp.	2,514,579	769,304
	China Ecotek Corp.	10,000	11,338
	China Electric Manufacturing Corp.	141,300	53,426
	China Fineblanking Technology Co., Ltd.	13,650	17,204
	China General Plastics Corp.	238,359	149,414
	China Glaze Co., Ltd.	98,680	33,280
*	China Life Insurance Co., Ltd.	821,503	667,051
	China Man-Made Fiber Corp.	798,390	197,524
	China Metal Products	178,190	176,966
	China Motor Corp.	112,600	138,941
#	China Petrochemical Development Corp.	1,740,996	464,077
	China Steel Chemical Corp.	68,227	270,103
	China Steel Corp.	3,299,940	2,514,484
	China Steel Structure Co., Ltd.	51,000	39,910
	China Wire & Cable Co., Ltd.	48,120	41,242
	Chinese Maritime Transport, Ltd.	67,120	59,965
	Ching Feng Home Fashions Co., Ltd.	41,000	45,353
	Chin-Poon Industrial Co., Ltd.	211,113	211,659
	Chipbond Technology Corp.	301,000	593,447
	ChipMOS Techinologies, Inc.	125,594	122,909
	ChipMOS Technologies, Inc., ADR	5,151	100,538
	Chlitina Holding, Ltd.	25,000	167,017
	Chong Hong Construction Co., Ltd.	99,361	275,157
	Chroma ATE, Inc.	77,466	377,793
	Chun YU Works & Co., Ltd.	122,000	79,018
	Chun Yuan Steel Industry Co., Ltd.	238,999	79,441
	Chung Hsin Electric & Machinery Manufacturing Corp.	253,000	225,901
	Chung Hung Steel Corp.	641,889	196,155
	Chung Hwa Pulp Corp.	241,246	68,954
	Chunghwa Precision Test Tech Co., Ltd.	4,000	114,915
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	43,584	1,558,564
	Chunghwa Telecom Co., Ltd.	261,800	935,313
	Cleanaway Co., Ltd.	45,000	235,043
	Clevo Co.	205,869	233,658
#*	CMC Magnetics Corp.	463,907	124,126
	Coland Holdings, Ltd.	22,000	21,009
	Compal Electronics, Inc.	1,840,086	1,108,029
#	Compeq Manufacturing Co., Ltd.	589,000	782,216
	Compucase Enterprise	46,000	40,812
*	Concord Securities Co., Ltd.	286,314	69,218
#	Concraft Holding Co., Ltd.	24,526	106,855
	Continental Holdings Corp.	281,250	117,887
	Contrel Technology Co., Ltd.	70,000	36,433
	Coremax Corp.	20,287	45,024
	Coretronic Corp.	277,600	332,933
	Co-Tech Development Corp.	125,541	148,563
	Cowealth Medical Holding Co., Ltd.	25,920	34,118
	Coxon Precise Industrial Co., Ltd.	59,000	29,100
	Creative Sensor, Inc.	51,000	35,733

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	CSBC Corp. Taiwan	87,031	$70,411
	CTBC Financial Holding Co., Ltd.	4,457,612	3,233,049
	CTCI Corp.	203,555	253,713
	C-Tech United Corp.	19,555	11,936
#	Cub Elecparts, Inc.	30,723	217,193
	CviLux Corp.	40,902	32,950
	CX Technology Co., Ltd.	35,135	20,716
	Cyberlink Corp.	22,356	74,382
	CyberPower Systems, Inc.	24,000	81,817
	CyberTAN Technology, Inc.	172,576	87,547
	Cypress Technology Co., Ltd.	16,900	44,826
	DA CIN Construction Co., Ltd.	121,000	85,208
	Dadi Early-Childhood Education Group, Ltd.	15,825	113,357
	Dafeng TV, Ltd.	28,396	37,983
	Da-Li Development Co., Ltd.	39,946	37,148
*	Danen Technology Corp.	61,038	8,317
	Darfon Electronics Corp.	83,000	104,063
	Darwin Precisions Corp.	202,000	96,519
	Daxin Materials Corp.	33,000	91,001
	De Licacy Industrial Co., Ltd.	131,458	105,459
	Delpha Construction Co., Ltd.	60,639	33,111
	Delta Electronics, Inc.	377,940	1,765,843
	Depo Auto Parts Ind Co., Ltd.	65,000	122,472
	Dimerco Data System Corp.	31,000	46,314
	Dimerco Express Corp.	60,000	53,179
	D-Link Corp.	349,148	157,941
	Draytek Corp.	13,000	11,766
	Dyaco International, Inc.	16,880	21,195
*	Dynamic Electronics Co., Ltd.	146,006	73,121
	Dynapack International Technology Corp.	84,000	183,447
	E Ink Holdings, Inc.	454,000	441,728
	E.Sun Financial Holding Co., Ltd.	3,021,454	2,791,255
	Eastern Media International Corp.	253,000	87,114
	Eclat Textile Co., Ltd.	52,279	666,766
	ECOVE Environment Corp.	13,000	91,354
	Edison Opto Corp.	54,000	21,262
	Edom Technology Co., Ltd.	117,014	63,905
	eGalax_eMPIA Technology, Inc.	28,909	44,972
	Egis Technology, Inc.	33,000	214,072
	Elan Microelectronics Corp.	139,959	393,179
*	E-Lead Electronic Co., Ltd.	21,000	13,886
	E-LIFE MALL Corp.	42,000	93,944
	Elite Advanced Laser Corp.	79,928	166,635
#	Elite Material Co., Ltd.	151,909	567,807
	Elite Semiconductor Memory Technology, Inc.	140,000	156,355
*	Elitegroup Computer Systems Co., Ltd.	201,235	81,155
	eMemory Technology, Inc.	32,000	337,974
	Ennoconn Corp.	23,587	175,106
	EnTie Commercial Bank Co., Ltd.	179,500	91,375
*	Epileds Technologies, Inc.	59,000	25,351
#	Epistar Corp.	534,954	597,134
	Eslite Spectrum Corp. (The)	9,000	31,103
	Eson Precision Ind. Co., Ltd.	50,000	56,366
	Eternal Materials Co., Ltd.	381,075	338,931
*	Etron Technology, Inc.	171,000	52,134
	Eva Airways Corp.	1,841,990	740,595
*	Everest Textile Co., Ltd.	282,178	78,321
	Evergreen International Storage & Transport Corp.	301,000	136,903
*	Evergreen Marine Corp. Taiwan, Ltd.	1,147,354	441,269

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Everlight Electronics Co., Ltd.	293,149	$363,910
	Excellence Opto, Inc.	49,000	39,347
	Excelsior Medical Co., Ltd.	62,197	108,539
	EZconn Corp.	26,250	31,835
	Far Eastern Department Stores, Ltd.	519,370	421,024
	Far Eastern International Bank	1,207,444	473,611
	Far Eastern New Century Corp.	1,118,560	1,036,957
	Far EasTone Telecommunications Co., Ltd.	524,000	1,186,915
	Faraday Technology Corp.	79,000	126,850
	Farglory F T Z Investment Holding Co., Ltd.	30,777	24,597
	Farglory Land Development Co., Ltd.	160,442	213,304
*	Federal Corp.	212,729	82,584
	Feedback Technology Corp.	15,400	29,773
	Feng Hsin Steel Co., Ltd.	239,550	419,535
	Feng TAY Enterprise Co., Ltd.	106,817	639,340
	Firich Enterprises Co., Ltd.	13,000	13,623
*	First Copper Technology Co., Ltd.	84,000	23,981
	First Financial Holding Co., Ltd.	2,188,551	1,703,199
	First Hi-Tec Enterprise Co., Ltd.	43,000	52,939
	First Hotel	107,746	53,490
	First Insurance Co., Ltd. (The)	126,606	59,668
#	First Steamship Co., Ltd.	355,234	112,230
	FLEXium Interconnect, Inc.	156,001	538,106
	Flytech Technology Co., Ltd.	62,373	148,849
	FocalTech Systems Co., Ltd.	170,792	141,866
	Forest Water Environment Engineering Co., Ltd.	21,667	33,714
	Formosa Advanced Technologies Co., Ltd.	93,000	113,613
	Formosa Chemicals & Fibre Corp.	575,378	1,606,078
	Formosa International Hotels Corp.	21,905	110,592
	Formosa Oilseed Processing Co., Ltd.	28,000	30,070
	Formosa Optical Technology Co., Ltd.	7,000	15,019
	Formosa Petrochemical Corp.	150,000	443,560
	Formosa Plastics Corp.	505,134	1,551,119
	Formosa Sumco Technology Corp.	23,000	83,531
	Formosa Taffeta Co., Ltd.	234,000	260,334
	Formosan Rubber Group, Inc.	154,720	96,808
	Formosan Union Chemical	178,847	76,825
	Fortune Electric Co., Ltd.	42,000	41,552
	Founding Construction & Development Co., Ltd.	87,460	45,630
	Foxconn Technology Co., Ltd.	282,536	560,745
	Foxsemicon Integrated Technology, Inc.	25,562	144,696
	Froch Enterprise Co., Ltd.	155,713	60,504
	FSP Technology, Inc.	78,886	54,840
	Fubon Financial Holding Co., Ltd.	1,589,896	2,357,765
	Fulgent Sun International Holding Co., Ltd.	39,216	168,586
	Fullerton Technology Co., Ltd.	51,000	32,572
	Fulltech Fiber Glass Corp.	203,559	75,403
	Fwusow Industry Co., Ltd.	31,756	19,304
	G Shank Enterprise Co., Ltd.	86,382	63,917
	Gallant Precision Machining Co., Ltd.	62,000	38,635
	Gamania Digital Entertainment Co., Ltd.	46,000	84,610
	GCS Holdings, Inc.	30,000	60,797
	GEM Services, Inc.	32,670	64,506
*	Gemtek Technology Corp.	178,574	138,686
	General Interface Solution Holding, Ltd.	116,000	381,041
	General Plastic Industrial Co., Ltd.	34,384	33,143
	Generalplus Technology, Inc.	25,000	25,162
	Genesys Logic, Inc.	43,000	46,228
	Genius Electronic Optical Co., Ltd.	25,979	449,339

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	GeoVision, Inc.	37,264	$31,624
	Getac Technology Corp.	129,000	210,536
	Giant Manufacturing Co., Ltd.	97,287	572,882
*	Giantplus Technology Co., Ltd.	167,000	67,575
	Gigabyte Technology Co., Ltd.	193,000	323,186
*	Gigasolar Materials Corp.	13,280	53,882
*	Gigastorage Corp.	156,582	60,838
	Ginko International Co., Ltd.	21,000	127,555
	Global Brands Manufacture, Ltd.	192,666	91,989
#	Global Lighting Technologies, Inc.	27,000	122,876
	Global Mixed Mode Technology, Inc.	32,000	119,519
	Global PMX Co., Ltd.	22,000	124,134
	Global Unichip Corp.	39,000	302,069
#	Globalwafers Co., Ltd.	92,000	1,186,721
	Globe Union Industrial Corp.	193,518	108,820
	Gloria Material Technology Corp.	240,708	138,682
*	GlycoNex, Inc.	11,000	6,804
*	Gold Circuit Electronics, Ltd.	250,263	124,485
	Golden Friends Corp.	22,500	45,372
	Goldsun Building Materials Co., Ltd.	483,730	234,569
	Good Will Instrument Co., Ltd.	29,859	24,975
	Gourmet Master Co., Ltd.	60,052	201,873
	Grand Fortune Securities Co., Ltd.	86,000	25,296
	Grand Ocean Retail Group, Ltd.	42,000	30,373
*	Grand Pacific Petrochemical	570,000	319,083
	Grand Plastic Technology Corp.	9,000	82,918
	GrandTech CG Systems, Inc.	30,450	42,028
	Grape King Bio, Ltd.	54,000	341,112
	Great China Metal Industry	105,000	83,654
	Great Taipei Gas Co., Ltd.	122,000	127,077
	Great Wall Enterprise Co., Ltd.	307,921	419,486
	Greatek Electronics, Inc.	191,000	294,832
*	Green Energy Technology, Inc.	181,537	721
	Green River Holding Co., Ltd.	5,080	10,283
	GTM Holdings Corp.	63,000	46,806
#	Hannstar Board Corp.	176,126	216,020
	HannStar Display Corp.	1,319,667	324,491
*	HannsTouch Solution, Inc.	281,781	115,477
	Hanpin Electron Co., Ltd.	38,000	39,893
	Harvatek Corp.	83,052	32,120
	Hi-Clearance, Inc.	5,107	17,724
	Highlight Tech Corp.	46,000	39,502
	Highwealth Construction Corp.	373,918	558,470
	HIM International Music, Inc.	13,190	49,922
	Hiroca Holdings, Ltd.	35,728	72,618
	Hitron Technology, Inc.	40,799	28,328
	Hiwin Technologies Corp.	71,132	707,783
	Ho Tung Chemical Corp.	474,035	124,246
	Hocheng Corp.	137,300	35,893
	Holiday Entertainment Co., Ltd.	37,000	83,688
	Holtek Semiconductor, Inc.	99,000	213,369
	Holy Stone Enterprise Co., Ltd.	80,000	258,511
	Hon Hai Precision Industry Co., Ltd.	1,764,599	4,797,955
	Hon Hai Precision Industry Co., Ltd., GDR	92,121	501,102
	Hon Hai Precision Industry Co., Ltd., GDR	19,301	104,611
	Hong Pu Real Estate Development Co., Ltd.	107,609	80,224
	Hong TAI Electric Industrial	125,000	43,299
	Hong YI Fiber Industry Co.	68,000	40,577
*	Horizon Securities Co., Ltd.	166,000	36,073

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hota Industrial Manufacturing Co., Ltd.	85,871	$336,766
	Hotai Motor Co., Ltd.	61,000	1,244,245
	Hotron Precision Electronic Industrial Co., Ltd.	33,201	44,428
	Hsin Kuang Steel Co., Ltd.	96,788	100,859
	Hsin Yung Chien Co., Ltd.	16,695	45,509
	Hsing TA Cement Co.	20,000	12,321
	Hu Lane Associate, Inc.	43,151	132,667
*	HUA ENG Wire & Cable Co., Ltd.	172,000	52,870
	Hua Nan Financial Holdings Co., Ltd.	1,736,861	1,237,839
	Huaku Development Co., Ltd.	86,465	255,394
	Huang Hsiang Construction Corp.	45,000	53,708
	Hung Ching Development & Construction Co., Ltd.	90,000	61,633
	Hung Sheng Construction, Ltd.	272,000	205,299
	Huxen Corp.	10,000	17,676
*	Hwa Fong Rubber Industrial Co., Ltd.	118,430	42,799
	Hwacom Systems, Inc.	43,000	21,109
	Ibase Technology, Inc.	61,076	84,798
	IBF Financial Holdings Co., Ltd.	1,408,639	546,504
	Ichia Technologies, Inc.	148,897	77,492
*	I-Chiun Precision Industry Co., Ltd.	66,000	17,484
	IEI Integration Corp.	61,680	102,153
	Infortrend Technology, Inc.	110,798	47,109
	Info-Tek Corp.	26,000	13,865
	Innodisk Corp.	35,874	206,755
	Innolux Corp.	3,427,461	985,351
	Inpaq Technology Co., Ltd.	42,750	46,118
	Intai Technology Corp.	14,000	56,591
*	Integrated Service Technology, Inc.	52,345	68,632
	IntelliEPI, Inc.	9,000	16,884
	International CSRC Investment Holdings Co.	437,400	439,384
	International Games System Co., Ltd.	27,000	430,612
	Inventec Corp.	1,126,181	847,815
	Iron Force Industrial Co., Ltd.	24,000	80,126
	I-Sheng Electric Wire & Cable Co., Ltd.	50,000	73,943
	ITE Technology, Inc.	79,202	105,737
#	ITEQ Corp.	67,299	289,352
	Jarllytec Co., Ltd.	29,000	76,546
#	Jentech Precision Industrial Co., Ltd.	24,000	162,509
	Jess-Link Products Co., Ltd.	42,875	42,311
	Jih Lin Technology Co., Ltd.	31,000	65,615
	Jih Sun Financial Holdings Co., Ltd.	787,800	259,525
	Jinan Acetate Chemical Co., Ltd.	4,400	19,066
	Jinli Group Holdings, Ltd.	81,159	26,991
	Jourdeness Group, Ltd.	16,000	49,952
	K Laser Technology, Inc.	47,000	25,418
	Kaimei Electronic Corp.	94,978	117,652
	Kaori Heat Treatment Co., Ltd.	45,983	109,726
	Kaulin Manufacturing Co., Ltd.	33,000	15,994
	KEE TAI Properties Co., Ltd.	228,226	89,898
	Kenda Rubber Industrial Co., Ltd.	209,842	200,262
	Kenmec Mechanical Engineering Co., Ltd.	98,000	50,383
	Kerry TJ Logistics Co., Ltd.	82,000	105,349
	Kindom Development Co., Ltd.	147,000	136,840
	King Chou Marine Technology Co., Ltd.	33,660	37,530
	King Slide Works Co., Ltd.	19,050	220,007
	King Yuan Electronics Co., Ltd.	733,529	779,715
*	Kingcan Holdings, Ltd.	27,675	13,072
	Kingpak Technology, Inc.	24,295	135,391
	King's Town Bank Co., Ltd.	455,000	514,954

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	King's Town Construction Co., Ltd.	49,348	$50,501
	Kinik Co.	64,000	134,713
*	Kinko Optical Co., Ltd.	43,000	36,519
	Kinpo Electronics	813,028	376,346
	Kinsus Interconnect Technology Corp.	133,009	204,401
	KMC Kuei Meng International, Inc.	34,761	116,241
	KNH Enterprise Co., Ltd.	100,000	52,528
	KS Terminals, Inc.	67,760	99,744
	Kung Long Batteries Industrial Co., Ltd.	36,000	180,047
*	Kung Sing Engineering Corp.	231,277	67,200
	Kuo Toong International Co., Ltd.	111,625	65,246
	Kuoyang Construction Co., Ltd.	165,652	105,903
	Kwong Fong Industries Corp.	50,442	21,091
	Kwong Lung Enterprise Co., Ltd.	41,000	60,133
	KYE Systems Corp.	146,426	37,902
	L&K Engineering Co., Ltd.	92,000	91,385
*	LAN FA Textile	159,277	36,751
#	Land Mark Optoelectronics Corp.	29,000	245,384
	Lanner Electronics, Inc.	45,813	81,694
	Largan Precision Co., Ltd.	19,306	2,998,753
	Laser Tek Taiwan Co., Ltd.	50,000	39,417
	Laster Tech Corp., Ltd.	31,669	28,916
	Leader Electronics, Inc.	67,602	15,291
	Lealea Enterprise Co., Ltd.	363,981	107,618
	Ledlink Optics, Inc.	38,467	31,994
	LEE CHI Enterprises Co., Ltd.	103,000	30,728
	Lelon Electronics Corp.	31,250	39,094
	Lemtech Holdings Co., Ltd.	8,798	29,111
*	Leofoo Development Co., Ltd.	76,254	35,494
*	LES Enphants Co., Ltd.	90,901	20,964
	Lextar Electronics Corp.	167,000	91,517
	Li Cheng Enterprise Co., Ltd.	52,763	72,160
	Li Peng Enterprise Co., Ltd.	323,806	71,403
	Lian HWA Food Corp.	49,917	67,577
	Lida Holdings, Ltd.	31,320	38,548
	Lien Hwa Industrial Holdings Corp.	218,877	272,759
	Lifestyle Global Enterprise, Inc.	8,000	21,162
	Lingsen Precision Industries, Ltd.	228,000	81,547
	Lion Travel Service Co., Ltd.	21,000	49,327
	Lite-On Semiconductor Corp.	70,213	94,698
	Lite-On Technology Corp.	872,395	1,351,517
	Long Bon International Co., Ltd.	104,180	47,960
	Long Da Construction & Development Corp.	54,000	26,966
	Longchen Paper & Packaging Co., Ltd.	351,070	158,643
	Longwell Co.	18,000	34,744
	Lotes Co., Ltd.	36,509	374,405
	Lu Hai Holding Corp.	20,788	27,113
*	Lucky Cement Corp.	112,000	29,175
	Lumax International Corp., Ltd.	43,492	108,519
	Lung Yen Life Service Corp.	62,000	126,166
*	LuxNet Corp.	39,684	27,683
	Macauto Industrial Co., Ltd.	30,000	82,767
	Machvision, Inc.	17,000	214,441
	Macroblock, Inc.	15,367	56,516
	Macronix International	858,201	1,054,773
	Makalot Industrial Co., Ltd.	92,420	460,961
	Marketech International Corp.	31,000	81,145
	Materials Analysis Technology, Inc.	23,160	53,826
	Mayer Steel Pipe Corp.	75,259	38,638

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	MediaTek, Inc.	168,360	$2,130,154
	Mega Financial Holding Co., Ltd.	1,436,669	1,492,695
	Meiloon Industrial Co.	35,650	26,966
	Mercuries & Associates Holding, Ltd.	197,019	146,847
*	Mercuries Life Insurance Co., Ltd.	602,821	247,285
	Merida Industry Co., Ltd.	36,735	199,990
	Merry Electronics Co., Ltd.	64,870	313,264
*	Microbio Co., Ltd.	152,572	70,113
	Micro-Star International Co., Ltd.	207,233	629,589
	Mildef Crete, Inc.	27,000	39,919
*	MIN AIK Technology Co., Ltd.	83,200	31,794
	Mirle Automation Corp.	103,804	124,813
	Mitac Holdings Corp.	366,292	348,566
	Mobiletron Electronics Co., Ltd.	35,440	40,986
	momo.com, Inc.	19,000	190,757
	Mosel Vitelic, Inc.	26,000	15,080
*	Motech Industries, Inc.	181,097	43,354
	MPI Corp.	31,000	74,837
	Nak Sealing Technologies Corp.	37,000	84,198
	Namchow Holdings Co., Ltd.	91,000	148,795
	Nan Kang Rubber Tire Co., Ltd.	136,139	217,097
	Nan Liu Enterprise Co., Ltd.	18,000	105,251
	Nan Ren Lake Leisure Amusement Co., Ltd.	52,000	18,681
	Nan Ya Plastics Corp.	596,674	1,367,547
	Nan Ya Printed Circuit Board Corp.	135,072	191,021
	Nang Kuang Pharmaceutical Co., Ltd.	21,000	30,130
	Nantex Industry Co., Ltd.	148,964	148,369
	Nanya Technology Corp.	375,000	946,418
	National Petroleum Co., Ltd.	37,000	55,274
	Netronix, Inc.	30,000	35,050
*	New Asia Construction & Development Corp.	43,880	8,252
	New Best Wire Industrial Co., Ltd.	27,600	23,313
	New Era Electronics Co., Ltd.	33,000	17,877
	Nexcom International Co., Ltd.	44,000	36,146
	Nichidenbo Corp.	87,193	135,857
	Nien Hsing Textile Co., Ltd.	78,110	52,949
	Nien Made Enterprise Co., Ltd.	64,000	518,336
	Nishoku Technology, Inc.	18,400	38,983
	Novatek Microelectronics Corp.	180,000	1,269,210
#	Nuvoton Technology Corp.	70,651	95,192
*	O-Bank Co., Ltd.	563,000	142,005
*	Ocean Plastics Co., Ltd.	82,000	91,773
	On-Bright Electronics, Inc.	19,380	140,025
	OptoTech Corp.	179,043	130,363
	Orient Europharma Co., Ltd.	19,000	32,663
*	Orient Semiconductor Electronics, Ltd.	134,310	57,413
	Oriental Union Chemical Corp.	215,821	140,095
	O-TA Precision Industry Co., Ltd.	35,935	50,392
	Pacific Construction Co.	167,000	56,851
	Pacific Hospital Supply Co., Ltd.	21,000	53,185
	Paiho Shih Holdings Corp.	45,675	74,448
#	Pan Jit International, Inc.	177,300	138,999
	Pan-International Industrial Corp.	259,514	171,857
	Panion & BF Biotech, Inc.	13,000	35,389
	Parade Technologies, Ltd.	25,400	528,491
*	Paragon Technologies Co., Ltd.	30,762	35,632
	PCL Technologies, Inc.	10,088	34,609
	P-Duke Technology Co., Ltd.	28,270	67,545
	Pegatron Corp.	715,037	1,482,525

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Pharmally International Holding Co., Ltd.	27,096	$188,026
*	Phihong Technology Co., Ltd.	158,810	45,663
	Phison Electronics Corp.	42,000	437,985
	Phoenix Tours International, Inc.	15,435	18,570
	Pixart Imaging, Inc.	53,030	278,907
	Planet Technology Corp.	23,000	48,610
	Plastron Precision Co., Ltd.	59,628	36,883
	Plotech Co., Ltd.	67,000	40,553
	Polytronics Technology Corp.	27,000	55,929
	Posiflex Technology, Inc.	15,346	50,599
	Pou Chen Corp.	938,144	1,083,555
	Power Wind Health Industry, Inc.	15,086	83,714
	Powertech Technology, Inc.	446,400	1,581,592
	Poya International Co., Ltd.	29,873	428,102
	President Chain Store Corp.	148,000	1,456,053
	President Securities Corp.	423,795	197,291
	Primax Electronics, Ltd.	233,000	401,946
	Prince Housing & Development Corp.	592,087	212,045
*	Princeton Technology Corp.	105,000	26,015
	Pro Hawk Corp.	3,000	14,537
	Promate Electronic Co., Ltd.	85,000	96,093
*	Promise Technology, Inc.	76,000	16,532
	Prosperity Dielectrics Co., Ltd.	52,032	103,575
	P-Two Industries, Inc.	17,500	14,400
	Qisda Corp.	820,439	544,265
	QST International Corp.	31,000	63,590
	Qualipoly Chemical Corp.	52,198	46,273
	Quang Viet Enterprise Co., Ltd.	20,000	94,102
	Quanta Computer, Inc.	454,715	923,228
	Quanta Storage, Inc.	111,000	119,644
	Quintain Steel Co., Ltd.	152,306	31,775
	Radiant Opto-Electronics Corp.	238,144	817,169
	Radium Life Tech Co., Ltd.	483,537	162,852
	Rafael Microelectronics, Inc.	13,000	67,051
	Realtek Semiconductor Corp.	96,268	773,464
	Rechi Precision Co., Ltd.	173,173	125,448
	Rexon Industrial Corp., Ltd.	39,000	82,882
	Rich Development Co., Ltd.	285,254	94,040
#	RichWave Technology Corp.	13,100	64,574
*	Ritek Corp.	625,887	120,304
	Rodex Fasteners Corp.	25,000	30,339
*	Roo Hsing Co., Ltd.	267,000	90,972
*	Rotam Global Agrosciences, Ltd.	37,830	17,287
	Ruentex Development Co., Ltd.	287,244	401,264
	Ruentex Engineering & Construction Co.	21,000	43,825
	Ruentex Industries, Ltd.	171,941	384,386
	Samebest Co., Ltd.	13,860	39,229
	Sampo Corp.	181,200	118,303
	San Fang Chemical Industry Co., Ltd.	118,992	87,616
	San Far Property, Ltd.	103,790	88,635
	San Shing Fastech Corp.	56,479	93,470
	Sanitar Co., Ltd.	24,000	27,633
	Sanyang Motor Co., Ltd.	174,684	117,281
	SCI Pharmtech, Inc.	20,000	64,535
	Scientech Corp.	25,000	45,375
	SDI Corp.	73,000	148,666
	Senao International Co., Ltd.	29,000	30,509
	Senao Networks, Inc.	9,000	32,061
	Sercomm Corp.	105,000	254,920

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sesoda Corp.	116,925	$95,677
	Shan-Loong Transportation Co., Ltd.	48,000	47,114
	Sharehope Medicine Co., Ltd.	31,935	32,230
	Sheng Yu Steel Co., Ltd.	70,000	44,651
	ShenMao Technology, Inc.	35,435	26,623
	Shih Her Technologies, Inc.	20,000	31,326
*	Shih Wei Navigation Co., Ltd.	179,446	44,274
	Shihlin Electric & Engineering Corp.	175,000	260,678
	Shin Kong Financial Holding Co., Ltd.	2,203,184	712,552
	Shin Zu Shing Co., Ltd.	75,149	362,990
*	Shinih Enterprise Co., Ltd.	17,000	14,666
*	Shining Building Business Co., Ltd.	265,397	85,620
	Shinkong Insurance Co., Ltd.	143,000	184,121
	Shinkong Synthetic Fibers Corp.	668,191	254,984
	Shinkong Textile Co., Ltd.	45,800	60,745
	Shiny Chemical Industrial Co., Ltd.	28,112	84,494
*	Shuttle, Inc.	167,000	61,444
	Sigurd Microelectronics Corp.	257,538	290,214
	Silergy Corp.	16,000	576,100
*	Silicon Integrated Systems Corp.	313,000	75,901
	Simplo Technology Co., Ltd.	50,400	528,684
	Sinbon Electronics Co., Ltd.	118,917	503,046
	Sincere Navigation Corp.	202,240	97,893
	Single Well Industrial Corp.	36,000	23,187
	Sinher Technology, Inc.	29,000	39,998
	Sinmag Equipment Corp.	23,979	85,955
	Sino-American Silicon Products, Inc.	264,000	843,421
	Sinon Corp.	230,000	145,148
	SinoPac Financial Holdings Co., Ltd.	2,051,222	869,960
	Sinopower Semiconductor, Inc.	6,000	19,250
	Sinphar Pharmaceutical Co., Ltd.	66,960	51,620
	Sinyi Realty Co.	93,549	91,996
	Sirtec International Co., Ltd.	58,600	54,337
	Sitronix Technology Corp.	47,434	238,584
	Siward Crystal Technology Co., Ltd.	111,000	68,478
	Soft-World International Corp.	41,000	109,310
*	Solar Applied Materials Technology Co.	188,110	132,957
	Solomon Technology Corp.	71,000	47,886
	Solteam, Inc.	30,300	28,582
	Song Shang Electronics Co., Ltd.	53,040	22,699
	Sonix Technology Co., Ltd.	58,000	59,680
	Southeast Cement Co., Ltd.	137,000	77,170
	Spirox Corp.	21,000	24,156
	Sporton International, Inc.	34,892	228,768
	St Shine Optical Co., Ltd.	26,000	352,323
	Standard Chemical & Pharmaceutical Co., Ltd.	51,000	58,857
	Standard Foods Corp.	155,642	354,849
	Stark Technology, Inc.	55,200	96,672
	Sun Yad Construction Co., Ltd.	50,000	21,014
*	Sunko INK Co., Ltd.	52,000	19,523
	Sunny Friend Environmental Technology Co., Ltd.	34,000	298,033
#	Sunonwealth Electric Machine Industry Co., Ltd.	95,000	136,982
	Sunplus Technology Co., Ltd.	290,000	114,573
	Sunrex Technology Corp.	60,631	72,837
	Sunspring Metal Corp.	52,000	44,126
	Supreme Electronics Co., Ltd.	192,608	206,923
	Swancor Holding Co., Ltd.	22,435	57,369
	Sweeten Real Estate Development Co., Ltd.	82,076	58,891
	Symtek Automation Asia Co., Ltd	422	22

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Symtek Automation Asia Co., Ltd.	13,000	$29,473
	Syncmold Enterprise Corp.	72,000	210,189
	Synnex Technology International Corp.	488,967	603,423
	Sysage Technology Co., Ltd.	48,457	52,524
*	Sysgration	81,366	45,119
	Systex Corp.	45,000	120,278
	T3EX Global Holdings Corp.	57,000	43,589
	TA Chen Stainless Pipe	500,417	497,832
	Ta Liang Technology Co., Ltd.	36,000	45,967
	Ta Ya Electric Wire & Cable	328,820	121,581
	Ta Yih Industrial Co., Ltd.	16,000	32,760
	Tah Hsin Industrial Corp.	60,000	92,749
#	TA-I Technology Co., Ltd.	60,936	125,724
*	Tai Tung Communication Co., Ltd.	58,373	30,630
	Taichung Commercial Bank Co., Ltd.	1,318,825	528,935
	TaiDoc Technology Corp.	26,458	125,685
	Taiflex Scientific Co., Ltd.	99,540	145,630
	Taimide Tech, Inc.	58,117	80,262
	Tainan Enterprises Co., Ltd.	43,000	35,841
	Tainan Spinning Co., Ltd.	633,568	212,936
*	Tainergy Tech Co., Ltd.	65,068	27,526
	Tainet Communication System Corp.	8,000	14,746
	Taishin Financial Holding Co., Ltd.	2,610,895	1,216,840
	Taisun Enterprise Co., Ltd.	97,000	63,719
	Taita Chemical Co., Ltd.	110,160	36,325
	Taiwan Business Bank	1,640,496	666,296
	Taiwan Cement Corp.	1,670,739	2,311,912
	Taiwan Chinsan Electronic Industrial Co., Ltd.	52,663	55,894
	Taiwan Cogeneration Corp.	139,077	148,828
	Taiwan Cooperative Financial Holding Co., Ltd.	1,744,303	1,195,757
	Taiwan Fertilizer Co., Ltd.	203,000	319,911
	Taiwan Fire & Marine Insurance Co., Ltd.	114,520	78,893
	Taiwan FU Hsing Industrial Co., Ltd.	88,000	122,714
	Taiwan Glass Industry Corp.	622,442	212,920
	Taiwan High Speed Rail Corp.	513,000	609,768
	Taiwan Hon Chuan Enterprise Co., Ltd.	183,455	364,590
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	104,000	65,045
*	Taiwan Land Development Corp.	398,217	103,126
	Taiwan Mask Corp.	35,000	35,037
	Taiwan Mobile Co., Ltd.	315,800	1,117,394
	Taiwan Navigation Co., Ltd.	121,000	66,101
	Taiwan Paiho, Ltd.	156,068	403,995
	Taiwan PCB Techvest Co., Ltd.	158,733	172,534
*	Taiwan Prosperity Chemical Corp.	73,000	25,797
	Taiwan Pulp & Paper Corp.	117,000	77,396
	Taiwan Sakura Corp.	73,600	118,299
	Taiwan Sanyo Electric Co., Ltd.	23,800	23,814
	Taiwan Secom Co., Ltd.	116,795	343,266
	Taiwan Semiconductor Co., Ltd.	129,000	188,935
#	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	683,154	36,849,327
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,346,214	24,199,328
	Taiwan Shin Kong Security Co., Ltd.	110,150	135,062
	Taiwan Styrene Monomer	288,164	183,339
	Taiwan Surface Mounting Technology Corp.	116,845	379,149
	Taiwan TEA Corp.	367,648	192,188
#	Taiwan Union Technology Corp.	115,000	471,778
	Taiyen Biotech Co., Ltd.	51,712	54,232
#*	Tatung Co., Ltd.	600,688	386,190
	TCI Co., Ltd.	34,153	251,415

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Te Chang Construction Co., Ltd.	37,247	$36,849
	Teco Electric and Machinery Co., Ltd.	518,000	460,394
	Tehmag Foods Corp.	9,700	69,700
	Tera Autotech Corp.	21,000	20,403
	Test Research, Inc.	107,571	192,887
	Test-Rite International Co., Ltd.	130,568	88,568
	Thinking Electronic Industrial Co., Ltd.	32,000	92,392
	Thye Ming Industrial Co., Ltd.	57,125	58,774
	Ton Yi Industrial Corp.	494,300	177,732
	Tong Hsing Electronic Industries, Ltd.	66,009	325,332
	Tong Yang Industry Co., Ltd.	201,640	282,506
	Tong-Tai Machine & Tool Co., Ltd.	101,711	54,397
	TOPBI International Holdings, Ltd.	43,631	119,121
	Topco Scientific Co., Ltd.	77,249	273,839
	Topco Technologies Corp.	19,122	43,916
	Topkey Corp.	36,000	153,086
	Topoint Technology Co., Ltd.	73,386	51,404
	Toung Loong Textile Manufacturing	57,000	68,461
*	TPK Holding Co., Ltd.	221,000	342,772
	Trade-Van Information Services Co.	9,000	10,900
	Transcend Information, Inc.	61,890	165,133
	Tripod Technology Corp.	233,170	855,567
*	TrueLight Corp.	25,000	29,395
	Tsang Yow Industrial Co., Ltd.	52,000	31,069
	Tsann Kuen Enterprise Co., Ltd.	69,000	37,054
	TSC Auto ID Technology Co., Ltd.	15,070	109,213
*	TSEC Corp.	192,029	45,781
	TSRC Corp.	310,452	235,604
	Ttet Union Corp.	19,000	76,562
	TTFB Co., Ltd.	5,000	41,494
	TTY Biopharm Co., Ltd.	80,000	206,213
	Tung Ho Steel Enterprise Corp.	510,654	379,932
*	Tung Thih Electronic Co., Ltd.	32,073	64,097
	TURVO International Co., Ltd.	35,843	80,283
	TXC Corp.	156,204	223,578
	TYC Brother Industrial Co., Ltd.	162,091	137,755
*	Tycoons Group Enterprise	247,385	40,451
	Tyntek Corp.	178,922	77,546
	UDE Corp.	37,000	30,250
	Ultra Chip, Inc.	27,000	23,999
	U-Ming Marine Transport Corp.	271,000	274,043
#	Unimicron Technology Corp.	573,312	713,180
*	Union Bank Of Taiwan	614,648	234,385
	Uni-President Enterprises Corp.	1,035,577	2,467,230
	Unitech Computer Co., Ltd.	50,000	37,828
	Unitech Printed Circuit Board Corp.	387,498	374,895
	United Integrated Services Co., Ltd.	81,400	501,150
#	United Microelectronics Corp., Sponsored ADR	100,398	242,963
#	United Microelectronics Corp.	4,189,081	2,044,919
	United Orthopedic Corp.	36,141	47,628
	United Radiant Technology	48,000	24,225
*	United Renewable Energy Co., Ltd.	1,117,848	267,518
*	Unity Opto Technology Co., Ltd.	275,593	56,264
	Universal Cement Corp.	216,972	131,821
*	Universal Microelectronics Co., Ltd.	25,000	11,521
	Universal Microwave Technology, Inc.	27,102	71,343
*	Unizyx Holding Corp.	133,118	74,468
	UPC Technology Corp.	519,532	173,987
	Userjoy Technology Co., Ltd.	8,999	33,827

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	USI Corp.	474,332	$195,996
*	Usun Technology Co., Ltd.	21,700	18,022
	Utechzone Co., Ltd.	23,000	41,395
	Vanguard International Semiconductor Corp.	265,000	652,887
	Ve Wong Corp.	34,000	29,980
	VHQ Media Holdings, Ltd.	14,000	43,815
	Victory New Materials, Ltd. Co.	79,255	37,810
	Visual Photonics Epitaxy Co., Ltd.	75,756	247,242
	Vivotek, Inc.	10,352	28,258
	Voltronic Power Technology Corp.	22,207	533,305
	Wafer Works Corp.	178,000	188,233
	Waffer Technology Corp.	56,000	22,243
	Wah Hong Industrial Corp.	43,694	36,501
	Wah Lee Industrial Corp.	115,000	210,861
	Walsin Lihwa Corp.	799,000	388,636
	Walsin Technology Corp.	187,345	1,279,021
	Walton Advanced Engineering, Inc.	178,000	64,672
	Wan Hai Lines, Ltd.	359,000	200,230
	WAN HWA Enterprise Co.	12,813	5,543
	Wei Chuan Foods Corp.	189,000	136,152
	Weikeng Industrial Co., Ltd.	189,725	108,700
	Well Shin Technology Co., Ltd.	46,160	73,672
	Win Semiconductors Corp.	48,141	436,413
	Winbond Electronics Corp.	1,498,474	825,856
	Winmate, Inc.	10,000	18,269
	Winstek Semiconductor Co., Ltd.	23,000	19,738
	Wintek Corp.	461,871	5,246
	Wisdom Marine Lines Co., Ltd.	141,166	131,285
	Wistron Corp.	1,408,017	1,254,827
	Wistron NeWeb Corp.	105,102	243,005
	Wonderful Hi-Tech Co., Ltd.	65,000	33,558
	Wowprime Corp.	43,000	99,787
	WPG Holdings, Ltd.	734,779	921,161
	WT Microelectronics Co., Ltd.	356,089	450,404
	WUS Printed Circuit Co., Ltd.	89,680	84,551
	XAC Automation Corp.	24,000	24,832
	Xxentria Technology Materials Corp.	60,211	121,966
	Yageo Corp.	82,317	1,032,560
*	Yang Ming Marine Transport Corp.	255,000	56,783
	YC INOX Co., Ltd.	173,600	146,091
	YCC Parts Manufacturing Co., Ltd.	23,000	38,297
	Yea Shin International Development Co., Ltd.	106,708	59,374
	Yem Chio Co., Ltd.	231,123	85,195
*	Yeong Guan Energy Technology Group Co., Ltd.	34,212	64,566
	YFC-Boneagle Electric Co., Ltd.	57,000	42,759
	YFY, Inc.	732,891	316,354
	Yi Jinn Industrial Co., Ltd.	116,100	52,403
	Yieh Phui Enterprise Co., Ltd.	595,268	179,052
	Yonyu Plastics Co., Ltd.	55,000	59,973
	Young Fast Optoelectronics Co., Ltd.	50,298	32,608
	Youngtek Electronics Corp.	68,257	106,702
	Yuanta Financial Holding Co., Ltd.	2,891,167	1,872,261
	Yuanta Futures Co., Ltd.	38,000	68,960
	Yuen Chang Stainless Steel Co., Ltd.	55,000	31,221
	Yulon Finance Corp.	92,400	336,428
	Yulon Motor Co., Ltd.	493,783	289,793
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	18,362	42,552
	Yungshin Construction & Development Co., Ltd.	41,000	46,458
	YungShin Global Holding Corp.	99,000	144,953

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zeng Hsing Industrial Co., Ltd.	36,837	$156,349
	Zenitron Corp.	79,000	53,490
	Zero One Technology Co., Ltd.	67,000	61,086
	Zhen Ding Technology Holding, Ltd.	192,000	742,586
	Zig Sheng Industrial Co., Ltd.	220,231	53,534
	Zinwell Corp.	165,010	101,146
	Zippy Technology Corp.	70,000	82,406
	ZongTai Real Estate Development Co., Ltd.	64,545	65,459
TOTAL TAIWAN			256,571,402
THAILAND — (3.1%)
	AAPICO Hitech PCL	32,900	14,460
	AAPICO Hitech PCL	84,120	36,973
	Advanced Info Service PCL	219,100	1,433,956
	Advanced Information Technology PCL, Class F	102,000	56,939
	AEON Thana Sinsap Thailand PCL	55,800	292,695
	After You PCL	153,000	50,558
	Airports of Thailand PCL	799,300	1,807,849
	AJ Plast PCL	60,300	15,960
	Allianz Ayudhya Capital PCL	16,500	20,910
	AMA Marine PCL	135,900	21,364
	Amata Corp. PCL	241,400	126,237
	Amata VN PCL, Class F	193,600	28,571
	Ananda Development PCL	523,400	34,591
	AP Thailand PCL	1,127,602	249,614
*	Asia Aviation PCL	1,561,600	87,173
	Asia Green Energy PCL	36,900	1,030
	Asia Plus Group Holdings PCL	1,059,300	57,094
	Asia Sermkij Leasing PCL	94,400	77,985
	Asian Insulators PCL	955,920	32,508
	Asian Sea Corp. PCL	100,100	12,974
	B Grimm Power PCL	228,700	454,905
	Bangchak Corp. PCL	480,500	385,387
	Bangkok Airways PCL	376,400	71,247
	Bangkok Aviation Fuel Services PCL	121,650	111,230
	Bangkok Bank PCL	9,800	45,432
	Bangkok Bank PCL	50,400	232,839
	Bangkok Expressway & Metro PCL	2,538,535	895,858
	Bangkok Insurance PCL	5,680	52,481
	Bangkok Land PCL	4,424,000	168,898
	Bangkok Life Assurance PCL	138,940	86,030
	Bangkok Ranch PCL	559,700	41,300
	Bank of Ayudhya PCL	17,300	15,541
	Banpu PCL	1,858,500	602,209
	Banpu PCL	31,500	10,207
	Banpu Power PCL	223,700	106,216
	Beauty Community PCL	1,079,400	78,263
*	BEC World PCL	811,600	138,001
	Berli Jucker PCL	283,100	372,380
	Better World Green PCL	1,839,200	31,273
	BJC Heavy Industries PCL, Class F	362,700	20,363
	BTS Group Holdings PCL	597,800	239,734
	Buriram Sugar PCL	63,600	7,631
	Cal-Comp Electronics Thailand PCL, Class F	1,659,744	94,249
	Carabao Group PCL, Class F	74,000	210,699
	Central Pattana PCL	466,300	908,814
	Central Plaza Hotel PCL	253,300	176,343
	CH Karnchang PCL	651,972	416,241
	Charoen Pokphand Foods PCL	1,255,893	1,208,752

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Charoong Thai Wire & Cable PCL, Class F	88,000	$14,116
	CK Power PCL	290,000	37,215
	COL PCL	74,000	39,647
	Com7 PCL, Class F	266,000	230,414
	Communication & System Solution PCL	227,000	8,666
*	Country Group Development PCL	1,320,000	37,267
*	Country Group Holdings PCL	407,500	10,851
	CP ALL PCL	1,081,900	2,455,708
	Delta Electronics Thailand PCL	52,700	93,413
	Demco PCL	129,500	10,885
	Dhipaya Insurance PCL	214,400	167,145
	Diamond Building Products PCL	206,200	42,007
	Do Day Dream PCL	38,200	27,452
	Dynasty Ceramic PCL	1,772,400	102,352
	East Coast Furnitech P.L.C.	456,600	17,871
	Eastern Printing PCL	147,400	16,740
	Eastern Water Resources Development and Management PCL, Class F	243,900	89,986
	Electricity Generating PCL	47,100	459,365
	Energy Absolute PCL	392,100	544,059
	Erawan Group PCL (The)	995,500	137,332
	Esso Thailand PCL	414,700	89,805
	FN Factory Outlet PCL	642,800	22,272
	Forth Corp. PCL	74,800	14,878
	Forth Smart Service PCL	184,100	38,391
	Fortune Parts Industry PCL, Class F	213,500	14,795
	GFPT PCL	335,100	133,309
	Global Green Chemicals PCL, Class F	109,500	40,399
	Global Power Synergy PCL, Class F	125,968	339,471
	Gunkul Engineering PCL	1,667,400	141,223
	Haad Thip PCL	50,900	36,905
	Hana Microelectronics PCL	263,701	298,218
	Home Product Center PCL	1,356,526	635,396
	ICC International PCL	27,800	34,560
	Ichitan Group PCL	437,200	69,851
	Indorama Ventures PCL	537,600	487,238
	Interhides PCL	240,200	28,359
	Interlink Communication PCL	87,450	10,044
	Intouch Holdings PCL	60,800	108,746
	Intouch Holdings PCL, Class F	91,800	164,192
	IRPC PCL	2,929,800	270,703
	Italian-Thai Development PCL	2,181,966	101,503
	Jasmine International PCL	1,948,100	315,621
	JMT Network Services PCL, Class F	168,500	118,388
	Jubilee Enterprise PCL	20,400	11,650
	Kang Yong Electric PCL	300	2,512
	Karmarts PCL	291,400	34,403
	Kasikornbank PCL	252,600	1,138,604
	KCE Electronics PCL	331,600	198,939
	KGI Securities Thailand PCL	1,131,300	166,955
	Khon Kaen Sugar Industry PCL	682,204	52,090
	Kiatnakin Bank PCL	106,800	233,850
	Krung Thai Bank PCL	692,250	357,563
	Krungthai Card PCL	270,300	297,009
	Lam Soon Thailand PCL	132,400	20,984
	Land & Houses PCL	1,161,800	346,639
	Land & Houses PCL	518,520	154,708
	Lanna Resources PCL	133,700	31,741
	LH Financial Group PCL	2,258,400	98,538
*	Loxley PCL	2,464,570	97,254

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	LPN Development PCL	742,500	$115,770
	Major Cineplex Group PCL	290,400	197,513
	Maybank Kim Eng Securities Thailand PCL	93,300	20,055
	MBK PCL	465,000	296,872
	MC Group PCL	138,600	43,577
*	MCOT PCL	64,900	19,260
	MCS Steel PCL	208,200	66,127
	Mega Lifesciences PCL	214,500	187,524
	Millcon Steel PCL	547,600	9,311
	Minor International PCL	447,944	441,908
	MK Restaurants Group PCL	125,600	279,044
	Modernform Group PCL	18,700	1,392
*	Mono Technology PCL, Class F	952,000	23,517
	Muangthai Capital PCL	246,100	513,202
	Namyong Terminal PCL	417,600	48,499
	Nava Nakorn PCL	278,000	19,443
	Nawarat Patanakarn PCL	509,200	7,025
	Netbay PCL	57,700	60,162
	Noble Development PCL	70,100	36,658
	Origin Property PCL, Class F	513,950	108,000
*	Padaeng Industry PCL	156,600	27,130
	PCS Machine Group Holding PCL	188,600	33,884
	Plan B Media Pcl, Class F	701,600	133,927
	Platinum Group PCL (The), Class F	232,400	29,227
	Polyplex Thailand PCL	243,600	105,505
*	Precious Shipping PCL	423,650	78,152
	Premier Marketing PCL	152,600	31,088
	Prima Marine PCL	337,700	59,588
	Property Perfect PCL	3,405,600	86,315
	Pruksa Holding PCL	371,100	167,870
	PTG Energy PCL	518,900	231,399
	PTT Exploration & Production PCL	486,486	1,950,938
	PTT Global Chemical PCL	350,856	551,554
	PTT PCL	3,647,000	5,060,403
	Pylon PCL	216,200	34,126
	Quality Houses PCL	2,946,913	234,467
	Raimon Land PCL	1,149,900	31,726
	Rajthanee Hospital PCL	84,700	67,390
	Ratch Group PCL	63,600	138,749
	Ratch Group PCL	112,700	245,865
	Ratchthani Leasing PCL	783,562	137,004
*	Regional Container Lines PCL	444,300	39,341
	Robinson PCL	41,600	71,736
	Rojana Industrial Park PCL	552,532	90,405
	RS PCL	300,800	106,153
	S 11 Group PCL	82,400	19,034
	Sabina PCL	66,500	50,136
	Saha Pathana Inter-Holding PCL	18,700	41,396
*	Sahakol Equipment PCL	579,600	32,169
	Sahamitr Pressure Container PCL	186,600	34,423
	Sahaviriya Steel Industries PCL	5,877,500	1,772
	Samart Corp. PCL	156,000	37,536
	Samart Telcoms PCL	184,800	42,391
	Sansiri PCL	5,059,133	162,308
	Sappe PCL	66,900	42,067
	SC Asset Corp. PCL	1,139,696	81,172
	Scan Inter PCL, Class F	610,300	33,873
*	SCG Ceramics PCL	262,386	11,196
	SEAFCO PCL	369,980	71,218

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sena Development PCL	519,350	$43,987
	Sermsang Power Corp. Co., Ltd.	198,800	45,283
	Siam Cement PCL (The)	107,700	1,236,978
	Siam Cement PCL (The)	21,550	247,510
	Siam City Cement PCL	22,043	132,244
	Siam Commercial Bank PCL (The)	207,500	652,390
	Siam Future Development PCL	532,740	91,439
	Siam Global House PCL	767,176	349,499
	Siam Wellness Group PCL, Class F	196,300	76,832
	Siamgas & Petrochemicals PCL	426,100	112,096
	Singha Estate PCL	1,017,100	73,745
	Sino-Thai Engineering & Construction PCL	417,500	202,254
	SNC Former PCL	110,400	32,585
	Somboon Advance Technology PCL	197,550	80,490
	SPCG PCL	286,700	183,959
	Sri Trang Agro-Industry PCL	421,500	175,794
*	Sriracha Construction PCL	60,500	12,519
	Srisawad Corp. PCL	315,589	759,358
	Srithai Superware PCL	898,400	20,464
	Srivichai Vejvivat PCL	184,900	40,041
	Star Petroleum Refining PCL	662,900	180,772
	STP & I PCL	642,380	121,593
	Supalai PCL	1,038,525	539,753
	Super Energy Corp. PCL	5,085,700	83,212
	Susco PCL	413,400	35,809
	SVI PCL	111,300	11,498
	Symphony Communication PCL	17,233	1,471
	Synnex Thailand PCL	153,800	32,566
	Syntec Construction PCL	574,800	35,406
	Taokaenoi Food & Marketing PCL, Class F	279,100	82,826
	Tapaco PCL	119,200	26,769
*	Tata Steel Thailand PCL	1,594,700	20,465
	TCM Corp. PCL	152,000	9,363
	Thai Agro Energy PCL	326,600	38,140
*	Thai Airways International PCL	493,100	90,963
	Thai Central Chemical PCL	23,300	15,100
	Thai Oil PCL	270,400	451,100
	Thai Reinsurance PCL	1,003,700	19,321
	Thai Solar Energy PCL, Class F	373,632	40,756
	Thai Stanley Electric PCL	3,900	20,582
	Thai Stanley Electric PCL, Class F	11,300	59,636
	Thai Union Group PCL, Class F	891,932	437,811
	Thai Vegetable Oil PCL	230,600	216,396
	Thai Wah PCL, Class F	179,500	23,035
*	Thaicom PCL	322,800	39,146
	Thaifoods Group PCL	485,500	70,403
	Thaire Life Assurance PCL	194,200	22,180
	Thanachart Capital PCL	77,800	129,791
	Thitikorn PCL	153,300	45,493
	Thoresen Thai Agencies PCL	622,156	72,655
	Tipco Asphalt PCL	193,900	128,769
	TIPCO Foods PCL	117,300	26,719
	Tisco Financial Group PCL	104,600	345,646
	TKS Technologies PCL	64,300	12,893
	TMB Bank PCL	10,094,192	456,619
	TMT Steel PCL	189,600	23,844
	TOA Paint Thailand PCL	133,100	153,725
	Total Access Communication PCL	287,400	410,308
	TPC Power Holdings Co., Ltd.	128,300	49,394

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TPI Polene PCL	2,702,000	$136,097
	TPI Polene Power PCL	922,600	127,276
	True Corp. PCL	6,072,120	732,473
	TTCL PCL	98,900	13,199
	TTCL PCL	25,329	3,380
	TTW PCL	649,700	289,728
	Union Auction PCL	87,100	18,163
	Unique Engineering & Construction PCL	508,650	116,678
	United Paper PCL	171,400	52,514
	Univanich Palm Oil PCL	84,700	14,266
	Univentures PCL	508,800	75,741
	Vanachai Group PCL	403,920	48,206
	VGI PCL	415,000	117,164
	Vinythai PCL	173,000	133,760
	WHA Corp. PCL	1,632,500	166,550
	WHA Utilities and Power PCL	458,900	75,821
	Workpoint Entertainment PCL	123,460	49,907
TOTAL THAILAND			47,163,971
TURKEY — (0.9%)
	Adana Cimento Sanayii TAS, Class A	21,718	34,562
*	Afyon Cimento Sanayi TAS	15,717	18,451
*	Akbank T.A.S.	318,342	439,317
	Akcansa Cimento A.S.	5,535	9,810
	Aksa Akrilik Kimya Sanayii A.S.	69,890	164,654
*	Aksa Enerji Uretim A.S.	64,248	43,759
	Aksigorta A.S.	59,107	67,462
	Alarko Holding A.S.	74,620	76,937
#*	Albaraka Turk Katilim Bankasi A.S.	336,049	94,845
	Alkim Alkali Kimya A.S.	8,440	62,097
	Anadolu Anonim Turk Sigorta Sirketi	121,131	100,207
	Anadolu Cam Sanayii A.S.	136,622	108,047
	Anadolu Hayat Emeklilik A.S.	43,484	52,589
*	Arcelik A.S.	58,627	204,364
	AvivaSA Emeklilik ve Hayat A.S., Class A	9,422	22,109
	Aygaz A.S.	33,098	73,119
*	Bera Holding A.S.	234,423	172,804
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	66,474	28,454
#	BIM Birlesik Magazalar A.S.	118,298	962,863
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	19,139	40,409
	Borusan Yatirim ve Pazarlama A.S.	1,351	15,752
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	8,349	13,357
*	Bursa Cimento Fabrikasi A.S.	21,491	23,785
	Celebi Hava Servisi A.S.	1,714	28,752
*	Cimsa Cimento Sanayi VE Ticaret A.S.	17,262	28,423
	Coca-Cola Icecek A.S.	28,668	221,893
	Dogan Sirketler Grubu Holding A.S.	462,409	157,364
	Dogus Otomotiv Servis ve Ticaret A.S.	21,724	43,631
	EGE Endustri VE Ticaret A.S.	629	70,791
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	66,633	46,490
	ENERJISA ENERJI AS	95,251	129,064
	Enka Insaat ve Sanayi A.S.	190,035	223,693
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	10,999	46,686
	Eregli Demir ve Celik Fabrikalari TAS	476,357	739,871
*	Fenerbahce Futbol A.S.	20,253	58,093
	Ford Otomotiv Sanayi A.S.	19,089	239,021
*	Global Yatirim Holding A.S.	49,586	40,216
	Goodyear Lastikleri TAS	36,437	28,953
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	84,526	69,296

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Gubre Fabrikalari TAS	17,211	$29,511
#	Hektas Ticaret TAS	93,336	161,390
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	37,047	61,259
*	Is Finansal Kiralama A.S.	32,181	23,422
	Is Yatirim Menkul Degerler A.S., Class A	66,365	54,759
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	81,597	38,345
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	466,633	219,283
	Kartonsan Karton Sanayi ve Ticaret A.S.	381	28,492
#	KOC Holding A.S.	57,094	185,819
	Kordsa Teknik Tekstil A.S.	40,281	94,717
*	Koza Altin Isletmeleri A.S.	13,601	182,031
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	105,517	186,563
*	Logo Yazilim Sanayi Ve Ticaret A.S.	1,707	17,722
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,880	46,304
*	Netas Telekomunikasyon A.S.	13,133	32,588
	Nuh Cimento Sanayi A.S.	29,066	56,782
*	Pegasus Hava Tasimaciligi A.S.	26,485	302,909
#*	Petkim Petrokimya Holding A.S.	379,100	255,258
#	Polisan Holding A.S.	19,331	10,935
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	78,705	81,055
	Sasa Polyester Sanayi A.S.	36,813	50,045
#*	Sekerbank Turk AS	202,387	47,047
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	99,576	118,815
#	Soda Sanayii A.S.	103,968	115,660
*	Tat Gida Sanayi A.S.	36,308	44,145
	TAV Havalimanlari Holding A.S.	95,830	435,933
#	Tekfen Holding A.S.	87,658	281,603
	Tofas Turk Otomobil Fabrikasi A.S.	47,313	208,653
#	Trakya Cam Sanayii A.S.	270,547	182,031
	Tupras Turkiye Petrol Rafinerileri A.S.	30,069	564,909
*	Turcas Petrol A.S.	85,228	47,694
#*	Turk Hava Yollari AO	238,516	544,149
*	Turk Telekomunikasyon A.S.	149,160	193,360
*	Turk Traktor ve Ziraat Makineleri A.S.	5,773	58,179
	Turkcell Iletisim Hizmetleri A.S.	389,395	916,096
	Turkcell Iletisim Hizmetleri A.S., ADR	2,786	16,242
#*	Turkiye Garanti Bankasi A.S.	491,805	975,971
*	Turkiye Halk Bankasi A.S.	191,213	220,962
*	Turkiye Is Bankasi A.S., Class C	244,600	295,443
*	Turkiye Sinai Kalkinma Bankasi A.S.	919,409	210,258
	Turkiye Sise ve Cam Fabrikalari A.S.	157,969	146,625
*	Turkiye Vakiflar Bankasi TAO, Class D	246,701	272,009
*	Ulker Biskuvi Sanayi A.S.	65,118	253,691
*	Vestel Elektronik Sanayi ve Ticaret A.S.	60,315	139,902
*	Yapi ve Kredi Bankasi A.S.	372,970	184,889
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	45,100	63,631
TOTAL TURKEY			13,659,076
TOTAL COMMON STOCKS			1,454,117,146
PREFERRED STOCKS — (2.2%)
BRAZIL — (2.1%)
	AES Tiete Energia SA	486	330
*	Alpargatas SA	48,700	407,558
	Banco ABC Brasil S.A.	39,062	198,019
	Banco Bradesco SA	413,236	3,173,617
	Banco do Estado do Rio Grande do Sul SA, Class B	142,873	670,228
	Banco Pan SA	92,732	210,469
	Centrais Eletricas Brasileiras SA, Class B	43,400	414,178

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Centrais Eletricas Santa Catarina	7,850	$98,120
	Cia Brasileira de Distribuicao	71,196	1,414,411
	Cia de Saneamento do Parana	171,095	796,227
	Cia de Transmissao de Energia Eletrica Paulista	74,803	387,761
	Cia Energetica de Minas Gerais	241,032	841,410
	Cia Energetica de Sao Paulo, Class B	73,611	546,763
	Cia Energetica do Ceara, Class A	6,382	92,990
	Cia Ferro Ligas da Bahia - FERBASA	25,100	114,288
	Cia Paranaense de Energia	40,026	686,197
	Eucatex SA Industria e Comercio	23,400	40,871
	Gerdau SA	293,700	1,375,026
	Grazziotin SA	3,000	23,117
	Itau Unibanco Holding SA	769,000	5,893,284
	Lojas Americanas SA	74,135	476,911
	Marcopolo SA	220,542	249,247
	Petroleo Brasileiro SA	1,681,849	11,172,793
	Randon SA Implementos e Participacoes	72,226	229,364
	Schulz SA	14,600	40,228
	Telefonica Brasil SA	70,769	981,406
	Unipar Carbocloro SA	46,454	354,702
	Usinas Siderurgicas de Minas Gerais SA, Class A	189,716	426,602
TOTAL BRAZIL			31,316,117
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	76,479	114,105
	Embotelladora Andina SA, Class B	104,442	272,621
	Sociedad Quimica y Minera de Chile SA, Class B	1,041	29,031
TOTAL CHILE			415,757
COLOMBIA — (0.1%)
	Avianca Holdings SA	234,897	138,397
	Banco Davivienda SA	24,468	328,959
	Bancolombia SA	2,446	31,970
	Grupo Argos SA	11,723	44,561
	Grupo Aval Acciones y Valores SA	834,179	353,672
	Grupo de Inversiones Suramericana SA	18,894	154,135
TOTAL COLOMBIA			1,051,694
SOUTH KOREA — (0.0%)
*	AMOREPACIFIC Group	235	9,553
TOTAL PREFERRED STOCKS			32,793,121
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	7,100	0
MALAYSIA — (0.0%)
*	Guan Chong Bhd Rights 11/04/22	1	0
*	Serba Dinamik Holdings Bhd Rights 12/31/2099	170,580	13,944
TOTAL MALAYSIA			13,944
SOUTH AFRICA — (0.0%)
*	Brait SE Rights 02/14/2020	275,016	28,769
TAIWAN — (0.0%)
*	QST International Corp. Rights 02/11/20	2,131	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (0.0%)
* BTS Group Holdings PCL Warrants 02/16/21	86,090	$0
* Property Perfect Rights 09/30/19	1,055,913	0
TOTAL THAILAND		0
TOTAL RIGHTS/WARRANTS		42,713
TOTAL INVESTMENT SECURITIES (Cost $1,244,677,358)		1,486,952,980

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	2,184,328	25,277,049
TOTAL INVESTMENTS — (100.0%)
(Cost $1,270,987,434)^^			$1,512,230,029
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$25,270	—	$25,270
Brazil	$117,100,311	5,848	—	117,106,159
Chile	6,281,630	8,308,105	—	14,589,735
China	64,498,873	269,617,227	—	334,116,100
Colombia	5,527,343	—	—	5,527,343
Czech Republic	—	2,813,687	—	2,813,687
Egypt	13,878	1,408,555	—	1,422,433
Greece	—	6,298,090	—	6,298,090
Hong Kong	—	16,038	—	16,038
Hungary	—	4,668,716	—	4,668,716
India	4,013,733	158,927,354	—	162,941,087
Indonesia	2,459,354	34,581,019	—	37,040,373
Malaysia	—	32,459,129	—	32,459,129
Mexico	48,695,340	56	—	48,695,396
Peru	3,017,746	122	—	3,017,868
Philippines	282,317	17,295,084	—	17,577,401
Poland	—	18,486,463	—	18,486,463
Russia	9,127,142	18,656,772	—	27,783,914
South Africa	11,523,665	73,351,603	—	84,875,268
South Korea	3,933,672	213,328,555	—	217,262,227
Taiwan	40,164,595	216,406,807	—	256,571,402
Thailand	47,162,199	1,772	—	47,163,971
Turkey	16,242	13,642,834	—	13,659,076
Preferred Stocks
Brazil	31,316,117	—	—	31,316,117
Chile	—	415,757	—	415,757
Colombia	1,051,694	—	—	1,051,694
South Korea	—	9,553	—	9,553
Rights/Warrants
Malaysia	—	13,944	—	13,944
South Africa	—	28,769	—	28,769
Securities Lending Collateral	—	25,277,049	—	25,277,049
TOTAL	$396,185,851	$1,116,044,178	—	$1,512,230,029

Tax-Managed U.S. Marketwide Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$5,368,847,635
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,368,847,635
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (9.9%)
	Activision Blizzard, Inc.	145,299	$8,497,086
*	Alaska Communications Systems Group, Inc.	1,400	2,856
*	Alphabet, Inc., Class A	41,495	59,453,206
*	Alphabet, Inc., Class C	43,652	62,607,008
*	Altice USA, Inc., Class A	21,272	582,002
#*	AMC Networks, Inc., Class A	7,581	277,389
#*	ANGI Homeservices, Inc., Class A	7,188	57,720
#	Anterix, Inc.	1,500	69,690
	AT&T, Inc.	1,142,510	42,981,226
	ATN International, Inc.	1,149	66,493
#*	Bandwidth, Inc., Class A	1,756	124,606
	Beasley Broadcast Group, Inc., Class A	325	1,227
*	Boingo Wireless, Inc.	6,700	75,308
	Cable One, Inc.	700	1,192,821
#*	Care.com, Inc.	2,690	40,269
*	Cargurus, Inc.	13,090	466,659
#*	Cars.com, Inc.	12,288	143,401
	CenturyLink, Inc.	114,437	1,563,209
*	Charter Communications, Inc., Class A	22,137	11,455,012
#*	Cincinnati Bell, Inc.	7,080	97,067
#	Cinemark Holdings, Inc.	16,616	523,570
*	Clear Channel Outdoor Holdings, Inc.	3,850	10,511
	Cogent Communications Holdings, Inc.	7,093	503,106
	Comcast Corp., Class A	632,859	27,333,180
#*	comScore, Inc.	3,105	12,265
#*	Discovery, Inc., Class A	23,481	687,054
*	Discovery, Inc., Class C	49,542	1,375,781
*	DISH Network Corp., Class A	37,997	1,396,770
*	Electronic Arts, Inc.	40,040	4,321,117
	Entercom Communications Corp., Class A	21,810	86,586
	Entravision Communications Corp., Class A	7,308	16,224
	EW Scripps Co. (The), Class A	5,927	71,954
*	Facebook, Inc., Class A	333,191	67,274,595
	Fox Corp., Class A	45,922	1,702,788
*	Fox Corp., Class B	21,151	768,416
#	Gannett Co., Inc.	12,726	77,756
*	GCI Liberty, Inc., Class A	12,572	920,019
*	Glu Mobile, Inc.	13,614	80,323
*	Gray Television, Inc.	14,471	293,472
*	IAC/InterActiveCorp	11,168	2,720,413
*	IDT Corp., Class B	1,800	13,608
*	IMAX Corp.	8,955	148,116
#*	Intelsat SA	7,282	24,832
	Interpublic Group of Cos., Inc. (The)	54,513	1,237,445
*	Iridium Communications, Inc.	10,799	275,914
	John Wiley & Sons, Inc., Class A	7,302	318,513
*	Liberty Broadband Corp., Class A	3,994	525,570
*	Liberty Broadband Corp., Class C	15,388	2,045,527
*	Liberty Latin America, Ltd., Class A	2,900	48,372
#*	Liberty Latin America, Ltd., Class C	16,586	279,474
#*	Liberty Media Corp.-Liberty Braves, Class A	1,077	31,502
*	Liberty Media Corp.-Liberty Braves, Class B	20	690
*	Liberty Media Corp.-Liberty Braves, Class C	2,265	66,025
#*	Liberty Media Corp.-Liberty Formula One, Class A	2,694	120,018

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One, Class C	26,872	$1,257,341
*	Liberty Media Corp.-Liberty SiriusXM, Class A	12,538	608,971
*	Liberty Media Corp.-Liberty SiriusXM, Class B	200	9,857
*	Liberty Media Corp.-Liberty SiriusXM, Class C	23,330	1,143,637
*	Liberty TripAdvisor Holdings, Inc., Class A	10,445	61,521
#*	Lions Gate Entertainment Corp., Class A	9,697	96,291
*	Lions Gate Entertainment Corp., Class B	11,761	109,730
#*	Live Nation Entertainment, Inc.	21,437	1,461,146
*	Madison Square Garden Co. (The), Class A	2,310	684,199
	Marcus Corp. (The)	2,400	69,960
#*	Match Group, Inc.	8,088	632,643
#	Meredith Corp.	4,576	137,509
#*	MSG Networks, Inc., Class A	5,934	90,256
	National CineMedia, Inc.	6,419	47,372
*	Netflix, Inc.	59,889	20,667,095
#	New York Times Co. (The), Class A	18,633	596,442
	News Corp., Class A	52,850	719,817
	News Corp., Class B	16,856	235,478
#	Nexstar Media Group, Inc., Class A	6,762	819,216
#	Omnicom Group, Inc.	30,860	2,324,067
*	ORBCOMM, Inc.	7,396	26,552
#*	QuinStreet, Inc.	8,288	107,371
#*	Roku, Inc.	9,914	1,199,098
	Saga Communications, Inc., Class A	575	17,434
	Salem Media Group, Inc.	400	552
	Scholastic Corp.	2,600	85,670
#	Shenandoah Telecommunications Co.	7,800	314,730
	Sinclair Broadcast Group, Inc., Class A	10,008	299,439
#	Sirius XM Holdings, Inc.	235,876	1,667,643
#*	Snap, Inc., Class A	22,736	417,888
	Spok Holdings, Inc.	2,839	30,150
#*	Sprint Corp.	89,897	392,850
*	Take-Two Interactive Software, Inc.	15,957	1,988,880
#	TEGNA, Inc.	23,899	403,893
	Telephone & Data Systems, Inc.	15,539	352,425
*	T-Mobile US, Inc.	46,394	3,673,941
	TripAdvisor, Inc.	13,717	374,748
#*	TrueCar Inc.	4,430	16,391
*	Twitter, Inc.	91,386	2,968,217
*	United States Cellular Corp.	1,000	32,020
	Verizon Communications, Inc.	572,491	34,028,865
#	ViacomCBS, Inc., Class A	5,838	221,727
	ViacomCBS, Inc., Class B	70,041	2,390,499
*	Vonage Holdings Corp.	25,192	223,453
	Walt Disney Co. (The)	272,217	37,650,333
	World Wrestling Entertainment, Inc., Class A	5,200	254,176
*	Yelp, Inc.	9,465	308,559
*	Zayo Group Holdings, Inc.	27,414	952,636
#*	Zedge, Inc., Class B	600	1,020
#*	Zillow Group, Inc., Class A	7,369	340,448
#*	Zillow Group, Inc., Class C	18,207	841,345
*	Zynga, Inc., Class A	117,300	706,146
TOTAL COMMUNICATION SERVICES			429,127,408
CONSUMER DISCRETIONARY — (10.4%)
*	1-800-Flowers.com, Inc., Class A	3,914	59,454
	Aaron's, Inc.	14,569	864,816
#	Abercrombie & Fitch Co., Class A	8,850	144,786
	Acushnet Holdings Corp.	2,786	86,282

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adient P.L.C.	11,297	$290,446
*	Adtalem Global Education, Inc.	8,180	282,292
	Advance Auto Parts, Inc.	9,911	1,305,774
*	Amazon.com, Inc.	57,607	115,716,333
#*	American Axle & Manufacturing Holdings, Inc.	13,471	124,472
#	American Eagle Outfitters, Inc.	22,400	322,560
#*	American Outdoor Brands Corp.	5,464	51,471
*	American Public Education, Inc.	2,200	52,426
*	America's Car-Mart, Inc.	1,100	120,758
	Aptiv P.L.C.	35,433	3,004,364
	Aramark	31,206	1,377,433
#*	Asbury Automotive Group, Inc.	2,900	279,705
	Autoliv, Inc.	12,046	923,085
*	AutoNation, Inc.	8,573	363,838
*	AutoZone, Inc.	3,512	3,715,556
*	Barnes & Noble Education, Inc.	4,113	14,149
	Bassett Furniture Industries, Inc.	306	3,742
*	BBQ Holdings, Inc.	1,332	5,488
*	Beazer Homes USA, Inc.	779	10,711
#	Bed Bath & Beyond, Inc.	18,932	269,781
	Best Buy Co., Inc.	33,324	2,822,210
#	Big 5 Sporting Goods Corp.	2,146	8,005
	Big Lots, Inc.	5,898	159,600
*	Biglari Holdings, Inc., Class B	7	759
	BJ's Restaurants, Inc.	3,098	123,238
	Bloomin' Brands, Inc.	13,400	278,318
*	Booking Holdings, Inc.	6,080	11,129,744
*	Boot Barn Holdings, Inc.	3,837	161,039
	BorgWarner, Inc.	30,075	1,031,272
	Boyd Gaming Corp.	5,900	176,115
*	Bright Horizons Family Solutions, Inc.	8,347	1,366,654
#	Brinker International, Inc.	6,176	263,653
	Brunswick Corp.	12,048	757,217
#	Buckle, Inc. (The)	3,112	75,964
*	Burlington Stores, Inc.	9,600	2,087,712
#*	Caesars Entertainment Corp.	53,109	726,000
	Caleres, Inc.	5,187	91,032
	Callaway Golf Co.	13,384	286,685
*	Capri Holdings, Ltd.	16,100	482,356
#*	CarMax, Inc.	23,538	2,284,128
	Carnival Corp.	59,462	2,588,381
	Carriage Services, Inc.	2,167	51,293
#*	Carrols Restaurant Group, Inc.	4,867	22,096
	Carter's, Inc.	6,764	717,457
#*	Carvana Co.	6,408	507,834
	Cato Corp. (The), Class A	2,761	44,286
*	Cavco Industries, Inc.	1,157	259,191
*	Century Communities, Inc.	1,616	47,947
#	Cheesecake Factory, Inc. (The)	6,350	243,840
#*	Chegg, Inc.	14,531	599,113
#	Chico's FAS, Inc.	18,000	70,020
#	Children's Place, Inc. (The)	2,340	139,628
*	Chipotle Mexican Grill, Inc.	3,774	3,271,152
#	Choice Hotels International, Inc.	5,483	549,397
#	Churchill Downs, Inc.	5,691	821,667
*	Chuy's Holdings, Inc.	2,100	51,555
	Citi Trends, Inc.	1,200	27,948
	Collectors Universe, Inc.	600	14,736
#	Columbia Sportswear Co.	4,654	437,104

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Conn's, Inc.	2,882	$25,246
#	Cooper Tire & Rubber Co.	9,301	246,383
*	Cooper-Standard Holdings, Inc.	2,453	65,054
	Core-Mark Holding Co., Inc.	6,545	153,415
	Cracker Barrel Old Country Store, Inc.	2,416	369,479
*	Crocs, Inc.	9,700	367,727
	Culp, Inc.	1,492	18,844
	Dana, Inc.	18,876	290,879
	Darden Restaurants, Inc.	17,885	2,082,351
#	Dave & Buster's Entertainment, Inc.	4,945	218,371
*	Deckers Outdoor Corp.	4,300	820,913
*	Delphi Technologies P.L.C.	9,836	150,884
*	Denny's Corp.	11,080	226,808
#	Designer Brands, Inc., Class A	9,116	129,812
*	Destination XL Group, Inc.	4,200	4,662
#	Dick's Sporting Goods, Inc.	10,939	483,832
#	Dillard's, Inc., Class A	1,953	118,586
#	Dine Brands Global, Inc.	2,200	187,550
	Dollar General Corp.	36,786	5,643,340
*	Dollar Tree, Inc.	32,938	2,867,912
	Domino's Pizza, Inc.	5,701	1,606,257
*	Dorman Products, Inc.	4,878	340,484
	DR Horton, Inc.	49,537	2,932,590
	Dunkin' Brands Group, Inc.	11,985	935,909
	eBay, Inc.	120,913	4,057,840
#*	Eldorado Resorts, Inc.	6,704	400,765
	Ethan Allen Interiors, Inc.	2,900	46,835
*	Etsy, Inc.	16,299	795,554
*	Everi Holdings, Inc.	5,930	74,125
	Expedia Group, Inc.	19,364	2,100,026
	Extended Stay America, Inc.	24,500	316,540
*	Fiesta Restaurant Group, Inc.	2,996	29,750
*	Five Below, Inc.	7,721	874,172
	Flexsteel Industries, Inc.	300	4,920
#*	Floor & Decor Holdings, Inc., Class A	7,638	376,630
	Foot Locker, Inc.	16,311	619,329
	Ford Motor Co.	503,060	4,436,989
#*	Fossil Group, Inc.	8,037	54,089
*	Fox Factory Holding Corp.	6,502	427,962
*	frontdoor, Inc.	9,601	408,811
#	GameStop Corp., Class A	12,940	49,690
	Gap, Inc. (The)	27,680	481,909
	Garmin, Ltd.	15,640	1,516,298
*	Garrett Motion, Inc.	10,009	84,276
	General Motors Co.	178,711	5,967,160
#*	Genesco, Inc.	2,400	94,368
	Gentex Corp.	39,490	1,175,617
*	Gentherm, Inc.	4,803	221,466
	Genuine Parts Co.	20,593	1,926,887
*	G-III Apparel Group, Ltd.	7,975	217,000
	Goodyear Tire & Rubber Co. (The)	31,675	415,893
	Graham Holdings Co., Class B	608	333,926
#*	Grand Canyon Education, Inc.	6,920	541,698
	Group 1 Automotive, Inc.	2,780	280,141
#*	Groupon, Inc.	67,510	194,429
#*	GrubHub, Inc.	12,333	667,832
	Guess?, Inc.	9,826	209,196
#	H&R Block, Inc.	31,265	725,348
	Hamilton Beach Brands Holding Co., Class A	574	9,069

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Hanesbrands, Inc.	51,734	$711,860
#	Harley-Davidson, Inc.	24,000	801,600
	Hasbro, Inc.	17,548	1,787,615
#	Haverty Furniture Cos., Inc.	1,700	34,221
*	Helen of Troy, Ltd.	3,400	642,770
#*	Hibbett Sports, Inc.	2,888	71,565
*	Hilton Grand Vacations, Inc.	14,005	446,900
	Hilton Worldwide Holdings, Inc.	37,820	4,076,996
	Home Depot, Inc. (The)	157,337	35,888,570
	Hooker Furniture Corp.	1,300	32,032
*	Houghton Mifflin Harcourt Co.	3,402	18,779
#	Hyatt Hotels Corp., Class A	6,193	523,556
*	Installed Building Products, Inc.	3,123	231,508
#	International Game Technology P.L.C.	7,805	105,289
#*	iRobot Corp.	3,667	172,532
*	J Alexander's Holdings, Inc.	1,458	13,968
#	Jack in the Box, Inc.	3,806	311,140
	Johnson Outdoors, Inc., Class A	1,187	93,298
*	K12, Inc.	3,115	50,276
	KB Home	8,900	334,195
#*	Kirkland's, Inc.	1,502	1,727
	Kohl's Corp.	23,760	1,015,740
#*	Kontoor Brands, Inc.	6,566	250,427
#	L Brands, Inc.	32,088	743,158
*	Lakeland Industries, Inc.	1,000	13,940
#*	Lands' End, Inc.	1,303	15,180
	Las Vegas Sands Corp.	49,030	3,202,149
*	Laureate Education, Inc., Class A	11,129	231,928
	La-Z-Boy, Inc.	6,000	183,840
	LCI Industries	3,891	420,111
*	Leaf Group, Ltd.	553	1,930
	Lear Corp.	8,444	1,040,132
	Leggett & Platt, Inc.	18,177	865,043
	Lennar Corp., Class A	42,212	2,801,188
	Lennar Corp., Class B	1,957	102,762
#*	LGI Homes, Inc.	2,722	217,052
	Lifetime Brands, Inc.	300	2,031
#	Lithia Motors, Inc., Class A	2,987	405,157
*	LKQ Corp.	45,879	1,499,555
	Lowe's Cos., Inc.	107,540	12,500,450
*	Luby's, Inc.	1,849	4,475
*	Lululemon Athletica, Inc.	12,630	3,023,496
*	M/I Homes, Inc.	2,750	122,073
#	Macy's, Inc.	41,752	665,944
*	Malibu Boats, Inc., Class A	3,500	153,265
	Marine Products Corp.	1,049	14,686
*	MarineMax, Inc.	4,119	82,092
	Marriott International, Inc., Class A	39,776	5,571,027
	Marriott Vacations Worldwide Corp.	6,493	780,718
*	MasterCraft Boat Holdings, Inc.	3,540	62,198
#*	Mattel, Inc.	41,721	610,378
	McDonald's Corp.	107,945	23,096,992
	MDC Holdings, Inc.	9,204	387,857
»	Media General, Inc.	3,778	357
*	Meritage Homes Corp.	3,700	262,552
	MGM Resorts International	54,564	1,694,758
#*	Michaels Cos., Inc. (The)	10,455	51,543
*	Modine Manufacturing Co.	8,649	60,802
*	Mohawk Industries, Inc.	8,319	1,095,446

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Monarch Casino & Resort, Inc.	1,845	$99,040
#	Monro, Inc.	5,378	337,201
#*	Motorcar Parts of America, Inc.	2,528	50,206
#	Movado Group, Inc.	2,362	40,674
*	Murphy USA, Inc.	4,848	495,320
	Nathan's Famous, Inc.	509	33,594
*	National Vision Holdings, Inc.	7,815	266,648
*	Nautilus, Inc.	4,149	13,194
	Newell Brands, Inc.	39,875	778,759
	NIKE, Inc., Class B	173,165	16,675,789
#	Nordstrom, Inc.	17,457	643,465
*	Norwegian Cruise Line Holdings, Ltd.	26,978	1,452,765
*	NVR, Inc.	490	1,870,315
	Office Depot, Inc.	68,875	152,902
#*	Ollie's Bargain Outlet Holdings, Inc.	7,467	396,050
*	O'Reilly Automotive, Inc.	11,295	4,586,899
	Oxford Industries, Inc.	2,882	200,011
#	Papa John's International, Inc.	3,800	246,164
#*	Party City Holdco, Inc.	9,859	28,394
*	Penn National Gaming, Inc.	10,066	300,269
#	Penske Automotive Group, Inc.	4,700	220,759
*	Perdoceo Education Corp.	6,800	120,904
	PetMed Express, Inc.	2,200	55,462
*	Planet Fitness, Inc., Class A	12,471	1,007,532
*	PlayAGS, Inc.	5,260	54,073
#	Polaris, Inc.	8,338	765,762
	Pool Corp.	5,784	1,268,431
	PulteGroup, Inc.	36,663	1,637,003
	PVH Corp.	9,783	852,784
#*	Quotient Technology Inc.	8,507	85,665
*	Qurate Retail, Inc.	61,253	522,488
	Ralph Lauren Corp.	6,732	764,082
	RCI Hospitality Holdings, Inc.	1,000	17,730
*	Red Lion Hotels Corp.	2,034	5,614
#*	Red Robin Gourmet Burgers, Inc.	3,072	100,977
	Red Rock Resorts, Inc., Class A	8,652	212,061
#*	Regis Corp.	4,556	70,709
	Rent-A-Center, Inc.	6,145	179,004
#*	RH	2,835	591,806
	Rocky Brands, Inc.	231	6,269
	Ross Stores, Inc.	50,961	5,717,315
	Royal Caribbean Cruises, Ltd.	23,200	2,716,256
*	Rubicon Project, Inc. (The)	1,283	12,009
	Ruth's Hospitality Group, Inc.	4,284	87,822
#*	Sally Beauty Holdings, Inc.	17,735	272,232
#*	Scientific Games Corp., Class A	12,254	304,389
*	SeaWorld Entertainment, Inc.	7,469	257,382
	Service Corp. International	22,783	1,092,445
*	ServiceMaster Global Holdings, Inc.	18,614	671,035
#*	Shake Shack, Inc., Class A	3,585	241,808
*	Shiloh Industries, Inc.	1,564	5,302
	Shoe Carnival, Inc.	771	27,648
#*	Shutterstock, Inc.	3,545	153,605
#	Signet Jewelers, Ltd.	8,700	211,497
	Six Flags Entertainment Corp.	8,978	342,331
*	Skechers U.S.A., Inc., Class A	19,250	719,757
*	Skyline Champion Corp.	8,160	234,600
#*	Sleep Number Corp.	5,594	288,594
	Sonic Automotive, Inc., Class A	4,001	126,552

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stamps.com, Inc.	2,013	$149,948
	Standard Motor Products, Inc.	3,866	187,810
	Starbucks Corp.	172,390	14,623,844
	Steven Madden, Ltd.	10,338	398,633
*	Stoneridge, Inc.	3,400	94,724
	Strategic Education, Inc.	3,690	598,850
	Superior Group of Cos, Inc.	324	3,736
#	Tailored Brands, Inc.	6,906	27,486
*	Tandy Leather Factory, Inc.	663	3,700
	Tapestry, Inc.	39,190	1,009,926
	Target Corp.	70,314	7,786,572
*	Taylor Morrison Home Corp.	12,000	310,560
*	Tempur Sealy International, Inc.	7,223	661,771
#	Tenneco, Inc., Class A	6,595	62,455
*	Tesla, Inc.	17,139	11,150,119
#	Texas Roadhouse, Inc.	9,593	599,562
#	Thor Industries, Inc.	6,891	554,863
	Tiffany & Co.	14,675	1,966,743
	TJX Cos., Inc. (The)	170,258	10,052,032
	Toll Brothers, Inc.	20,185	895,407
*	TopBuild Corp.	5,949	681,220
	Tractor Supply Co.	17,053	1,585,076
#*	TRI Pointe Group, Inc.	14,747	239,786
	Tupperware Brands Corp.	6,100	38,186
*	Ulta Salon Cosmetics & Fragrance, Inc.	7,773	2,082,464
#*	Under Armour, Inc., Class A	25,722	519,070
#*	Under Armour, Inc., Class C	29,264	525,581
*	Unifi, Inc.	1,766	38,004
*	Universal Electronics, Inc.	1,700	84,201
#*	Urban Outfitters, Inc.	10,550	270,080
	Vail Resorts, Inc.	5,629	1,320,057
#*	Veoneer, Inc.	10,946	142,626
*	Vera Bradley, Inc.	2,206	21,133
	VF Corp.	45,962	3,813,467
*	Vista Outdoor, Inc.	7,300	54,239
#*	Visteon Corp.	4,607	367,685
#*	Wayfair, Inc., Class A	7,810	731,797
	Wendy's Co. (The)	26,524	574,775
#	Whirlpool Corp.	9,105	1,330,878
#*	William Lyon Homes, Class A	4,412	102,314
	Williams-Sonoma, Inc.	11,160	782,093
	Wingstop, Inc.	4,405	408,652
	Winmark Corp.	300	59,691
	Winnebago Industries, Inc.	5,624	307,970
	Wolverine World Wide, Inc.	10,800	340,956
#*	WW International, Inc	5,008	165,164
	Wyndham Destinations, Inc.	13,602	660,105
	Wyndham Hotels & Resorts, Inc.	13,602	777,626
	Wynn Resorts, Ltd.	10,942	1,380,443
	Yum! Brands, Inc.	43,884	4,641,611
#*	ZAGG, Inc.	171	1,293
*	Zumiez, Inc.	2,400	74,808
TOTAL CONSUMER DISCRETIONARY			450,143,870
CONSUMER STAPLES — (6.6%)
	Alico, Inc.	496	17,851
	Altria Group, Inc.	251,109	11,935,211
	Andersons, Inc. (The)	3,670	83,015
	Archer-Daniels-Midland Co.	79,111	3,541,008

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	B&G Foods, Inc.	8,042	$129,155
#*	BJ's Wholesale Club Holdings, Inc.	15,319	314,346
#*	Boston Beer Co., Inc. (The), Class A	1,385	493,586
	Brown-Forman Corp., Class A	14,752	948,111
#	Brown-Forman Corp., Class B	39,860	2,696,130
	Bunge, Ltd.	19,314	1,012,633
#	Calavo Growers, Inc.	2,564	196,428
#	Cal-Maine Foods, Inc.	4,200	149,898
	Campbell Soup Co.	25,236	1,221,170
	Casey's General Stores, Inc.	5,202	836,794
*	Central Garden & Pet Co.	1,175	37,847
*	Central Garden & Pet Co., Class A	5,929	177,633
#*	Chefs' Warehouse, Inc. (The)	4,080	148,512
	Church & Dwight Co., Inc.	35,040	2,600,669
	Clorox Co. (The)	17,676	2,780,612
	Coca-Cola Co. (The)	560,631	32,740,850
	Coca-Cola Consolidated, Inc.	781	211,503
	Colgate-Palmolive Co.	116,444	8,591,238
	Conagra Brands, Inc.	61,443	2,022,704
	Constellation Brands, Inc., Class A	23,743	4,470,807
	Costco Wholesale Corp.	61,197	18,696,908
	Coty, Inc., Class A	45,805	469,959
*	Darling Ingredients, Inc.	26,952	731,208
*	Edgewell Personal Care Co.	7,514	194,012
	Estee Lauder Cos., Inc. (The), Class A	30,838	6,018,344
#*	Farmer Brothers Co.	1,300	15,574
#	Flowers Foods, Inc.	27,221	586,068
#	Fresh Del Monte Produce, Inc.	5,548	174,096
	General Mills, Inc.	83,038	4,336,244
#*	Hain Celestial Group, Inc. (The)	12,400	300,204
#*	Herbalife Nutrition, Ltd.	17,200	668,220
	Hershey Co. (The)	19,837	3,078,107
#	Hormel Foods Corp.	41,024	1,938,794
#*	Hostess Brands, Inc.	12,730	170,837
	Ingles Markets, Inc., Class A	1,110	46,276
	Ingredion, Inc.	9,295	817,960
	Inter Parfums, Inc.	3,030	209,403
	J&J Snack Foods Corp.	1,991	330,188
	JM Smucker Co. (The)	15,490	1,604,919
	John B. Sanfilippo & Son, Inc.	1,301	109,674
	Kellogg Co.	35,563	2,425,752
#	Keurig Dr Pepper, Inc.	28,064	800,666
	Kimberly-Clark Corp.	48,614	6,963,469
	Kraft Heinz Co. (The)	70,690	2,064,148
	Kroger Co. (The)	112,865	3,031,554
	Lamb Weston Holdings, Inc.	20,571	1,878,338
	Lancaster Colony Corp.	3,096	478,796
*	Landec Corp.	3,992	44,710
*	Lifeway Foods, Inc.	315	709
	McCormick & Co., Inc.	607	99,536
	McCormick & Co., Inc. Non-Voting	16,932	2,766,181
	Medifast, Inc.	2,100	202,923
#	MGP Ingredients, Inc.	2,956	100,681
	Molson Coors Beverage Co., Class B	22,047	1,225,372
	Mondelez International, Inc., Class A	203,605	11,682,855
*	Monster Beverage Corp.	58,484	3,895,034
#*	National Beverage Corp.	1,844	79,126
*	Natura & Co. Holding SA, ADR	22,293	487,771
*	Natural Alternatives International, Inc.	1,000	8,180

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Nu Skin Enterprises, Inc., Class A	7,059	$230,053
	Oil-Dri Corp. of America	641	22,691
	PepsiCo, Inc.	194,139	27,571,621
*	Performance Food Group Co.	15,639	809,944
	Philip Morris International, Inc.	207,957	17,198,044
*	Pilgrim's Pride Corp.	9,583	249,637
*	Post Holdings, Inc.	9,248	967,063
	PriceSmart, Inc.	2,200	134,772
	Procter & Gamble Co. (The)	347,358	43,287,754
#*	Pyxus International, Inc.	876	6,001
#*	Revlon, Inc., Class A	1,909	40,795
#	Rocky Mountain Chocolate Factory, Inc.	950	7,885
	Sanderson Farms, Inc.	2,941	404,946
*	Seneca Foods Corp., Class A	500	19,775
*	Simply Good Foods Co. (The)	8,484	194,878
	SpartanNash Co.	4,621	56,284
	Spectrum Brands Holdings, Inc.	6,297	386,699
*	Sprouts Farmers Market, Inc.	16,414	256,551
	Sysco Corp.	68,280	5,608,519
#	Tootsie Roll Industries, Inc.	2,373	80,943
#*	TreeHouse Foods, Inc.	6,632	295,787
	Tyson Foods, Inc., Class A	41,051	3,392,044
*	United Natural Foods, Inc.	6,000	43,200
	United-Guardian, Inc.	600	10,080
	Universal Corp.	3,647	193,838
*	US Foods Holding Corp.	27,981	1,123,997
*	USANA Health Sciences, Inc.	1,600	98,720
#	Vector Group, Ltd.	13,792	181,227
	Walgreens Boots Alliance, Inc.	100,118	5,091,000
	Walmart, Inc.	201,176	23,032,640
#	WD-40 Co.	1,826	341,133
#	Weis Markets, Inc.	1,930	70,812
TOTAL CONSUMER STAPLES			287,499,840
ENERGY — (3.5%)
	Adams Resources & Energy, Inc.	300	10,608
	Apache Corp.	38,209	1,048,455
*	Apergy Corp.	12,138	313,889
	Arch Coal, Inc., Class A	2,689	138,564
	Archrock, Inc.	19,196	160,287
	Baker Hughes Co.	73,428	1,590,450
	Cabot Oil & Gas Corp.	60,126	847,175
	Cactus, Inc., Class A	7,666	220,934
#*	California Resources Corp.	3,790	27,819
#*	Callon Petroleum Co.	53,004	159,012
*	Cheniere Energy, Inc.	31,700	1,877,908
	Chevron Corp.	267,765	28,688,342
	Cimarex Energy Co.	12,091	530,674
*	CNX Resources Corp.	26,415	190,980
	Concho Resources, Inc.	25,623	1,941,711
	ConocoPhillips	156,447	9,297,645
#*	CONSOL Energy, Inc.	3,000	24,390
	Continental Resources, Inc.	13,475	366,789
#	Core Laboratories NV	4,453	156,434
#	CVR Energy, Inc.	5,612	194,231
#	Delek US Holdings, Inc.	10,681	293,300
#*	Denbury Resources, Inc.	69,938	68,889
	Devon Energy Corp.	42,851	930,724
	DHT Holdings, Inc.	6,363	35,824

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Diamond Offshore Drilling, Inc.	4,379	$20,275
	Diamondback Energy, Inc.	21,565	1,604,436
#	DMC Global, Inc.	1,705	71,320
*	Dorian LPG, Ltd.	487	6,389
#*	Dril-Quip, Inc.	4,787	195,788
	EnLink Midstream LLC	7,482	37,634
	EOG Resources, Inc.	79,577	5,801,959
#	EQT Corp.	31,015	187,641
#	Equitrans Midstream Corp.	22,884	221,288
*	Era Group, Inc.	2,200	21,868
*	Exterran Corp.	5,062	27,335
	Exxon Mobil Corp.	579,866	36,021,276
*	Frank's International NV	4,232	14,812
	GasLog, Ltd.	8,332	53,991
*	Geospace Technologies Corp.	1,000	13,410
#	Green Plains, Inc.	3,514	43,820
*	Gulf Island Fabrication, Inc.	1,100	5,610
	Halliburton Co.	111,272	2,426,842
*	Helix Energy Solutions Group, Inc.	29,825	248,740
	Helmerich & Payne, Inc.	17,784	721,141
	Hess Corp.	37,822	2,139,591
	HollyFrontier Corp.	23,391	1,050,724
*	International Seaways, Inc.	2,164	48,171
	Kinder Morgan, Inc.	239,309	4,994,379
	Kosmos Energy, Ltd.	43,591	222,750
	Marathon Oil Corp.	113,277	1,287,959
	Marathon Petroleum Corp.	95,199	5,188,345
#*	Matador Resources Co.	15,199	222,969
*	Matrix Service Co.	3,244	65,269
#	Murphy Oil Corp.	24,118	505,513
#	Nabors Industries, Ltd.	48,775	100,964
	NACCO Industries, Inc., Class A	287	13,529
	National Oilwell Varco, Inc.	45,868	945,339
*	Natural Gas Services Group, Inc.	1,600	16,832
*	Newpark Resources, Inc.	18,686	93,430
*	NexTier Oilfield Solutions, Inc.	9,344	48,122
	Noble Energy, Inc.	67,192	1,328,386
#*	Northern Oil and Gas, Inc.	29,474	48,927
*	Oasis Petroleum, Inc.	19,067	42,901
	Occidental Petroleum Corp.	105,705	4,198,603
*	Oceaneering International, Inc.	16,090	199,677
*	Oil States International, Inc.	8,123	87,566
	ONEOK, Inc.	58,148	4,353,541
	Panhandle Oil and Gas, Inc., Class A	2,000	14,460
*	Par Pacific Holdings, Inc.	5,285	106,334
	Parsley Energy, Inc., Class A	41,843	696,268
#	Patterson-UTI Energy, Inc.	27,725	220,137
	PBF Energy, Inc., Class A	15,842	432,487
*	PDC Energy, Inc.	12,654	273,200
#	Peabody Energy Corp.	6,060	40,966
*	Penn Virginia Corp.	1,500	32,055
	Phillips 66	62,092	5,673,346
	Pioneer Natural Resources Co.	23,789	3,211,515
*	ProPetro Holding Corp.	11,426	111,289
#*	Renewable Energy Group, Inc.	5,800	152,424
*	REX American Resources Corp.	400	30,140
#	RPC, Inc.	9,225	41,789
	Schlumberger, Ltd.	152,807	5,120,563
	Scorpio Tankers, Inc.	5,675	132,455

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	SEACOR Holdings, Inc.	2,200	$82,698
#*	SEACOR Marine Holdings, Inc.	2,211	23,083
#	SFL Corp., Ltd.	6,400	84,736
	SM Energy Co.	15,100	138,618
#*	Southwestern Energy Co.	67,154	105,432
#*	Talos Energy, Inc.	1,493	32,756
	Targa Resources Corp.	30,953	1,129,784
	TechnipFMC P.L.C.	52,104	860,237
*	Tidewater, Inc.	2,855	43,339
	Valaris P.L.C.	8,950	45,735
	Valero Energy Corp.	61,712	5,202,939
*	W&T Offshore, Inc.	6,703	27,750
	Williams Cos., Inc. (The)	159,016	3,290,041
	World Fuel Services Corp.	12,674	495,807
*	WPX Energy, Inc.	61,784	738,319
TOTAL ENERGY			152,654,798
FINANCIALS — (13.6%)
	1st Source Corp.	2,189	103,299
	Affiliated Managers Group, Inc.	6,797	542,740
	Aflac, Inc.	122,054	6,294,325
*	Alleghany Corp.	2,171	1,731,720
	Allstate Corp. (The)	47,938	5,682,571
	Ally Financial, Inc.	57,843	1,852,711
*	Ambac Financial Group, Inc.	5,480	117,436
	American Equity Investment Life Holding Co.	11,011	290,801
	American Express Co.	100,707	13,078,818
	American Financial Group, Inc.	10,824	1,177,543
	American International Group, Inc.	123,774	6,220,881
	American National Insurance Co.	1,169	128,777
	American River Bankshares	882	12,763
	Ameriprise Financial, Inc.	19,494	3,224,503
	Ameris Bancorp	6,188	248,696
	AMERISAFE, Inc.	2,573	176,045
	AmeriServ Financial, Inc.	100	410
	Aon P.L.C.	37,542	8,268,625
*	Arch Capital Group, Ltd.	51,658	2,281,217
	Ares Management Corp., Class A	16,466	593,764
	Argo Group International Holdings, Ltd.	4,563	299,333
	Arrow Financial Corp.	1,060	37,164
	Arthur J Gallagher & Co.	24,432	2,505,990
	Artisan Partners Asset Management, Inc., Class A	8,297	277,120
	Associated Banc-Corp	24,056	479,436
	Assurant, Inc.	8,626	1,126,211
	Assured Guaranty, Ltd.	15,585	714,416
*	Asta Funding, Inc.	47	483
*	Athene Holding, Ltd., Class A	21,347	929,875
	Atlantic Union Bankshares Corp.	6,055	203,993
#*	Atlanticus Holdings Corp.	1,196	16,696
	Axis Capital Holdings, Ltd.	12,040	773,570
*	Axos Financial, Inc.	7,924	223,219
	Banc of California, Inc.	5,496	87,716
	BancFirst Corp.	1,856	107,277
*	Bancorp, Inc. (The)	11,158	131,999
	BancorpSouth Bank	11,034	315,241
	Bank of America Corp.	1,304,159	42,815,540
#	Bank of Hawaii Corp.	5,700	510,720
	Bank of New York Mellon Corp. (The)	124,181	5,560,825
	Bank of NT Butterfield & Son, Ltd. (The)	6,637	220,481

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank OZK	16,396	$445,643
	BankUnited, Inc.	13,594	448,602
	Banner Corp.	5,157	265,843
*	Berkshire Hathaway, Inc., Class B	272,020	61,049,449
	Berkshire Hills Bancorp, Inc.	7,985	224,778
	BGC Partners, Inc., Class A	34,233	197,524
	BlackRock, Inc.	16,542	8,723,424
	Blackstone Group, Inc. (The), Class A	25,268	1,543,117
*	Blucora, Inc.	5,747	129,595
	BOK Financial Corp.	3,544	279,622
	Boston Private Financial Holdings, Inc.	16,355	186,447
	Bridge Bancorp, Inc.	439	13,324
*	Brighthouse Financial, Inc.	15,457	601,277
*	BrightSphere Investment Group P.L.C.	11,035	101,632
	Brookline Bancorp, Inc.	9,168	139,354
	Brown & Brown, Inc.	34,636	1,555,156
	Bryn Mawr Bank Corp.	2,727	102,317
	Cadence BanCorp	18,148	283,653
	Camden National Corp.	900	42,534
*	Cannae Holdings, Inc.	8,442	343,252
#	Capital City Bank Group, Inc.	1,069	30,488
	Capital One Financial Corp.	65,767	6,563,547
	Capitol Federal Financial, Inc.	16,210	213,648
	Carolina Financial Corp.	853	32,713
	Cathay General Bancorp	10,064	362,908
	Cboe Global Markets, Inc.	13,890	1,711,526
	CenterState Bank Corp.	13,823	311,847
	Central Pacific Financial Corp.	4,331	120,099
	Charles Schwab Corp. (The)	164,243	7,481,269
	Chubb, Ltd.	64,395	9,787,396
	Cincinnati Financial Corp.	20,767	2,179,497
	CIT Group, Inc.	14,192	648,716
	Citigroup, Inc.	331,672	24,679,714
	Citizens Community Bancorp, Inc.	600	7,188
	Citizens Financial Group, Inc.	63,145	2,354,046
#*	Citizens, Inc.	4,015	24,331
	City Holding Co.	1,857	140,538
	CME Group, Inc.	49,592	10,766,919
	CNA Financial Corp.	4,268	190,481
	CNB Financial Corp.	280	8,277
	CNO Financial Group, Inc.	21,200	372,908
	Cohen & Steers, Inc.	3,355	248,203
	Columbia Banking System, Inc.	9,823	380,150
*	Columbia Financial, Inc.	4,380	73,453
	Comerica, Inc.	22,555	1,379,464
#	Commerce Bancshares, Inc.	15,536	1,051,166
	Community Bank System, Inc.	7,087	469,655
	Community Trust Bancorp, Inc.	1,749	76,519
	ConnectOne Bancorp, Inc.	3,250	76,733
*	Consumer Portfolio Services, Inc.	1,025	3,618
#*	Cowen, Inc., Class A	6,121	98,364
#	Crawford & Co., Class A	3,717	32,487
	Crawford & Co., Class B	1,800	14,382
#*	Credit Acceptance Corp.	1,774	761,011
#	Cullen/Frost Bankers, Inc.	8,690	774,800
*	Customers Bancorp, Inc.	2,950	63,071
	CVB Financial Corp.	13,135	272,814
	Diamond Hill Investment Group, Inc.	388	54,619
	Dime Community Bancshares, Inc.	5,980	116,072

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Discover Financial Services	46,851	$3,519,916
	Donegal Group, Inc., Class A	1,374	19,167
*	Donnelley Financial Solutions, Inc.	4,653	42,156
	E*TRADE Financial Corp.	34,791	1,482,792
	Eagle Bancorp, Inc.	5,963	260,583
	East West Bancorp, Inc.	18,946	868,485
	Eaton Vance Corp.	17,021	778,711
#*	eHealth, Inc.	2,800	294,448
	Employers Holdings, Inc.	3,900	166,335
#*	Encore Capital Group, Inc.	2,794	94,856
*	Enova International, Inc.	4,161	104,275
*	Enstar Group, Ltd.	1,377	268,914
	Enterprise Financial Services Corp.	3,580	155,766
#	Erie Indemnity Co., Class A	3,717	618,880
	ESSA Bancorp, Inc.	707	11,984
	Essent Group, Ltd.	11,696	580,239
	Evercore, Inc., Class A	5,480	419,878
	Everest Re Group, Ltd.	5,600	1,548,792
#	FactSet Research Systems, Inc.	5,709	1,633,402
	FB Financial Corp.	2,295	81,817
	FBL Financial Group, Inc., Class A	2,100	112,938
	Federal Agricultural Mortgage Corp., Class C	1,372	104,684
	Federated Investors, Inc., Class B	12,401	449,288
	FedNat Holding Co.	1,029	15,980
	Fidelity National Financial, Inc.	34,550	1,684,312
	Fifth Third Bancorp	106,991	3,043,894
	Financial Institutions, Inc.	1,243	38,297
	First American Financial Corp.	16,328	1,012,009
	First Bancorp	4,600	163,208
	First BanCorp	37,277	345,558
	First Busey Corp.	4,518	115,209
	First Citizens BancShares, Inc., Class A	1,022	538,410
	First Commonwealth Financial Corp.	18,545	250,728
	First Community Bancshares, Inc.	1,700	49,827
	First Defiance Financial Corp.	3,076	90,404
	First Financial Bancorp	10,146	243,910
#	First Financial Bankshares, Inc.	18,270	612,410
	First Financial Corp.	1,135	47,364
	First Hawaiian, Inc.	8,300	241,198
	First Horizon National Corp.	47,233	755,728
	First Interstate BancSystem, Inc., Class A	3,727	143,489
	First Merchants Corp.	6,618	263,065
	First Midwest Bancorp, Inc.	13,632	271,822
	First Republic Bank	21,838	2,421,397
	FirstCash, Inc.	7,602	661,146
	Flagstar Bancorp, Inc.	3,528	124,327
	Flushing Financial Corp.	3,663	72,784
	FNB Corp.	48,442	565,318
#	Franklin Resources, Inc.	43,820	1,108,646
	Fulton Financial Corp.	24,716	407,073
	GAMCO Investors, Inc., Class A	467	7,729
*	Genworth Financial, Inc., Class A	57,056	233,930
	German American Bancorp, Inc.	2,097	71,696
	Glacier Bancorp, Inc.	10,240	433,869
	Global Indemnity, Ltd.	1,204	37,962
	Globe Life, Inc	14,850	1,548,261
	Goldman Sachs Group, Inc. (The)	46,722	11,108,155
#	Goosehead Insurance, Inc., Class A	1,900	99,142
	Great Southern Bancorp, Inc.	1,100	62,601

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Great Western Bancorp, Inc.	7,415	$219,113
*	Green Dot Corp., Class A	6,227	187,308
#*	Greenlight Capital Re, Ltd., Class A	2,682	24,969
*	Hallmark Financial Services, Inc.	1,034	17,785
	Hamilton Lane, Inc., Class A	2,369	153,867
	Hancock Whitney Corp.	13,063	519,124
	Hanmi Financial Corp.	4,412	74,210
	Hanover Insurance Group, Inc. (The)	6,256	866,956
	Hartford Financial Services Group, Inc. (The)	49,236	2,918,710
#	HCI Group, Inc.	1,104	48,874
	Heartland Financial USA, Inc.	4,337	212,123
	Heritage Commerce Corp.	6,041	70,076
	Heritage Financial Corp.	5,382	138,748
	Hilltop Holdings, Inc.	10,020	226,853
	Home BancShares, Inc.	20,650	394,828
*	HomeStreet, Inc.	2,186	70,192
	HomeTrust Bancshares, Inc.	1,062	28,164
	Hope Bancorp, Inc.	15,457	214,930
	Horace Mann Educators Corp.	6,852	294,705
	Horizon Bancorp, Inc.	2,741	46,378
	Houlihan Lokey, Inc.	5,896	305,708
	Huntington Bancshares, Inc.	145,799	1,978,492
	IBERIABANK Corp.	7,980	580,226
	Independence Holding Co.	2,640	106,894
	Independent Bank Corp.	4,827	348,509
	Independent Bank Group, Inc.	3,987	213,384
#	Interactive Brokers Group, Inc., Class A	9,172	431,084
	Intercontinental Exchange, Inc.	79,449	7,924,243
	International Bancshares Corp.	7,870	310,078
*	INTL. FCStone, Inc.	2,928	139,548
	Invesco, Ltd.	48,960	847,008
	Investors Bancorp, Inc.	40,700	491,859
	James River Group Holdings, Ltd.	4,178	179,403
	Janus Henderson Group P.L.C.	23,677	598,318
	Jefferies Financial Group, Inc.	36,174	782,805
	JPMorgan Chase & Co.	467,565	61,886,903
	Kearny Financial Corp.	14,367	177,432
	Kemper Corp.	7,586	564,550
	KeyCorp	141,769	2,652,498
	Kinsale Capital Group, Inc.	3,185	363,791
	Lakeland Bancorp, Inc.	3,852	62,556
	Lakeland Financial Corp.	3,274	155,319
	Lazard, Ltd., Class A	12,235	513,381
	Legg Mason, Inc.	13,474	527,507
#*	LendingClub Corp.	7,919	92,811
#*	LendingTree, Inc.	1,121	348,855
	Lincoln National Corp.	28,868	1,572,729
#	Live Oak Bancshares, Inc.	1,853	32,390
	Loews Corp.	36,005	1,852,457
	LPL Financial Holdings, Inc.	12,308	1,133,936
	M&T Bank Corp.	18,016	3,036,056
	Macatawa Bank Corp.	886	9,347
*	Markel Corp.	1,959	2,297,848
	MarketAxess Holdings, Inc.	5,027	1,780,463
	Marlin Business Services Corp.	1,200	23,640
	Marsh & McLennan Cos., Inc.	75,068	8,397,106
*	MBIA, Inc.	14,600	132,276
	Mercantile Bank Corp.	285	9,339
	Mercury General Corp.	3,136	153,946

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Meridian Bancorp, Inc.	4,269	$76,799
	Meta Financial Group, Inc.	3,312	123,273
	MetLife, Inc.	114,695	5,701,488
	MGIC Investment Corp.	15,500	213,745
	Moelis & Co., Class A	6,804	244,944
	Moody's Corp.	24,111	6,191,464
	Morgan Stanley	178,850	9,346,701
	Morningstar, Inc.	3,131	491,223
#*	Mr Cooper Group, Inc.	5,755	71,247
	MSCI, Inc.	11,941	3,412,738
	Nasdaq, Inc.	15,231	1,773,802
	National Bank Holdings Corp., Class A	4,119	134,279
	National General Holdings Corp.	7,887	171,700
	National Western Life Group, Inc., Class A	328	87,248
	Navient Corp.	42,747	614,702
	NBT Bancorp, Inc.	5,284	199,682
	Nelnet, Inc., Class A	3,140	179,796
#	New York Community Bancorp, Inc.	64,046	708,349
»	NewStar Financial, Inc.	3,834	2,693
*	NMI Holdings, Inc., Class A	9,277	296,122
	Northern Trust Corp.	28,417	2,779,467
	Northfield Bancorp, Inc.	5,064	80,467
	Northrim BanCorp, Inc.	600	22,578
	Northwest Bancshares, Inc.	13,916	218,829
	OceanFirst Financial Corp.	5,616	130,628
	OFG Bancorp	7,161	141,143
#	Old National Bancorp	20,761	371,830
	Old Republic International Corp.	35,057	790,535
	OneMain Holdings, Inc.	9,240	391,499
	Oppenheimer Holdings, Inc., Class A	765	21,076
	Opus Bank	2,493	66,401
*	Pacific Mercantile Bancorp	1,425	9,875
	Pacific Premier Bancorp, Inc.	4,952	147,570
	PacWest Bancorp	15,683	549,689
	Park National Corp.	1,287	122,226
#	Patriot National Bancorp, Inc.	20	266
	Peapack Gladstone Financial Corp.	1,562	45,657
	Pennymac Financial Services, Inc.	6,634	223,698
	Peoples Bancorp, Inc.	1,197	38,950
	People's United Financial, Inc.	53,140	819,419
	Pinnacle Financial Partners, Inc.	10,246	605,129
	Piper Sandler Cos.	1,704	140,461
	PJT Partners, Inc., Class A	2,689	123,748
	PNC Financial Services Group, Inc. (The)	64,610	9,597,815
	Popular, Inc.	12,467	697,653
*	PRA Group, Inc.	5,700	201,552
	Preferred Bank	1,290	77,542
	Primerica, Inc.	6,182	732,938
	Principal Financial Group, Inc.	36,340	1,924,203
	ProAssurance Corp.	6,800	206,516
	Progressive Corp. (The)	80,974	6,533,792
	Prosperity Bancshares, Inc.	13,644	957,809
	Protective Insurance Corp., Class B	562	8,762
	Provident Financial Services, Inc.	8,862	202,142
	Prudential Financial, Inc.	57,143	5,203,442
	Pzena Investment Management, Inc., Class A	566	4,636
	Radian Group, Inc.	18,341	449,171
	Raymond James Financial, Inc.	17,400	1,590,882
*	Regional Management Corp.	133	3,664

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	145,331	$2,262,804
	Reinsurance Group of America, Inc.	8,590	1,237,389
	RenaissanceRe Holdings, Ltd.	5,405	1,023,923
	Renasant Corp.	7,295	232,929
	Republic Bancorp, Inc., Class A	805	33,730
#*	Republic First Bancorp, Inc.	500	1,595
	Riverview Bancorp, Inc.	1,205	8,869
	RLI Corp.	6,014	559,362
	S&P Global, Inc.	34,388	10,100,787
	S&T Bancorp, Inc.	5,942	223,360
	Safeguard Scientifics, Inc.	1,767	18,801
	Safety Insurance Group, Inc.	1,800	165,744
	Sandy Spring Bancorp, Inc.	5,289	184,057
#	Santander Consumer USA Holdings, Inc.	16,534	440,135
*	Seacoast Banking Corp. of Florida	2,685	72,898
	SEI Investments Co.	20,218	1,319,427
	Selective Insurance Group, Inc.	8,098	536,492
	ServisFirst Bancshares, Inc.	5,118	188,086
	Sierra Bancorp	240	6,427
	Signature Bank	6,794	964,001
	Simmons First National Corp., Class A	11,400	273,372
	SLM Corp.	53,247	581,457
	South State Corp.	4,405	333,062
#	Southside Bancshares, Inc.	3,294	115,554
	State Auto Financial Corp.	1,800	54,198
	State Street Corp.	50,526	3,821,281
	Sterling Bancorp	30,548	610,960
	Stewart Information Services Corp.	2,494	104,125
	Stifel Financial Corp.	8,789	568,560
	Stock Yards Bancorp, Inc.	2,599	100,685
*	SVB Financial Group	6,992	1,680,387
	Synchrony Financial	93,362	3,025,862
	Synovus Financial Corp.	23,034	806,651
	T Rowe Price Group, Inc.	33,020	4,409,161
	TCF Financial Corp.	18,862	797,485
	TD Ameritrade Holding Corp.	38,548	1,830,259
	Territorial Bancorp, Inc.	840	24,385
*	Texas Capital Bancshares, Inc.	5,603	307,941
#	TFS Financial Corp.	9,945	203,176
*	Third Point Reinsurance, Ltd.	3,922	42,711
	Tompkins Financial Corp.	1,215	104,599
	Towne Bank	7,933	210,621
	Travelers Cos., Inc. (The)	36,280	4,775,174
	TriCo Bancshares	1,628	59,259
*	Triumph Bancorp, Inc.	4,799	187,065
	Truist Financial Corp.	187,401	9,664,270
	TrustCo Bank Corp. NY	7,300	57,889
#	Trustmark Corp.	10,591	338,700
	U.S. Bancorp.	215,965	11,493,657
	UMB Financial Corp.	4,774	317,280
	Umpqua Holdings Corp.	24,579	415,385
	United Bankshares, Inc.	13,136	450,565
	United Community Banks, Inc.	10,398	290,312
	United Community Financial Corp.	596	6,514
	United Fire Group, Inc.	2,765	122,379
	United Security Bancshares	1,875	18,263
	Universal Insurance Holdings, Inc.	4,236	103,104
	Univest Financial Corp.	2,249	55,865
	Unum Group	29,554	788,796

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Valley National Bancorp	46,678	$491,519
	Value Line, Inc.	300	9,885
	Veritex Holdings, Inc.	6,097	172,667
#	Virtu Financial, Inc., Class A	6,550	109,319
	Virtus Investment Partners, Inc.	750	92,273
	Voya Financial, Inc.	20,581	1,229,303
#	Waddell & Reed Financial, Inc., Class A	9,308	148,742
	Walker & Dunlop, Inc.	4,440	294,683
	Washington Federal, Inc.	11,396	387,464
	Washington Trust Bancorp, Inc.	1,700	80,461
	Waterstone Financial, Inc.	1,767	30,905
	Webster Financial Corp.	13,134	589,191
	Wells Fargo & Co.	589,936	27,691,596
	WesBanco, Inc.	5,168	171,164
	West Bancorporation, Inc.	2,033	46,535
	Westamerica Bancorporation	3,200	202,752
	Western Alliance Bancorp	14,411	795,920
	Western New England Bancorp, Inc.	4,099	36,809
	Westwood Holdings Group, Inc.	700	19,656
	White Mountains Insurance Group, Ltd.	483	539,617
	Willis Towers Watson P.L.C.	16,990	3,589,817
	Wintrust Financial Corp.	7,273	460,235
	WisdomTree Investments, Inc.	6,819	28,708
#*	World Acceptance Corp.	933	80,677
	WR Berkley Corp.	20,598	1,514,571
	WSFS Financial Corp.	7,001	279,270
#	Zions Bancorp NA	25,393	1,155,128
TOTAL FINANCIALS			587,484,209
HEALTH CARE — (13.5%)
	Abbott Laboratories	278,430	24,262,390
	AbbVie, Inc.	223,884	18,139,082
*	ABIOMED, Inc.	8,387	1,562,414
#*	Acadia Healthcare Co., Inc.	11,576	371,937
#*	ACADIA Pharmaceuticals, Inc.	25,966	1,037,082
#*	Acceleron Pharma Inc.	956	86,786
#*	Accuray, Inc.	125	486
#»	Achillion Pharmaceuticals, Inc.	1,800	828
*	Addus HomeCare Corp.	2,000	188,680
#*	Adverum Biotechnologies, Inc.	9,518	93,943
	Agilent Technologies, Inc.	49,766	4,108,681
#*	Agios Pharmaceuticals, Inc.	7,675	374,003
#*	Aimmune Therapeutics Inc.	5,713	177,389
*	Alexion Pharmaceuticals, Inc.	29,585	2,940,453
*	Align Technology, Inc.	10,119	2,601,595
*	Alkermes P.L.C.	18,500	322,085
	Allergan P.L.C.	35,721	6,666,967
*	Allscripts Healthcare Solutions, Inc.	22,760	195,281
#*	Alnylam Pharmaceuticals, Inc.	12,658	1,453,012
#*	AMAG Pharmaceuticals, Inc.	4,612	40,862
*	Amedisys, Inc.	4,237	747,788
	AmerisourceBergen Corp.	22,133	1,893,700
	Amgen, Inc.	84,121	18,174,342
*	Amicus Therapeutics, Inc.	19,725	174,369
*	AMN Healthcare Services, Inc.	6,328	426,381
*	Amphastar Pharmaceuticals, Inc.	2,755	52,097
*	AnaptysBio, Inc.	2,444	35,487
*	AngioDynamics, Inc.	8,111	111,688
*	ANI Pharmaceuticals, Inc.	786	48,732

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Anika Therapeutics, Inc.	1,888	$77,616
	Anthem, Inc.	36,221	9,608,707
*	Arena Pharmaceuticals, Inc.	8,044	367,530
#*	Atara Biotherapeutics, Inc.	5,420	71,707
*	AtriCure Inc.	4,507	175,322
	Atrion Corp.	200	143,838
*	Avanos Medical, Inc.	7,033	193,689
	Baxter International, Inc.	68,835	6,141,459
	Becton Dickinson and Co.	37,516	10,323,653
*	BioDelivery Sciences International, Inc.	4,425	23,231
*	Biogen, Inc.	25,945	6,975,313
*	BioMarin Pharmaceutical, Inc.	24,695	2,062,033
*	Bio-Rad Laboratories, Inc., Class A	3,113	1,123,544
*	BioSpecifics Technologies Corp.	324	19,142
	Bio-Techne Corp.	5,789	1,215,516
*	BioTelemetry, Inc.	5,963	291,710
#*	Bluebird Bio, Inc.	6,932	552,411
*	Boston Scientific Corp.	194,600	8,147,902
	Bristol-Myers Squibb Co.	295,311	18,589,827
*	Brookdale Senior Living, Inc.	33,789	222,670
	Bruker Corp.	14,667	725,577
#	Cantel Medical Corp.	5,530	359,782
*	Capital Senior Living Corp.	3,849	10,739
	Cardinal Health, Inc.	40,513	2,074,671
*	Cardiovascular Systems, Inc.	6,970	316,368
*	Catalent, Inc.	19,110	1,167,621
*	Centene Corp.	78,710	4,943,775
	Cerner Corp.	41,195	2,959,037
*	Charles River Laboratories International, Inc.	7,143	1,104,165
	Chemed Corp.	2,300	1,074,192
*	Cigna Corp.	52,440	10,088,407
*	Collegium Pharmaceutical, Inc.	4,000	80,460
	Computer Programs & Systems, Inc.	1,145	29,770
*	Concert Pharmaceuticals, Inc.	2,800	29,904
	CONMED Corp.	3,600	366,048
	Cooper Cos., Inc. (The)	6,672	2,314,450
#*	Corcept Therapeutics, Inc.	14,598	184,957
*	CorVel Corp.	1,800	164,826
#*	Covetrus, Inc.	8,196	100,811
#*	Cross Country Healthcare, Inc.	5,300	52,470
*	CryoLife, Inc.	6,761	201,072
#*	Cumberland Pharmaceuticals, Inc.	2,792	13,569
*	Cutera, Inc.	1,850	52,133
	CVS Health Corp.	181,054	12,279,082
	Danaher Corp.	81,280	13,075,514
*	DaVita, Inc.	16,540	1,321,050
*	Deciphera Pharmaceuticals, Inc.	2,834	177,493
#*	Denali Therapeutics, Inc.	7,326	169,670
	DENTSPLY SIRONA, Inc.	28,853	1,615,768
*	DexCom, Inc.	12,679	3,052,469
*	Diplomat Pharmacy, Inc.	4,300	17,114
#*	Eagle Pharmaceuticals, Inc.	2,534	136,380
*	Edwards Lifesciences Corp.	29,331	6,448,714
*	Elanco Animal Health, Inc.	59,718	1,845,286
	Eli Lilly & Co.	114,397	15,974,397
*	Emergent BioSolutions, Inc.	6,931	381,829
*	Enanta Pharmaceuticals, Inc.	1,869	96,328
	Encompass Health Corp.	14,301	1,101,606
	Ensign Group, Inc. (The)	6,268	283,314

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Envista Holdings Corp.	35,406	$1,047,664
*	Enzo Biochem, Inc.	3,718	9,332
#*	Epizyme, Inc.	10,206	213,612
#*	Evolent Health, Inc., Class A	7,826	78,886
#*	Exact Sciences Corp.	18,666	1,741,164
*	Exelixis, Inc.	39,633	681,688
#*	FibroGen, Inc.	9,239	386,652
*	Fluidigm Corp.	5,000	19,200
#*	G1 Therapeutics, Inc.	1,524	29,505
	Gilead Sciences, Inc.	168,006	10,617,979
#*	Global Blood Therapeutics, Inc.	7,535	491,734
*	Globus Medical, Inc., Class A	10,657	557,148
#*	Guardant Health, Inc.	1,424	108,281
*	Haemonetics Corp.	7,180	771,060
*	Hanger, Inc.	3,139	76,686
#*	Harvard Bioscience, Inc.	4,139	12,293
	HCA Healthcare, Inc.	38,901	5,399,459
*	HealthEquity, Inc.	8,405	555,234
*	HealthStream, Inc.	2,809	71,770
*	Henry Schein, Inc.	20,492	1,412,718
#*	Heska Corp.	628	62,919
	Hill-Rom Holdings, Inc.	9,786	1,042,111
*	HMS Holdings Corp.	13,850	378,382
*	Hologic, Inc.	39,092	2,092,204
*	Horizon Therapeutics P.L.C.	22,573	778,543
	Humana, Inc.	19,073	6,413,106
*	ICU Medical, Inc.	2,432	443,767
*	IDEXX Laboratories, Inc.	12,523	3,393,858
*	Illumina, Inc.	20,721	6,010,540
*	Incyte Corp.	24,925	1,821,270
#*	Innoviva, Inc.	12,321	170,091
*	Inogen, Inc.	2,436	107,842
#*	Inovalon Holdings, Inc., Class A	2,719	55,087
#*	Insmed, Inc.	6,543	134,393
#*	Insulet Corp.	9,356	1,815,438
*	Integer Holdings Corp.	5,040	430,416
#*	Integra LifeSciences Holdings Corp.	10,300	566,912
*	Intra-Cellular Therapies, Inc.	7,505	170,288
#*	IntriCon Corp.	800	13,624
*	Intuitive Surgical, Inc.	15,836	8,864,676
#*	Ionis Pharmaceuticals, Inc.	17,930	1,045,678
*	IQVIA Holdings, Inc.	21,731	3,373,738
*	Jazz Pharmaceuticals P.L.C.	8,046	1,153,394
	Johnson & Johnson	371,427	55,294,338
*	Laboratory Corp. of America Holdings	14,331	2,513,657
*	Lantheus Holdings, Inc.	7,644	133,846
#	LeMaitre Vascular, Inc.	2,283	82,154
#*	LHC Group, Inc.	4,672	680,944
#*	Ligand Pharmaceuticals, Inc.	2,438	214,081
*	LivaNova P.L.C.	6,254	425,084
	Luminex Corp.	5,316	120,593
*	MacroGenics, Inc.	2,287	21,155
#*	Madrigal Pharmaceuticals, Inc.	502	41,676
*	Magellan Health, Inc.	2,600	190,346
*	Masimo Corp.	7,494	1,278,476
	McKesson Corp.	25,568	3,646,253
*	MEDNAX, Inc.	12,981	299,472
*	Medpace Holdings, Inc.	3,665	313,541
	Medtronic P.L.C.	186,734	21,556,573

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Merck & Co., Inc.	362,748	$30,993,189
	Meridian Bioscience, Inc.	8,963	88,196
#*	Merit Medical Systems, Inc.	7,199	262,188
#	Mesa Laboratories, Inc.	780	204,703
*	Mettler-Toledo International, Inc.	3,400	2,574,412
#*	Molina Healthcare, Inc.	8,093	995,196
*	Momenta Pharmaceuticals, Inc.	8,447	245,132
*	Mylan NV	48,138	1,031,116
#*	MyoKardia Inc.	261	17,756
*	Myriad Genetics, Inc.	9,000	248,850
	National HealthCare Corp.	1,000	83,920
	National Research Corp.	700	47,369
*	Natus Medical, Inc.	4,206	131,606
#*	Neogen Corp.	6,541	440,013
#*	NeoGenomics, Inc.	12,162	391,981
*	Neurocrine Biosciences, Inc.	12,830	1,284,026
*	NextGen Healthcare, Inc.	9,893	137,117
#*	Novocure, Ltd.	12,588	1,025,418
*	NuVasive, Inc.	7,117	548,863
*	Omnicell, Inc.	5,051	410,545
*	Option Care Health, Inc.	6,872	28,725
*	OraSure Technologies, Inc.	10,193	71,861
*	Orthofix Medical, Inc.	3,522	152,362
#	Owens & Minor, Inc.	6,767	42,361
*	Pacira BioSciences, Inc.	6,544	282,832
	Patterson Cos., Inc.	10,936	240,701
*	PDL BioPharma, Inc.	14,616	48,087
*	Pennant Group, Inc.	3,134	82,738
#*	Penumbra, Inc.	4,797	841,682
	PerkinElmer, Inc.	16,170	1,495,402
	Perrigo Co. P.L.C.	15,385	877,560
#*	PetIQ, Inc.	3,789	112,723
	Pfizer, Inc.	795,948	29,641,104
	Phibro Animal Health Corp., Class A	3,417	81,051
*	PRA Health Sciences, Inc.	7,948	805,212
*	Premier, Inc., Class A	8,307	288,834
#*	Prestige Consumer Healthcare, Inc.	7,328	297,224
	ProPhase Labs, Inc.	6	12
*	Providence Service Corp. (The)	1,602	103,890
	Quest Diagnostics, Inc.	17,526	1,939,602
*	Quidel Corp.	5,538	425,318
*	R1 RCM, Inc.	9,353	116,913
*	RadNet, Inc.	1,992	44,959
*	Regeneron Pharmaceuticals, Inc.	11,080	3,744,375
#*	REGENXBIO, Inc.	5,056	220,088
*	Repligen Corp.	5,616	563,790
	ResMed, Inc.	19,905	3,164,298
*	Retrophin, Inc.	4,172	64,499
*	Revance Therapeutics, Inc.	2,727	61,003
*	RTI Surgical Holdings, Inc.	5,843	24,307
#*	Sage Therapeutics, Inc.	6,393	423,728
#*	Sangamo Therapeutics, Inc.	14,055	103,023
#*	Sarepta Therapeutics, Inc.	9,065	1,051,177
*	SeaSpine Holdings Corp.	866	12,782
#*	Seattle Genetics, Inc.	15,177	1,645,035
*	Select Medical Holdings Corp.	11,059	252,588
*	Spectrum Pharmaceuticals, Inc.	10,623	26,876
#*	STAAR Surgical Co.	6,533	219,770
	STERIS P.L.C.	11,989	1,806,622

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Stryker Corp.	46,708	$9,841,376
*	Supernus Pharmaceuticals, Inc.	7,081	161,942
#*	Surmodics, Inc.	1,400	55,146
#*	Syneos Health, Inc.	9,745	597,953
#*	Tactile Systems Technology, Inc.	1,413	79,396
*	Taro Pharmaceutical Industries, Ltd.	1,823	147,061
#*	Teladoc Health, Inc.	5,152	524,010
	Teleflex, Inc.	6,387	2,372,834
*	Tenet Healthcare Corp.	13,193	417,427
	Thermo Fisher Scientific, Inc.	55,766	17,465,354
#*	Tivity Health, Inc.	5,846	126,537
#*	Triple-S Management Corp., Class B	2,641	46,534
#*	Ultragenyx Pharmaceutical Inc.	5,445	286,135
*	United Therapeutics Corp.	5,524	539,529
	UnitedHealth Group, Inc.	133,634	36,408,583
	Universal Health Services, Inc., Class B	11,283	1,547,012
	US Physical Therapy, Inc.	1,602	187,658
	Utah Medical Products, Inc.	276	25,411
*	Vanda Pharmaceuticals, Inc.	7,224	92,106
*	Varex Imaging Corp.	4,622	127,798
*	Varian Medical Systems, Inc.	12,464	1,752,064
*	Veeva Systems, Inc., Class A	16,208	2,376,255
*	Vertex Pharmaceuticals, Inc.	35,234	7,999,880
#*	Vocera Communications, Inc.	2,138	47,100
#*	Waters Corp.	9,876	2,210,150
	West Pharmaceutical Services, Inc.	9,389	1,464,215
*	Wright Medical Group NV	14,322	431,665
#*	Xencor, Inc.	5,879	199,533
	Zimmer Biomet Holdings, Inc.	27,872	4,122,269
	Zoetis, Inc.	66,445	8,917,583
#*	Zogenix, Inc.	3,764	189,593
TOTAL HEALTH CARE			583,765,528
INDUSTRIALS — (9.9%)
	3M Co.	80,038	12,698,829
#	AAON, Inc.	7,351	385,486
	AAR Corp.	6,140	261,441
	ABM Industries, Inc.	8,770	334,488
	ACCO Brands Corp.	14,620	126,317
	Acme United Corp.	400	9,564
	Acuity Brands, Inc.	9,150	1,078,510
*	Advanced Disposal Services, Inc.	6,342	208,969
	Advanced Drainage Systems, Inc.	7,190	298,888
*	AECOM	25,181	1,214,480
*	Aegion Corp.	6,240	130,416
*	Aerojet Rocketdyne Holdings, Inc.	11,251	585,840
*	Aerovironment, Inc.	2,727	181,645
	AGCO Corp.	13,916	976,068
	Air Lease Corp.	18,766	805,812
*	Air Transport Services Group, Inc.	8,719	182,837
	Alamo Group, Inc.	1,990	247,874
	Alaska Air Group, Inc.	20,169	1,302,716
	Albany International Corp., Class A	4,033	281,382
#	Allegiant Travel Co.	1,647	276,762
	Allegion P.L.C.	12,795	1,654,649
	Allison Transmission Holdings, Inc.	17,396	768,903
	Altra Industrial Motion Corp.	9,167	304,894
	AMERCO	1,054	391,319
*	Ameresco, Inc., Class A	1,700	32,623

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	American Airlines Group, Inc.	56,578	$1,518,554
*	American Woodmark Corp.	2,688	294,739
	AMETEK, Inc.	33,042	3,210,030
	AO Smith Corp.	19,664	839,456
	Apogee Enterprises, Inc.	3,751	119,357
	Applied Industrial Technologies, Inc.	4,882	315,231
	ARC Document Solutions, Inc.	3,000	3,840
	ArcBest Corp.	3,000	66,930
	Arconic, Inc.	59,000	1,767,050
	Arcosa, Inc.	6,333	277,069
	Argan, Inc.	2,247	94,621
*	Armstrong Flooring, Inc.	2,667	9,441
	Armstrong World Industries, Inc.	7,082	710,537
*	ASGN, Inc.	5,785	391,587
	Astec Industries, Inc.	2,360	97,326
*	Astronics Corp.	4,386	110,527
#*	Astronics Corp., Class B	2,338	58,976
*	Atkore International Group, Inc.	8,758	347,693
*	Atlas Air Worldwide Holdings, Inc.	3,609	80,661
*	Avis Budget Group, Inc.	11,377	373,166
#*	Axon Enterprise, Inc.	6,500	499,265
	AZZ, Inc.	3,800	156,788
	Barnes Group, Inc.	7,772	490,957
	Barrett Business Services, Inc.	825	68,335
*	Beacon Roofing Supply, Inc.	9,026	298,851
*	BMC Stock Holdings, Inc.	7,729	225,571
	Boeing Co. (The)	75,794	24,122,956
	Brady Corp., Class A	6,680	369,872
#	Briggs & Stratton Corp.	4,639	17,025
	Brink's Co. (The)	6,859	577,459
*	Builders FirstSource, Inc.	15,878	393,695
#	BWX Technologies, Inc.	12,816	814,969
*	CAI International, Inc.	1,400	38,080
	Carlisle Cos., Inc.	8,398	1,312,020
*	Casella Waste Systems, Inc., Class A	7,922	405,527
	Caterpillar, Inc.	78,461	10,305,852
*	CBIZ, Inc.	5,600	151,200
*	CECO Environmental Corp.	1,246	9,470
#	CH Robinson Worldwide, Inc.	19,079	1,377,885
*	Chart Industries, Inc.	3,701	236,790
#*	Cimpress P.L.C.	3,505	419,303
#	Cintas Corp.	13,045	3,639,164
*	CIRCOR International, Inc.	1,580	65,617
*	Clean Harbors, Inc.	7,136	586,722
#*	Colfax Corp.	13,028	458,064
	Columbus McKinnon Corp.	2,000	69,980
	Comfort Systems USA, Inc.	4,929	228,706
*	Commercial Vehicle Group, Inc.	2,700	13,473
*	Continental Building Products, Inc.	5,343	197,638
	Copa Holdings SA, Class A	4,320	423,187
*	Copart, Inc.	29,306	2,973,387
*	CoStar Group, Inc.	5,033	3,286,499
	Covanta Holding Corp.	21,077	315,733
*	Covenant Transportation Group, Inc., Class A	779	9,882
*	CPI Aerostructures, Inc.	541	3,571
	CRA International, Inc.	1,100	58,608
	Crane Co.	7,350	628,131
	CSW Industrials, Inc.	1,519	115,262
	CSX Corp.	108,853	8,309,838

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Cubic Corp.	4,150	$270,954
	Cummins, Inc.	20,933	3,348,652
	Curtiss-Wright Corp.	5,700	828,951
	Deere & Co.	42,371	6,719,193
	Delta Air Lines, Inc.	120,246	6,702,512
	Deluxe Corp.	6,298	303,564
	Donaldson Co., Inc.	18,412	954,662
	Douglas Dynamics, Inc.	3,141	164,683
	Dover Corp.	20,958	2,386,068
*	Ducommun, Inc.	1,100	45,023
*	DXP Enterprises, Inc.	1,275	44,204
*	Dycom Industries, Inc.	3,988	161,195
	Eastern Co. (The)	600	16,620
	Eaton Corp. P.L.C.	65,910	6,226,518
*	Echo Global Logistics, Inc.	2,925	56,687
	EMCOR Group, Inc.	8,359	686,859
	Emerson Electric Co.	86,963	6,229,160
	Encore Wire Corp.	3,200	173,792
	Enerpac Tool Group Corp.	7,200	166,392
	EnerSys	6,500	467,740
	Ennis, Inc.	2,716	56,656
	EnPro Industries, Inc.	3,100	181,164
	Equifax, Inc.	16,662	2,497,634
	ESCO Technologies, Inc.	4,375	419,825
*	Evoqua Water Technologies Corp.	8,192	163,594
	Expeditors International of Washington, Inc.	24,736	1,806,717
	Exponent, Inc.	9,004	655,221
	Fastenal Co.	79,234	2,763,682
	Federal Signal Corp.	8,821	283,683
	FedEx Corp.	35,161	5,085,687
	Flowserve Corp.	18,858	880,291
	Fluor Corp.	16,171	289,299
	Forrester Research, Inc.	1,137	47,038
	Fortive Corp.	41,017	3,073,404
	Fortune Brands Home & Security, Inc.	19,232	1,321,431
	Forward Air Corp.	4,083	267,232
*	Franklin Covey Co.	1,500	47,700
	Franklin Electric Co., Inc.	5,400	311,526
*	FTI Consulting, Inc.	5,774	693,226
#*	Gardner Denver Holdings, Inc.	15,674	553,449
#	GATX Corp.	4,700	357,811
*	Gencor Industries, Inc.	600	6,726
*	Generac Holdings, Inc.	7,928	821,262
	General Dynamics Corp.	35,183	6,172,506
	General Electric Co.	864,592	10,764,170
*	Gibraltar Industries, Inc.	4,240	231,165
*	GMS, Inc.	4,371	116,793
*	Goldfield Corp. (The)	1,983	6,742
	Gorman-Rupp Co. (The)	2,441	90,097
*	GP Strategies Corp.	1,842	24,517
	Graco, Inc.	24,201	1,286,283
#	GrafTech International, Ltd.	13,986	150,070
	Graham Corp.	1,500	27,420
#	Granite Construction, Inc.	6,930	188,011
*	Great Lakes Dredge & Dock Corp.	6,665	69,783
	Greenbrier Cos., Inc. (The)	4,212	101,467
	Griffon Corp.	5,003	104,012
	H&E Equipment Services, Inc.	7,853	212,895
*	Harsco Corp.	11,788	175,641

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Hawaiian Holdings, Inc.	5,838	$162,763
*	HD Supply Holdings, Inc.	25,171	1,025,467
#	Healthcare Services Group, Inc.	8,963	229,453
	Heartland Express, Inc.	5,162	96,478
#	HEICO Corp.	6,163	754,536
	HEICO Corp., Class A	11,035	1,061,015
	Heidrick & Struggles International, Inc.	1,861	52,890
	Helios Technologies, Inc.	3,335	141,804
*	Herc Holdings, Inc.	3,876	155,505
	Herman Miller, Inc.	7,886	304,794
*	Hertz Global Holdings, Inc.	11,898	187,512
	Hexcel Corp.	13,057	969,091
	Hillenbrand, Inc.	9,601	278,717
	HNI Corp.	5,673	204,058
	Honeywell International, Inc.	102,523	17,759,034
*	Hub Group, Inc., Class A	4,335	229,191
	Hubbell, Inc.	7,536	1,079,381
*	Hudson Global, Inc.	360	4,324
	Huntington Ingalls Industries, Inc.	5,891	1,537,551
	Hurco Cos., Inc.	883	27,638
*	Huron Consulting Group, Inc.	2,384	154,507
#	Hyster-Yale Materials Handling, Inc.	1,066	57,553
*	IAA Inc.	19,875	939,292
	ICF International, Inc.	1,750	153,283
	IDEX Corp.	10,641	1,743,528
*	IES Holdings, Inc.	858	21,459
	Illinois Tool Works, Inc.	41,404	7,244,872
	Ingersoll-Rand P.L.C.	34,595	4,609,092
*	InnerWorkings, Inc.	5,543	23,003
*	Innovative Solutions & Support, Inc.	1,906	10,864
	Insperity, Inc.	5,654	493,990
	Insteel Industries, Inc.	2,000	44,740
	Interface, Inc.	12,469	200,502
	ITT, Inc.	12,990	871,369
	Jacobs Engineering Group, Inc.	18,846	1,743,820
	JB Hunt Transport Services, Inc.	12,057	1,301,312
*	JELD-WEN Holding, Inc.	7,812	186,551
*	JetBlue Airways Corp.	44,120	874,900
	John Bean Technologies Corp.	4,198	474,332
	Johnson Controls International P.L.C.	110,754	4,369,245
	Kadant, Inc.	1,300	138,580
	Kaman Corp.	3,749	231,388
	Kansas City Southern	13,748	2,319,150
#	KAR Auction Services, Inc.	19,875	417,772
	Kelly Services, Inc., Class A	6,029	107,075
	Kennametal, Inc.	11,431	357,676
	Kforce, Inc.	3,290	121,895
	Kimball International, Inc., Class B	5,500	103,290
*	Kirby Corp.	7,885	577,892
#	Knight-Swift Transportation Holdings, Inc.	16,385	607,556
	Knoll, Inc.	5,103	126,350
	Korn Ferry	6,571	269,280
*	Kratos Defense & Security Solutions, Inc.	11,735	215,220
	L3Harris Technologies, Inc.	29,698	6,573,058
	Landstar System, Inc.	5,210	577,007
*	Lawson Products, Inc.	649	30,646
*	LB Foster Co., Class A	581	9,854
	Lennox International, Inc.	5,200	1,211,496
	Lincoln Electric Holdings, Inc.	8,460	754,463

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Lindsay Corp.	1,349	$134,940
	Lockheed Martin Corp.	35,456	15,179,423
	LSI Industries, Inc.	2,400	15,960
*	Lydall, Inc.	2,505	51,202
	Macquarie Infrastructure Corp.	10,514	463,773
*	Manitowoc Co., Inc. (The)	7,211	104,199
	ManpowerGroup, Inc.	8,643	790,748
	Marten Transport, Ltd.	5,596	116,173
	Masco Corp.	41,826	1,987,572
*	Masonite International Corp.	3,796	285,118
#*	MasTec, Inc.	10,000	577,500
	Matson, Inc.	5,500	198,055
	Matthews International Corp., Class A	3,280	122,410
	McGrath RentCorp	2,486	192,218
*	Mercury Systems, Inc.	6,319	484,983
#*	Meritor, Inc.	11,775	257,990
*	Middleby Corp. (The)	7,921	888,419
	Miller Industries, Inc.	1,421	48,897
*	Mistras Group, Inc.	1,002	11,092
	Mobile Mini, Inc.	7,093	296,062
	Moog, Inc., Class A	3,953	354,228
*	MRC Global, Inc.	9,795	110,292
	MSA Safety, Inc.	5,210	706,476
	MSC Industrial Direct Co., Inc., Class A	5,817	395,963
	Mueller Industries, Inc.	5,800	169,186
	Mueller Water Products, Inc., Class A	27,233	317,264
*	MYR Group, Inc.	2,509	72,058
#	National Presto Industries, Inc.	737	63,522
*	Navistar International Corp.	7,388	270,549
	Nielsen Holdings P.L.C.	42,748	872,059
	Nordson Corp.	7,302	1,233,016
	Norfolk Southern Corp.	39,572	8,239,286
	Northrop Grumman Corp.	22,605	8,467,155
*	NOW, Inc.	18,661	186,797
#*	NV5 Global, Inc.	1,450	90,060
	nVent Electric P.L.C.	22,197	552,705
	Old Dominion Freight Line, Inc.	8,713	1,709,752
#	Omega Flex, Inc.	302	31,831
	Oshkosh Corp.	9,200	791,568
	Owens Corning	13,944	843,473
	PACCAR, Inc.	44,718	3,318,523
*	PAM Transportation Services, Inc.	235	12,551
	Park Aerospace Corp.	2,544	39,356
	Parker-Hannifin Corp.	18,137	3,549,230
	Park-Ohio Holdings Corp.	1,300	38,220
	Patrick Industries, Inc.	3,289	170,633
	Pentair P.L.C.	22,197	952,917
*	Perma-Pipe International Holdings, Inc.	1,091	9,852
*	PGT Innovations, Inc.	7,509	116,390
#	Pitney Bowes, Inc.	26,440	98,886
	Powell Industries, Inc.	700	28,889
	Primoris Services Corp.	3,853	82,184
*	Proto Labs, Inc.	4,110	425,385
	Quanex Building Products Corp.	3,800	67,336
	Quanta Services, Inc.	20,101	786,954
	Raven Industries, Inc.	5,746	180,195
	Raytheon Co.	38,917	8,598,322
*	RBC Bearings, Inc.	3,951	614,420
*	RCM Technologies, Inc.	395	1,078

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Regal Beloit Corp.	5,376	$421,801
	Republic Services, Inc.	40,028	3,804,661
*	Resideo Technologies, Inc.	16,682	169,823
	Resources Connection, Inc.	4,266	64,950
*	Rexnord Corp.	15,137	494,223
	Robert Half International, Inc.	17,053	991,973
	Rockwell Automation, Inc.	16,520	3,166,223
#	Rollins, Inc.	21,881	830,384
	Roper Technologies, Inc.	14,112	5,385,986
	Rush Enterprises, Inc., Class A	4,816	207,088
	Ryder System, Inc.	6,304	300,827
*	Saia, Inc.	4,202	365,994
	Schneider National, Inc., Class B	10,484	233,479
*	Sensata Technologies Holding P.L.C.	23,802	1,125,121
*	SIFCO Industries, Inc.	100	449
	Simpson Manufacturing Co., Inc.	6,128	506,602
#*	SiteOne Landscape Supply, Inc.	4,819	465,274
	SkyWest, Inc.	5,941	327,765
#	Snap-on, Inc.	6,986	1,115,175
	Southwest Airlines Co.	68,480	3,765,030
*	SP Plus Corp.	2,343	97,961
	Spartan Motors, Inc.	3,375	57,375
	Spirit AeroSystems Holdings, Inc., Class A	15,589	1,018,273
*	Spirit Airlines, Inc.	8,251	338,869
*	SPX Corp.	7,521	369,055
*	SPX FLOW, Inc.	5,735	250,849
	Standex International Corp.	1,820	133,024
	Stanley Black & Decker, Inc.	20,397	3,249,854
	Steelcase, Inc., Class A	13,910	258,865
#*	Stericycle, Inc.	10,328	647,359
*	Sterling Construction Co., Inc.	1,440	18,972
#*	Sunrun, Inc.	12,203	207,817
	Systemax, Inc.	373	8,821
#*	Team, Inc.	2,701	36,734
*	Teledyne Technologies, Inc.	4,813	1,757,034
	Tennant Co.	3,010	232,432
	Terex Corp.	10,403	263,716
	Tetra Tech, Inc.	8,557	732,479
*	Textainer Group Holdings, Ltd.	2,100	19,887
	Textron, Inc.	32,323	1,484,595
*	Thermon Group Holdings, Inc.	2,619	62,070
	Timken Co. (The)	8,560	449,657
*	Titan Machinery, Inc.	1,496	18,266
	Toro Co. (The)	13,600	1,088,272
	TransDigm Group, Inc.	6,517	4,192,256
	TransUnion	24,886	2,282,046
#*	Trex Co., Inc.	9,432	926,600
*	TriMas Corp.	6,804	195,479
*	TriNet Group, Inc.	5,773	329,407
	Trinity Industries, Inc.	19,000	386,270
	Triton International, Ltd.	5,967	224,061
#	Triumph Group, Inc.	9,229	188,548
*	TrueBlue, Inc.	6,946	152,187
#*	Tutor Perini Corp.	3,160	35,582
*	Twin Disc, Inc.	668	6,513
*	Ultralife Corp.	2,100	14,595
	UniFirst Corp.	1,640	334,445
	Union Pacific Corp.	100,453	18,023,277
*	United Airlines Holdings, Inc.	34,531	2,582,919

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	United Parcel Service, Inc., Class B	96,077	$9,945,891
*	United Rentals, Inc.	10,912	1,480,649
	United Technologies Corp.	117,330	17,622,966
#*	Univar Solutions, Inc.	11,753	253,277
	Universal Forest Products, Inc.	8,425	403,557
	Universal Logistics Holdings, Inc.	888	15,007
	US Ecology, Inc.	3,770	203,618
#*	USA Truck, Inc.	1,235	7,027
	Valmont Industries, Inc.	2,900	411,974
*	Vectrus, Inc.	1,092	60,879
	Verisk Analytics, Inc.	21,022	3,415,444
*	Veritiv Corp.	831	11,700
	Viad Corp.	3,896	253,240
#*	Vicor Corp.	1,200	60,060
	Virco Manufacturing Corp.	1,718	6,924
	VSE Corp.	1,600	49,776
	Wabash National Corp.	6,947	80,585
*	WABCO Holdings, Inc.	7,200	976,680
	Wabtec Corp.	20,602	1,521,664
	Waste Management, Inc.	58,708	7,144,764
	Watsco, Inc.	3,890	676,549
	Watts Water Technologies, Inc., Class A	3,317	330,738
#*	Welbilt, Inc.	19,164	289,185
	Werner Enterprises, Inc.	7,998	294,806
*	WESCO International, Inc.	5,771	279,374
*	Williams Industrial Services Group, Inc.	1,290	1,729
*	Willis Lease Finance Corp.	400	23,720
*	WillScot Corp.	7,633	143,882
	Woodward, Inc.	6,716	781,138
	WW Grainger, Inc.	6,800	2,058,156
#*	XPO Logistics, Inc.	12,998	1,155,782
	Xylem, Inc.	23,955	1,956,165
TOTAL INDUSTRIALS			429,002,608
INFORMATION TECHNOLOGY — (23.9%)
#*	3D Systems Corp.	19,180	208,870
#*	Acacia Communications, Inc.	2,873	196,944
	Accenture P.L.C., Class A	88,816	18,225,931
*	ACI Worldwide, Inc.	22,030	758,933
*	ADDvantage Technologies Group, Inc.	400	904
*	Adobe, Inc.	70,812	24,864,926
	ADTRAN, Inc.	5,562	50,336
*	Advanced Energy Industries, Inc.	5,544	387,747
*	Advanced Micro Devices, Inc.	181,181	8,515,507
*	Agilysys, Inc.	2,000	65,000
*	Akamai Technologies, Inc.	24,076	2,247,495
*	Alarm.com Holdings, Inc.	5,092	223,692
*	Alithya Group, Inc., Class A	1,191	3,442
	Alliance Data Systems Corp.	4,582	470,984
*	Alpha & Omega Semiconductor, Ltd.	1,918	23,380
#*	Altair Engineering, Inc., Class A	2,800	103,460
#*	Alteryx, Inc., Class A	6,127	854,533
*	Ambarella, Inc.	4,616	272,990
	Amdocs, Ltd.	17,972	1,293,085
	American Software, Inc., Class A	2,676	39,953
*	Amkor Technology, Inc.	20,848	234,540
	Amphenol Corp., Class A	41,589	4,136,858
	Analog Devices, Inc.	52,043	5,711,719
*	Anixter International, Inc.	4,870	475,312

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ANSYS, Inc.	12,012	$3,295,252
#*	Appfolio, Inc., Class A	2,372	311,776
	Apple, Inc.	640,645	198,286,034
	Applied Materials, Inc.	131,011	7,597,328
*	Arista Networks, Inc.	7,103	1,586,384
*	Arlo Technologies, Inc.	7,824	33,408
*	Arrow Electronics, Inc.	12,705	964,818
*	Aspen Technology, Inc.	11,112	1,322,106
*	Atlassian Corp. P.L.C., Class A	14,704	2,161,488
*	Autodesk, Inc.	30,417	5,987,586
	Automatic Data Processing, Inc.	60,843	10,427,882
*	Avalara, Inc.	7,113	605,601
#*	Avaya Holdings Corp.	10,935	139,640
*	Avid Technology, Inc.	3,971	33,376
	Avnet, Inc.	16,772	612,010
	AVX Corp.	6,815	138,140
*	Aware, Inc.	2,752	9,907
*	Axcelis Technologies, Inc.	6,777	163,665
*	AXT, Inc.	3,074	11,989
#	Badger Meter, Inc.	4,800	283,488
	Bel Fuse, Inc., Class B	1,175	20,351
	Belden, Inc.	5,549	273,399
	Benchmark Electronics, Inc.	6,470	199,147
#*	Black Knight, Inc.	19,942	1,334,519
	Blackbaud, Inc.	7,414	580,739
#*	Blackline Inc.	1,310	80,133
	Booz Allen Hamilton Holding Corp.	20,028	1,562,985
*	Bottomline Technologies De, Inc.	6,263	335,697
	Broadcom, Inc.	55,985	17,084,383
	Broadridge Financial Solutions, Inc.	15,990	1,905,208
	Brooks Automation, Inc.	8,686	330,763
	Cabot Microelectronics Corp.	4,300	625,693
*	CACI International, Inc., Class A	3,815	1,020,284
*	Cadence Design Systems, Inc.	40,107	2,892,116
*	CalAmp Corp.	5,287	50,861
*	Calix, Inc.	3,886	35,596
*	Cardtronics P.L.C., Class A	5,453	245,385
	Cass Information Systems, Inc.	2,002	108,148
	CDK Global, Inc.	18,733	1,005,587
	CDW Corp.	20,673	2,696,793
	Cerence Inc.	5,094	108,757
*	CEVA, Inc.	3,116	85,223
*	Ciena Corp.	22,310	907,348
*	Cirrus Logic, Inc.	7,925	608,719
	Cisco Systems, Inc.	637,693	29,314,747
	Citrix Systems, Inc.	18,517	2,244,631
*	Clearfield, Inc.	574	7,301
	Cognex Corp.	24,173	1,232,098
	Cognizant Technology Solutions Corp., Class A	75,130	4,611,479
*	Coherent, Inc.	3,548	501,794
	Cohu, Inc.	4,183	93,574
#*	CommScope Holding Co., Inc.	19,891	242,372
	Communications Systems, Inc.	1,155	7,103
*	CommVault Systems, Inc.	6,338	285,337
	Comtech Telecommunications Corp.	4,944	142,931
*	Conduent, Inc.	23,477	100,482
	CoreLogic, Inc.	11,749	546,328
*	Cornerstone OnDemand Inc.	6,608	388,550
	Corning, Inc.	111,987	2,988,933

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Coupa Software, Inc.	7,790	$1,255,358
#*	Cree, Inc.	15,570	723,849
	CSG Systems International, Inc.	4,900	244,118
	CTS Corp.	5,571	163,286
*	CyberOptics Corp.	1,199	26,942
	Cypress Semiconductor Corp.	49,729	1,160,178
	Daktronics, Inc.	4,150	24,485
*	Dell Technologies, Inc., Class C	20,965	1,022,463
*	Digi International, Inc.	2,040	32,222
#*	Digital Turbine, Inc.	8,176	51,018
#*	Diodes, Inc.	6,555	338,500
#*	DocuSign, Inc.	12,308	966,301
	Dolby Laboratories, Inc., Class A	8,303	575,730
*	Dropbox, Inc., Class A	21,949	373,572
*	DSP Group, Inc.	3,109	44,956
	DXC Technology Co.	36,464	1,162,472
#	Ebix, Inc.	2,616	90,069
*	EchoStar Corp., Class A	6,945	277,140
*	EMCORE Corp.	827	2,787
*	Endurance International Group Holdings, Inc.	7,661	36,160
#*	Enphase Energy Inc.	11,415	359,801
	Entegris, Inc.	20,172	1,044,103
*	Envestnet, Inc.	7,023	553,904
*	EPAM Systems, Inc.	7,536	1,719,263
*	ePlus, Inc.	2,095	167,013
*	Euronet Worldwide, Inc.	7,490	1,180,724
	EVERTEC, Inc.	10,804	362,690
*	Evo Payments, Inc., Class A	2,269	62,874
*	ExlService Holdings, Inc.	4,142	302,822
#*	Extreme Networks, Inc.	3,004	17,724
*	F5 Networks, Inc.	8,448	1,031,670
*	Fabrinet	5,460	344,198
*	Fair Isaac Corp.	4,225	1,700,055
*	FARO Technologies, Inc.	2,100	108,486
	Fidelity National Information Services, Inc.	85,044	12,217,421
*	FireEye, Inc.	3,791	60,580
#*	First Solar, Inc.	10,243	507,848
*	Fiserv, Inc.	78,256	9,281,944
#*	Fitbit, Inc., Class A	36,094	235,333
*	FleetCor Technologies, Inc.	12,133	3,824,686
*	Flex, Ltd.	67,259	884,456
	FLIR Systems, Inc.	19,256	992,454
*	FormFactor, Inc.	14,792	374,386
*	Fortinet, Inc.	20,161	2,325,773
*	Frequency Electronics, Inc.	798	7,381
*	Gartner, Inc.	12,802	2,058,306
	Genpact, Ltd.	19,693	871,809
	Global Payments, Inc.	40,501	7,915,920
#*	Globant SA	3,734	458,162
*	GoDaddy, Inc., Class A	23,517	1,580,578
*	GSI Technology, Inc.	2,032	16,480
#*	GTT Communications, Inc.	5,314	62,971
#*	Guidewire Software, Inc.	11,718	1,318,275
	Hackett Group, Inc. (The)	5,500	85,002
*	Harmonic, Inc.	10,205	71,792
	Hewlett Packard Enterprise Co.	192,430	2,680,550
	HP, Inc.	217,176	4,630,192
*	HubSpot, Inc.	5,122	926,775
*	Ichor Holdings, Ltd.	1,685	56,262

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	IEC Electronics Corp.	638	$5,136
#*	II-VI, Inc.	10,120	340,538
#*	Infinera Corp.	23,036	169,775
*	Inphi Corp.	5,422	411,855
*	Insight Enterprises, Inc.	4,020	264,797
	Intel Corp.	636,880	40,715,738
	InterDigital, Inc.	4,500	248,625
	International Business Machines Corp.	118,382	17,015,045
*	Intevac, Inc.	2,384	14,304
	Intuit, Inc.	34,031	9,541,612
*	IPG Photonics Corp.	4,920	628,136
*	Iteris, Inc.	600	3,036
*	Itron, Inc.	5,589	456,901
#	j2 Global, Inc.	6,483	621,460
	Jabil, Inc.	21,394	832,013
	Jack Henry & Associates, Inc.	10,790	1,613,537
	Juniper Networks, Inc.	48,630	1,115,572
	KBR, Inc.	20,590	560,048
	KEMET Corp.	8,818	229,621
*	Key Tronic Corp.	749	4,344
*	Keysight Technologies, Inc.	25,991	2,416,903
*	Kimball Electronics, Inc.	1,875	30,337
	KLA Corp.	21,424	3,550,814
*	Knowles Corp.	16,291	321,421
	Kulicke & Soffa Industries, Inc.	8,552	221,411
*	KVH Industries, Inc.	2,000	20,580
	Lam Research Corp.	19,385	5,780,801
*	Lattice Semiconductor Corp.	18,052	335,767
	Leidos Holdings, Inc.	18,908	1,899,687
*	Limelight Networks, Inc.	14,758	73,642
	Littelfuse, Inc.	3,569	631,392
*	LiveRamp Holdings, Inc.	9,839	395,921
	LogMeIn, Inc.	7,314	628,785
#*	Lumentum Holdings, Inc.	8,980	680,415
#*	MACOM Technology Solutions Holdings, Inc.	4,158	118,170
*	MagnaChip Semiconductor Corp.	2,100	28,245
*	Manhattan Associates, Inc.	10,041	858,104
	ManTech International Corp., Class A	4,027	323,288
#	Marvell Technology Group, Ltd.	94,766	2,278,175
	Mastercard, Inc., Class A	126,861	40,080,464
	Maxim Integrated Products, Inc.	37,289	2,241,815
	MAXIMUS, Inc.	8,503	610,090
*	MaxLinear, Inc.	9,642	187,923
	Methode Electronics, Inc.	5,669	185,660
#	Microchip Technology, Inc.	32,692	3,186,816
*	Micron Technology, Inc.	155,454	8,253,053
	Microsoft Corp.	1,018,029	173,299,077
*	MicroStrategy, Inc., Class A	1,168	177,571
*	Mimecast, Ltd.	5,710	291,381
	MKS Instruments, Inc.	7,490	785,102
#*	MongoDB, Inc.	5,295	867,903
	Monolithic Power Systems, Inc.	5,983	1,024,110
	Motorola Solutions, Inc.	23,431	4,147,287
	MTS Systems Corp.	3,390	171,839
	National Instruments Corp.	18,211	812,757
*	NCR Corp.	16,791	566,193
	NetApp, Inc.	35,539	1,897,783
*	NETGEAR, Inc.	3,951	101,620
*	Netscout Systems, Inc.	11,014	283,170

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	New Relic, Inc.	5,322	$351,305
	NIC, Inc.	8,518	168,060
	NortonLifeLock Inc.	78,441	2,229,293
#*	Novanta, Inc.	4,534	411,370
*	Nuance Communications, Inc.	40,758	771,141
	NVIDIA Corp.	80,623	19,061,696
#*	Okta, Inc.	13,830	1,770,931
*	ON Semiconductor Corp.	56,212	1,301,308
*	OneSpan, Inc.	601	9,989
*	Onto Innovation Inc.	11,380	431,757
*	Optical Cable Corp.	1,300	4,420
	Oracle Corp.	321,161	16,844,894
*	OSI Systems, Inc.	2,078	179,830
*	Palo Alto Networks, Inc.	12,861	3,019,506
*	PAR Technology Corp.	1,750	59,552
	Paychex, Inc.	44,024	3,775,938
#*	Paycom Software, Inc.	6,622	2,106,855
*	Paylocity Holding Corp.	5,367	761,524
*	PayPal Holdings, Inc.	155,771	17,740,759
	PC Connection, Inc.	1,900	94,696
*	PDF Solutions, Inc.	3,109	48,998
#	Pegasystems, Inc.	4,961	427,688
*	Perceptron, Inc.	528	3,226
*	Perficient, Inc.	2,556	127,033
	Perspecta, Inc.	19,232	539,842
*	Photronics, Inc.	5,488	70,137
#	Plantronics, Inc.	4,499	129,211
*	Plexus Corp.	3,889	276,586
	Power Integrations, Inc.	4,366	426,427
#*	Powerfleet, Inc.	1,700	12,818
*	PRGX Global, Inc.	2,100	8,316
	Progress Software Corp.	6,750	304,627
*	Proofpoint, Inc.	7,835	962,216
*	PTC, Inc.	16,088	1,337,235
*	Pure Storage, Inc., Class A	25,328	450,838
	QAD, Inc., Class A	739	38,022
#	QAD, Inc., Class B	184	6,901
*	Qorvo, Inc.	17,687	1,872,346
	QUALCOMM, Inc.	169,556	14,464,822
#*	Qualys, Inc.	4,950	424,413
*	Rambus, Inc.	11,313	179,537
#*	RealPage, Inc.	10,877	634,673
*	Ribbon Communications, Inc.	7,000	19,740
#*	RingCentral, Inc., Class A	8,898	1,829,251
*	Rogers Corp.	2,468	290,607
*	Rosetta Stone, Inc.	1,296	22,226
	Sabre Corp.	37,967	817,809
#*	SailPoint Technologies Holding, Inc.	5,468	137,192
*	salesforce.com, Inc.	111,967	20,412,704
*	Sanmina Corp.	8,298	264,208
*	ScanSource, Inc.	2,184	76,200
	Science Applications International Corp.	8,020	703,915
	Seagate Technology P.L.C.	36,824	2,098,600
*	Semtech Corp.	9,964	480,165
*	ServiceNow, Inc.	24,648	8,336,693
*	Silicon Laboratories, Inc.	5,917	581,700
	Skyworks Solutions, Inc.	23,303	2,636,734
*	SolarEdge Technologies, Inc.	6,275	614,071
*	Splunk, Inc.	19,799	3,073,993

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SPS Commerce, Inc.	5,228	$297,107
*	Square, Inc., Class A	41,449	3,095,826
	SS&C Technologies Holdings, Inc.	30,412	1,916,260
*	Steel Connect, Inc.	5,100	7,140
*	Sykes Enterprises, Inc.	6,423	215,749
#*	Synaptics, Inc.	4,600	306,774
	SYNNEX Corp.	4,883	672,682
*	Synopsys, Inc.	20,768	3,063,488
	TE Connectivity, Ltd.	46,938	4,326,745
*	Tech Data Corp.	5,508	792,822
#*	Teradata Corp.	15,885	386,641
	Teradyne, Inc.	25,310	1,670,207
	TESSCO Technologies, Inc.	1,314	8,147
	Texas Instruments, Inc.	132,090	15,936,658
	TiVo Corp.	15,854	115,417
#*	Trade Desk, Inc. (The), Class A	4,351	1,171,202
	TransAct Technologies, Inc.	600	6,312
*	Trimble, Inc.	33,593	1,428,374
	TTEC Holdings, Inc.	2,400	95,328
#*	TTM Technologies, Inc.	10,121	145,641
#*	Twilio, Inc., Class A	10,061	1,250,985
*	Tyler Technologies, Inc.	4,925	1,594,124
#	Ubiquiti, Inc.	2,518	411,492
#*	Ultra Clean Holdings, Inc.	5,216	120,020
	Universal Display Corp.	5,478	965,059
#*	Upland Software, Inc.	2,329	90,924
*	Veeco Instruments, Inc.	7,954	101,413
*	Verint Systems, Inc.	8,843	512,894
*	VeriSign, Inc.	15,176	3,158,733
*	ViaSat, Inc.	6,467	411,625
*	Viavi Solutions, Inc.	33,523	472,674
*	Virtusa Corp.	3,423	142,534
#	Visa, Inc., Class A	244,606	48,669,256
	Vishay Intertechnology, Inc.	18,328	371,875
*	Vishay Precision Group, Inc.	1,973	68,147
#*	VMware, Inc., Class A	11,023	1,632,065
	Wayside Technology Group, Inc.	152	2,440
	Western Digital Corp.	37,982	2,487,821
#	Western Union Co. (The)	63,452	1,706,859
*	WEX, Inc.	5,640	1,223,429
*	Workday, Inc., Class A	20,720	3,825,534
*	Xerox Holdings Corp.	29,346	1,043,837
	Xilinx, Inc.	34,712	2,932,470
	Xperi Corp.	5,553	89,348
*	Zebra Technologies Corp., Class A	7,337	1,753,690
*	Zendesk, Inc.	15,467	1,336,349
*	Zix Corp.	4,055	27,371
#*	Zscaler, Inc.	2,289	128,390
TOTAL INFORMATION TECHNOLOGY			1,034,100,169
MATERIALS — (2.6%)
*	AdvanSix, Inc.	3,590	67,205
	Air Products & Chemicals, Inc.	38,580	9,209,432
#	Albemarle Corp.	16,644	1,336,180
*	Alcoa Corp.	29,099	405,931
#*	Allegheny Technologies, Inc.	16,928	292,008
*	Amcor, PLC.	62,684	663,824
	American Vanguard Corp.	2,950	55,106
	AptarGroup, Inc.	8,000	924,080

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ashland Global Holdings, Inc.	9,544	$706,065
	Avery Dennison Corp.	11,501	1,509,391
*	Axalta Coating Systems, Ltd.	30,916	890,690
	Balchem Corp.	4,312	465,782
	Ball Corp.	46,182	3,333,417
*	Berry Global Group, Inc.	18,781	798,568
	Boise Cascade Co.	7,452	269,762
	Cabot Corp.	8,136	324,220
	Carpenter Technology Corp.	6,401	254,376
	Celanese Corp.	18,430	1,907,505
*	Century Aluminum Co.	6,661	35,237
	CF Industries Holdings, Inc.	32,215	1,297,620
	Chase Corp.	1,300	119,561
#	Chemours Co. (The)	24,155	335,030
*	Clearwater Paper Corp.	2,200	62,040
#	Cleveland-Cliffs, Inc.	43,308	304,022
*	Coeur Mining, Inc.	34,065	205,412
	Commercial Metals Co.	14,074	289,221
#	Compass Minerals International, Inc.	4,658	269,652
*	Core Molding Technologies, Inc.	389	1,229
*	Corteva, Inc.	99,955	2,890,699
*	Crown Holdings, Inc.	17,992	1,331,948
	Domtar Corp.	9,589	333,889
*	Dow, Inc.	101,660	4,683,476
	DuPont de Nemours, Inc.	91,792	4,697,914
#	Eagle Materials, Inc.	6,164	561,972
	Eastman Chemical Co.	21,247	1,514,274
	Ecolab, Inc.	36,235	7,106,046
*	Element Solutions, Inc.	23,645	276,646
*	Ferro Corp.	11,300	154,584
	FMC Corp.	18,100	1,730,179
	Freeport-McMoRan, Inc.	175,500	1,948,050
	Friedman Industries, Inc.	599	3,516
	FutureFuel Corp.	1,256	13,766
*	GCP Applied Technologies, Inc.	8,700	193,314
	Graphic Packaging Holding Co.	39,100	611,133
	Greif, Inc., Class A	3,847	155,496
	Hawkins, Inc.	888	37,101
	Haynes International, Inc.	1,800	48,258
	HB Fuller Co.	6,500	300,365
#	Hecla Mining Co.	47,181	142,958
	Huntsman Corp.	27,984	575,351
*	Ingevity Corp.	6,510	424,582
	Innophos Holdings, Inc.	2,500	79,900
	Innospec, Inc.	3,975	400,402
#	International Flavors & Fragrances, Inc.	10,654	1,396,846
	International Paper Co.	52,000	2,117,440
	Kaiser Aluminum Corp.	1,800	180,270
*	Koppers Holdings, Inc.	1,900	59,622
*	Kraton Corp.	6,011	98,881
#	Kronos Worldwide, Inc.	2,426	26,298
	Linde P.L.C.	45,663	9,275,525
#*	Livent Corp.	16,928	159,292
	Louisiana-Pacific Corp.	18,762	575,618
	LyondellBasell Industries NV, Class A	41,151	3,204,017
	Martin Marietta Materials, Inc.	8,399	2,215,656
	Materion Corp.	4,330	235,119
#*	McEwen Mining, Inc.	13,772	15,838
	Mercer International, Inc.	3,588	39,504

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	4,300	$232,759
	Mosaic Co. (The)	39,149	776,716
	Myers Industries, Inc.	3,889	62,924
	Neenah, Inc.	2,619	174,530
	NewMarket Corp.	1,212	532,819
	Newmont Corp.	98,948	4,458,597
	Northern Technologies International Corp.	600	8,520
	Nucor Corp.	44,157	2,097,016
	O-I Glass, Inc.	19,727	248,955
	Olin Corp.	23,348	347,185
*	OMNOVA Solutions, Inc.	3,300	33,363
	Packaging Corp. of America	12,843	1,229,717
	PH Glatfelter Co.	4,200	70,140
	PolyOne Corp.	10,028	332,729
	PPG Industries, Inc.	32,665	3,914,574
#	Quaker Chemical Corp.	2,116	351,298
	Rayonier Advanced Materials, Inc.	4,767	14,682
	Reliance Steel & Aluminum Co.	9,186	1,054,553
	Royal Gold, Inc.	9,190	1,059,791
	RPM International, Inc.	18,490	1,319,631
	Schnitzer Steel Industries, Inc., Class A	5,069	81,509
#	Schweitzer-Mauduit International, Inc.	3,186	111,606
#	Scotts Miracle-Gro Co. (The)	5,865	719,870
	Sealed Air Corp.	23,412	831,126
	Sensient Technologies Corp.	5,521	329,880
	Sherwin-Williams Co. (The)	11,695	6,513,998
	Silgan Holdings, Inc.	11,200	345,632
	Sonoco Products Co.	11,872	678,366
#	Southern Copper Corp.	10,534	396,921
	Steel Dynamics, Inc.	29,900	893,412
	Stepan Co.	2,863	282,435
*	Summit Materials, Inc., Class A	11,741	257,950
	SunCoke Energy, Inc.	6,923	40,707
*	Synalloy Corp.	737	9,456
*	TimkenSteel Corp.	4,280	27,306
*	Trecora Resources	613	4,150
	Tredegar Corp.	2,230	45,380
	Trinseo SA	5,923	170,109
*	Tronox Holdings P.L.C., Class A	11,867	100,395
	United States Lime & Minerals, Inc.	353	31,682
#	United States Steel Corp.	20,893	189,499
*	Universal Stainless & Alloy Products, Inc.	545	7,221
#*	US Concrete, Inc.	1,426	50,751
	Valvoline, Inc.	28,562	602,087
*	Verso Corp., Class A	4,311	72,640
	Vulcan Materials Co.	17,700	2,506,851
#	Warrior Met Coal, Inc.	4,151	78,288
	Westlake Chemical Corp.	5,120	313,344
	WestRock Co.	30,706	1,197,534
	Worthington Industries, Inc.	5,920	217,738
	WR Grace & Co.	8,700	586,032
TOTAL MATERIALS			112,162,685
REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	43,844	2,676,676
	Consolidated-Tomoka Land Co.	681	43,216
*	Forestar Group, Inc.	384	7,784
*	Howard Hughes Corp. (The)	5,344	650,258
	Jones Lang LaSalle, Inc.	7,092	1,204,363

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Kennedy-Wilson Holdings, Inc.	15,273	$329,286
#*	Marcus & Millichap, Inc.	4,041	143,051
	Newmark Group, Inc., Class A	25,775	303,372
*	Rafael Holdings, Inc., Class B	900	18,216
	RE/MAX Holdings, Inc., Class A	3,149	120,544
#*	St Joe Co. (The)	4,493	94,398
*	Tejon Ranch Co.	1,978	31,846
TOTAL REAL ESTATE			5,623,010
UTILITIES — (3.5%)
	AES Corp.	147,200	2,923,392
	ALLETE, Inc.	7,481	624,514
	Alliant Energy Corp.	35,012	2,078,312
	Ameren Corp.	34,396	2,822,192
	American Electric Power Co., Inc.	70,474	7,344,800
#	American States Water Co.	6,335	561,028
	American Water Works Co., Inc.	25,459	3,467,516
	Artesian Resources Corp., Class A	471	17,766
	Atlantica Yield P.L.C.	9,595	275,616
	Atmos Energy Corp.	16,887	1,976,286
#	Avangrid, Inc.	8,531	454,361
	Avista Corp.	11,052	561,994
	Black Hills Corp.	8,868	736,310
	California Water Service Group	6,569	345,267
	CenterPoint Energy, Inc.	69,553	1,841,763
	Chesapeake Utilities Corp.	2,334	224,554
	Clearway Energy, Inc., Class A	4,576	94,677
	Clearway Energy, Inc., Class C	13,482	285,414
	CMS Energy Corp.	39,388	2,698,472
	Consolidated Edison, Inc.	46,346	4,356,524
	Consolidated Water Co., Ltd.	777	13,295
	Dominion Energy, Inc.	106,460	9,128,945
	DTE Energy Co.	25,354	3,362,194
	Duke Energy Corp.	100,846	9,845,595
	Edison International	43,819	3,354,344
	El Paso Electric Co.	5,373	365,848
	Entergy Corp.	25,630	3,370,858
	Essential Utilities, Inc.	26,645	1,383,941
	Evergy, Inc.	34,162	2,465,130
	Eversource Energy	44,781	4,139,556
	Exelon Corp.	137,166	6,527,730
	FirstEnergy Corp.	73,803	3,748,454
#	Genie Energy, Ltd., Class B	1,800	13,014
	Hawaiian Electric Industries, Inc.	16,851	824,182
	IDACORP, Inc.	6,882	772,092
	MDU Resources Group, Inc.	26,707	790,794
	MGE Energy, Inc.	4,689	374,792
	Middlesex Water Co.	1,620	105,721
#	National Fuel Gas Co.	10,913	471,333
	New Jersey Resources Corp.	11,797	487,452
	NextEra Energy, Inc.	67,630	18,138,366
	NiSource, Inc.	52,656	1,543,347
	Northwest Natural Holding Co.	3,823	280,532
	NorthWestern Corp.	6,038	464,745
	NRG Energy, Inc.	35,724	1,317,858
	OGE Energy Corp.	27,893	1,278,894
	ONE Gas, Inc.	7,493	708,089
#	Ormat Technologies, Inc.	5,235	414,926
	Otter Tail Corp.	5,036	269,728

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Pattern Energy Group, Inc., Class A	15,418	$414,898
#*	PG&E Corp.	25,300	384,813
	Pinnacle West Capital Corp.	15,304	1,495,048
	PNM Resources, Inc.	10,346	561,064
	Portland General Electric Co.	11,307	695,381
	PPL Corp.	98,357	3,559,540
	Public Service Enterprise Group, Inc.	72,941	4,318,107
	RGC Resources, Inc.	300	7,596
	Sempra Energy	38,937	6,254,840
	SJW Group	3,991	292,740
#	South Jersey Industries, Inc.	12,048	371,078
	Southern Co. (The)	139,441	9,816,646
	Southwest Gas Holdings, Inc.	7,483	565,041
	Spire, Inc.	7,306	616,042
	TerraForm Power, Inc., Class A	2,876	52,027
	UGI Corp.	24,114	1,002,901
	Unitil Corp.	1,600	98,704
	Vistra Energy Corp.	48,697	1,096,656
#	WEC Energy Group, Inc.	43,139	4,309,155
	Xcel Energy, Inc.	74,189	5,133,137
	York Water Co. (The)	900	42,624
TOTAL UTILITIES			150,740,551
TOTAL COMMON STOCKS			4,222,304,676
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Bristol-Myers Squibb Co. 03/31/21	72,686	236,647
TOTAL INVESTMENT SECURITIES (Cost $1,836,416,077)			4,222,541,323

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	10,677,715	10,677,715
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	8,578,296	99,268,040
TOTAL INVESTMENTS — (100.0%)
(Cost $1,946,345,290)^^			$4,332,487,078
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$429,127,408	—	—	$429,127,408
Consumer Discretionary	450,143,513	$357	—	450,143,870
Consumer Staples	287,499,840	—	—	287,499,840
Energy	152,654,798	—	—	152,654,798
Financials	587,481,516	2,693	—	587,484,209
Health Care	583,764,700	828	—	583,765,528
Industrials	429,002,608	—	—	429,002,608
Information Technology	1,034,100,169	—	—	1,034,100,169
Materials	112,162,685	—	—	112,162,685

Tax-Managed U.S. Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$5,623,010	—	—	$5,623,010
Utilities	150,740,551	—	—	150,740,551
Rights/Warrants
Health Care	—	$236,647	—	236,647
Temporary Cash Investments	10,677,715	—	—	10,677,715
Securities Lending Collateral	—	99,268,040	—	99,268,040
TOTAL	$4,232,978,513	$99,508,565	—	$4,332,487,078

Tax-Managed U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (2.7%)
	A.H. Belo Corp., Class A	102,097	$298,123
#	AMC Entertainment Holdings, Inc., Class A	18,144	118,299
	ATN International, Inc.	51,388	2,973,824
*	Ballantyne Strong, Inc.	83,715	289,235
	Beasley Broadcast Group, Inc., Class A	14,405	54,379
#*	Cars.com, Inc.	208,011	2,427,488
	Cinemark Holdings, Inc.	25,600	806,656
*	Clear Channel Outdoor Holdings, Inc.	31,420	85,777
#*	comScore, Inc.	14,250	56,288
#	Consolidated Communications Holdings, Inc.	149,997	724,486
*	Cumulus Media, Inc., Class A	9,275	129,850
#*	Daily Journal Corp.	244	67,100
*	DHI Group, Inc.	62,668	175,470
	Emerald Expositions Events, Inc.	50,232	523,920
#	Entercom Communications Corp., Class A	416,370	1,652,989
	Entravision Communications Corp., Class A	45,270	100,499
#*	Eros International P.L.C.	25,256	60,867
#	EW Scripps Co. (The), Class A	288,708	3,504,915
#*	Fluent, Inc.	32,283	87,487
#	Gannett Co., Inc.	168,162	1,027,470
*	GCI Liberty, Inc., Class A	92,783	6,789,860
*	Gray Television, Inc.	289,439	5,869,823
*	Gray Television, Inc., Class A	2,809	54,073
*	Hemisphere Media Group, Inc.	35,730	480,211
*	IDT Corp., Class B	32,125	242,865
#*	IMAX Corp.	112,966	1,868,458
#*	Iridium Communications, Inc.	234,984	6,003,841
	John Wiley & Sons, Inc., Class A	99,681	4,348,085
*	Liberty Latin America, Ltd., Class A	141,165	2,354,632
#*	Liberty Latin America, Ltd., Class C	268,962	4,532,010
*	Liberty TripAdvisor Holdings, Inc., Class A	189,273	1,114,818
#*	Lions Gate Entertainment Corp., Class A	251,956	2,501,923
#*	Lions Gate Entertainment Corp., Class B	277,563	2,589,663
*	Madison Square Garden Co. (The), Class A	2,810	832,294
*	Marchex, Inc., Class B	37,281	127,128
	Marcus Corp. (The)	108,304	3,157,062
#*	Meet Group, Inc. (The)	378,663	2,018,274
#	Meredith Corp.	84,644	2,543,552
#*	MSG Networks, Inc., Class A	60,153	914,927
#	New York Times Co. (The), Class A	35,492	1,136,099
	News Corp., Class A	1,142,424	15,559,815
	News Corp., Class B	480,622	6,714,289
#	Nexstar Media Group, Inc., Class A	93,401	11,315,531
*	ORBCOMM, Inc.	236,209	847,990
#*	QuinStreet, Inc.	15,681	203,147
#*	Reading International, Inc., Class A	57,580	587,316
*	Reading International, Inc., Class B	6,238	146,468
	Saga Communications, Inc., Class A	32,625	989,190
	Scholastic Corp.	141,084	4,648,718
#	Shenandoah Telecommunications Co.	56,949	2,297,892
	Sinclair Broadcast Group, Inc., Class A	52,257	1,563,529
	Spok Holdings, Inc.	50,399	535,237
#*	TechTarget, Inc.	36,182	918,661
	TEGNA, Inc.	412,001	6,962,817

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Telephone & Data Systems, Inc.	374,746	$8,499,239
	Townsquare Media, Inc., Class A	24,784	239,166
	Tribune Publishing Co.	38,238	480,269
#*	TrueCar Inc.	20,088	74,326
*	United States Cellular Corp.	114,727	3,673,559
#*	Urban One, Inc.	33,283	62,572
#*	Yelp, Inc.	78,785	2,568,391
#*	Zedge, Inc., Class B	8,025	13,643
TOTAL COMMUNICATION SERVICES			133,546,485
CONSUMER DISCRETIONARY — (13.1%)
*	1-800-Flowers.com, Inc., Class A	169,895	2,580,705
	Aaron's, Inc.	241,866	14,357,166
#	Abercrombie & Fitch Co., Class A	274,730	4,494,583
	Acushnet Holdings Corp.	27,312	845,853
#*	Adient P.L.C.	355,360	9,136,306
*	Adtalem Global Education, Inc.	227,790	7,861,033
	AMCON Distributing Co.	388	30,184
*	American Axle & Manufacturing Holdings, Inc.	305,669	2,824,382
	American Eagle Outfitters, Inc.	532,780	7,672,032
*	American Outdoor Brands Corp.	193,734	1,824,974
*	American Public Education, Inc.	46,698	1,112,813
*	America's Car-Mart, Inc.	25,350	2,782,923
	Aramark	316,199	13,957,024
	Ark Restaurants Corp.	11,846	258,361
*	Asbury Automotive Group, Inc.	761	73,398
#*	Ascena Retail Group, Inc.	27,498	120,991
#*	At Home Group, Inc.	163,931	927,849
#*	AutoNation, Inc.	282,641	11,995,284
#*	Barnes & Noble Education, Inc.	17,423	59,935
	Bassett Furniture Industries, Inc.	44,588	545,311
	BBX Capital Corp.	52,734	204,608
*	Beazer Homes USA, Inc.	4,951	68,076
#	Bed Bath & Beyond, Inc.	105,528	1,503,774
	Big 5 Sporting Goods Corp.	3,800	14,174
#	Big Lots, Inc.	106,808	2,890,224
*	Biglari Holdings, Inc., Class A	125	78,688
*	Biglari Holdings, Inc., Class B	3,228	350,173
#	BJ's Restaurants, Inc.	51,969	2,067,327
#*	Blue Apron Holdings, Inc., Class A	4,737	18,285
#*	Boot Barn Holdings, Inc.	72,876	3,058,606
	BorgWarner, Inc.	321,069	11,009,456
	Bowl America, Inc., Class A	10,764	162,644
	Boyd Gaming Corp.	179,677	5,363,358
	Brunswick Corp.	63,235	3,974,320
#*	Build-A-Bear Workshop, Inc.	65,552	274,007
	Caleres, Inc.	191,145	3,354,595
	Callaway Golf Co.	299,669	6,418,910
	Canterbury Park Holding Corp.	7,625	95,618
*	Capri Holdings, Ltd.	154,951	4,642,332
	Carriage Services, Inc.	112,500	2,662,875
#*	Carrols Restaurant Group, Inc.	133,112	604,328
	Cato Corp. (The), Class A	2,702	43,340
*	Cavco Industries, Inc.	29,876	6,692,822
*	Century Casinos, Inc.	501	4,173
#*	Century Communities, Inc.	88,510	2,626,092
	Chico's FAS, Inc.	348,600	1,356,054
*	Chuy's Holdings, Inc.	63,169	1,550,799
	Citi Trends, Inc.	16,400	381,956

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Columbia Sportswear Co.	9,424	$885,102
#*	Conn's, Inc.	111,512	976,845
#*	Container Store Group, Inc. (The)	50,854	205,450
	Cooper Tire & Rubber Co.	224,450	5,945,680
*	Cooper-Standard Holdings, Inc.	37,411	992,140
	Core-Mark Holding Co., Inc.	203,514	4,770,368
	CSS Industries, Inc.	24,910	232,909
	Culp, Inc.	36,886	465,870
	Dana, Inc.	305,094	4,701,499
*	Deckers Outdoor Corp.	4,900	935,459
*	Del Taco Restaurants, Inc.	169,662	1,279,251
*	Delta Apparel, Inc.	20,134	504,961
#	Designer Brands, Inc., Class A	240,323	3,422,200
*	Destination XL Group, Inc.	61,171	67,900
	Dick's Sporting Goods, Inc.	240,148	10,621,746
#	Dillard's, Inc., Class A	154,053	9,354,098
#	Dine Brands Global, Inc.	23,801	2,029,035
#*	Dorman Products, Inc.	31,097	2,170,571
	Dover Motorsports, Inc.	50,189	91,344
#*	Drive Shack, Inc.	27,340	103,345
	Educational Development Corp.	4,552	25,946
#*	El Pollo Loco Holdings, Inc.	91,679	1,263,337
#*	Eldorado Resorts, Inc.	67,712	4,047,823
*	Emerson Radio Corp.	19,652	16,704
	Escalade, Inc.	31,822	280,034
	Ethan Allen Interiors, Inc.	103,362	1,669,296
*	Everi Holdings, Inc.	15,873	198,413
*	Express, Inc.	17,000	68,170
	Extended Stay America, Inc.	268,523	3,469,317
#*	Fiesta Restaurant Group, Inc.	69,300	688,149
#	Flanigan's Enterprises, Inc.	5,416	114,819
	Flexsteel Industries, Inc.	32,999	541,184
	Foot Locker, Inc.	237,583	9,021,027
#*	Fossil Group, Inc.	129,062	868,587
*	Francesca's Holdings Corp.	1,701	12,996
#	GameStop Corp., Class A	58,831	225,911
	Gap, Inc. (The)	333,254	5,801,952
#*	Genesco, Inc.	79,852	3,139,781
	Gentex Corp.	386,914	11,518,430
*	Gentherm, Inc.	36,152	1,666,969
#*	G-III Apparel Group, Ltd.	166,187	4,521,948
	Goodyear Tire & Rubber Co. (The)	584,703	7,677,150
	Graham Holdings Co., Class B	17,086	9,383,973
*	Green Brick Partners, Inc.	64,969	752,991
	Group 1 Automotive, Inc.	122,299	12,324,070
#	Guess?, Inc.	236,111	5,026,803
#*	Habit Restaurants, Inc. (The), Class A	72,408	1,007,195
#	Hamilton Beach Brands Holding Co., Class A	38,918	614,904
#	Harley-Davidson, Inc.	42,964	1,434,998
	Haverty Furniture Cos., Inc.	108,607	2,186,259
	Haverty Furniture Cos., Inc., Class A	700	14,095
*	Helen of Troy, Ltd.	72,774	13,757,925
#*	Hibbett Sports, Inc.	53,688	1,330,389
#	Hooker Furniture Corp.	53,234	1,311,686
#*	Horizon Global Corp.	39,728	133,883
*	Houghton Mifflin Harcourt Co.	462,813	2,554,728
#*	iRobot Corp.	1,711	80,503
*	J Alexander's Holdings, Inc.	32,233	308,792
	Johnson Outdoors, Inc., Class A	49,152	3,863,347

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	K12, Inc.	189,192	$3,053,559
	KB Home	37,889	1,422,732
	Kohl's Corp.	305,090	13,042,597
*	Lakeland Industries, Inc.	28,884	402,643
#*	Lands' End, Inc.	31,185	363,305
*	Laureate Education, Inc., Class A	100,296	2,090,169
	La-Z-Boy, Inc.	211,867	6,491,605
	LCI Industries	3,680	397,330
*	Leaf Group, Ltd.	63,954	223,199
	Lear Corp.	51,561	6,351,284
#*	LGI Homes, Inc.	31,702	2,527,917
	Lifetime Brands, Inc.	61,457	416,064
*	Lincoln Educational Services Corp.	8,887	20,973
#*	Liquidity Services, Inc.	52,557	279,603
#	Lithia Motors, Inc., Class A	85,067	11,538,488
*	M/I Homes, Inc.	95,252	4,228,236
#	Macy's, Inc.	1,015,079	16,190,510
*	MarineMax, Inc.	127,066	2,532,425
	Marriott Vacations Worldwide Corp.	162,192	19,501,966
	MDC Holdings, Inc.	201,448	8,489,019
»	Media General, Inc.	109,358	10,334
*	Meritage Homes Corp.	93,172	6,611,485
*	Modine Manufacturing Co.	163,325	1,148,175
*	Mohawk Industries, Inc.	43,290	5,700,427
#*	Monarch Casino & Resort, Inc.	8,637	463,634
#	Monro, Inc.	3,107	194,809
#*	Motorcar Parts of America, Inc.	82,383	1,636,126
#	Movado Group, Inc.	70,300	1,210,566
*	Murphy USA, Inc.	16,193	1,654,439
	Nathan's Famous, Inc.	8,610	568,260
#*	National Vision Holdings, Inc.	26,616	908,138
*	Nautilus, Inc.	3,361	10,688
	Newell Brands, Inc.	720,914	14,079,450
	Office Depot, Inc.	487,800	1,082,916
	Oxford Industries, Inc.	23,537	1,633,468
	P&F Industries, Inc., Class A	1,423	9,961
#*	Party City Holdco, Inc.	13,507	38,900
#	Penske Automotive Group, Inc.	278,767	13,093,686
*	Perdoceo Education Corp.	170,253	3,027,098
#*	Playa Hotels & Resorts NV	60,944	427,827
*	PlayAGS, Inc.	4,127	42,426
*	Potbelly Corp.	92,438	398,408
	PulteGroup, Inc.	692,549	30,922,313
	PVH Corp.	156,690	13,658,667
*	Qurate Retail, Inc.	634,091	5,408,796
	Ralph Lauren Corp.	34,537	3,919,950
	RCI Hospitality Holdings, Inc.	40,210	712,923
#*	Red Lion Hotels Corp.	41,100	113,436
#*	Red Robin Gourmet Burgers, Inc.	68,538	2,252,844
#*	Regis Corp.	113,087	1,755,110
	Rocky Brands, Inc.	19,704	534,767
#*	Rubicon Project, Inc. (The)	91,740	858,686
*	Select Interior Concepts, Inc., Class A	6,099	50,378
	Service Corp. International	2,343	112,347
*	Shiloh Industries, Inc.	79,194	268,468
#	Shoe Carnival, Inc.	103,146	3,698,816
#	Signet Jewelers, Ltd.	190,097	4,621,258
*	Skechers U.S.A., Inc., Class A	93,500	3,495,965
*	Skyline Champion Corp.	27,863	801,061

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Sonic Automotive, Inc., Class A	74,094	$2,343,593
#*	Sportsman's Warehouse Holdings, Inc.	25,198	163,283
	Stage Stores, Inc.	5,275	5,908
*	Stamps.com, Inc.	26,128	1,946,275
	Standard Motor Products, Inc.	123,563	6,002,691
*	Stoneridge, Inc.	106,741	2,973,804
	Strattec Security Corp.	8,613	189,443
	Superior Group of Cos, Inc.	78,672	907,088
	Superior Industries International, Inc.	39,616	126,771
*	Tandy Leather Factory, Inc.	48,594	271,155
	Tapestry, Inc.	265,073	6,830,931
*	Taylor Morrison Home Corp.	351,801	9,104,610
	Tilly's, Inc., Class A	77,295	657,008
	Toll Brothers, Inc.	777,321	34,481,960
*	TopBuild Corp.	84,791	9,709,417
*	TravelCenters of America, Inc.	7,328	123,404
#*	TRI Pointe Group, Inc.	457,997	7,447,031
#	Twin River Worldwide Holding, Inc.	9,914	264,208
*	Unifi, Inc.	94,608	2,035,964
*	Universal Electronics, Inc.	48,433	2,398,886
*	Universal Technical Institute, Inc.	3,080	23,685
#*	Urban Outfitters, Inc.	428,884	10,979,430
*	Vera Bradley, Inc.	102,746	984,307
*	Vista Outdoor, Inc.	109,714	815,175
*	VOXX International Corp.	83,524	359,153
	Weyco Group, Inc.	23,406	530,146
	Winnebago Industries, Inc.	100,191	5,486,459
	Wolverine World Wide, Inc.	46,732	1,475,329
#*	ZAGG, Inc.	113,335	856,813
*	Zumiez, Inc.	29,347	914,746
TOTAL CONSUMER DISCRETIONARY			644,722,281
CONSUMER STAPLES — (3.9%)
	Alico, Inc.	16,418	590,884
	Andersons, Inc. (The)	112,222	2,538,462
*	Bridgford Foods Corp.	2,376	45,287
	Bunge, Ltd.	304,067	15,942,233
#	Cal-Maine Foods, Inc.	61,838	2,206,998
	Casey's General Stores, Inc.	4,430	712,610
#*	Central Garden & Pet Co.	61,250	1,972,863
*	Central Garden & Pet Co., Class A	176,558	5,289,678
#*	Chefs' Warehouse, Inc. (The)	79,072	2,878,221
#	Coty, Inc., Class A	1,069,054	10,968,494
#*	Craft Brew Alliance, Inc.	79,524	1,304,194
*	Darling Ingredients, Inc.	704,265	19,106,709
*	Edgewell Personal Care Co.	149,184	3,851,931
*	elf Beauty Inc.	21,988	344,772
#*	Farmer Brothers Co.	16,731	200,437
#	Fresh Del Monte Produce, Inc.	237,709	7,459,308
#*	Hain Celestial Group, Inc. (The)	181,064	4,383,559
#*	Hostess Brands, Inc.	365,607	4,906,446
	Ingles Markets, Inc., Class A	64,605	2,693,382
	Ingredion, Inc.	148,866	13,100,208
	Inter Parfums, Inc.	11,941	825,243
	J&J Snack Foods Corp.	800	132,672
	John B. Sanfilippo & Son, Inc.	26,769	2,256,627
#*	Landec Corp.	114,200	1,279,040
	Limoneira Co.	6,474	126,372
	Mannatech, Inc.	7,995	127,041

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	MGP Ingredients, Inc.	11,800	$401,908
*	Natural Alternatives International, Inc.	27,320	223,478
	Natural Grocers by Vitamin Cottage, Inc.	72,004	651,636
*	Nature's Sunshine Products, Inc.	1,214	11,606
	Nu Skin Enterprises, Inc., Class A	50,025	1,630,315
	Oil-Dri Corp. of America	28,763	1,018,210
*	Pilgrim's Pride Corp.	100,890	2,628,184
*	Post Holdings, Inc.	247,824	25,914,956
	PriceSmart, Inc.	38,857	2,380,380
#*	Pyxus International, Inc.	10,941	74,946
	Sanderson Farms, Inc.	49,757	6,851,041
	Seaboard Corp.	2,543	9,804,816
*	Seneca Foods Corp., Class A	25,957	1,026,599
*	Seneca Foods Corp., Class B	1,786	69,484
*	Simply Good Foods Co. (The)	44,769	1,028,344
	SpartanNash Co.	132,768	1,617,114
	Spectrum Brands Holdings, Inc.	39,407	2,419,984
#*	TreeHouse Foods, Inc.	169,629	7,565,453
#*	United Natural Foods, Inc.	205,965	1,482,948
	Universal Corp.	108,949	5,790,639
*	US Foods Holding Corp.	311,820	12,525,809
	Village Super Market, Inc., Class A	34,357	764,787
#	Weis Markets, Inc.	84,995	3,118,467
TOTAL CONSUMER STAPLES			194,244,775
ENERGY — (5.5%)
	Adams Resources & Energy, Inc.	23,204	820,493
	Amplify Energy Corp.	48,814	263,107
#*	Antero Resources Corp.	203,360	376,216
	Apache Corp.	288,605	7,919,321
*	Apergy Corp.	83,655	2,163,318
#	Arch Coal, Inc., Class A	54,127	2,789,164
	Archrock, Inc.	372,485	3,110,250
*	Ardmore Shipping Corp.	73,653	452,966
*	Aspen Aerogels, Inc.	11,182	92,475
	Berry Petroleum Corp.	40,762	279,220
#*	Bonanza Creek Energy, Inc.	49,718	904,370
#*	Callon Petroleum Co.	545,816	1,637,448
#*	Centennial Resource Development, Inc., Class A	455,272	1,484,187
	Cimarex Energy Co.	220,598	9,682,046
*	Clean Energy Fuels Corp.	649,338	1,493,477
#*	CNX Resources Corp.	380,370	2,750,075
#*	CONSOL Energy, Inc.	1	8
#*	Contango Oil & Gas Co.	27,020	105,648
#	CVR Energy, Inc.	10,755	372,231
#*	Dawson Geophysical Co.	8,079	19,390
#	Delek US Holdings, Inc.	279,715	7,680,974
	Devon Energy Corp.	165,163	3,587,340
#	DHT Holdings, Inc.	462,896	2,606,104
	DMC Global, Inc.	16,522	691,115
#*	Dorian LPG, Ltd.	155,520	2,040,422
#*	Dril-Quip, Inc.	134,948	5,519,373
#*	Earthstone Energy, Inc., Class A	18,748	93,740
	EnLink Midstream LLC	908,146	4,567,974
#	EQT Corp.	235,849	1,426,886
*	Era Group, Inc.	78,678	782,059
	Evolution Petroleum Corp.	24,641	124,191
*	Exterran Corp.	33,092	178,697
#*	Extraction Oil & Gas, Inc.	106,611	151,388

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Frank's International NV	168,457	$589,600
#	GasLog, Ltd.	119,346	773,362
*	Geospace Technologies Corp.	54,641	732,736
#*	Goodrich Petroleum Corp.	1,736	11,649
#	Green Plains, Inc.	168,233	2,097,866
*	Gulf Island Fabrication, Inc.	84,917	433,077
	Hallador Energy Co.	27,622	45,853
*	Helix Energy Solutions Group, Inc.	324,582	2,707,014
	Helmerich & Payne, Inc.	382,236	15,499,670
	HollyFrontier Corp.	486,689	21,862,070
#*	Hornbeck Offshore Services, Inc.	17,941	1,848
*	International Seaways, Inc.	100,645	2,240,358
#*	KLX Energy Services Holdings, Inc.	72,080	291,203
	Kosmos Energy, Ltd.	737,042	3,766,285
*	Laredo Petroleum, Inc.	621,532	1,069,035
#	Liberty Oilfield Services, Inc., Class A	23,786	201,705
#*	Lonestar Resources US, Inc., Class A	19,739	35,925
	Marathon Oil Corp.	16,091	182,955
#*	Matador Resources Co.	398,023	5,838,997
*	Matrix Service Co.	81,594	1,641,671
*	Mitcham Industries, Inc.	59,218	168,179
#*	Montage Resources Corp.	3,756	13,709
#	Murphy Oil Corp.	567,620	11,897,315
	Nabors Industries, Ltd.	820,610	1,698,663
	NACCO Industries, Inc., Class A	24,983	1,177,699
	National Oilwell Varco, Inc.	554,583	11,429,956
*	Natural Gas Services Group, Inc.	49,000	515,480
	Navios Maritime Acquisition Corp.	1,692	8,968
#*	Newpark Resources, Inc.	343,498	1,717,490
*	NexTier Oilfield Solutions, Inc.	292,833	1,508,090
#*	Nine Energy Service, Inc.	17,019	82,372
#*	Noble Corp. P.L.C.	977,288	789,453
	Nordic American Tankers, Ltd.	49,851	168,496
#*	Northern Oil and Gas, Inc.	47,975	79,639
#*	Oasis Petroleum, Inc.	1,262,724	2,841,129
*	Oceaneering International, Inc.	352,589	4,375,629
*	Oil States International, Inc.	190,945	2,058,387
*	Overseas Shipholding Group, Inc., Class A	18,974	33,774
	Panhandle Oil and Gas, Inc., Class A	10,440	75,481
*	Par Pacific Holdings, Inc.	50,474	1,015,537
	Parsley Energy, Inc., Class A	958,953	15,956,978
	Patterson-UTI Energy, Inc.	672,184	5,337,141
	PBF Energy, Inc., Class A	430,919	11,764,089
#*	PDC Energy, Inc.	299,623	6,468,861
*	Penn Virginia Corp.	41,659	890,253
*	PrimeEnergy Resources Corp.	157	22,867
*	ProPetro Holding Corp.	124,908	1,216,604
#	Range Resources Corp.	95,274	285,822
#*	Renewable Energy Group, Inc.	202,352	5,317,811
*	REX American Resources Corp.	42,255	3,183,914
#*	RigNet, Inc.	43,130	179,421
#*	Ring Energy, Inc.	6,066	13,103
#	RPC, Inc.	50,979	230,935
*	SandRidge Energy, Inc.	3,000	7,650
#	Scorpio Tankers, Inc.	202,471	4,725,673
*	SEACOR Holdings, Inc.	70,739	2,659,079
*	SEACOR Marine Holdings, Inc.	80,433	839,721
*	Select Energy Services, Inc., Class A	148,672	1,034,757
#	SFL Corp., Ltd.	239,514	3,171,165

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	SilverBow Resources, Inc.	2,808	$14,939
	SM Energy Co.	392,565	3,603,747
#	Solaris Oilfield Infrastructure, Inc., Class A	12,334	142,211
#*	Southwestern Energy Co.	580,723	911,735
#*	Talos Energy, Inc.	64,944	1,424,871
	TechnipFMC P.L.C.	204,093	3,369,575
#	Teekay Corp.	3,847	13,695
*	Teekay Tankers, Ltd., Class A	19,695	320,832
#*	Tidewater, Inc.	71,429	1,084,292
#*	Transocean, Ltd.	577,633	2,634,006
#*	Unit Corp.	57,324	22,918
#	US Silica Holdings, Inc.	100,509	516,616
#	Valaris P.L.C.	328,138	1,676,785
#*	Whiting Petroleum Corp.	258,389	1,173,086
	World Fuel Services Corp.	217,237	8,498,311
*	WPX Energy, Inc.	1,451,842	17,349,512
TOTAL ENERGY			273,906,973
FINANCIALS — (28.4%)
#	1st Constitution Bancorp	4,837	97,466
	1st Source Corp.	131,734	6,216,527
	ACNB Corp.	2,174	69,677
#*	Allegiance Bancshares, Inc.	41,938	1,560,094
*	A-Mark Precious Metals, Inc.	3,456	27,579
#*	Ambac Financial Group, Inc.	12,275	263,053
	American Equity Investment Life Holding Co.	318,969	8,423,971
	American Financial Group, Inc.	164,446	17,890,080
	American National Bankshares, Inc.	22,882	780,276
	American National Insurance Co.	46,339	5,104,704
	American River Bankshares	8,728	126,294
	Ameris Bancorp	206,424	8,296,181
	AMERISAFE, Inc.	15,891	1,087,262
	AmeriServ Financial, Inc.	72,711	298,115
	Ames National Corp.	2,159	57,602
	Argo Group International Holdings, Ltd.	141,225	9,264,360
	Arrow Financial Corp.	12,018	421,351
	Associated Banc-Corp	574,803	11,455,824
	Associated Capital Group, Inc., Class A	264	11,027
	Assurant, Inc.	119,360	15,583,642
	Assured Guaranty, Ltd.	491,931	22,550,117
*	Asta Funding, Inc.	6,462	66,365
*	Athene Holding, Ltd., Class A	345,170	15,035,605
	Atlantic American Corp.	9,523	21,046
*	Atlantic Capital Bancshares, Inc.	62,703	1,183,206
	Atlantic Union Bankshares Corp.	257,462	8,673,895
#*	Atlanticus Holdings Corp.	55,958	781,174
	Auburn National Bancorporation, Inc.	513	29,241
	Axis Capital Holdings, Ltd.	237,586	15,264,900
#*	Axos Financial, Inc.	227,512	6,409,013
	Banc of California, Inc.	144,231	2,301,927
	BancFirst Corp.	18,886	1,091,611
*	Bancorp, Inc. (The)	183,030	2,165,245
	BancorpSouth Bank	275,023	7,857,407
	Bank of Commerce Holdings	20,667	221,137
	Bank of Marin Bancorp	28,279	1,245,973
	Bank of NT Butterfield & Son, Ltd. (The)	8,955	297,485
	Bank of Princeton (The)	770	23,485
	Bank OZK	374,398	10,176,138
	BankFinancial Corp.	56,993	710,703

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BankUnited, Inc.	240,878	$7,948,974
#	Bankwell Financial Group, Inc.	7,894	213,375
	Banner Corp.	105,383	5,432,494
	Bar Harbor Bankshares	40,267	885,874
#*	Baycom Corp.	10,560	237,178
	BCB Bancorp, Inc.	21,361	280,256
	Berkshire Hills Bancorp, Inc.	172,008	4,842,025
*	Blucora, Inc.	156,597	3,531,262
	Blue Capital Reinsurance Holdings, Ltd.	6,042	42,173
#	BOK Financial Corp.	127,970	10,096,833
	Boston Private Financial Holdings, Inc.	242,481	2,764,283
	Bridge Bancorp, Inc.	42,292	1,283,562
#*	Bridgewater Bancshares, Inc.	7,732	102,062
*	Brighthouse Financial, Inc.	11,910	463,299
	Brookline Bancorp, Inc.	273,201	4,152,655
	Bryn Mawr Bank Corp.	46,293	1,736,913
	Byline Bancorp, Inc.	19,816	382,449
	C&F Financial Corp.	7,417	371,221
	Cadence BanCorp	387,478	6,056,281
	California First National Bancorp	14,758	247,197
	Cambridge Bancorp	293	21,149
	Camden National Corp.	45,782	2,163,657
*	Cannae Holdings, Inc.	30,274	1,230,941
	Capital City Bank Group, Inc.	96,611	2,755,346
	Capitol Federal Financial, Inc.	413,297	5,447,254
	Capstar Financial Holdings, Inc.	6,699	100,284
	Carolina Financial Corp.	33,787	1,295,731
	Cathay General Bancorp	281,020	10,133,581
	CBTX, Inc.	3,283	97,013
	CenterState Bank Corp.	177,764	4,010,356
	Central Pacific Financial Corp.	38,844	1,077,144
	Central Valley Community Bancorp	19,629	368,829
	Century Bancorp, Inc., Class A	7,789	669,854
	Chemung Financial Corp.	1,976	78,388
	CIT Group, Inc.	301,694	13,790,433
	Citizens & Northern Corp.	13,179	336,987
	Citizens Community Bancorp, Inc.	33,725	404,026
	Citizens Holding Co.	1,122	24,179
#*	Citizens, Inc.	133,854	811,155
	City Holding Co.	14,788	1,119,156
	Civista Bancshares, Inc.	20,243	445,548
	CNB Financial Corp.	22,946	678,284
	CNO Financial Group, Inc.	1,201,584	21,135,863
	Codorus Valley Bancorp, Inc.	10,987	239,517
	Colony Bankcorp, Inc.	4,653	71,424
	Columbia Banking System, Inc.	213,971	8,280,678
	Community Bank System, Inc.	89,651	5,941,172
	Community Bankers Trust Corp.	3,617	31,938
	Community Financial Corp. (The)	2,339	79,526
	Community Trust Bancorp, Inc.	54,019	2,363,331
	Community West Bancshares	18,755	206,305
	ConnectOne Bancorp, Inc.	116,953	2,761,260
#*	Consumer Portfolio Services, Inc.	78,997	278,859
#*	Cowen, Inc., Class A	66,804	1,073,540
#	Crawford & Co., Class A	1,705	14,902
#*	Customers Bancorp, Inc.	32,075	685,763
	CVB Financial Corp.	34,390	714,280
	Dime Community Bancshares, Inc.	116,730	2,265,729
	Donegal Group, Inc., Class A	77,145	1,076,173

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc., Class B	6,421	$77,501
*	Donnelley Financial Solutions, Inc.	45,206	409,566
	E*TRADE Financial Corp.	38,306	1,632,602
	Eagle Bancorp, Inc.	67,539	2,951,454
	East West Bancorp, Inc.	850	38,964
*	Elevate Credit, Inc.	20,387	118,448
	Employers Holdings, Inc.	110,964	4,732,615
#*	Encore Capital Group, Inc.	96,854	3,288,193
*	Enova International, Inc.	70,042	1,755,253
*	Enstar Group, Ltd.	28,937	5,651,107
	Enterprise Bancorp, Inc.	13,115	406,827
	Enterprise Financial Services Corp.	42,119	1,832,598
*	Equity Bancshares, Inc., Class A	31,192	837,817
	ESSA Bancorp, Inc.	24,400	413,580
	Evans Bancorp, Inc.	8,795	343,357
#*	EZCORP, Inc., Class A	115,496	718,385
	Farmers National Banc Corp.	44,163	698,659
	FB Financial Corp.	8,170	291,261
	FBL Financial Group, Inc., Class A	116,453	6,262,842
	Federal Agricultural Mortgage Corp., Class A	2,759	186,757
	Federal Agricultural Mortgage Corp., Class C	42,472	3,240,614
	FedNat Holding Co.	58,542	909,157
	Financial Institutions, Inc.	50,057	1,542,256
*	First Acceptance Corp.	90,168	62,216
	First American Financial Corp.	291,331	18,056,695
	First Bancorp	63,922	2,267,953
	First BanCorp	716,868	6,645,366
	First Bancorp, Inc.	22,437	634,518
	First Bancshares, Inc. (The)	17,608	606,067
#	First Bank	15,772	168,760
	First Busey Corp.	98,849	2,520,649
	First Business Financial Services, Inc.	11,992	301,959
	First Choice Bancorp	400	9,736
	First Citizens BancShares, Inc., Class A	21,741	11,453,594
	First Commonwealth Financial Corp.	285,908	3,865,476
	First Community Bancshares, Inc.	65,021	1,905,766
	First Community Corp.	2,111	43,339
	First Defiance Financial Corp.	69,285	2,036,286
	First Financial Bancorp	360,197	8,659,136
	First Financial Corp.	50,392	2,102,858
	First Financial Northwest, Inc.	75,536	1,105,092
	First Foundation, Inc.	111,759	1,844,023
	First Horizon National Corp.	795,087	12,721,392
	First Internet Bancorp	9,968	264,252
	First Interstate BancSystem, Inc., Class A	121,991	4,696,653
	First Merchants Corp.	176,236	7,005,381
	First Mid Bancshares, Inc.	16,535	541,521
	First Midwest Bancorp, Inc.	385,869	7,694,228
	First Northwest Bancorp	7,168	113,183
	First of Long Island Corp. (The)	47,739	1,053,122
#	First Savings Financial Group, Inc.	426	27,264
	First United Corp.	7,060	168,805
	Flagstar Bancorp, Inc.	190,559	6,715,299
	Flushing Financial Corp.	119,416	2,372,796
	FNB Corp.	1,048,665	12,237,921
#	Franklin Financial Network, Inc.	29,474	1,086,706
	FS Bancorp, Inc.	3,877	212,149
	Fulton Financial Corp.	736,177	12,124,835
#	GAIN Capital Holdings, Inc.	8,300	32,453

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	GAMCO Investors, Inc., Class A	4,598	$76,097
*	Genworth Financial, Inc., Class A	20,742	85,042
#	German American Bancorp, Inc.	93,044	3,181,174
#	Glacier Bancorp, Inc.	20,333	861,509
	Global Indemnity, Ltd.	56,695	1,787,593
	Great Southern Bancorp, Inc.	37,966	2,160,645
	Great Western Bancorp, Inc.	203,581	6,015,819
*	Green Dot Corp., Class A	36,947	1,111,366
#*	Greenlight Capital Re, Ltd., Class A	120,387	1,120,803
	Guaranty Bancshares, Inc.	7,495	229,347
	Guaranty Federal Bancshares, Inc.	14,051	333,711
*	Hallmark Financial Services, Inc.	59,157	1,017,500
	Hancock Whitney Corp.	306,914	12,196,762
	Hanmi Financial Corp.	112,248	1,888,011
	Hanover Insurance Group, Inc. (The)	78,762	10,914,838
*	HarborOne Bancrop, Inc.	47,720	520,625
	Hawthorn Bancshares, Inc.	14,406	327,737
#	HCI Group, Inc.	32,155	1,423,502
	Heartland Financial USA, Inc.	84,837	4,149,378
	Heritage Commerce Corp.	111,283	1,290,883
	Heritage Financial Corp.	65,383	1,685,574
	Heritage Insurance Holdings, Inc.	63,564	766,582
	Hilltop Holdings, Inc.	306,847	6,947,016
	Hingham Institution for Savings	1,253	262,366
*	HMN Financial, Inc.	17,795	372,093
	Home Bancorp, Inc.	9,829	349,519
	Home BancShares, Inc.	30,232	578,036
*	HomeStreet, Inc.	71,609	2,299,365
	HomeTrust Bancshares, Inc.	21,623	573,442
	Hope Bancorp, Inc.	427,801	5,948,573
	Horace Mann Educators Corp.	204,780	8,807,588
	Horizon Bancorp, Inc.	90,914	1,538,265
*	Howard Bancorp, Inc.	12,359	208,744
	IBERIABANK Corp.	187,885	13,661,118
	Independence Holding Co.	6,977	282,499
	Independent Bank Corp.	82,409	5,949,930
	Independent Bank Corp.	43,229	924,236
	Independent Bank Group, Inc.	132,385	7,085,245
	International Bancshares Corp.	272,142	10,722,395
*	INTL. FCStone, Inc.	41,691	1,986,993
#	Invesco, Ltd.	838,661	14,508,835
	Investar Holding Corp.	3,508	77,562
	Investors Bancorp, Inc.	1,084,861	13,110,545
	Investors Title Co.	7,512	1,185,394
	James River Group Holdings, Ltd.	12,755	547,700
#	Janus Henderson Group P.L.C.	635,093	16,048,800
#	Jefferies Financial Group, Inc.	196,427	4,250,680
	Kearny Financial Corp.	268,141	3,311,541
	Kemper Corp.	207,493	15,441,629
	Kentucky First Federal Bancorp	496	3,819
	Kingstone Cos., Inc.	1,214	9,591
	Ladenburg Thalmann Financial Services, Inc.	10,814	37,741
#	Lake Shore Bancorp, Inc.	1,066	16,257
	Lakeland Bancorp, Inc.	160,777	2,611,018
	Lakeland Financial Corp.	31,058	1,473,392
	Landmark Bancorp, Inc.	3,430	84,927
	LCNB Corp.	770	12,759
	Legg Mason, Inc.	293,929	11,507,320
*	LendingClub Corp.	6,573	77,036

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Level One Bancorp, Inc.	507	$12,604
	Live Oak Bancshares, Inc.	47,617	832,345
	Luther Burbank Corp.	9,896	102,028
	Macatawa Bank Corp.	84,697	893,553
	Mackinac Financial Corp.	18,725	283,122
#*	Magyar Bancorp, Inc.	6,751	82,767
*	Malvern Bancorp, Inc.	4,264	85,280
	Marlin Business Services Corp.	62,483	1,230,915
#*	MBIA, Inc.	382,403	3,464,571
	Mercantile Bank Corp.	49,463	1,620,903
	Merchants Bancorp	5,774	113,632
	Mercury General Corp.	20,080	985,727
	Meridian Bancorp, Inc.	131,046	2,357,518
	Meta Financial Group, Inc.	96,283	3,583,653
*	Metropolitan Bank Holding Corp.	3,058	150,301
	MGIC Investment Corp.	394,009	5,433,384
	Mid Penn Bancorp, Inc.	262	6,288
	Middlefield Banc Corp.	1,934	48,659
	Midland States Bancorp, Inc.	34,072	900,182
	MidWestOne Financial Group, Inc.	20,714	669,891
#*	Mr Cooper Group, Inc.	163,020	2,018,188
#	MSB Financial Corp.	3,419	59,285
	MutualFirst Financial, Inc.	19,402	722,336
	MVB Financial Corp.	1,514	30,250
	National Bank Holdings Corp., Class A	65,744	2,143,254
	National Bankshares, Inc.	658	26,873
	National General Holdings Corp.	208,102	4,530,381
	National Security Group, Inc. (The)	193	2,846
	National Western Life Group, Inc., Class A	8,940	2,378,040
	Navient Corp.	809,631	11,642,494
	NBT Bancorp, Inc.	85,395	3,227,077
	Nelnet, Inc., Class A	110,931	6,351,909
#	New York Community Bancorp, Inc.	1,634,591	18,078,576
»	NewStar Financial, Inc.	388,119	112,159
*	NI Holdings, Inc.	2,431	37,316
*	Nicholas Financial, Inc.	23,562	195,093
#*	Nicolet Bankshares, Inc.	13,329	941,694
*	NMI Holdings, Inc., Class A	80,581	2,572,146
*	Northeast Bank	11,376	228,316
	Northfield Bancorp, Inc.	157,251	2,498,718
	Northrim BanCorp, Inc.	26,190	985,530
	Northwest Bancshares, Inc.	285,760	4,493,576
	Norwood Financial Corp.	4,180	142,120
	OceanFirst Financial Corp.	128,629	2,991,911
	OFG Bancorp	155,622	3,067,310
	Ohio Valley Banc Corp.	1,614	53,343
	Old National Bancorp	587,691	10,525,546
	Old Republic International Corp.	806,796	18,193,250
	Old Second Bancorp, Inc.	88,537	1,087,677
#*	On Deck Capital, Inc.	181,469	740,394
	OneMain Holdings, Inc.	256,535	10,869,388
	Oppenheimer Holdings, Inc., Class A	12,633	348,039
	Opus Bank	106,379	2,833,405
#	Origin Bancorp, Inc.	576	20,298
	Orrstown Financial Services, Inc.	8,503	175,247
*	Pacific Mercantile Bancorp	38,847	269,210
	Pacific Premier Bancorp, Inc.	168,865	5,032,177
	PacWest Bancorp	412,876	14,471,304
	Park National Corp.	2,936	278,832

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Parke Bancorp, Inc.	5,307	$114,207
	PCSB Financial Corp.	12,075	240,051
	Peapack Gladstone Financial Corp.	63,009	1,841,753
	Penns Woods Bancorp, Inc.	6,916	218,200
	Pennymac Financial Services, Inc.	12,330	415,768
	Peoples Bancorp of North Carolina, Inc.	5,107	139,676
	Peoples Bancorp, Inc.	67,524	2,197,231
	Peoples Financial Services Corp.	1,644	76,199
	People's United Financial, Inc.	1,688,424	26,035,498
	People's Utah Bancorp	9,316	242,961
	Pinnacle Financial Partners, Inc.	226,945	13,403,372
	Piper Sandler Cos.	43,069	3,550,178
	Plumas Bancorp	600	15,240
	Popular, Inc.	353,844	19,801,110
#*	PRA Group, Inc.	165,417	5,849,145
#	Preferred Bank	22,919	1,377,661
	Premier Financial Bancorp, Inc.	40,901	695,317
	ProAssurance Corp.	117,853	3,579,196
	Prosperity Bancshares, Inc.	312,017	21,903,593
	Protective Insurance Corp., Class A	276	4,140
	Protective Insurance Corp., Class B	25,266	393,897
	Provident Financial Holdings, Inc.	26,149	575,539
	Provident Financial Services, Inc.	231,764	5,286,537
	Prudential Bancorp, Inc.	2,664	46,913
	QCR Holdings, Inc.	37,930	1,558,923
	Radian Group, Inc.	439,207	10,756,179
	RBB Bancorp	11,015	216,775
*	Regional Management Corp.	23,874	657,729
	Reinsurance Group of America, Inc.	170,010	24,489,940
	RenaissanceRe Holdings, Ltd.	93,361	17,686,308
	Renasant Corp.	195,792	6,251,639
	Republic Bancorp, Inc., Class A	20,475	857,902
#*	Republic First Bancorp, Inc.	42,994	137,151
	Riverview Bancorp, Inc.	47,214	347,495
	S&T Bancorp, Inc.	87,720	3,297,395
	Safety Insurance Group, Inc.	52,186	4,805,287
	Salisbury Bancorp, Inc.	490	21,781
	Sandy Spring Bancorp, Inc.	117,049	4,073,305
#	Santander Consumer USA Holdings, Inc.	643,133	17,120,200
	SB Financial Group, Inc.	1,320	24,974
	SB One Bancorp	9,849	235,391
*	Seacoast Banking Corp. of Florida	64,429	1,749,247
#*	Security National Financial Corp., Class A	12,409	68,869
*	Select Bancorp, Inc.	8,275	95,990
	Selective Insurance Group, Inc.	140,680	9,320,050
	Shore Bancshares, Inc.	14,010	227,663
	Sierra Bancorp	34,754	930,712
	Signature Bank	54,587	7,745,349
	Simmons First National Corp., Class A	362,067	8,682,367
	SLM Corp.	98,617	1,076,898
	SmartFinancial, Inc.	12,077	261,105
	South State Corp.	120,084	9,079,551
*	Southern First Bancshares, Inc.	18,379	717,700
	Southern Missouri Bancorp, Inc.	11,911	424,270
	Southern National Bancorp of Virginia, Inc.	35,253	547,479
	Southside Bancshares, Inc.	61,787	2,167,488
	Southwest Georgia Financial Corp.	731	24,854
*	Spirit of Texas Bancshares, Inc.	1,487	30,855
	State Auto Financial Corp.	141,448	4,258,999

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sterling Bancorp	728,325	$14,566,500
	Sterling Bancorp, Inc.	22,620	165,805
	Stewart Information Services Corp.	76,617	3,198,760
	Stifel Financial Corp.	183,296	11,857,418
	Stock Yards Bancorp, Inc.	2,249	87,126
	Summit Financial Group, Inc.	14,366	352,685
	Synovus Financial Corp.	338,146	11,841,873
	TCF Financial Corp.	449,286	18,995,812
	Territorial Bancorp, Inc.	22,403	650,359
*	Texas Capital Bancshares, Inc.	169,400	9,310,224
*	Third Point Reinsurance, Ltd.	294,515	3,207,268
	Timberland Bancorp, Inc.	49,488	1,393,582
	Tiptree, Inc.	139,954	958,685
	Tompkins Financial Corp.	14,598	1,256,742
	Towne Bank	169,530	4,501,021
	TriCo Bancshares	58,987	2,147,127
*	TriState Capital Holdings, Inc.	81,212	1,867,064
*	Triumph Bancorp, Inc.	54,132	2,110,065
	TrustCo Bank Corp. NY	258,072	2,046,511
	Trustmark Corp.	303,207	9,696,560
	UMB Financial Corp.	18,792	1,248,916
	Umpqua Holdings Corp.	788,799	13,330,703
#*	Unico American Corp.	35,600	228,196
#	United Bancshares, Inc.	590	14,013
	United Bankshares, Inc.	288,557	9,897,505
	United Community Banks, Inc.	201,739	5,632,553
	United Community Financial Corp.	171,309	1,872,407
	United Fire Group, Inc.	50,977	2,256,242
	United Insurance Holdings Corp.	82,494	836,489
	United Security Bancshares	1,687	16,431
	Unity Bancorp, Inc.	30,640	671,629
	Universal Insurance Holdings, Inc.	49,436	1,203,272
	Univest Financial Corp.	93,182	2,314,641
	Unum Group	656,140	17,512,377
	Valley National Bancorp	1,383,300	14,566,149
	Veritex Holdings, Inc.	78,554	2,224,649
#	Victory Capital Holdings, Inc., Class A	9,243	192,809
	Virtus Investment Partners, Inc.	18,429	2,267,320
	Voya Financial, Inc.	376,240	22,472,815
#	Waddell & Reed Financial, Inc., Class A	91,113	1,455,986
	Walker & Dunlop, Inc.	86,570	5,745,651
	Washington Federal, Inc.	320,090	10,883,060
	Washington Trust Bancorp, Inc.	17,053	807,118
	Waterstone Financial, Inc.	74,016	1,294,540
	Webster Financial Corp.	209,439	9,395,434
	WesBanco, Inc.	220,112	7,290,109
	West Bancorporation, Inc.	90,568	2,073,102
	Western Alliance Bancorp	48,874	2,699,311
	Western New England Bancorp, Inc.	105,704	949,222
	Westwood Holdings Group, Inc.	2,327	65,342
	White Mountains Insurance Group, Ltd.	8,590	9,596,920
	Wintrust Financial Corp.	182,739	11,563,724
#*	World Acceptance Corp.	1,787	154,522
	WR Berkley Corp.	72,875	5,358,499
	WSFS Financial Corp.	166,658	6,647,988
#	WVS Financial Corp.	1,304	21,842
#	Zions Bancorp NA	374,079	17,016,854
TOTAL FINANCIALS			1,403,319,968

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (4.4%)
#*	Abeona Therapeutics, Inc.	6,000	$13,020
#*	Acadia Healthcare Co., Inc.	318,901	10,246,289
#»	Achillion Pharmaceuticals, Inc.	98,996	45,538
#*	Acorda Therapeutics, Inc.	74,300	150,829
*	Addus HomeCare Corp.	2,859	269,718
#*	Adverum Biotechnologies, Inc.	86,143	850,231
*	Aeglea BioTherapeutics, Inc.	3,852	27,966
#*	Akebia Therapeutics, Inc.	30,255	218,441
#*	Allscripts Healthcare Solutions, Inc.	584,191	5,012,359
#*	AMAG Pharmaceuticals, Inc.	27,213	241,107
#*	American Shared Hospital Services	8,624	21,514
*	AMN Healthcare Services, Inc.	35,119	2,366,318
*	Amphastar Pharmaceuticals, Inc.	59,325	1,121,836
*	AnaptysBio, Inc.	13,381	194,292
#*	AngioDynamics, Inc.	128,210	1,765,452
#*	Anika Therapeutics, Inc.	53,584	2,202,838
*	Applied Genetic Technologies Corp.	52,084	327,088
*	Aravive, Inc.	2,023	20,230
*	Ardelyx, Inc.	11,690	82,765
*	Assembly Biosciences, Inc.	72	1,264
#*	Avanos Medical, Inc.	149,660	4,121,636
*	Bio-Rad Laboratories, Inc., Class A	3,997	1,442,597
*	BioTelemetry, Inc.	9,585	468,898
*	Brookdale Senior Living, Inc.	717,167	4,726,131
#	Cantel Medical Corp.	3,078	200,255
#*	Capital Senior Living Corp.	47,634	132,899
#*	Catalyst Biosciences, Inc.	50,873	361,198
*	Centene Corp.	30,389	1,908,733
*	Chimerix, Inc.	31,157	51,409
#	Computer Programs & Systems, Inc.	13,280	345,280
*	Concert Pharmaceuticals, Inc.	3,300	35,244
	CONMED Corp.	92,863	9,442,310
#*	Corvus Pharmaceuticals, Inc.	100	552
#*	Covetrus, Inc.	158,370	1,947,951
#*	Cross Country Healthcare, Inc.	28,266	279,833
*	CryoLife, Inc.	11,043	328,419
#*	Cumberland Pharmaceuticals, Inc.	73,176	355,635
*	Cutera, Inc.	14,665	413,260
#*	Cyclerion Therapeutics, Inc.	11,200	36,736
*	DaVita, Inc.	156,415	12,492,866
#*	Digirad Corp.	5,037	14,305
*	Diplomat Pharmacy, Inc.	25,099	99,894
*	Electromed, Inc.	22,812	222,189
*	Emergent BioSolutions, Inc.	30,272	1,667,685
#*	Enanta Pharmaceuticals, Inc.	16,058	827,629
	Ensign Group, Inc. (The)	13,508	610,562
#*	Enzo Biochem, Inc.	237,277	595,565
#*	Evolent Health, Inc., Class A	303,711	3,061,407
*	Five Prime Therapeutics, Inc.	20,449	96,519
#*	Five Star Senior Living, Inc.	17,200	77,916
#*	Fluidigm Corp.	9,833	37,759
*	FONAR Corp.	19,236	406,072
#*	G1 Therapeutics, Inc.	2,719	52,640
#*	GlycoMimetics, Inc.	29,085	124,484
#*	Harvard Bioscience, Inc.	112,949	335,459
*	HealthStream, Inc.	80,464	2,055,855
#	Hepion Pharmaceuticals, Inc.	4,646	24,066
*	HMS Holdings Corp.	53,878	1,471,947
*	Horizon Therapeutics P.L.C.	114,209	3,939,068

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Inogen, Inc.	1,709	$75,657
#*	Inovalon Holdings, Inc., Class A	8,384	169,860
*	Integer Holdings Corp.	126,414	10,795,756
#*	IntriCon Corp.	12,445	211,938
	Invacare Corp.	130,892	1,006,560
*	IRIDEX Corp.	37,673	99,457
*	Jazz Pharmaceuticals P.L.C.	53,479	7,666,215
#*	Jounce Therapeutics, Inc.	47,764	300,436
#	Kewaunee Scientific Corp.	10,719	132,272
*	Kindred Biosciences, Inc.	56,324	491,709
#*	Lannett Co., Inc.	47,858	389,564
#	LeMaitre Vascular, Inc.	36,090	1,298,699
#*	Lexicon Pharmaceuticals Inc.	9,501	29,358
#*	LHC Group, Inc.	72,851	10,618,033
#*	Ligand Pharmaceuticals, Inc.	11,300	992,253
	Luminex Corp.	88,423	2,005,876
*	Magellan Health, Inc.	88,061	6,446,946
#*	Mallinckrodt P.L.C.	16,900	77,571
*	MEDNAX, Inc.	231,596	5,342,920
*	Menlo Therapeutics, Inc.	2,700	12,420
	Meridian Bioscience, Inc.	85,503	841,350
#*	Merit Medical Systems, Inc.	74,917	2,728,477
#	Merrimack Pharmaceuticals, Inc.	88,063	270,353
#*	Micron Solutions, Inc.	1,132	2,955
#*	Misonix, Inc.	20,233	337,689
*	Mylan NV	72,104	1,544,468
#*	Myriad Genetics, Inc.	168,284	4,653,053
	National HealthCare Corp.	29,307	2,459,443
*	Natus Medical, Inc.	64,491	2,017,923
#	Neoleukin Therapeutics, Inc.	33,079	408,856
*	Neuronetics, Inc.	3,800	13,794
*	NextGen Healthcare, Inc.	25,713	356,382
*	Omnicell, Inc.	1,724	140,127
*	OraSure Technologies, Inc.	144,345	1,017,632
*	Orthofix Medical, Inc.	24,649	1,066,316
#*	Otonomy, Inc.	90,334	289,069
	Owens & Minor, Inc.	297,422	1,861,862
#	Patterson Cos., Inc.	262,980	5,788,190
*	PDL BioPharma, Inc.	630,444	2,074,161
*	Pennant Group, Inc.	6,754	178,306
	Perrigo Co. P.L.C.	444,809	25,371,905
#*	Pfenex, Inc.	26,611	285,270
#*	Premier, Inc., Class A	90,166	3,135,072
#*	Prestige Consumer Healthcare, Inc.	180,765	7,331,828
#*	Protagonist Therapeutics, Inc.	20,402	154,035
*	Prothena Corp. P.L.C.	74,266	903,817
*	Providence Service Corp. (The)	36,733	2,382,135
*	RTI Surgical Holdings, Inc.	318,232	1,323,845
*	SeaSpine Holdings Corp.	24,740	365,162
*	Select Medical Holdings Corp.	369,611	8,441,915
*	Spectrum Pharmaceuticals, Inc.	22,676	57,370
*	Supernus Pharmaceuticals, Inc.	13,224	302,433
*	Surgery Partners, Inc.	32,545	549,034
#*	Syneos Health, Inc.	73,977	4,539,229
#*	Synlogic, Inc.	22,430	60,112
#*	Tivity Health, Inc.	55,373	1,198,549
#*	Triple-S Management Corp., Class B	69,583	1,226,052
	Utah Medical Products, Inc.	1,047	96,397
*	Vanda Pharmaceuticals, Inc.	39,882	508,496

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Varex Imaging Corp.	72,183	$1,995,860
*	Wright Medical Group NV	22,293	671,911
#*	Zynerba Pharmaceuticals, Inc.	4,232	21,329
TOTAL HEALTH CARE			217,127,620
INDUSTRIALS — (19.8%)
	AAR Corp.	153,489	6,535,562
#	ABM Industries, Inc.	293,244	11,184,326
*	Acacia Research Corp.	90,516	226,290
	ACCO Brands Corp.	258,640	2,234,650
	Acme United Corp.	5,282	126,293
	Acuity Brands, Inc.	370	43,612
#	ADT, Inc.	159,408	988,330
*	Advanced Disposal Services, Inc.	37,476	1,234,834
*	AECOM	513,583	24,770,108
*	Aegion Corp.	85,783	1,792,865
#*	AeroCentury Corp.	6,545	28,929
#*	Aerovironment, Inc.	67,646	4,505,900
	AGCO Corp.	273,209	19,162,879
	Air Lease Corp.	384,116	16,493,941
*	Air Transport Services Group, Inc.	120,742	2,531,960
	Alamo Group, Inc.	62,459	7,779,893
	Alaska Air Group, Inc.	94,562	6,107,760
	Albany International Corp., Class A	72,670	5,070,186
	Allied Motion Technologies, Inc.	10,614	486,546
	Altra Industrial Motion Corp.	36,900	1,227,294
	AMERCO	43,390	16,109,405
#*	Ameresco, Inc., Class A	57,237	1,098,378
#*	American Superconductor Corp.	18,570	116,620
*	American Woodmark Corp.	27,892	3,058,358
*	AMREP Corp.	8,943	54,528
	Apogee Enterprises, Inc.	111,923	3,561,390
	Applied Industrial Technologies, Inc.	101,974	6,584,461
	ARC Document Solutions, Inc.	216,090	276,595
	ArcBest Corp.	84,767	1,891,152
	Arconic, Inc.	59,287	1,775,646
	Arcosa, Inc.	212,350	9,290,312
	Argan, Inc.	52,539	2,212,417
*	ASGN, Inc.	152,272	10,307,292
	Astec Industries, Inc.	82,848	3,416,651
*	Astronics Corp.	30,958	780,142
*	Atlas Air Worldwide Holdings, Inc.	92,881	2,075,890
*	Avalon Holdings Corp., Class A	3,700	6,845
	AZZ, Inc.	17,476	721,060
	Barnes Group, Inc.	135,925	8,586,382
	Barrett Business Services, Inc.	9,363	775,537
*	Beacon Roofing Supply, Inc.	246,518	8,162,211
	BG Staffing, Inc.	4,163	83,760
*	BMC Stock Holdings, Inc.	141,915	4,141,789
	Brady Corp., Class A	78,318	4,336,468
#	Briggs & Stratton Corp.	37,612	138,036
#*	BrightView Holdings, Inc.	2,811	44,414
*	Broadwind Energy, Inc.	16,100	24,794
*	Builders FirstSource, Inc.	46,491	1,152,744
#*	CAI International, Inc.	77,631	2,111,563
*	CBIZ, Inc.	181,069	4,888,863
*	CECO Environmental Corp.	97,856	743,706
*	Chart Industries, Inc.	144,806	9,264,688
	Chicago Rivet & Machine Co.	1,983	52,450

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CIRCOR International, Inc.	56,576	$2,349,601
*	Clean Harbors, Inc.	118,511	9,743,974
#*	Colfax Corp.	404,247	14,213,324
	Columbus McKinnon Corp.	75,237	2,632,543
	Comfort Systems USA, Inc.	47,713	2,213,883
*	Commercial Vehicle Group, Inc.	80,072	399,559
	CompX International, Inc.	5,744	92,766
*	Construction Partners, Inc., Class A	9,337	156,675
*	Continental Building Products, Inc.	23,490	868,895
#*	Continental Materials Corp.	1,419	9,998
	Copa Holdings SA, Class A	6,502	636,936
#*	Cornerstone Building Brands, Inc.	41,055	352,252
	Costamare, Inc.	228,623	1,812,980
	Covanta Holding Corp.	4,855	72,728
*	Covenant Transportation Group, Inc., Class A	58,293	739,447
*	CPI Aerostructures, Inc.	71,906	474,580
	CRA International, Inc.	29,637	1,579,059
	Crane Co.	10,478	895,450
	CSW Industrials, Inc.	30,288	2,298,253
#	Cubic Corp.	82,216	5,367,883
	Curtiss-Wright Corp.	97,769	14,218,546
#*	Daseke, Inc.	12,220	37,088
	Deluxe Corp.	59,294	2,857,971
	Douglas Dynamics, Inc.	70,291	3,685,357
*	Ducommun, Inc.	41,557	1,700,928
*	DXP Enterprises, Inc.	62,522	2,167,638
#*	Dycom Industries, Inc.	54,145	2,188,541
#*	Eagle Bulk Shipping, Inc.	109,454	355,725
	Eastern Co. (The)	32,147	890,472
*	Echo Global Logistics, Inc.	104,855	2,032,090
	EMCOR Group, Inc.	20,058	1,648,166
	Encore Wire Corp.	106,136	5,764,246
	Enerpac Tool Group Corp.	78,310	1,809,744
	EnerSys	85,269	6,135,957
	Ennis, Inc.	94,663	1,974,670
	EnPro Industries, Inc.	57,985	3,388,643
	ESCO Technologies, Inc.	81,824	7,851,831
	Espey Manufacturing & Electronics Corp.	13,355	273,777
	Federal Signal Corp.	261,212	8,400,578
	Fluor Corp.	192,402	3,442,072
	Forward Air Corp.	16,501	1,079,990
*	Franklin Covey Co.	71,954	2,288,137
	Franklin Electric Co., Inc.	33,384	1,925,923
*	FTI Consulting, Inc.	118,647	14,244,759
#*	Gates Industrial Corp. P.L.C.	30,810	384,201
#	GATX Corp.	197,842	15,061,711
#	Genco Shipping & Trading, Ltd.	72,631	571,606
*	Gencor Industries, Inc.	51,296	575,028
*	Gibraltar Industries, Inc.	148,815	8,113,394
*	GMS, Inc.	112,805	3,014,150
*	Goldfield Corp. (The)	14,156	48,130
	Gorman-Rupp Co. (The)	131,920	4,869,167
*	GP Strategies Corp.	93,790	1,248,345
	Graham Corp.	12,770	233,436
	Granite Construction, Inc.	169,118	4,588,171
*	Great Lakes Dredge & Dock Corp.	197,942	2,072,453
	Greenbrier Cos., Inc. (The)	119,487	2,878,442
#	Griffon Corp.	250,012	5,197,749
	H&E Equipment Services, Inc.	65,215	1,767,979

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Harsco Corp.	2,148	$32,005
#	Hawaiian Holdings, Inc.	196,281	5,472,314
	Heartland Express, Inc.	56,453	1,055,107
	Heidrick & Struggles International, Inc.	74,957	2,130,278
	Helios Technologies, Inc.	22,457	954,872
*	Herc Holdings, Inc.	45,532	1,826,744
*	Heritage-Crystal Clean, Inc.	41,140	1,166,319
*	Hertz Global Holdings, Inc.	346,638	5,463,015
	Hillenbrand, Inc.	29,536	857,430
*	Houston Wire & Cable Co.	16,754	66,681
*	Hub Group, Inc., Class A	110,401	5,836,901
#*	Hudson Global, Inc.	594	7,134
	Hurco Cos., Inc.	32,038	1,002,789
*	Huron Consulting Group, Inc.	78,127	5,063,411
	Hyster-Yale Materials Handling, Inc.	47,573	2,568,466
*	IAA Inc.	466	22,023
	ICF International, Inc.	61,609	5,396,332
*	IES Holdings, Inc.	2,029	50,745
*	InnerWorkings, Inc.	179,958	746,826
*	Innovative Solutions & Support, Inc.	5,621	32,040
	Insteel Industries, Inc.	73,215	1,637,820
	Interface, Inc.	52,575	845,406
	ITT, Inc.	86,313	5,789,876
	Jacobs Engineering Group, Inc.	16,016	1,481,960
*	JELD-WEN Holding, Inc.	113,516	2,710,762
*	JetBlue Airways Corp.	1,038,540	20,594,248
	Kadant, Inc.	57,227	6,100,398
	Kaman Corp.	77,139	4,761,019
#	KAR Auction Services, Inc.	3,086	64,868
	Kelly Services, Inc., Class A	111,685	1,983,526
	Kennametal, Inc.	146,684	4,589,742
	Kforce, Inc.	1,297	48,054
	Kimball International, Inc., Class B	137,692	2,585,856
*	Kirby Corp.	150,015	10,994,599
#	Knight-Swift Transportation Holdings, Inc.	477,762	17,715,415
	Knoll, Inc.	16,846	417,107
	Korn Ferry	202,269	8,288,984
*	Kratos Defense & Security Solutions, Inc.	25,681	470,990
*	Lawson Products, Inc.	26,425	1,247,788
*	LB Foster Co., Class A	37,590	637,526
	LSI Industries, Inc.	19,174	127,507
*	Lydall, Inc.	102,737	2,099,944
	Macquarie Infrastructure Corp.	214,027	9,440,731
*	Manitex International, Inc.	5,026	28,849
*	Manitowoc Co., Inc. (The)	165,507	2,391,576
	ManpowerGroup, Inc.	105,156	9,620,722
	Marten Transport, Ltd.	324,263	6,731,700
*	Masonite International Corp.	42,675	3,205,319
#*	MasTec, Inc.	222,715	12,861,791
*	Mastech Digital, Inc.	2,816	29,202
	Matson, Inc.	178,811	6,438,984
	Matthews International Corp., Class A	74,818	2,792,208
#*	Maxar Technologies, Inc.	10,362	165,378
	McGrath RentCorp	73,078	5,650,391
*	Mercury Systems, Inc.	16,012	1,228,921
*	Mesa Air Group, Inc.	26,533	226,592
	Miller Industries, Inc.	59,589	2,050,457
*	Mistras Group, Inc.	30,646	339,251
	Mobile Mini, Inc.	198,332	8,278,378

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Moog, Inc., Class A	64,931	$5,818,467
*	MRC Global, Inc.	186,427	2,099,168
	MSC Industrial Direct Co., Inc., Class A	52,014	3,540,593
	Mueller Industries, Inc.	133,910	3,906,155
	Mueller Water Products, Inc., Class A	285,621	3,327,485
*	MYR Group, Inc.	70,755	2,032,084
#	National Presto Industries, Inc.	18,332	1,580,035
	Nielsen Holdings P.L.C.	40,450	825,180
*	NL Industries, Inc.	14,037	47,164
#	NN, Inc.	83,110	717,239
*	Northwest Pipe Co.	51,276	1,678,263
*	NOW, Inc.	396,849	3,972,458
#*	NV5 Global, Inc.	32,961	2,047,208
	nVent Electric P.L.C.	165,310	4,116,219
*	Orion Group Holdings, Inc.	61,237	264,544
	Oshkosh Corp.	168,190	14,471,068
	Owens Corning	335,482	20,293,306
*	PAM Transportation Services, Inc.	25,480	1,360,887
	Park Aerospace Corp.	90,960	1,407,151
	Park-Ohio Holdings Corp.	33,117	973,640
#	Patrick Industries, Inc.	45,534	2,362,304
	Patriot Transportation Holding, Inc.	9,898	118,776
*	Perma-Pipe International Holdings, Inc.	44,798	404,526
*	PGT Innovations, Inc.	80,772	1,251,966
*	PICO Holdings, Inc.	50,122	498,714
	Powell Industries, Inc.	48,374	1,996,395
	Preformed Line Products Co.	17,862	975,622
	Primoris Services Corp.	89,403	1,906,966
	Quanex Building Products Corp.	79,928	1,416,324
	Quanta Services, Inc.	632,156	24,748,907
*	Radiant Logistics, Inc.	163,866	791,473
	Raven Industries, Inc.	40,179	1,260,013
*	RBC Bearings, Inc.	1,128	175,415
*	RCM Technologies, Inc.	78,752	214,993
	Regal Beloit Corp.	146,077	11,461,201
*	Resideo Technologies, Inc.	97,392	991,451
	Resources Connection, Inc.	115,252	1,754,712
	REV Group, Inc.	28,565	285,650
*	Rexnord Corp.	104,382	3,408,072
	Rush Enterprises, Inc., Class A	197,465	8,490,995
	Rush Enterprises, Inc., Class B	51,902	2,302,373
	Ryder System, Inc.	233,530	11,144,052
*	Saia, Inc.	125,236	10,908,056
	Schneider National, Inc., Class B	97,264	2,166,069
	Scorpio Bulkers, Inc.	68,176	250,206
#	Servotronics, Inc.	7,061	75,023
#*	SIFCO Industries, Inc.	12,483	56,049
	Simpson Manufacturing Co., Inc.	105,072	8,686,302
	SkyWest, Inc.	240,109	13,246,814
#	Snap-on, Inc.	21,846	3,487,277
*	SP Plus Corp.	75,311	3,148,753
	Spartan Motors, Inc.	153,129	2,603,193
#*	Spirit Airlines, Inc.	240,280	9,868,300
*	SPX Corp.	66,528	3,264,529
*	SPX FLOW, Inc.	73,038	3,194,682
	Standex International Corp.	54,396	3,975,804
	Steelcase, Inc., Class A	280,648	5,222,859
#*	Stericycle, Inc.	91,777	5,752,582
*	Sterling Construction Co., Inc.	94,214	1,241,269

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Sunrun, Inc.	80,756	$1,375,275
	Systemax, Inc.	121,936	2,883,786
*	Taylor Devices, Inc.	706	8,444
#*	Team, Inc.	122,348	1,663,933
	Terex Corp.	255,808	6,484,733
	Tetra Tech, Inc.	41,404	3,544,182
*	Textainer Group Holdings, Ltd.	70,943	671,830
*	Thermon Group Holdings, Inc.	111,311	2,638,071
	Timken Co. (The)	93,608	4,917,228
	Titan International, Inc.	69,457	198,647
*	Titan Machinery, Inc.	66,278	809,254
*	Transcat, Inc.	8,060	246,636
*	TriMas Corp.	139,851	4,017,919
	Trinity Industries, Inc.	621,127	12,627,512
	Triton International, Ltd.	304,240	11,424,212
	Triumph Group, Inc.	20,391	416,588
*	TrueBlue, Inc.	124,305	2,723,523
#*	Tutor Perini Corp.	162,532	1,830,110
*	Twin Disc, Inc.	43,433	423,472
#*	U.S. Xpress Enterprises, Inc., Class A	4,520	24,679
#*	Ultralife Corp.	50,697	352,344
	UniFirst Corp.	54,144	11,041,586
*	United Rentals, Inc.	1,760	238,814
	Universal Forest Products, Inc.	262,158	12,557,368
	Universal Logistics Holdings, Inc.	11,902	201,144
	US Ecology, Inc.	2,197	118,660
#*	USA Truck, Inc.	28,003	159,337
	Valmont Industries, Inc.	10,279	1,460,235
*	Vectrus, Inc.	35,049	1,953,982
#*	Veritiv Corp.	33,646	473,736
	Viad Corp.	90,779	5,900,635
	Virco Manufacturing Corp.	23,168	93,367
	VSE Corp.	19,023	591,806
	Wabash National Corp.	188,853	2,190,695
	Watts Water Technologies, Inc., Class A	83,941	8,369,757
	Werner Enterprises, Inc.	225,731	8,320,445
*	WESCO International, Inc.	152,556	7,385,236
#*	Willdan Group, Inc.	16,551	548,335
*	Willis Lease Finance Corp.	36,581	2,169,253
*	WillScot Corp.	23,917	450,835
#*	XPO Logistics, Inc.	135,211	12,022,962
TOTAL INDUSTRIALS			979,817,126
INFORMATION TECHNOLOGY — (11.1%)
#*	2U, Inc.	18,746	371,358
*»	Actua Corp.	11,098	4,939
	ADTRAN, Inc.	107,273	970,821
*	Advanced Energy Industries, Inc.	2,785	194,783
*	Agilysys, Inc.	9,963	323,797
*	Airgain, Inc.	2,700	25,515
*	Alithya Group, Inc., Class A	87,929	254,115
*	Alpha & Omega Semiconductor, Ltd.	73,676	898,110
	American Software, Inc., Class A	20,941	312,649
*	Amkor Technology, Inc.	595,912	6,704,010
*	Amtech Systems, Inc.	16,144	82,819
*	Anixter International, Inc.	104,070	10,157,232
*	Arlo Technologies, Inc.	61,047	260,671
*	Arrow Electronics, Inc.	378,565	28,748,226
	AstroNova, Inc.	26,277	326,886

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Avaya Holdings Corp.	28,002	$357,586
*	Aviat Networks, Inc.	7,802	105,639
	Avnet, Inc.	398,050	14,524,844
	AVX Corp.	337,290	6,836,868
*	Aware, Inc.	66,795	240,462
#*	Axcelis Technologies, Inc.	116,642	2,816,904
*	AXT, Inc.	148,738	580,078
	Bel Fuse, Inc., Class A	9,916	140,807
	Bel Fuse, Inc., Class B	20,109	348,288
	Belden, Inc.	88,317	4,351,379
	Benchmark Electronics, Inc.	204,163	6,284,137
#*	BroadVision, Inc.	13,792	40,548
	Brooks Automation, Inc.	176,037	6,703,489
#*	BSQUARE Corp.	33,602	49,059
	Cabot Microelectronics Corp.	6,417	933,738
*	CACI International, Inc., Class A	113,624	30,387,603
*	CalAmp Corp.	56,082	539,509
*	Calix, Inc.	7,278	66,666
	Cass Information Systems, Inc.	1,372	74,115
*	CCUR Holdings, Inc.	33,012	145,253
*	CEVA, Inc.	810	22,154
*	Cirrus Logic, Inc.	123,937	9,519,601
*	Clearfield, Inc.	15,468	196,753
#*	Coherent, Inc.	25,555	3,614,244
	Cohu, Inc.	63,017	1,409,690
	Communications Systems, Inc.	16,885	103,843
*	Computer Task Group, Inc.	47,384	282,409
	Comtech Telecommunications Corp.	96,959	2,803,085
	CoreLogic, Inc.	108,539	5,047,063
#*	Cree, Inc.	49,019	2,278,893
	CSG Systems International, Inc.	18,064	899,948
	CSP, Inc.	5,466	76,797
	CTS Corp.	91,183	2,672,574
*	CyberOptics Corp.	39,249	881,925
	Cypress Semiconductor Corp.	181,517	4,234,792
	Daktronics, Inc.	120,547	711,227
#*	DASAN Zhone Solutions, Inc.	2,100	18,606
*	Data I/O Corp.	18,111	73,531
*	Digi International, Inc.	84,178	1,329,592
*	Diodes, Inc.	224,637	11,600,255
#*	DSP Group, Inc.	70,659	1,021,729
	DXC Technology Co.	45,269	1,443,176
#	Ebix, Inc.	1,200	41,316
*	EchoStar Corp., Class A	164,257	6,554,676
*	EMCORE Corp.	32,405	109,205
	Entegris, Inc.	64,669	3,347,267
*	ePlus, Inc.	62,471	4,980,188
*	ExlService Holdings, Inc.	4,788	350,051
*	Fabrinet	126,948	8,002,802
*	FARO Technologies, Inc.	51,763	2,674,077
#*	First Solar, Inc.	73,494	3,643,833
#*	Fitbit, Inc., Class A	89,900	586,148
*	Flex, Ltd.	769,480	10,118,662
*	FormFactor, Inc.	248,327	6,285,156
*	Frequency Electronics, Inc.	39,092	361,601
*	Genasys, Inc.	7,568	28,910
	GlobalSCAPE, Inc.	12,048	139,034
*	GSE Systems, Inc.	23,168	33,594
*	GSI Technology, Inc.	70,449	571,341

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hackett Group, Inc. (The)	87,795	$1,356,872
*	Harmonic, Inc.	241,571	1,699,452
*	Ichor Holdings, Ltd.	68,339	2,281,839
#*	II-VI, Inc.	205,011	6,898,620
#*	Infinera Corp.	159,869	1,178,235
*	Information Services Group, Inc.	13,681	36,939
*	Insight Enterprises, Inc.	137,520	9,058,442
	InterDigital, Inc.	44,066	2,434,646
*	inTEST Corp.	48,779	263,894
*	Intevac, Inc.	55,464	332,784
	Jabil, Inc.	540,808	21,032,023
	KBR, Inc.	399,723	10,872,466
#	KEMET Corp.	97,770	2,545,931
#*	Key Tronic Corp.	54,827	317,997
*	Kimball Electronics, Inc.	104,283	1,687,299
*	Knowles Corp.	356,394	7,031,654
	Kulicke & Soffa Industries, Inc.	168,941	4,373,882
*	KVH Industries, Inc.	50,891	523,668
*	Lattice Semiconductor Corp.	58,092	1,080,511
	Leidos Holdings, Inc.	3,188	320,298
*	LGL Group, Inc. (The)	9,599	133,426
*	Limelight Networks, Inc.	43,558	217,354
	Littelfuse, Inc.	6,792	1,201,573
*	LiveRamp Holdings, Inc.	43,039	1,731,889
	LogMeIn, Inc.	77,885	6,695,773
#*	Lumentum Holdings, Inc.	2,729	206,776
*	Luna Innovations, Inc.	50,723	415,421
#*	MACOM Technology Solutions Holdings, Inc.	39,484	1,122,135
	ManTech International Corp., Class A	84,966	6,821,070
	Methode Electronics, Inc.	159,696	5,230,044
	MKS Instruments, Inc.	172,747	18,107,341
	MTS Systems Corp.	16,183	820,316
#*	Napco Security Technologies, Inc.	22,292	655,385
*	NeoPhotonics Corp.	11,694	89,225
*	NETGEAR, Inc.	112,964	2,905,434
*	Netscout Systems, Inc.	264,974	6,812,482
#*	NetSol Technologies, Inc.	5,758	23,896
	Network-1 Technologies, Inc.	4,934	12,286
	NVE Corp.	502	36,827
*	ON Semiconductor Corp.	583,143	13,499,760
*	OneSpan, Inc.	84,179	1,399,055
*	Onto Innovation Inc.	217,623	8,256,617
#*	Optical Cable Corp.	27,633	93,952
#*	OSI Systems, Inc.	46,194	3,997,629
#*	PAR Technology Corp.	21,452	730,012
	PC Connection, Inc.	162,970	8,122,425
	PC-Tel, Inc.	46,981	378,197
#*	PDF Solutions, Inc.	1,899	29,928
*	Perceptron, Inc.	42,485	259,583
#*	Perficient, Inc.	116,680	5,798,996
	Perspecta, Inc.	27,228	764,290
*	Photronics, Inc.	209,678	2,679,685
#	Plantronics, Inc.	9,456	271,576
*	Plexus Corp.	96,047	6,830,863
#*	Powerfleet, Inc.	7,485	56,437
*	PRGX Global, Inc.	27,766	109,953
	Progress Software Corp.	21,017	948,497
	QAD, Inc., Class B	465	17,440
*	Qumu Corp.	8,056	19,415

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rambus, Inc.	230,076	$3,651,306
#*	RealNetworks, Inc.	101,049	133,385
	RF Industries, Ltd.	15,951	95,546
*	Ribbon Communications, Inc.	9,355	26,381
	Richardson Electronics, Ltd.	36,622	192,998
*	Rogers Corp.	37,796	4,450,479
*	Sanmina Corp.	275,108	8,759,439
*	ScanSource, Inc.	86,171	3,006,506
	Science Applications International Corp.	19,508	1,712,217
#*	SMART Global Holdings, Inc.	14,238	429,418
#*	SolarEdge Technologies, Inc.	20,875	2,042,827
*	StarTek, Inc.	2,241	17,099
*	Steel Connect, Inc.	106,769	149,477
#*	Stratasys, Ltd.	89,218	1,604,140
#*	Super Micro Computer, Inc.	3,182	88,969
*	Sykes Enterprises, Inc.	144,986	4,870,080
#*	Synaptics, Inc.	78,256	5,218,893
	SYNNEX Corp.	210,135	28,948,198
*	Tech Data Corp.	202,316	29,121,365
#*	Telaria, Inc.	56,442	572,886
*	Telenav, Inc.	228,007	1,023,751
	TESSCO Technologies, Inc.	38,446	238,365
	TiVo Corp.	146,767	1,068,464
	TransAct Technologies, Inc.	1,679	17,663
#*	Trio-Tech International	5,279	24,178
#*	TTM Technologies, Inc.	377,229	5,428,325
#*	Ultra Clean Holdings, Inc.	132,384	3,046,156
*	Veeco Instruments, Inc.	43,126	549,856
*	Verint Systems, Inc.	12,134	703,772
*	Viavi Solutions, Inc.	10,233	144,285
*	Virtusa Corp.	118,156	4,920,016
	Vishay Intertechnology, Inc.	434,647	8,818,988
*	Vishay Precision Group, Inc.	46,599	1,609,529
	Wayside Technology Group, Inc.	3,889	62,418
*	Xerox Holdings Corp.	475,398	16,909,907
	Xperi Corp.	127,268	2,047,742
TOTAL INFORMATION TECHNOLOGY			547,768,090
MATERIALS — (6.0%)
*	AdvanSix, Inc.	58,498	1,095,083
#	Albemarle Corp.	31,915	2,562,136
*	Alcoa Corp.	497,543	6,940,725
#*	Allegheny Technologies, Inc.	296,651	5,117,230
	American Vanguard Corp.	95,076	1,776,020
	Ashland Global Holdings, Inc.	89,531	6,623,503
	Boise Cascade Co.	113,403	4,105,189
	Cabot Corp.	75,897	3,024,495
	Carpenter Technology Corp.	178,727	7,102,611
#*	Century Aluminum Co.	320,671	1,696,350
	Chase Corp.	15,612	1,435,836
#	Chemours Co. (The)	16,823	233,335
#*	Clearwater Paper Corp.	30,222	852,260
*	Coeur Mining, Inc.	665,749	4,014,466
	Commercial Metals Co.	399,069	8,200,868
#*	Core Molding Technologies, Inc.	23,022	72,749
	Domtar Corp.	207,803	7,235,700
*	Element Solutions, Inc.	793,347	9,282,160
*	Ferro Corp.	83,666	1,144,551
#*	Flotek Industries, Inc.	14,960	25,432

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Friedman Industries, Inc.	14,662	$86,060
	FutureFuel Corp.	127,237	1,394,517
#*	GCP Applied Technologies, Inc.	6,099	135,520
	Gold Resource Corp.	103,656	570,108
	Graphic Packaging Holding Co.	480,349	7,507,855
	Greif, Inc., Class A	72,743	2,940,272
	Greif, Inc., Class B	12,381	586,859
	Hawkins, Inc.	32,065	1,339,676
	Haynes International, Inc.	58,093	1,557,473
	HB Fuller Co.	203,230	9,391,258
	Hecla Mining Co.	784,831	2,378,038
	Huntsman Corp.	533,119	10,960,927
	Innophos Holdings, Inc.	43,174	1,379,841
	Innospec, Inc.	82,081	8,268,019
*	Intrepid Potash, Inc.	329,411	783,998
	Kaiser Aluminum Corp.	70,836	7,094,225
*	Kraton Corp.	87,345	1,436,825
#	Kronos Worldwide, Inc.	64,526	699,462
#*	Livent Corp.	124,718	1,173,596
	Louisiana-Pacific Corp.	494,771	15,179,574
*	LSB Industries, Inc.	29,735	89,800
	Materion Corp.	86,073	4,673,764
	Mercer International, Inc.	227,318	2,502,771
	Minerals Technologies, Inc.	119,829	6,486,344
	Mosaic Co. (The)	640,810	12,713,670
	Myers Industries, Inc.	86,603	1,401,237
	Neenah, Inc.	46,921	3,126,815
#	Nexa Resources SA	24,588	194,983
	Northern Technologies International Corp.	42,028	596,798
	O-I Glass, Inc.	133,672	1,686,941
	Olin Corp.	536,500	7,977,755
	Olympic Steel, Inc.	42,600	626,220
*	OMNOVA Solutions, Inc.	67,379	681,202
	PH Glatfelter Co.	220,312	3,679,210
	PolyOne Corp.	46,159	1,531,556
*	PQ Group Holdings, Inc.	44,609	682,964
#	Quaker Chemical Corp.	5,141	853,509
	Rayonier Advanced Materials, Inc.	72,774	224,144
	Reliance Steel & Aluminum Co.	288,850	33,159,980
*	Resolute Forest Products, Inc.	50,300	175,547
*	Ryerson Holding Corp.	7,903	81,006
	Schnitzer Steel Industries, Inc., Class A	136,419	2,193,617
	Schweitzer-Mauduit International, Inc.	89,453	3,133,539
	Sensient Technologies Corp.	16,762	1,001,529
	Sonoco Products Co.	79,105	4,520,060
	Steel Dynamics, Inc.	342,958	10,247,585
	Stepan Co.	59,628	5,882,302
*	Summit Materials, Inc., Class A	351,507	7,722,609
	SunCoke Energy, Inc.	101,653	597,720
*	Synalloy Corp.	29,583	379,550
#*	TimkenSteel Corp.	111,260	709,839
#*	Trecora Resources	48,912	331,134
	Tredegar Corp.	115,762	2,355,757
	Trinseo SA	36,389	1,045,092
*	Tronox Holdings P.L.C., Class A	160,342	1,356,493
#*	UFP Technologies, Inc.	12,347	575,741
	United States Lime & Minerals, Inc.	11,617	1,042,626
#	United States Steel Corp.	414,142	3,756,268
*	Universal Stainless & Alloy Products, Inc.	20,469	271,214

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	US Concrete, Inc.	60,352	$2,147,928
	Valvoline, Inc.	107,752	2,271,412
*	Venator Materials P.L.C	28,559	78,252
*	Verso Corp., Class A	141,730	2,388,150
#	Warrior Met Coal, Inc.	29,112	549,052
	Westlake Chemical Corp.	90,838	5,559,286
	WestRock Co.	13,086	510,354
	Worthington Industries, Inc.	110,280	4,056,098
TOTAL MATERIALS			295,234,225
REAL ESTATE — (0.2%)
	Consolidated-Tomoka Land Co.	13,014	825,868
*	Forestar Group, Inc.	21,304	431,832
*	FRP Holdings, Inc.	26,146	1,237,752
	Griffin Industrial Realty, Inc.	10,709	433,715
*	Howard Hughes Corp. (The)	10,542	1,282,751
#*	Marcus & Millichap, Inc.	8,968	317,467
*	Rafael Holdings, Inc., Class B	52,808	1,068,834
	RE/MAX Holdings, Inc., Class A	47,668	1,824,731
	Realogy Holdings Corp.	5,571	58,997
#*	St Joe Co. (The)	11,845	248,863
*	Stratus Properties, Inc.	25,957	772,221
*	Tejon Ranch Co.	85,632	1,378,675
TOTAL REAL ESTATE			9,881,706
UTILITIES — (0.3%)
*	AquaVenture Holdings, Ltd.	28,604	772,308
#	Genie Energy, Ltd., Class B	78,472	567,352
#	Ormat Technologies, Inc.	83,280	6,600,773
	TerraForm Power, Inc., Class A	64,590	1,168,433
	Vistra Energy Corp.	142,213	3,202,637
TOTAL UTILITIES			12,311,503
TOTAL COMMON STOCKS			4,711,880,752
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	16,916	460,961
TOTAL INVESTMENT SECURITIES (Cost $3,073,873,458)			4,712,341,713

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	11,276,658	11,276,658
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	18,745,999	216,928,699
TOTAL INVESTMENTS — (100.0%)
(Cost $3,302,032,470)^^			$4,940,547,070

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$133,546,485	—	—	$133,546,485
Consumer Discretionary	644,711,947	$10,334	—	644,722,281
Consumer Staples	194,244,775	—	—	194,244,775
Energy	273,906,973	—	—	273,906,973
Financials	1,403,207,809	112,159	—	1,403,319,968
Health Care	217,082,082	45,538	—	217,127,620
Industrials	979,817,126	—	—	979,817,126
Information Technology	547,763,151	4,939	—	547,768,090
Materials	295,234,225	—	—	295,234,225
Real Estate	9,881,706	—	—	9,881,706
Utilities	12,311,503	—	—	12,311,503
Preferred Stocks
Communication Services	460,961	—	—	460,961
Temporary Cash Investments	11,276,658	—	—	11,276,658
Securities Lending Collateral	—	216,928,699	—	216,928,699
TOTAL	$4,723,445,401	$217,101,669	—	$4,940,547,070

Tax-Managed U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.3%)
COMMUNICATION SERVICES — (3.1%)
	A.H. Belo Corp., Class A	31,619	$92,327
#	AMC Entertainment Holdings, Inc., Class A	39,531	257,742
#*	AMC Networks, Inc., Class A	34,348	1,256,793
#*	ANGI Homeservices, Inc., Class A	2,400	19,272
#	Anterix, Inc.	15,408	715,856
	ATN International, Inc.	28,186	1,631,124
#*	Bandwidth, Inc., Class A	9,811	696,189
	Beasley Broadcast Group, Inc., Class A	5,471	20,653
#*	Boingo Wireless, Inc.	139,117	1,563,675
#*	Boston Omaha Corp., Class A	991	19,998
	Cable One, Inc.	422	719,101
#*	Care.com, Inc.	74,537	1,115,819
#*	Cars.com, Inc.	59,698	696,676
*	Central European Media Enterprises, Ltd., Class A	23,816	106,458
#*	Cincinnati Bell, Inc.	104,233	1,429,034
#*	Clear Channel Outdoor Holdings, Inc.	30,712	83,844
	Cogent Communications Holdings, Inc.	88,424	6,271,914
*	comScore, Inc.	4,495	17,755
#	Consolidated Communications Holdings, Inc.	62,250	300,668
*	Cumulus Media, Inc., Class A	4,437	62,118
#*	Daily Journal Corp.	249	68,475
*	DHI Group, Inc.	38,673	108,284
	Emerald Expositions Events, Inc.	20,561	214,451
#	Entercom Communications Corp., Class A	105,339	418,196
	Entravision Communications Corp., Class A	90,237	200,326
	EW Scripps Co. (The), Class A	152,076	1,846,203
#*	Fluent, Inc.	20,882	56,590
#*	Gaia, Inc.	9,771	82,663
#	Gannett Co., Inc.	63,365	387,160
*	GCI Liberty, Inc., Class A	61,671	4,513,084
*	Glu Mobile, Inc.	110,824	653,862
*	Gray Television, Inc.	138,234	2,803,386
#*	Gray Television, Inc., Class A	912	17,556
*	Hemisphere Media Group, Inc.	20,963	281,743
*	IDT Corp., Class B	76,166	575,815
*	IMAX Corp.	56,442	933,551
#*	Intelsat SA	34,628	118,081
#*	Iridium Communications, Inc.	112,323	2,869,853
	John Wiley & Sons, Inc., Class A	71,204	3,105,918
*	Liberty Latin America, Ltd., Class A	51,030	851,180
#*	Liberty Latin America, Ltd., Class C	75,284	1,268,535
#*	Liberty Media Corp.-Liberty Braves, Class A	11,774	344,390
*	Liberty Media Corp.-Liberty Braves, Class C	25,084	731,199
*	Liberty TripAdvisor Holdings, Inc., Class A	130,716	769,917
#*	Lions Gate Entertainment Corp., Class A	70,300	698,079
*	Lions Gate Entertainment Corp., Class B	46,731	436,000
*	Loral Space & Communications, Inc.	941	30,272
*	Marchex, Inc., Class B	128,300	437,503
	Marcus Corp. (The)	46,006	1,341,075
*	Meet Group, Inc. (The)	260,953	1,390,879
#	Meredith Corp.	79,088	2,376,594
#*	MSG Networks, Inc., Class A	111,969	1,703,048
	National CineMedia, Inc.	342,706	2,529,170
#	New York Times Co. (The), Class A	213,321	6,828,405

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Nexstar Media Group, Inc., Class A	73,168	$8,864,303
*	ORBCOMM, Inc.	61,312	220,110
#*	QuinStreet, Inc.	141,965	1,839,157
*	Reading International, Inc., Class A	16,420	167,484
#*	Reading International, Inc., Class B	2,340	54,943
	Saga Communications, Inc., Class A	17,282	523,990
	Scholastic Corp.	54,523	1,796,533
#	Shenandoah Telecommunications Co.	103,180	4,163,313
#	Sinclair Broadcast Group, Inc., Class A	34,723	1,038,912
	Spok Holdings, Inc.	49,865	529,566
#*	TechTarget, Inc.	70,340	1,785,933
	TEGNA, Inc.	130,133	2,199,248
	Telephone & Data Systems, Inc.	201,647	4,573,354
	Townsquare Media, Inc., Class A	13,712	132,321
*	Travelzoo	27,729	281,449
	Tribune Publishing Co.	52,306	656,963
	TripAdvisor, Inc.	9,731	265,851
#*	TrueCar Inc.	56,215	207,996
*	United States Cellular Corp.	34,381	1,100,880
#*	Urban One, Inc.	43,300	81,404
*	Vonage Holdings Corp.	386,922	3,431,998
*	Yelp, Inc.	60,886	1,984,884
*	Zedge, Inc., Class B	17,051	28,987
*	Zynga, Inc., Class A	1,580,072	9,512,033
TOTAL COMMUNICATION SERVICES			103,510,071
CONSUMER DISCRETIONARY — (12.9%)
*	1-800-Flowers.com, Inc., Class A	119,349	1,812,911
	Aaron's, Inc.	116,009	6,886,294
	Abercrombie & Fitch Co., Class A	68,217	1,116,030
	Acushnet Holdings Corp.	6,773	209,760
*	Adient P.L.C.	98,163	2,523,771
*	Adtalem Global Education, Inc.	93,561	3,228,790
	AMCON Distributing Co.	300	23,338
*	American Axle & Manufacturing Holdings, Inc.	87,656	809,941
	American Eagle Outfitters, Inc.	296,064	4,263,322
*	American Outdoor Brands Corp.	107,547	1,013,093
*	American Public Education, Inc.	40,099	955,559
*	America's Car-Mart, Inc.	24,910	2,734,620
	Ark Restaurants Corp.	3,229	70,424
#*	Asbury Automotive Group, Inc.	46,541	4,488,879
#*	Ascena Retail Group, Inc.	10,364	45,602
#*	At Home Group, Inc.	55,682	315,160
*	AutoNation, Inc.	61,997	2,631,153
#*	Barnes & Noble Education, Inc.	131,163	451,201
	Bassett Furniture Industries, Inc.	27,060	330,944
*	BBQ Holdings, Inc.	15,578	64,181
	BBX Capital Corp.	40,789	158,261
*	Beazer Homes USA, Inc.	1,224	16,830
#	Bed Bath & Beyond, Inc.	19,087	271,990
#	Big Lots, Inc.	105,022	2,841,895
*	Biglari Holdings, Inc., Class A	59	37,140
*	Biglari Holdings, Inc., Class B	2,239	242,887
	BJ's Restaurants, Inc.	56,230	2,236,829
*	Blink Charging Co.	6,223	11,761
	Bloomin' Brands, Inc.	196,312	4,077,400
*	Boot Barn Holdings, Inc.	103,158	4,329,541
	Bowl America, Inc., Class A	1,400	21,154
#	Brinker International, Inc.	88,742	3,788,396

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Brunswick Corp.	13,800	$867,330
#	Buckle, Inc. (The)	23,389	570,925
#*	Build-A-Bear Workshop, Inc.	29,256	122,290
	Caleres, Inc.	81,772	1,435,099
	Callaway Golf Co.	245,956	5,268,377
	Canterbury Park Holding Corp.	6,569	82,375
*	Capri Holdings, Ltd.	4,463	133,711
	Carriage Services, Inc.	46,628	1,103,685
#*	Carrols Restaurant Group, Inc.	61,444	278,956
#	Carter's, Inc.	19,906	2,111,429
	Cato Corp. (The), Class A	58,165	932,967
*	Cavco Industries, Inc.	20,327	4,553,655
*	Century Casinos, Inc.	4,960	41,317
*	Century Communities, Inc.	133,501	3,960,975
#	Cheesecake Factory, Inc. (The)	93,330	3,583,872
#	Chico's FAS, Inc.	197,401	767,890
#	Children's Place, Inc. (The)	38,725	2,310,721
#	Choice Hotels International, Inc.	60,068	6,018,814
	Churchill Downs, Inc.	64,854	9,363,620
*	Chuy's Holdings, Inc.	70,894	1,740,448
	Citi Trends, Inc.	17,803	414,632
	Collectors Universe, Inc.	28,484	699,567
#*	Conn's, Inc.	71,920	630,019
#*	Container Store Group, Inc. (The)	16,602	67,072
	Cooper Tire & Rubber Co.	134,234	3,555,859
*	Cooper-Standard Holdings, Inc.	24,512	650,058
	Core-Mark Holding Co., Inc.	115,588	2,709,383
	Cracker Barrel Old Country Store, Inc.	23,721	3,627,653
*	Crocs, Inc.	238,173	9,029,138
	CSS Industries, Inc.	8,412	78,652
	Culp, Inc.	37,056	468,017
	Dana, Inc.	163,686	2,522,401
#	Dave & Buster's Entertainment, Inc.	23,204	1,024,689
*	Deckers Outdoor Corp.	34,618	6,608,922
*	Del Taco Restaurants, Inc.	29,299	220,914
*	Delphi Technologies P.L.C.	65,331	1,002,178
*	Delta Apparel, Inc.	7,163	179,648
*	Denny's Corp.	145,866	2,985,877
#	Designer Brands, Inc., Class A	138,838	1,977,053
#	Dick's Sporting Goods, Inc.	100,933	4,464,267
#	Dillard's, Inc., Class A	23,978	1,455,944
#	Dine Brands Global, Inc.	22,207	1,893,147
#*	Dorman Products, Inc.	58,084	4,054,263
#*	Drive Shack, Inc.	135,112	510,723
	Educational Development Corp.	5,452	31,076
#*	El Pollo Loco Holdings, Inc.	94,305	1,299,523
#*	Eldorado Resorts, Inc.	42,636	2,548,780
	Escalade, Inc.	21,156	186,173
	Ethan Allen Interiors, Inc.	85,738	1,384,669
*	Everi Holdings, Inc.	21,471	268,387
#*	Express, Inc.	122,641	491,790
	Extended Stay America, Inc.	98,756	1,275,928
#*	Fiesta Restaurant Group, Inc.	71,594	710,928
	Flanigan's Enterprises, Inc.	1,877	39,792
	Flexsteel Industries, Inc.	8,537	140,007
#*	Floor & Decor Holdings, Inc., Class A	26,062	1,285,117
	Foot Locker, Inc.	14,008	531,884
#*	Fossil Group, Inc.	39,369	264,953
*	Fox Factory Holding Corp.	63,260	4,163,773

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	frontdoor, Inc.	5,000	$212,900
#*	Funko, Inc., Class A	3,600	54,108
#	GameStop Corp., Class A	199,659	766,691
*	Garrett Motion, Inc.	21,634	182,158
#*	Genesco, Inc.	74,450	2,927,374
*	Gentherm, Inc.	65,374	3,014,395
*	G-III Apparel Group, Ltd.	108,710	2,957,999
	Goodyear Tire & Rubber Co. (The)	131,595	1,727,842
#*	GoPro, Inc., Class A	22,507	88,678
	Graham Holdings Co., Class B	8,014	4,401,449
*	Green Brick Partners, Inc.	22,165	256,892
	Group 1 Automotive, Inc.	35,286	3,555,770
#*	Groupon, Inc.	442,228	1,273,617
#*	GrubHub, Inc.	601	32,544
#	Guess?, Inc.	138,291	2,944,215
#	H&R Block, Inc.	14,500	336,400
*	Habit Restaurants, Inc. (The), Class A	70,890	986,080
#	Hamilton Beach Brands Holding Co., Class A	32,675	516,265
#	Haverty Furniture Cos., Inc.	48,416	974,614
	Haverty Furniture Cos., Inc., Class A	457	9,202
*	Helen of Troy, Ltd.	49,830	9,420,361
#*	Hibbett Sports, Inc.	50,865	1,260,435
*	Hilton Grand Vacations, Inc.	51,611	1,646,907
	Hooker Furniture Corp.	29,490	726,634
*	Horizon Global Corp.	16,767	56,505
*	Houghton Mifflin Harcourt Co.	108,045	596,408
*	Hudson, Ltd., Class A	2,820	30,935
*	Installed Building Products, Inc.	53,555	3,970,032
#	International Game Technology P.L.C.	1,000	13,490
#*	iRobot Corp.	48,291	2,272,092
*	J Alexander's Holdings, Inc.	16,914	162,036
#	Jack in the Box, Inc.	53,012	4,333,731
	Johnson Outdoors, Inc., Class A	21,599	1,697,681
*	K12, Inc.	85,255	1,376,016
	KB Home	111,404	4,183,220
#*	Kontoor Brands, Inc.	7,005	267,171
	L Brands, Inc.	36,545	846,382
*	Lakeland Industries, Inc.	21,414	298,511
#*	Lands' End, Inc.	24,849	289,491
*	Laureate Education, Inc., Class A	68,574	1,429,082
	La-Z-Boy, Inc.	116,492	3,569,315
	LCI Industries	44,007	4,751,436
*	Leaf Group, Ltd.	23,292	81,289
#*	LGI Homes, Inc.	2,259	180,133
#*	Libbey, Inc.	36,670	48,771
	Lifetime Brands, Inc.	17,626	119,328
*	Lindblad Expeditions Holdings, Inc.	76,229	1,257,016
*	Liquidity Services, Inc.	66,582	354,216
	Lithia Motors, Inc., Class A	51,735	7,017,335
#*	Lumber Liquidators Holdings, Inc.	21,811	165,982
*	M/I Homes, Inc.	42,762	1,898,205
*	Malibu Boats, Inc., Class A	58,307	2,553,264
#	Marine Products Corp.	40,616	568,624
*	MarineMax, Inc.	81,558	1,625,451
	Marriott Vacations Worldwide Corp.	51,551	6,198,492
*	MasterCraft Boat Holdings, Inc.	14,276	250,829
#*	Mattel, Inc.	51,289	750,358
	MDC Holdings, Inc.	89,497	3,771,404
»	Media General, Inc.	64,715	6,116

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Meritage Homes Corp.	43,894	$3,114,718
#*	Michaels Cos., Inc. (The)	114,395	563,967
*	Modine Manufacturing Co.	39,588	278,304
#*	Monarch Casino & Resort, Inc.	36,281	1,947,564
#	Monro, Inc.	50,548	3,169,360
#*	Motorcar Parts of America, Inc.	53,870	1,069,858
	Movado Group, Inc.	41,516	714,906
*	Murphy USA, Inc.	58,705	5,997,890
	Nathan's Famous, Inc.	15,237	1,005,642
*	National Vision Holdings, Inc.	29,700	1,013,364
*	Nautilus, Inc.	5,935	18,873
*	New Home Co., Inc. (The)	39,939	208,482
#*	Noodles & Co.	33,943	242,353
	Nordstrom, Inc.	11,800	434,948
	Office Depot, Inc.	761,096	1,689,633
#*	Ollie's Bargain Outlet Holdings, Inc.	16,672	884,283
	Oxford Industries, Inc.	32,402	2,248,699
	Papa John's International, Inc.	57,440	3,720,963
#*	Party City Holdco, Inc.	71,766	206,686
*	Penn National Gaming, Inc.	63,991	1,908,852
#	Penske Automotive Group, Inc.	94,396	4,433,780
*	Perdoceo Education Corp.	217,578	3,868,537
#	PetMed Express, Inc.	65,339	1,647,196
*	Planet Fitness, Inc., Class A	56,872	4,594,689
#*	Playa Hotels & Resorts NV	12,190	85,574
*	PlayAGS, Inc.	16,337	167,944
*	Potbelly Corp.	21,945	94,583
*	Purple Innovation, Inc.	1,756	22,073
*	Quotient Technology Inc.	24,637	248,095
*	Qurate Retail, Inc.	18,353	156,551
#	RCI Hospitality Holdings, Inc.	15,408	273,184
*	Red Lion Hotels Corp.	20,212	55,785
#*	Red Robin Gourmet Burgers, Inc.	31,274	1,027,976
#*	Regis Corp.	93,192	1,446,340
	Rent-A-Center, Inc.	29,662	864,054
#*	RH	18,208	3,800,920
	Rocky Brands, Inc.	22,109	600,038
*	Rubicon Project, Inc. (The)	161,125	1,508,130
	Ruth's Hospitality Group, Inc.	103,292	2,117,486
#*	Sally Beauty Holdings, Inc.	205,850	3,159,797
#*	Scientific Games Corp., Class A	64,689	1,606,875
#*	SeaWorld Entertainment, Inc.	88,289	3,042,439
*	Select Interior Concepts, Inc., Class A	5,722	47,264
*	ServiceMaster Global Holdings, Inc.	8,800	317,240
#*	Shake Shack, Inc., Class A	40,071	2,702,789
*	Shiloh Industries, Inc.	18,853	63,912
#	Shoe Carnival, Inc.	48,652	1,744,661
*	Shutterstock, Inc.	45,967	1,991,750
#	Signet Jewelers, Ltd.	67,055	1,630,107
*	Skechers U.S.A., Inc., Class A	70,830	2,648,334
*	Skyline Champion Corp.	38,512	1,107,220
#*	Sleep Number Corp.	89,608	4,622,877
	Sonic Automotive, Inc., Class A	54,604	1,727,124
*	Sonos, Inc.	14,600	200,312
#*	Sportsman's Warehouse Holdings, Inc.	85,124	551,604
#*	Stamps.com, Inc.	27,448	2,044,601
	Standard Motor Products, Inc.	57,284	2,782,857
	Steven Madden, Ltd.	165,451	6,379,791
#*	Stitch Fix, Inc., Class A	10,395	238,045

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stoneridge, Inc.	93,017	$2,591,454
	Strategic Education, Inc.	22,709	3,685,444
	Strattec Security Corp.	5,259	115,672
	Superior Group of Cos, Inc.	18,671	215,277
	Superior Industries International, Inc.	26,228	83,930
#	Tailored Brands, Inc.	38,485	153,170
*	Tandy Leather Factory, Inc.	23,665	132,051
*	Taylor Morrison Home Corp.	150,772	3,901,979
*	Tempur Sealy International, Inc.	25,595	2,345,014
#	Tenneco, Inc., Class A	26,640	252,281
#	Texas Roadhouse, Inc.	88,757	5,547,312
#	Thor Industries, Inc.	6,872	553,333
	Tilly's, Inc., Class A	64,635	549,397
*	TopBuild Corp.	64,007	7,329,442
#*	Town Sports International Holdings, Inc.	52,311	109,853
*	TravelCenters of America, Inc.	6,882	115,893
*	TRI Pointe Group, Inc.	228,472	3,714,955
	Tupperware Brands Corp.	38,109	238,562
#	Twin River Worldwide Holding, Inc.	1,978	52,714
*	Unifi, Inc.	37,068	797,703
*	Universal Electronics, Inc.	37,439	1,854,354
*	Universal Technical Institute, Inc.	1,500	11,535
#*	Urban Outfitters, Inc.	141,981	3,634,714
#*	Veoneer, Inc.	8,258	107,602
*	Vera Bradley, Inc.	48,570	465,301
#*	Vince Holding Corp.	1,906	28,152
*	Vista Outdoor, Inc.	58,566	435,145
#*	Visteon Corp.	59,589	4,755,798
*	VOXX International Corp.	76,706	329,836
#*	Vuzix Corp.	5,900	10,797
	Wendy's Co. (The)	329,738	7,145,422
	Weyco Group, Inc.	15,783	357,485
#*	William Lyon Homes, Class A	63,629	1,475,556
	Williams-Sonoma, Inc.	17,045	1,194,514
#	Wingstop, Inc.	28,782	2,670,106
	Winmark Corp.	10,214	2,032,280
	Winnebago Industries, Inc.	77,870	4,264,161
	Wolverine World Wide, Inc.	130,166	4,109,341
#*	WW International, Inc	50,509	1,665,787
	Wyndham Destinations, Inc.	13,630	661,464
#*	ZAGG, Inc.	95,476	721,799
*	Zumiez, Inc.	56,263	1,753,718
TOTAL CONSUMER DISCRETIONARY			428,206,428
CONSUMER STAPLES — (3.6%)
	Alico, Inc.	10,820	389,412
	Andersons, Inc. (The)	28,954	654,939
#	B&G Foods, Inc.	65,549	1,052,717
#*	BJ's Wholesale Club Holdings, Inc.	7,079	145,261
#*	Boston Beer Co., Inc. (The), Class A	10,813	3,853,537
*	Bridgford Foods Corp.	6,838	130,332
#	Calavo Growers, Inc.	33,621	2,575,705
#	Cal-Maine Foods, Inc.	76,362	2,725,360
	Casey's General Stores, Inc.	9,982	1,605,704
*	Central Garden & Pet Co.	27,336	880,493
*	Central Garden & Pet Co., Class A	76,906	2,304,104
#*	Chefs' Warehouse, Inc. (The)	74,343	2,706,085
	Coca-Cola Consolidated, Inc.	12,876	3,486,950
*	Coffee Holding Co., Inc.	7,765	31,526

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Craft Brew Alliance, Inc.	37,616	$616,902
*	Darling Ingredients, Inc.	292,864	7,945,400
*	Edgewell Personal Care Co.	42,318	1,092,651
*	elf Beauty Inc.	27,647	433,505
#	Energizer Holdings, Inc.	689	31,873
#*	Farmer Brothers Co.	14,155	169,577
#	Flowers Foods, Inc.	60,749	1,307,926
#	Fresh Del Monte Produce, Inc.	91,186	2,861,417
*	Freshpet Inc.	1,520	95,578
#*	Hain Celestial Group, Inc. (The)	1,676	40,576
#*	Hostess Brands, Inc.	118,036	1,584,043
	Ingles Markets, Inc., Class A	46,616	1,943,421
	Inter Parfums, Inc.	63,168	4,365,540
	J&J Snack Foods Corp.	28,635	4,748,828
	John B. Sanfilippo & Son, Inc.	31,178	2,628,305
	Lancaster Colony Corp.	38,638	5,975,367
*	Landec Corp.	79,369	888,933
#*	Lifevantage Corp.	40,287	659,901
	Limoneira Co.	39,716	775,256
	Mannatech, Inc.	1,440	22,882
	Medifast, Inc.	34,884	3,370,841
#	MGP Ingredients, Inc.	44,536	1,516,896
#*	National Beverage Corp.	81,150	3,482,146
*	Natura & Co. Holding SA, ADR	185,195	4,052,067
*	Natural Alternatives International, Inc.	22,059	180,443
	Natural Grocers by Vitamin Cottage, Inc.	48,931	442,826
#	Natural Health Trends Corp.	1,244	4,478
*	Nature's Sunshine Products, Inc.	216	2,065
	Nu Skin Enterprises, Inc., Class A	43,290	1,410,821
	Oil-Dri Corp. of America	13,693	484,732
*	Performance Food Group Co.	77,695	4,023,824
	PriceSmart, Inc.	51,463	3,152,623
#*	Primo Water Corp.	69,088	1,041,156
#*	Pyxus International, Inc.	8,757	59,985
#*	Revlon, Inc., Class A	6,810	145,530
#	Rocky Mountain Chocolate Factory, Inc.	6,870	57,021
	Sanderson Farms, Inc.	46,425	6,392,258
	Seaboard Corp.	154	593,764
*	Seneca Foods Corp., Class A	22,487	889,361
*	Seneca Foods Corp., Class B	1,443	56,140
*	Simply Good Foods Co. (The)	24,107	553,738
	SpartanNash Co.	74,457	906,886
	Spectrum Brands Holdings, Inc.	28,883	1,773,705
*	Sprouts Farmers Market, Inc.	193,608	3,026,093
#	Tootsie Roll Industries, Inc.	39,385	1,343,422
*	TreeHouse Foods, Inc.	88,175	3,932,605
#	Turning Point Brands, Inc.	14,939	341,207
#*	United Natural Foods, Inc.	104,703	753,862
	United-Guardian, Inc.	14,172	238,090
	Universal Corp.	40,157	2,134,345
*	USANA Health Sciences, Inc.	53,904	3,325,877
	Vector Group, Ltd.	248,770	3,268,838
	Village Super Market, Inc., Class A	20,030	445,868
	WD-40 Co.	20,997	3,922,659
#	Weis Markets, Inc.	36,255	1,330,196
#*	Youngevity International, Inc.	3,900	6,084
TOTAL CONSUMER STAPLES			119,392,458

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (3.0%)
	Adams Resources & Energy, Inc.	8,197	$289,846
	Amplify Energy Corp.	29,929	161,317
#*	Antero Resources Corp.	75,800	140,230
#*	Apergy Corp.	82,177	2,125,097
#	Arch Coal, Inc., Class A	35,584	1,833,644
	Archrock, Inc.	144,515	1,206,700
*	Ardmore Shipping Corp.	49,873	306,719
*	Aspen Aerogels, Inc.	1,400	11,578
	Berry Petroleum Corp.	9,161	62,753
#*	Bonanza Creek Energy, Inc.	43,996	800,287
	Cactus, Inc., Class A	29,824	859,528
#*	California Resources Corp.	37,240	273,342
#*	Callon Petroleum Co.	499,071	1,497,213
#*	Centennial Resource Development, Inc., Class A	186,509	608,019
*	Clean Energy Fuels Corp.	307,064	706,247
#*	CNX Resources Corp.	283,481	2,049,568
#*	CONSOL Energy, Inc.	19,660	159,836
#*	Contango Oil & Gas Co.	40,900	159,919
#	Core Laboratories NV	35,597	1,250,523
#	CVR Energy, Inc.	50,447	1,745,971
#*	Dawson Geophysical Co.	34,164	81,994
#	Delek US Holdings, Inc.	164,182	4,508,438
#	DHT Holdings, Inc.	278,127	1,565,855
#*	Diamond Offshore Drilling, Inc.	88,069	407,759
#	DMC Global, Inc.	39,931	1,670,314
*	Dorian LPG, Ltd.	77,968	1,022,940
#*	Dril-Quip, Inc.	87,089	3,561,940
#*	Earthstone Energy, Inc., Class A	55,826	279,130
	EnLink Midstream LLC	89,120	448,274
#	EQT Corp.	2,979	18,023
#	Equitrans Midstream Corp.	31,410	303,735
*	Era Group, Inc.	43,011	427,529
	Evolution Petroleum Corp.	78,334	394,803
*	Exterran Corp.	25,424	137,290
#*	Extraction Oil & Gas, Inc.	104,675	148,639
*	Forum Energy Technologies, Inc.	13,512	14,323
*	Frank's International NV	68,922	241,227
	GasLog, Ltd.	62,709	406,354
*	Geospace Technologies Corp.	26,932	361,158
#*	Gevo, Inc.	3,600	7,236
#*	Goodrich Petroleum Corp.	7,444	49,949
#	Green Plains, Inc.	50,355	627,927
*	Gulf Island Fabrication, Inc.	27,011	137,756
#*	Gulfport Energy Corp.	139,430	216,117
	Hallador Energy Co.	23,785	39,483
*	Helix Energy Solutions Group, Inc.	277,075	2,310,806
	Helmerich & Payne, Inc.	15,383	623,781
*	International Seaways, Inc.	56,042	1,247,495
#*	ION Geophysical Corp.	12,419	71,161
	Kosmos Energy, Ltd.	610,027	3,117,237
*	Laredo Petroleum, Inc.	453,786	780,512
#	Liberty Oilfield Services, Inc., Class A	30,480	258,470
#*	Lonestar Resources US, Inc., Class A	27,670	50,359
#*	Matador Resources Co.	205,452	3,013,981
*	Matrix Service Co.	86,647	1,743,338
*	Mitcham Industries, Inc.	12,886	36,596
#*	Montage Resources Corp.	12,836	46,851
#	Murphy Oil Corp.	110,294	2,311,762
#	Nabors Industries, Ltd.	595,924	1,233,563

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	NACCO Industries, Inc., Class A	15,945	$751,647
*	Natural Gas Services Group, Inc.	27,174	285,870
#*	NCS Multistage Holdings, Inc.	9,951	15,225
*	Newpark Resources, Inc.	409,450	2,047,250
*	NexTier Oilfield Solutions, Inc.	157,163	809,389
#*	Nine Energy Service, Inc.	5,763	27,893
	Nordic American Tankers, Ltd.	32,085	108,447
#*	Northern Oil and Gas, Inc.	305,408	506,977
*	Oasis Petroleum, Inc.	250,410	563,423
*	Oceaneering International, Inc.	289,585	3,593,750
*	Oil States International, Inc.	98,923	1,066,390
*	Overseas Shipholding Group, Inc., Class A	6,393	11,380
#*	Pacific Drilling SA	5,400	9,936
	Panhandle Oil and Gas, Inc., Class A	24,485	177,027
*	Par Pacific Holdings, Inc.	45,753	920,550
	Parsley Energy, Inc., Class A	38,850	646,464
	Patterson-UTI Energy, Inc.	173,347	1,376,375
	PBF Energy, Inc., Class A	218,320	5,960,136
#*	PDC Energy, Inc.	141,072	3,045,744
#	Peabody Energy Corp.	74,409	503,005
*	Penn Virginia Corp.	27,086	578,828
*	ProPetro Holding Corp.	74,074	721,481
	QEP Resources, Inc.	240,144	761,256
#	Range Resources Corp.	190,841	572,523
#*	Renewable Energy Group, Inc.	118,975	3,126,663
*	REX American Resources Corp.	18,425	1,388,324
*	RigNet, Inc.	18,375	76,440
*	Ring Energy, Inc.	1,124	2,428
#	RPC, Inc.	92,572	419,351
*	SandRidge Energy, Inc.	29,462	75,128
	Scorpio Tankers, Inc.	81,321	1,898,032
*	SEACOR Holdings, Inc.	32,476	1,220,773
*	SEACOR Marine Holdings, Inc.	36,139	377,291
*	Select Energy Services, Inc., Class A	53,344	371,274
	SFL Corp., Ltd.	107,589	1,424,478
*	SilverBow Resources, Inc.	5,514	29,334
	SM Energy Co.	86,237	791,656
#*	Smart Sand, Inc.	6,902	14,011
#	Solaris Oilfield Infrastructure, Inc., Class A	70,865	817,073
#*	Southwestern Energy Co.	411,363	645,840
#*	Talos Energy, Inc.	37,602	824,988
*	Teekay Tankers, Ltd., Class A	1,725	28,100
*	TETRA Technologies, Inc.	219,570	335,942
#*	Tidewater, Inc.	21,508	326,491
#*	Transocean, Ltd.	464,424	2,117,773
#*	Unit Corp.	148,956	59,553
#	US Silica Holdings, Inc.	60,000	308,400
*	VAALCO Energy, Inc.	12,100	27,104
#	Valaris P.L.C.	150,196	767,502
*	W&T Offshore, Inc.	346,307	1,433,711
#*	Whiting Petroleum Corp.	71,153	323,035
	World Fuel Services Corp.	89,961	3,519,274
*	WPX Energy, Inc.	123,240	1,472,718
TOTAL ENERGY			99,456,095
FINANCIALS — (20.0%)
#	1st Constitution Bancorp	170	3,425
	1st Source Corp.	56,132	2,648,869
	ACNB Corp.	1,396	44,742

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Affiliated Managers Group, Inc.	21,004	$1,677,169
#*	Allegiance Bancshares, Inc.	16,039	596,651
*	A-Mark Precious Metals, Inc.	5,785	46,164
*	Ambac Financial Group, Inc.	28,864	618,556
	American Equity Investment Life Holding Co.	155,038	4,094,554
	American National Bankshares, Inc.	12,623	430,444
	American National Insurance Co.	10,808	1,190,609
	American River Bankshares	2,368	34,265
	Ameris Bancorp	132,497	5,325,054
	AMERISAFE, Inc.	46,160	3,158,267
	AmeriServ Financial, Inc.	87,157	357,344
	Argo Group International Holdings, Ltd.	60,193	3,948,661
	Arrow Financial Corp.	41,933	1,470,171
	Artisan Partners Asset Management, Inc., Class A	94,214	3,146,748
	Associated Banc-Corp	276,878	5,518,179
#	Associated Capital Group, Inc., Class A	212	8,855
	Assured Guaranty, Ltd.	39,360	1,804,262
	Atlantic American Corp.	4,900	10,829
*	Atlantic Capital Bancshares, Inc.	38,601	728,401
	Atlantic Union Bankshares Corp.	115,432	3,888,904
#*	Atlanticus Holdings Corp.	19,846	277,050
#	Auburn National Bancorporation, Inc.	300	17,100
*	Axos Financial, Inc.	104,916	2,955,484
	Banc of California, Inc.	95,451	1,523,398
	BancFirst Corp.	44,276	2,559,153
*	Bancorp, Inc. (The)	154,066	1,822,601
	BancorpSouth Bank	196,194	5,605,263
	Bank of Commerce Holdings	11,745	125,671
#	Bank of Hawaii Corp.	68,402	6,128,819
	Bank of Marin Bancorp	19,870	875,472
	Bank of NT Butterfield & Son, Ltd. (The)	24,880	826,514
	Bank OZK	59,233	1,609,953
	BankFinancial Corp.	33,214	414,179
	BankUnited, Inc.	101,041	3,334,353
	Bankwell Financial Group, Inc.	2,702	73,035
	Banner Corp.	67,708	3,490,347
	Bar Harbor Bankshares	20,508	451,176
#*	Baycom Corp.	4,123	92,603
	BCB Bancorp, Inc.	12,893	169,156
	Berkshire Hills Bancorp, Inc.	93,115	2,621,187
	BGC Partners, Inc., Class A	99,678	575,142
*	Blucora, Inc.	92,763	2,091,806
#	Blue Capital Reinsurance Holdings, Ltd.	1,285	8,969
	Boston Private Financial Holdings, Inc.	205,693	2,344,900
	Bridge Bancorp, Inc.	29,725	902,154
#*	Bridgewater Bancshares, Inc.	3,877	51,176
*	Brighthouse Financial, Inc.	12,272	477,381
*	BrightSphere Investment Group P.L.C.	66,383	611,387
	Brookline Bancorp, Inc.	147,121	2,236,239
	Bryn Mawr Bank Corp.	41,204	1,545,974
	Byline Bancorp, Inc.	7,225	139,442
	C&F Financial Corp.	3,311	165,716
	Cadence BanCorp	140,214	2,191,545
	California First National Bancorp	3,097	51,875
	Cambridge Bancorp	1,603	115,705
	Camden National Corp.	32,169	1,520,307
*	Cannae Holdings, Inc.	27,105	1,102,089
#	Capital City Bank Group, Inc.	18,768	535,263
	Capitol Federal Financial, Inc.	354,231	4,668,765

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capstar Financial Holdings, Inc.	12,042	$180,269
	Carolina Financial Corp.	21,955	841,974
	Cathay General Bancorp	196,272	7,077,568
	CBTX, Inc.	3,404	100,588
	CenterState Bank Corp.	139,938	3,157,001
	Central Pacific Financial Corp.	36,153	1,002,523
	Central Valley Community Bancorp	7,779	146,167
	Century Bancorp, Inc., Class A	4,807	413,402
	Chemung Financial Corp.	763	30,268
	CIT Group, Inc.	16,830	769,299
	Citizens & Northern Corp.	13,444	343,763
	Citizens Community Bancorp, Inc.	20,282	242,978
	Citizens Holding Co.	592	12,758
#*	Citizens, Inc.	100,100	606,606
	City Holding Co.	36,845	2,788,430
	Civista Bancshares, Inc.	7,712	169,741
	CNB Financial Corp.	20,394	602,847
	CNO Financial Group, Inc.	336,171	5,913,248
*	Coastal Financial Corp.	1,794	31,933
	Codorus Valley Bancorp, Inc.	3,435	74,883
	Cohen & Steers, Inc.	58,981	4,363,414
	Colony Bankcorp, Inc.	1,629	25,005
	Columbia Banking System, Inc.	145,269	5,621,910
*	Columbia Financial, Inc.	3,402	57,052
	Community Bank System, Inc.	93,818	6,217,319
	Community Bankers Trust Corp.	4,335	38,278
	Community Financial Corp. (The)	1,099	37,366
	Community Trust Bancorp, Inc.	43,311	1,894,856
	Community West Bancshares	1,200	13,200
	ConnectOne Bancorp, Inc.	63,619	1,502,045
#*	Consumer Portfolio Services, Inc.	48,217	170,206
#	County Bancorp, Inc.	952	24,038
#*	Cowen, Inc., Class A	46,810	752,237
#	Crawford & Co., Class A	70,697	617,892
	Crawford & Co., Class B	53,064	423,981
#*	Curo Group Holdings Corp.	9,982	103,913
#*	Customers Bancorp, Inc.	137,533	2,940,456
	CVB Financial Corp.	230,262	4,782,542
	Diamond Hill Investment Group, Inc.	7,918	1,114,617
	Dime Community Bancshares, Inc.	93,580	1,816,388
	Donegal Group, Inc., Class A	49,195	686,270
	Donegal Group, Inc., Class B	870	10,501
*	Donnelley Financial Solutions, Inc.	26,732	242,192
	Eagle Bancorp, Inc.	65,471	2,861,083
	Eaton Vance Corp.	11,709	535,687
#*	eHealth, Inc.	50,417	5,301,852
*	Elevate Credit, Inc.	26,652	154,848
	Employers Holdings, Inc.	66,766	2,847,570
#*	Encore Capital Group, Inc.	61,924	2,102,320
*	Enova International, Inc.	89,166	2,234,500
*	Enstar Group, Ltd.	17,850	3,485,926
	Enterprise Bancorp, Inc.	6,085	188,757
	Enterprise Financial Services Corp.	46,305	2,014,731
*	Equity Bancshares, Inc., Class A	19,236	516,679
	ESSA Bancorp, Inc.	14,300	242,385
	Essent Group, Ltd.	42,753	2,120,976
	Evans Bancorp, Inc.	2,846	111,108
	Evercore, Inc., Class A	57,976	4,442,121
#*	EZCORP, Inc., Class A	48,378	300,911

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Farmers National Banc Corp.	27,004	$427,203
	FB Financial Corp.	7,505	267,553
	FBL Financial Group, Inc., Class A	40,672	2,187,340
	Federal Agricultural Mortgage Corp., Class A	1,115	75,474
	Federal Agricultural Mortgage Corp., Class C	23,600	1,800,680
	Federated Investors, Inc., Class B	167,751	6,077,619
	FedNat Holding Co.	32,826	509,788
	Financial Institutions, Inc.	36,632	1,128,632
*	First Acceptance Corp.	96,214	66,388
	First Bancorp	55,196	1,958,354
	First BanCorp	355,320	3,293,816
	First Bancorp, Inc.	15,642	442,356
	First Bancshares, Inc. (The)	6,698	230,545
	First Bank	6,366	68,116
	First Busey Corp.	87,924	2,242,062
	First Business Financial Services, Inc.	8,410	211,764
	First Choice Bancorp	4,552	110,796
	First Citizens BancShares, Inc., Class A	1,503	791,810
	First Commonwealth Financial Corp.	185,186	2,503,715
	First Community Bancshares, Inc.	41,219	1,208,129
	First Community Corp.	400	8,212
	First Defiance Financial Corp.	54,410	1,599,110
#	First Financial Bancorp	177,819	4,274,769
#	First Financial Bankshares, Inc.	164,688	5,520,342
	First Financial Corp.	26,421	1,102,548
	First Financial Northwest, Inc.	27,065	395,961
	First Foundation, Inc.	64,397	1,062,550
	First Hawaiian, Inc.	60,429	1,756,067
	First Horizon National Corp.	8,945	143,120
	First Internet Bancorp	15,209	403,191
	First Interstate BancSystem, Inc., Class A	76,271	2,936,433
	First Merchants Corp.	107,255	4,263,386
	First Mid Bancshares, Inc.	7,797	255,352
	First Midwest Bancorp, Inc.	244,758	4,880,475
	First Northwest Bancorp	8,344	131,752
	First of Long Island Corp. (The)	44,358	978,537
	First United Corp.	4,814	115,103
	FirstCash, Inc.	83,455	7,258,081
	Flagstar Bancorp, Inc.	90,793	3,199,545
	Flushing Financial Corp.	77,544	1,540,799
	FNB Corp.	173,089	2,019,949
	Franklin Financial Network, Inc.	32,176	1,186,329
	FS Bancorp, Inc.	3,729	204,051
	Fulton Financial Corp.	354,355	5,836,227
	GAIN Capital Holdings, Inc.	29,170	114,055
	GAMCO Investors, Inc., Class A	17,798	294,557
*	Genworth Financial, Inc., Class A	6,100	25,010
	German American Bancorp, Inc.	52,618	1,799,009
	Glacier Bancorp, Inc.	140,060	5,934,342
	Global Indemnity, Ltd.	24,595	775,480
#	Goosehead Insurance, Inc., Class A	1,300	67,834
	Great Southern Bancorp, Inc.	34,088	1,939,948
	Great Western Bancorp, Inc.	83,611	2,470,705
*	Green Dot Corp., Class A	95,211	2,863,947
#	Greenhill & Co., Inc.	107,072	1,676,748
#*	Greenlight Capital Re, Ltd., Class A	140,116	1,304,480
	Guaranty Bancshares, Inc.	3,418	104,591
	Guaranty Federal Bancshares, Inc.	2,022	48,022
*	Hallmark Financial Services, Inc.	33,293	572,640

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	8,660	$562,467
	Hancock Whitney Corp.	97,029	3,855,932
	Hanmi Financial Corp.	85,261	1,434,090
	Hanover Insurance Group, Inc. (The)	50,699	7,025,867
*	HarborOne Bancrop, Inc.	26,697	291,264
#	Hawthorn Bancshares, Inc.	2,198	50,004
#	HCI Group, Inc.	33,285	1,473,527
	Heartland Financial USA, Inc.	50,223	2,456,407
#	Hennessy Advisors, Inc.	2,761	27,610
	Heritage Commerce Corp.	131,114	1,520,922
	Heritage Financial Corp.	54,712	1,410,475
	Heritage Insurance Holdings, Inc.	28,677	345,845
	Hilltop Holdings, Inc.	197,180	4,464,155
	Hingham Institution for Savings	1,923	402,657
*	HMN Financial, Inc.	3,246	67,874
	Home Bancorp, Inc.	2,792	99,284
	Home BancShares, Inc.	240,974	4,607,423
*	HomeStreet, Inc.	52,779	1,694,734
	HomeTrust Bancshares, Inc.	11,678	309,701
	Hope Bancorp, Inc.	292,457	4,066,615
	Horace Mann Educators Corp.	77,779	3,345,275
	Horizon Bancorp, Inc.	70,465	1,192,268
	Houlihan Lokey, Inc.	34,382	1,782,707
*	Howard Bancorp, Inc.	9,031	152,534
	IBERIABANK Corp.	35,333	2,569,062
	Independence Holding Co.	2,009	81,344
	Independent Bank Corp.	49,456	3,570,723
	Independent Bank Corp.	21,971	469,740
	Independent Bank Group, Inc.	54,478	2,915,663
#	Interactive Brokers Group, Inc., Class A	114,563	5,384,461
	International Bancshares Corp.	129,425	5,099,345
*	INTL. FCStone, Inc.	36,579	1,743,355
	Investar Holding Corp.	678	14,991
	Investors Bancorp, Inc.	79,319	958,570
	Investors Title Co.	2,679	422,746
	James River Group Holdings, Ltd.	33,682	1,446,305
	Janus Henderson Group P.L.C.	14,523	366,996
	Kearny Financial Corp.	175,852	2,171,772
	Kemper Corp.	86,600	6,444,772
	Kentucky First Federal Bancorp	3,402	26,195
	Kingstone Cos., Inc.	8,189	64,693
	Kinsale Capital Group, Inc.	18,294	2,089,541
	Ladenburg Thalmann Financial Services, Inc.	230,662	805,010
	Lake Shore Bancorp, Inc.	338	5,154
	Lakeland Bancorp, Inc.	96,928	1,574,111
	Lakeland Financial Corp.	60,442	2,867,368
	Landmark Bancorp, Inc.	3,294	81,559
	Lazard, Ltd., Class A	7,366	309,077
	LCNB Corp.	2,648	43,877
	Legg Mason, Inc.	78,974	3,091,832
#*	LendingClub Corp.	143,463	1,681,386
#*	LendingTree, Inc.	16,526	5,142,891
*	Limestone Bancorp, Inc.	857	14,355
#	Live Oak Bancshares, Inc.	33,602	587,363
	Luther Burbank Corp.	2,130	21,960
	Macatawa Bank Corp.	65,245	688,335
	Mackinac Financial Corp.	8,480	128,218
*	Magyar Bancorp, Inc.	809	9,918
*	Malvern Bancorp, Inc.	1,300	26,000

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Marlin Business Services Corp.	37,093	$730,732
#*	MBIA, Inc.	159,089	1,441,346
	Mercantile Bank Corp.	29,145	955,082
	Merchants Bancorp	4,419	86,966
	Mercury General Corp.	81,172	3,984,733
	Meridian Bancorp, Inc.	101,526	1,826,453
	Meta Financial Group, Inc.	65,821	2,449,858
*	Metropolitan Bank Holding Corp.	2,078	102,134
	MGIC Investment Corp.	216,764	2,989,176
	Mid Penn Bancorp, Inc.	2,400	57,600
	Middlefield Banc Corp.	614	15,448
	Midland States Bancorp, Inc.	21,111	557,753
	MidWestOne Financial Group, Inc.	10,489	339,214
	Moelis & Co., Class A	67,197	2,419,092
#*	Mr Cooper Group, Inc.	42,118	521,421
	MutualFirst Financial, Inc.	9,275	345,308
	MVB Financial Corp.	1,152	23,017
	National Bank Holdings Corp., Class A	64,487	2,102,276
	National Bankshares, Inc.	2,039	83,273
	National General Holdings Corp.	103,721	2,258,006
	National Security Group, Inc. (The)	1,000	14,745
	National Western Life Group, Inc., Class A	2,497	664,202
	Navient Corp.	301,269	4,332,248
#	NBT Bancorp, Inc.	82,955	3,134,869
	Nelnet, Inc., Class A	59,149	3,386,872
»	NewStar Financial, Inc.	154,391	79,290
*	Nicholas Financial, Inc.	9,480	78,494
*	Nicolet Bankshares, Inc.	4,945	349,364
*	NMI Holdings, Inc., Class A	102,175	3,261,426
*	Northeast Bank	8,636	173,325
	Northfield Bancorp, Inc.	98,988	1,572,919
	Northrim BanCorp, Inc.	11,583	435,868
	Northwest Bancshares, Inc.	257,325	4,046,436
	Norwood Financial Corp.	949	32,266
	OceanFirst Financial Corp.	82,936	1,929,091
	OFG Bancorp	81,453	1,605,439
	Ohio Valley Banc Corp.	1,400	46,270
	Old National Bancorp	264,103	4,730,085
	Old Second Bancorp, Inc.	51,433	631,854
#*	On Deck Capital, Inc.	138,584	565,423
	OneMain Holdings, Inc.	45,669	1,934,996
	Oppenheimer Holdings, Inc., Class A	10,748	296,107
	Opus Bank	59,987	1,597,754
#	Origin Bancorp, Inc.	3,849	135,639
	Orrstown Financial Services, Inc.	5,279	108,800
*	Pacific Mercantile Bancorp	35,354	245,003
	Pacific Premier Bancorp, Inc.	86,707	2,583,869
	PacWest Bancorp	3,585	125,654
#	Park National Corp.	16,584	1,574,982
	Parke Bancorp, Inc.	3,933	84,638
	PCSB Financial Corp.	5,627	111,865
	Peapack Gladstone Financial Corp.	43,018	1,257,416
	Penns Woods Bancorp, Inc.	8,683	273,949
	Pennymac Financial Services, Inc.	50,895	1,716,179
	Peoples Bancorp of North Carolina, Inc.	1,084	29,647
	Peoples Bancorp, Inc.	39,103	1,272,412
	Peoples Financial Services Corp.	60	2,781
	People's United Financial, Inc.	125,953	1,942,195
	People's Utah Bancorp	24,149	629,806

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Pinnacle Financial Partners, Inc.	66,239	$3,912,075
	Piper Sandler Cos.	17,595	1,450,356
	PJT Partners, Inc., Class A	31,874	1,466,841
	Popular, Inc.	75,970	4,251,281
#*	PRA Group, Inc.	105,839	3,742,467
	Preferred Bank	30,623	1,840,749
	Premier Financial Bancorp, Inc.	20,540	349,180
	Primerica, Inc.	56,551	6,704,687
	ProAssurance Corp.	104,561	3,175,518
	Prosperity Bancshares, Inc.	55,168	3,872,794
	Protective Insurance Corp., Class A	550	8,250
	Protective Insurance Corp., Class B	8,898	138,720
*	Provident Bancorp, Inc.	519	6,129
	Provident Financial Holdings, Inc.	6,061	133,403
	Provident Financial Services, Inc.	105,610	2,408,964
	Prudential Bancorp, Inc.	1,711	30,131
	Pzena Investment Management, Inc., Class A	38,493	315,258
	QCR Holdings, Inc.	24,835	1,020,718
	Radian Group, Inc.	324,032	7,935,544
	RBB Bancorp	7,276	143,192
*	Regional Management Corp.	23,372	643,899
	Renasant Corp.	97,404	3,110,110
	Republic Bancorp, Inc., Class A	39,187	1,641,935
#*	Republic First Bancorp, Inc.	46,033	146,845
	Riverview Bancorp, Inc.	44,683	328,867
	RLI Corp.	73,080	6,797,171
	S&T Bancorp, Inc.	62,285	2,341,293
#	Safeguard Scientifics, Inc.	55,071	585,955
	Safety Insurance Group, Inc.	38,135	3,511,471
	Salisbury Bancorp, Inc.	551	24,492
	Sandy Spring Bancorp, Inc.	62,290	2,167,692
	SB One Bancorp	6,777	161,970
*	Seacoast Banking Corp. of Florida	59,709	1,621,099
#*	Security National Financial Corp., Class A	3,847	21,346
*	Select Bancorp, Inc.	4,362	50,599
	Selective Insurance Group, Inc.	96,545	6,396,106
	ServisFirst Bancshares, Inc.	74,169	2,725,711
	Shore Bancshares, Inc.	11,216	182,260
#*	Siebert Financial Corp.	7,500	51,525
	Sierra Bancorp	31,357	839,740
	Silvercrest Asset Management Group, Inc., Class A	4,500	53,460
#	Simmons First National Corp., Class A	160,987	3,860,468
	SLM Corp.	19,611	214,152
	SmartFinancial, Inc.	5,378	116,272
	South State Corp.	53,881	4,073,942
*	Southern First Bancshares, Inc.	13,801	538,929
	Southern Missouri Bancorp, Inc.	6,269	223,302
	Southern National Bancorp of Virginia, Inc.	17,384	269,974
#	Southside Bancshares, Inc.	62,849	2,204,743
#	Southwest Georgia Financial Corp.	1,439	48,926
*	Spirit of Texas Bancshares, Inc.	1,280	26,560
	State Auto Financial Corp.	75,429	2,271,167
	Sterling Bancorp	290,961	5,819,220
	Sterling Bancorp, Inc.	10,431	76,459
	Stewart Information Services Corp.	54,175	2,261,806
	Stifel Financial Corp.	92,246	5,967,394
	Stock Yards Bancorp, Inc.	47,361	1,834,765
	Summit Financial Group, Inc.	5,280	129,624
	Summit State Bank	1,000	12,980

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Synovus Financial Corp.	29,144	$1,020,623
	TCF Financial Corp.	232,861	9,845,363
	Territorial Bancorp, Inc.	22,292	647,137
*	Texas Capital Bancshares, Inc.	55,297	3,039,123
	TFS Financial Corp.	6,500	132,795
»	TheStreet.Com, Inc.	487	44
*	Third Point Reinsurance, Ltd.	43,830	477,309
	Timberland Bancorp, Inc.	18,811	529,718
	Tiptree, Inc.	71,359	488,809
	Tompkins Financial Corp.	26,932	2,318,576
	Towne Bank	110,749	2,940,386
	TriCo Bancshares	45,738	1,664,863
#*	TriState Capital Holdings, Inc.	67,724	1,556,975
*	Triumph Bancorp, Inc.	26,121	1,018,197
	TrustCo Bank Corp. NY	217,568	1,725,314
	Trustmark Corp.	168,734	5,396,113
	UMB Financial Corp.	83,669	5,560,642
	Umpqua Holdings Corp.	78,738	1,330,672
*	Unico American Corp.	4,300	27,563
	United Bancshares, Inc.	110	2,613
	United Bankshares, Inc.	162,418	5,570,937
	United Community Banks, Inc.	160,340	4,476,693
	United Community Financial Corp.	125,105	1,367,398
	United Fire Group, Inc.	39,695	1,756,901
	United Insurance Holdings Corp.	33,694	341,657
	United Security Bancshares	7,256	70,673
	Unity Bancorp, Inc.	10,777	236,232
	Universal Insurance Holdings, Inc.	101,962	2,481,755
	Univest Financial Corp.	62,444	1,551,109
	Valley National Bancorp	686,300	7,226,739
	Value Line, Inc.	2,730	89,953
	Veritex Holdings, Inc.	53,691	1,520,529
#	Victory Capital Holdings, Inc., Class A	9,260	193,164
#	Virtu Financial, Inc., Class A	4,300	71,767
	Virtus Investment Partners, Inc.	22,448	2,761,777
#	Waddell & Reed Financial, Inc., Class A	155,869	2,490,787
	Walker & Dunlop, Inc.	67,522	4,481,435
	Washington Federal, Inc.	193,136	6,566,624
	Washington Trust Bancorp, Inc.	37,710	1,784,814
	Waterstone Financial, Inc.	83,761	1,464,980
	Webster Financial Corp.	35,000	1,570,100
	WesBanco, Inc.	110,317	3,653,699
	West Bancorporation, Inc.	41,449	948,768
	Westamerica Bancorporation	37,378	2,368,270
	Western Alliance Bancorp	15,340	847,228
	Western New England Bancorp, Inc.	49,422	443,810
	Westwood Holdings Group, Inc.	24,344	683,580
#	White Mountains Insurance Group, Ltd.	3,547	3,962,779
	Wintrust Financial Corp.	62,888	3,979,553
#	WisdomTree Investments, Inc.	117,812	495,989
#*	World Acceptance Corp.	25,209	2,179,822
	WSFS Financial Corp.	100,202	3,997,058
#	WVS Financial Corp.	700	11,725
TOTAL FINANCIALS			664,621,264
HEALTH CARE — (9.5%)
#*	Abeona Therapeutics, Inc.	13,944	30,258
#*	Acadia Healthcare Co., Inc.	125,568	4,034,500
#*	Acceleron Pharma Inc.	7,464	677,582

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Accuray, Inc.	115,290	$448,478
#»	Achillion Pharmaceuticals, Inc.	433,008	150,562
*	Addus HomeCare Corp.	43,369	4,091,431
#*	Adverum Biotechnologies, Inc.	121,128	1,195,533
*	Aeglea BioTherapeutics, Inc.	41,994	304,876
#*	Agios Pharmaceuticals, Inc.	20,694	1,008,419
#*	Aimmune Therapeutics Inc.	666	20,679
#*	Akcea Therapeutics, Inc.	3,623	62,569
#*	Akebia Therapeutics, Inc.	69,703	503,256
*	Albireo Pharma, Inc.	9,630	218,601
*	Aldeyra Therapeutics, Inc.	16,877	90,123
*	Alkermes P.L.C.	11,233	195,567
#*	Allena Pharmaceuticals, Inc.	5,776	14,729
*	Allscripts Healthcare Solutions, Inc.	314,389	2,697,458
#*	AMAG Pharmaceuticals, Inc.	26,767	237,156
*	Amedisys, Inc.	68,500	12,089,565
*	American Renal Associates Holdings, Inc.	1,848	16,780
*	Amicus Therapeutics, Inc.	69,152	611,304
*	AMN Healthcare Services, Inc.	86,819	5,849,864
#*	Amphastar Pharmaceuticals, Inc.	88,418	1,671,984
*	AnaptysBio, Inc.	8,742	126,934
*	AngioDynamics, Inc.	67,512	929,640
#*	ANI Pharmaceuticals, Inc.	41,251	2,557,562
*	Anika Therapeutics, Inc.	50,046	2,057,391
#*	Apollo Medical Holdings, Inc.	364	6,523
*	Applied Genetic Technologies Corp.	44,373	278,662
#*	Aptinyx, Inc.	2,443	9,992
	Apyx Medical Corp.	26,699	202,645
*	Aravive, Inc.	8,700	87,000
*	Arcus Biosciences, Inc.	10,002	87,818
*	Ardelyx, Inc.	142,622	1,009,764
*	Arena Pharmaceuticals, Inc.	16,742	764,942
*	Assembly Biosciences, Inc.	42,940	754,026
#*	Atara Biotherapeutics, Inc.	33,937	448,987
*	AtriCure Inc.	6,383	248,299
	Atrion Corp.	3,399	2,444,527
#*	aTyr Pharma, Inc.	1,042	5,283
*	Avanos Medical, Inc.	85,059	2,342,525
#*	Avrobio, Inc.	5,860	127,338
#*	AxoGen, Inc.	12,672	156,626
#*	Baudax Bio, Inc.	681	5,700
*	BioDelivery Sciences International, Inc.	12,767	67,027
#*	BioLife Solutions, Inc.	2,851	39,315
*	BioSpecifics Technologies Corp.	21,297	1,258,227
*	BioTelemetry, Inc.	102,457	5,012,196
#*	Bluebird Bio, Inc.	286	22,791
*	Brookdale Senior Living, Inc.	511,050	3,367,820
*	Calithera Biosciences, Inc.	40,865	245,190
#*	Calyxt, Inc.	819	4,562
#	Cantel Medical Corp.	83,217	5,414,098
#*	Capital Senior Living Corp.	54,454	151,927
*	Cardiovascular Systems, Inc.	1,244	56,465
#*	CareDx, Inc.	11,818	285,523
#*	CASI Pharmaceuticals, Inc.	3,000	8,550
#*	Catabasis Pharmaceuticals, Inc.	9,338	49,491
#*	Catalyst Biosciences, Inc.	11,331	80,450
#*	Catalyst Pharmaceuticals, Inc.	39,874	163,882
*	Celldex Therapeutics, Inc.	10,678	24,720
#*	Cellular Biomedicine Group, Inc.	367	6,257

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Chembio Diagnostics, Inc.	1,700	$6,987
	Chemed Corp.	2,679	1,251,200
#*	ChemoCentryx, Inc.	75,691	3,210,812
#*	Chiasma, Inc.	7,122	33,616
#*	Codexis, Inc.	7,322	114,809
*	Collegium Pharmaceutical, Inc.	42,363	852,132
#*	Community Health Systems, Inc.	169,421	726,816
	Computer Programs & Systems, Inc.	23,591	613,366
*	Concert Pharmaceuticals, Inc.	70,387	751,733
	CONMED Corp.	47,238	4,803,160
#*	Constellation Pharmaceuticals, Inc.	3,527	116,532
#*	Corcept Therapeutics, Inc.	131,043	1,660,315
*	CorVel Corp.	44,234	4,050,507
#*	Corvus Pharmaceuticals, Inc.	25,514	140,837
#*	Covetrus, Inc.	24,563	302,125
#*	Cross Country Healthcare, Inc.	90,253	893,505
*	CryoLife, Inc.	114,699	3,411,148
*	Cumberland Pharmaceuticals, Inc.	45,418	220,731
*	Cutera, Inc.	50,628	1,426,697
#*	Cyclerion Therapeutics, Inc.	2,793	9,161
*	CytomX Therapeutics, Inc.	34,486	255,886
*	Deciphera Pharmaceuticals, Inc.	12,844	804,420
#*	Denali Therapeutics, Inc.	13,908	322,109
#*	Dicerna Pharmaceuticals, Inc.	2,838	56,036
*	Digirad Corp.	4,050	11,502
*	Diplomat Pharmacy, Inc.	53,009	210,976
#*	Eagle Pharmaceuticals, Inc.	16,350	879,957
*	Electromed, Inc.	9,750	94,965
#*	Eloxx Pharmaceuticals, Inc.	3,582	13,719
*	Emergent BioSolutions, Inc.	71,414	3,934,197
*	Enanta Pharmaceuticals, Inc.	52,726	2,717,498
*	Endo International P.L.C.	147,501	836,331
#*	Enochian Biosciences, Inc.	2,300	10,189
	Ensign Group, Inc. (The)	77,518	3,503,814
*	Enzo Biochem, Inc.	122,211	306,750
#*	Epizyme, Inc.	50,528	1,057,551
#*	Evelo Biosciences, Inc.	300	1,761
#*	Evolent Health, Inc., Class A	170,243	1,716,049
#*	FibroGen, Inc.	4,260	178,281
*	Five Prime Therapeutics, Inc.	39,109	184,594
#*	Flexion Therapeutics, Inc.	3,800	66,576
#*	Fluidigm Corp.	19,900	76,416
*	FONAR Corp.	12,536	264,635
#*	Fulgent Genetics, Inc.	3,094	41,398
#*	G1 Therapeutics, Inc.	19,256	372,796
#*	Genocea Biosciences, Inc.	3,500	7,245
#*	Global Blood Therapeutics, Inc.	33,420	2,180,989
*	Globus Medical, Inc., Class A	49,092	2,566,530
#*	GlycoMimetics, Inc.	37,294	159,618
*	Haemonetics Corp.	9,947	1,068,208
*	Halozyme Therapeutics, Inc.	15,300	290,394
*	Hanger, Inc.	15,781	385,530
#*	Harvard Bioscience, Inc.	107,208	318,408
#*	HealthEquity, Inc.	23,878	1,577,381
*	HealthStream, Inc.	81,548	2,083,551
#*	Heron Therapeutics, Inc.	1,231	25,679
#*	Heska Corp.	16,780	1,681,188
*	HMS Holdings Corp.	131,976	3,605,584
*	Horizon Therapeutics P.L.C.	209,169	7,214,239

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ICU Medical, Inc.	20,567	$3,752,860
*	InfuSystem Holdings, Inc.	3,700	31,746
#*	Innoviva, Inc.	138,347	1,909,880
#*	Inogen, Inc.	31,155	1,379,232
#*	Inovalon Holdings, Inc., Class A	7,741	156,833
#*	Insmed, Inc.	21,563	442,904
*	Inspire Medical Systems, Inc.	17,771	1,329,271
*	Integer Holdings Corp.	61,421	5,245,353
#*	Integra LifeSciences Holdings Corp.	80,508	4,431,160
#*	Intellia Therapeutics, Inc.	75,733	901,980
*	Interpace Biosciences, Inc.	1,140	9,017
#*	Intersect ENT Inc.	6,500	167,960
*	Intra-Cellular Therapies, Inc.	130,071	2,951,311
#*	IntriCon Corp.	32,669	556,353
	Invacare Corp.	107,657	827,882
#*	Iovance Biotherapeutics, Inc.	22,031	478,954
#*	iRadimed Corp.	1,300	33,150
#*	Ironwood Pharmaceuticals Inc.	25,444	307,364
	IVERIC bio, Inc.	3,500	23,240
#*	Joint Corp. (The)	6,004	100,267
#*	Jounce Therapeutics, Inc.	58,115	365,543
#*	Kala Pharmaceuticals, Inc.	28,011	166,946
*	KalVista Pharmaceuticals, Inc.	1,401	21,435
#*	Karyopharm Therapeutics, Inc.	89,654	1,447,912
	Kewaunee Scientific Corp.	2,424	29,912
*	Kindred Biosciences, Inc.	94,308	823,309
#*	Kodiak Sciences, Inc.	1,900	116,033
#*	Krystal Biotech, Inc.	2,037	106,454
*	Kura Oncology, Inc.	27,793	326,290
#*	Lannett Co., Inc.	4,756	38,714
*	Lantheus Holdings, Inc.	78,028	1,366,270
#	LeMaitre Vascular, Inc.	69,838	2,513,120
#*	LHC Group, Inc.	68,923	10,045,527
#*	Ligand Pharmaceuticals, Inc.	21,940	1,926,551
*	LivaNova P.L.C.	34,061	2,315,126
	Luminex Corp.	95,686	2,170,637
*	MacroGenics, Inc.	43,456	401,968
#*	Madrigal Pharmaceuticals, Inc.	3,582	297,378
*	Magellan Health, Inc.	51,479	3,768,778
#*	MediciNova, Inc.	1,510	8,743
*	MEDNAX, Inc.	44,489	1,026,361
*	Medpace Holdings, Inc.	32,063	2,742,990
*	MEI Pharma, Inc.	24,871	56,955
*	Menlo Therapeutics, Inc.	1,754	8,068
	Meridian Bioscience, Inc.	33,377	328,430
#*	Merit Medical Systems, Inc.	94,813	3,453,089
#	Merrimack Pharmaceuticals, Inc.	15,020	46,111
#	Mesa Laboratories, Inc.	7,941	2,084,036
#*	Micron Solutions, Inc.	5,700	14,877
	Millendo Therapeutics, Inc.	650	5,161
#*	Minerva Neurosciences, Inc.	93,846	762,968
*	Misonix, Inc.	1,809	30,192
*	Molecular Templates, Inc.	24,618	367,793
*	Momenta Pharmaceuticals, Inc.	59,407	1,723,991
#*	MyoKardia Inc.	8,550	581,657
*	Myriad Genetics, Inc.	120,032	3,318,885
	National HealthCare Corp.	24,420	2,049,326
	National Research Corp.	42,285	2,861,426
*	Natus Medical, Inc.	81,179	2,540,091

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Nektar Therapeutics	1,103	$21,939
*	Neogen Corp.	51,156	3,441,264
#*	NeoGenomics, Inc.	78,216	2,520,902
#	Neoleukin Therapeutics, Inc.	8,321	102,848
*	Neuronetics, Inc.	4,688	17,017
*	NextGen Healthcare, Inc.	124,681	1,728,079
*	NuVasive, Inc.	78,009	6,016,054
*	ObsEva SA	13,479	47,850
#*	Ocular Therapeutix, Inc.	9,395	40,962
#*	Odonate Therapeutics, Inc.	1,825	53,290
*	Omnicell, Inc.	97,919	7,958,856
*	Oncternal Therapeutics, Inc.	2,045	7,648
*	Option Care Health, Inc.	74,800	312,664
*	OraSure Technologies, Inc.	215,440	1,518,852
*	Orthofix Medical, Inc.	36,951	1,598,500
#*	OrthoPediatrics Corp.	2,208	101,413
*	Otonomy, Inc.	58,100	185,920
#	Owens & Minor, Inc.	182,278	1,141,060
*	Oxford Immunotec Global P.L.C.	12,375	191,565
*	Pacira BioSciences, Inc.	32,556	1,407,070
	Patterson Cos., Inc.	114,050	2,510,241
*	PDL BioPharma, Inc.	264,536	870,323
#	PDS Biotechnology Corp.	1,525	3,752
#*	Pennant Group, Inc.	38,759	1,023,238
#*	PetIQ, Inc.	17,777	528,866
*	Pfenex, Inc.	46,462	498,073
	Phibro Animal Health Corp., Class A	15,417	365,691
#*	Pieris Pharmaceuticals, Inc.	23,833	88,182
#*	PolarityTE, Inc.	3,500	10,850
*	Precipio, Inc.	5,602	10,588
*	Premier, Inc., Class A	9,700	337,269
#*	Prestige Consumer Healthcare, Inc.	110,081	4,464,885
*	Pro-Dex, Inc.	4,614	69,671
#*	Progenics Pharmaceuticals, Inc.	60,482	269,750
#*	Protagonist Therapeutics, Inc.	20,773	156,836
*	Prothena Corp. P.L.C.	82,874	1,008,577
*	Providence Service Corp. (The)	41,699	2,704,180
	Psychemedics Corp.	4,247	40,347
*	PTC Therapeutics, Inc.	4,736	243,904
#*	Pulse Biosciences, Inc.	2,000	28,000
*	Quidel Corp.	56,818	4,363,622
*	R1 RCM, Inc.	21,653	270,663
#*	Ra Pharmaceuticals, Inc.	20,609	965,944
*	RadNet, Inc.	104,073	2,348,928
*	Recro Pharma, Inc.	1,704	28,099
#*	REGENXBIO, Inc.	27,971	1,217,578
*	Repligen Corp.	70,302	7,057,618
*	Retrophin, Inc.	93,765	1,449,607
#*	Revance Therapeutics, Inc.	41,415	926,454
#*	Rhythm Pharmaceuticals, Inc.	9,569	167,840
#*	Rigel Pharmaceuticals, Inc.	160,591	362,936
#*	Rocket Pharmaceuticals, Inc.	13,919	285,061
*	RTI Surgical Holdings, Inc.	119,696	497,935
#	Salarius Pharmaceuticals, Inc.	900	2,250
#*	Sangamo Therapeutics, Inc.	78,839	577,890
*	Savara, Inc.	2,388	6,257
*	SeaSpine Holdings Corp.	44,278	653,543
*	Select Medical Holdings Corp.	241,318	5,511,703
#*	Sientra, Inc.	39,942	242,049

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Sierra Oncology, Inc.	200	$2,434
#*	SIGA Technologies, Inc.	15,339	78,996
	Simulations Plus, Inc.	46,554	1,516,729
#*	Solid Biosciences, Inc.	4,211	14,107
#*	Spectrum Pharmaceuticals, Inc.	94,746	239,707
#*	Spero Therapeutics, Inc.	7,130	65,667
*	Spring Bank Pharmaceuticals, Inc.	1,200	1,500
#*	STAAR Surgical Co.	3,494	117,538
#*	Stemline Therapeutics, Inc.	11,502	76,258
*	Supernus Pharmaceuticals, Inc.	40,886	935,063
*	Surgery Partners, Inc.	51,746	872,955
#*	Surmodics, Inc.	41,143	1,620,623
#*	Syndax Pharmaceuticals, Inc.	89,566	840,129
#*	Syneos Health, Inc.	36,008	2,209,451
#*	Synlogic, Inc.	27,934	74,863
#*	Syros Pharmaceuticals, Inc.	31,089	219,488
#*	Tabula Rasa HealthCare, Inc.	453	26,306
#*	Tactile Systems Technology, Inc.	6,981	392,262
*	Taro Pharmaceutical Industries, Ltd.	900	72,603
#*	Teladoc Health, Inc.	5,491	558,490
*	Tenet Healthcare Corp.	183,364	5,801,637
#*	Tivity Health, Inc.	88,869	1,923,570
#*	Triple-S Management Corp., Class B	40,561	714,685
#*	Ultragenyx Pharmaceutical Inc.	19,076	1,002,444
*	United Therapeutics Corp.	28,622	2,795,511
	US Physical Therapy, Inc.	29,093	3,407,954
	Utah Medical Products, Inc.	12,463	1,147,468
*	Vanda Pharmaceuticals, Inc.	28,550	364,013
*	Varex Imaging Corp.	50,447	1,394,860
#*	Vericel Corp.	21,195	347,598
#*	Verrica Pharmaceuticals, Inc.	1,300	18,863
#*	ViewRay, Inc.	20,950	65,364
#*	Vocera Communications, Inc.	18,981	418,151
#*	WaVe Life Sciences Ltd.	5,137	36,473
*	Wright Medical Group NV	59,735	1,800,413
#*	Xencor, Inc.	16,666	565,644
#*	XOMA Corp.	1,200	27,828
#*	Zogenix, Inc.	44,681	2,250,582
#*	Zynerba Pharmaceuticals, Inc.	2,800	14,112
#*	Zynex, Inc.	2,102	20,200
TOTAL HEALTH CARE			314,742,350
INDUSTRIALS — (19.6%)
#	AAON, Inc.	102,100	5,354,124
	AAR Corp.	58,300	2,482,414
	ABM Industries, Inc.	106,105	4,046,845
*	Acacia Research Corp.	41,499	103,748
	ACCO Brands Corp.	158,432	1,368,852
	Acme United Corp.	10,426	249,286
	Acuity Brands, Inc.	180	21,217
#	ADT, Inc.	3,390	21,018
*	Advanced Disposal Services, Inc.	2,293	75,554
	Advanced Drainage Systems, Inc.	59,115	2,457,411
*	Aegion Corp.	68,967	1,441,410
#*	Aerojet Rocketdyne Holdings, Inc.	117,038	6,094,169
#*	Aerovironment, Inc.	60,781	4,048,622
	AGCO Corp.	9,666	677,973
	Air Lease Corp.	74,564	3,201,778
*	Air Transport Services Group, Inc.	135,939	2,850,641

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Alamo Group, Inc.	27,770	$3,459,031
	Albany International Corp., Class A	51,795	3,613,737
#	Allegiant Travel Co.	24,746	4,158,318
	Allied Motion Technologies, Inc.	31,330	1,436,167
	Altra Industrial Motion Corp.	24,440	812,874
*	Ameresco, Inc., Class A	40,773	782,434
#*	American Superconductor Corp.	3,300	20,724
*	American Woodmark Corp.	32,860	3,603,099
*	AMREP Corp.	2,776	16,926
	Apogee Enterprises, Inc.	71,211	2,265,934
	Applied Industrial Technologies, Inc.	61,720	3,985,260
	ArcBest Corp.	65,791	1,467,797
	Arcosa, Inc.	6,546	286,388
	Argan, Inc.	50,230	2,115,185
*	Armstrong Flooring, Inc.	16,320	57,773
	Armstrong World Industries, Inc.	65,441	6,565,696
*	ASGN, Inc.	101,799	6,890,774
	Astec Industries, Inc.	63,788	2,630,617
*	Astronics Corp.	49,595	1,249,794
#*	Astronics Corp., Class B	8,090	204,070
*	Atkore International Group, Inc.	52,146	2,070,196
*	Atlas Air Worldwide Holdings, Inc.	20,162	450,621
*	Avis Budget Group, Inc.	141,110	4,628,408
#*	Axon Enterprise, Inc.	117,616	9,034,085
	AZZ, Inc.	49,211	2,030,446
	Barnes Group, Inc.	88,315	5,578,859
	Barrett Business Services, Inc.	23,420	1,939,879
*	Beacon Roofing Supply, Inc.	109,467	3,624,452
	BG Staffing, Inc.	16,066	323,248
*	Blue Bird Corp.	32,429	639,824
*	BMC Stock Holdings, Inc.	79,274	2,313,612
	Brady Corp., Class A	69,846	3,867,373
#	Briggs & Stratton Corp.	33,109	121,510
#*	BrightView Holdings, Inc.	651	10,286
	Brink's Co. (The)	60,744	5,114,037
*	Builders FirstSource, Inc.	199,520	4,947,098
#	BWX Technologies, Inc.	58,682	3,731,588
*	CAI International, Inc.	54,658	1,486,698
*	Casella Waste Systems, Inc., Class A	143,196	7,330,203
*	CBIZ, Inc.	126,222	3,407,994
*	CECO Environmental Corp.	88,143	669,887
*	Chart Industries, Inc.	77,086	4,931,962
	Chicago Rivet & Machine Co.	841	22,244
#*	Cimpress P.L.C.	40,170	4,805,537
*	CIRCOR International, Inc.	34,145	1,418,042
*	Clean Harbors, Inc.	84,791	6,971,516
#*	Colfax Corp.	125,756	4,421,581
	Columbus McKinnon Corp.	45,359	1,587,111
	Comfort Systems USA, Inc.	81,966	3,803,222
*	Commercial Vehicle Group, Inc.	137,009	683,675
	CompX International, Inc.	2,107	34,028
#*	Construction Partners, Inc., Class A	8,576	143,905
*	Continental Building Products, Inc.	71,748	2,653,959
*	Continental Materials Corp.	135	951
	Copa Holdings SA, Class A	27,455	2,689,492
	Costamare, Inc.	78,386	621,601
	Covanta Holding Corp.	165,468	2,478,711
*	Covenant Transportation Group, Inc., Class A	27,793	352,554
*	CPI Aerostructures, Inc.	13,295	87,747

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CRA International, Inc.	20,118	$1,071,887
	Crane Co.	5,500	470,030
	CSW Industrials, Inc.	25,145	1,908,003
#	Cubic Corp.	49,038	3,201,691
	Curtiss-Wright Corp.	26,134	3,800,668
#*	Daseke, Inc.	10,862	32,966
	Deluxe Corp.	77,461	3,733,620
	Douglas Dynamics, Inc.	74,591	3,910,806
*	Ducommun, Inc.	21,433	877,253
*	DXP Enterprises, Inc.	49,081	1,701,638
*	Dycom Industries, Inc.	72,056	2,912,504
#*	Eagle Bulk Shipping, Inc.	51,062	165,952
	Eastern Co. (The)	7,733	214,204
*	Echo Global Logistics, Inc.	97,805	1,895,461
	EMCOR Group, Inc.	83,083	6,826,930
	Encore Wire Corp.	41,411	2,249,031
#*	Energy Recovery, Inc.	7,134	72,838
	Enerpac Tool Group Corp.	106,321	2,457,078
	EnerSys	68,976	4,963,513
	Ennis, Inc.	63,660	1,327,948
	EnPro Industries, Inc.	41,842	2,445,246
	ESCO Technologies, Inc.	41,752	4,006,522
	Espey Manufacturing & Electronics Corp.	6,393	131,057
#	EVI Industries, Inc.	837	22,398
*	Evoqua Water Technologies Corp.	14,776	295,077
#*	ExOne Co. (The)	1,980	13,840
	Exponent, Inc.	82,404	5,996,539
	Federal Signal Corp.	148,867	4,787,563
	Fluor Corp.	12,026	215,145
	Forrester Research, Inc.	43,589	1,803,277
	Forward Air Corp.	53,916	3,528,802
*	Franklin Covey Co.	43,560	1,385,208
	Franklin Electric Co., Inc.	86,981	5,017,934
*	FreightCar America, Inc.	16,882	27,180
*	FTI Consulting, Inc.	76,280	9,158,177
#*	Gates Industrial Corp. P.L.C.	3,358	41,874
#	GATX Corp.	64,012	4,873,234
	Genco Shipping & Trading, Ltd.	47,901	376,981
*	Gencor Industries, Inc.	35,043	392,832
*	Generac Holdings, Inc.	75,685	7,840,209
*	Gibraltar Industries, Inc.	65,935	3,594,776
*	GMS, Inc.	43,380	1,159,114
*	Goldfield Corp. (The)	21,775	74,035
	Gorman-Rupp Co. (The)	67,573	2,494,119
*	GP Strategies Corp.	40,471	538,669
#	GrafTech International, Ltd.	10,300	110,519
	Graham Corp.	33,735	616,676
#	Granite Construction, Inc.	49,150	1,333,440
*	Great Lakes Dredge & Dock Corp.	135,012	1,413,576
	Greenbrier Cos., Inc. (The)	63,084	1,519,694
	Griffon Corp.	91,355	1,899,270
	H&E Equipment Services, Inc.	97,220	2,635,634
*	Harsco Corp.	125,867	1,875,418
	Hawaiian Holdings, Inc.	116,041	3,235,223
#*	HC2 Holdings, Inc.	14,820	49,054
#	Healthcare Services Group, Inc.	101,370	2,595,072
	Heartland Express, Inc.	152,321	2,846,879
	Heidrick & Struggles International, Inc.	61,616	1,751,127
	Helios Technologies, Inc.	46,648	1,983,473

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Herc Holdings, Inc.	37,666	$1,511,160
*	Heritage-Crystal Clean, Inc.	40,956	1,161,103
	Herman Miller, Inc.	89,584	3,462,422
*	Hertz Global Holdings, Inc.	209,182	3,296,708
*	Hill International, Inc.	44,418	147,024
	Hillenbrand, Inc.	85,722	2,488,510
	HNI Corp.	64,401	2,316,504
*	Houston Wire & Cable Co.	11,452	45,579
*	Hub Group, Inc., Class A	59,349	3,137,782
	Hurco Cos., Inc.	17,511	548,094
*	Huron Consulting Group, Inc.	44,790	2,902,840
	Hyster-Yale Materials Handling, Inc.	25,024	1,351,046
	ICF International, Inc.	46,923	4,109,986
*	IES Holdings, Inc.	34,805	870,473
*	InnerWorkings, Inc.	157,999	655,696
*	Innovative Solutions & Support, Inc.	19,757	112,615
	Insperity, Inc.	57,030	4,982,711
	Insteel Industries, Inc.	65,862	1,473,333
	Interface, Inc.	122,955	1,977,116
	ITT, Inc.	10,458	701,523
*	JELD-WEN Holding, Inc.	53,645	1,281,043
	John Bean Technologies Corp.	62,171	7,024,701
	Kadant, Inc.	23,091	2,461,501
	Kaman Corp.	50,949	3,144,572
	Kelly Services, Inc., Class A	58,105	1,031,945
	Kennametal, Inc.	129,752	4,059,940
	Kforce, Inc.	82,920	3,072,186
	Kimball International, Inc., Class B	126,118	2,368,496
*	Kirby Corp.	73,165	5,362,263
	Knoll, Inc.	91,845	2,274,082
	Korn Ferry	114,090	4,675,408
#*	Kratos Defense & Security Solutions, Inc.	192,292	3,526,635
	Landstar System, Inc.	44,453	4,923,170
*	Lawson Products, Inc.	21,468	1,013,719
*	LB Foster Co., Class A	24,669	418,386
*	Limbach Holdings, Inc.	9,820	38,494
#	Lindsay Corp.	17,072	1,707,712
#*	LS Starrett Co. (The), Class A	1,920	10,810
	LSI Industries, Inc.	99,038	658,603
*	Lydall, Inc.	52,593	1,075,001
	Macquarie Infrastructure Corp.	75,431	3,327,261
*	Manitex International, Inc.	15,585	89,458
*	Manitowoc Co., Inc. (The)	118,039	1,705,664
	ManpowerGroup, Inc.	7,801	713,713
	Marten Transport, Ltd.	131,915	2,738,555
*	Masonite International Corp.	18,631	1,399,374
#*	MasTec, Inc.	126,820	7,323,855
	Matson, Inc.	77,909	2,805,503
	Matthews International Corp., Class A	56,271	2,100,034
#*	Maxar Technologies, Inc.	8,917	142,315
	McGrath RentCorp	35,076	2,712,076
*	Mercury Systems, Inc.	72,666	5,577,115
#*	Meritor, Inc.	186,477	4,085,711
*	Mesa Air Group, Inc.	4,869	41,581
	Miller Industries, Inc.	28,647	985,743
*	Mistras Group, Inc.	67,295	744,956
	Mobile Mini, Inc.	76,887	3,209,263
	Moog, Inc., Class A	48,955	4,386,858
*	MRC Global, Inc.	199,112	2,242,001

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	MSA Safety, Inc.	44,387	$6,018,877
	MSC Industrial Direct Co., Inc., Class A	4,036	274,731
	Mueller Industries, Inc.	104,433	3,046,311
	Mueller Water Products, Inc., Class A	320,702	3,736,178
*	MYR Group, Inc.	49,036	1,408,314
#	National Presto Industries, Inc.	7,886	679,694
*	Navistar International Corp.	89,878	3,291,332
*	NL Industries, Inc.	1,951	6,555
#	NN, Inc.	100,041	863,354
*	Northwest Pipe Co.	30,319	992,341
*	NOW, Inc.	214,944	2,151,589
#*	NV5 Global, Inc.	33,219	2,063,232
	nVent Electric P.L.C.	33,600	836,640
#	Omega Flex, Inc.	22,050	2,324,070
#*	Orion Energy Systems, Inc.	3,292	16,197
*	Orion Group Holdings, Inc.	62,543	270,186
	Oshkosh Corp.	313	26,931
*	PAM Transportation Services, Inc.	12,000	640,920
	Park Aerospace Corp.	71,585	1,107,420
	Park-Ohio Holdings Corp.	39,251	1,153,979
	Patrick Industries, Inc.	52,368	2,716,852
	Patriot Transportation Holding, Inc.	5,218	62,616
*	Perma-Pipe International Holdings, Inc.	7,792	70,362
*	PGT Innovations, Inc.	153,051	2,372,290
*	PICO Holdings, Inc.	25,462	253,347
#	Pitney Bowes, Inc.	135,043	505,061
	Powell Industries, Inc.	30,913	1,275,780
	Preformed Line Products Co.	8,043	439,309
	Primoris Services Corp.	92,739	1,978,123
#	Quad/Graphics, Inc.	29,784	126,582
	Quanex Building Products Corp.	65,094	1,153,466
*	Radiant Logistics, Inc.	105,596	510,029
	Raven Industries, Inc.	73,896	2,317,379
*	RBC Bearings, Inc.	38,011	5,911,091
*	RCM Technologies, Inc.	16,100	43,953
#*	Red Violet, Inc.	1,609	34,127
	Regal Beloit Corp.	84,944	6,664,706
*	Resideo Technologies, Inc.	23,046	234,608
	Resources Connection, Inc.	115,931	1,765,049
	REV Group, Inc.	30,102	301,020
*	Rexnord Corp.	160,979	5,255,964
#*	Roadrunner Transportation Systems, Inc.	1,100	10,967
#	RR Donnelley & Sons Co.	55,721	133,730
	Rush Enterprises, Inc., Class A	46,147	1,984,321
	Rush Enterprises, Inc., Class B	18,930	839,735
	Ryder System, Inc.	1,354	64,613
*	Saia, Inc.	68,445	5,961,559
	Scorpio Bulkers, Inc.	120,318	441,567
	Servotronics, Inc.	2,783	29,569
*	SIFCO Industries, Inc.	6,261	28,112
	Simpson Manufacturing Co., Inc.	87,482	7,232,137
#*	SiteOne Landscape Supply, Inc.	200	19,310
	SkyWest, Inc.	90,303	4,982,017
*	SP Plus Corp.	47,738	1,995,926
	Spartan Motors, Inc.	107,673	1,830,441
*	Spirit Airlines, Inc.	161,347	6,626,521
*	SPX Corp.	51,556	2,529,853
*	SPX FLOW, Inc.	75,304	3,293,797
	Standex International Corp.	32,398	2,367,970

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Steelcase, Inc., Class A	175,756	$3,270,819
#*	Stericycle, Inc.	1,600	100,288
*	Sterling Construction Co., Inc.	139,392	1,836,490
#*	Sunrun, Inc.	89,603	1,525,939
	Systemax, Inc.	67,300	1,591,645
#*	Team, Inc.	93,431	1,270,662
	Tennant Co.	32,204	2,486,793
	Terex Corp.	149,828	3,798,140
	Tetra Tech, Inc.	107,483	9,200,545
#*	Textainer Group Holdings, Ltd.	48,572	459,977
*	Thermon Group Holdings, Inc.	75,414	1,787,312
	Timken Co. (The)	121,901	6,403,460
	Titan International, Inc.	45,760	130,874
*	Titan Machinery, Inc.	64,459	787,044
#*	TPI Composites, Inc.	32,844	681,513
*	Transcat, Inc.	8,529	260,987
#*	Trex Co., Inc.	62,964	6,185,583
*	TriMas Corp.	81,389	2,338,306
*	TriNet Group, Inc.	64,978	3,707,645
#	Trinity Industries, Inc.	64,680	1,314,944
	Triton International, Ltd.	125,382	4,708,094
#	Triumph Group, Inc.	13,415	274,068
*	TrueBlue, Inc.	80,832	1,771,029
*	Tutor Perini Corp.	39,735	447,416
*	Twin Disc, Inc.	29,463	287,264
#*	U.S. Xpress Enterprises, Inc., Class A	3,037	16,582
*	Ultralife Corp.	49,397	343,309
	UniFirst Corp.	26,680	5,440,852
#*	Univar Solutions, Inc.	11,783	253,924
	Universal Forest Products, Inc.	116,525	5,581,547
	Universal Logistics Holdings, Inc.	34,938	590,452
	US Ecology, Inc.	42,546	2,297,909
#*	USA Truck, Inc.	6,681	38,015
	Valmont Industries, Inc.	32,703	4,645,788
*	Vectrus, Inc.	34,742	1,936,867
*	Veritiv Corp.	12,547	176,662
	Viad Corp.	43,595	2,833,675
#*	Vicor Corp.	25,089	1,255,704
	Virco Manufacturing Corp.	6,861	27,650
	VSE Corp.	16,296	506,969
	Wabash National Corp.	102,957	1,194,301
	Watsco, Inc., Class B	1,248	219,005
	Watts Water Technologies, Inc., Class A	47,698	4,755,968
#*	Welbilt, Inc.	199,970	3,017,547
	Werner Enterprises, Inc.	136,384	5,027,114
*	WESCO International, Inc.	63,502	3,074,132
#*	Willdan Group, Inc.	15,431	511,229
*	Willis Lease Finance Corp.	11,622	689,185
*	WillScot Corp.	12,935	243,825
#*	YRC Worldwide, Inc.	27,566	62,299
TOTAL INDUSTRIALS			649,376,671
INFORMATION TECHNOLOGY — (13.8%)
#*	2U, Inc.	13,948	276,310
#*	3D Systems Corp.	38,901	423,632
*	A10 Networks Inc.	10,321	70,286
#*	Acacia Communications, Inc.	14,284	979,168
*	ACI Worldwide, Inc.	178,832	6,160,762
#*	ACM Research, Inc., Class A	2,776	96,438

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*»	Actua Corp.	15,285	$6,802
#*	Adesto Technologies Corp.	26,332	186,957
	ADTRAN, Inc.	129,463	1,171,640
#*	Advanced Energy Industries, Inc.	83,474	5,838,172
*	Agilysys, Inc.	83,904	2,726,880
*	Airgain, Inc.	17,459	164,988
*	Alarm.com Holdings, Inc.	59,267	2,603,599
*	Alithya Group, Inc., Class A	14,711	42,515
*	Alpha & Omega Semiconductor, Ltd.	50,233	612,340
#*	Altair Engineering, Inc., Class A	8,136	300,625
*	Ambarella, Inc.	31,789	1,880,001
	American Software, Inc., Class A	83,811	1,251,298
*	Amkor Technology, Inc.	424,528	4,775,940
*	Amtech Systems, Inc.	2,380	12,209
*	Anixter International, Inc.	63,706	6,217,706
#*	Appfolio, Inc., Class A	8,197	1,077,414
*	Arlo Technologies, Inc.	169,960	725,729
	AstroNova, Inc.	6,447	80,201
#*	Asure Software, Inc.	12,709	107,137
#*	Avaya Holdings Corp.	34,725	443,438
*	Aviat Networks, Inc.	4,294	58,141
#*	Avid Technology, Inc.	378,090	3,177,846
	Avnet, Inc.	2,689	98,122
	AVX Corp.	112,370	2,277,740
*	Aware, Inc.	34,012	122,443
*	Axcelis Technologies, Inc.	105,863	2,556,591
*	AXT, Inc.	107,959	421,040
#	Badger Meter, Inc.	63,572	3,754,562
	Bel Fuse, Inc., Class A	2,583	36,679
	Bel Fuse, Inc., Class B	25,231	437,001
	Belden, Inc.	77,962	3,841,188
	Benchmark Electronics, Inc.	66,556	2,048,594
*	BK Technologies Corp.	29,676	84,577
#	Blackbaud, Inc.	52,217	4,090,158
#*	Blackline Inc.	7,700	471,009
*	Bottomline Technologies De, Inc.	55,492	2,974,371
*	Brightcove, Inc.	18,656	161,561
	Brooks Automation, Inc.	104,431	3,976,733
	Cabot Microelectronics Corp.	44,906	6,534,272
*	CACI International, Inc., Class A	44,362	11,864,173
*	CalAmp Corp.	111,027	1,068,080
*	Calix, Inc.	177,317	1,624,224
#*	Cardtronics P.L.C., Class A	91,495	4,117,275
*	Casa Systems, Inc.	24,010	96,280
	Cass Information Systems, Inc.	39,547	2,136,329
*	CCUR Holdings, Inc.	10,672	46,957
*	CEVA, Inc.	54,819	1,499,300
*	ChannelAdvisor Corp.	17,394	162,808
*	Ciena Corp.	1,404	57,101
*	Cirrus Logic, Inc.	125,945	9,673,835
*	Clearfield, Inc.	34,668	440,977
#*	Cloudera, Inc.	54,340	559,159
#*	Coda Octopus Group, Inc.	4,194	26,380
#*	Coherent, Inc.	17,867	2,526,930
	Cohu, Inc.	89,121	1,993,637
*	CommScope Holding Co., Inc.	2,024	24,662
	Communications Systems, Inc.	8,595	52,859
*	CommVault Systems, Inc.	54,778	2,466,106
*	Computer Task Group, Inc.	21,319	127,061

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Comtech Telecommunications Corp.	61,465	$1,776,953
*	Conduent, Inc.	164,770	705,216
	CoreLogic, Inc.	91,247	4,242,986
*	Cornerstone OnDemand Inc.	440	25,872
#*	Cree, Inc.	145,997	6,787,401
	CSG Systems International, Inc.	71,089	3,541,654
	CSP, Inc.	2,788	39,171
	CTS Corp.	72,034	2,111,317
*	CyberOptics Corp.	25,529	573,637
	Daktronics, Inc.	165,170	974,503
#*	DASAN Zhone Solutions, Inc.	4,099	36,317
*	Data I/O Corp.	2,221	9,017
#*	Diebold Nixdorf, Inc.	4,985	57,377
*	Digi International, Inc.	54,794	865,471
#*	Digital Turbine, Inc.	3,315	20,686
*	Diodes, Inc.	86,720	4,478,221
*	DSP Group, Inc.	79,696	1,152,404
#	Ebix, Inc.	42,888	1,476,634
*	EchoStar Corp., Class A	13,110	523,155
*	eGain Corp.	59,104	425,549
*	EMCORE Corp.	26,761	90,185
*	Endurance International Group Holdings, Inc.	95,896	452,629
#*	Enphase Energy Inc.	41,377	1,304,203
	Entegris, Inc.	113,644	5,882,213
*	Envestnet, Inc.	37,174	2,931,913
*	ePlus, Inc.	39,060	3,113,863
*	Euronet Worldwide, Inc.	9,671	1,524,536
	EVERTEC, Inc.	79,709	2,675,831
*	Evo Payments, Inc., Class A	3,400	94,214
*	ExlService Holdings, Inc.	57,799	4,225,685
#*	Extreme Networks, Inc.	78,118	460,896
*	Fabrinet	77,707	4,898,649
*	FARO Technologies, Inc.	44,491	2,298,405
#*	Finjan Holdings, Inc.	63,242	120,160
*	FireEye, Inc.	38,255	611,315
#*	Fitbit, Inc., Class A	224,373	1,462,912
*	Flex, Ltd.	11,646	153,145
*	FormFactor, Inc.	168,244	4,258,256
*	Frequency Electronics, Inc.	19,976	184,778
	GlobalSCAPE, Inc.	23,755	274,133
#*	Globant SA	10,041	1,232,031
#*	GreenSky, Inc., Class A	3,673	33,975
*	GSE Systems, Inc.	17,551	25,449
*	GSI Technology, Inc.	52,457	425,426
#*	GTT Communications, Inc.	42,851	507,784
	Hackett Group, Inc. (The)	104,884	1,620,982
*	Harmonic, Inc.	311,003	2,187,906
#*	I3 Verticals, Inc., Class A	10,381	335,203
*	Ichor Holdings, Ltd.	58,491	1,953,015
#*	IEC Electronics Corp.	18,594	149,682
#*	II-VI, Inc.	140,801	4,737,954
#*	Image Sensing Systems, Inc.	700	3,745
#*	Immersion Corp.	32,368	236,934
#*	Infinera Corp.	159,946	1,178,802
*	Information Services Group, Inc.	44,727	120,763
*	Inphi Corp.	24,400	1,853,424
*	Insight Enterprises, Inc.	60,629	3,993,632
	InterDigital, Inc.	63,560	3,511,690
#*	Internap Corp.	14,818	14,818

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	inTEST Corp.	10,575	$57,211
*	Intevac, Inc.	65,347	392,082
*	Iteris, Inc.	32,287	163,372
*	Itron, Inc.	60,646	4,957,811
#	j2 Global, Inc.	43,034	4,125,239
	Jabil, Inc.	25,053	974,311
	KBR, Inc.	218,756	5,950,163
	KEMET Corp.	163,654	4,261,550
*	Key Tronic Corp.	24,700	143,260
*	Kimball Electronics, Inc.	54,202	876,988
*	Knowles Corp.	209,233	4,128,167
	Kulicke & Soffa Industries, Inc.	117,342	3,037,984
*	KVH Industries, Inc.	45,915	472,465
#*	Lantronix, Inc.	17,133	65,448
*	Lattice Semiconductor Corp.	271,513	5,050,142
*	Limelight Networks, Inc.	358,815	1,790,487
	Littelfuse, Inc.	22,098	3,909,357
#*	LivePerson, Inc.	7,174	294,206
*	LiveRamp Holdings, Inc.	143,216	5,763,012
	LogMeIn, Inc.	5,000	429,850
#*	Lumentum Holdings, Inc.	38,896	2,947,150
*	Luna Innovations, Inc.	33,774	276,609
#*	MACOM Technology Solutions Holdings, Inc.	56,293	1,599,847
#*	MagnaChip Semiconductor Corp.	13,480	181,306
*	Manhattan Associates, Inc.	114,370	9,774,060
	ManTech International Corp., Class A	45,781	3,675,299
	MAXIMUS, Inc.	8,797	631,185
*	MaxLinear, Inc.	120,565	2,349,812
	Methode Electronics, Inc.	97,835	3,204,096
*	MicroStrategy, Inc., Class A	17,235	2,620,237
*	Mimecast, Ltd.	15,856	809,132
*	Mitek Systems, Inc.	30,941	301,984
	MKS Instruments, Inc.	52,886	5,543,511
	MTS Systems Corp.	28,891	1,464,485
#*	Napco Security Technologies, Inc.	52,414	1,540,972
#*	NCR Corp.	32,742	1,104,060
*	NeoPhotonics Corp.	160,356	1,223,516
*	NETGEAR, Inc.	69,961	1,799,397
*	Netscout Systems, Inc.	152,623	3,923,937
*	NetSol Technologies, Inc.	13,690	56,814
	Network-1 Technologies, Inc.	8,465	21,078
	NIC, Inc.	117,171	2,311,784
*	Novanta, Inc.	68,099	6,178,622
	NVE Corp.	12,116	888,830
*	OneSpan, Inc.	81,793	1,359,400
*	Onto Innovation Inc.	160,085	6,073,625
*	Optical Cable Corp.	5,961	20,267
*	OSI Systems, Inc.	40,047	3,465,667
#*	PAR Technology Corp.	30,836	1,049,349
*	Paylocity Holding Corp.	2,488	353,022
#	Paysign, Inc.	10,269	89,751
	PC Connection, Inc.	63,474	3,163,544
	PC-Tel, Inc.	33,545	270,037
#*	PDF Solutions, Inc.	67,444	1,062,917
#	Pegasystems, Inc.	31,939	2,753,461
*	Perceptron, Inc.	10,177	62,181
#*	Perficient, Inc.	90,312	4,488,506
	Perspecta, Inc.	86,677	2,433,023
*	PFSweb, Inc.	5,455	23,511

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Photronics, Inc.	187,995	$2,402,576
*	Pixelworks, Inc.	55,173	220,692
#	Plantronics, Inc.	6,832	196,215
*	Plexus Corp.	76,501	5,440,751
	Power Integrations, Inc.	53,191	5,195,165
#*	Powerfleet, Inc.	16,326	123,098
*	PRGX Global, Inc.	23,376	92,569
	Progress Software Corp.	87,734	3,959,435
*	Pure Storage, Inc., Class A	42,446	755,539
	QAD, Inc., Class A	24,355	1,253,065
	QAD, Inc., Class B	4,173	156,508
#*	Qualys, Inc.	12,606	1,080,838
*	Rambus, Inc.	236,418	3,751,954
	RF Industries, Ltd.	3,591	21,510
*	Ribbon Communications, Inc.	84,208	237,467
	Richardson Electronics, Ltd.	19,377	102,117
*	Rogers Corp.	28,758	3,386,255
#*	Rosetta Stone, Inc.	13,849	237,510
#*	SailPoint Technologies Holding, Inc.	56,954	1,428,976
*	Sanmina Corp.	148,533	4,729,291
#	Sapiens International Corp. NV	11,592	294,785
*	ScanSource, Inc.	44,998	1,569,980
	Science Applications International Corp.	82,169	7,211,973
*	Semtech Corp.	80,651	3,886,572
#*	SharpSpring, Inc.	2,936	36,289
#*	ShotSpotter, Inc.	9,166	251,607
*	Silicon Laboratories, Inc.	58,169	5,718,594
#*	SMART Global Holdings, Inc.	57,753	1,741,830
*	Smith Micro Software, Inc.	11,500	58,305
#*	SMTC Corp.	6,433	23,963
*	SolarEdge Technologies, Inc.	23,692	2,318,499
*	SPS Commerce, Inc.	28,544	1,622,156
*	StarTek, Inc.	54,384	414,950
*	Steel Connect, Inc.	5,603	7,844
#*	Stratasys, Ltd.	697	12,532
*	Super Micro Computer, Inc.	6,972	194,937
*	Sykes Enterprises, Inc.	83,905	2,818,369
#*	Synaptics, Inc.	63,054	4,205,071
#*	Synchronoss Technologies, Inc.	55,763	304,745
	SYNNEX Corp.	66,132	9,110,344
*	Tech Data Corp.	67,381	9,698,821
#*	Telaria, Inc.	83,370	846,206
*	Telenav, Inc.	82,713	371,381
#*	Teradata Corp.	8,213	199,904
	TESSCO Technologies, Inc.	20,018	124,112
	TiVo Corp.	99,652	725,467
#	TransAct Technologies, Inc.	25,072	263,757
	TTEC Holdings, Inc.	78,570	3,120,800
#*	TTM Technologies, Inc.	182,139	2,620,980
#*	Ultra Clean Holdings, Inc.	131,442	3,024,480
#*	Unisys Corp.	117,913	1,144,935
#*	Upland Software, Inc.	30,710	1,198,918
*	Veeco Instruments, Inc.	154,019	1,963,742
*	Verint Systems, Inc.	83,349	4,834,242
#*	Veritone, Inc.	3,826	8,570
#*	Verra Mobility Corp.	10,041	159,953
#*	ViaSat, Inc.	29,600	1,884,040
*	Viavi Solutions, Inc.	108,328	1,527,425
*	Virtusa Corp.	75,389	3,139,198

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vishay Intertechnology, Inc.	235,440	$4,777,078
*	Vishay Precision Group, Inc.	32,220	1,112,879
	Wayside Technology Group, Inc.	12,433	199,550
	Xperi Corp.	212,694	3,422,246
#*	Zix Corp.	117,726	794,651
TOTAL INFORMATION TECHNOLOGY			458,560,925
MATERIALS — (4.7%)
#	Advanced Emissions Solutions, Inc.	4,865	55,412
*	AdvanSix, Inc.	21,753	407,216
#*	AK Steel Holding Corp.	511,027	1,410,435
*	Alcoa Corp.	97,298	1,357,307
#*	Allegheny Technologies, Inc.	201,035	3,467,854
	American Vanguard Corp.	60,425	1,128,739
#*	Ampco-Pittsburgh Corp.	2,649	7,682
	Ashland Global Holdings, Inc.	5,785	427,974
	Balchem Corp.	48,190	5,205,484
	Boise Cascade Co.	86,910	3,146,142
	Cabot Corp.	72,120	2,873,982
	Carpenter Technology Corp.	93,523	3,716,604
*	Century Aluminum Co.	208,660	1,103,811
	Chase Corp.	20,838	1,916,471
#	Chemours Co. (The)	30,235	419,359
#*	Clearwater Paper Corp.	24,248	683,794
#	Cleveland-Cliffs, Inc.	397,434	2,789,987
*	Coeur Mining, Inc.	353,633	2,132,407
	Commercial Metals Co.	207,556	4,265,276
#	Compass Minerals International, Inc.	64,741	3,747,857
*	Core Molding Technologies, Inc.	24,525	77,499
	Domtar Corp.	107,105	3,729,396
#	Eagle Materials, Inc.	13,833	1,261,155
*	Element Solutions, Inc.	379,481	4,439,928
*	Ferro Corp.	151,792	2,076,515
	Flexible Solutions International, Inc.	3,406	7,493
*	Forterra, Inc.	3,838	49,702
	Friedman Industries, Inc.	7,760	45,548
	FutureFuel Corp.	74,122	812,377
#*	GCP Applied Technologies, Inc.	106,849	2,374,185
	Gold Resource Corp.	108,163	594,897
	Graphic Packaging Holding Co.	173,481	2,711,508
	Greif, Inc., Class A	49,097	1,984,501
	Greif, Inc., Class B	4,065	192,681
	Hawkins, Inc.	24,960	1,042,829
	Haynes International, Inc.	41,190	1,104,304
	HB Fuller Co.	94,929	4,386,669
	Hecla Mining Co.	369,314	1,119,021
	Huntsman Corp.	12,481	256,609
*	Ingevity Corp.	56,174	3,663,668
	Innophos Holdings, Inc.	79,380	2,536,985
	Innospec, Inc.	49,454	4,981,501
*	Intrepid Potash, Inc.	100,170	238,405
	Kaiser Aluminum Corp.	33,977	3,402,797
*	Koppers Holdings, Inc.	45,150	1,416,807
*	Kraton Corp.	61,782	1,016,314
#	Kronos Worldwide, Inc.	92,361	1,001,193
#*	Livent Corp.	24,042	226,235
	Louisiana-Pacific Corp.	206,881	6,347,109
#*	LSB Industries, Inc.	22,431	67,742
	Materion Corp.	41,809	2,270,229

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Mercer International, Inc.	103,520	$1,139,755
	Minerals Technologies, Inc.	61,810	3,345,775
	Myers Industries, Inc.	114,356	1,850,280
	Neenah, Inc.	39,603	2,639,144
#	Nexa Resources SA	3,030	24,028
	Northern Technologies International Corp.	17,386	246,881
	O-I Glass, Inc.	141,378	1,784,190
	Olin Corp.	87,728	1,304,515
	Olympic Steel, Inc.	16,478	242,227
*	OMNOVA Solutions, Inc.	111,422	1,126,476
	PH Glatfelter Co.	71,213	1,189,257
	PolyOne Corp.	131,230	4,354,211
*	PQ Group Holdings, Inc.	11,216	171,717
#	Quaker Chemical Corp.	3,429	569,283
#*	Ramaco Resources, Inc.	3,731	11,454
	Rayonier Advanced Materials, Inc.	47,979	147,775
*	Resolute Forest Products, Inc.	94,468	329,693
*	Ryerson Holding Corp.	100,888	1,034,102
	Schnitzer Steel Industries, Inc., Class A	73,482	1,181,591
#	Schweitzer-Mauduit International, Inc.	72,603	2,543,283
#	Scotts Miracle-Gro Co. (The)	7,247	889,497
	Sensient Technologies Corp.	73,966	4,419,469
	Silgan Holdings, Inc.	116,633	3,599,294
	Stepan Co.	40,082	3,954,089
*	Summit Materials, Inc., Class A	131,530	2,889,714
	SunCoke Energy, Inc.	165,468	972,952
*	Synalloy Corp.	17,501	224,538
	Tecnoglass, Inc.	1,400	10,598
*	TimkenSteel Corp.	72,888	465,025
*	Trecora Resources	19,432	131,555
	Tredegar Corp.	66,287	1,348,940
	Trinseo SA	29,739	854,104
*	Tronox Holdings P.L.C., Class A	163,022	1,379,166
*	UFP Technologies, Inc.	8,145	379,801
	United States Lime & Minerals, Inc.	14,662	1,315,915
#	United States Steel Corp.	140,534	1,274,643
*	Universal Stainless & Alloy Products, Inc.	14,342	190,032
#*	US Concrete, Inc.	58,748	2,090,841
	Valvoline, Inc.	42,550	896,954
*	Venator Materials P.L.C	23,600	64,664
*	Verso Corp., Class A	82,728	1,393,967
#	Warrior Met Coal, Inc.	40,228	758,700
	Worthington Industries, Inc.	98,879	3,636,770
	WR Grace & Co.	13,684	921,754
TOTAL MATERIALS			154,998,214
REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	1,973	36,698
#*	CKX Lands, Inc.	702	6,807
	Consolidated-Tomoka Land Co.	15,038	954,311
*	Cushman & Wakefield PLC	4,576	87,951
*	Five Point Holdings LLC, Class A	2,200	17,842
#*	Forestar Group, Inc.	9,341	189,342
*	FRP Holdings, Inc.	18,405	871,293
	Griffin Industrial Realty, Inc.	4,903	198,571
	Kennedy-Wilson Holdings, Inc.	157,826	3,402,729
#*	Marcus & Millichap, Inc.	58,120	2,057,448
#*	Maui Land & Pineapple Co., Inc.	36,053	376,754
	Newmark Group, Inc., Class A	37,717	443,929

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Rafael Holdings, Inc., Class B	43,452	$879,468
	RE/MAX Holdings, Inc., Class A	34,542	1,322,268
#	Realogy Holdings Corp.	29,413	311,484
	RMR Group, Inc. (The), Class A	11,648	536,623
#*	St Joe Co. (The)	45,829	962,867
*	Stratus Properties, Inc.	16,168	480,998
*	Tejon Ranch Co.	56,659	912,210
#*	Trinity Place Holdings, Inc.	27,705	91,426
TOTAL REAL ESTATE			14,141,019
UTILITIES — (3.7%)
	ALLETE, Inc.	68,437	5,713,121
#	American States Water Co.	64,605	5,721,419
*	AquaVenture Holdings, Ltd.	15,000	405,000
	Artesian Resources Corp., Class A	28,411	1,071,663
	Atlantica Yield P.L.C.	58,326	1,675,414
#	Avista Corp.	106,134	5,396,914
	Black Hills Corp.	75,388	6,259,466
	California Water Service Group	84,987	4,466,917
	Chesapeake Utilities Corp.	33,157	3,190,035
	Clearway Energy, Inc., Class A	42,245	874,049
	Clearway Energy, Inc., Class C	88,428	1,872,021
	Consolidated Water Co., Ltd.	28,136	481,407
	El Paso Electric Co.	68,846	4,687,724
#	Genie Energy, Ltd., Class B	55,747	403,051
#	Hawaiian Electric Industries, Inc.	33,010	1,614,519
	IDACORP, Inc.	38,631	4,334,012
	MGE Energy, Inc.	49,729	3,974,839
	Middlesex Water Co.	41,145	2,685,123
	National Fuel Gas Co.	8,135	351,351
	New Jersey Resources Corp.	145,601	6,016,233
	Northwest Natural Holding Co.	54,530	4,001,411
	NorthWestern Corp.	71,197	5,480,033
	ONE Gas, Inc.	56,950	5,381,775
#	Ormat Technologies, Inc.	77,474	6,140,589
	Otter Tail Corp.	68,600	3,674,216
	Pattern Energy Group, Inc., Class A	80,530	2,167,062
	PNM Resources, Inc.	135,652	7,356,408
	Portland General Electric Co.	64,504	3,966,996
*	Pure Cycle Corp.	840	10,911
	RGC Resources, Inc.	22,515	570,080
	SJW Group	40,978	3,005,736
#	South Jersey Industries, Inc.	98,964	3,048,091
	Southwest Gas Holdings, Inc.	61,986	4,680,563
#	Spark Energy, Inc., Class A	17,098	162,260
	Spire, Inc.	73,831	6,225,430
	TerraForm Power, Inc., Class A	33,045	597,784
	Unitil Corp.	52,373	3,230,890

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	34,366	$1,627,574
TOTAL UTILITIES		122,522,087
TOTAL COMMON STOCKS		3,129,527,582
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	11,079	301,903
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*» Social Reality, Inc. Rights 12/31/19, Class A	10,334	310
TOTAL INVESTMENT SECURITIES (Cost $1,808,366,783)		3,129,829,795

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	11,668,312	11,668,312
SECURITIES LENDING COLLATERAL — (5.4%)
@§	The DFA Short Term Investment Fund	15,438,173	178,650,540
TOTAL INVESTMENTS — (100.0%)
(Cost $1,998,645,755)^^			$3,320,148,648
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$103,510,071	—	—	$103,510,071
Consumer Discretionary	428,200,312	$6,116	—	428,206,428
Consumer Staples	119,392,458	—	—	119,392,458
Energy	99,456,095	—	—	99,456,095
Financials	664,541,930	79,334	—	664,621,264
Health Care	314,591,788	150,562	—	314,742,350
Industrials	649,376,671	—	—	649,376,671
Information Technology	458,554,123	6,802	—	458,560,925
Materials	154,998,214	—	—	154,998,214
Real Estate	14,141,019	—	—	14,141,019
Utilities	122,522,087	—	—	122,522,087
Preferred Stocks
Communication Services	301,903	—	—	301,903
Rights/Warrants
Consumer Discretionary	—	310	—	310
Temporary Cash Investments	11,668,312	—	—	11,668,312
Securities Lending Collateral	—	178,650,540	—	178,650,540
TOTAL	$3,141,254,983	$178,893,664	—	$3,320,148,647

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2020, the Fund consisted of one hundred and five operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio,

International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2020, the DFA Commodity Strategy Portfolio held $283,235,776 in the Subsidiary, representing 20.48% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$405,881
U.S. Large Cap Value Portfolio	18,954,751
U.S. Targeted Value Portfolio	9,965,212
U.S. Small Cap Value Portfolio	12,084,514
U.S. Core Equity 1 Portfolio	17,701,809
U.S. Core Equity 2 Portfolio	18,606,894
U.S. Vector Equity Portfolio	3,133,898
U.S. Small Cap Portfolio	14,287,958
U.S. Micro Cap Portfolio	4,926,037
DFA Real Estate Securities Portfolio	7,158,931
Large Cap International Portfolio	4,517,536
International Core Equity Portfolio	28,669,076
International Small Company Portfolio	11,914,168
Global Small Company Portfolio	41,430
Japanese Small Company Portfolio	499,335
Asia Pacific Small Company Portfolio	339,996
United Kingdom Small Company Portfolio	23,352
Continental Small Company Portfolio	621,018
DFA International Real Estate Securities Portfolio	6,421,669
DFA Global Real Estate Securities Portfolio	7,885,149
DFA International Small Cap Value Portfolio	13,279,234
International Vector Equity Portfolio	2,495,149
World ex U.S. Value Portfolio	280,688
World ex U.S. Targeted Value Portfolio	562,152
World ex U.S. Core Equity Portfolio	3,649,418
Selectively Hedged Global Equity Portfolio	293,856
Emerging Markets Portfolio	4,062,162
Emerging Markets Small Cap Portfolio	6,350,220

Federal Tax Cost
Emerging Markets Value Portfolio	$16,156,510
Emerging Markets Core Equity Portfolio	25,589,831
U.S. Large Cap Equity Portfolio	1,090,378
DFA Commodity Strategy Portfolio	2,300,574
DFA One-Year Fixed Income Portfolio	7,620,783
DFA Two-Year Global Fixed Income Portfolio	5,769,937
DFA Selectively Hedged Global Fixed Income Portfolio	1,293,512
DFA Short-Term Government Portfolio	2,180,002
DFA Five-Year Global Fixed Income Portfolio	15,222,770
DFA World ex U.S. Government Fixed Income Portfolio	1,486,077
DFA Intermediate Government Fixed Income Portfolio	5,406,989
DFA Short-Term Extended Quality Portfolio	6,702,569
DFA Intermediate-Term Extended Quality Portfolio	2,010,743
DFA Targeted Credit Portfolio	805,518
DFA Investment Grade Portfolio	10,645,807
DFA Inflation-Protected Securities Portfolio	4,696,198
DFA Short-Term Municipal Bond Portfolio	2,579,715
DFA Intermediate-Term Municipal Bond Portfolio	2,046,961
DFA California Short-Term Municipal Bond Portfolio	1,215,954
DFA California Intermediate-Term Municipal Bond Portfolio	528,510
DFA NY Municipal Bond Portfolio	119,568
Dimensional Retirement Income Fund	18,475
Dimensional 2045 Target Date Retirement Income Fund	62,620
Dimensional 2050 Target Date Retirement Income Fund	45,905
Dimensional 2055 Target Date Retirement Income Fund	27,820
Dimensional 2060 Target Date Retirement Income Fund	20,690
Dimensional 2065 Target Date Retirement Income Fund	43
Dimensional 2005 Target Date Retirement Income Fund	5,963
Dimensional 2010 Target Date Retirement Income Fund	15,270
Dimensional 2015 Target Date Retirement Income Fund	41,805
Dimensional 2020 Target Date Retirement Income Fund	99,178
Dimensional 2025 Target Date Retirement Income Fund	139,209
Dimensional 2030 Target Date Retirement Income Fund	126,554
Dimensional 2035 Target Date Retirement Income Fund	98,983
Dimensional 2040 Target Date Retirement Income Fund	81,307
DFA Short-Duration Real Return Portfolio	1,485,177
DFA Municipal Real Return Portfolio	873,499
DFA Municipal Bond Portfolio	514,843
World Core Equity Portfolio	776,832
DFA LTIP Portfolio	195,074
U.S. Social Core Equity 2 Portfolio	920,921
U.S. Sustainability Core 1 Portfolio	1,720,156
International Sustainability Core 1 Portfolio	1,412,482
International Social Core Equity Portfolio	1,191,553
Global Social Core Equity Portfolio	62,902
Emerging Markets Social Core Equity Portfolio	1,276,533
Tax-Managed U.S. Marketwide Value Portfolio	2,895,584
Tax-Managed U.S. Equity Portfolio	1,945,209

Federal Tax Cost
Tax-Managed U.S. Targeted Value Portfolio	$3,303,677
Tax-Managed U.S. Small Cap Portfolio	1,999,689
T.A. U.S. Core Equity 2 Portfolio	6,082,189
Tax-Managed DFA International Value Portfolio	3,603,076
T.A. World ex U.S. Core Equity Portfolio	3,476,699
VA U.S. Targeted Value Portfolio	353,011
VA U.S. Large Value Portfolio	463,175
VA International Value Portfolio	360,383
VA International Small Portfolio	262,878
VA Short-Term Fixed Portfolio	326,365
VA Global Bond Portfolio	420,705
VIT Inflation-Protected Securities Portfolio	121,591
DFA VA Global Moderate Allocation Portfolio	119,530
U.S. Large Cap Growth Portfolio	1,871,213
U.S. Small Cap Growth Portfolio	685,469
International Large Cap Growth Portfolio	449,698
International Small Cap Growth Portfolio	201,617
DFA Social Fixed Income Portfolio	330,445
DFA Diversified Fixed Income Portfolio	1,132,332
U.S. High Relative Profitability Portfolio	1,663,043
International High Relative Profitability Portfolio	704,445
VA Equity Allocation Portfolio	71,486
DFA MN Municipal Bond Portfolio	76,413
DFA California Municipal Real Return Portfolio	147,088
DFA Global Core Plus Fixed Income Portfolio	1,787,603
Emerging Markets Sustainability Core 1 Portfolio	326,121
Emerging Markets Targeted Value Portfolio	122,963
DFA Global Sustainability Fixed Income Portfolio	366,120
DFA Oregon Municipal Bond Portfolio	29,628
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.